UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

(Exact name of registrant as specified in charter)

383 Madison Avenue

New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2021

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2021 (Unaudited)

Dear Shareholder,

As many of us begin a cautious, yet hopeful transition to a new normal, we remain keenly aware that in some regions of the world, challenges remain. Our thoughts are with all of those who have been, and continue to be impacted by the COVID-19 virus, and we look forward to the day when we can confidently say for all that the worst is behind us.

Following a 12-month period of unprecedented market volatility, the six months covered by this report were characterized by recovery, as the markets responded positively to the rollout of COVID-19 vaccination programs. Against this backdrop, the Six Circles Funds provided us with the means to target key themes within our discretionary portfolios. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during this time, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2021	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2021 (Unaudited)

Equity markets across the globe posted positive returns in the first half of 2021. The successful rollout of COVID-19 vaccinations in the U.S. is helping the economy to recover and is boosting company earnings leading to equity markets trading at or near an all-time high. While certain international regions are behind in the COVID-19 recovery, we expect them to follow the path of the U.S. The MSCI USA Index was up 14.9% in the first half of 2021, with Developed Non-U.S. and Emerging Markets Equities also closing in positive territory with the MSCI World ex-USA Index and the MSCI Emerging Markets Index up 9.9% and 7.5% respectively.

Global Bond and cash markets trailed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.02%

and the Bloomberg Barclays Global Aggregate Hedged Index had a negative return of -1.5%, while the MSCI World Index was up 13.1% in the first half of 2021.

The Federal Open Market Committee decided to maintain the target range for the federal funds rate at 0 – 0.25%, with the view that this level is appropriate to support economic activity, the labor market, and inflation. The Committee stated that it anticipates maintaining an accommodative stance of monetary policy until its employment targets are achieved and inflation has risen to 2% and is on track to moderately exceed 2% for some time. The Committee will continue to monitor economic data to assess any future changes to the target federal funds range.

2	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	0.34%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.02%

Net Assets as of 6/30/2021 (In Thousands)	$552,249
Duration	0.90 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a) During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2021 through June 30, 2021 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg

Barclays 1-3 Month U.S. T-Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 76% of the Fund’s exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 12% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, the sector detracted from the Fund’s performance on an absolute basis as well as relative to the Index.

On allocation level, both of the Fund’s allocations – Global Markets and Core Ultra Short – contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

JUNE 30, 2021	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 89% of the Fund invested in instruments with maturities of 3 years and under as of June 30, 2021.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2021, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality, within the context of the broader portfolios.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2021, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	0.34%	1.16%	2.01%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.90% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.17% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of Treasury securities and is selected by a Market Value process. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	0.14%
iMoneyNet Tax-Free National Institutional Money Market Index	0.01%

Net Assets as of 6/30/2021 (In Thousands)	$600,615
Duration	0.73 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax(1). The Fund also may invest in taxable instruments. Allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	Mellon Investments Corporation (“Mellon”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a) During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2021 through June 30, 2021, the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Municipal Bonds and Investment Grade Credit were the largest sector exposures in the Fund on a look-through basis and comprised approximately 69% and 13% of the Fund, respectively, at the end of the reporting period. Both of these exposures contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

On allocation level, both of the Fund’s allocations – Global Markets and Core Municipal Ultra Short – contributed to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Municipal Ultra Short (Mellon)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the

JUNE 30, 2021	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

more liquid segments of the fixed income market, with approximately 96% of the Fund invested into instruments with maturities of three years and under as of June 30, 2021.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Municipal Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2021, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality, within the context of the broader portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2021, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	0.14%	0.81%	1.48%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.12% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.14% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Although the performance of the iMoneyNet Tax-Free National Institutional Money Market Index reflects returns of constituent mutual funds net of expenses, the index itself is unmanaged and no expenses are deducted at the index level. The performance of the Index has also been adjusted to reflect reinvestment of all dividends and capital gain distributions of the mutual funds included in the Index, if applicable.

The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	19.12%
MSCI USA Index	14.87%

Net Assets as of 6/30/2021 (In Thousands)	$18,173,992

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2021 through June 30, 2021 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Industrials, Financials and Communications Services sectors comprised approximately 42% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all the three sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

Consumer Discretionary, Health Care and Energy sectors comprised approximately 22% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. All the three sectors contributed to the Fund’s performance on an absolute basis. While broad Consumer Discretionary underweight contributed, relative positioning in Energy and Health Care detracted.

On the sleeve level, the Fund’s allocation to U.S. Financials was the largest contributor. There were no detractors to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
S&P 500 Equal Weight	16%
U.S. Software	14
U.S. Financials	12
U.S. Interactive Media & Services	11
U.S. Tech Hardware Equip	8
U.S. Internet Retail	8
U.S. Industrials	7
U.S. Pharmaceuticals	6
S&P 500 Air Freight & Logistics	5
U.S. Beverages	4
U.S. Biotechnology	3
U.S. Semi & Semi Equip	3
USA	3

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

JUNE 30, 2021	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

Allocation to the S&P 500 Equal Weight comprised approximately 16% of the Fund as of June 30, 2021. The Adviser believes that the allocation to equally weighted index allows us to lean into cyclicals and diversify away from mega-cap technology companies.

Allocation to U.S. Software and U.S. Internet Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures collectively comprised approximately 22% of the Fund as of June 30, 2021.

Allocation to the U.S. Financials comprised approximately 12% of the Fund as of June 30, 2021. The Adviser believes in capital adequacy and dividend sustainability in the sector, and has conviction in the position given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 11% of the Fund as of June 30, 2021. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to U.S. Technology Hardware Storage & Peripherals, which allows the Adviser to access specific exposures within the Technology sector, was approximately 8% of the Fund as of June 30, 2021.

Allocation to the U.S. Industrials was approximately 7% of the Fund as of June 30, 2021. The Adviser believes that the Industrials are cyclical companies that would benefit from economic recovery and growth.

Allocation to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 6% and 3% of the Fund respectively, as of June 30, 2021. The Adviser believes that the market is overestimating the risks that potential policy changes may have, given the industry’s long-term growth tailwinds.

The Adviser believes that allocation to U.S. Air Freight & Logistics has benefited from COVID-19 given the sector’s ecommerce networks. This allocation comprised approximately 5% of the Fund as of June 30, 2021.

Allocation to U.S. Beverages was approximately 4% of the Fund’s exposure as of June 30, 2021 and reflects the Adviser’s belief that major players of this sector are going through structural changes and are set to improve free cash flow conversion.

The Adviser believes that allocation to U.S. Semis & Semi Equipment industries are attractive industries within the broader Information Technology Sector. This allocation comprised approximately 3% of the Fund as of June 30, 2021.

Allocation to Broad USA comprised approximately 3% of the Fund as of June 30, 2021. Within the context of the broader Portfolios, the Adviser believes that the allocation provides ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	19.12%	49.23%	20.14%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

8	SIX CIRCLES TRUST	JUNE 30, 2021

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.27% and 0.06% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2021	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	10.42%
MSCI World ex- USA Index	9.92%

Net Assets as of 6/30/2021 (In Thousands)	$11,444,907

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2021 through June 30, 2021 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Information Technology, Utilities and Health Care sectors comprised approximately 48% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. Health Care and Information Technology contributed to the Fund’s performance on an absolute basis, as well as relative to the Index, while Utilities detracted.

Consumer Discretionary and Materials sectors comprised approximately 8% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. Both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to index.

On the sleeve level, the Fund’s allocation to Europe Industrials was the largest contributor, while the allocation to Europe ex Utilities was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	16%
Europe Pharmaceuticals	16
Europe Industrials	10
Broad UK	8
Europe ex-UK Utilities	8
Switzerland Pharmaceuticals	7
Europe ex-UK	6
European Info Technology	6
Korea Tech Hardware Storage & Peripherals	6
Switzerland Food Products	5
Emerging Markets	4
Europe Autos	4
Europe Food, Beverage & Tobacco	4

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

Allocation to Europe Financials was approximately 16% of the Fund as of June 30, 2021. The Adviser believes in the capital adequacy and the capacity of the sector to pay dividends.

10	SIX CIRCLES TRUST	JUNE 30, 2021

Valuations have been compelling and the market has become more realistic about the outlook for credit costs.

Allocation to Europe and Switzerland Pharmaceuticals comprised approximately 16% and 7% of the Fund as of June 30, 2021 respectively, and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

Allocation to the Europe Industrials was approximately 10% of the Fund as of June 30, 2021. The Adviser believes that the Industrials sector is built on cyclical exposures that would benefit from economic recovery and growth.

Allocation to Broad UK comprised approximately 8% of the Fund as of June 30, 2021. Within the context of the broader Portfolios, the Adviser believes that the allocation adds to a more cyclical European market that has clarity with the resolution of Brexit issues and as COVID-19 subsides.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 8% of the Fund as of June 30, 2021.

Allocation to Broad Europe ex-UK comprised approximately 6% of the Fund as of June 30, 2021. Within the context of the broader Portfolios, the Adviser believes to have high conviction in Europe with successful vaccine rollout and recovery of the market.

Allocation to Europe Information Technology, which allows the Adviser to access broad European Technology within the Technology sector with secular tailwinds and a large concentration in semiconductors, was approximately 6% of the Fund as of June 30, 2021.

The Adviser believes that the allocation to Korea Technology Hardware, Software and Peripherals provides exposure to a strong player within the global technology supply chain. The allocation was approximately 6% of the Fund as of June 30, 2021.

The Adviser believes that the valuations of Emerging Markets look reasonable and the prospects for growth have improved. The sector has become less dependent on commodity-based industries like energy and is gaining more technology exposure. This allocation was approximately 4% of the Fund as of June 30, 2021.

The Adviser believes that allocation to Europe Automobiles is expected to perform well as the economy recovers. The focus on electric vehicles are likely to be a tailwind. This allocation comprised approximately 4% of the Fund as of June 30, 2021.

The Adviser believes that allocation to Europe Food, Beverage & Tobacco and Switzerland Food Products serves as a defensive anchor in the broader Portfolios, with better fundamentals and valuations than many other defensive exposures. This allocation was approximately 4% and 5% respectively of the Fund as of June 30, 2021.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	10.42%	37.11%	5.09%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

JUNE 30, 2021	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.10% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	(0.82)%
Bloomberg Barclays Global-Aggregate Index - Hedged USD	(1.52)%

Net Assets as of 6/30/2021 (In Thousands)	$7,115,595
Duration	6.27 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Global Bond Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in a global portfolio of investment grade fixed income securities with varying maturities across government, corporate, and securitized fixed income sectors. The Fund will also allocate across a number of different countries around the World.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”). The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2021 through June 30, 2021, (the “reporting period”) the Fund posted a negative return on an absolute basis, but outperformed relative to the Bloomberg Barclays Global Aggregate Index (the “Hedged Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Government Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 50% of the Fund at the end of the reporting period, with the Fund being underweight this sector relative to the Index. Government Bonds detracted from the Fund’s performance on an absolute basis during the reporting period, but contributed relative to the Index.

Emerging Market Debt comprised approximately 7% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being overweight this sector relative to the Index. During the reporting period, exposure to Extended Credit contributed to the Fund’s performance on an absolute basis, as well as relative to the index.

On the allocation level, the Fund’s allocation to Pan-European Government was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to nine strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Asian Pacific Government (BlackRock)	41%
Global Credit (PGIM)	10
Global Securitized (PIMCO)	10
Pan-European Government (BlackRock)	9
U.S. Securitized (BlackRock)	9
Pan-European Credit (BlackRock)	8
U.S. Government (BlackRock)	7
Global Government (PGIM)	5
U.S. Credit (BlackRock)	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

JUNE 30, 2021	SIX CIRCLES TRUST	13

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

Allocations to Asia Pacific Government and Pan-European Government comprised approximately 50% of the Fund as of June 30, 2021 and provide what the Adviser believes is a low tracking error, tactical way to allocate to government bonds within these regions.

Allocation to Global Credit and Pan European Credit comprised approximately 18% of the Fund as of June 30, 2021, and provides what the Adviser believes to be a full tracking error, flexible access point to a broad range global corporate bonds across different regions, sectors, and credit qualities.

Allocation to Global Securitized comprised approximately 10% of the Fund as of June 30, 2021 and provides what the Adviser believes to be full tracking error, flexible access to a broad range of securitized debt across different regions, sectors, and credit qualities.

The Adviser believes that the allocation to Global Government provides full tracking error access to a broad range of government bonds across different regions. The allocation was approximately 5% of the Fund as of June 30, 2021.

Allocations to U.S. Credit, U.S. Government, and U.S. Securitized comprised approximately 17% of the Fund as of June 30, 2021. These allocations provide what the Adviser believes is a low tracking error, tactical way to allocate within these sectors.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Global Bond Fund	(0.82)%	0.64	1.64%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.25% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown.

As of the latest prospectus, the gross and net expense ratios for the Fund were 0.36% and 0.16% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Barclays Global-Aggregate Index - Hedged USD from May 19, 2020 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays Global-Aggregate Index - Hedged USD does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard

14	SIX CIRCLES TRUST	JUNE 30, 2021

or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2021	SIX CIRCLES TRUST	15

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	0.80%
Bloomberg Barclays 1-15 Year Municipal Bond Index	0.57%

Net Assets as of 6/30/2021 (In Thousands)	$5,738,326
Duration	4.65 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Bond Fund (the “Fund”) seeks to provide after-tax total return. The Fund invests at least 50% in municipal securities across varying maturity ranges, the income from which is exempt from federal income tax(1). The Fund also may invest in taxable instruments.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Capital International Inc. (“Capital Group”)
•	Nuveen Asset Management, LLC (“Nuveen”)
•	Wells Capital Management Incorporated (“WellsCap”)

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2021 through June 30, 2021, (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg Barclays Municipal Bond Blend 1-15 Year Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

By sector composition, Municipal Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 89% of the Fund at the end of the reporting period. This sector contributed to the Fund’s performance on an absolute basis as well relative to the Index during the reporting period.

High Yield Municipal Bonds were approximately 2% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to High Yield Municipal Bonds contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

On the allocation level, the full tracking error Municipal allocations managed by Nuveen and WellsCap were the largest contributors, while Intermediate Duration Municipal allocation was a detractor on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to five strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipals (Nuveen)	30%
Municipals (WellsCap)	30
Short Duration Municipal (Capital Group)	26
Intermediate Duration Municipal (Capital Group)	8
Long Duration Municipal (Capital Group)	6

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

16	SIX CIRCLES TRUST	JUNE 30, 2021

1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Allocations to Short Duration Municipal, Intermediate Duration Municipal and Long Duration Municipal comprised approximately 26%, 8% and 6% of the Fund, respectively, as of June 30, 2021. These allocations provide what the Adviser believes to be low tracking error, flexible access points to municipal debt within short and intermediate maturity ranges.

The Adviser believes that the allocations to Municipal strategies sub-advised by Nuveen and WellsCap provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities. Each of these allocations were approximately 30% of the Fund as of June 30, 2021.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Tax Aware Bond Fund	0.80%	3.65%	5.25%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.01% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.35% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg Barclays 1-15 Year Municipal Bond Index from May 19, 2020 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays 1-15 Year Municipal Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2021	SIX CIRCLES TRUST	17

Six Circles Credit Opportunities Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.20%
Bloomberg Barclays U.S. Intermediate Corporate Bond Index	(0.52)%

Net Assets as of 6/30/2021 (In Thousands)	$3,451,797
Duration	3.27 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Credit Opportunities Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in global fixed income opportunities, including below investment-grade debt, as well as other tactical credit opportunities.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	BlueBay Asset Management LLP (“BlueBay”)(a)
•	Federated Investment Management Company (“Federated”)
•	Lord Abbett & Co, LLC (“Lord Abbett”)
•	Muzinich & Co., Inc. (“Muzinich”)(a)
•	Pacific Investment Management Company LLC (“PIMCO”)(a)
•	PGIM, Inc. (“PGIM”)

(a) During the reporting period, the Adviser did not allocate Fund assets to these Sub-Advisers.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2021 through June 30, 2021, (the “reporting period”) the Fund posted positive return on an absolute basis, and outperformed relative to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely- recog- nized index.

By sector composition, High Yield was the largest sector exposure in the Fund on a look-through basis and comprised approximately 72% of the Fund at the end of the reporting period. This sector contributed to the Fund’s performance on an absolute basis and relative to the Index during the reporting period.

Investment Grade Corporate Bonds was the largest sector underweight, with approximately 11% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, exposure to Investment Grade Corporate Bonds contributed to the Fund’s performance on an absolute basis and relative to the Index.

On the sleeve level, High Yield allocations managed by BlackRock Investment Management, LLC (“BlackRock”) and PGIM, Inc. (“PGIM”) were the largest contributors on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to four Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
High Yield (BlackRock)	37%
High Yield (PGIM)	29
Short Duration (Lord Abbett)	25
High Yield (Federated)	9

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

18	SIX CIRCLES TRUST	JUNE 30, 2021

Allocations to High Yield managed by BlackRock comprised approximately 37% of the Fund as of June 30, 2021. The Adviser believes that the allocation provides flexibility in the portfolio construction process for adjusting credit quality and sector allocations in response to market movements.

Allocations to High Yield managed by PGIM comprised approximately 29% of the Fund as of June 30, 2021. This allocation provide what the Adviser believes to be a broader market exposure, with potential ability to offer excess returns without taking large sector or credit rating bets.

Allocations to Short Duration managed by Lord Abbett comprised approximately 25% of the Fund as of June 30, 2021. The adviser believes that this allocation provides a higher quality, shorter duration exposure and consists of investment grade and securitized bonds.

The allocation High Yield managed by Federated comprised approximately 9% of the Fund as of June 30, 2021 and provides what the Adviser believes to be a more focused exposure to CCC or B-rated names.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	Since Inception (August 19, 2020)*
Six Circles Credit Opportunities Fund	2.20%	6.40%

*	Not Annualized

GROWTH OF $10,000 REPORT (08/19/2020 TO 06/30/2021)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.08% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 1.11% and 0.44% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on August 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund and the Bloomberg Barclays U.S. Intermediate Corporate Bond Index from August 19, 2020 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Barclays U.S. Intermediate Corporate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Barclays U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2021	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 13.2%
AMMC CLO XII Ltd., (Cayman Islands), Series 2013-12A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 1.36%, 11/10/2030 (e) (aa)	1,250	1,250
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 1.23%, 01/28/2031 (e) (aa)	1,250	1,250
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 1.27%, 01/28/2031 (e) (aa)	1,577	1,576
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 1.18%, 07/28/2028 (e) (aa)	1,497	1,498
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.12%, 07/18/2027 (e) (aa)	668	668
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 0.99%, 11/17/2027 (e) (aa)	338	338
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 1.01%, 04/22/2027 (e) (aa)	906	905
Avery Point VI CLO Ltd., (Cayman Islands), Series 2015-6A, Class AR2, (ICE LIBOR USD 3 Month + 0.90%), 1.08%, 08/05/2027 (e) (aa)	1,472	1,470
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026	2,180	2,174
Battalion CLO Ltd., (Cayman Islands), Series 2020-18A, Class A1, (ICE LIBOR USD 3 Month + 1.80%), 1.98%, 10/15/2032 (e) (aa)	1,000	1,003
Benefit Street Partners CLO VI Ltd., (Cayman Islands), Series 2015-VIA, Class A1R, (ICE LIBOR USD 3 Month + 1.24%), 1.43%, 10/18/2029 (e) (aa)	1,000	1,000
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 1.29%, 01/20/2031 (e) (aa)	1,000	1,000
Birch Grove CLO Ltd., (Cayman Islands),
Series 19A, Class A, (ICE LIBOR USD 3 Month + 1.49%), 1.61%, 06/15/2031 (e) (aa)	2,000	2,002
Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 0.00%, 06/15/2031 (e) (w) (aa)	2,000	2,000
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.21%, 11/20/2028 (e) (aa)	1,688	1,689

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	557	451
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.34%, 10/20/2029 (e) (aa)		500	500
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/2026		1,060	1,061
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.42%, 10/17/2029 (e) (aa)		1,140	1,140
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		622	627
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		620	626
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 0.72%, 08/16/2032 (e) (aa)		843	847
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 1.39%, 10/17/2031 (e) (aa)		750	750
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.44%, 10/25/2037 (e) (aa)		386	389
CNH Equipment Trust, Series 2020-A, Class A2, 1.08%, 07/17/2023		229	230
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)		350	351
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.14%, 07/18/2030 (e) (aa)		1,500	1,499
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		1,046	1,048
Enterprise Fleet Financing LLC,
Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)		66	66
Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		904	916
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		798	797
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	578	470
Ford Credit Auto Lease Trust, Series 2020-B, Class A2B, (ICE LIBOR USD 1 Month + 0.26%), 0.33%, 12/15/2022 (aa)		678	678

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/15/2023 (aa)		3,000	3,003
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,426
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.67%, 09/15/2024 (aa)		2,480	2,496
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,407
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.37%, 10/15/2030 (e) (aa)		1,650	1,650
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	800	645
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.52%, 02/25/2036 (aa)		413	413
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16%, 01/17/2023		244	246
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 1.33%, 10/19/2028 (e) (aa)		953	953
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/2023		728	729
KVK CLO Ltd., (Cayman Islands), Series 2018-1A, Class A, (ICE LIBOR USD 3 Month + 0.93%), 1.09%, 05/20/2029 (e) (aa)		297	297
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		226	228
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,496
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 0.97%, 12/16/2058 (e) (aa)		558	559
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 0.99%, 06/27/2067 (e) (aa)		1,175	1,191
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 1.36%, 10/18/2030 (e) (aa)		1,900	1,901

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	300	312
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)	1,500	1,499
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.24%, 04/30/2027 (e) (aa)	109	109
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 1.34%, 01/15/2029 (e) (aa)	439	439
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.04%, 01/20/2027 (e) (aa)	699	700
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.89%, 07/25/2035 (aa)	1,320	1,319
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 1.27%, 01/15/2030 (e) (aa)	1,000	999
Santander Drive Auto Receivables Trust,
Series 2020-4, Class A3, 0.48%, 07/15/2024	500	501
Series 2021-2, Class A2, 0.28%, 04/15/2024	340	340
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 0.59%, 12/15/2027 (e) (aa)	661	661
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.78%, 10/25/2029 (e) (aa)	1,512	1,514
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	471	476
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.52%, 02/17/2032 (e) (aa)	1,069	1,084
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	753	770
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.00%, 09/15/2034 (e) (aa)	1,479	1,489
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.39%, 09/15/2054 (e) (aa)	340	340
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	700	707

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-PTB, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.39%, 09/15/2054 (e) (aa)	258	259
Series 2021-C, Class A1, (ICE LIBOR USD 1 Month + 0.40%), 0.49%, 01/15/2053 (e) (aa)	590	590
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	104	104
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)	381	385
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	688	691
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 07/15/2030 (e)	140	141
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 1.35%, 10/13/2029 (e) (aa)	265	265
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,525
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 1.40%, 10/15/2029 (e) (aa)	2,100	2,100
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.36%, 07/22/2024 (aa)	520	521
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 1.14%, 07/23/2027 (e) (aa)	625	625
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.33%, 10/15/2031 (e) (aa)	1,150	1,150
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 1.16%, 06/07/2030 (e) (aa)	270	270
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	400	400

Total Asset-Backed Securities (Cost $72,878)		73,194

Certificates of Deposit — 2.0%
Financial — 2.0%
Banks — 2.0%
Barclays Bank plc, (United Kingdom), 0.33%, 02/01/2022	1,900	1,901
Credit Suisse AG, (Switzerland),
(United States SOFR + 0.43%), 0.48%, 10/28/2022 (aa)	4,500	4,501
0.50%, 10/28/2022	1,400	1,399

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Sumitomo Mitsui Banking Corp., (Japan), 0.70%, 07/15/2022		3,000	3,013

Total Financial			10,814

Total Certificates of Deposit (Cost $10,800)			10,814

Collateralized Mortgage Obligations — 4.4%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.86%, 11/16/2066 (e) (aa)		132	133
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP	1,000	1,398
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)		285	286
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		394	395
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.03%, 09/12/2068 (aa)	GBP	255	354
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP	251	350
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP	443	619
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 05/25/2050 (aa)		2,402	2,423
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		897	905
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 12/20/2064 (aa)		1,643	1,662
Series 2017-121, Class PE, 3.00%, 07/20/2046		562	575
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.46%, 08/20/2065 (aa)		2,193	2,196
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.51%, 05/20/2044 (aa)		653	654
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.51%, 06/20/2071 (aa) (bb) (cc)		1,600	1,742
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		476	483

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 0.92%, 12/22/2069 (e) (aa)		750	751
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,484	1,480
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.94%, 11/15/2049 (aa)	GBP	62	86
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		588	586
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		170	185
Series 2021-NQ2R, Class A1, 0.94%, 09/25/2058 (e) (z)		1,475	1,474
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP	508	706
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		400	399
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.88%, 08/20/2056 (aa)	GBP	183	253
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP	800	1,109
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.76%, 01/21/2070 (e) (aa)		127	127
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		633	639
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		350	350
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		725	725
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2060 (e) (aa)	GBP	194	270
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP	776	1,077

Total Collateralized Mortgage Obligations (Cost $23,858)			24,392

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — 4.2%
AREIT Trust, Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.14%, 09/14/2036 (e) (aa)	500	500
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.12%, 04/15/2036 (e) (aa)	400	399
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.82%, 11/15/2035 (e) (aa)	997	997
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	1,180	1,238
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)	1,000	1,074
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,385	1,380
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)	418	439
Series 2013-CR11, Class A4, 4.26%, 08/10/2050	750	804
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	260	278
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	1,064	1,105
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,727
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	573	577
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	431	431
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	428	445
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	971	992
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	147	147
Series 2013-GC16, Class A4, 4.27%, 11/10/2046	1,000	1,072
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	1,061
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	144	148
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	451	466
Morgan Stanley Capital I Trust,
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,424

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.07%, 05/15/2036 (e) (aa)	700	697
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.04%, 04/14/2036 (e) (aa)	543	542
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	488	492
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.13%, 07/15/2046 (e) (aa)	749	748
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	432
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	8	8
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,690
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	595	605
Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)	1,250	1,348

Total Commercial Mortgage-Backed Securities (Cost $23,315)		23,266

Corporate Bonds — 52.3%
Basic Materials — 0.9%
Chemicals — 0.9%
International Flavors & Fragrances, Inc., 0.70%, 09/15/2022 (e)	2,400	2,401
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.14%, 10/01/2023 (aa)	2,400	2,404

Total Basic Materials		4,805

Communications — 3.9%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023	400	425

Media — 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital,
(ICE LIBOR USD 3 Month + 1.65%), 1.83%, 02/01/2024 (aa)	3,200	3,290
4.46%, 07/23/2022	5,250	5,435

		8,725

Telecommunications — 2.2%
AT&T, Inc.,
(United States SOFR + 0.64%), 0.69%, 03/25/2024 (aa)	3,750	3,759
(ICE LIBOR USD 3 Month + 1.18%), 1.30%, 06/12/2024 (aa)	4,000	4,102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
NTT Finance Corp., (Japan), 0.37%, 03/03/2023 (e)		2,500	2,500
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	421
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)		30	30
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 1.10%), 1.26%, 05/15/2025 (aa)		200	206
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.26%, 02/17/2023 (aa)	AUD	1,800	1,361

			12,379

Total Communications			21,529

Consumer Cyclical — 6.4%
Auto Manufacturers — 6.0%
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)		1,100	1,123
Daimler Finance North America LLC,
Reg. S, (ICE LIBOR USD 3 Month + 0.67%), 0.85%, 11/05/2021 (aa)		300	301
1.75%, 03/10/2023 (e)		1,800	1,837
2.55%, 08/15/2022 (e)		3,250	3,326
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 1.10%), 1.28%, 11/06/2021 (aa)		730	732
3.45%, 04/10/2022		2,000	2,037
3.55%, 07/08/2022		4,750	4,902
Hyundai Capital America, 0.80%, 04/03/2023 (e)		2,790	2,789
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.64%), 0.77%, 03/08/2024 (e) (aa)		875	876
(ICE LIBOR USD 3 Month + 0.69%), 0.84%, 09/28/2022 (e) (aa)		1,800	1,802
(ICE LIBOR USD 3 Month + 0.65%), 0.84%, 07/13/2022 (e) (aa)		600	601
1.05%, 03/08/2024 (e)		1,170	1,162
(ICE LIBOR USD 3 Month + 0.89%), 1.08%, 01/13/2022 (e) (aa)		40	40
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		2,000	2,157
Toyota Motor Credit Corp., 3.30%, 01/12/2022		1,100	1,118
Volkswagen Group of America Finance LLC,
0.75%, 11/23/2022 (e)		6,000	6,023
(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 09/24/2021 (e) (aa)		1,000	1,002
2.70%, 09/26/2022 (e)		200	206
2.90%, 05/13/2022 (e)		1,250	1,276

			33,310

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Lodging — 0.4%
Marriott International, Inc., Series N, 3.13%, 10/15/2021	2,000	2,002

Total Consumer Cyclical		35,312

Consumer Non-cyclical — 7.9%
Agriculture — 1.3%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.04%, 08/15/2022 (aa)	3,200	3,220
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	2,800	2,873
JT International Financial Services BV, (Netherlands), Reg. S, 3.50%, 09/28/2023	1,000	1,061

		7,154

Biotechnology — 0.2%
Gilead Sciences, Inc., 2.50%, 09/01/2023	782	814

Commercial Services — 0.5%
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.03%, 08/15/2021 (aa)	2,800	2,802

Food — 2.4%
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 1.01%), 1.20%, 10/17/2023 (aa)	1,797	1,829
2.60%, 10/12/2022	915	938
6.41%, 10/15/2022	500	536
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,072
Mondelez International Holdings Netherlands BV, (Netherlands), 2.00%, 10/28/2021 (e)	6,000	6,026
Tyson Foods, Inc., 4.50%, 06/15/2022	792	815

		13,216

Healthcare — Services — 1.0%
Anthem, Inc.,
2.95%, 12/01/2022	1,500	1,551
3.13%, 05/15/2022	4,149	4,251

		5,802

Pharmaceuticals — 2.5%
AbbVie, Inc.,
2.90%, 11/06/2022	3,500	3,615
5.00%, 12/15/2021	3,455	3,488
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.13%, 12/15/2023 (e) (aa)	2,700	2,738
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.16%, 06/06/2022 (aa)	945	953
Cigna Corp., 3.75%, 07/15/2023	1,624	1,729
CVS Health Corp., 3.50%, 07/20/2022	279	287
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023	1,000	1,085

		13,895

Total Consumer Non-cyclical		43,683

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified — 0.2%
Holding Companies—Diversified —0.2%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		900	933

Energy — 2.0%
Oil & Gas — 1.3%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		750	758
Cenovus Energy, Inc., (Canada), 3.80%, 09/15/2023		1,900	2,004
Diamondback Energy, Inc., 0.90%, 03/24/2023		900	900
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021		1,500	1,532
Phillips 66, 0.90%, 02/15/2024		1,800	1,803

			6,997

Pipelines — 0.7%
Enbridge, Inc., (Canada),
(United States SOFR + 0.40%), 0.43%, 02/17/2023 (aa)		375	376
4.00%, 10/01/2023		1,750	1,867
Williams Cos., Inc. (The), 3.60%, 03/15/2022		1,500	1,525

			3,768

Total Energy			10,765

Financial — 25.7%
Banks — 21.7%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.34%, 11/28/2021 (aa)		3,000	3,008
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)		1,200	1,202
3.85%, 04/12/2023		3,400	3,594
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.96%), 1.13%, 07/23/2024 (aa)		1,500	1,521
(Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD	1,000	819
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		4,500	4,663
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.54%, 05/16/2024 (aa)		4,400	4,480
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.82%, 06/15/2023 (aa)	AUD	1,000	766
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		3,600	3,691
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.77%, 12/16/2022 (aa)	AUD	500	381

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.24%), 1.36%, 09/12/2023 (e) (aa)	1,000	1,020
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 05/22/2022 (e) (aa)	1,000	1,009
3.00%, 05/22/2022 (e)	1,000	1,024
Canadian Imperial Bank of Commerce, (Canada), 0.45%, 06/22/2023	2,200	2,199
CIT Group, Inc., 5.00%, 08/15/2022	200	209
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.13%, 07/24/2023 (aa)	700	706
(ICE LIBOR USD 3 Month + 1.07%), 1.20%, 12/08/2021 (aa)	2,000	2,007
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)	1,250	1,276
(United States SOFR + 0.87%), 2.31%, 11/04/2022 (aa)	700	704
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)	4,233	4,297
Citizens Bank NA, 3.25%, 02/14/2022	2,000	2,032
Credit Suisse Group AG, (Switzerland), 3.80%, 06/09/2023	1,000	1,060
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.80%, 09/15/2022	2,340	2,435
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.18%, 09/12/2023 (aa)	500	505
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,000	1,005
Deutsche Bank AG, (Germany), 3.95%, 02/27/2023	1,500	1,574
Federation des Caisses Desjardins du Quebec, (Canada), (United States SOFR + 0.43%), 0.47%, 05/21/2024 (e) (aa)	1,900	1,905
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.13%, 04/16/2022 (aa)	1,700	1,706
Goldman Sachs Group, Inc. (The),
0.48%, 01/27/2023	2,650	2,651
0.52%, 03/08/2023	4,000	4,003
(ICE LIBOR USD 3 Month + 0.75%), 0.90%, 02/23/2023 (aa)	1,000	1,009
3.20%, 02/23/2023	1,516	1,582
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.85%, 10/02/2022 (e) (aa)	400	402
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.16%, 05/18/2024 (aa)	3,000	3,039
(ICE LIBOR USD 3 Month + 1.23%), 1.35%, 03/11/2025 (aa)	1,000	1,020
3.60%, 05/25/2023	1,500	1,588

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.25%), 2.86%, 03/17/2023 (aa)		4,600	4,679
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 1.04%, 07/26/2023 (aa)		2,300	2,331
3.22%, 03/07/2022		3,000	3,061
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 0.78%, 05/25/2024 (aa)		5,000	5,029
(ICE LIBOR USD 3 Month + 0.94%), 1.08%, 02/28/2022 (aa)		1,000	1,006
3.55%, 03/05/2023		2,500	2,629
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		3,000	2,999
(United States SOFR + 0.70%), 0.72%, 01/20/2023 (aa)		900	902
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD	1,800	1,454
(ICE LIBOR USD 3 Month + 0.93%), 1.11%, 07/22/2022 (aa)		700	700
3.75%, 02/25/2023		1,000	1,054
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.63%, 05/15/2023 (aa)		400	404
(ICE LIBOR USD 3 Month + 1.55%), 1.70%, 06/25/2024 (aa)		1,750	1,790
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		1,000	1,026
3.88%, 09/12/2023		3,000	3,204
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 1.71%, 09/29/2022 (e) (aa)		2,100	2,138
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.08%, 08/30/2023 (e) (aa)		200	202
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.18%, 05/02/2022 (aa)		800	803
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.32%, 01/19/2024 (aa)		800	801
Santander UK Group Holdings plc, (United Kingdom), 3.57%, 01/10/2023		1,000	1,016
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		1,900	1,931
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.33%, 09/10/2022 (aa)		300	301
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,720

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Synchrony Bank, 3.00%, 06/15/2022		300	307
Truist Bank, (ICE LIBOR USD 3 Month + 0.59%), 0.75%, 05/17/2022 (aa)		1,000	1,005
UBS AG, (Switzerland),
0.38%, 06/01/2023 (e)		1,000	999
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.91%, 07/30/2025 (aa)	AUD	2,100	1,596
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,500	3,591
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	3,064
2.51%, 10/27/2023 (f)	CAD	2,500	2,080

			119,914

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.13%, 07/03/2023		1,500	1,591
4.45%, 12/16/2021		700	711
5.00%, 10/01/2021		1,460	1,476
Air Lease Corp., (ICE LIBOR USD 3 Month + 0.35%), 0.48%, 12/15/2022 (aa)		2,800	2,804
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022		1,350	1,390
Ally Financial, Inc., 4.63%, 05/19/2022		500	518
American Express Co., 3.40%, 02/27/2023		1,257	1,316
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)		1,400	1,414
BOC Aviation Ltd., (Singapore), Reg. S, 2.38%, 09/15/2021		2,200	2,203
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)		1,500	1,514
Capital One Financial Corp., 2.60%, 05/11/2023		3,500	3,634
GE Capital Canada Funding Co., (Canada), 4.60%, 01/26/2022	CAD	600	495
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)		800	818
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,943
Synchrony Financial, 2.85%, 07/25/2022		300	307

			22,134

Total Financial			142,048

Industrial — 1.5%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.17%, 02/04/2023		1,000	1,005
4.51%, 05/01/2023		1,000	1,066

			2,071

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023 (w)	695	697

Trucking & Leasing — 1.0%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.90%, 11/05/2021 (aa)	500	501
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.70%, 03/14/2023 (e)	3,000	3,096
3.90%, 02/01/2024 (e)	2,000	2,146

		5,743

Total Industrial		8,511

Technology — 1.5%
Computers — 0.3%
Hewlett Packard Enterprise Co., (ICE LIBOR USD 3 Month + 0.72%), 0.91%, 10/05/2021 (aa)	1,464	1,464

Semiconductors — 0.6%
NXP BV / NXP Funding LLC, (Multinational),
4.63%, 06/01/2023 (e)	2,500	2,686
3.88%, 09/01/2022 (e)	400	415

		3,101

Software — 0.6%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,745	3,740

Total Technology		8,305

Utilities — 2.3%
Electric — 2.3%
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 09/15/2023 (aa)	1,800	1,801
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 0.77%, 03/11/2022 (aa)	2,000	2,008
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	335
NextEra Energy Capital Holdings, Inc.,
(United States SOFR + 0.54%), 0.58%, 03/01/2023 (aa)	710	713
0.65%, 03/01/2023	3,965	3,981
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	599
3.25%, 06/15/2023	100	103
3.40%, 08/15/2024	100	105
3.75%, 02/15/2024	100	105
3.85%, 11/15/2023	100	105
4.25%, 08/01/2023	800	848
Southern California Edison Co., 0.70%, 04/03/2023	2,200	2,201

Total Utilities		12,904

Total Corporate Bonds (Cost $287,786)		288,795

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	27

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — 2.3%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	3,067
Japan Treasury Discount Bill, (Japan), Series 952, Zero Coupon, 11/22/2021	JPY	800,000	7,204
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 0.98%, 10/30/2022 (aa)		400	403
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.06%, 07/16/2023 (aa)		800	808
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021		1,200	1,207

Total Foreign Government Securities (Cost $12,866)			12,689

Municipal Bonds — 0.7% (t)
Alaska — 0.1%
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.34%, 12/01/2022		235	235

California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023		590	586

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023		450	449

North Carolina — 0.1%
University of North Carolina at Charlotte (The),
Rev., 0.29%, 04/01/2022		175	175
Rev., 0.41%, 04/01/2023		350	350

			525

Pennsylvania — 0.3%
Pennsylvania Economic Development Financing Authority, State System Higher Education, Rev., 0.29%, 06/15/2022		315	314
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024		1,555	1,536

			1,850

Total Municipal Bonds (Cost $3,670)			3,645

U.S. Government Agency Securities — 2.0%
FHLBs,
0.50%, 04/22/2024		1,000	1,000
0.96%, 03/05/2026		3,100	3,100
FHLMC,
0.60%, 10/20/2025		4,000	3,961
0.65%, 10/27/2025		3,000	2,974

Total U.S. Government Agency Securities (Cost $11,100)			11,035

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 19.0%
Certificates of Deposit — 3.2%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.04%), 0.23%, 10/06/2021 (aa)		2,000	2,000
Barclays Bank plc, (United Kingdom),
0.24%, 04/08/2022 (n)		2,000	2,000
0.27%, 03/03/2022 (n)		2,000	2,000
(ICE LIBOR USD 3 Month + 0.48%), 0.67%, 07/30/2021 (aa)		4,000	4,002
Deutsche Bank AG, (Germany), 0.58%, 08/11/2021		2,000	2,001
Lloyds Bank Corporate Markets plc, 0.47%, 07/20/2021 (n)		2,800	2,801
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.15%), 0.30%, 08/24/2021 (aa)		2,750	2,750

Total Certificates of Deposit			17,554

Commercial Papers — 1.7%
Enel Finance America LLC, 0.43%, 02/22/2022 (e) (n)		4,000	3,993
VW Credit, Inc., 0.37%, 02/16/2022 (e) (n)		5,500	5,491

Total Commercial Papers			9,484

Corporate Bonds — 0.4%
Pacific Gas and Electric Co., (ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (aa)		900	902
Southern California Edison Co., Series F, (United States SOFR + 0.35%), 0.40%, 06/13/2022 (aa)		1,500	1,500

Total Corporate Bonds			2,402

Foreign Government Securities — 5.0%
Alberta T-Bill, (Canada), Zero Coupon, 09/14/2021	CAD	5,275	4,254
Japan Treasury Discount Bill, (Japan),
Series 987, Zero Coupon, 07/26/2021	JPY	900,000	8,102
Series 992, Zero Coupon, 08/10/2021	JPY	699,000	6,293
Series 1003, Zero Coupon, 09/21/2021	JPY	1,000,000	9,003

Total Foreign Government Securities			27,652

Municipal Bonds — 0.2% (t)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.24%, 12/01/2021		440	440
City of Philadelphia, Water & Wastewater Revenue, Taxable, Series B, Rev., 0.25%, 01/01/2022		755	755

Total Municipal Bonds			1,195

Time Deposits — 6.3%
Barclays SA, 0.01%, 07/01/2021		31,780	31,780
Brown Brothers Harriman,
(0.44%), 07/01/2021	AUD	8	6
0.01%, 07/02/2021	CAD	215	173

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA,
0.01%, 07/01/2021	GBP	92	128
0.01%, 07/01/2021		2,377	2,377
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 07/01/2021		107	107

Total Time Deposits			34,571

U.S. Government Agency Security — 1.6%
FHLB DNs, Zero Coupon, 08/27/2021		8,700	8,699

U.S. Treasury Obligations — 0.6%
U.S. Cash Management Bill, Zero Coupon, 09/28/2021		1,700	1,700

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — continued
U.S. Treasury Bill, Zero Coupon, 07/13/2021	1,800	1,800

Total U.S. Treasury Obligations		3,500

Total Short-Term Investments (Cost $105,304)		105,057

Total Investments — 100.1% (Cost — $551,577)*		552,887

Liabilities in Excess of Other Assets — (0.1)%		(638)

NET ASSETS — 100.0%		$552,249

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian Bankers’ Acceptance	73	12/2022	CAD	14,555	(10)
Canadian Bankers’ Acceptance	123	03/2023	CAD	24,639	(180)
U.S. Treasury 2 Year Note	207	09/2021	USD	45,688	(82)

					(272)

Short Contracts
U.S. Treasury 5 Year Note	(161)	09/2021	USD	(19,909)	37
U.S. Ultra Treasury 10 Year Note	(51)	09/2021	USD	(7,376)	(132)

					(95)

Total unrealized appreciation (depreciation)					(367)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,840	AUD	3,675	Bank of America, NA	07/02/2021	83
USD	1,319	AUD	1,721	Bank of America, NA	07/02/2021	28
USD	6,879	CAD	8,315	Bank of America, NA	07/02/2021	171
USD	6,494	GBP	4,578	Bank of America, NA	07/02/2021	162
USD	8,183	JPY	900,000	BNP Paribas	07/26/2021	80
USD	2,335	AUD	3,101	Bank of America, NA	08/03/2021	9
USD	1,736	AUD	2,295	Morgan Stanley & Co.	08/03/2021	15
USD	6,720	CAD	8,315	Morgan Stanley & Co.	08/03/2021	13
USD	6,338	GBP	4,578	Morgan Stanley & Co.	08/03/2021	5
USD	6,410	JPY	699,000	Barclays Bank plc	08/10/2021	116
USD	33	CAD	40	BNP Paribas	09/14/2021	—	(h)
USD	4,234	CAD	5,235	Citibank NA	09/14/2021	11
USD	9,037	JPY	1,000,000	BNP Paribas	09/21/2021	29
USD	7,346	JPY	800,000	Citibank NA	11/22/2021	134

Total unrealized appreciation						856

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	29

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	3,101	USD	2,335	Bank of America, NA	07/02/2021	(9)
AUD	2,295	USD	1,736	Morgan Stanley & Co.	07/02/2021	(15)

Total unrealized depreciation						(24)

Net unrealized appreciation (depreciation)						832

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2021:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	(4)	(4)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	(6)	(6)

Total						—	(10)	(10)

(a)	Value of floating rate index as of June 30, 2021 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.10%
ICE LIBOR USD 3 Month	0.15%

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of June 30, 2021:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/26	0.48	USD	10,700	(242)	(31)	(273)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/25	0.43	USD	700	(15)	(3)	(18)

Total							(257)	(34)	(291)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2021

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
DN	— Discount Notes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RMBS	— Residential Mortgage Backed Security
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2021.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	— Amount rounds to less than 500 shares or principal/$500.
(n)	— The rate shown is the effective yield as of June 30, 2021.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2021.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	31

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 3.9%
BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	602	487
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		620	626
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.44%, 10/25/2037 (e) (aa)		386	389
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		1,203	1,205
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		898	897
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	578	470
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 0.47%, 10/15/2023 (aa)		2,900	2,903
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.67%, 09/15/2024 (aa)		600	604
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,700	1,708
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	800	645
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.52%, 02/25/2036 (aa)		419	419
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		226	228
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	898
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 0.99%, 06/27/2067 (e) (aa)		1,331	1,350
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		350	364
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		1,700	1,699
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.89%, 07/25/2035 (aa)		1,712	1,712
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.78%, 10/25/2029 (e) (aa)		1,680	1,682
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		471	476

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		800	818
Series 2020-PTA, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 0.39%, 09/15/2054 (e) (aa)		90	90
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		800	808
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		104	104
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)		318	319
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,831
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024		400	400

Total Asset-Backed Securities (Cost $22,848)			23,132

Collateralized Mortgage Obligations — 4.3%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.86%, 11/16/2066 (e) (aa)		132	133
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP	1,000	1,398
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)		285	286
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		394	395
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.03%, 09/12/2068 (aa)	GBP	638	884
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP	335	467
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP	443	619
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 05/25/2050 (aa)		2,677	2,700
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		1,016	1,026
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 12/20/2064 (aa)		1,643	1,663
Series 2017-121, Class PE, 3.00%, 07/20/2046		667	682

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.46%, 08/20/2065 (aa)		2,193	2,196
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.51%, 05/20/2044 (aa)		767	767
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.51%, 06/20/2071 (aa) (bb) (cc)		1,700	1,851
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		381	386
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 0.92%, 12/22/2069 (e) (aa)		750	751
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,583	1,579
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.94%, 11/15/2049 (aa)	GBP	77	107
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		686	684
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		170	185
Series 2021-NQ2R, Class A1, 0.94%, 09/25/2058 (e) (z)		1,567	1,566
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP	559	776
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		400	400
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.88%, 08/20/2056 (aa)	GBP	244	338
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP	800	1,109
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.76%, 01/21/2070 (e) (aa)		127	127
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		760	767
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		816	815

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2060 (e) (aa)	GBP	194	270
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP	776	1,077

Total Collateralized Mortgage Obligations (Cost $25,396)			26,004

Commercial Mortgage-Backed Securities — 1.0%
AREIT Trust, Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.14%, 09/14/2036 (e) (aa)		500	500
AREIT Trust, (Cayman Islands), Series 2020-CRE4, Class A, (ICE LIBOR USD 1 Month + 2.62%), 2.74%, 04/15/2037 (e) (aa)		741	745
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.12%, 04/15/2036 (e) (aa)		400	399
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.82%, 11/15/2035 (e) (aa)		1,085	1,085
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		983	1,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		451	466
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.07%, 05/15/2036 (e) (aa)		700	696
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.04%, 04/14/2036 (e) (aa)		543	542
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 1.18%, 06/16/2036 (e) (aa)		600	600

Total Commercial Mortgage-Backed Securities (Cost $6,071)			6,065

Corporate Bonds — 14.9%
Communications — 0.4%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		200	212

Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.83%, 02/01/2024 (aa)		1,100	1,131

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — 0.2%
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 1.10%), 1.26%, 05/15/2025 (aa)		200	206
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.26%, 02/17/2023 (aa)	AUD	1,400	1,059

			1,265

Total Communications			2,608

Consumer Cyclical — 1.2%
Auto Manufacturers — 1.1%
General Motors Financial Co., Inc., 3.45%, 04/10/2022		1,500	1,528
Hyundai Capital America,
0.80%, 04/03/2023 (e)		1,200	1,200
3.00%, 06/20/2022 (e)		174	178
Nissan Motor Acceptance Corp.,
Reg. S, (ICE LIBOR USD 3 Month + 0.63%), 0.76%, 09/21/2021 (aa)		400	400
(ICE LIBOR USD 3 Month + 0.69%), 0.84%, 09/28/2022 (e) (aa)		1,620	1,622
(ICE LIBOR USD 3 Month + 0.65%), 0.84%, 07/13/2022 (e) (aa)		700	701
Volkswagen Group of America Finance LLC, (ICE LIBOR USD 3 Month + 0.86%), 0.99%, 09/24/2021 (e) (aa)		1,000	1,002

			6,631

Retail — 0.1%
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 1.15%, 03/08/2024 (aa)	AUD	600	455

Total Consumer Cyclical			7,086

Consumer Non-cyclical — 2.5%
Agriculture — 1.3%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.04%, 08/15/2022 (aa)		3,500	3,522
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)		3,100	3,181
JT International Financial Services BV, (Netherlands), Reg. S, 3.50%, 09/28/2023		1,200	1,273

			7,976

Commercial Services — 0.5%
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 1.03%, 08/15/2021 (aa)		3,090	3,093

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022		600	643

Pharmaceuticals — 0.6%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.13%, 12/15/2023 (e) (aa)		3,500	3,548

Total Consumer Non-cyclical			15,260

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified — 0.2%
Holding Companies—Diversified — 0.2%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		1,225	1,270

Energy — 0.5%
Oil & Gas — 0.5%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		1,045	1,056
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021		1,600	1,634

Total Energy			2,690

Financial — 8.5%
Banks — 5.8%
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 1.34%, 11/28/2021 (aa)		3,200	3,208
Bank of America Corp., (Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD	1,200	982
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.54%, 05/16/2024 (aa)		1,000	1,018
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.82%, 06/15/2023 (aa)	AUD	750	575
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.77%, 12/16/2022 (aa)	AUD	700	534
CIT Group, Inc., 5.00%, 08/15/2022		500	523
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.95%), 1.13%, 07/24/2023 (aa)		850	857
Danske Bank A/S, (Denmark),
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.18%, 09/12/2023 (aa)		600	606
(ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,200	1,206
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.13%, 04/16/2022 (aa)		1,800	1,806
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.75%), 0.90%, 02/23/2023 (aa)		200	202
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.85%, 10/02/2022 (e) (aa)		500	502
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.16%, 05/18/2024 (aa)		800	810
(ICE LIBOR USD 3 Month + 1.23%), 1.35%, 03/11/2025 (aa)		1,000	1,021
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 1.04%, 07/26/2023 (aa)		2,500	2,533

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 0.78%, 05/25/2024 (aa)		3,400	3,420
Morgan Stanley,
(United States SOFR + 0.70%), 0.72%, 01/20/2023 (aa)		1,594	1,599
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD	2,000	1,615
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.63%, 05/15/2023 (aa)		700	707
(ICE LIBOR USD 3 Month + 1.55%), 1.70%, 06/25/2024 (aa)		700	716
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 1.71%, 09/29/2022 (e) (aa)		2,360	2,403
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.08%, 08/30/2023 (e) (aa)		200	202
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.18%, 05/02/2022 (aa)		1,100	1,104
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.32%, 01/19/2024 (aa)		400	400
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		2,100	2,134
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.33%, 09/10/2022 (aa)		500	501
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,828
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.91%, 07/30/2025 (aa)	AUD	2,200	1,672

			34,684

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021		700	711
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022		1,450	1,493
Ally Financial, Inc., 4.63%, 05/19/2022		200	207
American Express Co., 2.75%, 05/20/2022		3,700	3,773
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)		1,600	1,616
BOC Aviation Ltd., (Singapore), Reg. S, 2.38%, 09/15/2021		2,500	2,504
GE Capital Canada Funding Co., (Canada), 4.60%, 01/26/2022	CAD	800	660
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)		1,700	1,738

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,352
ORIX Corp., (Japan), 2.90%, 07/18/2022	688	706
Synchrony Financial, 2.85%, 07/25/2022	600	614

		16,374

Total Financial		51,058

Industrial — 0.5%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.17%, 02/04/2023	800	804
4.51%, 05/01/2023	1,400	1,492

		2,296

Trucking & Leasing — 0.1%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.90%, 11/05/2021 (aa)	500	501

Total Industrial		2,797

Technology — 0.1%
Semiconductors — 0.1%
NXP BV / NXP Funding LLC, (Multinational), 3.88%, 09/01/2022 (e)	400	415

Utilities — 1.0%
Electric — 1.0%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.66%, 11/01/2023 (aa)	1,300	1,301
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 09/15/2023 (aa)	800	801
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	335
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	599
3.25%, 06/15/2023	200	207
3.75%, 02/15/2024	100	105
3.85%, 11/15/2023	400	419
4.25%, 08/01/2023	800	848
Southern California Edison Co., (United States SOFR + 0.64%), 0.69%, 04/03/2023 (aa)	1,700	1,704

Total Utilities		6,319

Total Corporate Bonds (Cost $88,765)		89,503

Foreign Government Securities — 1.1%
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.53%), 0.67%, 06/25/2022 (aa)	1,000	1,003
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,364

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 0.98%, 10/30/2022 (aa)	500	504
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.06%, 07/16/2023 (aa)	500	505
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021	1,300	1,308

Total Foreign Government Securities (Cost $6,716)		6,684

Municipal Bonds — 65.7% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	578

Alaska — 0.4%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.03%, 07/07/2021 (z)	2,400	2,400

Arizona — 1.1%
Arizona State University, Series A, Rev., VRDO, 0.03%, 07/07/2021 (z)	1,900	1,900
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 07/01/2021	1,750	1,750
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021	725	731
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,374
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,048

		6,803

California — 2.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,497
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	2,250	2,248
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,095
City of Long Beach, Harbor Revenue, Series C, Rev., 4.00%, 07/15/2021	2,000	2,003
Los Angeles Department of Water, Series B4, Rev., VRDO, 0.01%, 07/01/2021 (z)	500	500
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,137
Southern California Public Power Authority, Windy Point/Windy Flats Project, Rev., 5.00%, 07/01/2021	1,250	1,250

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
State of California,
GO, 5.00%, 10/01/2022	1,000	1,060
GO, 5.00%, 11/01/2022	1,000	1,065

		14,855

Colorado — 2.4%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,036
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,560
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Class I, Rev., 1.35%, 02/01/2022	5,000	5,004
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,207
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,978

		14,785

Connecticut — 2.7%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.03%, 07/07/2021 (z)	680	680
Series F3, Rev., VRDO, 0.03%, 07/07/2021 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer,
Rev., 4.00%, 07/01/2022	500	518
Rev., 4.00%, 07/01/2023	550	589
Connecticut State, Health & Educational Facilities Authority, Yale University, Series U2, Rev., 2.00%, 07/01/2033 (z)	1,300	1,314
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,261
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,638

		16,000

District of Columbia — 0.4%
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 0.03%, 07/07/2021 (z)	1,000	1,000
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.03%, 07/07/2021 (z)	1,555	1,555

		2,555

Florida — 6.8%
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 5.00%, 07/01/2022	1,100	1,153
Rev., AGM, 5.00%, 07/01/2023	1,000	1,094

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,274
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,417
Series B, Rev., VRDO, 0.03%, 07/07/2021 (z)	5,415	5,415
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	784
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,670
County of Miami-Dade, Building Better Communities Project, Series A, GO, 5.00%, 07/01/2022	6,000	6,289
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	880
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.03%, 07/07/2021 (z)	3,455	3,455
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.03%, 07/07/2021 (z)	4,000	4,000
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,035
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 07/07/2021 (z)	900	900
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.03%, 07/07/2021 (z)	6,785	6,785
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,392
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,612

		41,155

Georgia — 0.2%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,090

Hawaii — 0.2%
State of Hawaii, Series EA, GO, 5.00%, 12/01/2021	1,075	1,097

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 07/01/2021 (z)	4,500	4,500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — 2.7%
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2022 (p)	2,000	2,047
Series C, Rev., 5.00%, 01/01/2022	3,670	3,757
County of Cook, Series A, GO, 5.00%, 11/15/2023	2,250	2,498
Illinois Finance Authority, Northwestern Memorial Hospital, Series A2, Rev., VRDO, 0.02%, 07/01/2021 (z)	2,675	2,675
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,506
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,013
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	538

		16,034

Indiana — 1.8%
Indiana Finance Authority, Educational Facilities, Marian University Project, Rev., 6.50%, 09/15/2030 (p)	3,000	3,038
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2022	950	977
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 07/01/2021 (z)	800	800
Indiana Finance Authority, Sisters of St Francis, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 07/01/2021 (z)	1,000	1,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.02%, 07/01/2021 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2022	400	417
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority, Rev., AMT, 5.00%, 01/01/2022	3,085	3,156

		10,688

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,347

Louisiana — 0.4%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,370

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2022	500	525
Series A, Rev., AGM, 5.00%, 07/01/2023	550	602

		1,127

Maryland — 0.4%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,041
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,207

		2,248

Massachusetts — 4.4%
Commonwealth of Massachusetts, Series B, GO, 5.00%, 07/01/2023	4,650	5,097
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.02%, 07/07/2021 (z)	5,130	5,130
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	720
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,020
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,490
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 0.02%, 07/07/2021 (z)	5,700	5,700
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 5.00%, 07/01/2021	900	900
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,095
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,857
Town of Hingham, Water Bonds, GO, 5.00%, 02/15/2022	650	670

		26,679

Michigan — 0.6%
University of Michigan, Series D1, Rev., VRDO, 0.01%, 07/01/2021 (z)	3,675	3,675

Missouri — 0.4%
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.01%, 07/01/2021 (z)	2,635	2,635

Nevada — 1.4%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Las Vegas Valley Water District, Series B, GO, 5.00%, 06/01/2022	2,000	2,089
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,265

		8,354

New Hampshire — 1.2%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 0.01%, 07/01/2021 (z)	3,680	3,680
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.01%, 07/01/2021 (z)	3,420	3,420

		7,100

New Jersey — 0.8%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	735
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	333
New Jersey Sports & Exposition Authority, Series A, Rev., 5.00%, 09/01/2021	4,000	4,029

		5,097

New Mexico — 0.1%
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	633

New York — 10.0%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,157
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.02%, 07/01/2021 (z)	315	315
Series I4, GO, VRDO, LOC: TD Bank NA, 0.02%, 07/01/2021 (z)	2,000	2,000
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.03%, 07/07/2021 (z)	390	390
Metropolitan Transportation Authority,
Series A, Rev., BAN, 4.00%, 02/01/2022	12,000	12,259
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,063
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.01%, 07/01/2021 (z)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,111
Series A4, Rev., VRDO, 0.02%, 07/01/2021 (z)	3,500	3,500
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,893

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series B5, Rev., VRDO, 0.02%, 07/01/2021 (z)	1,000	1,000
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,560
New York City Water & Sewer System, Municipal Water Finance Authority, Series F1, Rev., VRDO, 0.01%, 07/01/2021 (z)	8,700	8,700
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,248
Series B, Rev., 4.00%, 10/01/2023	2,805	3,035
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,376
New York State Dormitory Authority, St Johns University, Series A, Rev., 5.00%, 07/01/2023	500	548
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	8,869
Port Authority of New York & New Jersey, Consolidated,
Series 178, Rev., AMT, 5.00%, 09/01/2021	3,060	3,084
Series 195, Rev., AMT, 5.00%, 10/01/2021	1,600	1,619
Town of Oyster Bay, GO, 2.00%, 03/01/2022	900	909
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.01%, 07/01/2021 (z)	1,430	1,430

		60,066

North Carolina — 0.8%
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,176
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	3,000	3,356

		4,532

Ohio — 2.6%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,775
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 0.02%, 07/07/2021 (z)	2,500	2,500
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 0.02%, 07/01/2021 (z)	3,800	3,800
Ohio State University (The), Series B2, Rev., VRDO, 0.02%, 07/07/2021 (z)	6,725	6,725
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	561

		15,361

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — 0.4%
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,194

Oregon — 0.2%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,242

Pennsylvania — 4.0%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,252
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,487
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	663
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022	600	630
Series A, Rev., 4.00%, 10/15/2023	700	759
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,384
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,046
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,051
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,400
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,612
Series F, GO, 5.00%, 09/01/2021	1,500	1,512

		23,796

Rhode Island — 0.3%
Rhode Island Commerce Corp., Grant Anticipation Rhode Island, Rev., 5.00%, 06/15/2022	1,550	1,621

Tennessee — 1.1%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,833
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., VRDO, AGM, 0.02%, 07/01/2021 (z)	2,775	2,775
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,057

		6,665

Texas — 9.7%
Allen Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	3,000	3,091
GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,300

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	39

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Corpus Christi, Utility System Revenue, Junior Lien, Rev., 5.00%, 07/15/2021	3,635	3,641
City of Dallas, Refunding and Improvement, GO, 5.00%, 02/15/2022	3,000	3,091
City of Houston, Series A, GO, 5.00%, 03/01/2022	2,505	2,586
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,150
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	1,046
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,076
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,382
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,761
County of Williamson,
GO, 4.00%, 02/15/2022	3,190	3,266
GO, 4.00%, 02/15/2023	2,315	2,457
GO, 5.00%, 02/15/2022	1,000	1,030
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,191
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2021	1,000	1,006
GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,054
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,060
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,308
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,160	1,250
Harris County Toll Road Authority, First Lien,
Rev., 5.00%, 08/15/2022	2,100	2,215
Rev., 5.00%, 08/15/2023	1,600	1,761
North Texas Tollway Authority, Rev., 5.00%, 01/01/2022 (p)	880	901
North Texas Tollway Authority, Unrefunded, Rev., 5.00%, 01/01/2022	1,120	1,147
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,347
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	6,759
Texas State University System, Series A, Rev., 5.00%, 03/15/2022	2,200	2,275
Texas Water Development Board,
Rev., 3.00%, 10/15/2021	1,750	1,764
Rev., 3.00%, 04/15/2022	1,000	1,023
Rev., 3.00%, 10/15/2022	2,000	2,074

		58,012

Utah — 0.1%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	563

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Virginia — 2.3%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.01%, 07/02/2021 (z)		1,350	1,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Series A, Rev., VRDO, 0.02%, 07/07/2021 (z)		9,400	9,400
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024		1,285	1,441
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2021		1,405	1,405

			13,596

Washington — 1.3%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.02%, 07/07/2021 (z)		4,000	4,000
Pierce County, School District No. 403 Bethel, GO, SCH BD GTY, 4.00%, 12/01/2021		850	864
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022		2,000	2,071
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023		1,000	1,115

			8,050

Wisconsin — 0.8%
State of Wisconsin, Series A, GO, 5.00%, 05/01/2022		4,815	5,010

Total Municipal Bonds (Cost $393,510)			394,513

U.S. Government Agency Securities — 1.9%
FHLB, 0.96%, 03/05/2026		3,400	3,400
FHLMC,
0.60%, 10/20/2025		4,600	4,555
0.65%, 10/27/2025		3,600	3,569

Total U.S. Government Agency Securities (Cost $11,600)			11,524

Short-Term Investments — 7.0%
Foreign Government Security — 1.1%
Japan Treasury Discount Bill, (Japan), Series 992, Zero Coupon, 08/10/2021	JPY	753,000	6,779

Municipal Bonds — 2.7% (t)
City of San Antonio, GO, 5.00%, 08/01/2021		1,550	1,556
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer, Rev., 3.00%, 07/01/2021		350	350
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022 (w)		1,000	1,039

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2021		1,100	1,100
State of Illinois, Series A, GO, 5.00%, 03/01/2022		500	516
State of Texas, Rev., TRAN, 4.00%, 08/26/2021		11,900	11,971

Total Municipal Bonds			16,532

Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021		105	105
BNP Paribas SA, (0.78%), 07/01/2021	EUR	2	2
Brown Brothers Harriman,
(0.44%), 07/01/2021	AUD	9	7
0.01%, 07/02/2021	CAD	230	185
Citibank NA,
0.01%, 07/01/2021	GBP	22	31
0.01%, 07/01/2021		9,612	9,612

Total Time Deposits			9,942

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Government Agency Security — 0.2%
FHLB DNs, Zero Coupon, 07/16/2021	900	900

U.S. Treasury Obligations — 1.3%
U.S. Cash Management Bill,
Zero Coupon, 07/27/2021	1,600	1,600
Zero Coupon, 09/28/2021	1,800	1,799
U.S. Treasury Bill,
Zero Coupon, 07/13/2021	1,800	1,800
Zero Coupon, 08/26/2021	2,400	2,400

Total U.S. Treasury Obligations		7,599

Total Short-Term Investments (Cost $41,907)		41,752

Total Investments — 99.8% (Cost — $596,813)*		599,177

Other Assets in Excess of Liabilities — 0.2%		1,438

NET ASSETS — 100.0%		$600,615

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Canadian Bankers’ Acceptance	80	12/2022	CAD	15,951	(11)
Canadian Bankers’ Acceptance	157	03/2023	CAD	31,450	(230)
U.S. Treasury 2 Year Note	213	09/2021	USD	47,013	(84)

					(325)

Short Contracts
U.S. Ultra Treasury 10 Year Note	(55)	09/2021	USD	(7,954)	(142)
U.S. Treasury 5 Year Note	(176)	09/2021	USD	(21,766)	42

					(100)

Total unrealized appreciation (depreciation)					(425)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,036	AUD	3,930	Bank of America, NA	07/02/2021	89
USD	1,319	AUD	1,721	Bank of America, NA	07/02/2021	28
USD	5,401	CAD	6,528	Bank of America, NA	07/02/2021	134
USD	7,445	GBP	5,248	Bank of America, NA	07/02/2021	185
USD	2,445	AUD	3,247	Bank of America, NA	08/03/2021	10
USD	1,818	AUD	2,404	Morgan Stanley & Co.	08/03/2021	16
USD	5,276	CAD	6,528	Morgan Stanley & Co.	08/03/2021	10
USD	7,070	GBP	5,107	Morgan Stanley & Co.	08/03/2021	5
USD	6,905	JPY	753,000	Barclays Bank plc	08/10/2021	125

Total unrealized appreciation						602

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	41

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	3,247	USD	2,445	Bank of America, NA	07/02/2021	(9)
AUD	2,404	USD	1,818	Morgan Stanley & Co.	07/02/2021	(16)
GBP	141	USD	196	Morgan Stanley & Co.	07/02/2021	(1)

Total unrealized depreciation						(26)

Net unrealized appreciation (depreciation)						576

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2021:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	10,800	—	(5)	(5)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	14,200	—	(6)	(6)

Total						—	(11)	(11)

(a)	Value of floating rate index as of June 30, 2021 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.10%
ICE LIBOR USD 3 Month	0.15%

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of June 30, 2021:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/26	0.48	USD	13,800	(312)	(41)	(353)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/25	0.43	USD	900	(19)	(4)	(23)

Total							(331)	(45)	(376)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2021

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
COLL	— Collateral
DN	— Discount Notes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RMBS	— Residential Mortgage-Backed Securities
SCH BD GTY	— School Bond Guaranty
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2021.

TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2021.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2021.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	43

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.3%
Basic Materials — 0.6%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	23	6,627
Albemarle Corp.	36	6,126
Celanese Corp., Class A	39	5,901
CF Industries Holdings, Inc.	114	5,860
Dow, Inc.	98	6,202
DuPont de Nemours, Inc.	80	6,168
Eastman Chemical Co.	51	5,988
Ecolab, Inc.	31	6,466
FMC Corp.	51	5,518
International Flavors & Fragrances, Inc.	44	6,563
Linde plc, (United Kingdom)	28	8,204
LyondellBasell Industries NV, Class A	58	5,923
Mosaic Co. (The)	178	5,668
PPG Industries, Inc.	37	6,281
RPM International, Inc.	2	152
Sherwin-Williams Co. (The)	25	6,843

		94,490

Forest Products & Paper — 0.0% (g)
International Paper Co.	102	6,237

Iron/Steel — 0.0% (g)
Nucor Corp.	61	5,885
Steel Dynamics, Inc.	3	178

		6,063

Mining — 0.1%
Freeport-McMoRan, Inc.	167	6,193
Newmont Corp.	97	6,127

		12,320

Total Basic Materials		119,110

Communications — 21.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	180	5,837
Omnicom Group, Inc.	78	6,215
Trade Desk, Inc. (The), Class A (a)	264	20,439

		32,491

Internet — 20.0%
Airbnb, Inc., Class A (a)	1	98
Alphabet, Inc., Class A (a)	244	595,225
Alphabet, Inc., Class C (a)	239	598,339
Amazon.com, Inc. (a)	368	1,264,988
Booking Holdings, Inc. (a)	3	6,855
CDW Corp.	105	18,313
Chewy, Inc., Class A (a)	69	5,520
eBay, Inc.	670	47,071
Etsy, Inc. (a)	144	29,557
Expedia Group, Inc. (a)	36	5,926
F5 Networks, Inc. (a)	61	11,372
Facebook, Inc., Class A (a)	1,957	680,446
GoDaddy, Inc., Class A (a)	2	195
IAC/InterActiveCorp. (a)	64	9,793

SECURITY DESCRIPTION	SHARES		VALUE($)

Internet — continued
Lyft, Inc., Class A (a)	106		6,397
Match Group, Inc. (a)	206		33,203
MercadoLibre, Inc., (Argentina) (a)	38		59,762
Netflix, Inc. (a)	18		9,760
NortonLifeLock, Inc.	610		16,592
Okta, Inc., Class A (a)	2		392
Palo Alto Networks, Inc. (a)	67		24,822
Pinterest, Inc., Class A (a)	429		33,853
Roku, Inc., Class A (a)	1		661
Snap, Inc., Class A (a)	757		51,609
Twitter, Inc. (a)	742		51,033
Uber Technologies, Inc. (a)	498		24,944
VeriSign, Inc. (a)	28		6,413
Wayfair, Inc., Class A (a)	63		19,741
Zendesk, Inc. (a)	81		11,693
Zillow Group, Inc., Class A (a)	49		6,033
Zillow Group, Inc., Class C (a)	126		15,407

			3,646,013

Media — 0.4%
Altice USA, Inc., Class A (a)	3		105
Cable One, Inc.	—	(h)	138
Charter Communications, Inc., Class A (a)	11		7,611
Comcast Corp., Class A	167		9,549
Discovery, Inc., Class A (a)	73		2,243
Discovery, Inc., Class C (a)	135		3,906
DISH Network Corp., Class A (a)	151		6,316
FactSet Research Systems, Inc.	20		6,660
Fox Corp., Class A	111		4,136
Fox Corp., Class B	55		1,948
Liberty Broadband Corp., Class A (a)	—	(h)	56
Liberty Broadband Corp., Class C (a)	2		357
Liberty Global plc, (United Kingdom), Class A (a)	3		80
Liberty Global plc, (United Kingdom), Class C (a)	5		130
Liberty Media Corp.-Liberty Formula One, Class C (a)	3		123
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	2		91
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	2		94
News Corp., Class A	178		4,581
News Corp., Class B	55		1,336
Sirius XM Holdings, Inc.	14		89
ViacomCBS, Inc., Class B	149		6,717
Walt Disney Co. (The) (a)	58		10,232

			66,498

Telecommunications — 1.2%
Arista Networks, Inc. (a)	44		16,070
AT&T, Inc.	302		8,695
Cisco Systems, Inc.	2,175		115,274

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Telecommunications — continued
Corning, Inc.	513	20,969
Juniper Networks, Inc.	367	10,041
Lumen Technologies, Inc.	401	5,456
Motorola Solutions, Inc.	111	23,974
T-Mobile US, Inc. (a)	50	7,203
Verizon Communications, Inc.	159	8,936

		216,618

Total Communications		3,961,620

Consumer Cyclical — 2.9%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	91	5,474
American Airlines Group, Inc. (a)	254	5,377
Delta Air Lines, Inc. (a)	194	8,376
Southwest Airlines Co. (a)	167	8,880
United Airlines Holdings, Inc. (a)	106	5,524

		33,631

Apparel — 0.3%
Hanesbrands, Inc.	304	5,676
NIKE, Inc., Class B	62	9,649
PVH Corp. (a)	54	5,793
Ralph Lauren Corp., Class A	48	5,703
Tapestry, Inc. (a)	134	5,832
Under Armour, Inc., Class A (a)	148	3,120
Under Armour, Inc., Class C (a)	150	2,786
VF Corp.	77	6,306

		44,865

Auto Manufacturers — 0.4%
Cummins, Inc.	85	20,745
Ford Motor Co. (a)	443	6,582
General Motors Co. (a)	115	6,793
PACCAR, Inc.	208	18,578
Tesla, Inc. (a)	20	13,606

		66,304

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	42	6,567
Autoliv, Inc., (Sweden)	1	103
BorgWarner, Inc.	116	5,645
Lear Corp.	1	175

		12,490

Distribution/Wholesale — 0.3%
Copart, Inc. (a)	136	17,905
Fastenal Co.	350	18,195
LKQ Corp. (a)	125	6,147
Pool Corp.	14	6,563
WW Grainger, Inc.	31	13,757

		62,567

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	57	5,899
DraftKings, Inc., Class A (a)	2	125

SECURITY DESCRIPTION	SHARES	VALUE($)

Entertainment — continued
Live Nation Entertainment, Inc. (a)	70	6,160
Penn National Gaming, Inc. (a)	71	5,430
Vail Resorts, Inc. (a)	1	173

		17,787

Food Service — 0.0% (g)
Aramark	3	98

Home Builders — 0.1%
DR Horton, Inc.	72	6,514
Lennar Corp., Class A	70	6,995
NVR, Inc. (a)	1	6,485
PulteGroup, Inc.	114	6,214

		26,208

Home Furnishings — 0.1%
Leggett & Platt, Inc.	111	5,750
Whirlpool Corp.	28	6,004

		11,754

Housewares — 0.0% (g)
Newell Brands, Inc.	220	6,054

Leisure Time — 0.1%
Carnival Corp. (a)	214	5,649
Norwegian Cruise Line Holdings Ltd. (a)	185	5,442
Peloton Interactive, Inc., Class A (a)	3	411
Royal Caribbean Cruises Ltd. (a)	69	5,913

		17,415

Lodging — 0.2%
Hilton Worldwide Holdings, Inc. (a)	50	6,062
Las Vegas Sands Corp. (a)	112	5,885
Marriott International, Inc., Class A (a)	47	6,422
MGM Resorts International	147	6,288
Wynn Resorts Ltd. (a)	48	5,857

		30,514

Retail — 1.0%
Advance Auto Parts, Inc.	31	6,350
AutoZone, Inc. (a)	5	7,085
Best Buy Co., Inc.	56	6,386
Burlington Stores, Inc. (a)	1	282
CarMax, Inc. (a)	53	6,827
Carvana Co., Class A (a)	1	251
Chipotle Mexican Grill, Inc., Class A (a)	5	7,431
Costco Wholesale Corp.	22	8,654
Darden Restaurants, Inc.	45	6,606
Dollar General Corp.	32	6,913
Dollar Tree, Inc. (a)	62	6,176
Domino’s Pizza, Inc.	14	6,372
Gap, Inc. (The)	184	6,196
Genuine Parts Co.	48	6,101
Home Depot, Inc. (The)	34	10,931
L Brands, Inc.	93	6,718
Lowe’s Cos., Inc.	42	8,097

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Retail — continued
Lululemon Athletica, Inc., (Canada) (a)	2	600
McDonald’s Corp.	36	8,268
O’Reilly Automotive, Inc. (a)	12	6,815
Ross Stores, Inc.	54	6,718
Starbucks Corp.	70	7,873
Target Corp.	32	7,830
TJX Cos., Inc. (The)	107	7,190
Tractor Supply Co.	33	6,221
Ulta Beauty, Inc. (a)	19	6,446
Walgreens Boots Alliance, Inc.	117	6,174
Walmart, Inc.	65	9,160
Yum! Brands, Inc.	53	6,153

		186,824

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	32	6,135

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	64	6,009

Total Consumer Cyclical		528,655

Consumer Non-cyclical — 17.7%
Agriculture — 0.1%
Altria Group, Inc.	144	6,876
Archer-Daniels-Midland Co.	100	6,038
Bunge Ltd.	2	182
Philip Morris International, Inc.	81	8,010

		21,106

Beverages — 4.0%
Boston Beer Co., Inc. (The), Class A (a)	11	11,324
Brown-Forman Corp., Class B	456	34,195
Coca-Cola Co. (The)	5,108	276,386
Constellation Brands, Inc., Class A	233	54,467
Keurig Dr Pepper, Inc.	860	30,294
Molson Coors Beverage Co., Class B (a)	333	17,859
Monster Beverage Corp. (a)	548	50,019
PepsiCo., Inc.	1,727	255,837

		730,381

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	177	32,484
Alnylam Pharmaceuticals, Inc. (a)	76	12,944
Amgen, Inc.	401	97,731
Biogen, Inc. (a)	114	39,560
BioMarin Pharmaceutical, Inc. (a)	118	9,865
Bio-Rad Laboratories, Inc., Class A (a)	11	6,819
Corteva, Inc.	144	6,384
Exact Sciences Corp. (a)	110	13,679
Gilead Sciences, Inc.	905	62,311
Horizon Therapeutics Plc (a)	138	12,968
Illumina, Inc. (a)	15	7,113
Incyte Corp. (a)	194	16,284
Moderna, Inc. (a)	206	48,399
Novavax, Inc. (a)	46	9,694
Regeneron Pharmaceuticals, Inc. (a)	80	44,844

SECURITY DESCRIPTION	SHARES	VALUE($)

Biotechnology — continued
Royalty Pharma plc, Class A	2	92
Seagen, Inc. (a)	88	13,952
Vertex Pharmaceuticals, Inc. (a)	201	40,446

		475,569

Commercial Services — 1.7%
AMERCO	4	2,484
Automatic Data Processing, Inc.	36	7,121
Avalara, Inc. (a)	59	9,509
Booz Allen Hamilton Holding Corp., Class A	57	4,838
Cintas Corp.	56	21,397
CoStar Group, Inc. (a)	163	13,493
Equifax, Inc.	76	18,292
FleetCor Technologies, Inc. (a)	23	5,857
Gartner, Inc. (a)	27	6,489
Global Payments, Inc.	35	6,507
IHS Markit Ltd., (United Kingdom)	211	23,776
MarketAxess Holdings, Inc.	33	15,241
Moody’s Corp.	105	38,029
Nielsen Holdings plc	227	5,593
PayPal Holdings, Inc. (a)	37	10,757
Quanta Services, Inc.	67	6,041
Robert Half International, Inc.	113	10,028
Rollins, Inc.	266	9,110
S&P Global, Inc.	144	59,084
Square, Inc., Class A (a)	5	1,255
TransUnion	79	8,657
United Rentals, Inc. (a)	49	15,735
Verisk Analytics, Inc., Class A	98	17,204

		316,497

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	83	6,722
Estee Lauder Cos., Inc. (The), Class A	23	7,297
Procter & Gamble Co. (The)	79	10,678

		24,697

Food — 0.5%
Campbell Soup Co.	130	5,912
Conagra Brands, Inc.	166	6,030
General Mills, Inc.	104	6,332
Hershey Co. (The)	36	6,273
Hormel Foods Corp.	127	6,081
J M Smucker Co. (The)	45	5,818
Kellogg Co.	97	6,237
Kraft Heinz Co. (The)	147	6,010
Kroger Co. (The)	165	6,338
Lamb Weston Holdings, Inc.	72	5,831
McCormick & Co., Inc.	70	6,170
Mondelez International, Inc., Class A	118	7,365
Sysco Corp.	81	6,295
Tyson Foods, Inc., Class A	82	6,059

		86,751

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Healthcare — Products — 0.9%
10X Genomics, Inc., Class A (a)	1		169
Abbott Laboratories	78		9,057
ABIOMED, Inc. (a)	20		6,384
Align Technology, Inc. (a)	11		6,569
Avantor, Inc. (a)	7		247
Baxter International, Inc.	80		6,426
Bio-Techne Corp.	—	(h)	205
Boston Scientific Corp. (a)	159		6,798
Cooper Cos., Inc. (The)	16		6,509
Danaher Corp.	33		8,803
DENTSPLY SIRONA, Inc.	94		5,918
Edwards Lifesciences Corp. (a)	68		7,065
Henry Schein, Inc. (a)	78		5,798
Hologic, Inc. (a)	97		6,489
IDEXX Laboratories, Inc. (a)	11		7,166
Insulet Corp. (a)	1		240
Intuitive Surgical, Inc. (a)	8		7,810
Masimo Corp. (a)	1		168
Medtronic plc, (Ireland)	70		8,639
Novocure Ltd., (Jersey) (a)	1		270
PerkinElmer, Inc.	42		6,528
ResMed, Inc.	29		7,224
STERIS plc	31		6,395
Stryker Corp.	28		7,321
Teleflex, Inc.	16		6,293
Thermo Fisher Scientific, Inc.	18		9,166
West Pharmaceutical Services, Inc.	18		6,568
Zimmer Biomet Holdings, Inc.	42		6,734

			156,959

Healthcare — Services — 0.5%
Anthem, Inc.	19		7,209
Catalent, Inc. (a)	194		20,922
Centene Corp. (a)	92		6,683
Charles River Laboratories International, Inc. (a)	18		6,486
DaVita, Inc. (a)	50		5,986
HCA Healthcare, Inc.	33		6,768
Humana, Inc.	16		6,998
IQVIA Holdings, Inc. (a)	27		6,540
Laboratory Corp. of America Holdings (a)	24		6,709
Molina Healthcare, Inc. (a)	1		193
Oak Street Health, Inc. (a)	1		63
PPD, Inc. (a)	1		53
Quest Diagnostics, Inc.	48		6,389
Teladoc Health, Inc. (a)	2		280
UnitedHealth Group, Inc.	28		11,199
Universal Health Services, Inc., Class B	39		5,657

			98,135

Household Products/Wares — 0.1%
Avery Dennison Corp.	29		6,001
Church & Dwight Co., Inc.	76		6,499

SECURITY DESCRIPTION	SHARES	VALUE($)

Household Products/Wares — continued
Clorox Co. (The)	35	6,376
Kimberly-Clark Corp.	50	6,679

		25,555

Pharmaceuticals — 7.2%
AbbVie, Inc.	1,201	135,335
AmerisourceBergen Corp., Class A	52	5,914
Becton Dickinson and Co.	29	6,946
Bristol-Myers Squibb Co.	1,912	127,748
Cardinal Health, Inc.	104	5,928
Cigna Corp.	30	7,225
CVS Health Corp.	89	7,396
Dexcom, Inc. (a)	16	6,858
Elanco Animal Health, Inc. (a)	6	194
Eli Lilly & Co.	675	154,930
Jazz Pharmaceuticals plc, (Ireland) (a)	1	161
Johnson & Johnson	2,182	359,536
McKesson Corp.	33	6,217
Merck & Co., Inc.	2,142	166,575
Neurocrine Biosciences, Inc. (a)	61	5,935
Organon & Co. (a)	403	12,200
Perrigo Co. plc, (Ireland)	232	10,631
Pfizer, Inc.	4,709	184,408
Viatris, Inc.	1,366	19,516
Zoetis, Inc., Class A	419	78,143

		1,301,796

Total Consumer Non-cyclical		3,237,446

Energy — 1.0%
Energy — Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	69	12,707
Plug Power, Inc. (a)	207	7,092
SolarEdge Technologies, Inc., (Israel) (a)	12	3,356
Sunrun, Inc. (a)	71	3,952

		27,107

Oil & Gas — 0.6%
APA Corp.	267	5,783
Cabot Oil & Gas Corp.	345	6,019
Chevron Corp.	83	8,726
ConocoPhillips	119	7,230
Devon Energy Corp.	212	6,175
Diamondback Energy, Inc.	69	6,490
EOG Resources, Inc.	82	6,862
Exxon Mobil Corp.	155	9,797
Hess Corp.	70	6,070
Marathon Oil Corp.	449	6,113
Marathon Petroleum Corp.	103	6,224
Occidental Petroleum Corp.	222	6,943
Phillips 66	71	6,079
Pioneer Natural Resources Co.	39	6,348
Valero Energy Corp.	78	6,126

		100,985

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	243	5,554
Halliburton Co.	258	5,959
NOV, Inc. (a)	353	5,407
Schlumberger NV	192	6,141

		23,061

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	3	276
Kinder Morgan, Inc.	333	6,074
ONEOK, Inc.	115	6,419
Williams Cos., Inc. (The)	229	6,071

		18,840

Total Energy		169,993

Financial — 14.5%
Banks — 5.4%
Bank of America Corp.	4,334	178,711
Bank of New York Mellon Corp. (The)	686	35,132
Citigroup, Inc.	1,249	88,388
Citizens Financial Group, Inc.	490	22,454
Comerica, Inc.	83	5,922
Fifth Third Bancorp	702	26,840
First Republic Bank	160	29,944
Goldman Sachs Group, Inc. (The)	205	77,671
Huntington Bancshares, Inc.	1,577	22,506
KeyCorp.	1,087	22,453
M&T Bank Corp.	147	21,355
Morgan Stanley	837	76,738
Northern Trust Corp.	210	24,227
PNC Financial Services Group, Inc. (The)	290	55,331
Regions Financial Corp.	1,075	21,698
State Street Corp.	323	26,589
SVB Financial Group (a)	50	27,909
Truist Financial Corp.	924	51,258
US Bancorp	954	54,338
Wells Fargo & Co.	2,409	109,111
Zions Bancorp NA	113	5,971

		984,546

Diversified Financial Services — 3.2%
Ally Financial, Inc.	191	9,497
American Express Co.	435	71,948
Ameriprise Financial, Inc.	83	20,666
Apollo Global Management, Inc., Class A	87	5,405
BlackRock, Inc., Class A	67	58,736
Capital One Financial Corp.	321	49,720
Cboe Global Markets, Inc.	115	13,747
Charles Schwab Corp. (The)	848	61,765
CME Group, Inc., Class A	249	52,978
Discover Financial Services	270	31,882
Franklin Resources, Inc.	331	10,579
Intercontinental Exchange, Inc.	387	45,954
Invesco Ltd.	400	10,680
Mastercard, Inc., Class A	28	10,301

SECURITY DESCRIPTION	SHARES	VALUE($)

Diversified Financial Services — continued
Nasdaq, Inc.	97	17,089
Raymond James Financial, Inc.	110	14,238
SEI Investments Co.	124	7,700
Synchrony Financial	439	21,283
T Rowe Price Group, Inc.	188	37,297
Tradeweb Markets, Inc., Class A	72	6,077
Visa, Inc., Class A	49	11,536
Western Union Co. (The)	243	5,575

		574,653

Insurance — 4.6%
Aflac, Inc.	583	31,307
Alleghany Corp. (a)	8	5,549
Allstate Corp. (The)	242	31,580
American Financial Group, Inc.	56	6,970
American International Group, Inc.	635	30,203
Aon plc, Class A	144	34,298
Arch Capital Group Ltd., (Bermuda) (a)	206	8,024
Arthur J Gallagher & Co.	141	19,684
Assurant, Inc.	66	10,233
Athene Holding Ltd., (Bermuda), Class A (a)	67	4,514
Berkshire Hathaway, Inc., Class B (a)	752	209,118
Brown & Brown, Inc.	121	6,405
Chubb Ltd., (Switzerland)	312	49,547
Cincinnati Financial Corp.	147	17,114
Equitable Holdings, Inc.	200	6,102
Erie Indemnity Co., Class A	12	2,284
Everest Re Group Ltd., (Bermuda)	43	10,900
Fidelity National Financial, Inc.	132	5,739
Globe Life, Inc.	139	13,236
Hartford Financial Services Group, Inc. (The)	311	19,257
Lincoln National Corp.	231	14,531
Loews Corp.	223	12,161
Markel Corp. (a)	10	11,769
Marsh & McLennan Cos., Inc.	360	50,705
MetLife, Inc.	602	36,057
Principal Financial Group, Inc.	337	21,314
Progressive Corp. (The)	413	40,601
Prudential Financial, Inc.	333	34,139
Reinsurance Group of America, Inc.	34	3,834
RenaissanceRe Holdings Ltd., (Bermuda)	25	3,698
Travelers Cos., Inc. (The)	216	32,379
Unum Group	196	5,553
Voya Financial, Inc.	146	8,962
Willis Towers Watson plc, (United Kingdom)	97	22,299
WR Berkley Corp.	173	12,846

		832,912

Private Equity — 0.3%
Blackstone Group, Inc. (The)	433	42,018
Carlyle Group, Inc. (The)	77	3,587

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Private Equity — continued
KKR & Co., Inc.	266	15,764

		61,369

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	75	6,402

REITS — 1.0%
AGNC Investment Corp.	270	4,555
Alexandria Real Estate Equities, Inc.	33	5,956
American Tower Corp.	28	7,623
Annaly Capital Management, Inc.	708	6,289
AvalonBay Communities, Inc.	31	6,457
Boston Properties, Inc.	51	5,792
Camden Property Trust	1	151
Crown Castle International Corp.	37	7,142
Digital Realty Trust, Inc.	41	6,113
Duke Realty Corp.	126	5,966
Equinix, Inc.	9	6,847
Equity LifeStyle Properties, Inc.	2	171
Equity Residential	80	6,124
Essex Property Trust, Inc.	20	5,981
Extra Space Storage, Inc.	39	6,416
Federal Realty Investment Trust	48	5,599
Healthpeak Properties, Inc.	178	5,929
Host Hotels & Resorts, Inc. (a)	342	5,844
Invitation Homes, Inc.	8	285
Iron Mountain, Inc.	133	5,620
Kimco Realty Corp.	268	5,587
Medical Properties Trust, Inc.	8	153
Mid-America Apartment Communities, Inc.	37	6,149
Omega Healthcare Investors, Inc.	3	111
Prologis, Inc.	58	6,969
Public Storage	22	6,763
Realty Income Corp.	93	6,190
Regency Centers Corp.	89	5,706
SBA Communications Corp., Class A	20	6,465
Simon Property Group, Inc.	49	6,358
Sun Communities, Inc.	1	209
UDR, Inc.	122	5,951
Ventas, Inc.	108	6,181
VEREIT, Inc.	3	140
VICI Properties, Inc.	7	222
Vornado Realty Trust	122	5,683
Welltower, Inc.	82	6,824
Weyerhaeuser Co.	179	6,169
WP Carey, Inc.	2	173

		186,863

Savings & Loans — 0.0% (g)
People’s United Financial, Inc.	343	5,876

Total Financial		2,652,621

Industrial — 14.2%
Aerospace/Defense — 1.6%
Boeing Co. (The) (a)	253	60,682

SECURITY DESCRIPTION	SHARES	VALUE($)

Aerospace/Defense — continued
General Dynamics Corp.	132	24,868
HEICO Corp.	18	2,492
HEICO Corp., Class A	30	3,728
Howmet Aerospace, Inc. (a)	327	11,271
L3Harris Technologies, Inc.	114	24,542
Lockheed Martin Corp.	120	45,255
Northrop Grumman Corp.	81	29,583
Raytheon Technologies Corp.	696	59,358
Teledyne Technologies, Inc. (a)	34	14,184
TransDigm Group, Inc. (a)	31	19,802

		295,765

Building Materials — 0.5%
Carrier Global Corp.	471	22,885
Fortune Brands Home & Security, Inc.	118	11,786
Johnson Controls International plc	388	26,625
Lennox International, Inc.	14	4,925
Martin Marietta Materials, Inc.	18	6,284
Masco Corp.	207	12,182
Owens Corning	43	4,233
Vulcan Materials Co.	36	6,312

		95,232

Electrical Components & Equipments — 0.4%
AMETEK, Inc.	140	18,642
Emerson Electric Co.	312	29,990
Generac Holdings, Inc. (a)	43	17,849

		66,481

Electronics — 1.2%
Agilent Technologies, Inc.	46	6,789
Allegion plc, (Ireland)	80	11,207
Amphenol Corp., Class A	382	26,104
Arrow Electronics, Inc. (a)	37	4,231
Fortive Corp.	217	15,132
Garmin Ltd., (Switzerland)	44	6,318
Honeywell International, Inc.	315	68,992
Keysight Technologies, Inc. (a)	131	20,256
Mettler-Toledo International, Inc. (a)	5	6,727
Sensata Technologies Holding plc (a)	65	3,775
TE Connectivity Ltd., (Switzerland)	207	28,050
Trimble, Inc. (a)	200	16,380
Waters Corp. (a)	19	6,397

		220,358

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	97	12,982

Environmental Control — 0.4%
Pentair plc, (United Kingdom)	156	10,562
Republic Services, Inc., Class A	150	16,504
Waste Connections, Inc.	109	12,999
Waste Management, Inc.	220	30,800

		70,865

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Hand/Machine Tools — 0.2%
Snap-on, Inc.	47	10,612
Stanley Black & Decker, Inc.	96	19,659

		30,271

Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	252	54,946

Machinery — Diversified — 0.9%
Cognex Corp.	86	7,218
Deere & Co.	141	49,571
Dover Corp.	100	15,067
IDEX Corp.	59	12,926
Ingersoll Rand, Inc. (a)	279	13,621
Nordson Corp.	22	4,738
Otis Worldwide Corp.	245	20,000
Rockwell Automation, Inc.	69	19,831
Westinghouse Air Brake Technologies Corp.	147	12,113
Xylem, Inc.	125	14,960

		170,045

Miscellaneous Manufacturers — 1.3%
3M Co.	269	53,494
AO Smith Corp.	142	10,261
Eaton Corp. plc	208	30,785
General Electric Co.	4,065	54,717
Illinois Tool Works, Inc.	157	35,173
Parker-Hannifin Corp.	74	22,642
Textron, Inc.	181	12,431
Trane Technologies plc, (Ireland)	131	24,110

		243,613

Packaging & Containers — 0.2%
Amcor plc, (United Kingdom)	501	5,742
Ball Corp.	77	6,277
Crown Holdings, Inc.	2	182
Packaging Corp. of America	43	5,819
Sealed Air Corp.	103	6,112
Westrock Co.	111	5,895

		30,027

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	44	9,194

Transportation — 7.0%
CH Robinson Worldwide, Inc.	611	57,213
CSX Corp.	1,138	36,513
Expeditors International of Washington, Inc.	748	94,642
FedEx Corp.	1,035	308,688
JB Hunt Transport Services, Inc.	71	11,560
Kansas City Southern	58	16,392
Knight-Swift Transportation Holdings, Inc., Class A	66	2,978
Norfolk Southern Corp.	127	33,752
Old Dominion Freight Line, Inc.	65	16,457

SECURITY DESCRIPTION	SHARES	VALUE($)

Transportation — continued
Union Pacific Corp.	304	66,933
United Parcel Service, Inc., Class B	3,024	628,800
XPO Logistics, Inc. (a)	36	5,023

		1,278,951

Total Industrial		2,578,730

Technology — 25.6%
Computers — 7.4%
Accenture plc, (Ireland), Class A	31	9,021
Apple, Inc.	8,240	1,128,496
Cognizant Technology Solutions Corp., Class A	92	6,388
Crowdstrike Holdings, Inc., Class A (a)	123	30,924
Dell Technologies, Inc., Class C (a)	129	12,823
DXC Technology Co. (a)	144	5,613
EPAM Systems, Inc. (a)	1	383
Fortinet, Inc. (a)	122	28,947
Hewlett Packard Enterprise Co.	1,009	14,714
HP, Inc.	808	24,385
International Business Machines Corp.	52	7,611
Leidos Holdings, Inc.	111	11,252
NetApp, Inc.	180	14,743
Seagate Technology Holdings plc, (Ireland)	166	14,556
Western Digital Corp. (a)	230	16,341
Zscaler, Inc. (a)	55	11,967

		1,338,164

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	38	19,953

Semiconductors — 3.5%
Advanced Micro Devices, Inc. (a)	357	33,563
Analog Devices, Inc.	123	21,129
Applied Materials, Inc.	259	36,860
Broadcom, Inc.	109	51,892
Intel Corp.	1,057	59,327
IPG Photonics Corp. (a)	48	10,015
KLA Corp.	55	17,824
Lam Research Corp.	43	27,852
Marvell Technology, Inc.	187	10,902
Maxim Integrated Products, Inc.	121	12,704
Microchip Technology, Inc.	103	15,452
Micron Technology, Inc. (a)	338	28,722
Monolithic Power Systems, Inc.	27	10,154
NVIDIA Corp.	153	122,797
NXP Semiconductors NV, (Netherlands)	95	19,450
ON Semiconductor Corp. (a)	97	3,722
Qorvo, Inc. (a)	60	11,732
QUALCOMM, Inc.	311	44,388
Skyworks Solutions, Inc.	73	14,084
Teradyne, Inc.	86	11,491
Texas Instruments, Inc.	248	47,680
Xilinx, Inc.	104	14,999

		626,739

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Software — 14.6%
Activision Blizzard, Inc.	73		6,973
Adobe, Inc. (a)	341		199,478
Akamai Technologies, Inc. (a)	53		6,139
ANSYS, Inc. (a)	78		26,905
Autodesk, Inc. (a)	173		50,403
Bentley Systems, Inc., Class B	118		7,644
Black Knight, Inc. (a)	108		8,397
Broadridge Financial Solutions, Inc.	38		6,147
Cadence Design Systems, Inc. (a)	238		32,544
Ceridian HCM Holding, Inc. (a)	92		8,820
Cerner Corp.	78		6,110
Citrix Systems, Inc.	134		15,711
Clarivate plc, (United Kingdom) (a)	138		3,797
Cloudflare, Inc., Class A (a)	155		16,403
Coupa Software, Inc. (a)	50		13,015
Datadog, Inc., Class A (a)	120		12,514
DocuSign, Inc., Class A (a)	128		35,879
Dropbox, Inc., Class A (a)	217		6,585
Dynatrace, Inc. (a)	126		7,388
Electronic Arts, Inc.	44		6,397
Fair Isaac Corp. (a)	20		10,114
Fidelity National Information Services, Inc.	51		7,171
Fiserv, Inc. (a)	62		6,641
Guidewire Software, Inc. (a)	55		6,165
HubSpot, Inc. (a)	30		17,646
Intuit, Inc.	201		98,585
Jack Henry & Associates, Inc.	37		6,102
Microsoft Corp.	4,954		1,342,113
MongoDB, Inc., Class A (a)	1		259
MSCI, Inc., Class A	55		29,374
Oracle Corp.	1,389		108,119
Palantir Technologies, Inc., Class A (a)	362		9,536
Paychex, Inc.	62		6,642
Paycom Software, Inc. (a)	53		19,137
PTC, Inc. (a)	121		17,142
RingCentral, Inc., Class A (a)	52		15,067
Roper Technologies, Inc.	56		26,519
salesforce.com, Inc. (a)	656		160,332
ServiceNow, Inc. (a)	147		80,931
Slack Technologies, Inc., Class A (a)	328		14,519
Snowflake, Inc., Class A (a)	—	(h)	88
Splunk, Inc. (a)	111		16,085
SS&C Technologies Holdings, Inc.	160		11,497
Synopsys, Inc. (a)	128		35,217
Take-Two Interactive Software, Inc. (a)	34		5,987
Twilio, Inc., Class A (a)	2		833
Tyler Technologies, Inc. (a)	42		18,839
Unity Software, Inc. (a)	38		4,200
Veeva Systems, Inc., Class A (a)	2		557
VMware, Inc., Class A (a)	58		9,277
Workday, Inc., Class A (a)	124		29,567

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
Zoom Video Communications, Inc., Class A (a)	141	54,483

		2,645,993

Total Technology		4,630,849

Utilities — 1.0%
Electric — 0.9%
AES Corp. (The)	238	6,197
Alliant Energy Corp.	105	5,836
Ameren Corp.	72	5,736
American Electric Power Co., Inc.	78	6,585
CenterPoint Energy, Inc.	233	5,720
CMS Energy Corp.	102	6,029
Consolidated Edison, Inc.	82	5,913
Dominion Energy, Inc.	89	6,514
DTE Energy Co.	48	6,194
Duke Energy Corp.	69	6,844
Edison International	107	6,201
Entergy Corp.	57	5,733
Evergy, Inc.	96	5,792
Eversource Energy	77	6,140
Exelon Corp.	144	6,370
FirstEnergy Corp.	161	5,974
NextEra Energy, Inc.	108	7,895
NRG Energy, Inc.	162	6,522
PG&E Corp. (a)	20	199
Pinnacle West Capital Corp.	70	5,713
PPL Corp.	213	5,951
Public Service Enterprise Group, Inc.	108	6,479
Sempra Energy	48	6,301
Southern Co. (The)	110	6,679
Vistra Corp.	6	108
WEC Energy Group, Inc.	68	6,063
Xcel Energy, Inc.	93	6,124

		155,812

Gas — 0.1%
Atmos Energy Corp.	59	5,697
NiSource, Inc.	231	5,667
UGI Corp.	3	154

		11,518

Water — 0.0% (g)
American Water Works Co., Inc.	40	6,137
Essential Utilities, Inc.	3	141

		6,278

Total Utilities		173,608

Total Common Stocks (Cost $13,749,851)		18,052,632

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	51

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021	7,687		7,687
Barclays SA, 0.01%, 07/01/2021	12,240		12,240
BNP Paribas SA, 0.01%, 07/01/2021	27,684		27,684
Brown Brothers Harriman, 0.01%, 07/01/2021	—	(h)	—	(h)
Citibank NA, 0.01%, 07/01/2021	88,912		88,912

Total Short-Term Investments (Cost $136,523)			136,523

Total Investments — 100.1% (Cost — $13,886,374)*			18,189,155

Liabilities in Excess of Other Assets — (0.1)%			(15,163)

NET ASSETS — 100.0%			$18,173,992

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
E-mini Russell 2000 Index	9	09/2021	USD	1,043	(4)
Micro E-mini NASDAQ 100 Index	81	09/2021	USD	2,267	90
NASDAQ 100 E-mini Index	105	09/2021	USD	29,402	1,151
S&P 500 E-mini Index	274	09/2021	USD	57,997	755
S&P MidCap 400 E-mini Index	50	09/2021	USD	13,519	(57)

Total unrealized appreciation (depreciation)					1,935

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2021

Summary of Investments by Industry, June 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	20.0%

Software	14.6%

Computers	7.4%

Pharmaceuticals	7.2%

Transportation	7.0%

Banks	5.4%

Insurance	4.6%

Beverages	4.0%

Semiconductors	3.5%

Diversified Financial Services	3.2%

Biotechnology	2.6%

Commercial Services	1.7%

Aerospace/Defense	1.6%

Miscellaneous Manufacturers	1.3%

Electronics	1.2%

Telecommunications	1.2%

REITS	1.0%

Retail	1.0%

Others (Each less than 1.0%)	10.7%

Short-Term Investments	0.8%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Food — 0.0% (g)
Britannia Industries Ltd., (India), 5.50%, 06/03/2024 (Cost $— h)	INR	140	2

	SHARES
Common Stocks — 95.9%
Argentina — 0.0% (g)
Adecoagro SA (a)		5	47
YPF SA, ADR (a)		8	38

			85

Australia — 0.2%
BHP Group plc		806	23,858
MMG Ltd. (a)		116	51

			23,909

Austria — 0.2%
Erste Group Bank AG		312	11,453
OMV AG		12	666
Raiffeisen Bank International AG		166	3,763
Verbund AG		171	15,775
voestalpine AG		9	360

			32,017

Belgium — 1.0%
Ageas SA		195	10,851
Anheuser-Busch InBev SA		395	28,456
Elia Group SA		80	8,457
Etablissements Franz Colruyt NV		5	262
Groupe Bruxelles Lambert SA		126	14,059
KBC Group NV		278	21,256
Proximus SADP		13	256
Sofina SA		17	7,404
Solvay SA		6	753
UCB SA		214	22,370
Umicore SA		16	962

			115,086

Brazil — 0.1%
Ambev SA		234	802
Atacadao SA		17	73
B2W Cia Digital (a)		9	126
B3 SA — Brasil Bolsa Balcao		290	980
Banco Bradesco SA		77	339
Banco BTG Pactual SA		13	327
Banco do Brasil SA		40	258
Banco Inter SA		12	194
Banco Santander Brasil SA		19	152
BB Seguridade Participacoes SA		29	137
BRF SA (a)		32	174
CCR SA		66	178
Centrais Eletricas Brasileiras SA		14	124
Cia de Saneamento Basico do Estado de Sao Paulo		18	131

SECURITY DESCRIPTION	SHARES		VALUE($)

Brazil — continued
Cia Siderurgica Nacional SA	34		302
Cosan SA	56		268
CPFL Energia SA	8		46
Energisa SA	8		73
Engie Brasil Energia SA	10		79
Equatorial Energia SA	46		229
Hapvida Participacoes e Investimentos SA (e)	44		137
Hypera SA	21		142
JBS SA	46		270
Klabin SA (a)	41		217
Localiza Rent a Car SA	27		344
Lojas Renner SA	41		368
Magazine Luiza SA	136		580
Natura & Co. Holding SA (a)	43		494
Notre Dame Intermedica Participacoes SA	24		408
Petrobras Distribuidora SA	38		205
Petroleo Brasileiro SA	175		1,064
Raia Drogasil SA	54		267
Rede D’Or Sao Luiz SA (e)	10		136
Rumo SA (a)	67		258
Sul America SA	—	(h)	—	(h)
Suzano SA (a)	33		394
Telefonica Brasil SA	24		207
TIM SA	44		103
TOTVS SA	29		221
Ultrapar Participacoes SA	40		150
Vale SA	186		4,230
Via Varejo S/A (a)	54		172
WEG SA	80		541

			15,900

Chile — 0.0% (g)
Antofagasta plc	150		2,990
Banco de Chile	1,989		196
Banco de Credito e Inversiones SA	2		95
Banco Santander Chile	2,952		146
Cencosud SA	61		121
Cencosud Shopping SA	66		109
Cia Cervecerias Unidas SA	6		60
Colbun SA	309		43
Empresas CMPC SA	56		134
Empresas COPEC SA	19		183
Enel Americas SA	939		138
Enel Chile SA	1,169		67
Falabella SA	31		136

			4,418

China — 1.3%
21Vianet Group, Inc., ADR (a)	4		85
360 DigiTech, Inc., ADR (a)	4		172
360 Security Technology, Inc., Class A (a)	38		71

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
China — continued
3SBio, Inc. (a) (e)	66		81
51job, Inc., ADR (a)	1		98
AAC Technologies Holdings, Inc.	40		296
AECC Aviation Power Co. Ltd., Class A	6		46
Agile Group Holdings Ltd.	54		70
Agora, Inc., ADR (a)	3		105
Agricultural Bank of China Ltd., Class A	216		101
Agricultural Bank of China Ltd., Class H	1,307		454
Aier Eye Hospital Group Co. Ltd., Class A	14		155
Air China Ltd., Class A	40		48
Air China Ltd., Class H (a)	62		46
Airtac International Group	6		231
Akeso, Inc. (a) (e)	13		105
Alibaba Group Holding Ltd. (a)	717		20,337
A-Living Smart City Services Co. Ltd. (e)	21		103
Aluminum Corp. of China Ltd., Class A (a)	14		11
Aluminum Corp. of China Ltd., Class H (a)	184		109
Anhui Conch Cement Co. Ltd., Class A	15		95
Anhui Conch Cement Co. Ltd., Class H	54		284
Anhui Gujing Distillery Co. Ltd., Class A	1		52
Anhui Gujing Distillery Co. Ltd., Class B	8		109
Anhui Kouzi Distillery Co. Ltd., Class A	1		6
ANTA Sports Products Ltd.	52		1,220
Asymchem Laboratories Tianjin Co. Ltd., Class A (a)	1		58
Autobio Diagnostics Co. Ltd., Class A	—	(h)	5
Autohome, Inc., ADR	3		208
AVIC Jonhon Optronic Technology Co. Ltd., Class A	1		11
AVIC Shenyang Aircraft Co. Ltd., Class A	5		48
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	8		32
AviChina Industry & Technology Co. Ltd., Class H	103		68
Baidu, Inc., ADR (a)	13		2,588
Bank of Beijing Co. Ltd., Class A	55		41
Bank of Chengdu Co. Ltd., Class A	26		50
Bank of China Ltd., Class A	126		60
Bank of China Ltd., Class H	3,773		1,355
Bank of Communications Co. Ltd., Class A	151		114
Bank of Communications Co. Ltd., Class H	369		248
Bank of Hangzhou Co. Ltd., Class A	13		29
Bank of Jiangsu Co. Ltd., Class A	50		55
Bank of Nanjing Co. Ltd., Class A	31		51
Bank of Ningbo Co. Ltd., Class A	17		101
Bank of Shanghai Co. Ltd., Class A	37		47
Baoshan Iron & Steel Co. Ltd., Class A	44		52
Baozun, Inc., ADR (a)	4		129
BeiGene Ltd., ADR (a)	2		757

SECURITY DESCRIPTION	SHARES		VALUE($)

China — continued
Beijing Capital International Airport Co. Ltd., Class H (a)	142		94
Beijing Dabeinong Technology Group Co. Ltd., Class A	5		5
Beijing Enlight Media Co. Ltd., Class A	4		6
Beijing New Building Materials plc, Class A	6		36
Beijing Shunxin Agriculture Co. Ltd., Class A	1		4
Beijing Tiantan Biological Products Corp. Ltd., Class A	5		29
Beijing Yanjing Brewery Co. Ltd., Class A	5		6
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	86		71
Betta Pharmaceuticals Co. Ltd., Class A	—	(h)	7
BGI Genomics Co. Ltd., Class A	2		37
Bilibili, Inc., ADR (a)	8		917
BOE Technology Group Co. Ltd., Class A	113		109
Burning Rock Biotech Ltd., ADR (a)	2		65
BYD Co. Ltd., Class A	4		170
BYD Co. Ltd., Class H	38		1,141
BYD Electronic International Co. Ltd.	28		184
By-health Co. Ltd., Class A	2		8
Caitong Securities Co. Ltd., Class A	3		5
CanSino Biologics, Inc., Class H (a) (e)	4		212
CGN Power Co. Ltd., Class H (e)	343		76
Changchun High & New Technology Industry Group, Inc., Class A	1		72
Changjiang Securities Co. Ltd., Class A (a)	6		7
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	—	(h)	10
Chaozhou Three-Circle Group Co. Ltd., Class A	8		53
Chifeng Jilong Gold Mining Co. Ltd., Class A (a)	3		6
China Aoyuan Group Ltd.	53		45
China Bohai Bank Co. Ltd., Class H (e)	134		46
China Cinda Asset Management Co. Ltd., Class H	327		62
China CITIC Bank Corp. Ltd., Class H	455		215
China Communications Services Corp. Ltd., Class H (a)	112		56
China Conch Venture Holdings Ltd.	83		349
China Construction Bank Corp., Class A	17		18
China Construction Bank Corp., Class H	4,551		3,571
China East Education Holdings Ltd. (e)	28		43
China Eastern Airlines Corp. Ltd., Class A	9		7
China Everbright Bank Co. Ltd., Class A (a)	169		99
China Everbright Bank Co. Ltd., Class H (a)	115		47
China Evergrande Group	101		131
China Feihe Ltd. (e)	175		377

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	55

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Galaxy Securities Co. Ltd., Class A	24	40
China Galaxy Securities Co. Ltd., Class H	122	72
China Greatwall Technology Group Co. Ltd., Class A	3	7
China Hongqiao Group Ltd.	110	148
China Huarong Asset Management Co. Ltd., Class H (e) (bb) (cc)	374	37
China International Capital Corp. Ltd., Class A (a)	4	38
China International Capital Corp. Ltd., Class H (e)	62	167
China Jushi Co. Ltd., Class A	14	34
China Lesso Group Holdings Ltd.	50	123
China Life Insurance Co. Ltd., Class A	9	48
China Life Insurance Co. Ltd., Class H	336	666
China Literature Ltd. (a) (e)	20	218
China Longyuan Power Group Corp. Ltd., Class H	141	243
China Medical System Holdings Ltd.	60	158
China Meidong Auto Holdings Ltd.	28	153
China Merchants Bank Co. Ltd., Class A	59	490
China Merchants Bank Co. Ltd., Class H	186	1,580
China Merchants Energy Shipping Co. Ltd., Class A	10	7
China Merchants Securities Co. Ltd., Class A	23	67
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	38	64
China Minsheng Banking Corp. Ltd., Class A	136	93
China Minsheng Banking Corp. Ltd., Class H	237	113
China Molybdenum Co. Ltd., Class A (a)	56	44
China Molybdenum Co. Ltd., Class H	165	98
China National Building Material Co. Ltd., Class H	170	200
China National Software & Service Co. Ltd., Class A	1	6
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	17	53
China Oilfield Services Ltd., Class H	72	65
China Pacific Insurance Group Co. Ltd., Class A	21	94
China Pacific Insurance Group Co. Ltd., Class H	124	390
China Petroleum & Chemical Corp., Class A	103	69
China Petroleum & Chemical Corp., Class H	1,102	560
China Railway Group Ltd., Class A	96	77
China Railway Group Ltd., Class H	193	101
China Resources Mixc Lifestyle Services Ltd. (e)	20	137

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
China Resources Pharmaceutical Group Ltd. (e)	76	47
China Shenhua Energy Co. Ltd., Class A (a)	24	73
China Shenhua Energy Co. Ltd., Class H	149	292
China Shipbuilding Industry Co. Ltd., Class A (a)	73	46
China South Publishing & Media Group Co. Ltd., Class A	33	45
China Southern Airlines Co. Ltd., Class A (a)	80	75
China Southern Airlines Co. Ltd., Class H (a)	54	34
China State Construction Engineering Corp. Ltd., Class A	117	84
China Tourism Group Duty Free Corp. Ltd., Class A	5	250
China Tower Corp. Ltd., Class H (e)	1,826	251
China TransInfo Technology Co. Ltd., Class A	19	48
China Vanke Co. Ltd., Class A	30	111
China Vanke Co. Ltd., Class H	78	244
China Yangtze Power Co. Ltd., Class A	56	180
China Yuhua Education Corp. Ltd. (e)	92	83
China Zheshang Bank Co. Ltd., Class A	112	68
Chindata Group Holdings Ltd., ADR (a)	5	69
Chongqing Brewery Co. Ltd., Class A (a)	2	61
Chongqing Changan Automobile Co. Ltd., Class A (a)	12	47
Chongqing Rural Commercial Bank Co. Ltd., Class H	190	75
Chongqing Zhifei Biological Products Co. Ltd., Class A	4	124
CIFI Holdings Group Co. Ltd.	142	111
CITIC Ltd.	281	303
CITIC Securities Co. Ltd., Class A	35	135
CITIC Securities Co. Ltd., Class H (a)	101	252
Contemporary Amperex Technology Co. Ltd., Class A (a)	6	515
COSCO SHIPPING Holdings Co. Ltd., Class A (a)	39	185
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	122	307
Country Garden Holdings Co. Ltd.	365	409
Country Garden Services Holdings Co. Ltd.	69	745
CSC Financial Co. Ltd., Class A (a)	17	81
CSPC Pharmaceutical Group Ltd.	418	604
Dada Nexus Ltd., ADR (a)	3	89
Dali Foods Group Co. Ltd. (e)	117	70
Daqo New Energy Corp., ADR (a)	3	179
DaShenLin Pharmaceutical Group Co. Ltd., Class A	3	27
Dongfang Electric Corp. Ltd., Class A	4	7

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
Dongfeng Motor Group Co. Ltd., Class H	114	102
Dongxing Securities Co. Ltd., Class A	23	39
DouYu International Holdings Ltd., ADR (a)	5	36
East Money Information Co. Ltd., Class A	31	157
Ecovacs Robotics Co. Ltd., Class A	2	67
ENN Energy Holdings Ltd.	37	705
Eve Energy Co. Ltd., Class A	6	98
Ever Sunshine Lifestyle Services Group Ltd.	30	75
Everbright Securities Co. Ltd., Class A	12	33
Fangda Carbon New Material Co. Ltd., Class A	8	10
FAW Jiefang Group Co. Ltd., Class A (a)	4	7
Fiberhome Telecommunication Technologies Co. Ltd., Class A	14	41
First Capital Securities Co. Ltd., Class A (a)	5	5
Flat Glass Group Co. Ltd., Class H	26	107
Focus Media Information Technology Co. Ltd., Class A	48	70
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10	192
Fosun International Ltd.	114	163
Founder Securities Co. Ltd., Class A (a)	46	66
Foxconn Industrial Internet Co. Ltd., Class A (a)	39	75
Fu Jian Anjoy Foods Co. Ltd., Class A (a)	1	35
Fuyao Glass Industry Group Co. Ltd., Class A	7	60
Fuyao Glass Industry Group Co. Ltd., Class H (e)	28	200
Ganfeng Lithium Co. Ltd., Class A	3	63
Ganfeng Lithium Co. Ltd., Class H (e)	8	125
GDS Holdings Ltd., ADR (a)	4	335
GEM Co. Ltd., Class A	24	34
Gemdale Corp., Class A	19	30
Genscript Biotech Corp. (a)	50	218
GF Securities Co. Ltd., Class A	21	49
GF Securities Co. Ltd., Class H	40	52
Gigadevice Semiconductor Beijing, Inc., Class A	2	69
GoerTek, Inc., Class A	11	71
GOME Retail Holdings Ltd. (a)	446	57
Gotion High-tech Co. Ltd., Class A (a)	7	50
Great Wall Motor Co. Ltd., Class A	8	56
Great Wall Motor Co. Ltd., Class H	143	461
Greenland Holdings Corp. Ltd., Class A	8	6
Greentown China Holdings Ltd.	42	65
Greentown Service Group Co. Ltd.	64	99
Gaotu Techedu, Inc., ADR (a)	6	85
Guangdong Haid Group Co. Ltd., Class A (a)	6	69

SECURITY DESCRIPTION	SHARES		VALUE($)

China — continued
Guangdong Hongda Blasting Co. Ltd., Class A	1		6
Guangdong Kinlong Hardware Products Co. Ltd., Class A	—	(h)	9
Guanghui Energy Co. Ltd., Class A (a)	14		7
Guangzhou Automobile Group Co. Ltd., Class H	126		113
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	13		66
Guangzhou Haige Communications Group, Inc. Co., Class A	27		39
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2		42
Guangzhou R&F Properties Co. Ltd., Class H	75		86
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2		29
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1		14
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (a)	15		30
Guolian Securities Co. Ltd., Class A	10		25
Guosen Securities Co. Ltd., Class A	29		48
Guotai Junan Securities Co. Ltd., Class A	21		54
Guoyuan Securities Co. Ltd., Class A	5		7
Haidilao International Holding Ltd. (e)	51		269
Haier Smart Home Co. Ltd., Class A	27		109
Haier Smart Home Co. Ltd., Class H (a)	86		301
Haitian International Holdings Ltd.	29		97
Haitong Securities Co. Ltd., Class A	69		122
Haitong Securities Co. Ltd., Class H	88		77
Hangzhou First Applied Material Co. Ltd., Class A	4		57
Hangzhou Tigermed Consulting Co. Ltd., Class A	3		87
Hangzhou Tigermed Consulting Co. Ltd., Class H (e)	4		98
Hansoh Pharmaceutical Group Co. Ltd. (e)	54		236
Hefei Meiya Optoelectronic Technology, Inc., Class A	5		46
Heilongjiang Agriculture Co. Ltd., Class A	16		36
Henan Shuanghui Investment & Development Co. Ltd., Class A	9		42
Hengan International Group Co. Ltd.	29		191
Hengli Petrochemical Co. Ltd., Class A	18		74
HengTen Networks Group Ltd. (a)	132		106
Hengyi Petrochemical Co. Ltd., Class A (a)	3		6
Hesteel Co. Ltd., Class A (a)	118		45
Hithink RoyalFlush Information Network Co. Ltd., Class A	2		31
Hongfa Technology Co. Ltd., Class A	1		9
Hua Hong Semiconductor Ltd. (a) (e)	26		144

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	57

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
Huadong Medicine Co. Ltd., Class A	7	49
Huagong Tech Co. Ltd., Class A	18	64
Hualan Biological Engineering, Inc., Class A	7	41
Huaneng Power International, Inc., Class H	192	75
Huatai Securities Co. Ltd., Class A	19	47
Huatai Securities Co. Ltd., Class H (a) (e)	68	100
Huaxia Bank Co. Ltd., Class A (a)	33	32
Huaxin Cement Co. Ltd., Class A	2	5
Huayu Automotive Systems Co. Ltd., Class A	9	38
Huazhu Group Ltd., ADR (a)	9	453
Hubei Biocause Pharmaceutical Co. Ltd., Class A	10	5
Huizhou Desay Sv Automotive Co. Ltd., Class A	2	39
Hunan Valin Steel Co. Ltd., Class A	31	31
Hundsun Technologies, Inc., Class A (a)	4	53
HUYA, Inc., ADR (a)	3	55
Iflytek Co. Ltd., Class A	9	90
I-Mab, ADR (a)	2	141
Industrial & Commercial Bank of China Ltd., Class A (a)	162	129
Industrial & Commercial Bank of China Ltd., Class H	2,748	1,610
Industrial Bank Co. Ltd., Class A	65	206
Industrial Securities Co. Ltd., Class A	34	51
Ingenic Semiconductor Co. Ltd., Class A	1	8
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	233	56
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9	7
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19	110
Innovent Biologics, Inc. (a) (e)	57	659
Inspur Electronic Information Industry Co. Ltd., Class A	9	38
iQIYI, Inc., ADR (a)	12	188
JA Solar Technology Co. Ltd., Class A (a)	1	9
Jafron Biomedical Co. Ltd., Class A	4	48
Jason Furniture Hangzhou Co. Ltd., Class A	1	7
JCET Group Co. Ltd., Class A (a)	6	34
JD Health International, Inc. (a) (e)	16	227
JD.com, Inc., ADR (a)	41	3,257
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	35	33
Jiangsu Eastern Shenghong Co. Ltd., Class A	14	45
Jiangsu Expressway Co. Ltd., Class H	64	72
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4	52

SECURITY DESCRIPTION	SHARES		VALUE($)

China — continued
Jiangsu Hengrui Medicine Co. Ltd., Class A	18		186
Jiangsu King’s Luck Brewery JSC Ltd., Class A	5		44
Jiangsu Shagang Co. Ltd., Class A	4		7
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (a)	4		133
Jiangsu Yangnong Chemical Co. Ltd., Class A	—	(h)	7
Jiangsu Zhongtian Technology Co. Ltd., Class A	4		6
Jiangxi Copper Co. Ltd., Class A	16		56
Jiangxi Copper Co. Ltd., Class H	38		78
Jiangxi Zhengbang Technology Co. Ltd., Class A	3		5
Jinke Properties Group Co. Ltd., Class A	6		5
Jinxin Fertility Group Ltd. (e)	58		146
JiuGui Liquor Co. Ltd., Class A (a)	1		28
Jiumaojiu International Holdings Ltd. (e)	35		143
Joinn Laboratories China Co. Ltd., Class A (a)	2		43
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	3		21
JOYY, Inc., ADR	3		171
Juewei Food Co. Ltd., Class A	3		33
Kaisa Group Holdings Ltd. (a)	118		45
KE Holdings, Inc., ADR (a)	17		810
Kingdee International Software Group Co. Ltd. (a)	116		393
Kingfa Sci & Tech Co. Ltd., Class A	15		47
Kingsoft Cloud Holdings Ltd., ADR (a)	4		121
Kingsoft Corp. Ltd.	47		282
Kuaishou Technology, Class B (a) (e)	13		335
Kuang-Chi Technologies Co. Ltd., Class A (a)	12		37
Kweichow Moutai Co. Ltd., Class A	4		1,112
KWG Group Holdings Ltd.	57		76
Lenovo Group Ltd.	356		409
Lens Technology Co. Ltd., Class A	15		66
Leyard Optoelectronic Co. Ltd., Class A	7		8
Li Auto, Inc., ADR (a)	23		791
Li Ning Co. Ltd.	107		1,305
Liaoning Cheng Da Co. Ltd., Class A (a)	2		6
Lingyi iTech Guangdong Co., Class A	19		27
Logan Group Co. Ltd.	61		91
Lomon Billions Group Co. Ltd., Class A	4		22
Longfor Group Holdings Ltd. (e)	87		482
LONGi Green Energy Technology Co. Ltd., Class A	15		200
Lufax Holding Ltd., ADR (a)	9		105
Luxshare Precision Industry Co. Ltd., Class A (a)	21		147
Luzhou Laojiao Co. Ltd., Class A	4		152
Maccura Biotechnology Co. Ltd., Class A	1		7

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
Mango Excellent Media Co. Ltd., Class A	6	58
Maxscend Microelectronics Co. Ltd., Class A	1	108
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4	6
Meituan, Class B (a) (e)	170	7,009
Metallurgical Corp. of China Ltd., Class A	18	8
Microport Scientific Corp.	31	278
Midea Group Co. Ltd., Class A	12	131
Ming Yuan Cloud Group Holdings Ltd. (a)	18	89
Minth Group Ltd.	34	161
Momo, Inc., ADR	6	98
Muyuan Foods Co. Ltd., Class A	15	137
NanJi E-Commerce Co. Ltd., Class A	3	5
Nanjing Securities Co. Ltd., Class A	4	6
NARI Technology Co. Ltd., Class A	19	69
NAURA Technology Group Co. Ltd., Class A (a)	2	69
NavInfo Co. Ltd., Class A	3	6
NetEase, Inc., ADR	19	2,217
New China Life Insurance Co. Ltd., Class A	8	58
New China Life Insurance Co. Ltd., Class H	33	114
New Hope Liuhe Co. Ltd., Class A (a)	12	27
New Oriental Education & Technology Group, Inc., ADR (a)	72	586
Ningbo Tuopu Group Co. Ltd., Class A	1	7
Ningxia Baofeng Energy Group Co. Ltd., Class A	20	43
NIO, Inc., ADR (a)	61	3,240
Noah Holdings Ltd., ADR (a)	2	116
Nongfu Spring Co. Ltd., Class H (e)	21	107
Offcn Education Technology Co. Ltd., Class A (a)	6	20
OFILM Group Co. Ltd., Class A	3	4
OneConnect Financial Technology Co. Ltd., ADR (a)	6	69
Oppein Home Group, Inc., Class A	2	42
Orient Securities Co. Ltd., Class A (a)	29	45
Ovctek China, Inc., Class A	2	39
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	97	34
People’s Insurance Co. Group of China Ltd. (The), Class H	389	130
Perfect World Co. Ltd./China, Class A	2	6
PetroChina Co. Ltd., Class A	11	9
PetroChina Co. Ltd., Class H	990	485
Pharmaron Beijing Co. Ltd., Class A	3	84
Pharmaron Beijing Co. Ltd., Class H (e)	7	178
PICC Property & Casualty Co. Ltd., Class H	312	273
Pinduoduo, Inc., ADR (a)	21	2,623
Ping An Bank Co. Ltd., Class A	60	209

SECURITY DESCRIPTION	SHARES		VALUE($)

China — continued
Ping An Healthcare and Technology Co. Ltd. (a) (e)	22		272
Ping An Insurance Group Co. of China Ltd., Class A	30		298
Ping An Insurance Group Co. of China Ltd., Class H	299		2,923
Poly Developments and Holdings Group Co. Ltd., Class A (a)	38		71
Poly Property Services Co. Ltd., Class H	6		38
Postal Savings Bank of China Co. Ltd., Class A (a)	69		53
Postal Savings Bank of China Co. Ltd., Class H (a) (e)	396		266
Power Construction Corp. of China Ltd., Class A	74		44
Powerlong Real Estate Holdings Ltd.	71		61
Proya Cosmetics Co. Ltd., Class A	—	(h)	9
Qingdao Rural Commercial Bank Corp., Class A (a)	9		6
RLX Technology, Inc., ADR (a)	9		75
Rongsheng Petrochemical Co. Ltd., Class A	36		97
SAIC Motor Corp. Ltd., Class A (a)	23		76
Sanan Optoelectronics Co. Ltd., Class A (a)	16		78
Sangfor Technologies, Inc., Class A	1		56
Sany Heavy Equipment International Holdings Co. Ltd.	57		58
Sany Heavy Industry Co. Ltd., Class A	25		112
SDIC Capital Co. Ltd., Class A	5		6
Seazen Group Ltd. (a)	90		85
Seazen Holdings Co. Ltd., Class A	8		52
SF Holding Co. Ltd., Class A	12		120
SG Micro Corp., Class A	—	(h)	12
Shaanxi Coal Industry Co. Ltd., Class A	27		49
Shandong Gold Mining Co. Ltd., Class A	15		45
Shandong Gold Mining Co. Ltd., Class H (e)	37		66
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8		40
Shandong Linglong Tyre Co. Ltd., Class A	5		33
Shandong Sinocera Functional Material Co. Ltd., Class A	6		46
Shandong Sun Paper Industry JSC Ltd., Class A	7		14
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	108		252
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	4		51
Shanghai Baosight Software Co. Ltd., Class A	1		7
Shanghai Electric Group Co. Ltd., Class A (a)	63		41

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	59

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
China — continued
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6		61
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	22		178
Shanghai International Airport Co. Ltd., Class A	4		31
Shanghai International Port Group Co. Ltd., Class A	151		111
Shanghai Jahwa United Co. Ltd., Class A	1		12
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5		45
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	56		52
Shanghai M&G Stationery, Inc., Class A	3		44
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33		71
Shanghai Pudong Development Bank Co. Ltd., Class A	76		118
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1		12
Shanghai RAAS Blood Products Co. Ltd., Class A	32		37
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	5		8
Shanxi Meijin Energy Co. Ltd., Class A (a)	7		8
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12		13
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	3		180
Shenergy Co. Ltd., Class A	42		39
Shengyi Technology Co. Ltd., Class A	9		32
Shennan Circuits Co. Ltd., Class A	—	(h)	7
Shenwan Hongyuan Group Co. Ltd., Class A	90		65
Shenzhen Capchem Technology Co. Ltd., Class A	—	(h)	6
Shenzhen Energy Group Co. Ltd., Class A	4		6
Shenzhen Goodix Technology Co. Ltd., Class A	1		29
Shenzhen Inovance Technology Co. Ltd., Class A	8		88
Shenzhen Kangtai Biological Products Co. Ltd., Class A	3		62
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4		259
Shenzhen Overseas Chinese Town Co. Ltd., Class A	6		7
Shenzhen SC New Energy Technology Corp., Class A	—	(h)	5
Shenzhen Sunway Communication Co. Ltd., Class A	1		6
Shenzhou International Group Holdings Ltd.	40		1,010

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (a)	1	3
Shimao Services Holdings Ltd. (e)	31	107
Sichuan Chuantou Energy Co. Ltd., Class A	22	42
Sichuan Swellfun Co. Ltd., Class A	1	12
Silergy Corp.	4	543
Sinolink Securities Co. Ltd., Class A	3	5
Sinoma Science & Technology Co. Ltd., Class A	2	9
Sinopharm Group Co. Ltd., Class H	65	192
Sinotrans Ltd., Class A	62	48
Sinotruk Hong Kong Ltd.	31	66
Skshu Paint Co. Ltd., Class A	2	46
Smoore International Holdings Ltd. (e)	57	316
Songcheng Performance Development Co. Ltd., Class A	11	29
SooChow Securities Co. Ltd., Class A (a)	4	6
Spring Airlines Co. Ltd., Class A	2	16
Sunac China Holdings Ltd. (a)	142	487
Sunac Services Holdings Ltd. (e)	34	126
Sungrow Power Supply Co. Ltd., Class A	4	78
Suning.com Co. Ltd., Class A (bb) (cc)	34	30
Sunny Optical Technology Group Co. Ltd.	33	1,045
Sunwoda Electronic Co. Ltd., Class A	2	8
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2	5
TAL Education Group, ADR (a)	20	493
TBEA Co. Ltd., Class A	5	10
TCL Technology Group Corp., Class A	49	58
Tencent Holdings Ltd.	273	20,532
Tencent Music Entertainment Group, ADR (a)	32	493
Thunder Software Technology Co. Ltd., Class A	1	17
Tianfeng Securities Co. Ltd., Class A (a)	7	5
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	13	76
Tianma Microelectronics Co. Ltd., Class A (a)	3	7
Tianshui Huatian Technology Co. Ltd., Class A	3	8
Tingyi Cayman Islands Holding Corp.	88	176
Tongcheng-Elong Holdings Ltd. (a)	38	94
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	20	37
Tongkun Group Co. Ltd., Class A	9	33
Tongling Nonferrous Metals Group Co. Ltd., Class A	17	7
Tongwei Co. Ltd., Class A	13	87
Topchoice Medical Corp., Class A (a)	1	63
Topsec Technologies Group, Inc., Class A (a)	2	7
Topsports International Holdings Ltd. (e)	79	129

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
TravelSky Technology Ltd., Class H	40	86
Trip.com Group Ltd., ADR (a)	24	851
Tsingtao Brewery Co. Ltd., Class A (a)	3	48
Tsingtao Brewery Co. Ltd., Class H (a)	26	280
Unigroup Guoxin Microelectronics Co. Ltd., Class A	2	48
Uni-President China Holdings Ltd.	70	77
Unisplendour Corp. Ltd., Class A	13	43
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2	6
Up Fintech Holding Ltd., ADR (a)	4	118
Venus MedTech Hangzhou, Inc., Class H (a) (e)	12	96
Vipshop Holdings Ltd., ADR (a)	22	434
Walvax Biotechnology Co. Ltd., Class A	4	34
Wangfujing Group Co. Ltd., Class A	6	28
Wanhua Chemical Group Co. Ltd., Class A	9	157
Want Want China Holdings Ltd.	230	163
Weibo Corp., ADR (a)	3	177
Weichai Power Co. Ltd., Class A	12	33
Weichai Power Co. Ltd., Class H	89	198
Weihai Guangwei Composites Co. Ltd., Class A	4	46
Weimob, Inc. (a) (e)	88	194
Wens Foodstuffs Group Co. Ltd., Class A	21	47
Western Securities Co. Ltd., Class A	32	41
Will Semiconductor Co. Ltd. Shanghai, Class A	3	124
Wingtech Technology Co. Ltd., Class A	4	58
Wuhan Guide Infrared Co. Ltd., Class A	10	41
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8	30
Wuliangye Yibin Co. Ltd., Class A (a)	12	529
WuXi AppTec Co. Ltd., Class A	7	168
WuXi AppTec Co. Ltd., Class H (e)	16	381
Wuxi Biologics Cayman, Inc. (a) (e)	161	2,948
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5	49
Xiamen Tungsten Co. Ltd., Class A	14	45
Xiaomi Corp., Class B (a) (e)	674	2,344
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3	6
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	38	60
Xinyi Solar Holdings Ltd.	232	499
XPeng, Inc., ADR (a)	16	690
Yadea Group Holdings Ltd. (e)	66	142
Yantai Eddie Precision Machinery Co. Ltd., Class A	1	7
Yanzhou Coal Mining Co. Ltd., Class H	72	97
Yealink Network Technology Corp. Ltd., Class A	4	54
Yifeng Pharmacy Chain Co. Ltd., Class A	1	5

SECURITY DESCRIPTION	SHARES	VALUE($)

China — continued
Yihai International Holding Ltd. (a)	21	141
Yihai Kerry Arawana Holdings Co. Ltd., Class A	3	34
Yonghui Superstores Co. Ltd., Class A (a)	7	5
Yonyou Network Technology Co. Ltd., Class A	11	57
Youngor Group Co. Ltd., Class A	7	7
YTO Express Group Co. Ltd., Class A	4	6
Yum China Holdings, Inc.	20	1,346
Yunda Holding Co. Ltd., Class A (a)	3	6
Yunnan Baiyao Group Co. Ltd., Class A	4	73
Yunnan Energy New Material Co. Ltd., Class A	3	112
Zai Lab Ltd., ADR (a)	3	610
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2	132
Zhaojin Mining Industry Co. Ltd., Class H	74	70
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	37	37
Zhejiang Chint Electrics Co. Ltd., Class A (a)	13	67
Zhejiang Dahua Technology Co. Ltd., Class A	14	46
Zhejiang Dingli Machinery Co. Ltd., Class A (a)	2	22
Zhejiang Expressway Co. Ltd., Class H	90	80
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1	4
Zhejiang Huayou Cobalt Co. Ltd., Class A	4	65
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (a)	1	11
Zhejiang Juhua Co. Ltd., Class A	26	36
Zhejiang Longsheng Group Co. Ltd., Class A	3	7
Zhejiang NHU Co. Ltd., Class A	11	49
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	12	45
Zhejiang Semir Garment Co. Ltd., Class A	26	47
Zhejiang Weixing New Building Materials Co. Ltd., Class A	10	30
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1	6
Zhenro Properties Group Ltd.	68	38
Zheshang Securities Co. Ltd., Class A (a)	17	35
ZhongAn Online P&C Insurance Co. Ltd., Class H (a) (e)	28	159
Zhongjin Gold Corp. Ltd., Class A	25	34
Zhongsheng Group Holdings Ltd.	26	216
Zhuzhou CRRC Times Electric Co. Ltd., Class H (a)	23	136
Zijin Mining Group Co. Ltd., Class A	70	104
Zijin Mining Group Co. Ltd., Class H	248	333
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	26	37

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	61

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	52	55
ZTE Corp., Class A	9	46
ZTE Corp., Class H	29	92
ZTO Express Cayman, Inc., ADR	21	649

		144,461

Colombia — 0.0% (g)
Bancolombia SA	10	70
Ecopetrol SA	217	157
Grupo de Inversiones Suramericana SA	8	42
Interconexion Electrica SA ESP	19	110

		379

Cyprus — 0.0% (g)
Polymetal International plc	16	354
TCS Group Holding plc (Registered), GDR	6	496

		850

Czech Republic — 0.0% (g)
CEZ AS	8	229
Komercni banka as (a)	4	147
Moneta Money Bank AS (a) (e)	21	81

		457

Denmark — 3.9%
Ambu A/S, Class B	14	527
AP Moller — Maersk A/S, Class A	2	6,692
AP Moller — Maersk A/S, Class B	5	13,341
Carlsberg A/S, Class B	53	9,959
Chr Hansen Holding A/S	9	770
Coloplast A/S, Class B	9	1,556
Danske Bank A/S	772	13,594
Demant A/S (a)	9	504
DSV PANALPINA A/S	157	36,550
Genmab A/S (a)	5	2,142
GN Store Nord AS	10	893
Novo Nordisk A/S, Class B	2,909	243,521
Novozymes A/S, Class B	17	1,253
Orsted AS (e)	478	67,146
Pandora A/S	8	1,076
ROCKWOOL International A/S, Class B	6	3,153
Tryg A/S	399	9,811
Vestas Wind Systems A/S	764	29,846

		442,334

Egypt — 0.0% (g)
Commercial International Bank Egypt SAE, GDR (a)	64	215
Eastern Co. SAE	52	39

		254

Finland — 1.4%
Elisa OYJ	11	685
Fortum OYJ	1,125	31,032

SECURITY DESCRIPTION	SHARES	VALUE($)

Finland — continued
Kesko Oyj, Class B	22	813
Kone OYJ, Class B	257	20,983
Neste OYJ	34	2,070
Nokia OYJ (a)	4,462	23,907
Nordea Bank Abp	3,608	40,176
Orion OYJ, Class B	180	7,724
Sampo OYJ, Class A	555	25,538
Stora Enso OYJ, Class R	46	847
UPM-Kymmene OYJ	43	1,612
Wartsila OYJ Abp	359	5,335

		160,722

France — 9.6%
Accor SA (a)	14	514
Aeroports de Paris (a)	22	2,930
Air Liquide SA	38	6,626
Airbus SE (a)	445	57,320
Alstom SA (a)	211	10,640
Amundi SA (e)	68	6,030
Arkema SA	5	621
Atos SE	82	4,987
AXA SA	2,154	54,705
BioMerieux	3	367
BNP Paribas SA	1,253	78,608
Bollore SA	69	370
Bouygues SA	173	6,391
Bureau Veritas SA (a)	222	7,031
Capgemini SE	133	25,520
Carrefour SA	49	963
Cie de Saint-Gobain	383	25,262
Cie Generale des Etablissements Michelin SCA	14	2,157
CNP Assurances	192	3,269
Covivio	4	345
Credit Agricole SA	1,300	18,225
Danone SA	338	23,774
Dassault Aviation SA	2	2,249
Dassault Systemes SE	109	26,538
Edenred	204	11,635
Eiffage SA	63	6,413
Electricite de France SA	1,187	16,219
Engie SA	4,658	63,876
EssilorLuxottica SA	23	4,205
Eurazeo SE	44	3,833
Faurecia SE	9	465
Gecina SA	4	558
Getlink SE	331	5,174
Hermes International	3	3,686
Iliad SA	1	165
Ipsen SA	64	6,626
Kering SA	6	5,242
Klepierre SA	17	436
La Francaise des Jeux SAEM (e)	8	462
Legrand SA	202	21,429

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
France — continued
L’Oreal SA	20	8,975
LVMH Moet Hennessy Louis Vuitton SE	22	17,420
Natixis SA	1,051	4,992
Orange SA	159	1,816
Orpea SA (a)	4	508
Pernod Ricard SA	109	24,122
Publicis Groupe SA	18	1,138
Remy Cointreau SA	12	2,407
Renault SA (a)	337	13,680
Safran SA	259	35,880
Sanofi	1,914	201,120
Sartorius Stedim Biotech	2	1,045
Schneider Electric SE	407	64,238
SCOR SE (a)	175	5,568
SEB SA	2	419
Societe Generale SA	903	26,705
Sodexo SA (a)	7	667
Suez SA	880	20,926
Teleperformance	44	18,040
Thales SA	81	8,278
TotalEnergies SE	199	9,028
Ubisoft Entertainment SA (a)	8	525
Unibail-Rodamco-Westfield (a)	10	862
Valeo SA	18	554
Veolia Environnement SA	1,372	41,486
Vinci SA	403	43,046
Vivendi SE	57	1,907
Wendel SE	30	4,013
Worldline SA (a) (e)	197	18,425

		1,093,656

Germany — 10.1%
adidas AG	15	5,667
Allianz SE (Registered)	459	114,573
BASF SE	73	5,784
Bayer AG (Registered)	1,660	100,906
Bayerische Motoren Werke AG	581	61,613
Bechtle AG	23	4,196
Beiersdorf AG	8	971
Brenntag SE	117	10,862
Carl Zeiss Meditec AG	3	630
Commerzbank AG (a)	1,114	7,912
Continental AG	9	1,291
Covestro AG (e)	15	996
Daimler AG (Registered)	1,502	134,242
Delivery Hero SE (a) (e)	13	1,655
Deutsche Bank AG (Registered) (a)	2,301	30,005
Deutsche Boerse AG	212	36,929
Deutsche Lufthansa AG (Registered) (a)	227	2,552
Deutsche Post AG (Registered)	750	51,064
Deutsche Telekom AG (Registered)	266	5,623
Deutsche Wohnen SE	27	1,669
E.ON SE	5,722	66,207
Evonik Industries AG	17	562

SECURITY DESCRIPTION	SHARES	VALUE($)

Germany — continued
Fresenius Medical Care AG & Co. KGaA	16	1,359
Fresenius SE & Co. KGaA	33	1,741
GEA Group AG	116	4,706
Hannover Rueck SE	67	11,254
HeidelbergCement AG	12	1,019
HelloFresh SE (a)	13	1,281
Henkel AG & Co. KGaA	9	823
Infineon Technologies AG	1,081	43,472
KION Group AG	55	5,830
Knorr-Bremse AG	55	6,355
LANXESS AG	6	438
LEG Immobilien SE	6	835
Merck KGaA	218	41,896
MTU Aero Engines AG	40	10,002
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	156	42,755
Nemetschek SE	48	3,697
Puma SE	8	1,005
Rational AG	4	3,526
RWE AG	1,632	59,172
SAP SE	864	121,384
Scout24 AG (a) (e)	7	611
Siemens AG (Registered)	579	91,877
Siemens Energy AG (a)	302	9,097
Siemens Healthineers AG (e)	21	1,314
Symrise AG, Class A	10	1,430
TeamViewer AG (a) (e)	133	4,999
Telefonica Deutschland Holding AG	79	209
Uniper SE	246	9,050
United Internet AG (Registered)	8	338
Volkswagen AG	57	18,710
Vonovia SE	43	2,771
Zalando SE (a) (e)	74	8,945

		1,157,810

Greece — 0.0% (g)
Eurobank Ergasias Services and Holdings SA (a)	133	135
Hellenic Telecommunications Organization SA	12	201
JUMBO SA	5	84
OPAP SA	11	159

		579

Hong Kong — 0.1%
Alibaba Health Information Technology Ltd. (a)	192	425
Alibaba Pictures Group Ltd. (a)	590	82
Beijing Enterprises Holdings Ltd.	21	75
Beijing Enterprises Water Group Ltd. (a)	216	82
Bosideng International Holdings Ltd.	226	161
Brilliance China Automotive Holdings Ltd. (bb) (cc)	122	76

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	63

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
China Education Group Holdings Ltd.	39	87
China Everbright Environment Group Ltd.	157	89
China Everbright Ltd.	38	45
China Gas Holdings Ltd.	146	445
China Jinmao Holdings Group Ltd.	226	76
China Mengniu Dairy Co. Ltd. (a)	151	912
China Merchants Port Holdings Co. Ltd.	66	96
China Overseas Land & Investment Ltd.	178	403
China Overseas Property Holdings Ltd.	60	64
China Power International Development Ltd.	182	40
China Resources Beer Holdings Co. Ltd.	70	628
China Resources Cement Holdings Ltd.	106	101
China Resources Gas Group Ltd.	46	276
China Resources Land Ltd.	144	582
China Resources Power Holdings Co. Ltd.	80	109
China State Construction International Holdings Ltd.	88	60
China Taiping Insurance Holdings Co. Ltd.	71	117
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	126	86
China Youzan Ltd. (a)	608	116
COSCO SHIPPING Ports Ltd.	92	72
Far East Horizon Ltd.	95	99
Geely Automobile Holdings Ltd.	281	883
Guangdong Investment Ltd.	146	210
Hopson Development Holdings Ltd.	28	128
Hutchmed China Ltd., ADR (a)	3	127
Kingboard Holdings Ltd.	39	216
Kingboard Laminates Holdings Ltd.	54	120
Kunlun Energy Co. Ltd.	202	186
Lee & Man Paper Manufacturing Ltd.	65	49
Nine Dragons Paper Holdings Ltd.	77	99
Perennial Energy Holdings Ltd.	40	9
Shenzhen International Holdings Ltd.	80	110
Shenzhen Investment Ltd.	150	46
Shimao Group Holdings Ltd.	52	127
Sino Biopharmaceutical Ltd.	484	474
SSY Group Ltd.	60	54
Sun Art Retail Group Ltd. (a)	105	78
Vinda International Holdings Ltd.	18	55
Wharf Holdings Ltd. (The)	71	271
Yuexiu Property Co. Ltd.	75	79

		8,725

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc (a)	15	123
OTP Bank Nyrt (a)	10	545
Richter Gedeon Nyrt	7	174

		842

SECURITY DESCRIPTION	SHARES	VALUE($)

India — 0.4%
ACC Ltd.	4	95
Adani Enterprises Ltd. (a)	7	144
Adani Green Energy Ltd. (a)	19	288
Adani Ports & Special Economic Zone Ltd.	22	209
Adani Total Gas Ltd.	5	68
Adani Transmission Ltd. (a)	11	158
Ambuja Cements Ltd.	31	142
Apollo Hospitals Enterprise Ltd.	5	221
Asian Paints Ltd.	18	707
Aurobindo Pharma Ltd.	12	161
Avenue Supermarts Ltd. (a) (e)	8	351
Axis Bank Ltd. (a)	106	1,074
Bajaj Auto Ltd. (a)	3	162
Bajaj Finance Ltd. (a)	13	1,033
Bajaj Finserv Ltd. (a)	2	279
Balkrishna Industries Ltd.	4	112
Bandhan Bank Ltd. (a) (e)	33	145
Berger Paints India Ltd.	13	144
Bharat Electronics Ltd.	53	128
Bharat Forge Ltd. (a)	10	103
Bharat Petroleum Corp. Ltd.	39	247
Bharti Airtel Ltd.	116	821
Biocon Ltd. (a)	20	111
Britannia Industries Ltd.	5	237
Cholamandalam Investment and Finance Co. Ltd.	19	130
Cipla Ltd. (a)	23	298
Coal India Ltd.	62	123
Colgate-Palmolive India Ltd.	7	157
Container Corp. Of India Ltd.	12	116
Dabur India Ltd.	29	224
Divi’s Laboratories Ltd. (a)	6	382
DLF Ltd.	27	101
Dr Reddy’s Laboratories Ltd.	6	409
Eicher Motors Ltd. (a)	6	206
GAIL India Ltd.	68	138
Godrej Consumer Products Ltd. (a)	18	208
Grasim Industries Ltd.	14	281
Havells India Ltd.	10	130
HCL Technologies Ltd.	49	656
HDFC Asset Management Co. Ltd. (e)	2	89
HDFC Life Insurance Co. Ltd. (e)	39	357
Hero MotoCorp. Ltd.	5	201
Hindalco Industries Ltd.	75	375
Hindustan Petroleum Corp. Ltd.	26	103
Hindustan Unilever Ltd.	39	1,302
Housing Development Finance Corp. Ltd.	81	2,709
ICICI Bank Ltd. (a)	241	2,048
ICICI Lombard General Insurance Co. Ltd. (e)	11	228
ICICI Prudential Life Insurance Co. Ltd. (e)	21	176
Indian Oil Corp. Ltd.	68	99

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
India — continued
Indraprastha Gas Ltd.	14		104
Indus Towers Ltd.	39		126
Info Edge India Ltd.	4		260
Infosys Ltd.	161		3,397
InterGlobe Aviation Ltd. (a) (e)	4		101
Ipca Laboratories Ltd.	3		85
ITC Ltd.	139		379
JSW Steel Ltd.	40		370
Jubilant Foodworks Ltd. (a)	4		148
Kotak Mahindra Bank Ltd. (a)	26		598
Larsen & Toubro Infotech Ltd. (e)	3		161
Larsen & Toubro Ltd.	33		668
Lupin Ltd.	10		153
Mahindra & Mahindra Ltd.	41		433
Marico Ltd.	24		173
Maruti Suzuki India Ltd.	6		626
Motherson Sumi Systems Ltd. (a)	62		203
MRF Ltd.	—	(h)	93
Muthoot Finance Ltd.	5		107
Nestle India Ltd.	2		389
NTPC Ltd.	229		359
Oil & Natural Gas Corp. Ltd.	141		224
Page Industries Ltd.	—	(h)	105
Petronet LNG Ltd.	39		118
PI Industries Ltd.	4		144
Pidilite Industries Ltd. (a)	8		225
Piramal Enterprises Ltd.	4		130
Power Grid Corp. of India Ltd.	111		349
REC Ltd.	38		75
Reliance Industries Ltd.	135		3,845
SBI Cards & Payment Services Ltd. (a)	9		114
SBI Life Insurance Co. Ltd. (e)	23		310
Shree Cement Ltd. (a)	1		209
Shriram Transport Finance Co. Ltd.	10		182
Siemens Ltd.	3		86
State Bank of India	86		484
Sun Pharmaceutical Industries Ltd.	40		360
Tata Consultancy Services Ltd.	43		1,943
Tata Consumer Products Ltd.	30		308
Tata Motors Ltd. (a)	79		364
Tata Steel Ltd.	31		482
Tech Mahindra Ltd.	30		440
Titan Co. Ltd.	18		412
Torrent Pharmaceuticals Ltd.	2		84
Trent Ltd.	8		90
UltraTech Cement Ltd.	5		467
United Spirits Ltd. (a)	13		115
UPL Ltd.	22		232
Vedanta Ltd.	56		197
Wipro Ltd.	67		490
Yes Bank Ltd. (a)	631		116

			40,019

SECURITY DESCRIPTION	SHARES	VALUE($)

Indonesia — 0.0% (g)
Adaro Energy Tbk. PT	550	46
Aneka Tambang Tbk	333	53
Astra International Tbk. PT	958	327
Bank Central Asia Tbk. PT	522	1,085
Bank Mandiri Persero Tbk. PT	823	335
Bank Negara Indonesia Persero Tbk. PT	424	136
Bank Rakyat Indonesia Persero Tbk. PT	2,693	732
Barito Pacific Tbk. PT	1,143	68
Charoen Pokphand Indonesia Tbk. PT	314	135
Gudang Garam Tbk. PT (a)	37	112
Indah Kiat Pulp & Paper Tbk. PT	115	59
Indocement Tunggal Prakarsa Tbk. PT	58	41
Indofood CBP Sukses Makmur Tbk. PT	153	86
Indofood Sukses Makmur Tbk. PT	192	82
Kalbe Farma Tbk. PT	704	68
Merdeka Copper Gold Tbk. PT (a)	493	100
Sarana Menara Nusantara Tbk. PT	1,326	114
Semen Indonesia Persero Tbk. PT	129	84
Telkom Indonesia Persero Tbk. PT	2,296	499
Tower Bersama Infrastructure Tbk. PT	370	82
Unilever Indonesia Tbk. PT	326	111
United Tractors Tbk. PT	67	93

		4,448

Ireland — 0.7%
CRH plc	63	3,167
DCC plc	104	8,537
Experian plc	971	37,484
Flutter Entertainment plc (a)	14	2,617
Kerry Group plc, Class A	82	11,519
Kingspan Group plc	117	11,021
Smurfit Kappa Group plc	20	1,065

		75,410

Isle of Man — 0.1%
Entain plc (a)	224	5,405

Italy — 4.1%
Amplifon SpA	10	505
Assicurazioni Generali SpA	1,228	24,664
Atlantia SpA (a)	377	6,846
Davide Campari-Milano NV	271	3,636
DiaSorin SpA	2	361
Enel SpA	20,637	191,773
Eni SpA	201	2,455
Ferrari NV	221	45,677
FinecoBank Banca Fineco SpA (a)	661	11,534
Infrastrutture Wireless Italiane SpA (e)	28	318
Intesa Sanpaolo SpA	18,391	50,876
Mediobanca Banca di Credito Finanziario SpA (a)	698	8,168
Moncler SpA	15	1,048
Nexi SpA (a) (e)	364	7,996
Poste Italiane SpA (e)	588	7,780

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	65

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Prysmian SpA	193	6,917
Recordati Industria Chimica e Farmaceutica SpA	176	10,041
Snam SpA	5,407	31,275
Telecom Italia SpA	1,317	672
Terna SPA	3,662	27,312
UniCredit SpA	2,367	27,981

		467,835

Jordan — 0.1%
Hikma Pharmaceuticals plc	346	11,695

Kuwait — 0.0% (g)
Agility Public Warehousing Co. KSC	72	218
Boubyan Bank KSCP (a)	18	45
Kuwait Finance House KSCP	170	428
Mabanee Co. KPSC	45	108
Mobile Telecommunications Co. KSCP	123	241
National Bank of Kuwait SAKP	279	786

		1,826

Luxembourg — 0.0% (g)
ArcelorMittal SA	57	1,760
Aroundtown SA	80	624
Eurofins Scientific SE (a)	11	1,218
Reinet Investments SCA	9	174
Tenaris SA	39	429

		4,205

Malaysia — 0.0% (g)
AMMB Holdings Bhd.	88	63
Axiata Group Bhd.	115	103
CIMB Group Holdings Bhd.	294	326
Dialog Group Bhd.	189	132
DiGi.Com Bhd.	167	166
Fraser & Neave Holdings Bhd.	7	43
Genting Bhd.	89	106
Genting Malaysia Bhd.	124	83
HAP Seng Consolidated Bhd.	24	45
Hartalega Holdings Bhd.	75	133
Hong Leong Bank Bhd.	34	152
Hong Leong Financial Group Bhd.	14	59
IHH Healthcare Bhd.	88	116
IOI Corp. Bhd.	144	131
Kossan Rubber Industries	57	44
Kuala Lumpur Kepong Bhd.	21	101
Malayan Banking Bhd.	188	366
Malaysia Airports Holdings Bhd. (a)	47	67
Maxis Bhd.	98	104
MISC Bhd.	58	94
Nestle Malaysia Bhd.	4	112
Petronas Chemicals Group Bhd.	115	224
Petronas Dagangan Bhd.	16	74
Petronas Gas Bhd.	32	120

SECURITY DESCRIPTION	SHARES	VALUE($)

Malaysia — continued
PPB Group Bhd.	33	147
Press Metal Aluminium Holdings Bhd.	155	178
Public Bank Bhd.	697	690
QL Resources Bhd.	59	80
RHB Bank Bhd.	84	109
Sime Darby Bhd.	103	54
Sime Darby Plantation Bhd.	87	84
Supermax Corp. Bhd.	65	51
Telekom Malaysia Bhd.	50	73
Tenaga Nasional Bhd.	109	258
Top Glove Corp. Bhd.	252	253
Westports Holdings Bhd.	37	37

		4,978

Mexico — 0.1%
America Movil SAB de CV, Class C	1,643	1,236
Arca Continental SAB de CV	26	151
Becle SAB de CV (a)	44	117
Cemex SAB de CV (a)	724	610
Coca-Cola Femsa SAB de CV	24	128
Fibra Uno Administracion SA de CV	142	153
Fomento Economico Mexicano SAB de CV	89	750
Gruma SAB de CV, Class B	11	122
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	17	186
Grupo Aeroportuario del Sureste SAB de CV, Class B	9	174
Grupo Bimbo SAB de CV, Class A	90	198
Grupo Carso SAB de CV	18	55
Grupo Financiero Banorte SAB de CV, Class O	121	777
Grupo Financiero Inbursa SAB de CV, Class O (a)	109	108
Grupo Mexico SAB de CV, Class B	145	682
Grupo Televisa SAB	121	346
Industrias Penoles SAB de CV (a)	6	82
Kimberly-Clark de Mexico SAB de CV, Class A	73	129
Megacable Holdings SAB de CV	18	63
Orbia Advance Corp. SAB de CV	48	126
Promotora y Operadora de Infraestructura SAB de CV	12	94
Telesites SAB de CV (a)	71	66
Wal-Mart de Mexico SAB de CV	250	815

		7,168

Netherlands — 5.1%
ABN AMRO Bank NV, GDR, CVA (a) (e)	476	5,764
Adyen NV (a) (e)	16	40,037
Aegon NV	1,989	8,273
Akzo Nobel NV	15	1,882
Argenx SE (a)	4	1,103
ASM International NV	39	12,913

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
ASML Holding NV	347	239,659
EXOR NV	121	9,732
Heineken Holding NV	60	6,047
Heineken NV	134	16,301
ING Groep NV	4,344	57,658
JDE Peet’s NV (a)	39	1,432
Just Eat Takeaway.com NV (a) (e)	14	1,323
Koninklijke Ahold Delhaize NV	83	2,484
Koninklijke DSM NV	14	2,570
Koninklijke KPN NV	268	839
Koninklijke Philips NV	73	3,607
Koninklijke Vopak NV	6	252
NN Group NV	312	14,730
Prosus NV (a)	39	3,809
QIAGEN NV (a)	18	890
Randstad NV	90	6,906
Royal Dutch Shell plc, Class A	1,566	31,387
Royal Dutch Shell plc, Class B	1,415	27,465
Stellantis NV	3,560	70,030
Wolters Kluwer NV	202	20,339

		587,432

Norway — 0.4%
Adevinta ASA, Class B (a)	23	437
DNB ASA	1,036	22,575
Equinor ASA	78	1,650
Gjensidige Forsikring ASA	222	4,900
Mowi ASA	228	5,797
Norsk Hydro ASA	108	689
Orkla ASA	387	3,949
Schibsted ASA, Class A	6	281
Schibsted ASA, Class B	9	374
Telenor ASA	56	941
Yara International ASA	14	733

		42,326

Pakistan — 0.0% (g)
Habib Bank Ltd.	1	1
Lucky Cement Ltd. (a)	8	44
MCB Bank Ltd.	69	70

		115

Peru — 0.0% (g)
Cia de Minas Buenaventura SAA, ADR (a)	10	94
Credicorp Ltd. (a)	3	409
Southern Copper Corp.	5	307

		810

Philippines — 0.0% (g)
Aboitiz Equity Ventures, Inc.	81	70
Ayala Corp.	12	204
Ayala Land, Inc.	361	266
Bank of the Philippine Islands	88	160
BDO Unibank, Inc.	93	215
Globe Telecom, Inc.	2	60

SECURITY DESCRIPTION	SHARES		VALUE($)

Philippines — continued
GT Capital Holdings, Inc.	4		50
International Container Terminal Services, Inc.	57		190
JG Summit Holdings, Inc.	159		203
Jollibee Foods Corp.	20		86
Manila Electric Co.	10		57
Metro Pacific Investments Corp.	676		54
Metropolitan Bank & Trust Co.	93		92
PLDT, Inc.	4		100
SM Investments Corp.	12		249
SM Prime Holdings, Inc.	482		361
Universal Robina Corp.	38		113

			2,530

Poland — 0.1%
Allegro.eu SA (a) (e)	18		309
Bank Polska Kasa Opieki SA (a)	9		208
CD Projekt SA	4		188
Cyfrowy Polsat SA	17		130
Dino Polska SA (a) (e)	2		163
InPost SA (a)	151		3,025
KGHM Polska Miedz SA	6		308
LPP SA (a)	—	(h)	203
Orange Polska SA (a)	36		64
PGE Polska Grupa Energetyczna SA (a)	38		94
Polski Koncern Naftowy ORLEN SA	14		287
Polskie Gornictwo Naftowe i Gazownictwo SA	93		162
Powszechna Kasa Oszczednosci Bank Polski SA (a)	44		441
Powszechny Zaklad Ubezpieczen SA (a)	28		267
Santander Bank Polska SA (a)	2		120

			5,969

Portugal — 0.3%
EDP — Energias de Portugal SA	7,169		37,998
Galp Energia SGPS SA	40		433
Jeronimo Martins SGPS SA	21		377

			38,808

Qatar — 0.0% (g)
Barwa Real Estate Co.	143		118
Commercial Bank PSQC (The)	111		160
Industries Qatar QSC	80		292
Masraf Al Rayan QSC	174		213
Mesaieed Petrochemical Holding Co.	263		136
Ooredoo QPSC	51		102
Qatar Electricity & Water Co. QSC	27		123
Qatar Fuel QSC	23		112
Qatar Gas Transport Co. Ltd.	144		119
Qatar International Islamic Bank QSC	35		90
Qatar Islamic Bank SAQ	61		290
Qatar National Bank QPSC	210		1,035

			2,790

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	67

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Romania — 0.0% (g)
NEPI Rockcastle plc	27	190

Russia — 0.1%
Alrosa PJSC	111	204
Gazprom PJSC	560	2,146
Inter RAO UES PJSC	2,111	135
LUKOIL PJSC	20	1,844
Magnit PJSC (Registered), ADR, GDR	16	225
Mail.Ru Group Ltd.(Registered), GDR (a)	6	134
MMC Norilsk Nickel PJSC	3	1,005
Mobile TeleSystems PJSC, ADR	25	229
Moscow Exchange MICEX-RTS PJSC	75	175
Novatek PJSC (Registered), ADR	4	904
Novolipetsk Steel PJSC	75	237
Ozon Holdings plc, ADR (a)	3	150
PhosAgro PJSC (Registered), GDR	6	121
Polyus PJSC	2	322
Rosneft Oil Co. PJSC	60	467
Sberbank of Russia PJSC	518	2,165
Severstal PAO	11	241
Surgutneftegas PJSC	389	195
Tatneft PJSC	66	477
VTB Bank PJSC	222,468	147
X5 Retail Group NV (Registered), GDR	6	226
Yandex NV, Class A (a)	15	1,041

		12,790

Saudi Arabia — 0.1%
Abdullah Al Othaim Markets Co.	2	81
Advanced Petrochemical Co.	5	91
Al Rajhi Bank	57	1,695
Alinma Bank	62	350
Almarai Co. JSC	13	226
Arab National Bank	30	179
Bank AlBilad (a)	20	195
Bank Al-Jazira (a)	20	100
Banque Saudi Fransi	28	287
Bupa Arabia for Cooperative Insurance Co.	3	94
Co. for Cooperative Insurance (The)	3	67
Dar Al Arkan Real Estate Development Co. (a)	23	64
Dr Sulaiman Al Habib Medical Services Group Co.	3	127
Emaar Economic City (a)	17	58
Etihad Etisalat Co.	17	151
Jarir Marketing Co.	2	132
Mobile Telecommunications Co. Saudi Arabia (a)	19	74
Mouwasat Medical Services Co.	2	105
Saudi National Bank (The)	107	1,636
National Industrialization Co. (a)	19	97
National Petrochemical Co.	7	84
Rabigh Refining & Petrochemical Co. (a)	12	73

SECURITY DESCRIPTION	SHARES	VALUE($)

Saudi Arabia — continued
Riyad Bank	64	451
SABIC Agri-Nutrients Co.	10	326
Sahara International Petrochemical Co.	16	129
Saudi Arabian Mining Co. (a)	21	360
Saudi Arabian Oil Co. (e)	106	995
Saudi Basic Industries Corp.	44	1,428
Saudi British Bank (The) (a)	37	314
Saudi Cement Co.	4	65
Saudi Electricity Co.	36	231
Saudi Industrial Investment Group	10	95
Saudi Kayan Petrochemical Co. (a)	33	157
Saudi Telecom Co.	29	1,017
Savola Group (The)	12	139
Yanbu National Petrochemical Co.	12	236

		11,909

Singapore — 0.0% (g)
BOC Aviation Ltd. (e)	9	77

South Africa — 0.1%
Absa Group Ltd. (a)	32	306
African Rainbow Minerals Ltd.	5	91
Anglo American Platinum Ltd.	3	304
AngloGold Ashanti Ltd.	19	346
Aspen Pharmacare Holdings Ltd. (a)	20	224
Bid Corp. Ltd. (a)	15	321
Bidvest Group Ltd. (The)	15	197
Capitec Bank Holdings Ltd.	4	459
Clicks Group Ltd.	12	213
Discovery Ltd. (a)	22	192
Exxaro Resources Ltd.	10	116
FirstRand Ltd.	226	849
Gold Fields Ltd.	43	386
Growthpoint Properties Ltd.	208	217
Harmony Gold Mining Co. Ltd.	25	92
Impala Platinum Holdings Ltd.	37	611
Kumba Iron Ore Ltd.	2	111
Mr Price Group Ltd.	10	151
MTN Group (a)	80	574
MultiChoice Group	19	155
Naspers Ltd., Class N	20	4,308
Nedbank Group Ltd. (a)	16	193
Northam Platinum Ltd. (a)	18	268
Old Mutual Ltd.	218	206
Rand Merchant Investment Holdings Ltd.	33	73
Remgro Ltd.	22	175
Sanlam Ltd.	85	367
Sasol Ltd. (a)	27	409
Shoprite Holdings Ltd.	22	236
Sibanye Stillwater Ltd.	148	616
SPAR Group Ltd. (The)	7	94
Standard Bank Group Ltd.	62	552
Tiger Brands Ltd.	7	95
Vodacom Group Ltd.	31	281

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
South Africa — continued
Woolworths Holdings Ltd. (a)	49		185

			13,973

South Korea — 5.5%
Alteogen, Inc. (a)	1		96
Amorepacific Corp.	2		345
AMOREPACIFIC Group	1		70
BGF retail Co. Ltd.	—	(h)	48
Celltrion Healthcare Co. Ltd. (a)	4		411
Celltrion Pharm, Inc. (a)	1		97
Celltrion, Inc. (a)	5		1,092
Cheil Worldwide, Inc.	3		70
CJ CheilJedang Corp.	—	(h)	150
CJ Corp.	1		58
CJ ENM Co. Ltd.	—	(h)	68
CJ Logistics Corp. (a)	—	(h)	67
Coway Co. Ltd.	3		179
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1		46
DB Insurance Co. Ltd.	2		94
Doosan Bobcat, Inc. (a)	2		89
Doosan Heavy Industries & Construction Co. Ltd. (a)	11		234
Douzone Bizon Co. Ltd.	1		61
E-MART, Inc.	1		119
Fila Holdings Corp.	2		105
Green Cross Corp.	—	(h)	81
GS Engineering & Construction Corp.	2		89
GS Holdings Corp.	3		118
Hana Financial Group, Inc.	14		576
Hankook Tire & Technology Co. Ltd.	4		181
Hanmi Pharm Co. Ltd.	—	(h)	122
Hanon Systems	10		153
Hanwha Solutions Corp. (a)	7		265
HLB, Inc. (a)	4		114
HMM Co. Ltd. (a)	12		479
Hotel Shilla Co. Ltd.	1		111
HYBE Co. Ltd. (a)	—	(h)	118
Hyundai Engineering & Construction Co. Ltd.	4		195
Hyundai Glovis Co. Ltd.	1		158
Hyundai Heavy Industries Holdings Co. Ltd.	2		144
Hyundai Mobis Co. Ltd.	3		844
Hyundai Motor Co.	6		1,382
Hyundai Steel Co.	4		209
Industrial Bank of Korea	12		115
Kakao Corp.	15		2,142
Kangwon Land, Inc. (a)	4		103
KB Financial Group, Inc.	18		904
Kia Corp.	12		995
KMW Co. Ltd. (a)	1		54
Korea Aerospace Industries Ltd.	3		92
Korea Electric Power Corp.	11		236

SECURITY DESCRIPTION	SHARES		VALUE($)

South Korea — continued
Korea Investment Holdings Co. Ltd.	2		165
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2		224
Korea Zinc Co. Ltd.	—	(h)	137
Korean Air Lines Co. Ltd. (a)	7		199
KT&G Corp.	5		403
Kumho Petrochemical Co. Ltd.	1		179
LG Chem Ltd.	2		1,626
LG Corp.	4		374
LG Display Co. Ltd.	12		261
LG Electronics, Inc.	5		764
LG Household & Health Care Ltd.	—	(h)	679
LG Innotek Co. Ltd.	1		122
LG Uplus Corp.	12		161
Lotte Chemical Corp.	1		169
Lotte Shopping Co. Ltd.	—	(h)	40
Meritz Securities Co. Ltd.	10		44
Mirae Asset Securities Co. Ltd.	12		103
NAVER Corp.	6		2,165
NCSoft Corp.	1		551
Netmarble Corp. (e)	1		108
NH Investment & Securities Co. Ltd.	7		86
Orion Corp.	1		106
Pan Ocean Co. Ltd.	13		100
Pearl Abyss Corp. (a)	1		94
POSCO	3		1,072
POSCO Chemical Co. Ltd.	1		191
S-1 Corp.	1		59
Samsung Biologics Co. Ltd. (a) (e)	1		576
Samsung C&T Corp.	4		490
Samsung Electro-Mechanics Co. Ltd.	3		426
Samsung Electronics Co. Ltd.	7,266		520,169
Samsung Electronics Co. Ltd. (Registered), GDR	39		69,043
Samsung Engineering Co. Ltd. (a)	6		127
Samsung Fire & Marine Insurance Co. Ltd.	1		272
Samsung Heavy Industries Co. Ltd. (a)	20		119
Samsung Life Insurance Co. Ltd.	3		245
Samsung SDI Co. Ltd.	3		1,616
Samsung SDS Co. Ltd.	2		317
Samsung Securities Co. Ltd.	3		109
Seegene, Inc.	2		114
Shin Poong Pharmaceutical Co. Ltd.	1		94
Shinhan Financial Group Co. Ltd.	20		731
Shinsegae, Inc.	—	(h)	69
SK Biopharmaceuticals Co. Ltd. (a)	1		130
SK Chemicals Co. Ltd.	—	(h)	74
SK Holdings Co. Ltd.	1		374
SK Hynix, Inc.	26		2,901
SK Innovation Co. Ltd. (a)	2		624
SK Telecom Co. Ltd.	2		528
SKC Co. Ltd.	1		139
S-Oil Corp.	2		208

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	69

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Woori Financial Group, Inc.	23	233
Yuhan Corp.	2	117

		623,506

Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	176	4,725
Aena SME SA (a) (e)	57	9,326
Amadeus IT Group SA (a)	373	26,283
Banco Bilbao Vizcaya Argentaria SA	7,425	46,057
Banco Santander SA	19,309	73,860
CaixaBank SA	4,964	15,284
Cellnex Telecom SA (e)	41	2,592
EDP Renovaveis SA	720	16,688
Enagas SA	404	9,332
Endesa SA	869	21,084
Ferrovial SA	364	10,709
Grifols SA	24	645
Iberdrola SA	14,760	179,998
Industria de Diseno Textil SA	87	3,072
Naturgy Energy Group SA	783	20,144
Red Electrica Corp. SA	897	16,663
Repsol SA	120	1,508
Siemens Gamesa Renewable Energy SA	181	6,036
Telefonica SA (cc)	417	1,944

		465,950

Sweden — 3.5%
Alfa Laval AB	236	8,354
Assa Abloy AB, Class B	758	22,856
Atlas Copco AB, Class A	508	31,192
Atlas Copco AB, Class B	295	15,544
Boliden AB	21	800
Electrolux AB, Class B	17	468
Embracer Group AB, Class B (a)	19	515
Epiroc AB, Class A	498	11,332
Epiroc AB, Class B	298	5,856
EQT AB	265	9,644
Essity AB, Class B	46	1,539
Evolution AB (e)	14	2,143
Fastighets AB Balder, Class B (a)	8	504
H & M Hennes & Mauritz AB, Class B (a)	55	1,315
Hexagon AB, Class B	1,630	24,157
Husqvarna AB, Class B	32	425
ICA Gruppen AB	8	357
Industrivarden AB, Class A	118	4,609
Industrivarden AB, Class C	178	6,512
Investment AB Latour, Class B	111	3,653
Investor AB, Class B	2,029	46,765
Kinnevik AB, Class B (a)	269	10,752
L E Lundbergforetagen AB, Class B	84	5,402
Lundin Energy AB	14	508
Nibe Industrier AB, Class B	1,078	11,362
Sandvik AB	854	21,835

SECURITY DESCRIPTION	SHARES		VALUE($)

Sweden — continued
Securitas AB, Class B	235		3,709
Sinch AB (a) (e)	416		7,006
Skandinaviska Enskilda Banken AB, Class A	1,812		23,426
Skanska AB, Class B	258		6,837
SKF AB, Class B	289		7,358
Svenska Cellulosa AB SCA, Class B	45		741
Svenska Handelsbanken AB, Class A	1,619		18,276
Swedbank AB, Class A	1,008		18,774
Swedish Match AB	835		7,119
Tele2 AB, Class B	38		515
Telefonaktiebolaget LM Ericsson, Class B	2,416		30,373
Telia Co. AB	202		896
Volvo AB, Class A	151		3,759
Volvo AB, Class B	1,081		26,060

			403,248

Switzerland — 25.4%
ABB Ltd. (Registered)	1,312		44,575
Adecco Group AG (Registered)	118		8,020
Alcon, Inc.	40		2,796
Baloise Holding AG (Registered)	52		8,061
Banque Cantonale Vaudoise (Registered)	34		3,067
Barry Callebaut AG (Registered)	7		16,303
Chocoladefabriken Lindt & Spruengli AG	2		20,206
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	22,517
Cie Financiere Richemont SA (Registered), Class A	42		5,048
Clariant AG (Registered)	18		349
Coca-Cola HBC AG	164		5,950
Credit Suisse Group AG, Class A (Registered)	2,726		28,532
EMS-Chemie Holding AG (Registered)	1		569
Geberit AG (Registered)	28		21,046
Givaudan SA (Registered)	1		3,519
Glencore plc (a)	3,815		16,373
Julius Baer Group Ltd.	250		16,309
Kuehne + Nagel International AG (Registered)	41		13,971
Holcim Ltd. (a)	42		2,510
Logitech International SA (Registered)	143		17,398
Lonza Group AG (Registered)	6		4,211
Nestle SA (Registered)	5,674		707,187
Novartis AG (Registered)	7,556		689,319
Partners Group Holding AG	25		38,309
Roche Holding AG	2,500		945,272
Schindler Holding AG	31		9,412
Schindler Holding AG (Registered)	15		4,528
SGS SA (Registered)	5		14,125
Sika AG (Registered)	11		3,706
Sonova Holding AG (Registered)	4		1,655
STMicroelectronics NV	565		20,554

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Straumann Hoding AG (Registered)	1	1,316
Swatch Group AG (The)	2	793
Swatch Group AG (The) (Registered)	5	357
Swiss Life Holding AG (Registered)	36	17,358
Swiss Prime Site AG (Registered)	6	629
Swiss Re AG	336	30,337
Swisscom AG (Registered)	2	1,180
Temenos AG (Registered)	55	8,886
UBS Group AG (Registered)	4,082	62,530
Vifor Pharma AG	166	21,496
Zurich Insurance Group AG	168	67,296

		2,907,575

Taiwan — 0.5%
Accton Technology Corp.	25	296
Acer, Inc.	159	167
Advantech Co. Ltd.	16	198
ASE Technology Holding Co. Ltd.	160	642
Asia Cement Corp.	95	173
ASMedia Technology, Inc.	1	48
Asustek Computer, Inc. (a)	34	453
AU Optronics Corp.	379	306
Catcher Technology Co. Ltd.	29	189
Cathay Financial Holding Co. Ltd.	331	640
Chailease Holding Co. Ltd. (a)	51	370
Chang Hwa Commercial Bank Ltd.	285	165
Cheng Shin Rubber Industry Co. Ltd.	72	121
China Development Financial Holding Corp.	688	324
China Life Insurance Co. Ltd.	112	106
China Steel Corp.	554	787
Chunghwa Telecom Co. Ltd.	189	771
Compal Electronics, Inc.	213	171
CTBC Financial Holding Co. Ltd.	885	721
Delta Electronics, Inc.	89	967
E.Sun Financial Holding Co. Ltd.	571	539
Eclat Textile Co. Ltd.	9	212
Evergreen Marine Corp. Taiwan Ltd. (a)	124	876
Far Eastern New Century Corp.	126	145
Far EasTone Telecommunications Co. Ltd.	72	167
Feng TAY Enterprise Co. Ltd.	22	193
First Financial Holding Co. Ltd.	501	408
Formosa Chemicals & Fibre Corp.	164	498
Formosa Petrochemical Corp. (a)	44	168
Formosa Plastics Corp.	175	647
Foxconn Technology Co. Ltd.	46	108
Fubon Financial Holding Co. Ltd.	313	830
Giant Manufacturing Co. Ltd.	15	171
Globalwafers Co. Ltd.	10	330
Hiwin Technologies Corp.	14	198
Hon Hai Precision Industry Co. Ltd.	590	2,369
Hotai Motor Co. Ltd.	13	286
Hua Nan Financial Holdings Co. Ltd.	431	285

SECURITY DESCRIPTION	SHARES	VALUE($)

Taiwan — continued
Innolux Corp. (a)	413	307
Inventec Corp.	140	132
Largan Precision Co. Ltd.	5	556
Lite-On Technology Corp., ADR	85	176
MediaTek, Inc.	72	2,483
Mega Financial Holding Co. Ltd.	526	620
Micro-Star International Co. Ltd.	29	164
Nan Ya Plastics Corp.	244	728
Nan Ya Printed Circuit Board Corp. (a)	9	126
Nanya Technology Corp.	54	154
Nien Made Enterprise Co. Ltd.	6	89
Novatek Microelectronics Corp.	27	483
Oneness Biotech Co. Ltd. (a)	8	67
Pegatron Corp.	93	230
Phison Electronics Corp.	7	120
Pou Chen Corp.	141	199
Powertech Technology, Inc.	31	120
President Chain Store Corp.	30	283
Quanta Computer, Inc.	134	421
Realtek Semiconductor Corp.	21	380
Ruentex Development Co. Ltd.	40	81
Shanghai Commercial & Savings Bank Ltd. (The)	160	260
Shin Kong Financial Holding Co. Ltd.	462	158
SinoPac Financial Holdings Co. Ltd. (a)	484	239
Synnex Technology International Corp.	76	139
Taishin Financial Holding Co. Ltd.	507	277
Taiwan Business Bank	402	136
Taiwan Cement Corp.	220	403
Taiwan Cooperative Financial Holding Co. Ltd.	455	347
Taiwan High Speed Rail Corp.	86	92
Taiwan Mobile Co. Ltd.	81	297
Taiwan Semiconductor Manufacturing Co. Ltd.	1,164	25,070
Unimicron Technology Corp.	52	240
Uni-President Enterprises Corp.	223	586
United Microelectronics Corp.	559	1,060
Vanguard International Semiconductor Corp.	49	208
Walsin Technology Corp.	15	122
Wan Hai Lines Ltd.	27	311
Win Semiconductors Corp.	15	202
Winbond Electronics Corp.	129	161
Wistron Corp.	118	131
Wiwynn Corp.	4	143
WPG Holdings Ltd.	107	196
Yageo Corp. (a) (bb) (cc)	17	339
Yang Ming Marine Transport Corp. (a)	76	497
Yuanta Financial Holding Co. Ltd. (a)	443	427
Zhen Ding Technology Holding Ltd.	39	147

		56,152

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	71

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Thailand — 0.1%
Advanced Info Service PCL, NVDR	61	327
Airports of Thailand PCL, NVDR	209	405
Asset World Corp. PCL, NVDR (a)	322	44
B Grimm Power PCL, NVDR	36	47
Bangkok Bank PCL (Registered)	29	102
Bangkok Commercial Asset Management PCL, NVDR	76	44
Bangkok Dusit Medical Services PCL, NVDR	392	282
Bangkok Expressway & Metro PCL, NVDR	505	129
Berli Jucker PCL, NVDR	48	53
BTS Group Holdings PCL, NVDR	494	144
Bumrungrad Hospital PCL, NVDR	26	104
Carabao Group PCL, NVDR	15	65
Central Pattana PCL, NVDR	95	156
Central Retail Corp. PCL, NVDR	78	81
Charoen Pokphand Foods PCL, NVDR	179	148
CP ALL PCL, NVDR	281	526
Delta Electronics Thailand PCL, NVDR	14	245
Electricity Generating PCL, NVDR	17	93
Energy Absolute PCL, NVDR	86	164
Global Power Synergy PCL, NVDR	31	72
Gulf Energy Development PCL, NVDR	141	151
Home Product Center PCL, NVDR	255	115
Indorama Ventures PCL, NVDR	98	125
Intouch Holdings PCL, NVDR	99	201
Krung Thai Bank PCL, NVDR	191	64
Krungthai Card PCL, NVDR	47	99
Land & Houses PCL, NVDR	343	85
Minor International PCL, NVDR (a)	171	160
Muangthai Capital PCL, NVDR	34	61
Osotspa PCL, NVDR	30	36
PTT Exploration & Production PCL, NVDR	63	231
PTT Global Chemical PCL, NVDR	96	177
PTT Oil & Retail Business PCL, NVDR	168	160
PTT PCL, NVDR	476	584
Ratch Group PCL, NVDR	37	53
SCG Packaging PCL, NVDR	63	122
Siam Cement PCL (The), NVDR	37	500
Siam Commercial Bank PCL (The), NVDR	42	129
Sri Trang Gloves Thailand PCL, NVDR	41	53
Srisawad Corp. PCL, NVDR	34	73
Thai Oil PCL, NVDR	44	75
Thai Union Group PCL, NVDR	148	91
True Corp. PCL, NVDR	494	49

		6,625

Turkey — 0.0% (g)
Akbank TAS	128	77
Aselsan Elektronik Sanayi Ve Ticaret AS	27	45
BIM Birlesik Magazalar AS	20	145
Eregli Demir ve Celik Fabrikalari TAS	57	119
Ford Otomotiv Sanayi AS	3	55
KOC Holding AS	32	67

SECURITY DESCRIPTION	SHARES	VALUE($)

Turkey — continued
Turkcell Iletisim Hizmetleri AS	50	92
Turkiye Garanti Bankasi AS	94	90
Turkiye Is Bankasi AS, Class C	62	36
Turkiye Petrol Rafinerileri AS (a)	5	57
Turkiye Sise ve Cam Fabrikalari AS	54	47

		830

United Arab Emirates — 0.0% (g)
Abu Dhabi Commercial Bank PJSC	155	289
Abu Dhabi Islamic Bank PJSC	104	156
Abu Dhabi National Oil Co. for Distribution PJSC	137	161
Aldar Properties PJSC	171	178
Dubai Islamic Bank PJSC	132	173
Emaar Properties PJSC	160	182
Emirates NBD Bank PJSC	128	463
Emirates Telecommunications Group Co. PJSC	92	549
First Abu Dhabi Bank PJSC	216	982
NMC Health plc (a) (bb) (cc)	116	—

		3,133

United Kingdom — 17.2%
3i Group plc	1,378	22,370
Admiral Group plc	274	11,917
Anglo American plc	494	19,672
Ashtead Group plc	476	35,346
Associated British Foods plc	291	8,945
AstraZeneca plc	2,614	314,075
Auto Trader Group plc (a) (e)	369	3,231
AVEVA Group plc	130	6,665
Aviva plc	5,562	31,224
BAE Systems plc	3,408	24,623
Barclays plc	24,574	58,317
Barratt Developments plc	387	3,725
Berkeley Group Holdings plc	47	2,994
BP plc	7,767	34,062
British American Tobacco plc	1,787	69,391
British Land Co. plc (The)	337	2,307
BT Group plc (a)	3,411	9,165
Bunzl plc	356	11,767
Burberry Group plc (a)	154	4,395
CNH Industrial NV	773	12,829
Coca-Cola Europacific Partners plc	106	6,289
Compass Group plc (a)	681	14,347
Croda International plc	53	5,446
Diageo plc	1,919	91,956
Direct Line Insurance Group plc	1,943	7,664
Evraz plc	192	1,572
Ferguson plc	238	33,138
GlaxoSmithKline plc	10,019	196,963
Halma plc	429	15,986
Hargreaves Lansdown plc	501	11,021
HSBC Holdings plc	28,832	166,405

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Imperial Brands plc	776	16,734
Informa plc (a)	571	3,966
InterContinental Hotels Group plc (a)	70	4,662
Intertek Group plc	172	13,126
J Sainsbury plc	633	2,381
JD Sports Fashion plc	197	2,512
Johnson Matthey plc	74	3,140
Kingfisher plc	802	4,048
Land Securities Group plc	269	2,514
Legal & General Group plc	8,447	30,136
Lloyds Banking Group plc	100,302	64,881
London Stock Exchange Group plc	460	50,790
M&G plc	3,666	11,612
Melrose Industries plc	5,152	11,090
Mondi plc	186	4,894
National Grid plc	1,355	17,233
Natwest Group plc	6,909	19,445
Next plc (a)	51	5,527
Ocado Group plc (a)	186	5,156
Pearson plc	287	3,303
Persimmon plc	122	4,995
Phoenix Group Holdings plc	915	8,570
Prudential plc	3,694	70,277
Reckitt Benckiser Group plc	272	24,039
RELX plc	2,045	54,232
Rentokil Initial plc	1,963	13,447
Rio Tinto plc	428	35,382
Rolls-Royce Holdings plc (a)	8,859	12,128
Sage Group plc (The)	1,237	11,720
Schroders plc	177	8,587
Segro plc	455	6,886
Severn Trent plc	91	3,157
Smith & Nephew plc	336	7,276
Smiths Group plc	419	9,224
Spirax-Sarco Engineering plc	78	14,704
SSE plc	398	8,267
St James’s Place plc	762	15,575
Standard Chartered plc	3,798	24,238
Standard Life Aberdeen plc	3,075	11,536
Taylor Wimpey plc	1,392	3,063
Tesco plc	2,951	9,118
Unilever plc	1,004	58,648
United Utilities Group plc	260	3,504
Vodafone Group plc	10,244	17,169
Whitbread plc (a)	77	3,324
Wm Morrison Supermarkets plc	924	3,155
WPP plc	468	6,323

		1,963,501

Uruguay — 0.0% (g)
Globant SA (a)	2	401

Total Common Stocks (Cost $9,566,155)		10,976,113

SECURITY DESCRIPTION	SHARES		VALUE($)
Preferred Stocks — 1.8%
Brazil — 0.1%
Alpargatas SA (a)	10		97
Banco Bradesco SA	230		1,190
Bradespar SA	10		154
Braskem SA, Class A (a)	9		105
Centrais Eletricas Brasileiras SA	10		89
Cia Energetica de Minas Gerais	43		104
Cia Paranaense de Energia	51		61
Gerdau SA	58		345
Itau Unibanco Holding SA	221		1,323
Itausa SA	214		480
Lojas Americanas SA	39		168
Petroleo Brasileiro SA	216		1,281

			5,397

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B	6		293

Colombia — 0.0% (g)
Bancolombia SA	22		158

Germany — 1.0%
Bayerische Motoren Werke AG	101		9,053
FUCHS PETROLUB SE	5		263
Henkel AG & Co. KGaA	14		1,501
Porsche Automobil Holding SE	269		28,853
Sartorius AG	2		1,088
Volkswagen AG	326		81,677

			122,435

Russia — 0.0% (g)
Surgutneftegas PJSC	300		190

South Korea — 0.7%
Hyundai Motor Co.	3		301
LG Chem Ltd.	—	(h)	143
LG Household & Health Care Ltd.	—	(h)	58
Samsung Electronics Co. Ltd.	1,253		81,986

			82,488

Total Preferred Stocks (Cost $159,381)			210,961

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Brazil — 0.0% (g)
Ultrapar Participacoes SA, expiring 09/28/2021 (a) (bb) (cc)	50		—

Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/23/2021 (a)	179		251

Total Rights (Cost $271)			251

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	73

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — 1.9%
Time Deposits — 1.9%
Barclays SA, 0.01%, 07/01/2021		3,971		3,971
BNP Paribas SA,
(1.83%), 07/01/2021	CHF	27,882		30,135
(0.78%), 07/01/2021	EUR	78,159		92,677
(0.61%), 07/01/2021	SEK	61,836		7,225
(0.48%), 07/01/2021	DKK	33,426		5,330
0.01%, 07/01/2021		4,601		4,601
Brown Brothers Harriman,
(1.83%), 07/01/2021	CHF	—	(h)	—	(h)
(1.08%), 07/01/2021	NOK	6,480		753
(0.78%), 07/01/2021	EUR	—	(h)	—	(h)
(0.61%), 07/01/2021	SEK	—	(h)	—	(h)
(0.48%), 07/01/2021	DKK	—	(h)	—	(h)
0.00%, 07/02/2021	HKD	3,211		413
0.01%, 07/01/2021		—	(h)	—	(h)
0.01%, 07/02/2021	CAD	—	(h)	—	(h)
3.65%, 07/01/2021	ZAR	269		19

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Citibank NA,
0.01%, 07/01/2021	GBP	31,009	42,895
0.01%, 07/01/2021		16,495	16,495
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 07/01/2021		9,682	9,682

Total Short-Term Investments (Cost $214,196)			214,196

Total Investments — 99.6% (Cost — $9,940,003)*			11,401,523

Other Assets in Excess of Liabilities — 0.4%			43,384

NET ASSETS — 100.0%			$11,444,907

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro STOXX 50 Index	2,127	09/2021	EUR	103,868	(1,585)
FTSE 100 Index	642	09/2021	GBP	62,896	(904)
MSCI Emerging Markets Index	91	09/2021	USD	6,225	(15)

Total unrealized appreciation (depreciation)					(2,504)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipts
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong dollar
INR	— Indian Rupee
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2021

Summary of Investments by Industry, June 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	24.8%

Banks	9.7%

Semiconductors	9.0%

Electric	7.5%

Food	7.5%

Insurance	5.6%

Auto Manufacturers	4.4%

Commercial Services	2.7%

Beverages	1.8%

Software	1.7%

Diversified Financial Services	1.5%

Aerospace/Defense	1.3%

Transportation	1.3%

Oil & Gas	1.2%

Electrical Components & Equipment	1.2%

Machinery — Diversified	1.2%

Miscellaneous Manufacturers	1.1%

Investment Companies	1.1%

Others (Each less than 1.0%)	13.5%

Short-Term Investments	1.9%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — 101.4%
Asset-Backed Securities — 1.0%
Adams Mill CLO Ltd., (Cayman Islands), Series 2014-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.10%), 1.28%, 07/15/2026 (e) (aa)	131	131
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025	615	628
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 01/15/2032 (e) (aa)	3,300	3,296
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 1.53%, 01/16/2030 (e) (aa)	5,200	5,201
BlueMountain CLO Ltd., (Cayman Islands), Series 2015-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.12%, 07/18/2027 (e) (aa)	1,738	1,739
Capital One Multi-Asset Execution Trust,
Series 2017-A3, Class A3, 2.43%, 01/15/2025	360	366
Series 2019-A2, Class A2, 1.72%, 08/15/2024	500	508
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 1.18%, 07/28/2028 (e) (aa)	1,186	1,186
Carmax Auto Owner Trust,
Series 2019-4, Class A3, 2.02%, 11/15/2024	141	143
Series 2020-1, Class A3, 1.89%, 12/16/2024	300	306
Catamaran CLO Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.09%), 1.28%, 01/18/2029 (e) (aa)	563	563
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 1.42%, 10/17/2029 (e) (aa)	2,000	2,000
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.04%, 10/24/2030 (e) (aa)	3,200	3,200
Crown City CLO II, (Cayman Islands), Series 2020-2A, Class A1A, (ICE LIBOR USD 3 Month + 1.38%), 1.63%, 01/20/2032 (e) (aa)	1,000	1,002
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 1.20%, 04/15/2029 (e) (aa)	6,400	6,401

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Dryden XXVII-R Euro CLO BV, (Netherlands), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR	7,600	8,969
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	856
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	514
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		131	133
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.46%, 07/18/2030 (e) (aa)		3,200	3,201
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 1.33%, 04/15/2029 (e) (aa)		450	450
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 1.22%, 10/15/2030 (e) (aa)		1,800	1,800
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/2025		1,000	1,016
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A4, 2.04%, 01/15/2026		1,000	1,028
Mountain View CLO LLC, (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 1.27%, 10/16/2029 (e) (aa)		1,800	1,800
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024		131	133
Oaktree CLO, (Cayman Islands), Series 2014-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 1.45%, 05/13/2029 (e) (aa)		1,947	1,947
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.31%, 11/20/2030 (e) (aa)		5,000	5,001
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 1.34%, 01/15/2029 (e) (aa)		2,009	2,009
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 1.04%, 01/20/2027 (e) (aa)		266	266
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 1.41%, 01/15/2031 (e) (aa)		1,200	1,199

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.24%, 10/20/2028 (e) (aa)		94	94
Venture CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 1.24%, 07/15/2031 (e) (aa)		700	699
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.06%, 07/15/2027 (e) (aa)		1,250	1,250
Vibrant Clo VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 06/20/2029 (e) (aa)		4,600	4,594
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.07%, 04/17/2030 (e) (aa)		5,200	5,196
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025		175	176

Total Asset-Backed Securities (Cost $69,180)			69,001

Certificate of Deposit — 0.0% (g)
Financial — 0.0% (g)
Banks — 0.0% (g)
China Development Bank, (China), 3.20%, 09/23/2021 (Cost $145)	CNH	1,000	155

Collateralized Mortgage Obligations — 1.5%
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z) (bb)		6,900	7,024
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% — ICE LIBOR USD 1 Month), 5.93%, 01/15/2038 (aa)		1,718	311
Series 3680, Class SA, IF, IO, (5.00% — ICE LIBOR USD 1 Month), 4.93%, 06/15/2040 (aa)		4,552	540
Series 4023, Class S, IF, IO, (6.25% — ICE LIBOR USD 1 Month), 6.18%, 03/15/2042 (aa)		1,627	286
Series 4056, Class GS, IF, IO, (6.65% — ICE LIBOR USD 1 Month), 6.58%, 12/15/2041 (aa)		965	146
Series 4134, Class PI, IO, 3.00%, 11/15/2042		634	67
Series 4165, Class TI, IO, 3.00%, 12/15/2042		770	55

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 4479, Class AI, IO, 3.50%, 09/15/2025	10,204	504
Series 4598, Class IK, IO, 3.50%, 03/15/2046	896	150
Series 4710, Class EI, IO, 3.50%, 11/15/2031	6,285	567
Series 4825, Class SE, IF, IO, (6.20% — ICE LIBOR USD 1 Month), 6.13%, 09/15/2048 (aa)	6,801	1,416
Series 4888, Class IB, IO, 4.00%, 03/15/2047	730	75
Series 4974, Class PO, PO, Zero Coupon, 08/25/2042	12	11
Series 4990, Class MI, IO, 4.00%, 07/25/2050	6,557	1,080
Series 5003, Class AS, IF, IO, (6.10% — ICE LIBOR USD 1 Month), 6.01%, 08/25/2050 (aa)	7,590	2,045
Series 5016, Class PI, IO, 3.00%, 09/25/2050	14,684	2,098
Series 5034, Class YI, IO, 4.00%, 11/25/2050	4,537	631
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,512	270
Series 5047, Class CI, IO, 2.00%, 12/25/2050	2,186	204
Series 5056, Class PI, IO, 2.50%, 12/25/2050	10,668	942
Series 5062, Class EI, IO, 2.00%, 01/25/2051	4,602	516
Series 5065, Class IG, IO, 3.00%, 01/25/2051	4,498	620
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,959	252
Series 5069, Class LI, IO, 2.50%, 02/25/2051	19,456	2,809
Series 5071, Class IN, IO, 4.00%, 08/25/2050	8,401	1,414
Series 5087, Class IL, IO, 3.00%, 03/25/2051	3,108	470
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	6,839	1,010
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% — ICE LIBOR USD 1 Month), 7.81%, 05/25/2037 (aa)	612	134
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	222	52
FNMA REMICS,
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	1,786	75
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	3,671	144

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2012-135, Class SB, IF, IO, (6.10% — ICE LIBOR USD 1 Month), 6.01%, 12/25/2042 (aa)	1,538	270
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	676	628
Series 2014-34, Class US, IF, (8.60% — ICE LIBOR USD 1 Month), 8.42%, 06/25/2044 (aa)	76	83
Series 2016-26, Class SY, IF, (7.03% — ICE LIBOR USD 1 Month), 6.82%, 11/25/2042 (aa)	707	725
Series 2016-63, Class AS, IF, IO, (6.00% — ICE LIBOR USD 1 Month), 5.91%, 09/25/2046 (aa)	1,457	325
Series 2018-67, Class SH, IF, IO, (6.20% — ICE LIBOR USD 1 Month), 6.11%, 09/25/2048 (aa)	5,157	1,094
Series 2019-48, Class IB, IO, 0.68%, 06/25/2039 (z)	29,938	832
Series 2019-68, Class US, IF, IO, (6.00% — ICE LIBOR USD 1 Month), 5.91%, 11/25/2049 (aa)	9,434	1,806
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	1,167	123
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	15,992	2,509
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	15,960	2,202
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	12,222	1,562
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,946	392
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	11,874	1,331
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	15,428	2,510
Series 2020-93, Class JI, IO, 2.50%, 01/25/2051	4,160	561
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,264	171
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.61%, 12/20/2064 (aa)	115	115
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 0.77%, 12/20/2065 (aa)	9,602	9,724
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 0.76%, 01/20/2069 (aa)	6,172	6,299
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 0.91%, 10/20/2069 (aa)	3,695	3,804

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-142, Class MT, IF, IO, (6.15% — ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	20,975	35
Series 2020-142, Class TN, IF, IO, (6.20% — ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	31,336	105
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 08/20/2070 (aa)	10,031	10,642
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.14%, 07/20/2070 (aa)	4,707	4,913
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 04/20/2070 (aa)	8,000	8,439
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 09/20/2070 (aa)	2,935	3,111
Series 2021-83, Class PU, 1.50%, 05/20/2051	6,839	6,765
IMS ECUADORIAN MORTGAGE TRUST, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e) (bb)	2,300	2,386
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	10,425	10,466

Total Collateralized Mortgage Obligations (Cost $111,675)		109,846

Commercial Mortgage-Backed Securities — 0.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	537	569
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	828
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	577
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	1,085
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	540
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	637
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	212
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	371
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	513
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	751

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Beneria Cowen & Pritzer Collateral Funding Corp., Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 0.90%, 06/15/2038 (e) (aa)	2,800	2,792
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	1,000	1,072
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	269
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	541
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	546
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	267
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	442	468
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	375	397
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 1.42%, 10/15/2037 (e) (aa)	2,100	2,108
FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	805	830
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	1,089
Series K049, Class A2, 3.01%, 07/25/2025	250	270
Series K057, Class A2, 2.57%, 07/25/2026	850	909
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	1,116
Series K071, Class A2, 3.29%, 11/25/2027	500	559
Series K073, Class A2, 3.35%, 01/25/2028	1,000	1,124
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	572
Series K094, Class A2, 2.90%, 06/25/2029	112	124
Series K103, Class A2, 2.65%, 11/25/2029	500	546
Series K108, Class A2, 1.52%, 03/25/2030	304	305
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,487
Series K118, Class A2, 1.49%, 09/25/2030	500	500
Series K725, Class A2, 3.00%, 01/25/2024	225	238
Series K726, Class A2, 2.91%, 04/25/2024	899	944

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Series K729, Class A2, 3.14%, 10/25/2024	200	214
Series K737, Class A2, 2.53%, 10/25/2026	650	697
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	672	737
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	532
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	1,111
Series 2017-M12, Class A2, 3.18%, 06/25/2027 (z)	135	149
Series 2017-M13, Class A2, 3.02%, 09/25/2027 (z)	597	654
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	991
GS Mortgage Securities Trust,
Series 2013-GC12, Class AS, 3.38%, 06/10/2046	400	416
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	270
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.18%, 08/15/2045	1,000	1,017
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	539
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	540
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	1,113
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	766
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,592
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063	200	204
Series 2012-C4, Class A5, 2.85%, 12/10/2045	500	512
Series 2013-C5, Class A4, 3.18%, 03/10/2046	415	428
Series 2013-C6, Class A4, 3.24%, 04/10/2046	400	414
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	452
Series 2015-C27, Class A5, 3.45%, 02/15/2048	918	992
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	537
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	609
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4, 3.20%, 03/15/2048		390	401
Series 2014-C20, Class ASB, 3.64%, 05/15/2047		890	927

Total Commercial Mortgage-Backed Securities (Cost $43,416)			43,071

Corporate Bonds — 19.3%
Basic Materials — 0.6%
Chemicals — 0.4%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	490
Reg. S, 0.75%, 06/13/2024	EUR	600	731
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,914
2.80%, 05/15/2050		15	15
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	1,269
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	994
Reg. S, 2.00%, 09/17/2030	EUR	2,200	2,978
Cabot Corp., 4.00%, 07/01/2029		50	54
Celanese US Holdings LLC, 2.13%, 03/01/2027	EUR	900	1,156
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	2,067
Covestro AG, (Germany),
Reg. S, 0.88%, 02/03/2026	EUR	1,875	2,295
Reg. S, 1.38%, 06/12/2030	EUR	775	977
Dow Chemical Co. (The),
4.55%, 11/30/2025		1,800	2,050
5.25%, 11/15/2041		600	781
Eastman Chemical Co.,
1.50%, 05/26/2023	EUR	900	1,095
3.60%, 08/15/2022		2,900	2,980
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,372
FMC Corp., 4.50%, 10/01/2049		25	30
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	125
Huntsman International LLC, 4.50%, 05/01/2029		248	282
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	481
Reg. S, 1.88%, 05/22/2024	EUR	425	535
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	685
LYB International Finance III LLC, 4.20%, 10/15/2049		600	682
Mosaic Co. (The), 4.25%, 11/15/2023		45	48
PPG Industries, Inc.,
1.20%, 03/15/2026		45	45
2.55%, 06/15/2030		140	145
RPM International, Inc., 4.55%, 03/01/2029		60	69

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Sherwin-Williams Co. (The),
3.13%, 06/01/2024		100	107
3.30%, 05/15/2050		70	74
3.45%, 08/01/2025		90	98
3.80%, 08/15/2049		90	104
4.50%, 06/01/2047		50	63
Westlake Chemical Corp.,
1.63%, 07/17/2029	EUR	500	620
4.38%, 11/15/2047		40	47
5.00%, 08/15/2046		20	25
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	1,071

			29,554

Iron/Steel — 0.0% (g)
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		20	20
2.15%, 08/15/2030		235	232
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,100	2,255
Vale Overseas Ltd., (Cayman Islands),
6.88%, 11/21/2036		90	124
6.88%, 11/10/2039		161	224
Vale SA, (Brazil), 5.63%, 09/11/2042		204	255

			3,110

Mining — 0.2%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 03/11/2026	EUR	500	628
Reg. S, 3.38%, 03/11/2029	GBP	1,350	2,042
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	1,274
BHP Billiton Finance Ltd., (Australia), Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	1,005
Glencore Capital Finance DAC, (Ireland), Reg. S, 1.25%, 03/01/2033	EUR	1,125	1,301
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,857
Newmont Corp., 4.88%, 03/15/2042		30	38
Norsk Hydro ASA, (Norway), Reg. S, 1.13%, 04/11/2025	EUR	900	1,103
Southern Copper Corp.,
3.88%, 04/23/2025		35	38
5.88%, 04/23/2045		29	41
6.75%, 04/16/2040		10	14
Teck Resources Ltd., (Canada), 6.25%, 07/15/2041		1,100	1,439

			11,780

Total Basic Materials			44,444

Communications — 1.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		100	104
MMS USA Holdings, Inc., Reg. S, 1.75%, 06/13/2031	EUR	1,000	1,284

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Advertising — continued
Omnicom Group, Inc.,
2.60%, 08/01/2031		105	107
4.20%, 06/01/2030		150	173
WPP Finance 2013, (United Kingdom), Reg. S, 2.88%, 09/14/2046	GBP	425	588

			2,256

Internet — 0.1%
Alibaba Group Holding Ltd., (Cayman Islands), 3.15%, 02/09/2051		200	197
Alphabet, Inc.,
1.90%, 08/15/2040		700	639
2.25%, 08/15/2060		65	58
Amazon.com, Inc.,
2.10%, 05/12/2031		100	102
3.10%, 05/12/2051		100	105
3.88%, 08/22/2037		20	24
4.25%, 08/22/2057		30	38
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	1,000	1,194
1.80%, 03/03/2027	EUR	1,000	1,285
4.63%, 04/13/2030		15	18
eBay, Inc., 1.90%, 03/11/2025		5	5
Expedia Group, Inc.,
2.50%, 06/03/2022	EUR	500	602
3.60%, 12/15/2023		10	11
4.63%, 08/01/2027		5	6
Prosus NV, (Netherlands), Reg. S, 2.03%, 08/03/2032	EUR	675	822
VeriSign, Inc.,
4.75%, 07/15/2027		77	82
5.25%, 04/01/2025		82	93

			5,281

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 06/01/2041		35	35
3.90%, 06/01/2052		2,150	2,191
4.40%, 12/01/2061		65	70
4.46%, 07/23/2022		190	197
4.50%, 02/01/2024		115	125
4.80%, 03/01/2050		80	92
4.91%, 07/23/2025		1,545	1,751
6.38%, 10/23/2035		40	53
6.48%, 10/23/2045		30	41
Comcast Corp.,
1.50%, 02/15/2031		2,900	2,749
1.88%, 02/20/2036	GBP	1,075	1,468
2.35%, 01/15/2027		2,000	2,100
2.65%, 08/15/2062		25	23
3.60%, 03/01/2024		200	216
3.97%, 11/01/2047		220	256
4.25%, 10/15/2030		120	141
4.60%, 10/15/2038		20	25

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,493
Discovery Communications LLC,
5.20%, 09/20/2047		1,100	1,369
5.30%, 05/15/2049		90	114
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,300	1,611
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	475	732
RELX Finance BV, (Netherlands), Reg. S, 0.00%, 03/18/2024	EUR	100	119
Sky Ltd., (United Kingdom),
Reg. S, 2.25%, 11/17/2025	EUR	450	586
Reg. S, 2.50%, 09/15/2026	EUR	850	1,133
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	129
Time Warner Cable LLC,
4.50%, 09/15/2042		80	89
5.50%, 09/01/2041		800	994
ViacomCBS, Inc., 5.85%, 09/01/2043		1,450	1,988
Vivendi SE, (France),
Reg. S, 0.63%, 06/11/2025	EUR	1,200	1,450
Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,483
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.75%, 07/03/2030	EUR	775	938
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,900

			30,661

Telecommunications — 0.7%
America Movil SAB de CV, (Mexico), 5.00%, 10/27/2026	GBP	100	164
AT&T, Inc.,
0.90%, 03/25/2024		100	100
1.70%, 03/25/2026		405	409
1.80%, 09/05/2026	EUR	1,150	1,469
1.80%, 09/14/2039	EUR	1,200	1,457
2.05%, 05/19/2032	EUR	100	131
2.45%, 03/15/2035	EUR	425	567
3.30%, 02/01/2052		25	24
3.50%, 06/01/2041		1,700	1,768
3.50%, 02/01/2061		45	44
3.55%, 09/15/2055 (e)		5	5
3.65%, 06/01/2051		1,800	1,888
3.80%, 12/01/2057 (e)		82	85
3.85%, 06/01/2060		20	21
4.25%, 06/01/2043	GBP	200	350
4.30%, 12/15/2042		25	29
4.45%, 04/01/2024		47	51
4.80%, 06/15/2044		20	24
4.85%, 03/01/2039		175	213
5.25%, 03/01/2037		60	76
Reg. S, 5.50%, 03/15/2027	GBP	450	762
7.00%, 04/30/2040	GBP	400	915

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Bell Telephone Co. of Canada or Bell Canada (The), (Canada), Series US-3, 0.75%, 03/17/2024		100	100
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,555
Deutsche Telekom International Finance BV, (Netherlands),
3.60%, 01/19/2027 (e)		900	990
8.75%, 06/15/2030		236	354
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	122
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	551
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		2,000	2,124
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	46
2.75%, 05/24/2031		290	296
4.00%, 09/01/2024		15	16
4.60%, 02/23/2028		1,375	1,604
4.60%, 05/23/2029		40	47
5.50%, 09/01/2044		40	52
Orange SA, (France), Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,729
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	122
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	127
Sprint Corp., 7.63%, 02/15/2025		2,800	3,327
Telefonaktiebolaget LM Ericsson, (Sweden),
Reg. S, 1.00%, 05/26/2029	EUR	1,075	1,283
Reg. S, 1.88%, 03/01/2024	EUR	1,000	1,244
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	831
Telstra Corp. Ltd., (Australia), 3.13%, 04/07/2025 (e)		2,600	2,784
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	10
3.50%, 04/15/2025		2,525	2,737
3.88%, 04/15/2030		2,520	2,813
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	919
0.88%, 04/08/2027	EUR	475	582
1.30%, 05/18/2033	EUR	1,225	1,496
1.50%, 09/19/2039	EUR	700	849
1.68%, 10/30/2030		78	75
1.88%, 11/03/2038	GBP	200	263
2.50%, 04/08/2031	GBP	1,000	1,461
2.55%, 03/21/2031		650	665
2.65%, 11/20/2040		970	934
2.88%, 11/20/2050		20	19
2.99%, 10/30/2056		35	33
3.00%, 11/20/2060		60	56

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
3.25%, 02/17/2026	EUR	200	272
3.38%, 02/15/2025		50	54
3.70%, 03/22/2061		350	375
4.07%, 06/18/2024	GBP	100	152
4.13%, 08/15/2046		80	95
4.40%, 11/01/2034		20	24
4.50%, 08/10/2033		1,900	2,273
4.86%, 08/21/2046		170	220

			46,233

Total Communications			84,431

Consumer Cyclical — 1.2%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	301	357
Southwest Airlines Co.,
5.13%, 06/15/2027		1,150	1,355
5.25%, 05/04/2025		1,600	1,826
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	543
4.63%, 04/15/2029 (e)		360	373

			4,454

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	586
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	957
Reg. S, 0.75%, 04/07/2025	EUR	300	368
NIKE, Inc., 3.25%, 03/27/2040		216	237
Tapestry, Inc., 4.13%, 07/15/2027		52	57
VF Corp., 2.40%, 04/23/2025		25	26

			2,231

Auto Manufacturers — 0.8%
American Honda Finance Corp.,
0.55%, 07/12/2024		112	111
0.75%, 11/25/2026	GBP	4,800	6,546
BMW US Capital LLC,
3.80%, 04/06/2023 (e)		169	179
3.90%, 04/09/2025 (e)		1,100	1,213
Cummins, Inc., 2.60%, 09/01/2050		30	29
Daimler AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	18
Reg. S, 1.63%, 08/22/2023	EUR	20	25
Reg. S, 2.13%, 07/03/2037	EUR	775	1,060
Reg. S, 2.63%, 04/07/2025	EUR	1,760	2,297
Daimler International Finance BV, (Netherlands), Reg. S, 0.63%, 02/27/2023	EUR	425	512
Ford Motor Credit Co. LLC,
2.75%, 06/14/2024		GBP 1,600	2,244
3.37%, 11/17/2023		2,000	2,073
4.00%, 11/13/2030		545	571

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
General Motors Co.,
5.20%, 04/01/2045		425	526
5.40%, 04/01/2048		275	350
6.60%, 04/01/2036		520	715
6.75%, 04/01/2046		66	95
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	775	968
1.70%, 08/18/2023		70	71
Reg. S, 2.20%, 04/01/2024	EUR	100	125
Reg. S, 2.25%, 09/06/2024	GBP	700	1,000
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,761
2.70%, 08/20/2027		1,450	1,507
2.70%, 06/10/2031		785	791
2.75%, 06/20/2025		180	190
2.90%, 02/26/2025		45	48
3.45%, 04/10/2022		60	61
4.20%, 11/06/2021		200	203
5.20%, 03/20/2023		20	22
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	540
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	3,205
PACCAR Financial Europe BV, (Netherlands),
Reg. S, 0.00%, 03/03/2023	EUR	500	596
Reg. S, 0.13%, 03/07/2022	EUR	100	119
Stellantis NV, (Netherlands),
Reg. S, 0.63%, 03/30/2027	EUR	2,600	3,096
Reg. S, 1.25%, 06/20/2033	EUR	1,500	1,755
Reg. S, 2.75%, 05/15/2026	EUR	800	1,051
Toyota Motor Credit Corp., 0.80%, 01/09/2026		100	99
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 0.13%, 03/24/2025	EUR	1,500	1,782
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	362
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,843
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.38%, 10/16/2023	EUR	900	1,103
Reg. S, 2.25%, 10/16/2026	EUR	10	13
Reg. S, 2.50%, 04/06/2023	EUR	915	1,135
Reg. S, 3.00%, 04/06/2025	EUR	20	26
Reg. S, 3.38%, 04/06/2028	EUR	1,450	2,046
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	475
Reg. S, 3.25%, 11/18/2030	EUR	1,000	1,456
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,280
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,633
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	283

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.63%, 07/19/2029	EUR	1,275	1,510
Volvo Treasury AB, (Sweden),
Reg. S, 0.13%, 09/17/2024	EUR	425	507
Reg. S, (EUR Swap Rate 5 Year + 4.10%), 4.85%, 03/10/2078 (aa)	EUR	1,575	2,003

			54,229

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/2024		55	60
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	527
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	842
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	338
Lear Corp., 4.25%, 05/15/2029		30	34
Magna International, Inc., (Canada), 1.90%, 11/24/2023	EUR	1,125	1,395
2.45%, 06/15/2030		1,165	1,192
4.15%, 10/01/2025		2,000	2,235

			6,623

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	743

Home Builders — 0.0% (g)
NVR, Inc., 3.00%, 05/15/2030		279	296

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225	279
1.25%, 11/02/2026	EUR	200	250

			529

Housewares — 0.0% (g)
Newell Brands, Inc., 4.70%, 04/01/2026		650	725

Lodging — 0.0% (g)
Choice Hotels International, Inc., 3.70%, 12/01/2029		40	43
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 3.38%, 10/08/2028	GBP	450	672
Reg. S, 3.75%, 08/14/2025	GBP	100	150
Las Vegas Sands Corp., 3.20%, 08/08/2024		15	16
Marriott International, Inc., Series HH, 2.85%, 04/15/2031		1,125	1,144

			2,025

Retail — 0.2%
AutoNation, Inc., 4.75%, 06/01/2030		1,309	1,550
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,472
Costco Wholesale Corp., 1.75%, 04/20/2032		87	86

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Dollar General Corp., 4.15%, 11/01/2025		10	11
Genuine Parts Co., 1.88%, 11/01/2030		280	271
Home Depot, Inc. (The),
3.50%, 09/15/2056		75	84
4.20%, 04/01/2043		800	981
5.88%, 12/16/2036		90	129
Kohl’s Corp., 3.38%, 05/01/2031		15	15
Lowe’s Cos., Inc., 3.50%, 04/01/2051		95	102
McDonald’s Corp.,
Reg. S, 2.38%, 11/27/2024	EUR	800	1,029
3.50%, 03/01/2027		100	111
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225	333
Reg. S, 3.63%, 05/18/2028	GBP	1,075	1,637
Reg. S, 4.38%, 10/02/2026	GBP	300	470
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021		50	50
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	3,386
2.95%, 09/24/2049		25	27
Reg. S, 5.25%, 09/28/2035	GBP	550	1,117

			13,861

Textiles — 0.0% (g)
Mohawk Industries, Inc., 2.00%, 01/14/2022	EUR	550	656

Total Consumer Cyclical			86,372

Consumer Non-cyclical — 2.7%
Agriculture — 0.3%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	1,000	1,280
3.40%, 02/04/2041		25	24
3.70%, 02/04/2051		120	114
3.88%, 09/16/2046		40	40
4.00%, 02/04/2061		120	115
5.38%, 01/31/2044		65	77
5.95%, 02/14/2049		10	13
6.20%, 02/14/2059		58	75
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	121
2.79%, 09/06/2024		3,285	3,451
3.22%, 08/15/2024		100	106
3.73%, 09/25/2040		35	35
4.76%, 09/06/2049		50	54
BAT International Finance plc, (United Kingdom),
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,672
Reg. S, 7.25%, 03/12/2024	GBP	235	377
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	367
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027		30	33
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,521

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
JT International Financial Services BV, (Netherlands),
Reg. S, 1.13%, 09/28/2025	EUR	100	124
Reg. S, 2.75%, 09/28/2033	GBP	975	1,461
Philip Morris International, Inc.,
0.80%, 08/01/2031	EUR	1,125	1,327
0.88%, 05/01/2026		1,715	1,694
2.88%, 03/03/2026	EUR	1,000	1,338
2.88%, 05/14/2029	EUR	1,250	1,751
4.25%, 11/10/2044		220	256
6.38%, 05/16/2038		155	222
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	1,025	1,243

			21,891

Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	2,090
4.90%, 02/01/2046		1,100	1,388
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	14
Reg. S, 3.70%, 04/02/2040	EUR	800	1,287
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	69
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	1,000	1,184
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	4,105
0.13%, 03/15/2029	EUR	1,700	1,990
0.50%, 03/09/2033	EUR	500	582
1.00%, 03/09/2041	EUR	400	463
3.00%, 03/05/2051		230	240
Constellation Brands, Inc., 3.70%, 12/06/2026		25	28
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	12
Diageo Finance plc, (United Kingdom), Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,303
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	31	50
Keurig Dr Pepper, Inc.,
3.13%, 12/15/2023		90	95
4.06%, 05/25/2023		26	28
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	1,402
1.05%, 10/09/2050	EUR	750	859
3.45%, 10/06/2046		15	17
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,980

			19,186

Biotechnology — 0.0% (g)
Amgen, Inc., 1.90%, 02/21/2025		100	103

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		1,000	949

			1,052

Commercial Services — 0.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	599
ALD SA, (France), Reg. S, 1.25%, 10/11/2022	EUR	2,500	3,022
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,413
American University (The), Series 2019, 3.67%, 04/01/2049		30	34
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		1,500	1,432
1.70%, 05/15/2028		90	91
Block Financial LLC, 3.88%, 08/15/2030		10	11
California Institute of Technology, 4.70%, 11/01/2111		25	36
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	593
Reg. S, 1.87%, 09/26/2024	AUD	1,000	761
Series 65, 0.03%, 07/14/2021	JPY	100,000	900
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	120
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	34
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	1,420
Duke University, Series 2020, 2.68%, 10/01/2044		20	21
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	899
Equifax, Inc.,
2.60%, 12/15/2025		110	116
3.10%, 05/15/2030		1,830	1,967
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,341
3.85%, 11/15/2024 (e)		160	175
4.50%, 02/15/2045 (e)		400	488
7.00%, 10/15/2037 (e)		800	1,194
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	925	1,111
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	410
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,409
Reg. S, 3.25%, 04/07/2032	GBP	225	354
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	38
Global Payments, Inc., 1.20%, 03/01/2026		300	297
Holding d’Infrastructures de Transport SASU, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,900	2,510

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	602
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	815
4.68%, 07/01/2114		500	727
Series F, 2.99%, 07/01/2050		20	22
MMS USA Holdings, Inc., Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,810
Moody’s Corp.,
0.95%, 02/25/2030	EUR	1,125	1,375
1.75%, 03/09/2027	EUR	1,125	1,444
2.55%, 08/18/2060		20	18
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	10
PayPal Holdings, Inc.,
2.40%, 10/01/2024		50	52
2.65%, 10/01/2026		90	97
3.25%, 06/01/2050		35	38
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	10
Quanta Services, Inc., 2.90%, 10/01/2030		200	208
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	5
S&P Global, Inc.,
1.25%, 08/15/2030		2,100	1,990
2.30%, 08/15/2060		311	267
Transurban Finance Co. Pty Ltd., (Australia), Reg. S, 3.00%, 04/08/2030	EUR	100	140
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/2050		20	20
United Rentals North America, Inc., 3.88%, 11/15/2027		84	88
University of Southern California,
2.81%, 10/01/2050		20	20
Series 21A, 2.95%, 10/01/2051		10	11
Verisk Analytics, Inc., 5.50%, 06/15/2045		43	58
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,819

			37,442

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 0.50%, 03/06/2026	EUR	2,275	2,765
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	63
3.13%, 12/01/2049		20	22
Procter & Gamble Co. (The),
0.63%, 10/30/2024	EUR	1,450	1,768
1.20%, 10/30/2028	EUR	1,000	1,279
1.88%, 10/30/2038	EUR	1,125	1,583
4.88%, 05/11/2027	EUR	425	649
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,689
Reg. S, 1.13%, 02/12/2027	EUR	425	536

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Cosmetics/Personal Care — continued
Unilever plc, (United Kingdom), Reg. S, 1.50%, 06/11/2039	EUR	625	820

			11,174

Food — 0.1%
Conagra Brands, Inc., 5.30%, 11/01/2038		10	13
Flowers Foods, Inc., 2.40%, 03/15/2031		5	5
General Mills, Inc., 3.00%, 02/01/2051 (e)		20	20
Hershey Co. (The), 2.65%, 06/01/2050		10	10
Hormel Foods Corp., 1.80%, 06/11/2030		125	124
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,818
Kroger Co. (The), 3.95%, 01/15/2050		5	6
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	1,156
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	98
3.15%, 08/15/2024		150	160
4.20%, 08/15/2047		5	6
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	118
Mondelez International, Inc.,
0.75%, 03/17/2033	EUR	1,800	2,089
1.50%, 02/04/2031		1,000	946
1.88%, 10/15/2032		300	291
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,828
Reg. S, 1.38%, 10/24/2023	EUR	100	122
Reg. S, 2.75%, 04/27/2030	GBP	425	628

			9,438

Healthcare — Products — 0.3%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	836
Reg. S, 0.38%, 11/19/2027	EUR	1,950	2,342
Abbott Laboratories, 4.90%, 11/30/2046		115	157
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	425	527
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	800	962
3.45%, 03/01/2024		100	107
Danaher Corp., 2.50%, 03/30/2030	EUR	525	722
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	4,498
1.35%, 09/18/2039	EUR	700	843
1.80%, 09/18/2049	EUR	700	869
Edwards Lifesciences Corp., 4.30%, 06/15/2028		135	157
Koninklijke Philips NV, (Netherlands), Reg. S, 1.38%, 05/02/2028	EUR	500	639
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	325	387
0.38%, 03/07/2023	EUR	100	120

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
0.38%, 10/15/2028	EUR	500	598
1.38%, 10/15/2040	EUR	825	995
1.63%, 10/15/2050	EUR	900	1,094
1.75%, 07/02/2049	EUR	900	1,134
Molnlycke Holding AB, (Sweden), Reg. S, 0.63%, 01/15/2031	EUR	1,625	1,869
Stryker Corp., 1.00%, 12/03/2031		EUR 1,300	1,590
Thermo Fisher Scientific, Inc.,
1.88%, 10/01/2049	EUR	1,125	1,418
0.13%, 03/01/2025	EUR	1,000	1,191
1.75%, 04/15/2027	EUR	100	129
2.88%, 07/24/2037	EUR	625	916
4.10%, 08/15/2047		160	195
4.13%, 03/25/2025		70	78
Zimmer Biomet Holdings, Inc.,
3.70%, 03/19/2023		100	105
4.45%, 08/15/2045		10	12

			24,490

Healthcare — Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	38
Aetna, Inc., 2.80%, 06/15/2023		30	31
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	746
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	47
Anthem, Inc.,
3.35%, 12/01/2024		100	108
4.10%, 03/01/2028		2,900	3,317
Ascension Health, 3.95%, 11/15/2046		70	86
City of Hope, Series 2013, 5.62%, 11/15/2043		35	50
CommonSpirit Health, 3.91%, 10/01/2050		18	20
Eurofins Scientific SE, (Luxembourg),
Reg. S, 0.88%, 05/19/2031	EUR	1,050	1,234
Reg. S, 2.13%, 07/25/2024	EUR	396	497
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,310
Series 2020, 2.88%, 09/01/2050		35	35
HCA, Inc.,
3.50%, 07/15/2051		55	55
5.00%, 03/15/2024		1,383	1,528
5.13%, 06/15/2039		700	875
5.25%, 06/15/2049		140	180
5.50%, 06/15/2047		247	323
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,406
Humana, Inc.,
2.90%, 12/15/2022		50	52
3.85%, 10/01/2024		50	54
4.63%, 12/01/2042		30	37
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	1,497

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045		210	252
Mayo Clinic,
3.77%, 11/15/2043		30	35
Series 2013, 4.00%, 11/15/2047		25	31
Series 2021, 3.20%, 11/15/2061		440	474
Memorial Health Services, 3.45%, 11/01/2049		10	11
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	63
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,451
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,610
MultiCare Health System, 2.80%, 08/15/2050		1,000	983
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	1,026
4.02%, 08/01/2045		20	25
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	29
OhioHealth Corp., Series 2020, 3.04%, 11/15/2050		535	562
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	707
Series 2020, 3.22%, 11/15/2050		849	890
Texas Health Resources, 2.33%, 11/15/2050		750	680
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	230
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	161
3.13%, 05/15/2060		140	145
3.70%, 08/15/2049		1,100	1,260
3.75%, 07/15/2025		20	22
3.88%, 08/15/2059		50	60
4.25%, 03/15/2043		120	147
Universal Health Services, Inc., 2.65%, 10/15/2030 (e)		194	195

			24,575

Household Products/Wares — 0.1%
Avery Dennison Corp.,
1.25%, 03/03/2025	EUR	2,026	2,502
2.65%, 04/30/2030		104	107
Clorox Co. (The), 1.80%, 05/15/2030		10	10
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	46
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	1,675	2,352

			5,017

Pharmaceuticals — 0.6%
AbbVie, Inc.,
2.60%, 11/21/2024		490	516

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
3.20%, 11/21/2029		4,960	5,392
4.25%, 11/21/2049		1,400	1,683
AmerisourceBergen Corp.,
2.70%, 03/15/2031		38	39
2.80%, 05/15/2030		5	5
3.25%, 03/01/2025		40	43
3.45%, 12/15/2027		300	328
4.30%, 12/15/2047		25	29
AstraZeneca plc, (United Kingdom), 0.70%, 04/08/2026		1,620	1,578
Becton Dickinson and Co., 2.89%, 06/06/2022		17	17
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		25	24
2.55%, 11/13/2050		110	105
3.40%, 07/26/2029		3,340	3,741
3.88%, 08/15/2025		24	27
4.55%, 02/20/2048		10	13
Cardinal Health, Inc.,
2.62%, 06/15/2022		28	28
3.08%, 06/15/2024		10	11
4.37%, 06/15/2047		2	2
Cigna Corp.,
2.40%, 03/15/2030		75	77
3.40%, 03/01/2027		2,800	3,072
4.90%, 12/15/2048		800	1,031
CVS Health Corp.,
1.30%, 08/21/2027		40	39
2.63%, 08/15/2024		60	64
3.70%, 03/09/2023		32	34
4.13%, 04/01/2040		1,200	1,393
4.30%, 03/25/2028		846	973
4.78%, 03/25/2038		75	92
5.05%, 03/25/2048		1,200	1,559
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	2,500	3,017
4.15%, 03/15/2059		15	19
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	1,243
Reg. S, 5.25%, 04/10/2042	GBP	50	107
Johnson & Johnson,
2.10%, 09/01/2040		10	10
2.25%, 09/01/2050		30	28
2.45%, 09/01/2060		40	38
3.40%, 01/15/2038		50	57
3.55%, 03/01/2036		15	17
McKesson Corp.,
0.90%, 12/03/2025		70	69
3.13%, 02/17/2029	GBP	925	1,399
Merck & Co., Inc., 1.88%, 10/15/2026	EUR	1,000	1,300
2.35%, 06/24/2040		50	48
3.70%, 02/10/2045		60	69

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	715
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	977
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	400	517
Mylan, Inc., 5.20%, 04/15/2048		30	37
Novartis Capital Corp., 2.75%, 08/14/2050		61	61
Roche Finance Europe BV, (Netherlands),
Reg. S, 0.50%, 02/27/2023	EUR	200	240
Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,970
Sanofi, (France),
Reg. S, 2.50%, 11/14/2023	EUR	600	755
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	568
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,421
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,766
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	33
Viatris, Inc., 3.85%, 06/22/2040 (e)		2,200	2,342
Zoetis, Inc.,
3.90%, 08/20/2028		40	46
4.70%, 02/01/2043		190	244

			41,028

Total Consumer Non-cyclical			195,293

Energy — 1.0%
Oil & Gas — 0.5%
Aker BP ASA, (Norway), 2.88%, 01/15/2026 (e)		1,400	1,475
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.53%, 09/26/2022	EUR	175	213
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,676
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	500	732
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		10	11
4.95%, 06/01/2047		55	69
6.25%, 03/15/2038		47	63
Cenovus Energy, Inc., (Canada), 4.40%, 04/15/2029		3,700	4,188
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	127
Chevron Corp., 2.24%, 05/11/2030		80	82
Chevron USA, Inc.,
1.02%, 08/12/2027		3,000	2,922
5.25%, 11/15/2043		75	102
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		40	52
ConocoPhillips, 2.40%, 02/15/2031 (e)		2,100	2,152
4.88%, 10/01/2047 (e)		20	26

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Devon Energy Corp., 5.88%, 06/15/2028 (e)		350	390
Diamondback Energy, Inc.,
2.88%, 12/01/2024		3,100	3,274
3.13%, 03/24/2031		2,540	2,635
3.50%, 12/01/2029		450	482
4.40%, 03/24/2051		35	40
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	545
1.75%, 01/22/2026		200	206
2.38%, 05/22/2030		60	62
3.25%, 11/18/2049		30	32
3.63%, 04/06/2040		1,800	2,054
3.70%, 04/06/2050		15	17
Reg. S, 6.88%, 03/11/2031	GBP	50	102
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,390
0.84%, 06/26/2032	EUR	550	651
1.41%, 06/26/2039	EUR	700	816
3.45%, 04/15/2051		145	158
Hess Corp., 3.50%, 07/15/2024		10	11
HollyFrontier Corp., 4.50%, 10/01/2030		24	26
Lundin Energy Finance BV, (Netherlands),
2.00%, 07/15/2026 (e)		1,360	1,363
3.10%, 07/15/2031 (e)		585	592
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 0.59%, 02/15/2024 (aa)		825	827
1.95%, 12/20/2022		1,200	1,218
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,197	1,154
4.45%, 01/15/2026		100	112
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	802
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	2,629
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,350	1,575

			38,063

Oil & Gas Services — 0.0% (g)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047		160	183
Halliburton Co.,
3.50%, 08/01/2023		60	63
5.00%, 11/15/2045		20	25
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	593
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	30

			894

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029	478	523
5.88%, 03/31/2025	165	189
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)	1,330	1,439
Enbridge, Inc., (Canada),
2.90%, 07/15/2022	20	20
4.00%, 10/01/2023	100	107
Energy Transfer LP,
4.05%, 03/15/2025	100	108
4.20%, 04/15/2027	5,800	6,409
5.30%, 04/15/2047	35	41
5.35%, 05/15/2045	10	12
5.40%, 10/01/2047	52	62
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	1,490	1,511
Enterprise Products Operating LLC,
4.20%, 01/31/2050	40	46
5.10%, 02/15/2045	1,700	2,149
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)	600	619
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024	3,200	3,488
4.70%, 11/01/2042	850	994
5.50%, 03/01/2044	49	62
Magellan Midstream Partners LP,
3.95%, 03/01/2050	940	1,020
5.00%, 03/01/2026	10	11
MPLX LP,
2.65%, 08/15/2030	1,745	1,763
4.50%, 04/15/2038	15	17
4.70%, 04/15/2048	1,273	1,480
4.88%, 06/01/2025	2,300	2,597
4.90%, 04/15/2058	40	48
5.20%, 03/01/2047	10	12
5.50%, 02/15/2049	130	168
ONEOK Partners LP, 4.90%, 03/15/2025	80	90
ONEOK, Inc.,
2.20%, 09/15/2025	1,000	1,028
2.75%, 09/01/2024	110	116
3.40%, 09/01/2029	60	64
4.45%, 09/01/2049	2,422	2,679
5.20%, 07/15/2048	35	43
6.35%, 01/15/2031	17	22
7.15%, 01/15/2051	20	30
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029	65	68
5.15%, 06/01/2042	1,600	1,797
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028	26	29
5.88%, 06/30/2026	70	83
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037	10	14

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	87
4.00%, 03/15/2028		20	22
Valero Energy Partners LP, 4.38%, 12/15/2026		1,736	1,968
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	460
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	2,076
4.50%, 11/15/2023		80	87
5.10%, 09/15/2045		59	73
5.80%, 11/15/2043		15	20

			35,751

Total Energy			74,708

Financial — 7.5%
Banks — 5.2%
Abanca Corp. Bancaria SA, (Spain), Reg. S, 0.75%, 05/28/2029	EUR	100	125
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,925
Reg. S, 0.88%, 01/14/2026	EUR	100	125
Reg. S, 1.00%, 06/02/2033	EUR	400	476
Reg. S, 1.25%, 01/10/2033	EUR	100	133
Reg. S, 1.45%, 04/12/2038	EUR	100	138
Reg. S, 1.50%, 09/30/2030	EUR	100	134
Reg. S, 3.50%, 09/21/2022	EUR	200	249
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	120
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	121
AMCO — Asset Management Co. SpA, (Italy), Reg. S, 1.38%, 01/27/2025	EUR	100	123
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	120
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	118
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 05/21/2031	EUR	100	119
Reg. S, 0.63%, 10/18/2024	EUR	100	122
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 11/29/2022	EUR	100	120
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,801
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	4,318
Reg. S, 2.00%, 01/29/2024	EUR	100	126
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	129
Banco Bilbao Vizcaya Argentaria SA, (Spain), 0.88%, 09/18/2023		200	201
Reg. S, 0.88%, 11/22/2026	EUR	100	125
Banco de Sabadell SA, (Spain),
Reg. S, 0.88%, 03/05/2023	EUR	1,300	1,564

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.88%, 06/16/2028 (aa)	EUR	900	1,050
Reg. S, 1.00%, 04/26/2027	EUR	100	126
Reg. S, 1.63%, 03/07/2024	EUR	1,200	1,481
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	123
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	235
Reg. S, 0.20%, 02/11/2028	EUR	1,000	1,176
Reg. S, 0.75%, 09/09/2022	EUR	100	120
Reg. S, 1.00%, 04/07/2025	EUR	200	249
Reg. S, 1.38%, 01/05/2026	EUR	100	124
Reg. S, 1.63%, 10/22/2030	EUR	1,000	1,221
Reg. S, 1.75%, 02/17/2027	GBP	500	700
1.85%, 03/25/2026		200	202
3.49%, 05/28/2030		2,000	2,162
3.80%, 02/23/2028		200	221
3.85%, 04/12/2023		200	211
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	2,300	2,804
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	241
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		30	30
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,300	1,580
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.38%, 05/09/2030 (aa)	EUR	1,150	1,447
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,426
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		2,900	2,925
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (aa)		20	21
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	3,373
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,870	1,817
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,295	2,364
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)		250	255
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	259
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	11
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)		25	25
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		1,020	1,083
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	381
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	27

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	26
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	128
4.00%, 01/22/2025		4,200	4,610
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		170	199
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		185	221
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	142
4.88%, 04/01/2044		50	65
Reg. S, 7.00%, 07/31/2028	GBP	350	666
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	1,028
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		150	164
Bank of Montreal, (Canada),
Reg. S, 0.10%, 10/20/2023	EUR	100	120
1.85%, 05/01/2025		120	124
Bank of New Zealand, (New Zealand), Reg. S, 0.01%, 06/15/2028	EUR	100	119
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	120
Reg. S, 0.25%, 09/28/2022	EUR	100	119
Reg. S, 0.38%, 10/23/2023	EUR	100	121
0.70%, 04/15/2024		140	140
1.05%, 03/02/2026		120	119
Bankinter SA, (Spain), Reg. S, 0.88%, 08/03/2022	EUR	100	120
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,441
0.65%, 02/27/2024 (e)		1,300	1,297
Reg. S, 0.75%, 06/15/2023	EUR	100	121
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,523
Barclays Bank plc, (United Kingdom), 5.75%, 09/14/2026	GBP	90	151
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		200	201
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	2,066
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		1,200	1,268
Reg. S, 3.25%, 02/12/2027	GBP	600	903
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	635
4.34%, 01/10/2028		1,800	2,014
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		900	923
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	111

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	120
Reg. S, 0.10%, 05/12/2031	EUR	100	118
Bayerische Landesbank, (Germany), Reg. S, 0.25%, 01/14/2025	EUR	100	121
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	120
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	120
Reg. S, 0.01%, 01/27/2031	EUR	100	118
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	122
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	1,100	1,301
Reg. S, 1.13%, 01/15/2023	EUR	2,430	2,947
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	956
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		3,000	2,965
Reg. S, 1.38%, 05/28/2029	EUR	100	126
Reg. S, 1.63%, 07/02/2031	EUR	1,600	1,978
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,249
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	1,093
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 2.38%, 11/20/2030 (aa)	EUR	800	1,019
(United States SOFR + 1.39%), 2.87%, 04/19/2032 (e) (aa)		865	889
Reg. S, 2.88%, 10/01/2026	EUR	100	133
Reg. S, 3.38%, 01/23/2026	GBP	600	906
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,748
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	2,600	3,110
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,551
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,458
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,151
4.63%, 07/11/2024 (e)		1,800	1,979
BPER Banca, (Italy), Reg. S, 0.88%, 01/22/2022	EUR	100	119
Caisse Centrale du Credit Immobilier de France SA, (France),
Reg. S, 0.00%, 01/17/2024	EUR	200	239
Reg. S, 0.13%, 10/26/2022	EUR	400	478
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal),
Reg. S, 0.13%, 11/14/2024	EUR	100	120
Reg. S, 0.88%, 10/17/2022	EUR	4,200	5,050
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	1,100	1,312

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.00%, 09/25/2025	EUR	300	374
Reg. S, 1.25%, 01/11/2027	EUR	200	255
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	100	118
Reg. S, 0.04%, 07/09/2027	EUR	100	120
Reg. S, 0.10%, 10/24/2023	CHF	50	55
0.45%, 06/22/2023		110	110
3.10%, 04/02/2024		25	27
Cie de Financement Foncier SA, (France),
Reg. S, 0.23%, 09/14/2026	EUR	100	121
Reg. S, 0.25%, 04/11/2023	EUR	100	120
Reg. S, 0.50%, 09/04/2024	EUR	100	122
Reg. S, 0.75%, 05/29/2026	EUR	100	125
Reg. S, 3.88%, 04/25/2055	EUR	45	99
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		330	331
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		440	441
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	128
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,170	3,159
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,400	4,243
Reg. S, 1.50%, 10/26/2028	EUR	2,050	2,614
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,155	1,178
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,705
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	166
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		150	152
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	69
3.38%, 03/01/2023		150	157
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	75
4.40%, 06/10/2025		3,500	3,910
(United States SOFR + 3.91%), 4.41%, 03/31/2031 (aa)		175	205
4.65%, 07/23/2048		215	282
4.75%, 05/18/2046		50	64
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	164
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	118
Reg. S, 0.50%, 06/09/2026	EUR	100	123
Reg. S, 2.00%, 11/27/2023	EUR	100	126
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.88%, 02/19/2029	EUR	100	126

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,769
Reg. S, 3.00%, 05/03/2022	EUR	100	122
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	118
Reg. S, 0.01%, 11/27/2040	EUR	100	107
Reg. S, 0.63%, 04/26/2026	EUR	100	124
Reg. S, 0.88%, 02/08/2028	EUR	100	126
Reg. S, 1.25%, 03/23/2026	EUR	775	978
Reg. S, 1.38%, 02/03/2027	EUR	25	32
Reg. S, 2.38%, 05/22/2023	EUR	30	38
Reg. S, 4.13%, 09/14/2022	EUR	1,950	2,430
4.38%, 08/04/2025		250	279
Reg. S, 5.25%, 05/23/2041	GBP	50	109
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	117
Reg. S, 0.25%, 09/30/2024	EUR	100	121
Reg. S, 0.25%, 01/17/2028	EUR	100	121
Credit Agricole SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,669
Reg. S, 1.75%, 03/05/2029	EUR	100	129
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	300	416
Reg. S, 2.38%, 05/20/2024	EUR	100	127
3.75%, 04/24/2023 (e)		2,200	2,328
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,704
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		3,850	4,004
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		495	509
(United States SOFR + 3.73%), 4.19%, 04/01/2031 (e) (aa)		2,000	2,250
Credito Emiliano SpA, (Italy), Reg. S, 0.01%, 07/07/2028 (w)	EUR	100	118
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	508
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	509
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		3,350	3,367
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,838
Reg. S, 3.75%, 06/23/2022	EUR	50	62
Danske Hypotek AB, (Sweden),
Series 2212, Reg. S, 1.00%, 12/21/2022	SEK	2,000	238
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	240
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	128
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	90
Reg. S, 0.25%, 03/08/2024	EUR	100	121
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	484
Reg. S, 1.13%, 08/30/2023	EUR	775	944
Reg. S, 1.13%, 03/17/2025	EUR	400	489
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		1,120	1,137
(United States SOFR + 2.16%), 2.22%, 09/18/2024 (aa)		435	447
3.95%, 02/27/2023		2,700	2,833
Deutsche Hypothekenbank AG, (Germany),
Reg. S, 0.13%, 11/23/2023	EUR	100	120
Reg. S, 0.50%, 06/29/2026	EUR	50	62
Deutsche Kreditbank AG, (Germany), Reg. S, 0.01%, 11/07/2029	EUR	50	59
Deutsche Pfandbriefbank AG, (Germany), Reg. S, 0.63%, 08/30/2027	EUR	100	124
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	359
Reg. S, 0.01%, 01/22/2027	EUR	200	239
Reg. S, 0.63%, 01/17/2026	EUR	600	738
Reg. S, 1.25%, 11/26/2024	EUR	700	874
Discover Bank, 3.45%, 07/27/2026		1,200	1,309
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	117
Reg. S, 0.25%, 01/23/2023	EUR	200	240
Reg. S, 0.38%, 11/20/2024	EUR	100	122
Reg. S, 1.88%, 11/21/2022	EUR	100	122
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	120
Reg. S, 0.01%, 10/27/2028	EUR	25	30
Reg. S, 0.63%, 10/27/2023	EUR	200	243
Reg. S, 0.88%, 04/17/2034	EUR	100	127
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	122
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	121
Reg. S, 0.75%, 02/05/2025	EUR	100	123
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	120
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		55	55
Reg. S, 0.88%, 01/21/2030	EUR	350	422
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		270	266
Reg. S, 1.38%, 05/15/2024	EUR	1,650	2,008
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,307
Reg. S, 2.00%, 03/22/2028	EUR	1,000	1,301
2.60%, 02/07/2030		130	135

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,150	4,244
Reg. S, 3.13%, 07/25/2029	GBP	800	1,228
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,675
3.50%, 04/01/2025		95	103
3.80%, 03/15/2030		3,200	3,600
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		350	411
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/2039 (aa)		85	104
4.75%, 10/21/2045		190	250
5.15%, 05/22/2045		116	156
6.25%, 02/01/2041		50	74
6.75%, 10/01/2037		50	73
6.88%, 01/18/2038	GBP	225	490
Hamburg Commercial Bank AG, (Germany), Reg. S, 0.25%, 04/25/2022	EUR	100	119
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	987
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	381
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	1,014
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	1,119
(GBP Swap Rate 1 Year + 0.94%), 2.18%, 06/27/2023 (aa)	GBP	425	597
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,490
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	336
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	212
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	1,007
Reg. S, 7.00%, 04/07/2038	GBP	300	640
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	126
Reg. S, 1.88%, 05/22/2023	EUR	100	124
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	118
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,781
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,480
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	1,219
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,276
Reg. S, 2.00%, 09/20/2028	EUR	300	394
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	378

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	373
4.10%, 10/02/2023		200	216
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	122
Reg. S, 0.63%, 03/23/2023	EUR	100	121
Reg. S, 1.00%, 01/27/2023	EUR	100	121
Reg. S, 1.50%, 04/10/2024	EUR	2,100	2,595
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,895
Reg. S, 3.38%, 01/24/2025	EUR	100	135
Series XR, 3.25%, 09/23/2024 (e)		2,900	3,085
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	114
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	120
Kookmin Bank, (South Korea), Reg. S, 0.05%, 07/15/2025	EUR	100	120
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/30/2023	EUR	880	1,056
Reg. S, 0.00%, 02/18/2025	EUR	120	145
Reg. S, 0.00%, 03/31/2027	EUR	500	603
Reg. S, 0.00%, 09/15/2028	EUR	270	324
Reg. S, 0.00%, 06/15/2029	EUR	254	304
Reg. S, 0.00%, 09/17/2030	EUR	150	178
Reg. S, 0.00%, 01/10/2031	EUR	170	202
Reg. S, 0.01%, 05/05/2027	EUR	520	627
0.05%, 02/28/2024	EUR	500	602
Reg. S, 0.05%, 09/29/2034	EUR	280	324
0.13%, 06/07/2023	EUR	850	1,022
0.25%, 09/15/2025	EUR	1,100	1,342
0.38%, 07/18/2025		200	197
Reg. S, 0.38%, 04/23/2030	EUR	360	443
Reg. S, 0.50%, 09/28/2026	EUR	520	645
0.50%, 09/15/2027	EUR	500	621
Reg. S, 0.88%, 07/04/2039	EUR	40	51
Reg. S, 1.00%, 12/15/2022	GBP	1,650	2,310
Reg. S, 1.13%, 06/15/2037	EUR	340	451
Reg. S, 1.38%, 12/15/2025	GBP	225	323
Reg. S, 1.38%, 07/31/2035	EUR	202	276
2.00%, 05/02/2025		195	204
2.13%, 08/15/2023	EUR	1,100	1,380
2.38%, 12/29/2022		275	284
4.70%, 06/02/2037	CAD	100	104
Reg. S, 4.88%, 03/15/2037	GBP	425	893
6.00%, 12/07/2028	GBP	500	952
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	126
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	240
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 2.75%, 11/19/2027 (aa)	EUR	2,000	2,460
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.38%, 02/18/2027	EUR	200	240

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.50%, 08/04/2022	EUR	100	120
Reg. S, 0.88%, 09/15/2025	EUR	100	125
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	120
Landesbank Hessen-Thueringen Girozentrale, (Germany), Reg. S, 0.63%, 01/12/2027	EUR	200	249
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 11/27/2029	EUR	270	322
Reg. S, 0.05%, 06/12/2023	EUR	270	324
Reg. S, 0.05%, 12/18/2029	EUR	180	216
Reg. S, 0.25%, 08/29/2025	EUR	300	365
Reg. S, 0.38%, 02/14/2028	EUR	140	173
Reg. S, 0.63%, 02/20/2030	EUR	140	176
Lansforsakringar Hypotek AB, (Sweden),
Series 515, Reg. S, 2.25%, 09/21/2022	SEK	700	84
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	120
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	73
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	500	61
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400	49
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	500	60
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	120
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	120
Reg. S, 0.25%, 03/25/2024	EUR	100	121
Reg. S, 4.88%, 03/30/2027	GBP	100	170
Reg. S, 7.63%, 04/22/2025	GBP	600	1,029
Lloyds Banking Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.50%, 11/12/2025 (aa)	EUR	2,400	2,886
(CMT Index 1 Year + 0.55%), 0.70%, 05/11/2024 (aa)		200	201
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	4,400	6,121
3.90%, 03/12/2024		2,500	2,709
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	507
Reg. S, 1.13%, 07/15/2025	EUR	975	1,198
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	127
Mitsubishi UFJ Financial Group, Inc., (Japan), 3.76%, 07/26/2023		3,150	3,365
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	3,105
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	211
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	5,625	6,691
(ICE LIBOR EUR 3 Month + 0.72%), 0.50%, 02/07/2031 (aa)	EUR	1,050	1,222
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	2,017

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 0.62%), 0.73%, 04/05/2024 (aa)		100	100
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		1,085	1,092
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		215	207
1.88%, 04/27/2027	EUR	1,300	1,679
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,314
2.63%, 03/09/2027	GBP	725	1,075
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		3,900	4,088
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		185	182
(United States SOFR + 1.49%), 3.22%, 04/22/2042 (aa)		65	69
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		270	317
4.10%, 05/22/2023		2,700	2,875
4.30%, 01/27/2045		120	149
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	12
4.88%, 11/01/2022		90	95
5.00%, 11/24/2025		140	162
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		215	320
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	54
Reg. S, 1.50%, 06/25/2024	EUR	100	125
Reg. S, 2.50%, 07/04/2028	EUR	100	141
National Australia Bank Ltd., (Australia),
Reg. S, 0.01%, 01/06/2029 (w)	EUR	100	118
Reg. S, 0.75%, 01/30/2026	EUR	100	124
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	123
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	118
Natwest Group plc, (United Kingdom),
(CMT Index 1 Year + 0.90%), 1.64%, 06/14/2027 (aa)		200	200
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,499
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	125
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	2,060
Reg. S, (UK Gilts 5 Year + 3.55%), 3.62%, 08/14/2030 (aa)	GBP	600	885
NIBC Bank NV, (Netherlands),
Reg. S, 0.13%, 04/21/2031	EUR	100	118
Reg. S, 0.63%, 06/01/2026	EUR	100	123
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	119

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Norddeutsche Landesbank-Girozentrale, (Germany), Reg. S, 0.25%, 10/28/2026	EUR	20	24
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	515
3.75%, 08/30/2023 (e)		1,900	2,028
Nordea Hypotek AB, (Sweden),
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	204
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	1,500	180
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	1,800	216
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	500	59
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	121
Reg. S, 0.63%, 10/19/2022	EUR	200	241
NRW Bank, (Germany),
Reg. S, 0.10%, 07/09/2035	EUR	100	114
Reg. S, 0.25%, 03/10/2025	EUR	120	146
Reg. S, 0.50%, 05/26/2025	EUR	320	392
Reg. S, 0.75%, 06/30/2028	EUR	260	327
1.20%, 03/28/2039	EUR	100	132
1.25%, 05/13/2049	EUR	87	120
Nykredit Realkredit A/S, (Denmark),
Series 01E, Reg. S, 1.00%, 10/01/2053	DKK	41,765	6,334
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	200	33
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	300	50
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	100	17
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	100	17
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	500	87
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	180
Reg. S, 0.25%, 09/26/2024	EUR	300	363
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100	121
Reg. S, 0.63%, 02/15/2029	EUR	100	125
Reg. S, 1.00%, 11/28/2024	EUR	150	186
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	700	760
Series 642, Reg. S, 0.00%, 02/14/2022	CHF	175	190
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	100	110
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	55
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	125	127
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	50	55
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	50	55
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	219
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	50	51
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100	108
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	50	51
Series JUL, Reg. S, 0.13%, 06/20/2031 (w)	CHF	50	54
Series JUL, Reg. S, 0.38%, 01/24/2042 (w)	CHF	50	55
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	150	164

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	989
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	300	329
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	55
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75	81
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	54
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	155	163
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50	54
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 10/01/2026	EUR	100	119
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	100	124
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 0.88%, 07/12/2028	EUR	100	127
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	256
Royal Bank of Canada, (Canada),
Reg. S, 0.25%, 01/29/2024	EUR	100	121
Reg. S, 0.25%, 05/02/2024	EUR	700	839
Reg. S, 0.63%, 09/10/2025	EUR	100	123
0.88%, 01/20/2026		130	128
1.15%, 06/10/2025		260	262
1.20%, 04/27/2026		70	70
2.25%, 11/01/2024		25	26
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	3,205
Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,410
Santander Holdings USA, Inc., 3.45%, 06/02/2025		50	54
Santander UK Group Holdings plc, (United Kingdom), 3.57%, 01/10/2023		200	203
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	124
Reg. S, 5.75%, 03/02/2026	GBP	100	171
Series 61, Reg. S, 0.25%, 04/21/2022	EUR	100	119
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	927
Reg. S, 0.25%, 05/19/2023	EUR	325	389
Reg. S, 0.63%, 01/30/2023	EUR	100	121
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	518
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	239
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	64
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	240
Societe Generale SA, (France),
Reg. S, 0.75%, 01/25/2027	EUR	2,200	2,637
Reg. S, 1.13%, 01/23/2025	EUR	100	123
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)	EUR	3,300	3,911
Reg. S, 1.25%, 12/07/2027	GBP	500	673
(CMT Index 1 Year + 1.00%), 1.79%, 06/09/2027 (e) (aa)		2,595	2,590
2.63%, 01/22/2025 (e)		2,100	2,191
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	120

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 06/26/2024	EUR	100	121
Reg. S, 1.00%, 01/30/2029	EUR	100	128
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	720
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	847
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	117
Reg. S, 0.75%, 10/17/2025	EUR	100	124
Stadshypotek AB, (Sweden),
Reg. S, 0.13%, 10/05/2026	EUR	130	157
Reg. S, 0.38%, 02/22/2023	EUR	100	120
Series 1587, Reg. S, 1.50%, 06/01/2023	SEK	2,000	241
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	243
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	244
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	254
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		1,800	1,890
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	4,100	4,951
Reg. S, 0.55%, 11/06/2023	EUR	100	121
Sumitomo Mitsui Financial Group, Inc., (Japan),
2.45%, 09/27/2024		200	210
2.70%, 07/16/2024		3,700	3,912
3.75%, 07/19/2023		20	21
3.94%, 10/16/2023		120	129
SVB Financial Group,
1.80%, 02/02/2031		425	407
2.10%, 05/15/2028		120	122
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.50%, 02/18/2030	EUR	975	1,155
Reg. S, (EUR Swap Rate 5 Year + 0.80%), 1.25%, 03/02/2028 (aa)	EUR	1,675	2,025
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.63%, 10/30/2025	EUR	100	123
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	238
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	236
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	126
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	856
Reg. S, 1.00%, 06/01/2022	EUR	425	511
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	2,313
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	120
Series 191, Reg. S, 1.00%, 06/15/2022	SEK	1,700	201
Series 192, Reg. S, 1.00%, 03/15/2023	SEK	1,000	119
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	60
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	132
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	1,500	180

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	145
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	121
Reg. S, 0.38%, 04/27/2023	EUR	100	120
2.65%, 06/12/2024		50	53
3.25%, 03/11/2024		20	21
Truist Financial Corp.,
1.20%, 08/05/2025		160	162
3.88%, 03/19/2029		1,400	1,596
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,407
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	245
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,769
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,900	4,002
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	60
Reg. S, 0.01%, 03/10/2031	EUR	125	147
Reg. S, 0.25%, 01/15/2032	EUR	50	60
Reg. S, 0.85%, 05/22/2034	EUR	50	63
Reg. S, 0.88%, 01/11/2029	EUR	100	127
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	113
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	121
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,421
6.57%, 01/14/2022 (e)		700	722
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	119
US Bancorp, 0.85%, 06/07/2024	EUR	700	853
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	54
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	269
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	151
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	771
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	120
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,533
Reg. S, 2.13%, 09/24/2031	GBP	500	702
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		400	419
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	2,022

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,717
3.75%, 01/24/2024		265	285
4.75%, 12/07/2046		95	120
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	96
Westpac Banking Corp., (Australia),
Reg. S, 0.38%, 04/02/2026	EUR	100	122
Reg. S, (EUR Swap Rate 5 Year + 1.05%), 0.77%, 05/13/2031 (aa)	EUR	875	1,036
Westpac Securities NZ Ltd., (New Zealand), Reg. S, 0.25%, 04/06/2022	EUR	100	119
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	126

			365,584

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	120
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	161
Affiliated Managers Group, Inc.,
3.30%, 06/15/2030		100	108
3.50%, 08/01/2025		20	22
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	175
Air Lease Corp.,
2.63%, 07/01/2022		95	97
3.50%, 01/15/2022		20	20
Ally Financial, Inc.,
1.45%, 10/02/2023		40	40
3.05%, 06/05/2023		40	42
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	200	242
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	101
AXA Bank Europe SCF, (France), Reg. S, 0.50%, 04/18/2025	EUR	200	245
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	115
AYT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	126
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	137
BPCE SFH SA, (France),
Reg. S, 0.01%, 05/27/2030	EUR	100	118
Reg. S, 0.01%, 01/29/2036	EUR	100	112
Reg. S, 0.63%, 09/22/2027	EUR	100	125
Reg. S, 0.75%, 09/02/2025	EUR	100	124
Reg. S, 2.38%, 11/29/2023	EUR	200	253

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Brookfield Finance, Inc., (Canada), 4.00%, 04/01/2024		40	43
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	119
Reg. S, 0.13%, 04/30/2027	EUR	100	121
Reg. S, 2.38%, 03/05/2024	CHF	50	58
3.30%, 09/23/2022	EUR	100	124
3.90%, 10/20/2023	EUR	100	130
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	515
1.65%, 06/12/2029	EUR	1,078	1,353
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	138
Charles Schwab Corp. (The), 1.15%, 05/13/2026		105	105
CI Financial Corp., (Canada), 4.10%, 06/15/2051		60	62
Clifford Capital Pte Ltd., (Singapore), Reg. S, 3.11%, 08/18/2032		200	205
CME Group, Inc., 5.30%, 09/15/2043		140	202
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.13%, 12/16/2024	EUR	100	121
Reg. S, 0.38%, 09/30/2024	EUR	100	121
Reg. S, 0.50%, 02/19/2026	EUR	100	123
Reg. S, 0.63%, 11/28/2022	EUR	100	120
Reg. S, 0.88%, 08/11/2028	EUR	200	254
Reg. S, 0.88%, 05/06/2034	EUR	100	127
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	126
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 1.00%, 01/30/2029	EUR	100	128
Reg. S, 4.13%, 01/19/2024	EUR	100	132
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	27
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	119
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	49
FCA Bank SpA, (Italy),
Reg. S, 0.00%, 04/16/2024	EUR	750	889
Reg. S, 0.25%, 02/28/2023	EUR	3,000	3,577
GE Capital International Funding Co.Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	240
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	550	1,040
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	46
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	117
Intercontinental Exchange, Inc.,
3.75%, 12/01/2025		25	28
4.25%, 09/21/2048		50	59

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,428
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.25%, 07/01/2023	EUR	100	120
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	33
Series CCE, Reg. S, 0.01%, 10/01/2027	EUR	100	119
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	17
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	123
Reg. S, 2.38%, 01/15/2024	EUR	100	127
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	1,000	1,300
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025	1,360
3.85%, 03/26/2050		40	48
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	1,950	2,346
1.75%, 05/19/2023	EUR	1,025	1,253
4.25%, 06/01/2024		60	65
Nomura Holdings, Inc., (Japan), 2.65%, 01/16/2025		2,200	2,312
Nordea Kredit Realkreditaktieselskab, (Denmark),
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	33
Series CT2, Reg. S, 1.00%, 10/01/2022	DKK	400	65
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	299
1.40%, 07/15/2028		775	777
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	165
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	192	280
Reg. S, 2.00%, 01/23/2029	GBP	700	1,036
Realkredit Danmark A/S, (Denmark), Series 22S, Reg. S, 0.00%, 10/01/2040	DKK	48	7
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/20/2023	EUR	100	120
Reg. S, 0.50%, 06/02/2025	EUR	100	123
Reg. S, 0.50%, 01/28/2026	EUR	100	123
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	77
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	95
Visa, Inc., 2.70%, 04/15/2040		190	197
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	452
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,888

			29,609

Insurance — 0.8%
Aflac, Inc., 4.75%, 01/15/2049		190	251

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Ageas SA, (Belgium), Reg. S, (ICE LIBOR EUR 3 Month + 3.10%), 1.88%, 11/24/2051 (aa)	EUR	400	477
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	3,102
American International Group, Inc., 3.40%, 06/30/2030		3,080	3,381
Aon Corp., 2.80%, 05/15/2030		50	53
Aon plc, (Ireland), 4.60%, 06/14/2044		10	12
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	129
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	699
Reg. S, 4.13%, 05/04/2026	EUR	100	139
Athene Global Funding, 2.50%, 01/14/2025 (e)		20	21
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		25	27
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	654
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	389
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	625	740
(ICE LIBOR GBP 3 Month + 2.75%), Reg. S, 6.69%, 07/06/2026 (x) (aa)	GBP	375	633
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	425	631
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	1,189
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,215
Brown & Brown, Inc., 4.20%, 09/15/2024		65	71
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	2,552
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,458
CNP Assurances, (France), Reg. S, 0.38%, 03/08/2028	EUR	400	464
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	1,200	1,490
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	135
Enstar Group Ltd., (Bermuda), 4.95%, 06/01/2029		90	103
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	795
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031 (e)		1,670	1,742
4.63%, 04/29/2030		317	364

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Insurance — continued
Helvetia Europe SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.95%), 2.75%, 09/30/2041 (aa)	EUR	1,500	1,918
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	448
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	676
Reg. S, (UK Gilts 5 Year + 4.58%), 5.38%, 10/27/2045 (aa)	GBP	300	478
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,478
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		830	920
Loews Corp., 3.20%, 05/15/2030		10	11
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	707
Markel Corp.,
3.45%, 05/07/2052		1,000	1,030
3.50%, 11/01/2027		5	6
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	4,155
4.20%, 03/01/2048		190	235
4.75%, 03/15/2039		179	229
4.90%, 03/15/2049		45	62
MetLife, Inc., 4.05%, 03/01/2045		75	90
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,354
Reg. S, 0.55%, 06/16/2027	EUR	775	943
Reg. S, 1.63%, 09/21/2029	GBP	1,125	1,584
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France),
Reg. S, 0.63%, 06/21/2027	EUR	1,000	1,179
Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 2.13%, 06/21/2052 (aa)	EUR	1,000	1,196
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,830
Old Republic International Corp., 3.85%, 06/11/2051		95	101
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,904
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	2,364
Reg. S, 6.63%, 12/18/2025	GBP	425	710
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,518
Progressive Corp. (The),
4.13%, 04/15/2047		190	233
4.20%, 03/15/2048		70	87

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	660
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	910
Storebrand Livsforsikring A/S, (Norway), Reg. S, (ICE LIBOR EUR 6 Month + 2.95%), 1.88%, 09/30/2051 (aa)	EUR	600	699
Unum Group, 4.00%, 06/15/2029		1,700	1,910
W R Berkley Corp., 4.00%, 05/12/2050		700	800
Willis North America, Inc.,
2.95%, 09/15/2029		50	53
3.60%, 05/15/2024		100	107
XLIT Ltd., (Cayman Islands), (ICE LIBOR EUR 3 Month + 2.90%), 3.25%, 06/29/2047 (aa)	EUR	1,300	1,727

			59,228

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		230	229
3.25%, 07/15/2025		90	95
3.50%, 02/10/2023		92	95
3.88%, 01/15/2026		87	93
4.25%, 03/01/2025		165	178
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026		140	143
EXOR NV, (Netherlands),
Reg. S, 0.88%, 01/19/2031	EUR	450	529
Reg. S, 1.75%, 01/18/2028	EUR	500	638
Reg. S, 2.13%, 12/02/2022	EUR	225	274
FS KKR Capital Corp.,
2.63%, 01/15/2027		200	198
3.40%, 01/15/2026		240	249
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026		345	357
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	477
Reg. S, 1.50%, 09/12/2030	EUR	700	914
Owl Rock Capital Corp.,
2.88%, 06/11/2028		10	10
3.40%, 07/15/2026		25	26
Prospect Capital Corp., 3.36%, 11/15/2026		75	75
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,300	2,729

			7,309

Private Equity — 0.1%
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	653
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,630
Reg. S, 2.00%, 02/15/2024	EUR	500	618

			3,901

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — 0.3%
Acef Holding SCA, (Luxembourg), Reg. S, 0.75%, 06/14/2028	EUR	725	857
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	2,000	2,478
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	89
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, (Luxembourg), Reg. S, 0.50%, 01/27/2028	EUR	775	910
CBRE Services, Inc., 2.50%, 04/01/2031		152	154
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,972
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	150
CTP NV, (Netherlands), Reg. S, 1.25%, 06/21/2029	EUR	300	351
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	1,251
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,462
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	612
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,808
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,495
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	583
Reg. S, 2.63%, 02/28/2028	GBP	625	934
Reg. S, 2.75%, 07/20/2057	GBP	225	347
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	32	51
Notting Hill Genesis, (United Kingdom), Reg. S, 2.00%, 06/03/2036	GBP	300	414
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 4.13%, 02/01/2029 (e)		900	1,027
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	717
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	1,575	1,887
Reg. S, 1.75%, 01/14/2025	EUR	850	1,055
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	84	172
Tesco Property Finance 3 plc, (United Kingdom), Reg. S, 5.74%, 04/13/2040	GBP	47	88
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	37	62
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	363
Reg. S, 0.88%, 07/03/2023	EUR	100	121

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Reg. S, 1.63%, 04/07/2024	EUR	500	618

			22,028

REITS — 0.6%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033		40	38
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	237
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	21
American Tower Corp.,
1.00%, 01/15/2032	EUR	3,000	3,566
1.30%, 09/15/2025		60	60
1.38%, 04/04/2025	EUR	1,050	1,299
3.38%, 05/15/2024		25	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		375	420
4.13%, 06/15/2026		2,300	2,561
4.13%, 05/15/2029		875	981
Camden Property Trust, 3.35%, 11/01/2049		10	11
Crown Castle International Corp., 1.35%, 07/15/2025		100	101
Digital Realty Trust LP, 4.75%, 10/01/2025		50	57
Digital Stout Holding LLC, Reg. S, 3.75%, 10/17/2030	GBP	550	870
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	1,174
2.63%, 11/18/2024		120	126
ERP Operating LP, 2.85%, 11/01/2026		50	53
GLP Capital LP / GLP Financing II, Inc., 3.35%, 09/01/2024		20	21
4.00%, 01/15/2030		5	5
4.00%, 01/15/2031		284	306
5.30%, 01/15/2029		135	157
5.38%, 11/01/2023		30	33
5.75%, 06/01/2028		60	72
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,485
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/2029		29	30
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,954
Life Storage LP, 3.88%, 12/15/2027		50	56
LifeStorage LP, 3.50%, 07/01/2026		205	224
Office Properties Income Trust, 2.65%, 06/15/2026		100	102
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027		36	40
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	1,425	1,691
Prologis LP,
2.13%, 10/15/2050		20	17
2.25%, 06/30/2029	GBP	600	883
3.25%, 10/01/2026		50	55

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
REITS — continued
Public Storage,
2.30%, 05/01/2031		200	204
3.09%, 09/15/2027		220	241
3.39%, 05/01/2029		145	161
Rayonier LP, 2.75%, 05/17/2031		145	147
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	137
3.00%, 01/15/2027		2,000	2,162
3.88%, 07/15/2024		100	108
3.88%, 04/15/2025		100	110
Simon International Finance SCA, (Luxembourg),
Reg. S, 1.13%, 03/19/2033	EUR	1,000	1,191
Reg. S, 1.25%, 05/13/2025	EUR	425	527
Simon Property Group LP, 3.50%, 09/01/2025		80	88
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	975
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,571
VEREIT Operating Partnership LP,
2.85%, 12/15/2032		800	837
3.10%, 12/15/2029		800	855
Welltower, Inc.,
2.75%, 01/15/2031		50	52
3.10%, 01/15/2030		1,500	1,599
4.50%, 01/15/2024		3,500	3,793
4.50%, 12/01/2034	GBP	300	507
4.80%, 11/20/2028	GBP	850	1,405
Weyerhaeuser Co.,
4.00%, 11/15/2029		35	40
4.00%, 04/15/2030		1,500	1,708
WP Carey, Inc., 2.25%, 04/01/2033		1,000	959
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	2,098
1.35%, 04/15/2028	EUR	425	521

			41,729

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	124
Reg. S, 5.63%, 01/28/2026	GBP	100	169
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	119

			412

Total Financial			529,800

Government — 1.7%
Multi-National — 1.0%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	1,121
0.88%, 05/24/2028	EUR	200	253
1.63%, 09/16/2022		65	66
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	2,196

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
1.63%, 01/24/2023		330	337
1.75%, 09/13/2022		270	275
2.63%, 01/30/2024		258	272
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.38%, 10/27/2022	EUR	725	870
Reg. S, 0.38%, 03/27/2025	EUR	175	214
Reg. S, 0.63%, 01/30/2029	EUR	800	1,005
Reg. S, 0.75%, 06/09/2025	EUR	50	62
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,199
EUROFIMA, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	991
4.55%, 03/30/2027	CAD	400	372
5.50%, 06/07/2032	GBP	300	586
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		95	95
6.45%, 12/13/2022	IDR	10,000,000	706
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,843
0.00%, 03/15/2024	EUR	300	361
0.00%, 03/25/2025	EUR	10,200	12,303
Reg. S, 0.00%, 03/13/2026	EUR	700	845
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,809
Zero Coupon, 05/28/2037 (e)	CAD	150	79
Reg. S, 0.01%, 11/15/2035	EUR	200	227
0.05%, 01/16/2030	EUR	1,500	1,797
Reg. S, 0.25%, 06/15/2040	EUR	50	57
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,688
0.63%, 07/25/2025		20	20
Reg. S, 0.88%, 12/15/2023	GBP	1,375	1,930
0.88%, 09/13/2047	EUR	100	127
Reg. S, 1.00%, 04/14/2032	EUR	1,675	2,185
Reg. S, 1.00%, 11/14/2042	EUR	1,475	1,940
Reg. S, 1.13%, 09/15/2036	EUR	2,050	2,704
Reg. S, 1.38%, 03/07/2025	GBP	100	143
1.50%, 10/16/2048	EUR	445	648
1.63%, 03/14/2025		150	155
Reg. S, 2.25%, 10/14/2022	EUR	4,100	5,042
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,426
2.50%, 03/15/2023		180	187
2.75%, 09/13/2030	EUR	130	194
Reg. S, 3.00%, 09/28/2022	EUR	4,600	5,701
3.13%, 12/14/2023		250	267
3.25%, 01/29/2024		315	337
Reg. S, 3.63%, 03/14/2042	EUR	25	48
Reg. S, 4.50%, 03/07/2044	GBP	1,100	2,454
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	719
Series 1981, 2.63%, 03/15/2035	EUR	40	62
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	1,419
FMS Wertmanagement, (Germany), Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,686

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Multi-National — continued
Inter-American Development Bank, (Supranational),
1.25%, 12/15/2023	GBP	1,650	2,337
2.13%, 01/15/2025		250	263
2.50%, 01/18/2023		230	238
2.63%, 01/16/2024		130	137
3.00%, 02/21/2024		200	213
7.88%, 03/14/2023	IDR	10,000,000	726
International Finance Corp., (Supranational), 2.88%, 07/31/2023		80	84
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	219
2.40%, 10/26/2022		303	309

			69,549

Municipal — 0.0% (g)
Transport for London, (United Kingdom), Reg. S, 4.00%, 09/12/2033	GBP	500	858
5.00%, 03/31/2035	GBP	200	359

			1,217

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero
Coupon, 01/14/2032	EUR	500	567

Sovereign — 0.7%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,592
Reg. S, 0.13%, 10/17/2023	EUR	3,500	4,211
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,221
Reg. S, 0.50%, 01/20/2023	EUR	3,425	4,131
Reg. S, 0.50%, 07/11/2025	EUR	1,000	1,228
Reg. S, 0.63%, 10/16/2026	EUR	100	124
Reg. S, 0.70%, 01/20/2050	EUR	1,300	1,564
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,913
Reg. S, 1.20%, 02/17/2045	EUR	1,225	1,636
Reg. S, 1.45%, 09/05/2040	EUR	170	236
Reg. S, 1.75%, 07/17/2053	EUR	1,050	1,623
Reg. S, 2.25%, 09/05/2022	EUR	3,700	4,537
Reg. S, 2.75%, 12/03/2029	EUR	520	764
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	2,389
Reg. S, 0.00%, 02/10/2023	EUR	100	120
Reg. S, 0.10%, 07/31/2023	EUR	2,000	2,403
Reg. S, 0.50%, 03/02/2026	EUR	400	494
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,833
Reg. S, 0.88%, 07/18/2042	EUR	20	25
Reg. S, 1.75%, 10/20/2045	EUR	50	75
Reg. S, 1.80%, 11/02/2046	EUR	920	1,409
Reg. S, 1.85%, 12/01/2055	EUR	80	130
Reg. S, 2.13%, 11/20/2023	EUR	700	883

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
European Union, (Supranational),
Reg. S, 0.00%, 11/04/2025	EUR	698	844
Reg. S, 0.00%, 07/04/2035	EUR	350	396
Reg. S, 0.10%, 10/04/2040	EUR	975	1,069
Reg. S, 0.20%, 06/04/2036		EUR 1,000	1,156
Reg. S, 0.30%, 11/04/2050	EUR	1,220	1,313
Reg. S, 0.50%, 04/04/2025	EUR	1,875	2,305
Reg. S, 0.63%, 11/04/2023	EUR	925	1,128
Reg. S, 0.75%, 04/04/2031	EUR	2,025	2,571
Reg. S, 1.13%, 04/04/2036	EUR	665	873
Reg. S, 3.75%, 04/04/2042	EUR	15	29
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	523
Reg. S, 4.50%, 12/07/2038	GBP	110	227
5.10%, 03/07/2051	GBP	50	129

			47,104

Total Government			118,437

Industrial — 1.3%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	131
Reg. S, 2.38%, 06/09/2040	EUR	900	1,237
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,302
Boeing Co. (The),
4.51%, 05/01/2023		250	267
4.88%, 05/01/2025		130	146
5.71%, 05/01/2040		2,300	2,965
5.81%, 05/01/2050		105	141
5.93%, 05/01/2060		30	41
General Dynamics Corp., 2.25%, 06/01/2031		100	103
Raytheon Technologies Corp.,
3.20%, 03/15/2024		30	32
3.95%, 08/16/2025		140	156
7.20%, 08/15/2027		20	26
Teledyne Technologies, Inc., 2.75%, 04/01/2031		2,635	2,710

			9,257

Building Materials — 0.2%
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,504
Carrier Global Corp.,
2.24%, 02/15/2025		20	21
2.49%, 02/15/2027		10	11
3.38%, 04/05/2040		60	63
3.58%, 04/05/2050		85	90
Danfoss Finance I BV, (Netherlands), Reg. S, 0.13%, 04/28/2026	EUR	1,850	2,190
Eagle Materials, Inc., 2.50%, 07/01/2031 (w)		270	268
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029		31	33

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
HeidelbergCement Finance Luxembourg SA, (Luxembourg),
Reg. S, 1.13%, 12/01/2027	EUR	25	31
Reg. S, 2.50%, 10/09/2024	EUR	30	39
Imerys SA, (France),
Reg. S, 1.00%, 07/15/2031	EUR	500	589
Reg. S, 2.00%, 12/10/2024	EUR	600	756
LafargeHolcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	425	638
Lennox International, Inc., 1.35%, 08/01/2025		27	27
Martin Marietta Materials, Inc.,
2.40%, 07/15/2031 (w)		145	145
3.20%, 07/15/2051 (w)		120	120
4.25%, 07/02/2024		4,540	4,949
Mohawk Capital Finance SA, (Luxembourg), 1.75%, 06/12/2027	EUR	400	508
Owens Corning,
3.88%, 06/01/2030		100	111
3.95%, 08/15/2029		1,000	1,131
Vulcan Materials Co.,
3.50%, 06/01/2030		60	66
4.50%, 04/01/2025		10	11
4.70%, 03/01/2048		900	1,135

			14,436

Electrical Components & Equipments — 0.1%
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,613
Schneider Electric SE, (France), Reg. S, 1.50%, 09/08/2023	EUR	1,000	1,227
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	687
Reg. S, 2.38%, 05/11/2027	EUR	175	230

			3,757

Electronics — 0.1%
Agilent Technologies, Inc.,
2.10%, 06/04/2030		282	279
2.30%, 03/12/2031		100	100
2.75%, 09/15/2029		60	63
3.05%, 09/22/2026		100	108
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	90
Amphenol Corp., 2.80%, 02/15/2030		147	156
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,620
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	23
Flex Ltd., (Singapore), 3.75%, 02/01/2026		25	27
FLIR Systems, Inc., 2.50%, 08/01/2030		1,625	1,639
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	222
4.60%, 04/06/2027		55	64

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electronics — continued
Trimble, Inc.,
4.15%, 06/15/2023		100	106
4.90%, 06/15/2028		235	276

			4,773

Engineering & Construction — 0.1%
Aeroporti di Roma SpA, (Italy), Series A4, 5.44%, 02/20/2023	GBP	50	74
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	373
Reg. S, 1.50%, 07/02/2032	EUR	100	128
Reg. S, 2.75%, 04/02/2030	EUR	1,200	1,695
Cellnex Finance Co. SA, (Spain), Reg. S, 2.00%, 02/15/2033	EUR	1,200	1,408
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	589
Reg. S, 6.45%, 12/10/2031	GBP	225	427
Reg. S, 6.75%, 12/03/2026	GBP	50	87
Reg. S, 7.13%, 02/14/2024	GBP	425	671
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	360
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	710
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	1,375	1,631

			8,153

Environmental Control — 0.0% (g)
Republic Services, Inc., 2.50%, 08/15/2024		50	53
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	207
4.25%, 12/01/2028		30	35

			295

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		30	32

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp., 0.90%, 03/02/2026		265	265
Caterpillar, Inc., 3.25%, 04/09/2050		90	99
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	602
Oshkosh Corp., 3.10%, 03/01/2030		5	5

			971

Machinery — Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	520
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,184
IDEX Corp.,
2.63%, 06/15/2031		100	102
3.00%, 05/01/2030		332	351

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery — Diversified — continued
John Deere Capital Corp., 2.60%, 03/07/2024		50	53
John Deere Cash Management SA, (Luxembourg),
Reg. S, 1.38%, 04/02/2024	EUR	1,600	1,981
Reg. S, 1.65%, 06/13/2039	EUR	425	574
Reg. S, 2.20%, 04/02/2032	EUR	825	1,154
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	21
3.36%, 02/15/2050		10	10
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	53
4.40%, 03/15/2024		1,800	1,951

			7,954

Miscellaneous Manufacturers — 0.1%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 1.38%, 09/12/2022	EUR	900	1,083
Alstom SA, (France), Reg. S, 0.00%, 01/11/2029	EUR	200	230
General Electric Co.,
4.25%, 05/01/2040		30	35
4.35%, 05/01/2050		5	6
Reg. S, 5.38%, 12/18/2040	GBP	4	8
6.75%, 03/15/2032		50	69
Illinois Tool Works, Inc., 1.25%, 05/22/2023	EUR	1,025	1,246
Parker-Hannifin Corp.,
1.13%, 03/01/2025	EUR	850	1,047
4.00%, 06/14/2049		25	30
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,337
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	24
Textron, Inc., 2.45%, 03/15/2031		1,900	1,904
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		105	132

			8,151

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	2,387
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,786
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,451

			7,624

Transportation — 0.4%
AP Moller—Maersk A/S, (Denmark),
Reg. S, 1.75%, 03/16/2026	EUR	850	1,082
Reg. S, 4.00%, 04/04/2025	GBP	800	1,227
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	538

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		50	61
4.55%, 09/01/2044		170	218
4.95%, 09/15/2041		700	920
5.40%, 06/01/2041		70	96
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	158
Reg. S, 0.50%, 04/09/2027	EUR	140	171
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,607
Reg. S, 1.38%, 04/16/2040	EUR	50	64
Reg. S, 1.50%, 08/26/2024	CHF	500	574
Reg. S, 1.50%, 12/08/2032	EUR	200	266
Reg. S, 1.63%, 08/16/2033	EUR	100	133
1.99%, 07/08/2030	AUD	200	145
Reg. S, 2.75%, 06/20/2022	GBP	500	708
Reg. S, 3.50%, 09/27/2024	AUD	300	243
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	2,034
FedEx Corp.,
1.30%, 08/05/2031	EUR	1,125	1,400
0.45%, 05/04/2029	EUR	1,000	1,181
1.63%, 01/11/2027	EUR	700	891
3.25%, 05/15/2041		50	51
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	810	1,015
Ile-de-France Mobilites, (France), Reg. S, 1.00%, 05/25/2034	EUR	200	249
Kansas City Southern, 4.20%, 11/15/2069		10	12
La Poste SA, (France),
Reg. S, 0.38%, 09/17/2027	EUR	100	120
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,586
Reg. S, 0.63%, 01/18/2036	EUR	600	679
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,280
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	343
Norfolk Southern Corp., 4.10%, 05/15/2121		15	16
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	453
3.00%, 10/24/2033	EUR	100	157
Reg. S, 3.38%, 05/18/2032	EUR	4	6
Reg. S, 3.88%, 06/30/2025	EUR	80	111
Reg. S, 4.88%, 06/27/2022	EUR	500	625
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,471
5.30%, 04/01/2050		150	220

			23,111

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.88%, 07/11/2022 (e)		2,800	2,921

Total Industrial			91,435

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Technology — 0.5%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		177	177
Apple, Inc.,
1.00%, 11/10/2022	EUR	700	846
1.38%, 05/24/2029	EUR	100	130
1.63%, 11/10/2026	EUR	1,125	1,451
2.05%, 09/11/2026		140	147
2.38%, 02/08/2041		35	34
2.65%, 02/08/2051		30	29
2.80%, 02/08/2061		20	19
3.05%, 07/31/2029	GBP	425	676
3.25%, 02/23/2026		50	55
3.35%, 02/09/2027		15	17
3.75%, 11/13/2047		1,000	1,172
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	122
Dell International LLC / EMC Corp.,
5.45%, 06/15/2023		100	109
5.85%, 07/15/2025		10	12
6.02%, 06/15/2026		85	102
6.10%, 07/15/2027		5	6
6.20%, 07/15/2030		5	6
8.10%, 07/15/2036		123	188
8.35%, 07/15/2046		212	347
Fortinet, Inc., 2.20%, 03/15/2031		475	474
Genpact Luxembourg Sarl, (Luxembourg),
3.38%, 12/01/2024		1,400	1,496
3.70%, 04/01/2022		100	102
Hewlett Packard Enterprise Co.,
4.45%, 10/02/2023		120	130
6.35%, 10/15/2045		15	20
HP, Inc.,
2.20%, 06/17/2025		100	104
2.65%, 06/17/2031 (e)		340	341
3.00%, 06/17/2027		100	107
6.00%, 09/15/2041		47	62
NetApp, Inc., 1.88%, 06/22/2025		1,760	1,811
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	585
Reg. S, 1.50%, 04/03/2024	EUR	2,600	3,195
Reg. S, 1.88%, 07/02/2025	EUR	200	252

			14,324

Semiconductors — 0.2%
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	122
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,872
Broadcom, Inc.,
3.15%, 11/15/2025		7	8
3.42%, 04/15/2033 (e)		73	77
3.46%, 09/15/2026		80	87
3.47%, 04/15/2034 (e)		100	105
3.50%, 02/15/2041 (e)		5	5
3.75%, 02/15/2051 (e)		45	47

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — continued
4.11%, 09/15/2028		20	23
5.00%, 04/15/2030		2,980	3,522
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	964
Reg. S, 1.13%, 06/24/2026	EUR	200	248
Micron Technology, Inc., 2.50%, 04/24/2023		110	114
4.66%, 02/15/2030		297	345
NVIDIA Corp., 3.70%, 04/01/2060		10	12
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 3.40%, 05/01/2030 (e)		1,000	1,092
NXP BV / NXP Funding LLC, (Multinational), 3.88%, 09/01/2022 (e)		2,600	2,696
4.88%, 03/01/2024 (e)		150	165
Texas Instruments, Inc.,
1.75%, 05/04/2030		90	90
4.15%, 05/15/2048		17	21
Xilinx, Inc., 2.38%, 06/01/2030		95	97

			11,712

Software — 0.1%
Activision Blizzard, Inc.,
1.35%, 09/15/2030		2,000	1,872
2.50%, 09/15/2050		100	90
Adobe, Inc., 2.30%, 02/01/2030		88	92
Autodesk, Inc., 2.85%, 01/15/2030		71	75
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		400	408
Electronic Arts, Inc.,
1.85%, 02/15/2031		25	24
2.95%, 02/15/2051		60	59
Fidelity National Information Services, Inc., 1.15%, 03/01/2026		100	99
2.25%, 03/01/2031		730	730
3.10%, 03/01/2041		180	185
3.36%, 05/21/2031	GBP	100	155
Fiserv, Inc., 2.65%, 06/01/2030		155	161
Intuit, Inc., 1.65%, 07/15/2030		355	349
Microsoft Corp.,
2.53%, 06/01/2050		1,100	1,081
2.68%, 06/01/2060		110	110
3.04%, 03/17/2062		10	11
Oracle Corp.,
1.65%, 03/25/2026		40	40
2.50%, 04/01/2025		350	368
3.65%, 03/25/2041		95	101
3.85%, 04/01/2060		60	64
3.95%, 03/25/2051		70	76
4.10%, 03/25/2061		80	89
Roper Technologies, Inc.,
1.75%, 02/15/2031		2,000	1,924
2.35%, 09/15/2024		200	210
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	62

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Software — continued
ServiceNow, Inc., 1.40%, 09/01/2030		2,025	1,902
VMware, Inc., 4.50%, 05/15/2025		95	106

			10,443

Total Technology			36,479

Utilities — 1.6%
Electric — 1.2%
A2A SpA, (Italy), Reg. S, 1.00%, 07/16/2029	EUR	100	124
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	118
Reg. S, 2.63%, 07/15/2024	EUR	100	127
AEP Texas, Inc., Series I, 2.10%, 07/01/2030		2,600	2,554
AES Corp. (The), 2.45%, 01/15/2031 (e)		25	25
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	130
Ameren Corp.,
2.50%, 09/15/2024		30	32
3.50%, 01/15/2031		10	11
Ameren Illinois Co.,
1.55%, 11/15/2030		30	29
3.25%, 03/15/2050		1,200	1,298
American Electric Power Co., Inc.,
2.30%, 03/01/2030		25	25
3.25%, 03/01/2050		20	20
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	24
Series Z, 3.70%, 05/01/2050		45	50
Arizona Public Service Co.,
2.60%, 08/15/2029		84	88
3.35%, 05/15/2050		10	11
4.25%, 03/01/2049		10	12
Atlantic City Electric Co., 4.00%, 10/15/2028		50	57
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		10	10
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	10
4.25%, 10/15/2050		15	18
5.15%, 11/15/2043		60	79
Black Hills Corp.,
3.05%, 10/15/2029		20	21
3.88%, 10/15/2049		10	11
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	1,899
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/2050		45	46
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	47
4.25%, 11/01/2028		10	12
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	122
Reg. S, 2.13%, 07/29/2032	EUR	100	135

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Commonwealth Edison Co.,
3.00%, 03/01/2050		100	104
3.70%, 08/15/2028		10	11
4.00%, 03/01/2048		25	30
4.00%, 03/01/2049		10	12
4.70%, 01/15/2044		1,000	1,286
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	913
Consolidated Edison Co. of New York, Inc.,
3.85%, 06/15/2046		10	11
Series 09-C, 5.50%, 12/01/2039		10	13
Series 20A, 3.35%, 04/01/2030		70	77
Series 20B, 3.95%, 04/01/2050		55	63
Series A, 4.13%, 05/15/2049		20	23
Series E, 4.65%, 12/01/2048		10	12
Consumers Energy Co.,
2.50%, 05/01/2060		10	9
3.10%, 08/15/2050		30	32
3.25%, 08/15/2046		1,100	1,180
3.75%, 02/15/2050		25	29
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,796
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	243
4.25%, 06/01/2028		20	23
Series A, 4.60%, 03/15/2049		10	13
Series C, 3.38%, 04/01/2030		20	22
DTE Electric Co.,
2.95%, 03/01/2050		25	26
3.70%, 03/15/2045		1,100	1,257
3.95%, 03/01/2049		10	12
DTE Energy Co.,
Series C, 3.40%, 06/15/2029		20	22
Series F, 1.05%, 06/01/2025		1,400	1,400
Duke Energy Carolinas LLC, 5.30%, 02/15/2040		10	14
Duke Energy Corp.,
2.45%, 06/01/2030		10	10
2.55%, 06/15/2031		10	10
2.65%, 09/01/2026		30	32
3.75%, 09/01/2046		10	11
4.20%, 06/15/2049		20	22
Duke Energy Florida LLC, 4.20%, 07/15/2048		10	12
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	20
Series YYY, 3.25%, 10/01/2049		40	42
Duke Energy Ohio, Inc.,
3.65%, 02/01/2029		10	11
3.70%, 06/15/2046		1,700	1,903
4.30%, 02/01/2049		80	99
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	744
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	123

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
EDP — Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	127
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	893
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	744
Reg. S, 1.88%, 10/13/2036	EUR	100	132
Reg. S, 2.00%, 12/09/2049	EUR	600	763
Reg. S, 5.13%, 09/22/2050	GBP	400	855
Reg. S, (GBP Swap Rate 15 Year + 3.05%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	471
5.88%, 07/18/2031	GBP	265	497
Reg. S, (GBP Swap Rate 13 Year + 3.96%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	154
Reg. S, 6.13%, 06/02/2034	GBP	300	602
EnBW Energie Baden-Wuerttemberg AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	122
EnBW International Finance BV, (Netherlands), Reg. S, 0.63%, 04/17/2025	EUR	200	243
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,713
2.65%, 09/10/2024 (e)		3,500	3,674
3.50%, 04/06/2028 (e)		1,700	1,863
Enel SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.68%), 2.25%, 12/10/2026 (x) (aa)	EUR	350	434
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	38
Enexis Holding NV, (Netherlands),
Reg. S, 0.88%, 04/28/2026	EUR	100	124
Reg. S, 1.50%, 10/20/2023	EUR	100	123
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)		EUR 1,800	2,310
Entergy Corp.,
0.90%, 09/15/2025		30	29
3.75%, 06/15/2050		30	33
Entergy Louisiana LLC,
1.60%, 12/15/2030		1,500	1,442
2.90%, 03/15/2051		30	29
3.12%, 09/01/2027		2,500	2,727
3.25%, 04/01/2028		10	11
4.20%, 09/01/2048		10	12
Entergy Texas, Inc., 4.00%, 03/30/2029		15	17
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	131
Reg. S, 1.88%, 06/14/2031	EUR	224	300
Reg. S, 2.13%, 06/08/2027	EUR	100	132
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	5
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	12

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Series 2019, 4.13%, 04/01/2049		20	24
Series 2020, 2.25%, 06/01/2030		10	10
Evergy, Inc., 2.45%, 09/15/2024		3,000	3,148
Eversource Energy,
3.45%, 01/15/2050		30	32
Series R, 1.65%, 08/15/2030		1,410	1,351
Exelon Corp.,
3.50%, 06/01/2022		2,649	2,716
4.05%, 04/15/2030		10	11
4.45%, 04/15/2046		10	12
4.70%, 04/15/2050		10	13
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,207
Florida Power & Light Co.,
3.15%, 10/01/2049		20	22
3.95%, 03/01/2048		500	607
4.13%, 06/01/2048		20	25
FLUVIUS System Operator CVBA, (Belgium), Reg. S, 2.88%, 10/09/2023	EUR	400	507
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	100	133
Reg. S, 0.88%, 02/27/2023	EUR	170	205
Georgia Power Co.,
Series A, 3.25%, 03/15/2051		20	20
Series B, 3.70%, 01/30/2050		60	65
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	184
Reg. S, 2.38%, 07/04/2024	EUR	100	127
Iberdrola International BV, (Netherlands),
Reg. S, 0.38%, 09/15/2025	EUR	1,900	2,296
Reg. S, (EUR Swap Rate 5 Year + 1.59%), 1.88%, 02/22/2023 (x) (aa)	EUR	1,200	1,459
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	400	490
Interstate Power and Light Co., 3.50%, 09/30/2049		10	11
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	668
Kentucky Utilities Co., 3.30%, 06/01/2050		25	26
MidAmerican Energy Co.,
3.10%, 05/01/2027		10	11
6.75%, 12/30/2031		10	14
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	10
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	219
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	573
National Grid plc, (United Kingdom), Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,863
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	46
4.30%, 03/15/2049		20	25

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	102
Series EE, 3.13%, 08/01/2050		30	31
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,291
2.75%, 11/01/2029		35	37
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	682
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	94
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,493
2.60%, 06/01/2051		25	24
3.20%, 04/01/2052		10	11
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,183
2.45%, 12/02/2027 (e)		1,275	1,284
NSTAR Electric Co., 3.10%, 06/01/2051		10	10
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	25
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		920	1,086
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/2024		20	21
3.10%, 09/15/2049		50	53
3.70%, 05/15/2050		5	6
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	492
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	158
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		50	50
3.15%, 01/01/2026		35	36
3.50%, 08/01/2050		20	18
3.75%, 07/01/2028		10	11
4.50%, 07/01/2040		100	100
4.55%, 07/01/2030		10	11
4.95%, 07/01/2050		10	10
PacifiCorp.,
3.30%, 03/15/2051		800	848
4.15%, 02/15/2050		15	18
PECO Energy Co.,
2.80%, 06/15/2050		50	50
3.05%, 03/15/2051		435	455
PPL Capital Funding, Inc., 4.13%, 04/15/2030		120	139
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	10
Public Service Electric and Gas Co.,
2.05%, 08/01/2050		10	8
2.45%, 01/15/2030		20	21
3.65%, 09/01/2028		120	135
3.85%, 05/01/2049		10	12
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,969

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Puget Energy, Inc.,
2.38%, 06/15/2028 (e)		1,040	1,052
4.10%, 06/15/2030		10	11
Puget Sound Energy, Inc., 3.25%, 09/15/2049		20	21
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	124
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.50%, 09/27/2030	EUR	200	259
Reg. S, 1.63%, 11/27/2025	EUR	300	381
Reg. S, 2.00%, 04/18/2036	EUR	100	137
San Diego Gas & Electric Co., 4.15%, 05/15/2048		820	994
Sempra Energy,
3.40%, 02/01/2028		10	11
4.00%, 02/01/2048		10	11
Southern California Edison Co.,
2.85%, 08/01/2029		10	10
3.65%, 02/01/2050		60	60
4.00%, 04/01/2047		20	21
4.05%, 03/15/2042		900	967
6.05%, 03/15/2039		10	13
Series 20A, 2.95%, 02/01/2051		6	5
Series B, 3.65%, 03/01/2028		25	28
Series D, 3.40%, 06/01/2023		1,400	1,475
Series E, 3.70%, 08/01/2025		10	11
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	60
Series A, 3.70%, 04/30/2030		75	83
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026		50	51
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	1,126
Series 8, 3.15%, 05/01/2050		60	63
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	142
SSE plc, (United Kingdom), Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,686
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	123
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 3.25%, 12/01/2021 (x) (aa)	EUR	100	120
Tampa Electric Co., 4.30%, 06/15/2048		30	37
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	148
Reg. S, 1.00%, 06/13/2026	EUR	200	249
Reg. S, 1.75%, 06/04/2027	EUR	300	390
Terna SPA, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	425	494
Reg. S, 0.75%, 07/24/2032	EUR	100	119
Reg. S, 1.38%, 07/26/2027	EUR	1,125	1,422
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	29

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
3.25%, 05/01/2051		10	10
4.00%, 06/15/2050		10	12
Union Electric Co., 3.25%, 10/01/2049		40	42
Virginia Electric and Power Co.,
3.30%, 12/01/2049		50	54
Series B, 3.80%, 09/15/2047		60	69
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,478
WEC Energy Group, Inc., 3.55%, 06/15/2025		168	184
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	35
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	10
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	54
Wisconsin Public Service Corp., 3.30%, 09/01/2049		5	5
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	22
3.50%, 12/01/2049		20	22

			86,623

Gas — 0.3%
APT Pipelines Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,282
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,548
2.63%, 09/15/2029		15	15
3.38%, 09/15/2049		210	227
4.15%, 01/15/2043		10	12
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,360
Reg. S, 1.13%, 03/14/2024	EUR	850	1,040
National Fuel Gas Co., 2.95%, 03/01/2031		25	25
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	2,108
Nederlandse Gasunie NV, (Netherlands), Reg. S, 2.63%, 07/13/2022	EUR	100	122
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,976
3.49%, 05/15/2027		130	143
3.60%, 05/01/2030		25	28
4.38%, 05/15/2047		15	18
4.80%, 02/15/2044		10	12
Piedmont Natural Gas Co.,Inc.,
2.50%, 03/15/2031		1,550	1,576
3.35%, 06/01/2050		15	15
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,633
Snam SpA, (Italy), Reg. S, 0.88%, 10/25/2026	EUR	850	1,043

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Gas — continued
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	25
Series XX, 2.55%, 02/01/2030		25	26
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	23
Series 20-A, 1.75%, 01/15/2031		3,700	3,504
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	621
6.38%, 05/15/2040	GBP	425	947
Southwest Gas Corp.,
2.20%, 06/15/2030		45	45
4.15%, 06/01/2049		10	11
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	557
Washington Gas Light Co., 3.65%, 09/15/2049		10	11

			20,953

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	51
American Water Capital Corp.,
2.80%, 05/01/2030		25	26
4.15%, 06/01/2049		60	73
Essential Utilities, Inc., 2.70%, 04/15/2030		40	42
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	601
Reg. S, 5.63%, 04/29/2033	GBP	225	438
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	417
Reg. S, 5.50%, 02/11/2041	GBP	550	1,126
6.75%, 11/16/2028	GBP	180	336
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	1,288
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	959
Reg. S, 5.38%, 03/10/2028	GBP	225	388
Reg. S, 5.75%, 10/14/2033	GBP	375	741

			6,486

Total Utilities			114,062

Total Corporate Bonds (Cost $1,370,740)			1,375,461

Foreign Government Securities — 48.6%
Action Logement Services, (France), Reg. S, 0.50%, 10/30/2034	EUR	100	117
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	239
Reg. S, 1.88%, 09/22/2022	EUR	600	731
Reg. S, 1.88%, 01/28/2025	EUR	100	128

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	500	601
Reg. S, 0.25%, 07/21/2026	EUR	500	607
Reg. S, 0.25%, 06/29/2029	EUR	400	481
Reg. S, 0.38%, 04/30/2024	EUR	400	485
Reg. S, 0.50%, 05/25/2030	EUR	200	245
Reg. S, 0.50%, 05/31/2035	EUR	300	356
Reg. S, 1.38%, 09/17/2024	EUR	500	626
Reg. S, 1.50%, 10/31/2034	EUR	100	134
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	594
Reg. S, 0.13%, 06/20/2026	EUR	100	120
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,274
Agricultural Development Bank of China, (China),
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,830
Series 1605, 3.33%, 01/06/2026	CNY	17,000	2,637
Series 1705, 3.85%, 01/06/2027	CNY	45,000	7,134
Series 1712, 4.21%, 08/23/2022	CNY	20,000	3,149
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,342
Series 1813, 3.55%, 11/21/2023	CNY	600	94
Series 1901, 3.75%, 01/25/2029	CNY	37,000	5,815
Series 1906, 3.74%, 07/12/2029	CNY	100,000	15,707
Series 1907, 3.12%, 07/17/2022	CNY	40,000	6,225
Series 1908, 3.63%, 07/19/2026	CNY	105,300	16,548
Series 1909, 3.24%, 08/14/2024	CNY	58,000	9,023
Series 2002, 2.20%, 04/01/2023	CNY	141,200	21,608
Series 2004, 2.96%, 04/17/2030	CNY	103,000	15,264
Series 2005, 2.25%, 04/22/2025	CNY	150,700	22,543
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	378
Reg. S, 1.50%, 11/28/2025	CHF	300	352
Australia Government Bond, (Australia),
Series 128, Reg. S, 5.75%, 07/15/2022	AUD	5,500	4,371
Series 133, Reg. S, 5.50%, 04/21/2023	AUD	5,600	4,610
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	10,000	9,126
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	365	315
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,300	12,101
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	4,372
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	1,950	1,829
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	1,250	1,049
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	500	443
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	3,250	2,698
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	200	161
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	980	841
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	1,400	1,167
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	34,155	28,535
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	4,350	3,568
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	5,491	4,525
Series 158, 1.25%, 05/21/2032	AUD	1,000	726
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	6,750	4,857
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	3,150	2,086
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	7,475	6,180

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 159, Reg. S, 0.25%, 11/21/2024	AUD	16,883	12,589
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	9,600	7,071
Australian Capital Territory, (Australia), Reg. S, 1.25%, 05/22/2025	AUD	200	153
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	600
Reg. S, 0.63%, 09/15/2022	EUR	160	192
Reg. S, 2.75%, 06/20/2033	EUR	130	200
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	163	192
Reg. S, 1.38%, 04/30/2029	EUR	30	38
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	191
Reg. S, 1.19%, 05/08/2022	EUR	600	721
Reg. S, 1.83%, 04/30/2025	EUR	270	345
4.30%, 09/15/2026	EUR	500	727
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	116
Reg. S, 0.85%, 04/30/2030	EUR	50	62
Reg. S, 1.75%, 03/16/2026	EUR	170	220
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	668
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	236
Reg. S, 0.10%, 01/15/2030	EUR	320	383
Reg. S, 0.13%, 04/11/2026	EUR	530	641
Reg. S, 0.13%, 07/09/2035	EUR	130	149
Reg. S, 0.20%, 11/09/2024	EUR	550	666
Reg. S, 0.88%, 10/17/2035	EUR	100	127
Reg. S, 1.50%, 07/15/2039	EUR	170	237
Reg. S, 3.88%, 05/26/2023	EUR	470	604
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	70,000	98
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2023	EUR	300	361
Reg. S, 0.13%, 03/25/2025	EUR	400	483
Reg. S, 0.25%, 03/29/2030	EUR	200	240
Reg. S, 0.63%, 05/25/2026	EUR	500	620
Reg. S, 0.75%, 07/22/2022	GBP	200	278
Reg. S, 0.88%, 09/26/2028	EUR	200	253
Reg. S, 1.00%, 05/25/2027	EUR	500	633
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 2.95%, 09/03/2024	EUR	400	522
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	562
Bundesobligation, (Germany),
Series 176, Reg. S, 0.00%, 10/07/2022	EUR	2,020	2,416
Series 177, Reg. S, 0.00%, 04/14/2023	EUR	460	552
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	2,790	3,362
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	838	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	1,926	2,335
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	790	960
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	4,670	5,688
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	636	776
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	2,320
Reg. S, 0.00%, 11/15/2027	EUR	1,093	1,336
Reg. S, 0.00%, 11/15/2028	EUR	624	762
Reg. S, 0.00%, 08/15/2029	EUR	2,212	2,702
Reg. S, 0.00%, 02/15/2030	EUR	890	1,086
Reg. S, 0.00%, 08/15/2030	EUR	1,120	1,365
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,930
Reg. S, 0.00%, 05/15/2035	EUR	2,465	2,927
Reg. S, 0.00%, 05/15/2036	EUR	323	380
Reg. S, 0.00%, 08/15/2050	EUR	1,240	1,352
Reg. S, 0.25%, 02/15/2027	EUR	2,557	3,169
Reg. S, 0.25%, 08/15/2028	EUR	420	523
Reg. S, 0.25%, 02/15/2029	EUR	210	262
Reg. S, 0.50%, 02/15/2025	EUR	227	281
Reg. S, 0.50%, 02/15/2026	EUR	344	429
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,723
Reg. S, 0.50%, 02/15/2028	EUR	230	291
Reg. S, 1.00%, 08/15/2024	EUR	250	312
Reg. S, 1.00%, 08/15/2025	EUR	1,130	1,432
Reg. S, 1.25%, 08/15/2048	EUR	1,050	1,570
Reg. S, 1.50%, 09/04/2022	EUR	530	645
Reg. S, 1.50%, 05/15/2024	EUR	2,590	3,267
Reg. S, 1.75%, 07/04/2022	EUR	2,100	2,551
Reg. S, 1.75%, 02/15/2024	EUR	1,701	2,148
Reg. S, 2.00%, 08/15/2023	EUR	1,002	1,257
Reg. S, 2.50%, 07/04/2044	EUR	1,533	2,788
Reg. S, 2.50%, 08/15/2046	EUR	2,552	4,733
Reg. S, 3.25%, 07/04/2042	EUR	749	1,471
Reg. S, 5.50%, 01/04/2031	EUR	700	1,301
Reg. S, 6.25%, 01/04/2030	EUR	775	1,451
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,244	2,429
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	1,064	2,055
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	731	1,641
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	2,396
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,060	1,730
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	780	1,304
Series 2007, Reg. S, 4.25%, 07/04/2039	EUR	1,020	2,131
Series G, Reg. S, 0.00%, 08/15/2030	EUR	770	942
Series G, Reg. S, 0.00%, 08/15/2050	EUR	512	563
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 12/15/2022	EUR	1,335	1,599
Reg. S, 0.00%, 03/10/2023	EUR	860	1,031
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	239
Reg. S, 0.00%, 11/25/2030	EUR	300	351
Reg. S, 0.00%, 05/25/2031	EUR	100	117
Reg. S, 0.13%, 10/25/2023	EUR	1,800	2,165

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,961
Series DIP, Reg. S, 0.13%, 11/25/2022	EUR	300	359
Caisse des Depots et Consignations, (France), Reg. S, 0.00%, 06/19/2024	EUR	300	361
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	120
Reg. S, 0.13%, 06/30/2031	EUR	100	118
Reg. S, 1.00%, 04/25/2028	EUR	100	128
Reg. S, 1.25%, 05/11/2032	EUR	100	132
Reg. S, 1.50%, 06/28/2038	EUR	200	279
Series 12, Reg. S, 0.63%, 01/26/2023	EUR	200	241
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	805
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	160
1.50%, 06/01/2031	CAD	600	487
2.00%, 09/01/2023	CAD	1,900	1,582
3.50%, 12/01/2045	CAD	1,800	1,941
4.00%, 06/01/2041	CAD	150	168
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	264
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	53
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	721
Reg. S, 1.00%, 09/21/2028	EUR	100	122
Reg. S, 2.00%, 04/20/2027	EUR	100	130
Reg. S, 2.13%, 09/27/2023	EUR	200	249
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	661
1.25%, 01/22/2051	EUR	200	212
2.55%, 01/27/2032		200	204
China Development Bank, (China),
Reg. S, 4.20%, 01/19/2027	CNH	10,000	1,643
Reg. S, 4.30%, 08/02/2032	CNH	3,000	506
Reg. S, 4.35%, 08/06/2024	CNH	5,000	809
Reg. S, 4.35%, 09/19/2024	CNH	1,000	162
Series 1518, 3.74%, 09/10/2025	CNY	28,000	4,417
Series 1605, 3.80%, 01/25/2036	CNY	20,000	3,112
Series 1706, 4.02%, 04/17/2022	CNY	12,000	1,878
Series 1710, 4.04%, 04/10/2027	CNY	70,000	11,179
Series 1804, 4.69%, 03/23/2023	CNY	143,000	22,820
Series 1805, 4.88%, 02/09/2028	CNY	17,000	2,852
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,298
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,723
Series 1811, 3.76%, 08/14/2023	CNY	16,000	2,518
Series 1903, 3.30%, 02/01/2024	CNY	45,000	7,011
Series 1905, 3.48%, 01/08/2029	CNY	226,500	35,009
Series 1908, 3.42%, 07/02/2024	CNY	121,000	18,935
Series 1909, 3.50%, 08/13/2026	CNY	64,600	10,083
Series 1910, 3.65%, 05/21/2029	CNY	187,900	29,355
Series 1915, 3.45%, 09/20/2029	CNY	147,000	22,624
Series 2003, 3.23%, 01/10/2025	CNY	232,300	36,082

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 2004, 3.43%, 01/14/2027	CNY	88,000	13,658
Series 2005, 3.07%, 03/10/2030	CNY	10,000	1,496
Series 2008, 2.89%, 06/22/2025	CNY	15,000	2,294
Series 2010, 3.09%, 06/18/2030	CNY	20,000	2,990
China Government Bond, (China),
1.99%, 04/09/2025	CNY	421,000	63,017
2.36%, 07/02/2023	CNY	352,500	54,179
2.64%, 08/13/2022	CNY	271,000	41,877
2.68%, 05/21/2030	CNY	173,000	25,765
2.85%, 06/04/2027	CNY	606,500	92,858
Reg. S, 3.30%, 07/04/2023	CNH	2,000	314
Reg. S, 3.31%, 11/30/2025	CNH	2,000	318
Reg. S, 3.38%, 11/21/2024	CNH	3,000	476
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,838
3.39%, 03/16/2050	CNY	277,100	40,544
Reg. S, 3.60%, 06/27/2028	CNH	8,500	1,386
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,150
3.73%, 05/25/2070	CNY	34,800	5,332
3.76%, 03/22/2071	CNY	60,000	9,296
3.81%, 09/14/2050	CNY	151,000	23,967
Reg. S, 3.85%, 12/12/2026	CNH	19,000	3,115
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,367
Reg. S, 4.00%, 11/30/2035	CNH	6,500	1,109
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,356
Reg. S, 4.29%, 05/22/2029	CNH	3,000	514
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,595
Series 1809, 3.17%, 04/19/2023	CNY	17,000	2,656
Series 1819, 3.54%, 08/16/2028	CNY	500	80
Series 1824, 4.08%, 10/22/2048	CNY	22,100	3,661
Series 1827, 3.25%, 11/22/2028	CNY	143,100	22,373
Series 1906, 3.29%, 05/23/2029	CNY	52,000	8,148
Series 1907, 3.25%, 06/06/2026	CNY	15,700	2,463
Series 1908, 4.00%, 06/24/2069	CNY	5,000	812
Series 1910, 3.86%, 07/22/2049	CNY	2,500	398
Series 1911, 2.75%, 08/08/2022	CNY	31,000	4,809
Series 1915, 3.13%, 11/21/2029	CNY	8,000	1,237
Series 1916, 3.12%, 12/05/2026	CNY	15,000	2,337
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	237
Reg. S, 0.50%, 11/12/2031	EUR	650	767
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	62
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	498
City of Quebec Canada, (Canada), 2.65%, 12/20/2027	CAD	565	482
City of Toronto Canada, (Canada), 2.95%, 04/28/2035	CAD	200	171
3.50%, 06/02/2036	CAD	300	273
Colombia Government International Bond, (Colombia),
3.00%, 01/30/2030		200	196
3.88%, 03/22/2026	EUR	200	265

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	729
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,758
Reg. S, 0.38%, 06/20/2024	EUR	300	364
Reg. S, 0.75%, 07/15/2049	EUR	300	352
Croatia Government International Bond, (Croatia), Reg. S, 1.13%, 03/04/2033	EUR	500	588
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	285
Reg. S, 1.25%, 01/21/2040	EUR	720	871
Reg. S, 2.25%, 04/16/2050	EUR	10	14
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	326
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	7
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	7,890	384
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	810
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	23
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	546
Series 100, 0.25%, 02/10/2027	CZK	15,380	659
Series 103, 2.00%, 10/13/2033	CZK	2,260	107
Series 105, 2.75%, 07/23/2029	CZK	11,450	570
Series 121, 1.20%, 03/13/2031	CZK	15,770	693
Series 125, 1.50%, 04/24/2040	CZK	3,380	142
Denmark Government Bond, (Denmark),
1.50%, 11/15/2023	DKK	3,960	662
1.75%, 11/15/2025	DKK	1,380	241
4.50%, 11/15/2039	DKK	5,350	1,500
7.00%, 11/10/2024	DKK	1,470	294
Series 10Y, Reg. S, 0.00%, 11/15/2031 (e)	DKK	1,780	281
Series 10Y, 0.50%, 11/15/2027	DKK	4,540	759
Series 10YR, Reg. S, 0.50%, 11/15/2029 (e)	DKK	9,644	1,615
Series 30Y, Reg. S, 0.25%, 11/15/2052 (e)	DKK	2,004	297
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,236
Reg. S, 1.13%, 04/28/2023	GBP	600	841
4.75%, 11/26/2027	EUR	900	1,388
Series 86, 0.24%, 10/13/2027	JPY	100,000	908
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	237
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	958
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	31,000	4,911
Series 1603, 3.33%, 02/22/2026	CNY	100	16
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,538
Series 1703, 4.11%, 03/20/2027	CNY	10,000	1,604
Series 1905, 3.28%, 02/11/2024	CNY	63,000	9,819
Series 1908, 3.23%, 11/04/2022	CNY	8,000	1,246

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 1910, 3.86%, 05/20/2029	CNY	75,800	11,977
Series 2003, 2.17%, 04/07/2023	CNY	47,500	7,266
Series 2005, 2.93%, 03/02/2025	CNY	114,600	17,585
Series 2007, 3.26%, 02/24/2027	CNY	48,000	7,383
Series 2010, 3.23%, 03/23/2030	CNY	57,500	8,696
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,573
Series 2012, 2.95%, 08/10/2022	CNY	36,000	5,592
Series 2013, 3.34%, 09/04/2023	CNY	40,000	6,246
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	854
Reg. S, 8.00%, 05/15/2024	IDR	400,000	29
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2023 (e)	EUR	330	397
Reg. S, 0.00%, 09/15/2030 (e)	EUR	50	60
Reg. S, 0.13%, 04/15/2036 (e)	EUR	120	139
Reg. S, 0.13%, 04/15/2052 (e)	EUR	150	156
Reg. S, 0.25%, 09/15/2040 (e)	EUR	220	254
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	1,019
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	350
Reg. S, 0.50%, 09/15/2029 (e)	EUR	610	763
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	410
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	541
Reg. S, 1.13%, 04/15/2034 (e)	EUR	437	581
Reg. S, 1.50%, 04/15/2023 (e)	EUR	454	559
Reg. S, 2.00%, 04/15/2024 (e)	EUR	250	318
Reg. S, 2.63%, 07/04/2042 (e)	EUR	170	293
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	270	391
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	100	122
Reg. S, 0.75%, 08/07/2028	EUR	100	126
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	120
Reg. S, 0.85%, 12/17/2023	EUR	600	732
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	337
Reg. S, 0.01%, 06/30/2028	EUR	180	216
0.01%, 11/05/2035	EUR	70	79
Reg. S, 0.20%, 09/03/2049	EUR	70	74
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	401
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,540	3,029
Reg. S, 1.00%, 11/25/2025	EUR	1,150	1,453
Reg. S, 0.00%, 02/25/2023	EUR	1,850	2,217
Reg. S, 0.00%, 03/25/2023	EUR	3,301	3,958
Reg. S, 0.00%, 02/25/2024	EUR	727	876
Reg. S, 0.00%, 03/25/2024	EUR	1,300	1,567
Reg. S, 0.00%, 03/25/2025	EUR	3,340	4,039
Reg. S, 0.00%, 02/25/2026	EUR	85	103

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.00%, 02/25/2027	EUR	348	420
Reg. S, 0.00%, 11/25/2030	EUR	2,490	2,944
Reg. S, 0.00%, 11/25/2031	EUR	149	174
Reg. S, 0.25%, 11/25/2026	EUR	2,730	3,349
Reg. S, 0.50%, 05/25/2025	EUR	2,513	3,099
Reg. S, 0.50%, 05/25/2026	EUR	609	756
Reg. S, 0.50%, 05/25/2029	EUR	1,920	2,389
Reg. S, 0.50%, 05/25/2040 (e)	EUR	2,476	2,875
Reg. S, 0.50%, 06/25/2044 (e)	EUR	225	255
Reg. S, 0.50%, 05/25/2072 (e)	EUR	470	429
Reg. S, 0.75%, 05/25/2028	EUR	1,663	2,105
Reg. S, 0.75%, 11/25/2028	EUR	1,140	1,445
Reg. S, 0.75%, 05/25/2052 (e)	EUR	2,800	3,172
Reg. S, 1.00%, 05/25/2027	EUR	2,841	3,634
Reg. S, 1.25%, 05/25/2034	EUR	1,879	2,495
Reg. S, 1.25%, 05/25/2036 (e)	EUR	1,564	2,076
Reg. S, 1.50%, 05/25/2031	EUR	1,728	2,340
Reg. S, 1.50%, 05/25/2050 (e)	EUR	1,537	2,117
Reg. S, 1.75%, 05/25/2023	EUR	1,840	2,281
Reg. S, 1.75%, 11/25/2024	EUR	2,526	3,234
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,110	1,597
Reg. S, 1.75%, 05/25/2066 (e)	EUR	686	1,023
Reg. S, 2.00%, 05/25/2048 (e)	EUR	1,548	2,362
Reg. S, 2.25%, 10/25/2022	EUR	900	1,108
Reg. S, 2.25%, 05/25/2024	EUR	300	385
Reg. S, 2.50%, 05/25/2030	EUR	6,088	8,860
Reg. S, 2.75%, 10/25/2027	EUR	1,560	2,211
Reg. S, 3.25%, 05/25/2045	EUR	1,086	2,005
Reg. S, 3.50%, 04/25/2026	EUR	36	51
Reg. S, 4.00%, 10/25/2038	EUR	825	1,552
Reg. S, 4.00%, 04/25/2055 (e)	EUR	966	2,168
Reg. S, 4.00%, 04/25/2060	EUR	734	1,721
Reg. S, 4.25%, 10/25/2023	EUR	332	439
Reg. S, 4.50%, 04/25/2041	EUR	1,907	3,920
Reg. S, 4.75%, 04/25/2035	EUR	2,007	3,816
Reg. S, 5.50%, 04/25/2029	EUR	2,037	3,493
Reg. S, 5.75%, 10/25/2032	EUR	1,159	2,244
Reg. S, 6.00%, 10/25/2025	EUR	2,740	4,174
Reg. S, 8.50%, 04/25/2023	EUR	1,220	1,688
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	897
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	265
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	132
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	1,300	178
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	191
2.09%, 08/30/2022	SGD	500	379
Reg. S, 2.25%, 11/21/2024	SGD	750	582
Reg. S, 2.32%, 01/24/2028	SGD	250	197
Reg. S, 2.60%, 10/30/2029	SGD	1,500	1,209
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	974

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	330
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	687
Series 28/A, 6.75%, 10/22/2028	HUF	25,000	109
Series 30/A, 3.00%, 08/21/2030	HUF	157,350	553
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	180
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	87
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	581
Reg. S, 1.63%, 04/28/2032	EUR	500	631
Reg. S, 1.75%, 10/10/2027	EUR	425	550
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	369
SUB, 8.40%, 03/28/2025		200	251
SUB, 8.91%, 11/18/2024		500	631
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,916
1.85%, 03/12/2031		234	229
Reg. S, 2.15%, 07/18/2024	EUR	550	690
Reg. S, 3.75%, 06/14/2028	EUR	500	703
Indonesia Treasury Bond, (Indonesia),
Series FR63, 5.63%, 05/15/2023	IDR	55,000,000	3,876
Series FR64, 6.13%, 05/15/2028	IDR	20,000,000	1,378
Series FR74, 7.50%, 08/15/2032	IDR	90,000,000	6,539
Series FR75, 7.50%, 05/15/2038	IDR	101,000,000	7,129
Series FR80, 7.50%, 06/15/2035	IDR	10,000,000	712
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	8,633
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	5,970
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,752
Series FR85, 7.75%, 04/15/2031	IDR	30,000,000	2,237
Series FR86, 5.50%, 04/15/2026	IDR	52,000,000	3,598
Series FR87, 6.50%, 02/15/2031	IDR	20,000,000	1,368
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	207
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	60
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	1,125	1,353
Zero Coupon, 10/31/2030		1,000	820
0.10%, 09/17/2035	EUR	775	889
Reg. S, 0.20%, 01/21/2061	EUR	500	496
0.25%, 09/23/2027	GBP	900	1,211
0.38%, 07/28/2025		50	49
0.50%, 07/24/2023	GBP	1,450	2,017
0.50%, 06/21/2035	EUR	50	61
0.88%, 12/13/2024	GBP	50	70
1.63%, 01/15/2025		215	223
2.00%, 01/26/2022		165	167
2.50%, 03/19/2024		365	385
3.00%, 09/27/2023		200	212
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	120

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Ireland Government Bond, (Ireland),
Reg. S, 0.20%, 10/18/2030	EUR	881	1,057
Reg. S, 0.40%, 05/15/2035	EUR	610	726
Reg. S, 0.00%, 10/18/2022	EUR	330	394
Reg. S, 0.00%, 10/18/2031	EUR	152	177
Reg. S, 0.20%, 05/15/2027	EUR	880	1,073
Reg. S, 0.55%, 04/22/2041	EUR	230	267
Reg. S, 0.90%, 05/15/2028	EUR	12	15
Reg. S, 1.10%, 05/15/2029	EUR	240	311
Reg. S, 1.35%, 03/18/2031	EUR	365	486
Reg. S, 1.50%, 05/15/2050	EUR	416	573
Reg. S, 1.70%, 05/15/2037	EUR	290	408
Reg. S, 2.00%, 02/18/2045	EUR	385	585
Reg. S, 2.40%, 05/15/2030	EUR	590	849
Reg. S, 3.40%, 03/18/2024	EUR	490	643
Reg. S, 3.90%, 03/20/2023	EUR	270	345
5.40%, 03/13/2025	EUR	790	1,142
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		900	1,271
Israel Government Bond — Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	143
Series 327, 2.00%, 03/31/2027	ILS	800	266
Series 330, 1.00%, 03/31/2030	ILS	1,200	365
Series 537, 1.50%, 05/31/2037	ILS	305	89
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	634
2.75%, 07/03/2030		200	213
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	7,894
Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,073	1,328
Reg. S, 0.00%, 01/15/2024	EUR	1,045	1,247
Reg. S, 0.00%, 04/15/2024	EUR	348	415
Reg. S, 0.30%, 08/15/2023 (e)	EUR	1,640	1,970
Reg. S, 0.35%, 02/01/2025		EUR 380	458
Reg. S, 0.50%, 07/15/2028 (e)	EUR	154	183
Reg. S, 0.60%, 06/15/2023	EUR	1,640	1,981
Reg. S, 0.60%, 08/01/2031 (e)	EUR	110	128
Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,212
Reg. S, 0.90%, 08/01/2022	EUR	2,380	2,863
Reg. S, 0.90%, 04/01/2031	EUR	927	1,112
Reg. S, 0.95%, 09/15/2027 (e)	EUR	685	843
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,829
Reg. S, 0.95%, 03/01/2037 (e)	EUR	203	229
Reg. S, 1.00%, 07/15/2022	EUR	992	1,194
Reg. S, 1.25%, 12/01/2026	EUR	520	652
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,746
Reg. S, 1.45%, 11/15/2024	EUR	1,900	2,374
Reg. S, 1.45%, 05/15/2025	EUR	1,013	1,271
Reg. S, 1.45%, 03/01/2036 (e)	EUR	829	1,013
Reg. S, 1.50%, 06/01/2025	EUR	1,620	2,038
Reg. S, 1.50%, 04/30/2045 (e)	EUR	571	657
Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,329	2,989
Reg. S, 1.65%, 03/01/2032 (e)	EUR	513	657
Reg. S, 1.70%, 09/01/2051 (e)	EUR	637	731

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 1.75%, 07/01/2024	EUR	1,140	1,430
Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,260	2,881
Reg. S, 2.00%, 12/01/2025	EUR	760	980
Reg. S, 2.00%, 02/01/2028	EUR	140	184
Reg. S, 2.05%, 08/01/2027	EUR	1,290	1,691
Reg. S, 2.10%, 07/15/2026	EUR	1,480	1,928
Reg. S, 2.15%, 03/01/2072 (e)	EUR	233	270
Reg. S, 2.20%, 06/01/2027	EUR	2,407	3,177
Reg. S, 2.25%, 09/01/2036 (e)	EUR	660	891
Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,194	1,646
Reg. S, 2.50%, 12/01/2024	EUR	500	646
Reg. S, 2.50%, 11/15/2025	EUR	279	367
Reg. S, 2.70%, 03/01/2047 (e)	EUR	370	526
Reg. S, 2.80%, 12/01/2028	EUR	590	817
Reg. S, 2.80%, 03/01/2067 (e)	EUR	540	756
Reg. S, 2.95%, 09/01/2038 (e)	EUR	514	755
Reg. S, 3.00%, 08/01/2029	EUR	900	1,272
Reg. S, 3.10%, 03/01/2040 (e)	EUR	791	1,186
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,696
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,860	4,327
Reg. S, 3.45%, 03/01/2048 (e)	EUR	562	906
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,306	1,923
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,640
Reg. S, 3.85%, 09/01/2049 (e)	EUR	612	1,057
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	2,143
Reg. S, 4.50%, 05/01/2023	EUR	1,891	2,443
Reg. S, 4.50%, 03/01/2024	EUR	59	79
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,312
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,593	2,459
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,050	3,888
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,253
Reg. S, 5.00%, 08/01/2034 (e)	EUR	1,080	1,887
Reg. S, 5.00%, 08/01/2039 (e)	EUR	963	1,796
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,806
Reg. S, 5.25%, 11/01/2029	EUR	1,407	2,302
Reg. S, 5.50%, 09/01/2022	EUR	760	963
Reg. S, 5.50%, 11/01/2022	EUR	1,414	1,809
Reg. S, 5.75%, 02/01/2033	EUR	937	1,697
Reg. S, 6.00%, 05/01/2031	EUR	1,150	2,042
Reg. S, 6.50%, 11/01/2027	EUR	890	1,462
Reg. S, 7.25%, 11/01/2026	EUR	1,580	2,580
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	1,062	1,338
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	856	1,160
Italy Certificati di Credito del Tesoro Zero Coupon, (Italy), Zero Coupon, 09/28/2022	EUR	700	834
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	204
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	1,044
Series 75, 1.96%, 09/19/2031	JPY	100,000	1,059

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Japan Finance Corp., (Japan),
Series 57, 0.00%, 10/17/2025	JPY	400,000	3,600
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	16,830
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	200	239
Series 4, 0.31%, 07/28/2023	JPY	1,000,000	9,058
Series 39, 0.82%, 08/26/2022	JPY	10,000	91
Series 55, 0.78%, 12/28/2023	JPY	100,000	917
Series 69, 0.48%, 02/28/2025	JPY	100,000	915
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	9,327
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	14,277
Japan Government Five Year Bond, (Japan),
Series 135, 0.10%, 03/20/2023	JPY	3,819,750	34,507
Series 143, 0.10%, 03/20/2025	JPY	934,600	8,483
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,988
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	1,294
Series 3, 2.20%, 03/20/2050	JPY	2,683,300	33,779
Series 4, 2.20%, 03/20/2051	JPY	540,200	6,822
Series 5, 2.00%, 03/20/2052	JPY	362,900	4,430
Series 7, 1.70%, 03/20/2054	JPY	50,200	580
Series 8, 1.40%, 03/20/2055	JPY	393,750	4,253
Series 9, 0.40%, 03/20/2056	JPY	36,500	295
Series 10, 0.90%, 03/20/2057	JPY	202,850	1,917
Series 11, 0.80%, 03/20/2058	JPY	802,900	7,351
Series 12, 0.50%, 03/20/2059	JPY	1,099,550	9,090
Series 13, 0.50%, 03/20/2060	JPY	650,050	5,355
Series 14, 0.70%, 03/20/2061	JPY	177,350	1,562
Japan Government Ten Year Bond, (Japan),
Series 329, 0.80%, 06/20/2023	JPY	731,950	6,706
Series 330, 0.80%, 09/20/2023	JPY	5,612,350	51,549
Series 334, 0.60%, 06/20/2024	JPY	839,500	7,720
Series 336, 0.50%, 12/20/2024	JPY	523,900	4,819
Series 342, 0.10%, 03/20/2026	JPY	288,000	2,617
Series 343, 0.10%, 06/20/2026	JPY	1,308,950	11,897
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	20,202
Series 345, 0.10%, 12/20/2026	JPY	7,942,800	72,241
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	9,097
Series 347, 0.10%, 06/20/2027	JPY	1,381,350	12,573
Series 348, 0.10%, 09/20/2027	JPY	3,407,900	31,023
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	19,265
Series 350, 0.10%, 03/20/2028	JPY	1,368,900	12,464
Series 351, 0.10%, 06/20/2028	JPY	823,800	7,501
Series 352, 0.10%, 09/20/2028	JPY	743,400	6,767
Series 354, 0.10%, 03/20/2029	JPY	142,650	1,298
Series 355, 0.10%, 06/20/2029	JPY	156,050	1,419
Series 356, 0.10%, 09/20/2029	JPY	2,192,650	19,926
Series 357, 0.10%, 12/20/2029	JPY	972,650	8,833
Series 358, 0.10%, 03/20/2030	JPY	1,115,100	10,118
Series 359, 0.10%, 06/20/2030	JPY	4,656,500	42,228

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 360, 0.10%, 09/20/2030	JPY	910,250	8,246
Series 361, 0.10%, 12/20/2030	JPY	571,000	5,166
Japan Government Thirty Year Bond, (Japan),
Series 4, 2.90%, 11/20/2030	JPY	149,300	1,704
Series 5, 2.20%, 05/20/2031	JPY	143,400	1,562
Series 11, 1.70%, 06/20/2033	JPY	100,000	1,066
Series 19, 2.30%, 06/20/2035	JPY	3,067,700	35,489
Series 20, 2.50%, 09/20/2035	JPY	156,800	1,858
Series 21, 2.30%, 12/20/2035	JPY	749,850	8,720
Series 29, 2.40%, 09/20/2038	JPY	110,100	1,328
Series 32, 2.30%, 03/20/2040	JPY	271,450	3,272
Series 33, 2.00%, 09/20/2040	JPY	3,575,400	41,442
Series 34, 2.20%, 03/20/2041	JPY	622,350	7,444
Series 35, 2.00%, 09/20/2041	JPY	646,200	7,535
Series 37, 1.90%, 09/20/2042	JPY	1,558,300	18,006
Series 38, 1.80%, 03/20/2043	JPY	103,400	1,179
Series 39, 1.90%, 06/20/2043	JPY	316,950	3,676
Series 42, 1.70%, 03/20/2044	JPY	688,300	7,752
Series 44, 1.70%, 09/20/2044	JPY	224,350	2,534
Series 45, 1.50%, 12/20/2044	JPY	2,900	32
Series 46, 1.50%, 03/20/2045	JPY	761,350	8,305
Series 47, 1.60%, 06/20/2045	JPY	627,000	6,967
Series 48, 1.40%, 09/20/2045	JPY	2,360,800	25,307
Series 49, 1.40%, 12/20/2045	JPY	438,550	4,702
Series 50, 0.80%, 03/20/2046	JPY	131,550	1,247
Series 51, 0.30%, 06/20/2046	JPY	327,200	2,758
Series 52, 0.50%, 09/20/2046	JPY	125,050	1,104
Series 53, 0.60%, 12/20/2046	JPY	9,550	86
Series 56, 0.80%, 09/20/2047	JPY	2,286,950	21,525
Series 57, 0.80%, 12/20/2047	JPY	414,950	3,904
Series 58, 0.80%, 03/20/2048	JPY	237,450	2,232
Series 61, 0.70%, 12/20/2048	JPY	231,950	2,118
Series 62, 0.50%, 03/20/2049	JPY	2,351,650	20,385
Series 63, 0.40%, 06/20/2049	JPY	156,850	1,321
Series 64, 0.40%, 09/20/2049	JPY	135,300	1,136
Series 65, 0.40%, 12/20/2049	JPY	517,250	4,333
Series 66, 0.40%, 03/20/2050	JPY	455,350	3,810
Series 67, 0.60%, 06/20/2050	JPY	477,500	4,208
Series 68, 0.60%, 09/20/2050	JPY	131,500	1,157
Series 69, 0.70%, 12/20/2050	JPY	418,350	3,779
Series 70, 0.70%, 03/20/2051	JPY	493,700	4,450
Japan Government Twenty Year Bond, (Japan),
Series 75, 2.10%, 03/20/2025	JPY	37,000	361
Series 80, 2.10%, 06/20/2025	JPY	517,000	5,064
Series 82, 2.10%, 09/20/2025	JPY	1,631,800	16,064
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,979
Series 94, 2.10%, 03/20/2027	JPY	47,500	481
Series 96, 2.10%, 06/20/2027	JPY	93,350	950
Series 99, 2.10%, 12/20/2027	JPY	771,550	7,928
Series 105, 2.10%, 09/20/2028	JPY	25,450	265
Series 109, 1.90%, 03/20/2029	JPY	6,139,250	63,544
Series 113, 2.10%, 09/20/2029	JPY	204,150	2,157

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 118, 2.00%, 06/20/2030	JPY	1,865,000	19,769
Series 121, 1.90%, 09/20/2030	JPY	1,808,800	19,078
Series 122, 1.80%, 09/20/2030	JPY	965,200	10,100
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,795
Series 124, 2.00%, 12/20/2030	JPY	253,200	2,701
Series 125, 2.20%, 03/20/2031	JPY	768,850	8,355
Series 126, 2.00%, 03/20/2031	JPY	845,200	9,038
Series 127, 1.90%, 03/20/2031	JPY	86,050	913
Series 128, 1.90%, 06/20/2031	JPY	797,950	8,490
Series 133, 1.80%, 12/20/2031	JPY	526,850	5,587
Series 140, 1.70%, 09/20/2032	JPY	2,049,100	21,691
Series 145, 1.70%, 06/20/2033	JPY	109,050	1,162
Series 146, 1.70%, 09/20/2033	JPY	173,100	1,849
Series 148, 1.50%, 03/20/2034	JPY	970,000	10,181
Series 149, 1.50%, 06/20/2034	JPY	4,177,850	43,920
Series 150, 1.40%, 09/20/2034	JPY	6,281,850	65,395
Series 151, 1.20%, 12/20/2034	JPY	585,550	5,965
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	13,022
Series 153, 1.30%, 06/20/2035	JPY	800,000	8,265
Series 154, 1.20%, 09/20/2035	JPY	845,850	8,640
Series 155, 1.00%, 12/20/2035	JPY	963,350	9,604
Series 156, 0.40%, 03/20/2036	JPY	838,350	7,705
Series 157, 0.20%, 06/20/2036	JPY	947,400	8,452
Series 159, 0.60%, 12/20/2036	JPY	103,550	977
Series 161, 0.60%, 06/20/2037	JPY	562,450	5,297
Series 164, 0.50%, 03/20/2038	JPY	489,650	4,526
Series 165, 0.50%, 06/20/2038	JPY	397,450	3,669
Series 166, 0.70%, 09/20/2038	JPY	22,000	209
Series 167, 0.50%, 12/20/2038	JPY	1,278,150	11,768
Series 168, 0.40%, 03/20/2039	JPY	689,000	6,227
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,302
Series 173, 0.40%, 06/20/2040	JPY	872,500	7,813
Series 174, 0.40%, 09/20/2040	JPY	2,985,300	26,711
Series 175, 0.50%, 12/20/2040	JPY	407,050	3,703
Series 176, 0.50%, 03/20/2041	JPY	650,600	5,910
Japan Government Two Year Bond, (Japan), Series 415, 0.10%, 08/01/2022	JPY	959,300	8,655
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,944
Series 108, 1.43%, 06/18/2027	JPY	100,000	972
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,804
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	99,315	935
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	811
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	239
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	480	932

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	710	1,413
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	530	893
Series 68, Reg. S, 2.25%, 06/22/2023	EUR	762	956
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	470	926
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	250	325
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,150	3,442
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	870	1,087
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	477	621
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	493	718
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,200	1,527
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	962	1,346
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	247	299
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	314	520
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	100	127
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,210	1,488
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	293	484
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	190	260
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,400	1,784
Series 86, Reg. S, 1.25%, 04/22/2033	EUR	700	936
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	850	1,092
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	510	730
Series 89, Reg. S, 0.10%, 06/22/2030	EUR	722	868
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	352	401
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,040	1,258
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	369	433
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	258	254
Series 65, Reg. S, 4.25%, 09/28/2022 (e)	EUR	460	579
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	119
Reg. S, 0.63%, 04/20/2026	EUR	1,000	1,235
Kommunekredit, (Denmark),
Reg. S, 0.25%, 03/29/2023	EUR	175	210
Reg. S, 0.50%, 01/24/2025	EUR	700	857

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	367
Series 2505,Reg. S,1.00%, 05/12/2025	SEK	5,000	601
Series 2602, Reg.S,0.75%, 02/04/2026	SEK	2,880	342
Series G23, Reg. S, 0.63%, 06/01/2023	SEK	100	12
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	573
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SE	K 1,000	123
6.00%, 01/22/2025	IDR	15,000,000	1,043
Korea Expressway Corp., (South Korea) Reg. S, 3.10%, 06/08/2026		200	209
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.01%, 06/29/2026	EUR	100	119
Reg. S, 0.10%, 06/18/2024	EUR	100	120
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	328
Korea National Oil Corp., (South Korea), Reg. S, 0.00%, 10/04/2024	CHF	300	328
Korea Treasury Bond, (South Korea),
Series 2212, 1.25%, 12/10/2022	KRW	5,550,000	4,935
Series 2306, 1.00%, 06/10/2023	KRW	41,745,000	36,833
Series 2312, 0.88%, 12/10/2023	KRW	1,000,000	877
Series 2509, 1.13%, 09/10/2025	KRW	20,030,000	17,368
Series 2612, 1.50%, 12/10/2026	KRW	9,600,000	8,355
Series 2912, 1.38%, 12/10/2029	KRW	24,541,000	20,656
Series 3006, 1.38%, 06/10/2030	KRW	3,900,000	3,263
Series 3609, 1.50%, 09/10/2036	KRW	900,000	725
Series 3909, 1.13%, 09/10/2039	KRW	39,443,630	29,300
Series 5003, 1.50%, 03/10/2050	KRW	17,127,000	12,901
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	1,654
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.05%, 09/06/2029	EUR	400	479
Reg. S, 0.13%, 03/07/2024	EUR	180	217
Reg. S, 1.25%, 02/23/2033	EUR	200	266
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.63%, 01/27/2026	EUR	380	471
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	276
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	581
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	710
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	352
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	157
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	87

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Land Thueringen, (Germany), Reg. S, 0.05%, 05/06/2030	EUR	260	310
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	117
Reg. S, 1.13%, 05/30/2028	EUR	390	501
Reg. S, 1.38%, 05/16/2036	EUR	110	150
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	85
Reg. S, 0.50%, 07/28/2050	EUR	140	152
Reg. S, 0.75%, 05/06/2030	EUR	440	551
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	290
Reg. S, 0.00%, 11/13/2026	EUR	130	157
Reg. S, 0.00%, 04/28/2030	EUR	150	179
Malaysia Government Bond, (Malaysia),
Series 118, 3.88%, 03/14/2025	MYR	2,000	505
Series 215, 3.80%, 09/30/2022	MYR	1,000	247
Series 216, 4.74%, 03/15/2046	MYR	10,700	2,714
Series 217, 4.06%, 09/30/2024	MYR	12,000	3,041
Series 218, 3.76%, 04/20/2023	MYR	15,000	3,728
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,670
Series 317, 4.76%, 04/07/2037	MYR	2,200	569
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,615
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,370
Series 418, 4.89%, 06/08/2038	MYR	11,600	3,031
Series 518, 4.92%, 07/06/2048	MYR	1,800	463
Series 519, 3.76%, 05/22/2040	MYR	30	7
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	31,630	8,072
Series 217, 4.05%, 08/15/2024	MYR	3,090	781
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,976
Series 417, 4.90%, 05/08/2047	MYR	521	134
Series 418, 3.73%, 03/31/2022	MYR	1,800	440
Series 517, 4.76%, 08/04/2037	MYR	3,800	983
Series 519, 4.64%, 11/15/2049	MYR	1,195	295
Series 615, 4.79%, 10/31/2035	MYR	6,300	1,654
Series 617, 4.72%, 06/15/2033	MYR	3,000	794
Series 719, 3.15%, 05/15/2023	MYR	9,000	2,214
Metropolitano de Lisboa EPE, (Portugal), 7.30%, 12/23/2025	EUR	500	786
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	635
Series M 20, 7.50%, 06/03/2027	MXN	17,000	889
Series M 20, 8.50%, 05/31/2029	MXN	1,000	55
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	698
1.35%, 09/18/2027	EUR	1,575	1,935
1.63%, 04/08/2026	EUR	100	125
2.13%, 10/25/2051	EUR	300	300
3.00%, 03/06/2045	EUR	425	529

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

4.60%, 02/10/2048		250	268
5.75%, 10/12/2110		20	24
6.75%, 02/06/2024	GBP	100	159
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	598
Reg. S, 1.00%, 01/23/2051	EUR	100	118
Reg. S, 1.38%, 11/21/2033	EUR	300	398
Reg. S, 1.50%, 07/12/2038	EUR	100	134
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	161
2.55%, 10/09/2029	CAD	300	255
2.80%, 12/03/2023	CAD	1,000	848
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.05%, 01/28/2030	EUR	374	446
0.13%, 09/25/2023	EUR	400	481
Reg. S, 0.25%, 06/07/2024	EUR	683	827
Reg. S, 0.50%, 01/19/2023	EUR	260	313
Reg. S, 0.75%, 10/04/2041	EUR	100	123
Reg. S, 1.00%, 03/01/2028	EUR	300	383
Reg. S, 1.25%, 05/27/2036	EUR	140	185
Reg. S, 1.50%, 06/15/2039	EUR	160	222
5.20%, 03/31/2025	CAD	1,000	915
Netherlands Government Bond, (Netherlands),
Reg. S, 4.00%, 01/15/2037 (e)	EUR	846	1,609
Reg. S, 0.00%, 01/15/2024 (e)	EUR	771	930
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	1,204
Reg. S, 0.00%, 07/15/2030 (e)	EUR	620	747
Reg. S, 0.00%, 01/15/2038 (e)	EUR	65	75
Reg. S, 0.00%, 01/15/2052 (e)	EUR	399	423
Reg. S, 0.25%, 07/15/2029 (e)	EUR	423	522
Reg. S, 0.50%, 01/15/2040 (e)	EUR	540	675
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,520	1,933
Reg. S, 0.75%, 07/15/2028 (e)	EUR	120	153
Reg. S, 1.75%, 07/15/2023 (e)	EUR	1,605	1,999
Reg. S, 2.00%, 07/15/2024 (e)	EUR	891	1,143
Reg. S, 2.25%, 07/15/2022 (e)	EUR	812	992
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,507	3,852
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,177	2,252
Reg. S, 3.75%, 01/15/2042 (e)	EUR	710	1,445
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	1,098
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	382
Reg. S, 1.25%, 03/20/2025	AUD	3,000	2,302
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,452
Reg. S, 2.00%, 03/08/2033	AUD	1,500	1,127
2.25%, 05/07/2041	AUD	700	508
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,496
Reg. S, 3.00%, 02/20/2030	AUD	200	167
Series 22, 6.00%, 03/01/2022	AUD	600	468
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	3,395

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
New Zealand Government Bond, (New Zealand),
0.25%, 05/15/2028	NZD	4,400	2,831
0.50%, 05/15/2024	NZD	5,500	3,817
0.50%, 05/15/2026	NZD	2,000	1,356
1.50%, 05/15/2031	NZD	2,700	1,840
1.75%, 05/15/2041	NZD	630	383
Series 423, Reg. S, 5.50%, 04/15/2023	NZD	3,250	2,473
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	600	448
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	603
Series 429, 3.00%, 04/20/2029	NZD	280	217
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,607
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	2,050	1,519
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	200	126
3.50%, 04/14/2033	NZD	300	233
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	449
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,797
Norway Government Bond, (Norway),
Series 475, Reg. S, 2.00%, 05/24/2023 (e)	NOK	1,590	189
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	3,240	397
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	229
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	2,520	298
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	368
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	1,450	177
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	365
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	2,794	321
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	3,270	381
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	303
Reg. S, 0.45%, 05/13/2025	EUR	2,700	3,273
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,000	644
Ontario Teachers’ Finance Trust, (Canada), Reg. S, 0.50%, 05/06/2025	EUR	2,100	2,561
Panama Government International Bond, (Panama),
2.25%, 09/29/2032		235	226
6.70%, 01/26/2036		60	81
Peruvian Government International Bond, (Peru),
Reg. S, 2.75%, 01/30/2026	EUR	425	558
2.78%, 01/23/2031		110	112
3.55%, 03/10/2051		50	52
Reg. S, 6.90%, 08/12/2037	PEN	1,000	275

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Philippine Government International Bond, (Philippines),
1.65%, 06/10/2031		200	193
9.50%, 02/02/2030		100	158
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.48%, 10/18/2030 (e)	EUR	879	1,062
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,455	1,814
Reg. S, 0.90%, 10/12/2035 (e)	EUR	451	548
Reg. S, 1.00%, 04/12/2052 (e)	EUR	140	151
Reg. S, 1.95%, 06/15/2029 (e)	EUR	233	317
Reg. S, 2.13%, 10/17/2028 (e)	EUR	410	562
Reg. S, 2.20%, 10/17/2022 (e)	EUR	740	910
Reg. S, 2.88%, 10/15/2025 (e)	EUR	610	826
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	799
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	78
Reg. S, 4.10%, 04/15/2037 (e)	EUR	510	906
Reg. S, 4.10%, 02/15/2045 (e)	EUR	500	959
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	713
Reg. S, 5.65%, 02/15/2024 (e)	EUR	920	1,270
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	300	429
Province of Alberta Canada, (Canada),
Reg. S, 1.50%, 12/15/2022	GBP	400	563
2.20%, 06/01/2026	CAD	600	505
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	200	170
7.25%, 09/01/2036		300	497
7.88%, 11/30/2023	CAD	120	112
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	432
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	186
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	1,343
Reg. S, 0.50%, 12/15/2023	GBP	500	695
Reg. S, 0.63%, 04/17/2025	EUR	400	491
5.60%, 06/02/2035	CAD	300	337
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,289
Reg. S, 2.38%, 01/22/2024	EUR	425	540
3.50%, 12/01/2045	CAD	200	189
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	300	274
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	1,268
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	787
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	803
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,698
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	1,303
Series 23, Reg. S, 4.25%, 07/21/2023 (e)	AUD	3,500	2,843
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	957
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	834
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	800	655

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	2,100	1,777
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	240
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	363
Reg. S, 0.88%, 05/25/2027	EUR	100	125
Reg. S, 1.75%, 05/25/2031	EUR	500	674
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	245
Reg. S, 3.63%, 03/27/2024	EUR	100	131
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	959
Reg. S, 0.25%, 05/03/2026	EUR	300	363
Reg. S, 1.05%, 06/22/2040	EUR	100	121
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 09/20/2022 (e)	EUR	363	434
Reg. S, 0.00%, 04/20/2023 (e)	EUR	850	1,019
Reg. S, 0.00%, 07/15/2023 (e)	EUR	700	840
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	338
Reg. S, 0.00%, 02/20/2030 (e)	EUR	347	415
Reg. S, 0.00%, 02/20/2031 (e)	EUR	627	743
Reg. S, 0.00%, 10/20/2040 (e)	EUR	150	163
Reg. S, 0.50%, 04/20/2027 (e)	EUR	600	748
Reg. S, 0.50%, 02/20/2029 (e)	EUR	739	923
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,260
Reg. S, 0.75%, 02/20/2028 (e)	EUR	440	558
Reg. S, 0.75%, 03/20/2051 (e)	EUR	452	553
Reg. S, 0.85%, 06/30/2120 (e)	EUR	142	153
Reg. S, 1.50%, 02/20/2047 (e)	EUR	317	460
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	294
Reg. S, 2.10%, 09/20/2117 (e)	EUR	320	625
Reg. S, 2.40%, 05/23/2034 (e)	EUR	752	1,145
Reg. S, 3.15%, 06/20/2044 (e)	EUR	365	687
Reg. S, 3.80%, 01/26/2062 (e)	EUR	160	394
Reg. S, 4.15%, 03/15/2037 (e)	EUR	530	1,004
Reg. S, 4.85%, 03/15/2026 (e)	EUR	570	848
Reg. S, 6.25%, 07/15/2027	EUR	133	221
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,871
Republic of Italy Government International Bond, (Italy),
2.88%, 10/17/2029		200	208
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,496
Reg. S, 5.13%, 07/31/2024	EUR	520	713
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,874
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	453
Series 428, 2.75%, 04/25/2028	PLN	500	142
Series 429, 5.75%, 04/25/2029	PLN	530	181
Series 447, 4.00%, 04/25/2047	PLN	373	128
Series 722, Zero Coupon, 07/25/2022	PLN	2,880	754

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 726, 2.50%, 07/25/2026	PLN	770	214
Series 727, 2.50%, 07/25/2027	PLN	6,920	1,931
Series 922, 5.75%, 09/23/2022	PLN	1,690	474
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,640
Series 1026, 0.25%, 10/25/2026	PLN	1,390	342
Series 1029, 2.75%, 10/25/2029	PLN	2,800	804
Series 1030, 1.25%, 10/25/2030	PLN	579	147
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	507
Reg. S, 0.00%, 02/10/2025	EUR	60	72
Reg. S, 0.88%, 05/10/2027	EUR	1,000	1,251
Reg. S, 1.13%, 08/07/2026	EUR	925	1,168
Reg. S, 2.00%, 03/08/2049	EUR	53	77
Romania Government Bond, (Romania),
Series 3Y, 4.00%, 10/25/2023	RON	4,550	1,135
Series 5Y, 3.25%, 06/24/2026	RON	2,215	544
Series 5Y, 3.65%, 07/28/2025	RON	1,600	400
Series 10YR, 4.15%, 10/24/2030	RON	1,855	473
Romanian Government International Bond, (Romania),
Reg. S, 2.00%, 04/14/2033	EUR	800	941
Reg. S, 2.75%, 02/26/2026	EUR	15	20
Reg. S, 2.88%, 10/28/2024	EUR	775	1,003
Reg. S, 3.38%, 02/08/2038	EUR	225	292
Reg. S, 3.38%, 01/28/2050	EUR	665	840
Reg. S, 3.62%, 05/26/2030	EUR	975	1,336
Russian Federal Bond — OFZ, (Russia),
Series 6207, 8.15%, 02/03/2027	RUB	32,780	474
Series 6212, 7.05%, 01/19/2028	RUB	53,210	732
Series 6220, 7.40%, 12/07/2022	RUB	20,430	283
Series 6221, 7.70%, 03/23/2033	RUB	27,810	399
Series 6222, 7.10%, 10/16/2024	RUB	69,940	965
Series 6223, 6.50%, 02/28/2024	RUB	70,390	958
Series 6225, 7.25%, 05/10/2034	RUB	22,444	311
Series 6226, 7.95%, 10/07/2026	RUB	50,622	724
Series 6228, 7.65%, 04/10/2030	RUB	94,968	1,351
Series 6233, 6.10%, 07/18/2035	RUB	17,890	223
Series 6235, 5.90%, 03/12/2031	RUB	21,328	268
Russian Foreign Bond - Eurobond, (Russia), Reg. S, 2.88%, 12/04/2025	EUR	300	389
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	5,291
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	121
Reg. S, 2.00%, 07/09/2039	EUR	300	367
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	240
Reg. S, 0.13%, 10/18/2024	EUR	500	602
Singapore Government Bond, (Singapore),
2.00%, 02/01/2024	SGD	7,700	5,941
2.13%, 06/01/2026	SGD	1,200	943
2.25%, 08/01/2036	SGD	600	468
2.38%, 07/01/2039	SGD	1,320	1,054

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
2.63%, 05/01/2028	SGD	5,450	4,423
2.75%, 04/01/2042	SGD	2,710	2,301
2.75%, 03/01/2046	SGD	960	829
2.88%, 09/01/2030	SGD	2,715	2,244
3.38%, 09/01/2033	SGD	1,150	1,006
3.50%, 03/01/2027	SGD	1,800	1,515
Slovakia Government Bond, (Slovakia),
Series 225, Reg. S, 3.00%, 02/28/2023	EUR	370	465
Series 231, 0.63%, 05/22/2026	EUR	860	1,072
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	269
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	21	36
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	868	1,122
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	197
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	706
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	162
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	288
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	187
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	112	159
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	316	383
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	242
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	251
Reg. S, 1.13%, 05/19/2027	EUR	400	507
Reg. S, 1.50%, 05/29/2037	EUR	300	398
Reg. S, 2.00%, 11/12/2026	CHF	300	364
Reg. S, 2.00%, 02/05/2048	EUR	100	140
Reg. S, 5.00%, 10/10/2033	EUR	200	364
Reg. S, 5.00%, 03/11/2052	GBP	145	346
Reg. S, 5.25%, 12/07/2028	GBP	300	540
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	200	202
Reg. S, 1.13%, 10/22/2028	EUR	700	899
Reg. S, 1.13%, 05/25/2034	EUR	200	256
Reg. S, 1.70%, 05/25/2050	EUR	300	414
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	367
Reg. S, 1.00%, 05/25/2040	EUR	100	117
Reg. S, 1.50%, 02/02/2029	EUR	100	130
Reg. S, 4.63%, 02/02/2024	EUR	300	402
Reg. S, 5.38%, 03/18/2027	GBP	400	685
South Australian Government Financing Authority, (Australia),
2.75%, 05/24/2030	AUD	2,000	1,633
Series 23, 4.25%, 11/20/2023	AUD	350	288
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	316
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	1,318
Spain Government Bond, (Spain),
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,170	2,786
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	4,629
0.00%, 04/30/2023	EUR	1,757	2,103
Reg. S, 0.00%, 05/31/2024	EUR	509	611
0.00%, 01/31/2025	EUR	1,479	1,777
0.35%, 07/30/2023	EUR	1,880	2,268
0.45%, 10/31/2022	EUR	766	920

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.50%, 04/30/2030 (e)	EUR	1,128	1,362
Reg. S, 0.60%, 10/31/2029 (e)	EUR	680	831
Reg. S, 0.80%, 07/30/2027 (e)	EUR	1,880	2,345
Reg. S, 0.85%, 07/30/2037 (e)	EUR	73	85
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,270	1,360
Reg. S, 1.20%, 10/31/2040 (e)	EUR	1,060	1,275
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,121	1,435
Reg. S, 1.40%, 04/30/2028 (e)	EUR	666	863
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	2,387
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,020	3,941
Reg. S, 1.45%, 10/31/2071 (e)	EUR	230	240
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,585	2,057
Reg. S, 1.60%, 04/30/2025 (e)	EUR	430	549
Reg. S, 1.85%, 07/30/2035 (e)	EUR	1,613	2,184
Reg. S, 1.95%, 04/30/2026 (e)	EUR	340	446
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,823
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,047	1,492
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	2,221
Reg. S, 2.90%, 10/31/2046 (e)	EUR	600	960
Reg. S, 3.45%, 07/30/2066 (e)	EUR	794	1,448
Reg. S, 3.80%, 04/30/2024 (e)	EUR	940	1,249
Reg. S, 4.20%, 01/31/2037 (e)	EUR	946	1,674
Reg. S, 4.40%, 10/31/2023 (e)	EUR	770	1,018
Reg. S, 4.65%, 07/30/2025 (e)	EUR	2,226	3,183
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,064	2,084
Reg. S, 4.90%, 07/30/2040 (e)	EUR	936	1,859
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,623	2,637
Reg. S, 5.15%, 10/31/2044 (e)	EUR	850	1,820
5.75%, 07/30/2032	EUR	1,764	3,277
Reg. S, 5.90%, 07/30/2026 (e)	EUR	16	25
6.00%, 01/31/2029	EUR	1,430	2,452
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	313	379
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	741	1,152
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	70	74
Reg. S, 1.45%, 11/26/2038	EUR	180	248
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	731
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	53
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	34
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	35
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	162
State of Hesse, (Germany),
Reg. S, 0.88%, 12/10/2024	EUR	600	744
Reg. S, 1.38%, 06/10/2024	EUR	490	613
Series 1701, Reg. S, 0.13%, 01/25/2024	EUR	492	592
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	288
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 01/10/2031	EUR	479	566
Reg. S, 0.05%, 03/09/2035	EUR	277	315
Reg. S, 0.25%, 02/06/2024	EUR	325	393
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	407

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.20%, 04/09/2030	EUR	100	121
Reg. S, 0.20%, 01/27/2051	EUR	80	84
Reg. S, 0.38%, 02/16/2023	EUR	400	481
Reg. S, 0.38%, 09/02/2050	EUR	210	234
Reg. S, 0.50%, 11/25/2039	EUR	110	130
Reg. S, 0.75%, 08/16/2041	EUR	360	444
Reg. S, 0.80%, 07/30/2049	EUR	100	125
Reg. S, 0.95%, 03/13/2028	EUR	144	184
Reg. S, 0.95%, 01/10/2121	EUR	120	130
Reg. S, 1.38%, 01/15/2120	EUR	140	187
Reg. S, 1.45%, 02/16/2043	EUR	100	140
Reg. S, 1.65%, 02/22/2038	EUR	110	155
Reg. S, 1.65%, 05/16/2047	EUR	80	118
Reg. S, 1.75%, 10/26/2057	EUR	172	271
Reg. S, 1.75%, 07/11/2068	EUR	70	110
Reg. S, 1.88%, 09/15/2022	EUR	600	732
Reg. S, 1.88%, 03/15/2024	EUR	630	795
Reg. S, 2.15%, 03/21/2119	EUR	202	375
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	147	165
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	144
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	519
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	444
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	270
Reg. S, 0.75%, 01/19/2026	EUR	350	436
State of Saxony-Anhalt, (Germany), Reg. S, 1.88%, 04/10/2024	EUR	300	379
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	160	193
Reg. S, 0.50%, 03/22/2029	EUR	140	174
Reg. S, 0.63%, 08/31/2028	EUR	140	175
State of the Grand-Duchy of Luxembourg, (Luxembourg), Reg. S, 0.00%, 03/24/2031	EUR	103	122
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	363
Svensk Exportkredit AB, (Sweden), Zero Coupon, 05/11/2037		224	149
Sweden Government Bond, (Sweden),
Series 1053, 3.50%, 03/30/2039	SEK	2,210	378
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	1,925	269
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	7,010	853
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	588
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	3,560	433
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	2,490	303
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	3,640	415
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	640	69
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	70

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	840
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	267
Reg. S, 0.00%, 06/26/2034	CHF	520	570
Reg. S, 0.00%, 07/24/2039	CHF	229	247
Reg. S, 0.50%, 05/27/2030	CHF	330	382
Reg. S, 0.50%, 06/28/2045	CHF	60	72
Reg. S, 0.50%, 05/30/2058	CHF	160	204
Reg. S, 1.25%, 06/11/2024	CHF	410	469
Reg. S, 1.25%, 06/27/2037	CHF	230	299
Reg. S, 1.50%, 07/24/2025	CHF	190	224
Reg. S, 1.50%, 04/30/2042	CHF	140	198
Reg. S, 2.00%, 06/25/2064	CHF	90	179
Reg. S, 2.25%, 06/22/2031	CHF	52	70
Reg. S, 3.25%, 06/27/2027	CHF	510	677
Reg. S, 4.00%, 04/08/2028	CHF	273	386
Reg. S, 4.00%, 01/06/2049	CHF	130	292
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	108,000	3,464
1.60%, 12/17/2029	THB	54,000	1,686
1.88%, 06/17/2049	THB	64,000	1,668
2.00%, 06/17/2042	THB	19,000	550
2.13%, 12/17/2026	THB	1,570	52
2.40%, 12/17/2023	THB	220,000	7,173
2.88%, 12/17/2028	THB	312,000	10,756
2.88%, 06/17/2046	THB	15,000	491
3.30%, 06/17/2038	THB	202,300	7,109
3.40%, 06/17/2036	THB	25,000	887
3.60%, 06/17/2067	THB	53,000	1,900
3.65%, 06/20/2031	THB	50,000	1,823
Tokyo Metropolitan Government, (Japan),
Reg. S, 0.75%, 07/16/2025		1,000	989
Series 716, 0.77%, 12/20/2022	JPY	100,000	910
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	16,488
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	10,989
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,835
Treasury Corp. of Victoria, (Australia),
0.50%, 11/20/2025	AUD	2,500	1,848
1.00%, 11/20/2023	AUD	3,650	2,788
1.25%, 11/19/2027	AUD	1,600	1,198
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,743
Reg. S, 2.25%, 11/20/2034	AUD	3,800	2,885
2.25%, 11/20/2041	AUD	500	358
Reg. S, 3.00%, 10/20/2028	AUD	1,200	1,000
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	239
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	118
Reg. S, 0.00%, 11/19/2030	EUR	200	234
Reg. S, 0.10%, 11/25/2026	EUR	600	724
Reg. S, 0.25%, 11/25/2029	EUR	1,000	1,207
Reg. S, 0.25%, 07/16/2035	EUR	200	232

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 0.63%, 03/03/2026	EUR	100	124
Reg. S, 0.88%, 10/25/2022	EUR	1,100	1,329
Reg. S, 1.25%, 10/21/2027	EUR	200	258
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2023	GBP	1,688	2,337
Reg. S, 0.13%, 01/31/2024	GBP	1,180	1,630
Reg. S, 0.13%, 01/30/2026	GBP	350	479
Reg. S, 0.13%, 01/31/2028	GBP	651	877
Reg. S, 0.25%, 07/31/2031	GBP	1,077	1,406
Reg. S, 0.38%, 10/22/2030	GBP	1,770	2,365
Reg. S, 0.50%, 07/22/2022	GBP	675	938
Reg. S, 0.50%, 10/22/2061	GBP	929	1,015
Reg. S, 0.63%, 06/07/2025	GBP	2,921	4,100
Reg. S, 0.63%, 07/31/2035	GBP	887	1,155
Reg. S, 0.63%, 10/22/2050	GBP	1,389	1,633
Reg. S, 0.75%, 07/22/2023	GBP	1,850	2,595
Reg. S, 0.88%, 10/22/2029	GBP	2,290	3,222
Reg. S, 0.88%, 01/31/2046	GBP	231	294
Reg. S, 1.00%, 04/22/2024	GBP	1,510	2,138
Reg. S, 1.25%, 07/22/2027	GBP	2,124	3,079
Reg. S, 1.25%, 10/22/2041	GBP	908	1,264
Reg. S, 1.25%, 07/31/2051	GBP	370	512
Reg. S, 1.50%, 07/22/2026	GBP	2,420	3,539
Reg. S, 1.50%, 07/22/2047	GBP	1,483	2,170
Reg. S, 1.63%, 10/22/2028	GBP	1,285	1,915
Reg. S, 1.63%, 10/22/2054	GBP	960	1,473
Reg. S, 1.63%, 10/22/2071	GBP	802	1,346
Reg. S, 1.75%, 09/07/2022	GBP	647	913
Reg. S, 1.75%, 09/07/2037	GBP	1,420	2,148
Reg. S, 1.75%, 01/22/2049	GBP	1,486	2,302
Reg. S, 1.75%, 07/22/2057	GBP	1,190	1,914
Reg. S, 2.00%, 09/07/2025	GBP	1,980	2,936
Reg. S, 2.25%, 09/07/2023	GBP	2,190	3,173
Reg. S, 2.50%, 07/22/2065	GBP	860	1,748
Reg. S, 2.75%, 09/07/2024	GBP	1,260	1,884
Reg. S, 3.25%, 01/22/2044	GBP	2,308	4,468
Reg. S, 3.50%, 01/22/2045	GBP	2,231	4,521
Reg. S, 3.50%, 07/22/2068	GBP	987	2,549
Reg. S, 3.75%, 07/22/2052	GBP	1,102	2,518
Reg. S, 4.00%, 01/22/2060	GBP	1,070	2,783
Reg. S, 4.25%, 12/07/2027	GBP	1,620	2,777
Reg. S, 4.25%, 06/07/2032	GBP	1,800	3,374
Reg. S, 4.25%, 03/07/2036	GBP	1,130	2,247
Reg. S, 4.25%, 09/07/2039	GBP	1,450	3,029
Reg. S, 4.25%, 12/07/2040	GBP	1,840	3,909
Reg. S, 4.25%, 12/07/2046	GBP	3,115	7,140
Reg. S, 4.25%, 12/07/2049	GBP	1,214	2,899
Reg. S, 4.25%, 12/07/2055	GBP	1,274	3,274
Reg. S, 4.50%, 09/07/2034	GBP	1,730	3,437
Reg. S, 4.50%, 12/07/2042	GBP	1,219	2,739
Reg. S, 4.75%, 12/07/2030	GBP	2,244	4,243
Reg. S, 4.75%, 12/07/2038	GBP	1,632	3,561
Reg. S, 5.00%, 03/07/2025	GBP	1,355	2,202
Reg. S, 6.00%, 12/07/2028	GBP	940	1,813

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

United States International Development Finance Corp., 3.37%, 10/05/2034		93	106
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	64
5.10%, 06/18/2050		100	131
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	130
Reg. S, 1.75%, 05/25/2031	EUR	200	269
3.88%, 12/29/2025	EUR	500	698
Western Australian Treasury Corp., (Australia),
Reg. S, 1.75%, 10/22/2031	AUD	800	598
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	2,229
Series 25, Reg. S, 5.00%, 07/23/2025	AUD	2,000	1,756
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	331
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	1,186

Total Foreign Government Securities (Cost $3,526,122)			3,460,043

Mortgage-Backed Securities — 22.0%
FHLMC Gold Pool,
3.00%, 10/01/2046		330	339
3.50%, 12/01/2044		615	640
3.50%, 06/01/2045		862	899
3.50%, 05/01/2046		281	292
3.50%, 10/01/2046		311	323
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029		9,648	10,213
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		28	30
3.00%, 12/01/2046		45	47
4.00%, 08/01/2040		469	514
4.00%, 10/01/2040		3,499	3,850
4.00%, 11/01/2040		834	914
4.00%, 11/01/2047		3,291	3,531
4.00%, 01/01/2048		71	76
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.54%, 01/01/2050 (aa)		122	127
FHLMC Pool,
3.00%, 09/01/2029		1,808	1,899
3.50%, 02/01/2043		113	122
3.50%, 02/01/2044		133	144
6.00%, 08/01/2035		59	63
FHLMC Pool, Single Family, 15 years,
2.00%, 02/01/2036		6,911	7,151
1.50%, 12/01/2035		511	518
2.00%, 12/01/2035		1,067	1,101
2.00%, 03/01/2036		557	577
2.50%, 07/01/2032		3,573	3,760
2.50%, 10/01/2035		11,655	12,200
3.00%, 10/01/2028		2,388	2,525
3.00%, 04/01/2029		100	106
3.00%, 05/01/2030		9	10

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
3.00%, 11/01/2030	192	203
3.00%, 11/01/2031	76	80
3.00%, 02/01/2032	47	50
3.00%, 11/01/2032	197	208
3.00%, 01/01/2033	92	97
3.00%, 12/01/2034	136	142
3.00%, 05/01/2035	4,172	4,387
3.50%, 02/01/2034	1,225	1,314
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	517	547
3.50%, 07/01/2039	304	320
3.50%, 08/01/2039	1,090	1,149
3.50%, 09/01/2039	642	679
FHLMC Pool, Single Family, 30 years,
2.50%, 11/01/2050 (hh)	37,040	38,461
2.00%, 10/01/2050	4,070	4,119
2.00%, 02/01/2051	4,851	4,909
2.00%, 03/01/2051	2,111	2,137
2.00%, 05/01/2051	13,526	13,686
2.00%, 06/01/2051	1,580	1,599
3.50%, 09/01/2049	3,814	4,056
1.50%, 12/01/2050	2,269	2,228
3.00%, 11/01/2049	3,061	3,215
3.00%, 05/01/2050	5,073	5,407
3.00%, 07/01/2050	277	291
3.00%, 08/01/2050	2,462	2,587
3.00%, 06/01/2051	4,000	4,261
3.50%, 03/01/2048	453	490
3.50%, 05/01/2048	6,456	6,874
3.50%, 01/01/2049	105	112
3.50%, 02/01/2049	808	873
3.50%, 07/01/2049	4,000	4,209
3.50%, 10/01/2049	854	916
3.50%, 12/01/2049	1,000	1,052
3.50%, 04/01/2050	4,639	5,017
3.50%, 05/01/2050	401	422
4.00%, 10/01/2048	5,161	5,549
4.00%, 04/01/2049	5,194	5,567
4.00%, 09/01/2049	2,403	2,612
4.00%, 05/01/2050	2,000	2,131
4.00%, 08/01/2050	2,610	2,783
4.00%, 09/01/2050	15,526	16,904
4.00%, 12/01/2050	452	481
4.50%, 05/01/2048	8,106	8,745
4.50%, 06/01/2048	248	268
4.50%, 08/01/2048	45	49
4.50%, 02/01/2049	3,968	4,269
4.50%, 03/01/2049	4,749	5,115
4.50%, 04/01/2049	143	153
4.50%, 06/01/2049	15	16
4.50%, 08/01/2049	2,377	2,620
4.50%, 09/01/2049	874	942
4.50%, 03/01/2050	314	339
4.50%, 10/01/2050	6,544	7,103
5.00%, 12/01/2049	667	743

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/01/2051 (w)	1,025	1,092
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2036 (w)	14,975	15,161
TBA, 2.00%, 07/01/2036 (w)	44,775	46,197
TBA, 2.00%, 08/01/2036 (w)	43,000	44,309
TBA, 2.50%, 07/01/2036 (w)	3,150	3,285
TBA, 2.50%, 08/01/2036 (w)	23,000	23,966
TBA, 3.00%, 07/01/2051 (w)	4,675	4,913
TBA, 3.50%, 07/01/2036 (w)	3,250	3,471
TBA, 3.50%, 08/01/2036 (w)	5,000	5,338
TBA, 4.00%, 07/01/2036 (w)	7,250	7,706
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2051 (w)	10,575	10,375
TBA, 1.50%, 08/01/2051 (w)	7,950	7,785
TBA, 2.00%, 07/01/2050 (w)	37,847	38,265
TBA, 2.00%, 08/01/2051 (w)	56,525	57,037
TBA, 2.50%, 07/01/2051 (w)	29,967	31,015
TBA, 2.50%, 08/01/2051 (w)	77,500	80,055
TBA, 2.50%, 09/01/2051 (w)	4,000	4,123
TBA, 3.00%, 07/01/2051 (w)	24,692	25,744
TBA, 3.00%, 08/01/2051 (w)	48,500	50,535
TBA, 3.00%, 09/01/2051 (w)	27,000	28,107
TBA, 3.50%, 07/01/2051 (w)	55,666	58,607
TBA, 4.00%, 08/01/2051 (w)	25,700	27,396
TBA, 4.50%, 07/01/2051 (w)	6,950	7,482
TBA, 5.00%, 07/01/2051 (w)	1,150	1,263
FNMA Pool,
3.50%, 02/01/2045	416	449
3.00%, 05/01/2045	582	599
3.00%, 03/01/2060	27,777	30,067
3.50%, 08/01/2032	106	113
3.50%, 12/01/2042	231	247
3.50%, 04/01/2043	347	375
3.50%, 11/01/2043	166	180
3.50%, 09/01/2048	204	212
3.50%, 07/01/2049	456	472
4.00%, 04/01/2041	201	219
4.00%, 08/01/2046	165	182
5.39%, 07/01/2024	611	658
FNMA Pool, Single Family, 15 years,
2.00%, 12/01/2035	3,594	3,713
2.00%, 02/01/2036	8,720	9,011
2.00%, 03/01/2036	651	673
2.00%, 09/01/2028	202	210
3.00%, 02/01/2028	469	495
3.00%, 09/01/2030	1,135	1,201
2.00%, 02/01/2028	24	25
2.00%, 11/01/2028	190	196
2.00%, 07/01/2032	14	15
2.00%, 11/01/2034	862	891
2.00%, 07/01/2036	28,500	29,429
2.50%, 08/01/2035	379	396
2.50%, 03/01/2036	2,934	3,101
3.00%, 04/01/2027	1,052	1,108

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
3.00%, 11/01/2027	75	79
3.00%, 10/01/2029	109	116
3.00%, 05/01/2030	45	48
3.00%, 07/01/2030	38	40
3.00%, 12/01/2030	50	53
3.00%, 04/01/2031	186	196
3.00%, 12/01/2031	448	474
3.00%, 07/01/2032	176	186
3.00%, 01/01/2033	118	125
3.00%, 02/01/2033	18	19
3.00%, 07/01/2033	201	212
3.00%, 02/01/2034	2,389	2,522
3.00%, 12/01/2034	102	108
3.00%, 03/01/2035	611	642
3.00%, 08/01/2035	2,515	2,650
3.50%, 03/01/2035	2,517	2,712
3.50%, 05/01/2035	55	59
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	668	723
3.50%, 08/01/2038	205	216
3.50%, 04/01/2039	27	28
3.50%, 08/01/2039	324	341
4.50%, 06/01/2039	47	51
FNMA Pool, Single Family, 30 years,
2.00%, 04/01/2051	4,465	4,525
2.00%, 06/01/2051	6,947	7,035
3.50%, 03/01/2050	7,999	8,428
2.00%, 09/01/2050	1,560	1,579
2.00%, 02/01/2051	1,646	1,666
2.50%, 12/01/2050	16,844	17,514
2.50%, 03/01/2051	6,899	7,168
3.00%, 01/01/2050	5,190	5,444
3.00%, 07/01/2050	11,794	12,483
3.50%, 02/01/2048	3,804	4,025
3.50%, 02/01/2050	5,173	5,439
3.50%, 04/01/2050	4,288	4,519
3.50%, 05/01/2050	4,680	4,936
4.50%, 08/01/2049	503	543
2.00%, 12/01/2050	10,034	10,151
2.00%, 01/01/2051	4,866	4,927
2.00%, 03/01/2051	2,463	2,495
2.00%, 07/01/2051	2,970	3,005
2.50%, 08/01/2046	7,823	8,128
2.50%, 08/01/2050	24	25
2.50%, 10/01/2050	2,790	2,905
2.50%, 05/01/2051	10,665	11,049
2.50%, 06/01/2051	9,632	9,978
3.00%, 08/01/2046	1,887	1,982
3.00%, 04/01/2048	8,926	9,486
3.00%, 03/01/2050	2,287	2,422
3.00%, 12/01/2050	5,281	5,648
3.00%, 01/01/2051	2,220	2,351
3.00%, 05/01/2051	13,967	14,877
3.50%, 12/01/2045	3,390	3,622
3.50%, 07/01/2046	6,007	6,495

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 07/01/2047	781	826
3.50%, 09/01/2047	115	122
3.50%, 03/01/2048	296	320
3.50%, 06/01/2049	3,221	3,385
3.50%, 08/01/2049	59	62
3.50%, 09/01/2049	4,000	4,211
3.50%, 10/01/2049	4,000	4,211
3.50%, 11/01/2049	1,941	2,043
3.50%, 07/01/2050	14,188	15,197
3.50%, 01/01/2051	7,326	7,698
4.00%, 04/01/2039	2,073	2,280
4.00%, 03/01/2042	857	951
4.00%, 04/01/2043	342	372
4.00%, 02/01/2045	383	419
4.00%, 09/01/2046	217	239
4.00%, 09/01/2047	74	80
4.00%, 10/01/2047	928	994
4.00%, 03/01/2048	145	155
4.00%, 04/01/2048	790	842
4.00%, 06/01/2048	64	68
4.00%, 12/01/2048	103	110
4.00%, 06/01/2049	1,995	2,158
4.00%, 07/01/2049	50	53
4.00%, 10/01/2049	48	51
4.00%, 11/01/2049	360	391
4.00%, 05/01/2050	1,946	2,074
4.00%, 06/01/2050	4,188	4,463
4.50%, 01/01/2048	46	49
4.50%, 07/01/2048	3,607	3,891
4.50%, 08/01/2048	34	37
4.50%, 09/01/2048	1,196	1,293
4.50%, 11/01/2048	10,567	11,391
4.50%, 02/01/2049	12,474	13,445
4.50%, 03/01/2049	346	373
4.50%, 04/01/2049	1,147	1,232
4.50%, 05/01/2049	1,142	1,226
4.50%, 09/01/2049	882	950
4.50%, 11/01/2049	696	750
4.50%, 10/01/2050	867	934
5.00%, 09/01/2049	2,134	2,377
FNMA Pool, 10 years,
3.00%, 03/01/2026	276	290
3.00%, 09/01/2025	906	951
3.00%, 03/01/2024	460	483
3.00%, 07/01/2026	1,595	1,673
2.00%, 11/01/2027	796	822
3.00%, 10/01/2027	558	586
3.00%, 09/01/2027	1,557	1,634
3.00%, 01/01/2023	42	44
3.00%, 07/01/2023	40	42
3.00%, 09/01/2023	108	114
3.00%, 02/01/2024	1,463	1,535
3.00%, 06/01/2024	420	441
3.00%, 10/01/2024	972	1,021
3.00%, 11/01/2024	231	242

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
3.00%, 04/01/2025	126	133
3.00%, 05/01/2025	271	285
3.00%, 12/01/2025	415	435
3.00%, 04/01/2026	474	497
3.00%, 11/01/2026	123	129
3.00%, 12/01/2026	33	34
3.00%, 04/01/2027	293	307
3.00%, 06/01/2027	23	24
3.00%, 10/01/2027	198	208
FHA/VA, 3.00%, 01/01/2047	1,292	1,355
GNMA II Pool,
(ICE LIBOR USD 1 Month + 2.20%), 2.31%, 02/20/2071 (aa)	4,868	5,297
3.50%, 06/20/2048	129	133
3.50%, 07/20/2048	107	110
3.50%, 08/20/2049	301	307
3.50%, 11/20/2049	495	512
4.00%, 11/20/2041	36	38
4.50%, 08/20/2040	38	41
4.50%, 10/20/2040	52	56
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	4,773	4,934
GNMA II Pool, Single Family, 30 years,
4.50%, 05/20/2048	14,303	15,533
4.50%, 11/20/2048	1,272	1,396
2.00%, 04/20/2051	6,555	6,688
2.50%, 12/20/2050	4,459	4,619
2.50%, 01/20/2051	488	507
2.50%, 02/20/2051	3,597	3,725
2.50%, 05/20/2051	8,671	8,970
3.00%, 09/20/2046	3,884	4,096
3.00%, 04/20/2049	60	63
3.00%, 07/20/2050	7,387	7,720
3.00%, 08/20/2050	11,816	12,390
3.00%, 01/20/2051	3,303	3,455
3.50%, 09/20/2045	4,702	5,006
3.50%, 09/20/2047	5,571	5,892
3.50%, 08/20/2048	349	368
3.50%, 11/20/2048	405	426
3.50%, 12/20/2048	11	12
3.50%, 07/20/2049	2,175	2,283
3.50%, 01/20/2050	1,484	1,556
3.50%, 04/20/2050	261	274
4.00%, 07/20/2048	2,183	2,320
4.00%, 11/20/2048	63	66
4.00%, 05/20/2049	1,254	1,328
4.00%, 03/20/2050	43,253	45,600
4.50%, 03/20/2047	656	719
4.50%, 06/20/2047	1,517	1,680
4.50%, 10/20/2047	493	534
4.50%, 11/20/2047	1,838	2,003
4.50%, 09/20/2048	573	616
4.50%, 10/20/2049	1,662	1,773
4.50%, 02/20/2050	5,999	6,389
4.50%, 10/20/2050	16,500	17,605

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

5.00%, 12/20/2048	438	479
5.00%, 06/20/2049	920	993
GNMA, Single Family, 30 years,
TBA, 1.50%, 07/01/2051 (w)	100	99
TBA, 2.00%, 07/01/2051 (w)	23,200	23,648
TBA, 2.00%, 08/01/2051 (w)	6,500	6,613
TBA, 2.50%, 07/01/2051 (w)	24,425	25,283
TBA, 2.50%, 08/01/2051 (w)	46,200	47,737
TBA, 3.00%, 08/01/2051 (w)	39,200	40,881
TBA, 3.50%, 07/01/2051 (w)	16,175	16,969
TBA, 3.50%, 08/01/2051 (w)	100	105
TBA, 4.00%, 07/01/2051 (w)	9,275	9,794
TBA, 4.50%, 07/01/2051 (w)	8,850	9,431
TBA, 5.00%, 07/01/2051 (w)	675	728

Total Mortgage-Backed Securities (Cost $1,566,387)		1,563,179

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	100	132

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	105
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	15
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	66
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	51
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	34
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	79
GO, 7.55%, 04/01/2039	50	85
GO, 7.60%, 11/01/2040	50	87
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	50
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	28
Series BJ, Rev., 3.07%, 05/15/2051	5	5

		605

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	1,269

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	118

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	16

Michigan — 0.0% (g)
University of Michigan, Taxable, Series B, Rev., 2.56%, 04/01/2050	25	25

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	38

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	37
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	49

		86

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	34
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	44
Port Authority of New York & New Jersey,
Series 174, Rev., 4.46%, 10/01/2062	20	27
Series 21, Rev., 3.29%, 08/01/2069	40	42

		147

Oregon — 0.0% (g)
Oregon State University, Taxable, Rev., BAM, 3.42%, 03/01/2060	10	10
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	70

		80

Pennsylvania — 0.0% (g)
City of Philadelphia, Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	10

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	29
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	42
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	15	25

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Texas — continued
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044		10	10
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046		10	13

			119

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	50

Total Municipal Bonds (Cost $2,739)			2,695

U.S. Government Agency Securities — 0.3%
FHLBs,
0.50%, 04/14/2025		2,000	1,989
3.25%, 11/16/2028		650	739
5.50%, 07/15/2036		200	296
FHLMC,
Zero Coupon, 12/14/2029		925	813
Zero Coupon, 12/17/2029		32	28
Zero Coupon, 01/02/2034		550	432
0.13%, 07/25/2022		5	5
0.25%, 08/24/2023		2,650	2,649
0.38%, 07/21/2025		1,000	986
1.50%, 02/12/2025		107	110
6.25%, 07/15/2032		207	305
6.75%, 03/15/2031		400	589
FHLMC Coupon STRIPs, Zero Coupon, 03/15/2030		235	205
FHLMC STRIPs, Zero Coupon, 03/15/2031		700	596
FNMA,
0.25%, 05/22/2023		3,000	3,000
0.30%, 08/03/2023		100	100
0.35%, 08/18/2023		1,500	1,501
0.88%, 08/05/2030		1,310	1,242
5.38%, 12/07/2028		GBP 260	469
6.25%, 05/15/2029		1,000	1,363
FNMA Interest STRIP,
Zero Coupon, 09/23/2027		117	109
Zero Coupon, 07/15/2030		14	12
Zero Coupon, 11/15/2030		13	11
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2028		50	45
Zero Coupon, 07/15/2029		355	315
Zero Coupon, 10/15/2029		40	35
Zero Coupon, 01/15/2030		285	249
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		50	44
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	417
5.88%, 04/01/2036		400	596

Total U.S. Government Agency Securities (Cost $19,488)			19,250

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 8.1%
U.S. Treasury Bonds,
1.13%, 05/15/2040	6,482	5,602
1.13%, 08/15/2040	3,225	2,776
1.25%, 05/15/2050 (ii)	9,680	7,909
1.38%, 11/15/2040	470	422
1.38%, 08/15/2050	3,626	3,059
1.63%, 11/15/2050	1,700	1,528
1.88%, 02/15/2041	400	392
1.88%, 02/15/2051	2,700	2,579
2.00%, 02/15/2050	2,609	2,565
2.25%, 05/15/2041	1,000	1,042
2.25%, 08/15/2046	3,000	3,104
2.25%, 08/15/2049	3,300	3,420
2.38%, 11/15/2049	2,200	2,344
2.38%, 05/15/2051	1,250	1,336
2.50%, 02/15/2045	5,500	5,955
2.50%, 02/15/2046	1,000	1,084
2.50%, 05/15/2046	1,975	2,141
2.75%, 11/15/2042	2,000	2,254
2.75%, 08/15/2047	900	1,024
2.75%, 11/15/2047	900	1,025
2.88%, 05/15/2043	2,000	2,302
2.88%, 11/15/2046	1,500	1,742
2.88%, 05/15/2049	3,000	3,515
3.00%, 05/15/2042	800	937
3.00%, 11/15/2044	900	1,060
3.00%, 05/15/2045	1,730	2,041
3.00%, 11/15/2045	4,229	5,003
3.00%, 02/15/2047	4,588	5,453
3.00%, 08/15/2048	2,020	2,413
3.00%, 02/15/2049	2,400	2,875
3.13%, 11/15/2041	800	954
3.13%, 02/15/2043	860	1,028
3.38%, 11/15/2048	3,700	4,726
3.63%, 08/15/2043	4,090	5,271
3.63%, 02/15/2044	3,000	3,880
3.75%, 11/15/2043	3,115	4,091
3.88%, 08/15/2040	900	1,184
4.25%, 11/15/2040	1,769	2,441
4.38%, 05/15/2041	410	576
4.50%, 02/15/2036	1,805	2,480
4.63%, 02/15/2040	1,000	1,436
4.75%, 02/15/2037	300	426
4.75%, 02/15/2041	800	1,174
5.00%, 05/15/2037	300	438
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	41	45
U.S. Treasury Notes,
0.13%, 04/30/2022	512	512
0.13%, 06/30/2022	21,000	21,005
0.13%, 07/31/2022	8,200	8,201
0.13%, 09/30/2022	2,500	2,500
0.13%, 10/31/2022	18,000	17,992
0.13%, 05/15/2023	300	299
0.13%, 05/31/2023	500	499

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

0.13%, 06/30/2023	8,900	8,878
0.13%, 07/15/2023	13,000	12,965
0.13%, 08/15/2023	45	45
0.13%, 01/15/2024	100	99
0.25%, 04/15/2023	1,203	1,204
0.25%, 06/15/2023	11,000	11,001
0.25%, 03/15/2024	2,000	1,992
0.25%, 05/15/2024	2,000	1,989
0.25%, 06/15/2024	3,000	2,982
0.25%, 05/31/2025	10,000	9,835
0.25%, 06/30/2025	10,000	9,826
0.25%, 07/31/2025	19,920	19,550
0.25%, 09/30/2025	2,500	2,448
0.25%, 10/31/2025	600	587
0.38%, 04/15/2024	1,000	999
0.38%, 04/30/2025	1,085	1,074
0.38%, 11/30/2025	3,500	3,438
0.38%, 12/31/2025	4,990	4,897
0.38%, 01/31/2026	600	588
0.38%, 07/31/2027	6,215	5,960
0.38%, 09/30/2027	5,500	5,257
0.50%, 03/15/2023	8,000	8,040
0.50%, 04/30/2027	532	516
0.50%, 05/31/2027	4,500	4,359
0.50%, 06/30/2027	5,000	4,839
0.50%, 08/31/2027	2,400	2,316
0.63%, 11/30/2027	2,200	2,131
0.63%, 12/31/2027	3,600	3,483
0.63%, 05/15/2030	13,078	12,235
0.63%, 08/15/2030	4,555	4,247
0.75%, 03/31/2026	1,500	1,494
0.75%, 04/30/2026	2,500	2,489
0.75%, 05/31/2026	2,400	2,387
0.75%, 01/31/2028	3,000	2,923
0.88%, 06/30/2026	1,000	1,000
0.88%, 11/15/2030	4,700	4,473
1.13%, 02/28/2027	4,000	4,031
1.13%, 02/29/2028	500	499
1.13%, 02/15/2031	5,000	4,859
1.25%, 07/31/2023	8,100	8,265
1.25%, 03/31/2028	2,500	2,512
1.25%, 04/30/2028	2,300	2,309
1.25%, 05/31/2028 (ee) (gg)	9,400	9,431
1.25%, 06/30/2028	2,190	2,195
1.50%, 08/15/2026	1,000	1,030
1.50%, 02/15/2030	3,399	3,435
1.63%, 02/15/2026	5,500	5,703
1.63%, 05/15/2026	2,500	2,592
1.63%, 08/15/2029	2,000	2,047
1.63%, 05/15/2031	3,370	3,426
1.75%, 09/30/2022	1,400	1,428
1.75%, 05/15/2023	140	144
1.75%, 12/31/2026	840	876
1.75%, 11/15/2029	2,000	2,066
1.88%, 07/31/2022	4,000	4,076

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.88%, 08/31/2022	675	689
2.00%, 07/31/2022	1,600	1,633
2.00%, 11/30/2022	1,560	1,600
2.00%, 02/15/2023	500	515
2.00%, 08/15/2025	3,000	3,158
2.00%, 11/15/2026	6,700	7,074
2.13%, 02/29/2024	55	58
2.13%, 03/31/2024	12,000	12,563
2.13%, 07/31/2024	3,000	3,151
2.13%, 09/30/2024	10,400	10,940
2.13%, 05/15/2025	11,000	11,618
2.25%, 11/15/2024	10,700	11,312
2.25%, 11/15/2025	2,575	2,740
2.25%, 03/31/2026	400	426
2.25%, 02/15/2027	5,000	5,347
2.25%, 08/15/2027	4,200	4,494
2.38%, 01/31/2023	1,600	1,655
2.38%, 08/15/2024	3,800	4,024
2.38%, 05/15/2027	8,000	8,617
2.38%, 05/15/2029	3,500	3,779
2.63%, 02/15/2029	1,600	1,756
2.75%, 07/31/2023	7,000	7,361
2.75%, 11/15/2023	4,300	4,547
2.75%, 02/15/2024	3,000	3,186
2.75%, 02/28/2025	13,800	14,874
2.75%, 02/15/2028	4,660	5,138
2.88%, 11/15/2021	1	1
2.88%, 09/30/2023	3,000	3,173
2.88%, 10/31/2023	1,524	1,615
2.88%, 04/30/2025	10,900	11,825
2.88%, 11/30/2025	1,300	1,419
2.88%, 05/15/2028	4,500	5,002
2.88%, 08/15/2028	1,800	2,003
3.00%, 09/30/2025	120	131
3.13%, 11/15/2028	6,390	7,234
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024	800	790
Zero Coupon, 05/15/2026	5,000	4,779
Zero Coupon, 11/15/2026	5,000	4,728
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	10,854
Zero Coupon, 11/15/2038	6,250	4,376
Zero Coupon, 11/15/2041 (ee)	200	128
Zero Coupon, 08/15/2045	600	353

Total U.S. Treasury Obligations (Cost $596,494)		574,196

Short-Term Investments — 9.3%
Repurchase Agreement — 0.8%
BNP Paribas, 0.03%, dated 06/30/2021 due 07/01/2021, repurchase price $56,100, collateralized by U.S. Treasury Security, 1.00%, due 02/15/2049, with a value of $57,448.	56,100	56,100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Time Deposits — 8.0%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021		258,488		258,488
Barclays SA, 0.01%, 07/01/2021		904		904
BNP Paribas SA,
(1.83%), 07/01/2021	CHF	71		76
(0.78%), 07/01/2021	EUR	8,561		10,151
(0.61%), 07/01/2021	SEK	961		112
(0.48%), 07/01/2021	DKK	1,179		188
0.01%, 07/01/2021		28,465		28,465
Brown Brothers Harriman,
(1.83%), 07/01/2021	CHF	—	(h)	—	(h)
(1.08%), 07/01/2021	NOK	793		92
(0.60%), 07/01/2021	NZD	1,155		807
(0.44%), 07/01/2021	AUD	1,842		1,382
0.00%, 07/01/2021	SGD	1,075		800
0.00%, 07/02/2021	HKD	8,152		1,050
0.01%, 07/01/2021	GBP	—	(h)	—	(h)
0.01%, 07/01/2021		—	(h)	—	(h)
0.01%, 07/02/2021	CAD	108		87
Citibank NA,
0.01%, 07/01/2021	GBP	358		495
0.01%, 07/01/2021		23,413		23,413
Sumitomo Mitsui Banking Corp., (0.31%), 07/01/2021	JPY	27,258,821		245,365

Total Time Deposits				571,875

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills,
Zero Coupon, 07/27/2021		1,600		1,600
Zero Coupon, 07/29/2021 (ee)		752		752
Zero Coupon, 08/19/2021 (ee) (gg)		2,642		2,642
Zero Coupon, 09/23/2021		27,500		27,497

Total U.S. Treasury Obligations				32,491

Total Short-Term Investments (Cost $660,466)				660,466

Total Investments, Before Short Positions — 110.7% (Cost - $7,966,852)*				7,877,363

Liabilities in Excess of Other Assets —(10.7)%				(761,768)

NET ASSETS — 100.0%				$7,115,595

Short Positions — 4.1%

Foreign Government Security — 0.0% (g)
China Development Bank, (China), Series 1706, 4.02%, 04/17/2022 (Proceeds $1,815)	CNY	12,000		1,878

Mortgage-Backed Securities — 4.1%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 07/01/2036 (w)		64,600		66,652
TBA, 3.00%, 07/01/2051 (w)		25,500		26,798

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 07/01/2050 (w)	8,500	8,594
TBA, 2.50%, 07/01/2051 (w)	21,000	21,734
TBA, 3.50%, 07/01/2051 (w)	36,700	38,639
TBA, 3.50%, 08/01/2051 (w)	11,200	11,799
TBA, 4.50%, 07/01/2051 (w)	52,000	55,979
GNMA, Single Family, 30 years,
TBA, 4.00%, 07/01/2051 (w)	34,200	36,113
TBA, 4.50%, 07/01/2051 (w)	22,500	23,977

Total Mortgage-Backed Securities (Proceeds $290,631)		290,285

Total Securities Sold Short — 4.1% (Procedds $292,446)*		292,163

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
3 Month Eurodollar	20	12/2021	USD	4,989	1
Euro BOBL	12	09/2021	EUR	1,903	6
Euro Bund	158	09/2021	EUR	32,129	209
Euro Buxl	16	09/2021	EUR	3,794	62
Euro Schatz	82	09/2021	EUR	10,905	(2)
Long Gilt	32	09/2021	GBP	5,620	50
Swiss Confederation Bond	20	09/2021	CHF	3,620	17
U.S. Treasury 10 Year Note	297	09/2021	USD	39,236	117
U.S. Treasury 2 Year Note	129	09/2021	USD	28,463	(41)
U.S. Treasury 5 Year Note	8	09/2021	USD	990	(2)
U.S. Treasury Long Bond	104	09/2021	USD	16,313	405
U.S. Treasury Ultra Bond	95	09/2021	USD	17,724	581

					1,403

Short Contracts
Euro BOBL	(5)	09/2021	EUR	(795)	(1)
Euro Buxl	(3)	09/2021	EUR	(710)	(13)
U.S. Treasury 10 Year Note	(834)	09/2021	USD	(109,855)	(650)
U.S. Treasury 5 Year Note	(115)	09/2021	USD	(14,236)	41
U.S. Treasury Long Bond	(33)	09/2021	USD	(5,159)	(145)
U.S. Treasury Ultra Bond	(6)	09/2021	USD	(1,122)	(35)
U.S. Ultra Treasury 10 Year Note	(30)	09/2021	USD	(4,347)	(69)

					(872)

Total unrealized appreciation (depreciation)					531

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2021

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,322	AUD	3,000	Deutsche Bank AG	07/02/2021	73
USD	77,249	AUD	99,900	Goldman Sachs International	07/02/2021	2,329
USD	7,028	AUD	9,066	Goldman Sachs International	07/02/2021	228
USD	1,006	AUD	1,300	Morgan Stanley & Co.	07/02/2021	31
USD	77,280	AUD	99,900	UBS AG LONDON	07/02/2021	2,360
USD	11,254	CAD	13,563	Citibank, NA	07/02/2021	312
USD	3,890	CHF	3,500	Citibank, NA	07/02/2021	108
USD	28	CHF	25	Citibank, NA	07/02/2021	1
USD	2,264	CHF	2,027	HSBC Bank plc	07/02/2021	73
USD	5,347	CHF	4,810	Morgan Stanley & Co.	07/02/2021	149
USD	433,816	CNY	2,765,620	Brown Brothers Harriman & Co.	07/02/2021	5,797
USD	400,069	CNY	2,552,880	Brown Brothers Harriman & Co.	07/02/2021	4,975
USD	4,251	CNY	27,100	Brown Brothers Harriman & Co.	07/02/2021	57
USD	1,592	CNY	10,200	Brown Brothers Harriman & Co.	07/02/2021	13
USD	3,741	CZK	78,280	Citibank, NA	07/02/2021	101
USD	66	DKK	400	Goldman Sachs International	07/02/2021	2
USD	4,838	DKK	29,513	Goldman Sachs International	07/02/2021	132
USD	376	DKK	2,290	UBS AG LONDON	07/02/2021	10
USD	1,417	EUR	1,157	Bank of America, NA	07/02/2021	45
USD	700	EUR	588	Bank of America, NA	07/02/2021	2
USD	3,815	EUR	3,200	Bank of America, NA	07/02/2021	20
USD	467,849	EUR	383,535	Bank of America, NA	07/02/2021	13,072
USD	25,063	EUR	20,546	Bank of America, NA	07/02/2021	700
USD	509	EUR	427	Bank of America, NA	07/02/2021	3
USD	449	EUR	375	Bank of America, NA	07/02/2021	4
USD	24,274	EUR	19,842	BNP Paribas	07/02/2021	746
USD	163,712	EUR	134,104	Citibank, NA	07/02/2021	4,698
USD	41,588	EUR	33,974	Citibank, NA	07/02/2021	1,303
USD	87,555	EUR	71,525	Citibank, NA	07/02/2021	2,744
USD	163,229	EUR	133,705	Morgan Stanley & Co.	07/02/2021	4,688
USD	87,740	EUR	71,525	Morgan Stanley & Co.	07/02/2021	2,929
USD	48	EUR	40	Morgan Stanley & Co.	07/02/2021	1
USD	41,676	EUR	33,974	Morgan Stanley & Co.	07/02/2021	1,391
USD	227	EUR	190	UBS AG LONDON	07/02/2021	2
USD	1,223	EUR	1,000	UBS AG LONDON	07/02/2021	38
USD	128	EUR	107	UBS AG LONDON	07/02/2021	1
USD	163,231	EUR	133,705	Westpac Banking Corp.	07/02/2021	4,690
USD	23,978	GBP	16,933	Bank of America, NA	07/02/2021	555
USD	30,678	GBP	21,664	Bank of America, NA	07/02/2021	710
GBP	26,435	USD	36,546	Bank of America, NA	07/02/2021	21
USD	192	GBP	138	Bank of America, NA	07/02/2021	1
USD	1,391	GBP	1,000	Bank of America, NA	07/02/2021	8
USD	37,685	GBP	26,567	Citibank, NA	07/02/2021	934
GBP	26,435	USD	36,543	Citibank, NA	07/02/2021	24
USD	1,425	GBP	1,006	Morgan Stanley & Co.	07/02/2021	34
USD	91,382	GBP	64,502	Morgan Stanley & Co.	07/02/2021	2,156
USD	433	GBP	310	Morgan Stanley & Co.	07/02/2021	4
USD	4,330	GBP	3,071	Morgan Stanley & Co.	07/02/2021	82
USD	37,576	GBP	26,490	Morgan Stanley & Co.	07/02/2021	932
USD	321	GBP	229	UBS AG LONDON	07/02/2021	4
USD	37,574	GBP	26,490	Westpac Banking Corp.	07/02/2021	931
USD	511	GBP	362	Westpac Banking Corp.	07/02/2021	10
USD	2,610	HUF	744,903	Citibank, NA	07/02/2021	97
IDR	580,279,800	USD	39,882	Brown Brothers Harriman & Co.	07/02/2021	138

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	40,504	IDR	580,279,800	Brown Brothers Harriman & Co.	07/02/2021	485
USD	8,217	JPY	900,000	Bank of America, NA	07/02/2021	116
USD	501,164	JPY	55,009,865	BNP Paribas	07/02/2021	6,003
USD	501,649	JPY	55,018,120	Citibank, NA	07/02/2021	6,414
USD	69,923	JPY	7,609,178	Citibank, NA	07/02/2021	1,431
USD	501,722	JPY	55,018,115	Deutsche Bank AG	07/02/2021	6,487
USD	233	JPY	25,884	HSBC Bank plc	07/02/2021	—(h)
USD	20,106	JPY	2,200,000	Standard Chartered Bank	07/02/2021	303
USD	31,119	MYR	128,900	Deutsche Bank AG	07/02/2021	71
MYR	128,900	USD	31,042	Standard Chartered Bank	07/02/2021	8
USD	255	NOK	2,131	Bank of America, NA	07/02/2021	8
USD	2,342	NOK	19,632	Goldman Sachs International	07/02/2021	62
USD	359	NZD	498	Citibank, NA	07/02/2021	11
USD	18,134	NZD	25,000	Citibank, NA	07/02/2021	660
USD	254	PLN	931	Bank of America, NA	07/02/2021	10
USD	6,154	PLN	22,646	Goldman Sachs International	07/02/2021	215
USD	510	RON	2,105	Bank of America, NA	07/02/2021	3
USD	638	RON	2,590	UBS AG LONDON	07/02/2021	14
USD	4,256	SEK	35,330	Bank of America, NA	07/02/2021	128
USD	5,284	SEK	43,928	Bank of America, NA	07/02/2021	151
USD	133	SEK	1,100	Goldman Sachs International	07/02/2021	5
USD	954	SEK	7,936	HSBC Bank plc	07/02/2021	27
SGD	29,800	USD	22,159	BNP Paribas	07/02/2021	3
USD	22,079	SGD	29,200	Citibank, NA	07/02/2021	364
USD	454	SGD	600	Morgan Stanley & Co.	07/02/2021	8
USD	36,298	THB	1,135,900	Bank of America, NA	07/02/2021	856
THB	1,135,900	USD	35,436	Goldman Sachs International	07/02/2021	5
HKD	9,600	USD	1,236	UBS AG LONDON	07/06/2021	—	(h)
USD	1,237	HKD	9,600	UBS AG LONDON	07/06/2021	1
USD	3,611	IDR	51,679,000	Goldman Sachs International	07/14/2021	51
USD	138,756	KRW	154,120,800	Bank of America, NA	07/14/2021	1,911
USD	3,672	MYR	15,130	Goldman Sachs International	07/14/2021	30
USD	220	CZK	4,615	Goldman Sachs International	07/19/2021	6
USD	776	DKK	4,831	Bank of America, NA	07/19/2021	6
USD	175	DKK	1,090	HSBC Bank plc	07/19/2021	1
USD	1,270	EUR	1,044	Bank of America, NA	07/19/2021	32
USD	191	GBP	138	Bank of America, NA	07/19/2021	—	(h)
USD	471	GBP	339	HSBC Bank plc	07/19/2021	2
USD	678	PLN	2,581	Citibank, NA	07/19/2021	1
USD	424	PLN	1,606	Morgan Stanley & Co.	07/19/2021	2
USD	245	RON	1,017	Goldman Sachs International	07/19/2021	1
USD	155	RON	643	Goldman Sachs International	07/19/2021	1
USD	216	AUD	280	Bank of America, NA	07/20/2021	6
USD	231	AUD	298	Goldman Sachs International	07/20/2021	7
USD	6,873	AUD	9,066	Bank of America, NA	08/03/2021	72
USD	11,033	CAD	13,563	Barclays Bank plc	08/03/2021	92
USD	2,210	CHF	2,027	Bank of America, NA	08/03/2021	17
USD	5,219	CHF	4,810	Goldman Sachs International	08/03/2021	16
USD	3,825	CHF	3,525	Goldman Sachs International	08/03/2021	12
USD	162	CHF	150	UBS AG LONDON	08/03/2021	—	(h)
USD	830,791	CNY	5,375,800	Brown Brothers Harriman & Co.	08/03/2021	656
USD	30,891	CNY	200,000	Brown Brothers Harriman & Co.	08/03/2021	7
USD	3,652	CZK	78,280	UBS AG LONDON	08/03/2021	13
USD	431	DKK	2,690	Bank of America, NA	08/03/2021	1

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2021

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	4,724	DKK	29,513	Bank of America, NA	08/03/2021	15
USD	157,452	EUR	132,540	Bank of America, NA	08/03/2021	186
USD	13,134	EUR	11,068	Bank of America, NA	08/03/2021	1
USD	23,546	EUR	19,842	BNP Paribas	08/03/2021	2
USD	157,465	EUR	132,540	Citibank, NA	08/03/2021	199
USD	85,993	EUR	72,104	Citibank, NA	08/03/2021	438
USD	40,518	EUR	33,974	Citibank, NA	08/03/2021	206
USD	501	EUR	422	Goldman Sachs International	08/03/2021	—	(h)
USD	460,344	EUR	386,735	Goldman Sachs International	08/03/2021	1,463
USD	158,038	EUR	132,933	Morgan Stanley & Co.	08/03/2021	305
USD	40,602	EUR	33,974	Morgan Stanley & Co.	08/03/2021	290
USD	1,014	EUR	849	Morgan Stanley & Co.	08/03/2021	6
USD	86,171	EUR	72,104	Morgan Stanley & Co.	08/03/2021	616
USD	1,424	EUR	1,200	Morgan Stanley & Co.	08/03/2021	—	(h)
USD	600	EUR	506	Morgan Stanley & Co.	08/03/2021	—	(h)
USD	487	EUR	410	UBS AG LONDON	08/03/2021	—	(h)
USD	12,460	EUR	10,500	UBS AG LONDON	08/03/2021	1
USD	24,552	EUR	20,626	Westpac Banking Corp.	08/03/2021	78
USD	34,422	GBP	24,735	Morgan Stanley & Co.	08/03/2021	203
USD	23,492	GBP	16,881	Morgan Stanley & Co.	08/03/2021	138
USD	36,712	GBP	26,516	Morgan Stanley & Co.	08/03/2021	29
USD	1,392	GBP	1,006	Morgan Stanley & Co.	08/03/2021	1
USD	90,666	GBP	65,502	Morgan Stanley & Co.	08/03/2021	48
USD	127	HUF	37,733	Bank of America, NA	08/03/2021	—	(h)
USD	2,519	HUF	744,903	Bank of America, NA	08/03/2021	6
USD	233	JPY	25,884	Bank of America, NA	08/03/2021	—	(h)
USD	68,737	JPY	7,609,178	Citibank, NA	08/03/2021	226
USD	507,456	JPY	56,051,505	Deutsche Bank AG	08/03/2021	2,782
USD	507,403	JPY	56,043,095	Goldman Sachs International	08/03/2021	2,805
USD	507,481	JPY	56,051,500	Standard Chartered Bank	08/03/2021	2,807
USD	1,540	MYR	6,400	Standard Chartered Bank	08/03/2021	1
USD	250	NOK	2,131	Bank of America, NA	08/03/2021	3
USD	127	NOK	1,094	Bank of America, NA	08/03/2021	—	(h)
USD	2,292	NOK	19,632	Citibank, NA	08/03/2021	12
USD	179	NOK	1,532	Morgan Stanley & Co.	08/03/2021	1
USD	17,491	NZD	25,000	Bank of America, NA	08/03/2021	18
USD	446	NZD	637	Goldman Sachs International	08/03/2021	—	(h)
USD	352	NZD	498	HSBC Bank plc	08/03/2021	3
USD	127	PLN	485	Bank of America, NA	08/03/2021	—	(h)
USD	6,213	PLN	23,577	Goldman Sachs International	08/03/2021	29
USD	1,132	RON	4,695	Bank of America, NA	08/03/2021	4
USD	1,146	RON	4,765	Bank of America, NA	08/03/2021	1
USD	938	SEK	7,936	Bank of America, NA	08/03/2021	10
USD	5,161	SEK	43,928	Goldman Sachs International	08/03/2021	27
USD	4,280	SEK	36,430	Goldman Sachs International	08/03/2021	22
USD	4	SEK	30	Morgan Stanley & Co.	08/03/2021	—	(h)
USD	177	SEK	1,510	UBS AG LONDON	08/03/2021	—	(h)
USD	4,516	AUD	6,000	Bank of America, NA	08/04/2021	15
USD	76,793	AUD	102,050	Bank of America, NA	08/04/2021	248
USD	76,579	AUD	102,050	Citibank, NA	08/04/2021	34
USD	412	CNH	2,639	Goldman Sachs International	08/18/2021	6
USD	32,874	CNH	212,380	HSBC Bank plc	08/18/2021	151
USD	1,383	CNH	8,965	HSBC Bank plc	08/18/2021	2
USD	625	CNY	4,045	Citibank, NA	08/18/2021	1

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	3,434	IDR	49,417,649	Citibank, NA	09/15/2021	47
USD	1,154	MXN	22,914	Citibank, NA	09/15/2021	16
USD	487	MXN	9,719	Goldman Sachs International	09/15/2021	4
USD	1,018	MYR	4,196	Morgan Stanley & Co.	09/15/2021	11
USD	157	PEN	592	Goldman Sachs International	09/15/2021	2
USD	63	RUB	4,663	Citibank, NA	09/15/2021	—	(h)
USD	495	RUB	36,139	Citibank, NA	09/15/2021	7
USD	256	RUB	18,855	Goldman Sachs International	09/15/2021	1
USD	5,802	RUB	424,951	Morgan Stanley & Co.	09/15/2021	60
USD	894	SGD	1,185	Barclays Bank plc	09/15/2021	13
USD	1,220	THB	38,077	HSBC Bank plc	09/15/2021	32
USD	529	ILS	1,717	Citibank, NA	09/17/2021	2
USD	366	ILS	1,190	Morgan Stanley & Co.	09/17/2021	1
USD	2,243	DKK	13,942	Morgan Stanley & Co.	10/01/2021	16
USD	4,376	DKK	27,315	Morgan Stanley & Co.	10/01/2021	13

Total unrealized appreciation						100,925

USD	2,556	DKK	16,062	Bank of America, NA	07/01/2021	(5)
USD	4,181	DKK	26,338	BNP Paribas	07/01/2021	(19)
DKK	13,942	USD	2,239	Morgan Stanley & Co.	07/01/2021	(16)
PLN	1,606	USD	424	Morgan Stanley & Co.	07/01/2021	(2)
RON	643	USD	155	Goldman Sachs International	07/01/2021	(1)
AUD	102,050	USD	76,782	Bank of America, NA	07/02/2021	(250)
AUD	9,066	USD	6,872	Bank of America, NA	07/02/2021	(72)
AUD	102,050	USD	76,568	Citibank, NA	07/02/2021	(36)
CAD	13,563	USD	11,033	Barclays Bank plc	07/02/2021	(92)
CAD	919	USD	762	Morgan Stanley & Co.	07/02/2021	(20)
CHF	2,027	USD	2,208	Bank of America, NA	07/02/2021	(17)
CHF	3,525	USD	3,822	Goldman Sachs International	07/02/2021	(12)
CHF	4,810	USD	5,214	Goldman Sachs International	07/02/2021	(16)
CNY	5,375,800	USD	832,683	Brown Brothers Harriman & Co.	07/02/2021	(702)
USD	3,088	CNY	20,000	Brown Brothers Harriman & Co.	07/02/2021	(8)
CZK	78,280	USD	3,652	UBS AG LONDON	07/02/2021	(14)
DKK	29,513	USD	4,721	Bank of America, NA	07/02/2021	(15)
DKK	2,690	USD	430	Bank of America, NA	07/02/2021	(1)
EUR	3,945	USD	4,826	Bank of America, NA	07/02/2021	(148)
EUR	132,540	USD	157,351	Bank of America, NA	07/02/2021	(192)
EUR	72,104	USD	85,939	Citibank, NA	07/02/2021	(442)
EUR	132,540	USD	157,362	Citibank, NA	07/02/2021	(203)
EUR	33,974	USD	40,493	Citibank, NA	07/02/2021	(208)
EUR	386,735	USD	460,048	Goldman Sachs International	07/02/2021	(1,477)
EUR	72,104	USD	86,115	Morgan Stanley & Co.	07/02/2021	(618)
EUR	465	USD	569	Morgan Stanley & Co.	07/02/2021	(17)
EUR	150	USD	183	Morgan Stanley & Co.	07/02/2021	(5)
EUR	132,933	USD	157,935	Morgan Stanley & Co.	07/02/2021	(310)
EUR	33,974	USD	40,576	Morgan Stanley & Co.	07/02/2021	(291)
EUR	1,000	USD	1,223	Morgan Stanley & Co.	07/02/2021	(38)
EUR	574	USD	700	UBS AG LONDON	07/02/2021	(20)
EUR	20,626	USD	24,536	Westpac Banking Corp.	07/02/2021	(79)
GBP	223	USD	317	Bank of America, NA	07/02/2021	(8)
GBP	362	USD	513	Barclays Bank plc	07/02/2021	(13)
GBP	667	USD	947	Morgan Stanley & Co.	07/02/2021	(23)
GBP	26,516	USD	36,709	Morgan Stanley & Co.	07/02/2021	(29)
GBP	1,006	USD	1,392	Morgan Stanley & Co.	07/02/2021	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2021

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
GBP	65,502	USD	90,658	Morgan Stanley & Co.	07/02/2021	(49)
GBP	16,881	USD	23,491	Morgan Stanley & Co.	07/02/2021	(139)
GBP	24,735	USD	34,420	Morgan Stanley & Co.	07/02/2021	(204)
HUF	744,903	USD	2,520	Bank of America, NA	07/02/2021	(6)
JPY	7,609,178	USD	68,718	Citibank, NA	07/02/2021	(226)
JPY	56,051,505	USD	507,322	Deutsche Bank AG	07/02/2021	(2,786)
JPY	56,043,095	USD	507,269	Goldman Sachs International	07/02/2021	(2,808)
JPY	56,051,500	USD	507,345	Standard Chartered Bank	07/02/2021	(2,809)
NOK	2,131	USD	250	Bank of America, NA	07/02/2021	(3)
NOK	19,632	USD	2,292	Citibank, NA	07/02/2021	(12)
NZD	25,000	USD	17,493	Bank of America, NA	07/02/2021	(17)
NZD	498	USD	352	HSBC Bank plc	07/02/2021	(3)
PLN	23,577	USD	6,212	Goldman Sachs International	07/02/2021	(29)
RON	4,695	USD	1,133	Bank of America, NA	07/02/2021	(4)
SEK	7,936	USD	937	Bank of America, NA	07/02/2021	(10)
SEK	43,928	USD	5,160	Goldman Sachs International	07/02/2021	(27)
SEK	36,430	USD	4,279	Goldman Sachs International	07/02/2021	(22)
USD	799	KRW	900,000	Bank of America, NA	07/14/2021	—	(h)
USD	484	CZK	10,510	HSBC Bank plc	07/19/2021	(4)
EUR	689	USD	830	Goldman Sachs International	07/19/2021	(14)
USD	265	GBP	192	Goldman Sachs International	07/19/2021	—	(h)
USD	440	HUF	133,297	Barclays Bank plc	07/19/2021	(9)
USD	1,505	CAD	1,866	Citibank, NA	08/03/2021	(1)
EUR	588	USD	700	Bank of America, NA	08/03/2021	(2)
USD	36,549	GBP	26,435	Bank of America, NA	08/03/2021	(22)
USD	2,810	GBP	2,034	Bank of America, NA	08/03/2021	(4)
USD	36,546	GBP	26,435	Citibank, NA	08/03/2021	(24)
USD	703	GBP	509	Goldman Sachs International	08/03/2021	(1)
USD	402	GBP	291	Morgan Stanley & Co.	08/03/2021	(1)
USD	691	GBP	500	Morgan Stanley & Co.	08/03/2021	(1)
USD	14	GBP	10	Morgan Stanley & Co.	08/03/2021	—	(h)
USD	1,382	GBP	1,000	UBS AG LONDON	08/03/2021	(2)
USD	55	GBP	40	UBS AG LONDON	08/03/2021	—	(h)
USD	1,236	HKD	9,600	UBS AG LONDON	08/03/2021	—	(h)
USD	2,182	IDR	31,800,000	Brown Brothers Harriman & Co.	08/03/2021	(5)
USD	39,775	IDR	580,279,800	Brown Brothers Harriman & Co.	08/03/2021	(141)
USD	31,000	MYR	128,900	Standard Chartered Bank	08/03/2021	(5)
SEK	4,905	USD	574	Bank of America, NA	08/03/2021	—	(h)
USD	743	SGD	1,000	BNP Paribas	08/03/2021	—	(h)
USD	22,157	SGD	29,800	BNP Paribas	08/03/2021	(4)
USD	623	THB	20,000	BNP Paribas	08/03/2021	(1)
USD	35,370	THB	1,135,900	Goldman Sachs International	08/03/2021	(68)
USD	280	THB	9,000	Goldman Sachs International	08/03/2021	(1)
USD	332	CNH	2,154	Goldman Sachs International	08/18/2021	—	(h)
KRW	346,425	USD	311	Citibank, NA	09/15/2021	(3)
USD	710	MYR	2,959	Morgan Stanley & Co.	09/15/2021	—	(h)
USD	157	PEN	613	Morgan Stanley & Co.	09/15/2021	(3)
USD	497	RUB	36,948	Morgan Stanley & Co.	09/15/2021	(2)
USD	167	SGD	225	Bank of America, NA	09/15/2021	—	(h)
USD	535	THB	17,208	Morgan Stanley & Co.	09/15/2021	(2)

Total unrealized depreciation						(14,894)

Net unrealized appreciation (depreciation)						86,031

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swap contracts outstanding as of June 30, 2021:
FLOATING RATE INDEX (a)	FIXED RATE		PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44	% quarterly	Pay	Morgan Stanley	11/17/2030	MYR	5,000	(—	)(h)	(61)	(61)

								(—	)(h)	(61)	(61)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2021:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Thailand BIBOR Fixings 6 Month	1.15% semi-annually	Pay	11/19/2030	THB	31,000	—	(h)	(34)	(34)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(76)	193
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(57)	87
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(44)	92
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	8,915	563		(198)	365
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	4,555	434		(151)	283
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		(175)	133
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	322		(191)	131
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	2	2
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(56)	(56)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/12/2022	JPY	9,220,978	1		(14)	(13)
ICE LIBOR JPY 6 Month	(0.06%) semi-annually	Pay	02/16/2023	JPY	1,438,763	—	(h)	(4)	(4)
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	04/13/2023	JPY	400,000	—	(h)	— (h)	— (h)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	03/17/2024	JPY	14,868,300	1		(74)	(73)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	04/26/2024	JPY	886,010	—	(h)	(2)	(2)
ICE LIBOR JPY 6 Month	(0.02%) semi-annually	Pay	05/20/2024	JPY	1,452,100	—	(h)	— (h)	— (h)
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	11/12/2025	JPY	2,490,466	—	(h)	(18)	(18)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/17/2025	JPY	873,680	—	(h)	(11)	(11)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	12/02/2025	JPY	1,479,353	—	(h)	(14)	(14)
ICE LIBOR JPY 6 Month	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	9		(2)	7
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	03/17/2026	JPY	1,900,000	—	(h)	(12)	(12)
ICE LIBOR JPY 6 Month	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	35		(7)	28
ICE LIBOR JPY 6 Month	0.14% semi-annually	Pay	04/06/2031	JPY	100,000	—	(h)	5	5
ICE LIBOR JPY 6 Month	0.43% semi-annually	Pay	04/13/2041	JPY	40,000	—	(h)	8	8
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2023	USD	76,100	64		20	84
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2024	USD	41,220	311		43	354
ICE LIBOR USD 3 Month	0.50% semi-annually	Pay	06/16/2028	USD	2,300	(118)		11	(107)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	13,900	120		57	177
ICE LIBOR USD 3 Month	1.50% semi-annually	Receive	12/15/2028	USD	3,300	(40)		(2)	(42)
ICE LIBOR USD 3 Month	1.00% semi-annually	Receive	12/16/2030	USD	2,020	(10)		(60)	(70)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	03/17/2031	USD	400	(9)		(14)	(23)

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2021

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2021:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	34,300	(2,792)		631	(2,161)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	23,400	(1,371)		(103)	(1,474)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(51)	(51)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(2)	(10)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(125)	(125)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	3,575,000	—	(h)	(218)	(218)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	1	1
SONIA Interest Rate Benchmark	0.11% annually	Receive	09/30/2030	GBP	500	—	(h)	35	35
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2040	GBP	275	—	(h)	39	39
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2050	GBP	200	—	(h)	40	40
United States FEDEF	0.03% annually	Receive	06/12/2022	USD	450	—	(h)	— (h)	— (h)
United States FEDEF	0.10% maturity	Receive	01/13/2023	USD	442,600	37		353	390
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1		16	17

Total						(1,593)		(454)	(2,047)

(a)	Value of floating rate index as of June 30, 2021 was as follows:

FLOATING RATE INDEX
Bank of Thailand BIBOR Fixings 6 Month	0.73%
Bank Negara Malaysia Klibor Interbank Offerred rate Fixing 3 Month	1.94%
BBSW ASX Australian 6 Month	0.65%
Canada Bankers Acceptances 3 Month	0.44%
CFETS China Fixing Repo Rates 7 Day	3.10%
Colombia IBR Overnight Nominal Interbank Reference Rate	1.71%
ICE LIBOR JPY 6 Month	(0.07)%
ICE LIBOR USD 3 Month	0.15%
KRW Certificate of Deposit 3 Month	0.68%
SONIA Interest Rate Benchmark	0.05%
United States FEDEF	0.08%

Written Call Option Contracts on securities as of June 30, 2021
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2051	Citigroup Global Markets, Inc.	15,000	USD	2,089	USD	101.79	08/05/2021	$(20)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	15,000	USD	6,057	USD	101.33	09/07/2021	(60)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2051	Citigroup Global Markets, Inc.	14,000	USD	3,361	USD	101.48	08/05/2021	(33)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 08/01/2051	Citigroup Global Markets, Inc.	8,000	USD	1,697	USD	103.59	08/05/2021	(16)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 07/01/2050	Citigroup Global Markets, Inc.	4,000	USD	643	USD	101.23	07/07/2021	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	15,000	USD	7,146	USD	101.17	09/07/2021	(71)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	14,000	USD	5,949	USD	101.28	09/07/2021	(59)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2051	Citigroup Global Markets, Inc.	20,000	USD	4,742	USD	101.48	08/05/2021	(47)

								(312)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option Contracts on securities as of June 30, 2021
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	15,000	USD	5,747	USD	99.17	09/07/2021	(58)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	7,000	USD	2,820	USD	99.28	09/07/2021	(28)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 08/01/2051	Citigroup Global Markets, Inc.	15,000	USD	2,942	USD	102.59	08/05/2021	(29)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2051	Citigroup Global Markets, Inc.	14,000	USD	2,553	USD	99.39	08/05/2021	(26)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 9/14/2051	Citigroup Global Markets, Inc.	15,000	USD	4,824	USD	98.78	09/07/2021	(49)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2051	Citigroup Global Markets, Inc.	20,000	USD	3,974	USD	99.52	08/05/2021	(40)

								(230)

Total Written Options Contracts (Premiums Received $677)								(542)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2021.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
BIBOR	— Bangkok Interbank Offered Rate
BofA	— Bank of America
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
FHA	— Federal Housing Administration
FEDEF	— Federal Fund Effective Rate (Continuous Series)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GNMA	— Government National Mortgage Association
IBR	— Indicador Bancario de Referencia
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2021. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2021.
TBA	— To Be Announced
VA	— Veterans Administration
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2021

(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2021.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $5,166,259 of these investments is restricted as collateral for swaps to various brokers.
(ff)	— Approximately $616,858 of this investment is restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	— Approximately $587,870 of these investments is restricted as collateral for options to various brokers.
(hh)	— Approximately $332,534 of these investments is restricted as collateral for TBAs to Morgan Stanley.
(ii)	— Approximately $31,866 of these investments is restricted as collateral for forwards to Barclays Bank plc.
*	— The cost of securities is substantially the same for federal income tax purposes.

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	139

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Security — 0.0% (g)
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class AUS, 2.03%, 01/25/2038 (Cost $359)	345	358

Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare — Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $861)	1,000	845

Municipal Bonds — 93.8% (t)
Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035	2,000	2,425
Alabama Housing Finance Authority, Capstone At Kinsey Cove Project, Rev., 0.35%, 12/01/2023 (z)	1,005	1,007
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2035	5,000	6,647
Series A, Rev., 5.00%, 11/01/2039	10,000	13,172
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,942
Baldwin County Board of Education, School Warrants,
Rev., 5.00%, 06/01/2024 (p)	2,605	2,721
Rev., 5.00%, 06/01/2026 (p)	2,870	2,997
Black Belt Energy Gas District, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	12,535	15,634
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	1,175	1,341
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,826
City of Birmingham, Series A, GO, 5.00%, 03/01/2043 (p)	1,935	2,090
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	5,023
City of Huntsville, Warrants, Series A, GO, 5.00%, 09/01/2028	2,030	2,624
City of Oxford, Warrants, Series C, GO, 5.00%, 10/01/2029 (p)	1,435	1,522
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	563
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	258
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	2,049
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,283
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	3,020	3,867

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Industrial Development Board of the City of Mobile Alabama, Power Co., Barry Plant, Rev., 2.90%, 07/15/2034 (z)	2,000	2,120
Morgan County Board of Education, Rev., 5.00%, 03/01/2035 (p)	2,720	2,863
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	1,033
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	110
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	11,625	13,887
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	10,000	12,338
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	2,052
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	2,273
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	3,087
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	2,334
Series B, Rev., 5.00%, 09/01/2041	1,450	1,741
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	3,000	3,217

		124,046

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	1,425	1,590
Series A, Rev., 5.00%, 12/01/2033 (p)	685	764
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	6,745	7,439
Alaska Housing Finance Corp., State Capital Project, Rev., 5.00%, 12/01/2031 (p)	1,690	1,764

		11,557

Arizona — 1.7%
Arizona Board of Regents, Arizona State University, Series C, Rev., 5.00%, 07/01/2031	1,000	1,363
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044	1,055	1,158
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	3,104
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	972	1,107
Series A, Rev., 4.00%, 09/01/2035	225	270
Series A, Rev., 4.00%, 09/01/2036	250	299

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	142
Series A, Rev., 5.00%, 07/01/2026	125	150
Arizona Industrial Development Authority, Somerset Acacdemy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	556
Rev., 4.00%, 12/15/2041 (e)	500	552
Rev., 4.00%, 12/15/2051 (e)	700	762
Arizona State University,
Series B, Rev., VRDO, 0.02%, 07/07/2021 (z)	2,005	2,005
Series C, Rev., 5.00%, 07/01/2042	2,000	2,381
Arizona State University, Board of Regents,
Series A, Rev., 5.00%, 07/01/2043 (p)	1,500	1,572
Series B, Rev., 5.00%, 07/01/2026	100	122
Series B, Rev., 5.00%, 07/01/2042	2,000	2,434
Arizona Water Infrastructure Finance Authority, Unrefunded, Water Quality, Rev., 5.00%, 10/01/2023 (p)	1,665	1,766
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	775	808
City of Mesa Excise Tax Revenue, Rev., 5.00%, 07/01/2028	600	770
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,222
Series A, Rev., 5.00%, 07/01/2031	2,000	2,416
Series A, Rev., 5.00%, 07/01/2032	1,000	1,205
City of Phoenix Civic Improvement Corp., Junior Lien,
Series A, Rev., 4.00%, 07/01/2021	1,000	1,000
Series A, Rev., 5.00%, 07/01/2029	1,515	1,995
Series B, Rev., 5.00%, 07/01/2026	1,750	2,136
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,619
Series B, Rev., 5.00%, 07/01/2024	130	148
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,262
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,857
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,548
City of Phoenix, Civic Improvement Corp., Senior Lien, Series B, Rev., 5.00%, 07/01/2021	1,500	1,500
County of Pima, Sewer System Revenue,
Series A, Rev., 5.00%, 07/01/2021	2,100	2,100
Series B, Rev., 5.00%, 07/01/2024 (p)	760	760
Series B, Rev., 5.00%, 07/01/2025 (p)	4,500	4,500
Industrial Development Authority of the City of Phoenix, Republic Services, Inc. Project, Rev., AMT, 0.20%, 12/01/2035 (z)	2,325	2,325
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	2,610	2,634

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	342
Series B, GO, 4.50%, 07/01/2025	255	277
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Rev., 5.00%, 01/01/2026	2,500	2,994
Maricopa County Pollution Control Corp., Public Service Company of New Mexico, Rev., 1.05%, 01/01/2038 (z)	695	700
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	25,524
Northern Arizona University, Speed Stimulas Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,455
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,300	8,444
Salt River Project Agricultural Improvement & Power District,
Series A, Rev., 5.00%, 01/01/2022	1,000	1,024
Series A, Rev., 5.00%, 12/01/2024	1,305	1,331
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	557
Salt Verde Financial Corp., Senior,
Rev., 5.25%, 12/01/2021	600	612
Rev., 5.50%, 12/01/2029	1,475	1,943
State of Arizona, Series A, COP, 5.00%, 10/01/2021	80	81

		100,832

Arkansas — 0.0% (g)
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,132
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	705

		1,837

California — 10.4%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	79
Series A, GO, 5.00%, 08/01/2040	300	351
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	294
Series A, Rev., 5.00%, 10/01/2050	1,780	2,083
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,726
Bay Area Toll Authority, San Francisco Bay, Series A, Rev., 2.00%, 04/01/2056 (z)	1,565	1,670

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	141

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,278
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 0.48%, 04/01/2056 (aa)	2,675	2,678
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,340
Beverly Hills Unified School District, 2008 Election, GO, 2.00%, 08/01/2022	1,400	1,428
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	6,191
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	13
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	458
Rev., 5.00%, 06/01/2033	170	228
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	345
Rev., 5.00%, 06/01/2032	250	336
Rev., 5.00%, 06/01/2033	300	401
Rev., 5.00%, 06/01/2049	405	506
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	244
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,905	2,002
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,592
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	4,187
Series A, Rev., 5.00%, 04/01/2033	3,000	3,927
California Health Facilities Financing Authority, Kaiser Permanente,
Series B, Rev., 5.00%, 11/01/2029 (z)	2,705	2,877
Series C, Rev., 5.00%, 06/01/2041 (z)	1,000	1,319
California Health Facilities Financing Authority, Lucile Salter Packard Chil, Rev., 5.00%, 05/15/2025 (w)	960	1,079
California Health Facilities Financing Authority, Pih Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,937
California Health Facilities Financing Authority, Providence St. Josephs, Rev., 5.00%, 10/01/2039 (z)	2,000	2,386
California Health Facilities Financing Authority, Stanford Health Care, Rev., 3.00%, 08/15/2054 (z)	3,335	3,683

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	552
California Housing Finance, Series 2021-1A, Rev., 3.50%, 11/20/2035	3,911	4,579
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, VRDO, 0.45%, 07/01/2021 (e) (z)	22,535	22,535
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail, Rev., AMT, 0.00%, 01/01/2050 (e) (w) (z)	17,640	17,639
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.73%, 12/01/2050 (aa)	1,370	1,388
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,478
California Infrastructure & Economic Development Bank, The Broad-Sustainability, Rev., 5.00%, 06/01/2026	1,300	1,588
California Municipal Finance Authority, Anaheim Electric Utility District System, Rev., 5.00%, 10/01/2022	1,175	1,246
California Municipal Finance Authority, Palomar Health, COP, 5.00%, 11/01/2027 (e)	445	525
California Municipal Finance Authority, Republic Services, Rev., 0.16%, 09/01/2021 (w)	1,740	1,740
California Municipal Finance Authority, Republic Services, Inc. Project,
Series A, Rev., AMT, 0.00%, 07/01/2041 (w) (z)	3,085	3,085
Series B, Rev., AMT, 0.00%, 07/01/2051 (w) (z)	930	930
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,128
California Municipal Finance Authority, Southern California Insitute, Rev., 5.00%, 12/01/2037	745	862
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.20%, 10/01/2045 (z)	8,000	8,000
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,684
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	3,252
California Pollution Control Financing Authority, Republic Services, Series A, Rev., AMT, 0.20%, 08/01/2023 (e) (z)	2,000	2,000
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 0.18%, 11/01/2042 (e) (z)	1,750	1,750

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	1,013
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	386
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,394
Rev., 5.00%, 10/15/2032	1,000	1,194
Series A, Rev., 4.00%, 10/15/2022	110	115
Series A, Rev., 4.00%, 10/15/2023	130	140
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,389
California State Public Works Board, Capital Projects, Series D, Rev., 5.00%, 11/01/2029	925	1,220
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	8,566
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	1,250	1,351
California State Public Works Board, Various Capital Project,
Series B, Rev., 5.00%, 05/01/2026	400	485
Series B, Rev., 5.00%, 05/01/2033	1,000	1,345
California State Public Works Board, Various Purpose,
Series A, Rev., 5.00%, 08/01/2025 (w)	1,275	1,458
Series A, Rev., 5.00%, 08/01/2028 (w)	375	465
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	3,410
California State University, Systemwide,
Series A, Rev., 5.00%, 11/01/2037 (p)	9,200	9,347
Series A, Rev., 5.00%, 11/01/2039	5,035	5,763
Series A, Rev., 5.00%, 11/01/2042 (p)	3,980	4,238
Series C, Rev., 5.00%, 11/01/2026	1,685	2,079
California State, Public Works Board,
Series B, Rev., 5.00%, 10/01/2028	110	138
Series E, Rev., 5.00%, 09/01/2024 (p)	1,865	1,971
California State, Public Works Board Projects, Series D, Rev., 5.00%, 09/01/2024 (p)	1,700	1,796
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	1,120	1,280
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.17%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Kaiser Permanente, Series 2004L, Rev., 5.00%, 04/01/2038 (z)	5,000	6,593
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,878

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Rev., 5.50%, 12/01/2054	1,100	1,249
Series A, Rev., 5.00%, 12/01/2026 (e)	300	359
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	290
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	560	560
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	260	260
Chino Basin Regional Financing Authority, Series B, Rev., 4.00%, 11/01/2025	3,000	3,430
City & County of San Francisco,
Series D1, GO, 4.00%, 06/15/2041	1,215	1,441
Series R2, GO, 5.00%, 06/15/2023 (w)	980	1,061
Series R2, GO, 5.00%, 06/15/2024 (w)	3,715	4,197
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	951
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	350
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	230
City of Los Angeles Department of Airports, Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2032	2,000	2,552
Series A, Rev., 5.00%, 05/15/2040	500	646
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,728
Series B, Rev., 5.00%, 05/15/2027	2,570	3,218
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	5,270
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,650
Series E, Rev., 5.00%, 05/15/2039	1,510	1,918
Series E, Rev., 5.00%, 05/15/2044	1,000	1,261
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	163
City of Los Angeles, Department of Airports, Senior,
Series B, Rev., 5.00%, 05/15/2026	2,000	2,432
Series B, Rev., 5.00%, 05/15/2034	1,600	2,109
City of Los Angeles, Wastewater System Revenue, Subordinated, Series A, Rev., 5.00%, 06/01/2025	1,040	1,135
City of Roseville, Special Tax, 5.00%, 09/01/2035	1,160	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	143

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
City of Roseville, Special Tax, Special Tax, 4.00%, 09/01/2040	1,000	1,121
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	5,246
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,351
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	104
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	938
Contra Costa Water District, Series F, Rev., 2.00%, 10/01/2021	125	125
County of Sacramento, Airport System Revenue, Senior, Rev., 4.00%, 07/01/2037	2,000	2,412
County of Sacramento, Airport System Revenue, Subordinated, Series E, Rev., 5.00%, 07/01/2029	1,025	1,298
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	3,893
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	252
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	454
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	990	1,080
Deutsche Bank Spears/Lifers Trust, Series DBE-8061, Rev., LOC: Deutsche Bank AG, LIQ: Deutsche Bank AG, 0.49%, 01/01/2060 (e) (z)	5,000	5,000
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,487
East Side Union High School District, 2008 Election, Series D, GO, 5.00%, 08/01/2037 (p)	10,000	10,527
Eastern Municipal Water District,
Series A, Rev., 3.00%, 07/01/2024	340	368
Series A, Rev., 3.00%, 07/01/2025	6,455	7,129
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,436
Foothill-De Anza Community College District, Series C, GO, 5.00%, 08/01/2040 (p)	1,430	1,436
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	220	228
Series D, GO, 2.00%, 08/01/2024	100	105
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,504
Golden State Tobacco Securitization Corp., Series A2, Rev., 5.00%, 06/01/2047	1,000	1,034

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Kern Community College District, GO, BAN, Zero Coupon, 08/01/2023	280	278
Los Angeles Community College District, Series C, GO, 5.00%, 08/01/2021	2,300	2,309
Los Angeles County Development Authority, Sunny Garden Apartments, Rev., HUD, 0.20%, 07/01/2024 (z)	155	155
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	305	333
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds,
Series A, Rev., 5.00%, 06/01/2024	3,365	3,825
Series A, Rev., 5.00%, 06/01/2034	7,000	8,706
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated,
Series A, Rev., 5.00%, 06/01/2026	500	608
Series A, Rev., 5.00%, 06/01/2033	3,000	3,989
Los Angeles County Metropolitan Transportation Authority, Prop A, First Tier, Senior, Series A, Rev., 5.00%, 07/01/2021	1,260	1,260
Los Angeles County Metropolitan Transportation Authority, Senior Proposition, Series B, Rev., 5.00%, 07/01/2022 (p)	1,000	1,000
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	4,028
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,803
Series B, Rev., 4.00%, 07/01/2029	1,000	1,249
Series B, Rev., 5.00%, 07/01/2037	740	938
Series C, Rev., 5.00%, 07/01/2033	2,765	3,706
Los Angeles Department of Water & Power Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	12,200
Series B, Rev., 4.00%, 01/01/2022	120	122
Series B, Rev., 5.00%, 07/01/2038	1,000	1,217
Series A, Rev., 5.00%, 07/01/2021	5,640	5,640
Los Angeles Department of Water & Power, Power System Revenue, Series B, Rev., 5.00%, 07/01/2023	155	170
Los Angeles Unified School District,
Series C, GO, 4.00%, 07/01/2040	1,000	1,200
Series C, GO, 5.00%, 07/01/2026	2,285	2,790
Series C, GO, 5.00%, 07/01/2027	5,000	6,282
Series C, GO, 5.00%, 07/01/2028	1,000	1,287
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	127

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Metropolitan Water District of Southern California,
Rev., 5.00%, 01/01/2038	3,015	3,836
Series A1, Rev., VRDO, 0.01%, 07/01/2021 (z)	2,050	2,050
Metropolitan Water District of Southern California, Subordinated, Series B, Rev., 4.00%, 08/01/2021	1,620	1,620
Monterey Peninsula Unified School District, Election 2010, Series A, GO, AGM, 5.75%, 08/01/2041 (p)	6,000	6,027
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	3,300
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	8,815
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	3,017
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023 (p)	100	108
Series A, Rev., AMT, 5.00%, 03/01/2024	1,435	1,609
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,331
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,649
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	159
Orange County Water District, Interim Obligations, Series A, COP, 2.00%, 08/15/2023	1,540	1,584
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,717
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,596
Palomar Health, Capital Appreciation, Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	454
Paramount Unified School District, Election of 2006, GO, AGM, 5.00%, 08/01/2046 (p)	2,270	2,279
Pomona Unified School District, 2016 Election, Series D, GO, 4.00%, 08/01/2038	1,745	2,128
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2022	1,700	1,763
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	3,070
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	2,355
Series H, Rev., AMT, 5.00%, 05/01/2029	405	519
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026 (p)	1,110	1,154
Redondo Beach Unified School District, Election of 2008, Series E, GO, 5.50%, 08/01/2034 (p)	1,000	1,004
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,436
San Bernardino City Unified School District,
Series A, GO, AGM, 5.00%, 08/01/2021	1,150	1,154
Series A, GO, AGM, 5.00%, 08/01/2022	1,500	1,578

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
San Diego Community College District,
GO, 4.00%, 08/01/2032	2,910	3,367
GO, 5.00%, 08/01/2025 (p)	10,000	10,527
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,579
Rev., 5.00%, 07/01/2027	2,000	2,495
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	2,000	2,617
Series B, Rev., AMT, 5.00%, 07/01/2031	775	947
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	6,455	6,844
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,880
San Diego Unified School District,
Series L2, GO, 4.00%, 07/01/2022	1,350	1,402
Series R4, GO, 5.00%, 07/01/2026	2,500	2,955
San Diego Unified School District, Measure YY Bonds, Series D2, GO, 5.00%, 07/01/2022	2,000	2,097
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,277
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,332
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 5.00%, 08/01/2026	1,000	1,226
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., 5.00%, 05/01/2031	205	245
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,656
Series C, Rev., 5.00%, 05/01/2046	1,920	2,292
San Francisco Unified School District,
Series B, GO, 4.00%, 06/15/2022	2,000	2,074
Series B, GO, 4.00%, 06/15/2027	1,000	1,195
San Jose Financing Authority, Civic Center Project, Series A, Rev., 5.00%, 06/01/2028 (p)	1,010	1,103
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,674
San Mateo Foster City Public Financing Authority, Series B, Rev., 5.00%, 08/01/2025 (w)	2,780	3,288
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	114
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	3,261
Saugus Union School District School Facilities Improvement District No. 2014-1, Series C, GO, 3.00%, 08/01/2022	1,000	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	145

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	475
Rev., 4.00%, 07/01/2024	475	522
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,169
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2023	135	148
Rev., 5.00%, 07/01/2024	40	45
Rev., 5.00%, 07/01/2025	250	296
Southern California Public Power Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2023	2,195	2,404
State of California,
GO, 4.00%, 03/01/2036	8,850	10,817
GO, 4.00%, 11/01/2041	2,750	3,111
GO, 4.00%, 11/01/2045	2,000	2,252
GO, 5.00%, 11/01/2022	120	128
GO, 5.00%, 09/01/2023 (w)	2,525	2,768
GO, 5.00%, 12/01/2026	9,915	12,255
GO, 5.00%, 09/01/2029 (w)	1,000	1,311
GO, 5.00%, 12/01/2029	700	927
GO, 5.00%, 11/01/2030	10,910	14,691
GO, 5.00%, 12/01/2030	55	74
GO, 5.00%, 10/01/2047	1,500	1,789
GO, AGM, 5.25%, 08/01/2032	1,000	1,413
State of California Department of Water Resources, Water System, Series AT, Rev., (SIFMA Municipal Swap Index + 0.37%), 0.40%, 12/01/2035 (aa)	1,250	1,253
State of California, Bid Group, GO, 5.00%, 08/01/2027	3,065	3,751
State of California, Department of Water Resources, Series BB, Rev., 5.00%, 12/01/2027	1,855	2,370
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	6,299
Tobacco Securitization Authority of Northern California, Senior Bonds, Sacramento County, Series B1, Rev., 0.45%, 06/01/2030	15	15
Tuolumne Wind Project Authority, Series A, Rev., 5.00%, 01/01/2023	4,425	4,748
Turlock Public Financing Authority Water Revenue, Rev., BAN, 4.00%, 03/01/2027	18,500	18,616
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,392
Series BH, Rev., 5.00%, 05/15/2026	90	110
Series S, Rev., 5.00%, 05/15/2026 (w)	1,190	1,400
University of California, Limited Proj,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,379
Series M, Rev., 4.00%, 05/15/2047	1,300	1,479

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
University of California, Limited Project, Series K, Rev., 4.00%, 05/15/2046	300	338
University of California, Limited Project Revenue Bonds,
Series Q, Rev., 5.00%, 05/15/2032	350	476
Series Q, Rev., 5.00%, 05/15/2035	1,000	1,350
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,682
Series A, Rev., 4.00%, 08/01/2050	2,000	2,238
Ventura County Public Financing Authority,
Series A, Rev., 5.00%, 11/01/2024 (p)	1,000	1,065
Series A, Rev., 5.00%, 11/01/2025 (p)	1,000	1,065
Series A, Rev., 5.00%, 11/01/2026 (p)	1,000	1,065

		594,683

Colorado — 1.7%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,230
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	746
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	591
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	255
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,498
Series A, Rev., AMT, 5.00%, 11/15/2028	2,500	3,102
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,943
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,187
Series C, Rev., 2.24%, 11/15/2030	3,690	3,800
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	2,000	2,495
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,684
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041	1,800	2,166
City of Colorado Springs, Utilities System Revenue,
Series A, Rev., 5.00%, 11/15/2021	2,500	2,545
Series A, Rev., 5.00%, 11/15/2022	1,195	1,275
Series B, Rev., 5.00%, 11/15/2021	135	137
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,142
Rev., AMT, 4.00%, 12/31/2030	1,505	1,740
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	199
Rev., 4.00%, 05/01/2041	175	196

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventhealth Obligated, Rev., 4.00%, 11/15/2038	2,000	2,391
Colorado Health Facilities Authority, Adventhealth Obligated Group, Rev., 5.00%, 11/15/2038 (w)	1,000	1,336
Colorado Health Facilities Authority, Childrens Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,201
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,276
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,571
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,817
Series A2, Rev., 5.00%, 08/01/2044	4,010	4,982
Colorado Health Facilities Authority, Covenant Retirement Communities, Series A, Rev., 5.00%, 12/01/2033 (p)	500	534
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,312
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,547
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,485	2,685
Colorado Housing and Finance Authority, Social Bond, Series B, Rev., GNMA, 3.00%, 05/01/2051	6,815	7,434
Colorado Housing and Finance Authority, Social Bonds, Series E, Rev., GNMA, 3.00%, 11/01/2051	2,150	2,355
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	332
GO, BAM, 4.00%, 12/01/2025	470	539
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	638
Series A, GO, AGM, 5.00%, 12/01/2029	405	526
Series A, GO, AGM, 5.00%, 12/01/2030	360	475
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,228
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	594
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 0.38%, 09/01/2039 (aa)	1,485	1,486
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	130	111
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,244
Series A, Rev., 5.00%, 09/01/2028	1,000	1,273
Series A, Rev., 5.00%, 09/01/2040	2,775	3,139
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	547

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	614
Series A2, Rev., 4.38%, 12/01/2047	795	850
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,570
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	435
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	4,695
Pueblo County School District No. 70, Series A, GO, 4.00%, 12/01/2026	1,355	1,603
Pueblo Urban Renewal Authority, Everaz Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	729
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	689
Series A, Rev., 5.00%, 01/15/2027	1,000	1,214
Series A, Rev., 5.00%, 01/15/2032	1,470	1,925
State of Colorado, Series A, COP, 5.00%, 09/01/2026	1,500	1,834
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	556
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,678
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	500	558
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	641

		97,095

Connecticut — 1.4%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	288
Connecticut Housing Finance Authority, Series E1, Rev., 3.00%, 11/15/2050	1,955	2,118
Connecticut Housing Finance Authority, Mortgage Finance Program, Series A1, Rev., 3.50%, 11/15/2045	3,865	4,303
Connecticut Housing Finance Authority, Social Bonds, Series B1, Rev., GNMA/FNMA/FHLMC, 3.00%, 11/15/2049	1,595	1,750
Connecticut State Health & Educational Facilities Authority, Series A, Rev., 0.38%, 07/01/2035 (w) (z)	6,415	6,417
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare, Series A, Rev., 5.00%, 07/01/2041 (p)	1,780	1,780
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	4,144
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A, Rev., 2.05%, 07/01/2035 (z)	7,025	7,029

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	147

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series U2, Rev., 2.00%, 07/01/2033 (z)	250	253
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	645
Connecticut State, Health & Educational Facilities Authority, Series J, Rev., 5.00%, 11/01/2025 (p)	1,000	1,016
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	3,565	3,732
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	866
Series K, Rev., 5.00%, 07/01/2037	950	1,219
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A2, Rev., 2.00%, 07/01/2042 (z)	3,575	3,817
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,780
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,515	3,183
East Hartford Housing Authority, Veterans Terrace Project, Rev., HUD, 0.25%, 06/01/2023 (z)	285	285
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2022	1,655	1,681
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,542
Series 2021A, GO, 4.00%, 01/15/2027	7,000	8,243
Series 2021A, GO, 4.00%, 01/15/2028	3,500	4,197
Series A, GO, 4.00%, 03/15/2032	850	945
Series B, GO, 5.00%, 06/15/2026	1,000	1,177
Series E, GO, 5.00%, 10/15/2026	1,500	1,843
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,351
Rev., 5.00%, 05/01/2040	300	388
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,386
State of Connecticut, Transportation Infrastructure, Series B, Rev., 5.00%, 08/01/2021	1,405	1,410
Town of Hamden, Series A, GO, BAM, 5.00%, 08/01/2032	500	638
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	3,006
Series A, Rev., 5.00%, 08/15/2026	1,400	1,531
Series A, Rev., 5.00%, 01/15/2037	3,000	3,615

		81,578

Delaware — 0.5%
Delaware State Economic Development Authority, Nrg Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,099

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Delaware — continued
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	6,859
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,256
Rev., 5.00%, 07/01/2033	2,265	3,011
State of Delaware,
GO, 4.00%, 02/01/2031	3,000	3,656
GO, 5.00%, 02/01/2028	5,020	6,412
Series B, GO, 4.00%, 07/01/2024	1,750	1,946
State of Delaware, Unrefunded, Series B, GO, 5.00%, 07/01/2021	90	90

		27,329

District of Columbia — 2.0%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	2,043
Series A, Rev., 4.00%, 03/01/2037	2,000	2,404
Series A, Rev., 4.00%, 03/01/2040	12,345	14,751
Series A, GO, 5.00%, 06/01/2022	2,175	2,272
Series A, Rev., 5.00%, 12/01/2022	2,000	2,138
Series A, Rev., 5.00%, 03/01/2031	1,500	1,965
Series C, Rev., 4.00%, 05/01/2039	2,500	3,018
Series C, Rev., 5.00%, 05/01/2023	100	109
Series C, Rev., 5.00%, 10/01/2030	4,500	5,909
Series D, GO, 5.00%, 06/01/2026	3,500	4,267
District of Columbia Housing Finance Agency, 218 Vine St Project, Rev., 0.30%, 01/01/2040 (z)	2,500	2,506
District of Columbia, Association American Medical Colleges,
Series B, Rev., 5.00%, 10/01/2041 (p)	1,850	1,872
Series B, Rev., 5.25%, 10/01/2036 (p)	12,425	12,583
District of Columbia, Income Tax, Series B, Rev., 5.00%, 12/01/2026	3,440	3,671
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	849
District of Columbia, National Public Radio, Rev., 4.00%, 04/01/2032 (p)	1,500	1,744
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	652
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,625
Rev., AMT, 5.00%, 10/01/2029	2,000	2,489
Series A, Rev., AMT, 5.00%, 10/01/2027	5,000	6,231
Series A, Rev., AMT, 5.00%, 10/01/2031	5,000	6,432
Series A, Rev., AMT, 5.00%, 10/01/2032	2,000	2,627
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2022 (w)	850	900
Series A, Rev., AMT, 5.00%, 10/01/2023 (w)	1,000	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.00%, 10/01/2025 (w)	2,000	2,369
Series A, Rev., AMT, 5.00%, 10/01/2026 (w)	1,500	1,825
Metropolitan Washington Airports Authority, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2028	2,025	2,581
Series A, Rev., AMT, 5.00%, 10/01/2034	395	506
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	1,146
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041	350	449
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,229
Series A, Rev., 4.00%, 10/01/2036	330	398
Series A, Rev., 5.00%, 10/01/2033	1,000	1,306
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,301
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,986
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	2,013
Series A, Rev., 5.00%, 07/15/2031	4,240	5,648
Series A, Rev., 5.00%, 07/15/2037	2,000	2,619
Washington Metropolitan Area Transit Authority, Green Bond,
Series A, Rev., 5.00%, 07/15/2028	2,280	2,931
Series A, Rev., 5.00%, 07/15/2029	1,540	2,024

		114,493

Florida — 3.3%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,295
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	371
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	25	25
Special Assessment, 3.13%, 12/15/2030	125	131
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	395	399
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,803
Brevard County Housing Finance Authority, Tropical Manor Apartaments, Rev., 0.25%, 12/01/2023 (z)	270	270
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,707

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Capital Trust Agency, Inc., Imagine School at North Manate, Rev., 5.00%, 06/01/2041 (e)	325	362
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	180
Capital Trust Agency, Inc., Lutz Perparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	326
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	262
Citizens Property Insurance, Inc., Senior Secured, Series A1, Rev., 5.00%, 06/01/2022	320	334
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	314
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,645
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	588
Rev., 4.00%, 11/01/2045	1,500	1,726
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,526
Rev., BAM, 5.00%, 10/01/2030	2,135	2,850
City Of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	110
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	3,000	3,858
County of Broward Airport System Revenue, Series P1, Rev., AMT, 5.00%, 10/01/2026 (p)	1,120	1,186
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	805
Series A, Rev., AMT, 5.00%, 10/01/2028	800	1,019
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,548
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	3,468
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	5,283
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2025	1,250	1,484
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,384
Series A, Rev., 5.00%, 10/01/2031	2,000	2,630
Series A, Rev., AMT, 5.00%, 10/01/2031 (p)	1,000	1,059
Series A, Rev., AMT, 5.00%, 10/01/2032 (p)	1,000	1,059
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,961
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,327
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,645

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	149

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	418
County of Miami-Dade, Transit System, Sales Tax,
Rev., 5.00%, 07/01/2025 (p)	35	37
Rev., 5.00%, 07/01/2042 (p)	5,000	5,242
County of Miami-Dade, Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2031	1,500	2,032
Series B, Rev., 5.00%, 10/01/2031	500	594
Series B, Rev., 5.00%, 10/01/2033	1,000	1,184
Series B, Rev., AGM, 5.25%, 10/01/2022	1,125	1,197
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	190	194
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	414
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	321
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	300	303
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	537
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	10,446
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,635
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040 (e)	400	459
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,323
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	2,057
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,650	2,902
Florida Housing Finance Corp., Social Bonds, Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	12,000	13,075
Florida Housing Finance Corp., Valencia Park Apartments, Series A, Rev., 0.25%, 12/01/2023 (z)	2,450	2,449
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,458
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,931

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,843
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,728
Hammock Reserve Community Development District, Assesment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	583
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.03%, 07/07/2021 (z)	6,000	6,000
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	3,882
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	210
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	370	392
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2021	500	506
Series 3A, Rev., 5.00%, 10/01/2035	5,000	6,488
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,603
JEA Water & Sewer System Revenue, Series A, Rev., 5.00%, 10/01/2025	1,000	1,189
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	1,102
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	329
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	1,165	1,182
Special Assessment, 3.20%, 05/01/2030 (e)	545	571
Special Assessment, 3.50%, 05/01/2040	925	959
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	560	571
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	2,810	2,813
Miami-Dade County Housing Finance Authority, Sunset Bay Apartments, Rev., 0.25%, 12/01/2023 (z)	945	945
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	363
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,395

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	220	224
Orange County Health Facilities Authority, Rev., 5.00%, 10/01/2025	1,970	2,333
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	3,078
Series C, Rev., 5.00%, 10/01/2022	3,010	3,194
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,707
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	844
Pine Ridge Plantation Community Development District, Senior Lien,
Series A1, Special Assessment, AGM, 3.00%, 05/01/2022	470	479
Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	500
Pinellas County Housing Finance Authority, Lexington Club Renaissance, Rev., 0.30%, 04/01/2023 (z)	2,000	2,000
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	540
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	479
Sarasota County Public Hospital District, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.03%, 07/07/2021 (z)	6,035	6,035
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	669
School District of Broward County, Series A, COP, 5.00%, 07/01/2025 (p)	2,830	2,964
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	490
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2021	335	335
State of Florida Department of Transportation Turnpike System Revenue, Department Transportation, Series A, Rev., 5.00%, 07/01/2023	1,000	1,000
State of Florida Department of Transportation, Indirect Garvee, Series A, Rev., 5.00%, 07/01/2023	5,000	5,476
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2022	1,625	1,625
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2022	1,310	1,374
Series A, Rev., 5.00%, 07/01/2029	2,000	2,622

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series B, Rev., 5.00%, 07/01/2023	125	137
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	230
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	675	684
Special Assessment, 3.00%, 12/15/2030 (e)	475	489
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	1,070
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	40	40
Special Assessment, 2.88%, 06/15/2031 (e)	60	61
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	500	507
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	1,000	1,020
Special Assessment, 2.63%, 05/01/2030 (e)	1,500	1,580
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	691

		190,279

Georgia — 2.3%
Savannah Economic Development Authority, Series A, Rev., Zero Coupon, 12/01/2021 (p)	4,000	3,998
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	575
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,319
Rev., 4.00%, 03/01/2036	1,000	1,196
Rev., 4.00%, 03/01/2037	1,135	1,349
Rev., 4.00%, 03/01/2038	1,000	1,186
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group,
Series A, Rev., 4.00%, 07/01/2044	3,000	3,534
Series A, Rev., 4.00%, 07/01/2049	4,150	4,846
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,129
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	3,000	3,817
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,477
City of Atlanta, Water & Wastewater Revenue, Rev., 5.00%, 11/01/2024	3,110	3,593
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	603
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	256
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	128
George L Smith II Congress Center Authority, Convention Center Hotel,
Series 1, Rev., 4.00%, 01/01/2036	95	114
Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	1,198
Georgia Housing & Finance Authority, Series A, Rev., 4.00%, 06/01/2050	3,860	4,339
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,884
Rev., 5.00%, 06/01/2027	5,250	6,557
Rev., 5.00%, 06/01/2028	5,500	7,045
Rev., 5.00%, 06/01/2030	6,205	8,257
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	5,000	5,364
Series B, Rev., 4.00%, 08/01/2049 (z)	2,675	2,981
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	113
Series C, Rev., 4.00%, 03/01/2050 (z)	7,350	8,498
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	12,077
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 5.00%, 06/15/2024	470	533
Rev., 5.00%, 06/15/2025	360	423
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,984
Series A, Rev., 5.00%, 11/01/2027	250	314
Series A, Rev., 5.00%, 11/01/2029	250	327
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,337
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,656
Series B, Rev., 5.00%, 01/01/2023	1,000	1,071
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	260

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.00%, 09/01/2041 (p)	2,000	2,016
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 0.45%, 10/01/2039 (aa)	1,000	1,000
Richmond County Development Authority, Subordinated, Series C, Rev., Zero Coupon, 12/01/2021 (p)	3,645	3,643
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	157
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	112
Series A, GO, 5.00%, 08/01/2023	1,010	1,111
Series C, GO, 4.00%, 09/01/2021	95	96
Series C, GO, 4.00%, 10/01/2022	2,015	2,113
Series E, GO, 5.00%, 12/01/2021	1,865	1,903
State of Georgia, Group 1, Series A, GO, 5.00%, 08/01/2026	2,500	3,065
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	2,000	2,475
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,623
Tender Option Bond Trust Receipts/Certificates, Series 2017-ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750
Thomaston Housing Authority, Fairview Apartments Project, Series A, Rev., FNMA HUD, 0.34%, 12/01/2023 (z)	4,250	4,256
Valdosta & Lowndes County Hospital Authority, South Medical Center Project, Series B, Rev., CNTY GTD, 5.00%, 10/01/2041 (p)	4,100	4,150

		134,997

Guam — 0.0% (g)
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042 (w)	1,000	1,139

Hawaii — 0.5%
City & County Honolulu, Wastewater System Revenue, Senior, Series A, Rev., 4.50%, 07/01/2030 (p)	2,000	2,000
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	18
Series A, GO, 5.00%, 09/01/2027	30	38
City & County of Honolulu, Wastewater System, Senior, Series A, Rev., 4.50%, 07/01/2028 (p)	1,000	1,000
County of Maui, GO, 5.00%, 03/01/2028	1,175	1,494
State of Hawaii,
Series EA, GO, 5.00%, 12/01/2023	2,000	2,040
Series FE, GO, 5.00%, 10/01/2021	2,500	2,530
Series FG, GO, 4.00%, 10/01/2032	2,000	2,328

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
State of Hawaii Airports System Revenue,
Rev., AMT, 5.00%, 07/01/2021 (p)	2,500	2,500
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,879
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	2,037
Series B, Rev., 5.00%, 07/01/2026	1,250	1,521
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	302
Series A, Rev., AMT, 4.00%, 07/01/2032	500	603
Series A, Rev., AMT, 4.00%, 07/01/2033	750	902
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	4,261
Series A, Rev., AMT, 5.00%, 07/01/2027	250	309
Series A, Rev., AMT, 5.00%, 07/01/2028	500	632
Series A, Rev., AMT, 5.00%, 07/01/2029	250	323
Series C, Rev., 4.00%, 07/01/2032	200	246
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,297
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,334

		29,594

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	2,123
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 5.00%, 07/15/2029	280	365
Series A, Rev., 5.00%, 07/15/2030	1,250	1,658
Series A, Rev., 5.00%, 07/15/2031	750	1,012

		5,158

Illinois — 5.8%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	2,109
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	12
Series A, GO, 5.00%, 12/01/2041	1,000	1,277
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	480	465
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,005	864
Series B1, GO, NATL, Zero Coupon, 12/01/2022	1,105	1,096
Series B1, GO, NATL, Zero Coupon, 12/01/2028	200	177
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	950
Chicago Board of Education, Dedicated, Series C, GO, 5.00%, 12/01/2034	2,000	2,450
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., AMT, 5.00%, 01/01/2025 (p)	1,200	1,228

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	4,172
Series A, Rev., BAM, 4.00%, 01/01/2036	3,000	3,601
Series A, Rev., 5.00%, 01/01/2035	6,000	7,743
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	763
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,269
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,142
Rev., 5.25%, 12/01/2036 (p)	10,600	10,826
Rev., 5.25%, 12/01/2049	3,000	3,466
Series A, Rev., 5.00%, 12/01/2045	6,750	8,437
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,152
City of Chicago,
Series 20023B, GO, 5.00%, 01/01/2024	30	33
Series A, GO, 5.00%, 01/01/2027	2,180	2,401
Series A, GO, 5.50%, 01/01/2033	1,815	2,084
Series A, GO, 6.00%, 01/01/2038	9,260	11,619
Series C, GO, Zero Coupon, 01/01/2027	500	444
Series C, GO, 5.00%, 01/01/2025	45	52
Series C, GO, 5.00%, 01/01/2028	1,450	1,701
City of Chicago Waterworks Revenue, Second Lien Project, Rev., 5.00%, 11/01/2023	100	110
City of Chicago, Capital Appreciation City Colleges, GO, NATL, Zero Coupon, 01/01/2031	75	59
City of Chicago, Waterworks Revenue, Second Lien, Rev., 4.00%, 11/01/2021	200	202
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	5,031
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,464
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,236
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,343
Cook County, Community Unit School District No. 401, Elmwood Park,
GO, 3.00%, 12/01/2021	715	723
GO, 3.00%, 12/01/2022	500	519
County of Cook,
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,225
Series A, GO, 5.00%, 11/15/2026	3,900	4,754
Series A, GO, 5.00%, 11/15/2028	2,300	2,934
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,607

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	3,058
Illinois Finance Authority, Advocate Health Care, Rev., 5.00%, 06/01/2042 (p)	1,000	1,044
Illinois Finance Authority, Advocate Health Care Network Project,
Rev., 4.00%, 11/01/2030	2,000	2,258
Rev., 4.00%, 06/01/2047 (p)	2,550	2,638
Rev., 5.00%, 05/01/2022	1,000	1,040
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	896
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	612
Illinois Finance Authority, Ascension Health, Series A, Rev., 5.00%, 11/15/2037 (p)	1,530	1,558
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,646
Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.03%, 07/07/2021 (z)	6,000	6,000
Illinois Finance Authority, Centegra Health System,
Series A, Rev., 5.00%, 09/01/2025	1,495	1,713
Series A, Rev., 5.00%, 09/01/2027	1,200	1,362
Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 07/01/2021	7,305	7,305
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	5,071
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	10,143
Rev., 4.00%, 07/01/2040	1,500	1,822
Rev., 5.00%, 01/01/2022	1,500	1,536
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	2,032
Rev., 5.00%, 10/01/2032	750	964
Rev., 5.00%, 10/01/2034	125	159
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 01/01/2022	220	225
Rev., 5.00%, 07/01/2023	1,650	1,809
Rev., 5.00%, 01/01/2028	100	127
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,286
Illinois Finance Authority, Northshore University Health System,
Rev., 5.00%, 08/15/2031	1,000	1,328
Rev., 5.00%, 08/15/2035	1,500	1,967
Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.00%, 07/01/2027	1,000	1,215

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,538
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	478
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.73%, 05/01/2042 (aa)	180	180
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,564
Illinois Finance Authority, Swedish Covenant Hospital, Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	2,060
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 5.00%, 08/15/2031	2,530	3,421
Series B, Rev., 5.00%, 08/15/2053 (z)	285	385
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2025 (w)	545	647
Series A, Rev., 5.00%, 10/01/2028 (w)	3,000	3,864
Series A, Rev., 5.00%, 10/01/2034 (w)	1,750	2,503
Series A, Rev., 5.00%, 10/01/2035 (w)	1,400	2,036
Illinois Housing Development Authority, Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,445	1,603
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	1,745	1,745
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 04/01/2051	4,480	4,902
Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 04/01/2051	460	506
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2044	1,000	1,256
Series B, Rev., 5.00%, 01/01/2029	100	120
Series C, Rev., 5.00%, 01/01/2023	60	64
Series A, Rev., 5.00%, 01/01/2028	185	217
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	6,084
Series B, Rev., 5.00%, 01/01/2028	7,020	8,866
Series B, Rev., 5.00%, 01/01/2041	2,000	2,380
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,324
Series A, Rev., 5.00%, 01/01/2037	1,555	2,053
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior,
Rev., 5.00%, 01/01/2027	500	615
Rev., 5.00%, 01/01/2031	1,000	1,312
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,578
GO, AGM, 4.00%, 01/01/2045	3,000	3,308
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	1,500	1,099
Metropolitan Pier & Exposition Authority Revenue, Mccormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	3,208

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority, Capital Appreciation, Mccormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	607
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,513
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033 (w)	1,000	1,191
Railsplitter Tobacco Settlement Authority,
Rev., 5.00%, 06/01/2022	1,250	1,304
Rev., 5.00%, 06/01/2023	130	142
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	30
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	960
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	844
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,449
State of Illinois,
GO, 4.00%, 06/01/2036	485	536
GO, 5.00%, 07/01/2023	1,000	1,091
GO, 5.00%, 08/01/2024	850	894
GO, 5.00%, 02/01/2026	1,000	1,185
GO, 5.00%, 01/01/2028	6,810	7,968
GO, 5.00%, 02/01/2028	3,000	3,615
GO, 5.00%, 01/01/2029	2,085	2,427
GO, 5.00%, 02/01/2029	2,000	2,394
GO, 5.25%, 02/01/2030	2,000	2,213
GO, 5.50%, 05/01/2030	2,000	2,662
Series A, GO, 4.00%, 01/01/2026	1,050	1,069
Series A, GO, 5.00%, 10/01/2021	80	81
Series A, GO, 5.00%, 10/01/2023	300	330
Series A, GO, 5.00%, 11/01/2026	2,500	3,018
Series A, GO, 5.00%, 03/01/2027	2,355	2,861
Series A, GO, 5.00%, 03/01/2028	2,500	3,099
Series B, GO, 5.00%, 10/01/2026	1,000	1,204
Series B, GO, 5.00%, 10/01/2029	1,000	1,277
Series B, GO, 5.00%, 10/01/2031	5,000	6,454
Series B, GO, 5.50%, 05/01/2039	250	324
Series C, GO, 5.00%, 11/01/2029	2,900	3,539
Series D, GO, 5.00%, 11/01/2021	4,515	4,587
Series D, GO, 5.00%, 11/01/2026	1,980	2,390
Series D, GO, 5.00%, 11/01/2027	6,130	7,546
Series D, GO, 5.00%, 11/01/2028	2,750	3,368
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/2035	4,000	5,167
Tender Option Bond Trust Receipts/Certificates, Series 2018-XL0082, Rev., VRDO, LIQ: Barclays Bank plc, 0.08%, 07/07/2021 (e) (z)	15,370	15,370

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	311
Series A, Rev., 5.00%, 04/01/2025	140	157
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	12,591
Will Grundy Etc Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,801

		332,039

Indiana — 2.4%
City of Franklin, Otterbeit Homes, Series B, Rev., 5.00%, 07/01/2023	115	125
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	250
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	109
City of Rockport, Rockport Pollution Control, Aep Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,776
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,711
County of Knox, Good Samaritan Hospital, Series A, Rev., 5.00%, 04/01/2037	1,200	1,234
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,748
Indiana Finance Authority, Community Foundation Northwest Industry, Rev., 4.00%, 03/01/2034 (p)	150	154
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	665	724
Indiana Finance Authority, Cwa Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	666
Indiana Finance Authority, Cwa Authority, First Lien, Series A, Rev., 5.25%, 10/01/2025	1,325	1,342
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.02%, 07/01/2021 (z)	2,500	2,500
Indiana Finance Authority, First Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2023 (w)	550	609
Rev., 5.00%, 10/01/2025 (w)	1,095	1,304
Rev., 5.00%, 10/01/2034 (w)	5,000	6,760

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Green Bond, State Revolving Fund, Rev., 5.00%, 02/01/2047 (p)	7,000	9,134
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	267
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,871
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	7,036
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2045	5,000	5,803
Indiana Finance Authority, Parkview Health, Series A, Rev., 5.00%, 11/01/2025	1,105	1,316
Indiana Finance Authority, Second Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2022 (w)	450	477
Rev., 5.00%, 10/01/2023 (w)	190	210
Rev., 5.00%, 10/01/2034 (w)	2,000	2,682
Rev., 5.00%, 10/01/2035 (w)	3,000	4,018
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	159
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	1,076
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,536
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	92
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	650	711
Indiana Housing & Community Development Authority , RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	1,545	1,545
Indiana University, Series X, Rev., 3.00%, 08/01/2029	1,000	1,092
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	10,610
Series A, Rev., 5.00%, 06/01/2022	1,000	1,043
Series A, Rev., 5.00%, 06/01/2024	165	186
Series A, Rev., 5.00%, 06/01/2025	500	580
Series B, Rev., 5.00%, 02/01/2024	175	195
Series B, Rev., 5.00%, 02/01/2025	205	229
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	239
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport,
Rev., AMT, 5.00%, 01/01/2026	1,050	1,249
Rev., AMT, 5.00%, 01/01/2029	2,855	3,649
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2028	3,715	4,111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,310
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,204
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,408
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,960
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,857
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,561
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,692
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	11,940
Purdue University, Series EE, Rev., 5.00%, 07/01/2034	1,500	1,988
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,523
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,158

		135,749

Iowa — 0.6%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,611
GO, AGM, 5.00%, 06/01/2026	1,290	1,550
Iowa Finance Authority, Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	410	457
Iowa Finance Authority, Cj Bio America, Incorporate Project, Rev., VRDO, LOC: Korea Development Bank, 0.09%, 07/07/2021 (z)	12,000	12,000
Iowa Finance Authority, Fertilizer Co. Project, Rev., 5.25%, 12/01/2025	3,550	3,886
Iowa Finance Authority, Green Bond, Gevo NW Iowa Renewable Natural Gas Project, Rev., AMT, LOC: Citibank NA, 1.50%, 01/01/2042 (z)	790	798
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,305	2,521
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,000	1,202
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,954
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	6,601

		34,580

Kansas — 0.4%
City of Olathe , Temporary Notes, Series A, GO, 4.00%, 08/01/2022 (w)	5,000	5,202
State of Kansas, Department of Transportation, Series C3, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.40%), 0.47%, 09/01/2023 (aa)	2,000	2,007
University of Kansas Hospital Authority, Rev., 5.00%, 03/01/2031	1,230	1,618
University of Kansas Hospital Authority, University Kansas Health System, Series A, Rev., 5.00%, 03/01/2047	10,000	11,944

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Wyandotte County-Kansas City Unified Government Utility System Revenue, Improvement, Series B, Rev., 5.00%, 09/01/2026 (p)	210	222

		20,993

Kentucky — 0.9%
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	7,620	7,741
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	8,167
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	1,008
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2022	2,000	2,110
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	503
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Rev., 5.00%, 08/15/2042 (p)	175	176
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,602
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,780
Kentucky Housing Corp., City View Park Project, Rev., 1.16%, 02/01/2023 (z)	3,500	3,520
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	3,170	3,176
Kentucky Housing Corp., Winterwood II Rural Housing, Rev., 0.37%, 10/01/2024 (z)	1,295	1,296
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	3,475	3,860
Kentucky State Property & Building Commission, Project 125, Series A, Rev., 5.00%, 09/01/2022 (w)	345	364
Kentucky State Property & Building Commission, Project No. 100, Series A, Rev., 5.00%, 08/01/2026 (p)	2,000	2,008
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,734
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	804
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	2,000	2,028
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	2,018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 4.00%, 10/01/2035	500	564
Tender Option Bond Trust Receipts/Certificates, Series 2018-XG0161, Rev., AGM, LOC: Bank of America NA, LIQ: Bank of America NA, 0.00%, 12/01/2041 (e) (z)	5,460	5,460

		52,919

Louisiana — 1.5%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	4,000	4,352
City of Shreveport, GO, 5.00%, 08/01/2029 (p)	4,790	4,809
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	84
Rev., AGM, 5.00%, 08/01/2027	1,400	1,746
East Baton Rouge Parish, Sewerage Commission, Series B, Rev., 5.00%, 02/01/2039 (p)	1,200	1,398
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,611
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	943
Lakeshore Villages Master Community Development District, Parish of St Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	632
Louisiana Housing Corp., Arbours at Lafayette Project, Rev., 0.35%, 04/01/2024 (z)	2,320	2,323
Louisiana Housing Corp., Stone Vista Apartments Project, Rev., 0.32%, 12/01/2023 (z)	1,250	1,250
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewage Commission, Subordinated Lien,
Rev., 5.00%, 02/01/2028 (p)	1,655	1,857
Series A, Rev., 4.00%, 02/01/2048 (p)	1,660	1,761
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,810
Rev., 2.50%, 04/01/2036	750	766
Louisiana Public Facilities Authority, Lafayette General Health, Series A, Rev., 5.00%, 11/01/2041 (p)	800	957
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2037 (w)	2,020	2,445
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	2,935	3,434

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,769
Louisiana State University & Agricultural & Mechanical College, Auxiliary, Series A, Rev., 5.00%, 07/01/2021	1,285	1,285
New Orleans Aviation Board, Series B, Rev., AMT, 5.00%, 01/01/2040	3,000	3,418
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,324
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,193
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,921
Parish of St. James, Various Nucor Steel Louisiana, Series A1, Rev., VRDO, 0.09%, 07/07/2021 (z)	5,000	5,000
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	906
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,459
Regional Transit Authority Sales Tax Revenue, Series A, Rev., AGM, 5.00%, 01/01/2029	3,000	3,845
St Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	2,002
Series A, Rev., 5.00%, 07/01/2034	1,655	2,040
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	12,168
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,140
Series D, Rev., 0.55%, 05/01/2043 (z)	2,295	2,295
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,607
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	136

		86,686

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	705
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	182
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	86
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	100
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	66

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maine — continued
Series A, Rev., AGM, 5.00%, 07/01/2031	295	398
Series A, Rev., AGM, 5.00%, 07/01/2032	315	424
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	10,641
Rev., 5.00%, 07/01/2031	400	530
Rev., 5.00%, 07/01/2033	1,155	1,523

		14,655

Maryland — 2.4%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	4,115
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	591
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	555	625
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	2,300
County of Montgomery,
Series A, GO, 4.00%, 08/01/2031	5,000	6,266
Series B, GO, 4.00%, 11/01/2028	7,985	9,787
Series C, GO, 5.00%, 10/01/2026	1,000	1,231
County of Prince George’s, Behavioral Health Facility,
COP, 5.00%, 10/01/2022	830	880
COP, 5.00%, 10/01/2023	650	720
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	859
County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.00%, 09/15/2026 (p)	65	66
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	6,120
Maryland Community Development Administration,
Series B, Rev., 4.00%, 09/01/2049	2,335	2,584
Series D, Rev., 3.25%, 09/01/2050	500	549
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,420	1,576
Series A, Rev., 4.50%, 09/01/2048	6,490	7,309
Series B, Rev., AMT, 4.50%, 09/01/2048	5,770	6,450
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	770
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,593
Tax Allocation, 4.00%, 09/01/2040	1,280	1,500
Maryland Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2043 (p)	2,000	2,097
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	1,155	1,294
Rev., 5.00%, 01/01/2025 (w)	470	519

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Rev., 5.00%, 01/01/2036 (w)	2,290	2,799
Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, Rev., 5.00%, 11/15/2051 (p)	1,150	1,171
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Series A, Rev., 5.00%, 07/01/2023 (p)	1,415	1,483
Maryland Health & Higher Educational Facilities Authority, Loyola University Maryland, Series A, Rev., 5.00%, 10/01/2039 (p)	5,275	5,594
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,509
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Rev., 5.00%, 07/01/2024 (p)	2,500	2,844
State of Maryland,
Series A, GO, 2.75%, 08/01/2025	1,735	1,823
Series B, GO, 5.00%, 08/01/2022	430	453
State of Maryland, First,
Series A, GO, 5.00%, 03/01/2024 (p)	1,000	1,032
Series B, GO, 4.50%, 08/01/2021	1,305	1,310
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,937
State of Maryland, Group 2, State and Local Facilities Loan, GO, 5.00%, 08/01/2033	2,000	2,676
State of Maryland, Local Facilities Loan,
Series A, GO, 4.00%, 03/15/2034	18,070	22,277
Series A, GO, 5.00%, 08/01/2028	7,000	9,041
State of Maryland, Second, Series B, GO, 5.00%, 08/01/2025 (p)	505	531
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2028	1,000	1,286
Rev., CNTY GTD, 5.00%, 06/01/2029	4,000	5,265
Series A, Rev., VRDO, BAN, CNTY GTD, 0.02%, 07/07/2021 (z)	3,400	3,400
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 4.00%, 06/01/2022	75	78
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,917
Series 2, Rev., CNTY GTD, 5.00%, 06/01/2022	1,200	1,253
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,819
Washington Suburban Sanitary Commission, Green Bond, Series 2, Rev., CNTY GTD, 5.00%, 12/01/2026	1,180	1,460

		138,059

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — 1.5%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,638
Series D, GO, 4.00%, 11/01/2036	2,500	3,091
Series D, GO, 4.00%, 11/01/2041	4,000	4,840
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	442
Commonwealth of Massachusetts, Consolidated Loan,
Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,016
Series E, GO, 5.00%, 08/01/2024 (p)	2,000	2,008
Massachusetts Development Finance Agency,
Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	6,516
Series B, Rev., 0.25%, 07/01/2024 (z)	370	369
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,185
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,475
Massachusetts Development Finance Agency, Williams College Project, Rev., 0.45%, 07/01/2041 (w) (z)	310	309
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	5,460	5,576
Series B, Rev., AMT, 5.00%, 07/01/2023	250	273
Series B, Rev., AMT, 5.00%, 07/01/2024	615	696
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,448
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037 (w)	180	180
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 0.02%, 07/07/2021 (z)	4,015	4,015
Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., 1.85%, 11/01/2030 (z)	1,250	1,265
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,750	4,095
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	557
Massachusetts Housing Finance Agency, Substainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	105
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	140
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,344
Series B, Rev., AMT, 5.00%, 07/01/2033	465	618
Series B, Rev., AMT, 5.00%, 07/01/2034	415	549
Series B, Rev., AMT, 5.00%, 07/01/2035	495	654

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,998
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,665
Series E, Rev., AMT, 5.00%, 07/01/2046	6,500	8,349
Massachusetts School Building Authority, Senior,
Series B, Rev., 5.00%, 08/15/2028 (p)	5,000	5,272
Series B, Rev., 5.00%, 10/15/2041 (p)	1,355	1,374
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036	7,190	8,024
Massachusetts Water Resources Authority, Series C, Rev., 4.00%, 08/01/2022 (p)	3,180	3,311
Massachusetts Water Resources Authority, Green Bonds, Series C, Rev., 4.00%, 08/01/2022 (p)	700	729
Metropolitan Boston Transit Parking Corp., Rev., 5.25%, 07/01/2036	300	300
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	6,165

		84,591

Michigan — 1.2%
City of Detroit, Sewage Disposal System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2023	5,000	5,239
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	565
Series A, GO, 5.00%, 04/01/2039	115	142
Series A, GO, 5.00%, 04/01/2046	35	43
Series A, GO, 5.00%, 04/01/2050	30	36
City of Lansing, GO, AGM, 5.00%, 05/01/2028	515	651
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	90
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,873
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029 (p)	2,405	2,820
Michigan Finance Authority,
Rev., 5.00%, 11/15/2022	125	133
Rev., 5.00%, 11/15/2023	1,375	1,527
Rev., 5.00%, 11/15/2025	435	508
Series A, Rev., 5.00%, 06/01/2039 (p)	5,085	5,309
Michigan Finance Authority, Aquinas College Project, Rev., 5.00%, 05/01/2036 (w)	300	334
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	901
Rev., 5.00%, 09/01/2033	800	1,041
Rev., 5.00%, 09/01/2034	570	740
Rev., 5.00%, 09/01/2035	1,200	1,555
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,094

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, Local Government Loan Program, Series D1, Rev., 5.00%, 07/01/2021	1,300	1,300
Michigan Finance Authority, Senior,
Series A, Rev., 4.00%, 06/01/2022	1,500	1,550
Series A, Rev., 5.00%, 06/01/2024	2,000	2,278
Michigan Finance Authority, Trinity Health Co., Rev., 5.00%, 12/01/2034 (p)	2,560	2,674
Michigan Finance Authority,Refunded, Hospital Trinity Health, Rev., 5.00%, 12/01/2039 (p)	1,000	1,020
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	3,151
Series I, Rev., 5.00%, 10/15/2029	1,750	2,309
Michigan State Building Authority, Facilities Program,
Series IA, Rev., 5.00%, 10/15/2023 (p)	1,140	1,156
Series IA, Rev., 5.50%, 10/15/2045 (p)	2,770	2,813
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 0.08%, 07/07/2021 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	126
Michigan State Hospital Finance Authority, Trinity Health, Rev., 5.00%, 12/01/2034 (p)	1,000	1,044
Michigan State Hospital Finance Authority, Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2029	1,010	1,272
Michigan State Hospital Finance Authority, Trinity Health Credit Group,
Rev., 5.00%, 12/01/2026 (p)	810	846
Series B, Rev., 5.00%, 12/01/2048 (p)	755	788
Michigan State Housing Development Authority,
Rev., 0.32%, 12/01/2023 (z)	4,150	4,158
Series A, Rev., 0.55%, 04/01/2025	375	375
Series C, Rev., 3.00%, 06/01/2051	2,750	2,998
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022	705	743
Series A, Rev., 5.00%, 08/15/2029	2,000	2,626
Series A, Rev., 5.00%, 08/15/2038	250	273
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	329
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	2,500	2,695
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	536
State of Michigan, Garvee, Rev., GAN, 5.00%, 03/15/2024	1,435	1,616
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,718

		71,495

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — 1.0%
Burnsville-Eagan-Savage Independent School District No. 191, GO, 4.00%, 02/01/2026	1,210	1,400
City of Hopkins, Raspberry Ridge Project, Rev., HUD, 0.26%, 02/01/2024 (z)	1,105	1,105
City of Mahtomedi, Lincoln Place, Rev., HUD, 0.25%, 08/01/2023 (z)	620	620
City of Shakopee, Shakopee Housing, Rev., 0.25%, 08/01/2024 (w) (z)	290	290
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	3,000	3,942
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	4,815	4,823
Farmington Independent School District No. 192, Series A, GO, 5.00%, 02/01/2025	2,680	3,006
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	10,950
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	1,041
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	395	433
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,145	1,258
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,845	4,188
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	517	542
Series I, Rev., 3.00%, 01/01/2051	2,555	2,790
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	3,315	3,647
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	4,120
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,500	1,534
State of Minnesota,
Series A, GO, 5.00%, 08/01/2026	250	306
Series A, GO, 5.00%, 10/01/2029	45	57
Series A, GO, 5.00%, 08/01/2031	2,340	3,072
Series A, GO, 5.00%, 08/01/2034	2,000	2,563
Series B, GO, 4.00%, 08/01/2028	2,000	2,442
Series B, GO, 5.00%, 08/01/2022	100	105
Series E, GO, 3.00%, 08/01/2026	710	798
State of Minnesota, Various Purpose, Series F, GO, 5.00%, 10/01/2021	1,000	1,012

		56,044

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mississippi — 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	176
Mississippi Home Corp., Gateway Affordable Cmntys, Rev., HUD, 2.40%, 02/01/2022 (p) (z)	4,500	4,508
Mississippi Home Corp., J&A Development Portfolio Project, Series 1, Rev., 0.30%, 02/01/2024 (z)	470	469
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	287
State of Mississippi, Series F, GO, 5.00%, 11/01/2030 (p)	1,000	1,196

		6,636

Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	355	412
City of Kansas City Airport Revenue, General Improvement, Series A, Rev., AMT, 5.00%, 09/01/2023 (p)	1,000	1,008
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	619
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,773
Series A, Rev., 4.00%, 11/01/2035	1,000	1,108
Hanley Road Corridor Transportation Development District, Rev., 1.00%, 10/01/2027	320	315
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	3,419
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (z)	6,750	7,834
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	1,700	2,039
Health & Educational Facilities Authority of the State of Missouri, Lukes Health System, Rev., 4.00%, 11/15/2038	2,000	2,380
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,602
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	579
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	1,157
Kansas City Industrial Development Authority, Cathedral Towers, Rev., 0.35%, 12/01/2024 (z)	6,000	6,006

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,478
Rev., AMT, 4.00%, 03/01/2040	2,500	2,920
Rev., AMT, 5.00%, 03/01/2029	3,050	3,896
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	472
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	560	614
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	1,990	2,194
Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.00%, 01/01/2023 (p)	1,100	1,127
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	2,164
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027	400	463
COP, 4.00%, 04/01/2028	410	480
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	586
RBC Municipal Products, Inc. Trust, Floater Certificates, Series C16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.09%, 07/07/2021 (e) (z)	11,000	11,000
St Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	4,033
State of Missouri, Health & Educational Facilities, Saint Lukes Health System, Inc., Rev., 5.00%, 11/15/2023	290	322

		63,000

Montana — 0.2%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,575	2,804
Series A1, Rev., 3.00%, 06/01/2051	4,800	5,253
Series B2, Rev., AMT, 3.50%, 12/01/2042	650	685
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,195

		9,937

Nebraska — 0.5%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,531
Rev., 5.00%, 09/01/2042	625	659

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nebraska — continued
City of Omaha, Various Purpose,
Series A, GO, 4.00%, 04/15/2022	1,125	1,159
Series A, GO, 4.00%, 04/15/2023	1,675	1,788
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	354
Douglas County Hospital Authority No. 2, Health Facilities Childrens Hospital, Rev., 5.00%, 11/15/2047	3,000	3,596
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,240
Douglas County, Hospital Authority No. 2, Childrens Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,577
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,124
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	9,055

		27,083

Nevada — 1.3%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,189
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	222
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,485
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	633
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,803
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,360
County of Clark Department of Aviation, Subordinate,
Series B, Rev., AMT, 5.00%, 07/01/2025	1,235	1,449
Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	7,423
County of Clark Passenger Facility Charge Revenue, Mccarran International,
Rev., 5.00%, 07/01/2029	5,000	6,561
Rev., 5.00%, 07/01/2031	1,950	2,527
Rev., 5.00%, 07/01/2032	2,385	3,087
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,992
County of Clark, Limited Tax, Flood Control, GO, 5.00%, 11/01/2038 (p)	2,000	2,224
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,855
County of Washoe, Sierra Pacific Power Company,
Rev., AMT, 0.63%, 03/01/2036 (z)	900	902

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series B, Rev., 3.00%, 03/01/2036 (z)	10	10
Las Vegas Convention & Visitors Authority, Series B, Rev., 5.00%, 07/01/2043	4,900	5,963
Las Vegas Valley Water District,
Series B, GO, 5.00%, 06/01/2022	1,000	1,044
Series B, GO, 5.00%, 12/01/2021	1,500	1,530
Series B, GO, 5.00%, 06/01/2023	5,065	5,533
Series D, GO, 5.00%, 06/01/2023	1,180	1,289
Series A, GO, 5.00%, 06/01/2022	6,000	6,267
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,909
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	78
Nevada Housing Division, Pinewood Terrace Apartments, Rev., 0.26%, 04/01/2024 (z)	500	500
Nevada Housing Division, Whittell Pointe, Rev., 0.30%, 10/01/2023 (z)	3,665	3,668
State of Nevada Department of Business & Industry, Brightline West Passenger Rail, Rev., AMT, 0.00%, 01/01/2050 (e) (w) (z)	2,630	2,630
State of Nevada, Department of Business & Industry, Republic Services, Inc. Project, Rev., AMT, 0.25%, 12/01/2026 (e) (z)	665	665

		74,798

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Rev., 4.13%, 01/20/2034	981	1,181
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	2,127
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	311
Rev., 4.00%, 01/01/2027	250	293
Rev., 4.00%, 01/01/2028	290	338
Rev., 4.00%, 01/01/2029	300	347
Rev., 4.00%, 01/01/2030	280	322
Rev., 4.00%, 01/01/2031	290	331
New Hampshire Business Finance Authority, Waste Management, Series A2, Rev., AMT, 0.20%, 09/01/2021 (z)	3,710	3,710

		8,960

New Jersey — 3.6%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	123
Series A, GO, AGM, 5.00%, 10/01/2028	750	943
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	933

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	852
Rev., BAM, 4.00%, 07/01/2051	1,000	1,169
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	193
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,210
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	3,112
Series AAA, Rev., 5.50%, 06/15/2028	5,000	6,218
Series B, Rev., 5.00%, 11/01/2023	75	83
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,814
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,280
Series C, Rev., AMT, 1.15%, 06/01/2023	1,550	1,570
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	2,000	2,114
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	280
New Jersey Economic Development Authority, Municipal Rehabilitation, Series A, Rev., 5.25%, 04/01/2027 (z)	5,000	6,188
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,593
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,190
New Jersey Economic Development Authority, School Facilities, Series GG, Rev., 5.00%, 09/01/2021	3,000	3,009
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031	1,190	1,275
Series GGG, Rev., 5.25%, 09/01/2026 (e)	3,000	3,657
New Jersey Economic Development Authority, School Facilities Construction Sifma, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 1.63%, 03/01/2028 (aa)	10,000	10,159
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	598
Series QQQ, Rev., 4.00%, 06/15/2035	500	597
Series QQQ, Rev., 5.00%, 06/15/2026	555	668
Series QQQ, Rev., 5.00%, 06/15/2027	410	506
Series QQQ, Rev., 5.00%, 06/15/2028	400	504
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	13,186
Series B, Rev., 5.00%, 06/15/2028	8,635	10,870

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,328
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2022	1,710	1,793
Series B, Rev., 5.00%, 07/01/2024	3,505	4,003
Series I, Rev., 5.00%, 07/01/2024	1,290	1,474
Series I, Rev., 5.00%, 07/01/2036	1,015	1,259
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,954
New Jersey Health Care Facilities Financing Authority, Princeton Health Care, Rev., 5.00%, 07/01/2025	1,320	1,556
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	653
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,652
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,857
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,833
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	344
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	238
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,289
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	3,045	3,383
New Jersey Housing & Mortgage Finance Agency, Pilgrim Baptist Village, Rev., HUD, 1.50%, 09/01/2022 (z)	165	165
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 12/15/2028	300	382
Series A, Rev., 5.00%, 06/15/2030	3,000	3,890
Series AA, Rev., 4.00%, 06/15/2040	3,750	4,429
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,870
Series AA, Rev., 5.00%, 06/15/2045	660	832
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	3,250	2,193
New Jersey Transportation Trust Fund Authority, Transportation System Bond, Rev., 4.00%, 12/15/2039	2,000	2,329
New Jersey Transportation Trust Fund Authority,Transportation System Bond,
Rev., 5.00%, 12/15/2028	1,000	1,272
Rev., 5.00%, 12/15/2031	1,560	1,991
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,201
Series A, Rev., 5.00%, 01/01/2030 (p)	1,000	1,049

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Series E, Rev., 5.00%, 01/01/2027	1,000	1,231
Princeton, GO, 2.00%, 12/15/2023	1,735	1,809
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,964
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	572
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,196
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,195
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	648
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,559
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,737
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,457
Series A, GO, 4.00%, 06/01/2031	8,340	10,385
Series A, GO, 5.00%, 06/01/2028	4,245	5,392
Series A, GO, 5.00%, 06/01/2029	15,000	19,424
Tender Option Bond Trust Receipts/Certificates, Series 2019-XG0258, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.06%, 07/07/2021 (e) (z)	13,300	13,300
Tender Option Bond Trust Receipts/Certificates, Floaters,
Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 07/01/2026 (e) (z)	4,720	4,720
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.06%, 07/07/2021 (e) (z)	9,500	9,500
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2022	2,055	2,144

		208,346

New Mexico — 0.5%
Albuquerque Municipal School District No. 12,
Series A, GO, 5.00%, 08/01/2024	250	286
Series B, GO, 5.00%, 08/01/2024	330	377
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	4,635	4,715
New Mexico Finance Authority,Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,138
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,365
Rev., 5.00%, 06/01/2032	1,000	1,288
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	305	349

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Mortgage Finance Authority,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,240	2,459
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,360	3,668
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	6,260	6,899
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2022	95	98
Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,925	4,564
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,756

		28,962

New York — 11.5%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,360
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	3,238
Rev., AGM, 5.00%, 04/01/2026	500	601
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	376
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	106
Rev., 4.00%, 06/15/2024	70	77
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,271
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	783
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,304
Series A, GO, 5.00%, 09/01/2027	1,500	1,817
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	404
Series A1, GO, 4.00%, 08/01/2034	3,000	3,672
Series A1, GO, 5.00%, 08/01/2026	2,000	2,439
Series A1, GO, 5.00%, 08/01/2029	2,900	3,791
Series A1, GO, 5.00%, 08/01/2041	3,000	3,796
Series A, GO, 5.00%, 08/01/2028	100	125
Series C1, GO, 4.00%, 08/01/2022	1,800	1,875
Series C, GO, 5.00%, 08/01/2022	60	63
Series C, GO, 5.00%, 08/01/2027	1,870	2,342
Series D1, GO, 5.00%, 12/01/2024	150	174
Series D1, GO, 5.00%, 12/01/2031	1,380	1,762
Series D1, GO, 5.00%, 12/01/2036	11,955	15,089
Series D1, GO, 5.00%, 12/01/2044	2,560	3,187

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series D, GO, 5.00%, 08/01/2023	1,000	1,100
Series E, GO, 5.00%, 08/01/2028	1,625	2,083
Series F1, GO, 5.00%, 04/01/2037	2,730	3,381
Series F1, GO, 5.00%, 04/01/2039	5,000	6,170
Series F1, GO, 5.00%, 03/01/2043	1,000	1,293
Series J3, GO, AGM, 0.19%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	2,320	2,544
City of New York NY, Series C4, GO, AGC, 0.19%, 10/01/2027 (z)	2,000	2,000
City of New York Prerefunded, Series F1, GO, 5.00%, 03/01/2037 (p)	745	804
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 0.16%, 07/01/2021 (z)	1,400	1,400
Series 3, GO, VRDO, 0.16%, 07/07/2021 (z)	1,065	1,065
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	1,755	2,140
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	1,455	1,700
City of New York, Fiscal 2020,
Series B1, GO, 4.00%, 10/01/2023	990	1,074
Series B1, GO, 5.00%, 10/01/2038	5,000	6,390
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	544
Series C, GO, 5.00%, 08/01/2033	2,000	2,635
Series C, GO, 5.00%, 08/01/2035	4,740	6,204
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	562
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,772
Series C, GO, 5.00%, 10/01/2025	1,005	1,190
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,479
Geneva Development Corp., Hobart & William Smith College, Rev., 5.00%, 09/01/2032 (p)	530	560
Hudson Yards Infrastructure Corp.,
Rev., 4.00%, 02/15/2044	9,335	10,493
Series A, Rev., 5.00%, 02/15/2026	1,050	1,258
Series A, Rev., 5.00%, 02/15/2045	2,210	2,642
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,538
Series A, Rev., 5.00%, 09/01/2037	1,250	1,641
Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.75%), 0.81%, 05/01/2033 (aa)	5,000	5,017
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,711
Long Island Power Authority, Unrefunded, Series A, Rev., 5.00%, 09/01/2042	500	527
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 0.58%, 11/01/2032 (aa)	1,770	1,782

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 0.83%, 11/01/2032 (aa)	430	438
Series A, Rev., BAN, 4.00%, 02/01/2022	4,645	4,745
Series B1, Rev., BAN, 5.00%, 05/15/2022	4,000	4,166
Series B, Rev., 5.00%, 11/15/2024	1,095	1,258
Series B, Rev., 5.00%, 11/15/2025	540	641
Series B, Rev., AMBAC, 5.25%, 11/15/2024	500	581
Series C, Rev., 5.00%, 11/15/2022	1,000	1,063
Series C, Rev., 5.00%, 11/15/2047 (p)	4,375	4,666
Series D1, Rev., BAN, 5.00%, 09/01/2022	3,000	3,164
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,111
Series D, Rev., 5.00%, 11/15/2027	1,200	1,459
Series D, Rev., 5.00%, 11/15/2038	600	653
Series F, Rev., 5.00%, 11/15/2022	135	144
Series F, Rev., BAN, 5.00%, 11/15/2022	3,375	3,592
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	3,639
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	1,575	1,690
Series A2, Rev., 5.00%, 11/15/2024	1,815	2,085
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,319
Series B, Rev., 5.00%, 11/15/2021	125	127
Series B, Rev., 5.00%, 11/15/2023	100	111
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,187
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,355
Series C1, Rev., 5.00%, 11/15/2024	340	391
Series C1, Rev., 5.00%, 11/15/2027	1,115	1,394
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,539
Series D3, Rev., 4.00%, 11/15/2049	2,000	2,323
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	11,944
Metropolitan Transportation Authority, Refunding, Transportation Subordinated, Series C1, Rev., 5.00%, 11/15/2025	1,055	1,252
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,879
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,096
Series C1, Rev., 5.00%, 11/15/2026	305	361
Series C2, Rev., BAN, 5.00%, 09/01/2021	3,000	3,023
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	2,102
Metropolitan Transportation Authority, Transportation, Green Bonds, Series B, Rev., 5.00%, 11/15/2022	605	643
Metropolitan Transportation Authority, Unrefunded Balance, Transportation, Series A, Rev., 5.00%, 11/15/2041 (p)	4,000	4,072

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	638
Rev., 5.00%, 12/01/2027	1,000	1,241
Rev., 5.00%, 12/01/2028	1,700	2,153
Rev., 5.00%, 12/01/2029	1,900	2,448
Nassau County Interim Finance Authority, Taxable, Series B, Rev., 1.28%, 11/15/2028	3,000	2,941
New York City Health and Hospitals Corp.,
Series A, Rev., 4.00%, 02/15/2025	1,250	1,408
Series A, Rev., 5.00%, 02/15/2024	270	303
Series A, Rev., 5.00%, 02/15/2025	2,225	2,587
Series A, Rev., 5.00%, 02/15/2026	6,055	7,274
Series A, Rev., 5.00%, 02/15/2027	5,360	6,624
Series A, Rev., 5.00%, 02/15/2028	3,760	4,763
Series A, Rev., 5.00%, 02/15/2029	2,485	3,215
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	9,490	9,503
Series C2, Rev., 0.23%, 05/01/2050 (z)	385	385
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,790
Series C3-A, Rev., 0.20%, 05/01/2022	325	325
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	1,003
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Rev., 1.75%, 05/01/2059 (z)	1,000	1,006
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,235
Series A, Rev., AGM, 5.00%, 01/01/2025	250	290
Series A, Rev., AGM, 5.00%, 01/01/2027	625	768
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,287
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,967
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	10,331
Rev., AGM, 5.00%, 03/01/2028	1,250	1,561
Rev., AGM, 5.00%, 03/01/2029	1,500	1,911
Rev., AGM, 5.00%, 03/01/2030	3,900	5,057
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	20,786
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	676
New York City Transitional Finance Authority Building Aid Revenue, Subordinate, Series S1, Rev., 5.00%, 07/15/2043	1,505	1,770
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,292

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 08/01/2029	5,000	6,559
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, Rev., 5.00%, 05/01/2022	65	68
Series D, Rev., 5.00%, 11/01/2024	1,985	2,292
Series E1, Rev., 3.00%, 02/01/2028	730	833
Series E1, Rev., 5.00%, 02/01/2023	135	145
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	8,560
Rev., 5.00%, 11/01/2021	920	935
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,417
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,501
Series A3, Rev., 4.00%, 05/01/2041	11,000	12,997
Series C1, Rev., 5.00%, 11/01/2021	1,970	2,002
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,830
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured,
Rev., 3.75%, 11/01/2025	8,000	8,540
Series A1, Rev., 5.00%, 08/01/2021 (p)	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,342
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,358
Series A3, Rev., 5.00%, 08/01/2040	1,720	2,131
Series C1, Rev., 5.00%, 05/01/2024	1,000	1,133
New York City Transitional Finance Authority Future Tax Secured, Future Tax Secured Subordinated Fiscal, Series 1, Rev., 5.00%, 11/01/2026	3,345	4,116
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	462
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2024	2,755	3,181
Series I, Rev., 5.00%, 05/01/2027	345	375
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	658
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	2,850	3,746
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,588
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,341
Series GG, Rev., 5.00%, 06/15/2039	2,660	3,094
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	880	1,073
Rev., 5.00%, 06/15/2029	870	1,144
Rev., 5.00%, 06/15/2047	14,655	15,891

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series CC1, Rev., 5.00%, 06/15/2048	2,730	3,321
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,917
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,844
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,490
Series DD, Rev., 5.00%, 06/15/2047	6,550	7,987
Series FF, Rev., 5.00%, 06/15/2045	500	523
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.01%, 07/01/2021 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,414
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	640
New York Liberty Development Corp., World Trade Center Project,
Rev., 5.75%, 11/15/2051	10,165	10,361
Series 1, Rev., 5.00%, 11/15/2044 (e)	1,700	1,882
New York State Dormitory Authority,
Series A, Rev., 5.00%, 03/15/2024	100	113
Series A, Rev., 5.00%, 03/15/2029	3,000	3,900
Series A, Rev., 5.00%, 03/15/2034	2,000	2,436
Series A, Rev., 5.00%, 03/15/2040	1,000	1,262
Series D, Rev., 4.00%, 02/15/2037	2,000	2,391
New York State Dormitory Authority, Conrell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,378
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	121
New York State Dormitory Authority, General Purpose, Unrefunded, Series A, Rev., 5.00%, 02/15/2022	250	258
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024	2,000	2,254
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,652
Series A, Rev., 5.00%, 03/15/2036	2,015	2,570
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	6,361
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,380
Series A, Rev., 5.00%, 08/01/2026	900	1,082
Series A, Rev., 5.00%, 08/01/2031	1,010	1,254
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	713
New York State Dormitory Authority, Rockefeller University, Series A, Rev., 5.00%, 07/01/2038	1,000	1,046

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,737
New York State Dormitory Authority, St Johns University, Series A, Rev., 4.00%, 07/01/2048	1,000	1,198
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	157
New York State Dormitory Authority, State University New York Dormitory Facilities, Series B, Rev., 5.00%, 07/01/2031	1,365	1,600
New York State Environmental Facilities Corp., Series B, Rev., 5.00%, 06/15/2023	1,000	1,094
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	3,268
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	264
New York State Housing Finance Agency, Sustainability Bonds,
SONYMA, Rev., 0.65%, 11/01/2056 (z)	1,380	1,380
Series K, SONYMA, Rev., 0.70%, 11/01/2024	1,085	1,089
Series P, Rev., 1.55%, 11/01/2023	300	302
New York State Thruway Authority,
Series K, Rev., 5.00%, 01/01/2022	105	107
Series L, Rev., 5.00%, 01/01/2024	75	84
New York State Thruway Authority, General Revenue, Series I, Rev., 5.00%, 01/01/2032 (p)	2,050	2,100
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	4,120	4,848
New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2024	100	101
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2049	1,300	1,531
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,411
Rev., 4.00%, 03/15/2041	5,000	5,966
Rev., 5.00%, 03/15/2030	500	663
Series C3, Rev., 5.00%, 03/15/2038	1,685	2,085
New York State Urban Development Corp., State Personal Income Tax,
Rev., 5.00%, 03/15/2028	1,250	1,590
Rev., 5.00%, 03/15/2034	3,000	3,358
Series A, Rev., 5.00%, 03/15/2024	8,000	9,019
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	6,223

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series B, Rev., 3.54%, 03/15/2028	7,000	7,881
New York State Urban Development Corp., State Personal Income Taxes Facilities, Rev., NATL, 5.50%, 03/15/2024	6,000	6,845
New York Transportation Development Corp., American Airlines, Inc., Rev., AMT, 2.25%, 08/01/2026	945	969
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia, Rev., AMT, 5.00%, 10/01/2035	10,000	12,961
New York Transportation Development Corp., Laguardia Airport Terminal B, Rev., AMT, 5.25%, 01/01/2050	2,000	2,263
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	722
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	357
Rev., AMT, 4.00%, 12/01/2039	300	356
Rev., AMT, 4.00%, 12/01/2040	1,475	1,747
Rev., AMT, 4.00%, 12/01/2041	300	354
Rev., AMT, 4.00%, 12/01/2042	300	353
Rev., 5.00%, 12/01/2024	200	231
Rev., 5.00%, 12/01/2025	200	238
Rev., 5.00%, 12/01/2026	200	246
Rev., 5.00%, 12/01/2027	200	251
Rev., 5.00%, 12/01/2028	200	257
Rev., 5.00%, 12/01/2037	250	326
Rev., 5.00%, 12/01/2038	250	326
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	6,201
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,336
Series 226, Rev., AMT, 5.00%, 10/15/2031 (w)	2,500	3,346
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,631
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	2,116
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,952
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,405
Series 222, Rev., 4.00%, 07/15/2036	10,250	12,397
Series 222, Rev., 5.00%, 07/15/2034	5,000	6,588
Tender Option Bond Trust Receipts/Certificates, Series 2020-ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 0.06%, 07/07/2021 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A1, Rev., 5.00%, 05/15/2051	7,175	9,358
Series A, Rev., BAN, 5.00%, 11/01/2025	3,165	3,774
Series A, Rev., 5.00%, 11/15/2038	1,000	1,062
Series A, Rev., 5.00%, 11/15/2041	1,975	2,333

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 11/15/2049	3,040	3,925
Series A2, Rev., 2.00%, 05/15/2045 (z)	8,250	8,855
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C1, Rev., 5.00%, 11/15/2025	2,960	3,538
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	54
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	899
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History, Series B1, Rev., (SIFMA Municipal Swap Index + 0.10%), 0.13%, 04/01/2044 (aa)	750	750
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	7,479
Utility Debt Securitization Authority, Restructuring,
Rev., 5.00%, 12/15/2025	175	195
Series TE, Rev., 5.00%, 12/15/2033	3,150	3,512
Westchester County Industrial Development Agency, Eg Mount Vernon Preservation, Rev., FNMA COLL, 0.30%, 12/01/2023 (z)	1,525	1,526
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	3,135	3,133

		660,266

North Carolina — 1.9%
Burlington Housing Authority, Thetford Portfolio, Rev., 0.30%, 11/01/2024 (z)	2,280	2,279
Charlotte-Mecklenburg Hospital Authority, Atrium Health,
Series B, Rev., 5.00%, 01/15/2048 (z)	1,000	1,031
Series B, Rev., 5.00%, 01/15/2050 (z)	6,870	7,955
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Rev., 5.00%, 01/15/2050 (z)	880	1,137
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	6,295
Rev., AMT, 5.00%, 07/01/2049	5,000	6,210
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 0.02%, 07/07/2021 (z)	2,800	2,800
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,633
City of Charlotte, Water & Sewer System Revenue,
Rev., 5.00%, 07/01/2026	3,190	3,901
Rev., 5.00%, 07/01/2027	1,000	1,259

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	3,460	3,456
County of Wake,
Rev., 5.00%, 03/01/2023	1,390	1,502
Series A, Rev., 5.00%, 08/01/2021	50	50
Series B, GO, 5.00%, 08/01/2023	1,400	1,541
County of Wake, Public Improvement, GO, 5.00%, 09/01/2021	110	111
Durham Housing Authority, Jj Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	1,920	1,917
Durham Housing Authority, Oakley Square Apartments Project, Series A, Rev., 0.30%, 05/01/2024 (z)	2,000	2,001
North Carolina Capital Facilities Finance Agency, Republic Services, Inc. Project, Rev., AMT, 0.19%, 06/01/2038 (z)	6,500	6,500
North Carolina Eastern Municipal Power Agency, Prerefunded, Series A, Rev., 6.00%, 01/01/2026 (p)	1,000	1,029
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	100	105
Series 44, Rev., 4.00%, 07/01/2050	410	461
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,680	1,704
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	3,850	4,202
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (w) (z)	825	825
North Carolina Medical Care Commission, Caromont Health, Series B, Rev., 5.00%, 02/01/2051 (z)	790	948
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	1,161
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	714
Series A, Rev., 4.00%, 10/01/2040	1,200	1,386
Series A, Rev., 4.00%, 10/01/2045	1,750	1,999
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	2,287
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	971
North Carolina Municipal Power Agency No. 1, Series B, Rev., 5.00%, 01/01/2027 (p)	1,000	1,024
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	4,130	4,620
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,975

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,259
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,518
Sanford Housing Authority, Matthews Garden Gilmore, Rev., HUD, 0.30%, 10/01/2023 (z)	3,750	3,753
State of North Carolina,
Series A, GO, 5.00%, 06/01/2022	1,440	1,505
Series A, GO, 5.00%, 06/01/2026	3,000	3,659
State of North Carolina, Build Nc Programs,
Series B, Rev., 5.00%, 05/01/2026	2,255	2,735
Series B, Rev., 5.00%, 05/01/2027	2,750	3,434
State of North Carolina, Public Improvement, Series A, GO, 5.00%, 06/01/2024	1,005	1,144
University of North Carolina at Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.40%), 0.46%, 12/01/2041 (aa)	3,000	3,007
University of North Carolina at Chapel Hill Hospital, Rev., 5.00%, 02/01/2045	5,140	7,793
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,785

		110,581

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,628
City of West Fargo,
Series A, GO, 2.00%, 05/01/2022	500	507
Series A, GO, 2.00%, 05/01/2023	525	542
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,365	2,580
Series C, Rev., 4.00%, 01/01/2050	985	1,117
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	560	615
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	6,535	7,220
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	351

		16,560

Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,894
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	597
Rev., 4.00%, 11/15/2035	1,000	1,192
Rev., 4.00%, 11/15/2038	750	887
American Municipal Power, Inc., Series A, Rev., 5.25%, 02/15/2033 (p)	2,430	2,507

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	5,000	5,841
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Series A3, Rev., 6.25%, 06/01/2037 (p)	2,820	2,977
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,583
City of Cincinnati, Water System Revenue, Series A, Rev., 5.00%, 12/01/2036 (p)	2,500	2,551
City of Cleveland, Airport System Revenue, Series A, Rev., AGM, 5.00%, 01/01/2031 (p)	1,000	1,024
City of Columbus,
Series 1, GO, 5.00%, 07/01/2026 (p)	1,000	1,096
Series A, GO, 5.00%, 04/01/2032	2,200	2,957
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	360
County of Allen Hospital Facilities Revenue, Catholic Health Partners, Series A, Rev., 5.00%, 05/01/2042 (p)	1,465	1,524
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	63
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	4,290
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	6,035	6,822
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,935
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	632
Rev., 4.00%, 08/01/2041	1,200	1,427
Dayton Metro Library, Library Improvement, Series A, GO, 5.00%, 12/01/2038 (p)	145	148
Hamilton City School District, Various Purpose,
GO, 3.50%, 12/01/2031 (p)	1,000	1,108
GO, 5.00%, 12/01/2034 (p)	1,500	1,740
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,759
Miami University, Series A, Rev., 5.00%, 09/01/2031	600	820
Northeast Ohio Medical University, Series A, Rev., 4.00%, 12/01/2035	250	293
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,306
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	1,106

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, University Of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,446
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,385	1,541
Ohio Housing Finance Agency, Chevybrook Estates Apartments Project, Rev., 0.35%, 03/01/2024 (z)	410	410
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	620
Ohio Housing Finance Agency, Pinzone Tower Apartments Project, Rev., HUD, 0.28%, 12/01/2023 (z)	1,330	1,329
Ohio Housing Finance Agency, The Arts Apartments Project, Series A, Rev., HUD, 0.35%, 12/01/2023 (z)	2,750	2,754
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project, Rev., 5.00%, 02/15/2025	455	489
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	652
Series A, Rev., 5.00%, 12/01/2035	1,000	1,354
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series B, Rev., 5.00%, 06/01/2024	1,000	1,138
Series B, Rev., 5.00%, 06/01/2025	1,300	1,533
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	169
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 0.02%, 07/07/2021 (z)	3,500	3,500
State of Ohio,
Series A, GO, 5.00%, 08/01/2021	1,500	1,506
Series A, GO, 5.00%, 09/15/2022	95	101
Series A, GO, 5.00%, 12/15/2022	75	80
Series A, GO, 5.00%, 02/01/2024	2,000	2,245
Series A, GO, 5.00%, 09/01/2024	1,500	1,722
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,609
State of Ohio, Cleveland Clinic Health System, Series A, Rev., 5.00%, 01/01/2027	940	1,163
State of Ohio, Common School, Series A, GO, 5.00%, 06/15/2022	825	863
State of Ohio, Common Shares, Series C, GO, 4.00%, 09/15/2022	5,000	5,233
State of Ohio, Conservation Project,
Series B, GO, 4.00%, 03/01/2022	1,145	1,175
Series B, GO, 4.00%, 03/01/2023	1,000	1,064
State of Ohio, Conservation Projects, Series A, GO, 2.00%, 03/01/2022	135	137
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	959
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,297

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2025	320	376
Series A, GO, 5.00%, 05/01/2026	1,000	1,213
Series A, GO, 5.00%, 05/01/2032	10,000	12,418
Series C, GO, 5.00%, 08/01/2028	5,500	7,082
State of Ohio, Mental Health Facilities Improvement,
Series A, Rev., 5.00%, 02/01/2024	1,045	1,172
Series A, Rev., 5.00%, 02/01/2025	1,000	1,164
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	195
State of Ohio, Portsmouth Bypass Project P3, Rev., AMT, 5.00%, 06/30/2022	160	167
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,515
Rev., 4.00%, 11/15/2041	1,450	1,658
Rev., 5.00%, 11/15/2028	680	860
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,167
Tender Option Bond Trust Receipts/Certificates, Series 2020, Rev., LIQ: Bank of America NA, 0.00%, 08/01/2037 (e) (z)	9,560	9,560
Toledo City School District, School Facilities Improvement,
GO, 5.00%, 12/01/2030 (p)	1,125	1,255
Series B, GO, 5.00%, 12/01/2024 (p)	2,920	3,120

		136,450

Oklahoma — 0.1%
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,108
Oklahoma Housing Finance Agency, Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2050	1,990	2,194
Oklahoma Turnpike Authority, Second, Series C, Rev., 5.00%, 01/01/2031 (p)	3,000	3,074

		6,376

Oregon — 1.0%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 4.00%, 03/01/2033	3,850	4,776
City of Portland Water System Revenue, Second Lien, Series A, Rev., 5.00%, 05/01/2033	1,825	2,386
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,306
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,574
Multnomah County School District No. 1 Portland,
GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,373
Series B, GO, SCH BD GTY, 5.00%, 06/15/2022	10,000	10,466

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	208
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	85
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	2,016
Series 27A, Rev., AMT, 5.00%, 07/01/2036	2,000	2,554
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,280
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	109
State of Oregon, Series N, GO, 5.00%, 12/01/2023	2,070	2,112
State of Oregon Department of Transportation, Series A, Rev., 5.00%, 11/15/2025 (p)	2,000	2,133
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	11,905
State of Oregon Housing & Community Services Department, The Sunsan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	3,695	3,695
State of Oregon Housing & Community Services Department, Westwind Apartments Project, Rev., HUD, 0.25%, 03/01/2024 (z)	360	360
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	121
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,674
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,219
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	2,000	2,002

		55,354

Pennsylvania — 4.6%
Allegheny County Airport Authority, Pittsburgh International Airport, Series B, Rev., 4.00%, 01/01/2030 (p)	670	683
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,239
Series A, Rev., 5.00%, 04/01/2047	3,000	3,631
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,622
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,082

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,607
Series A, Rev., 5.00%, 07/15/2027	765	953
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	492
Series B, Rev., 4.00%, 06/01/2036	675	827
Series B, Rev., 5.00%, 06/01/2030	500	651
Series B, Rev., 5.00%, 06/01/2032	550	738
Series B, Rev., 5.00%, 06/01/2033	600	800
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	280	354
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,547
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	1,467
Rev., 5.00%, 11/01/2047	3,155	3,394
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	104
Capital Region Water Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,269
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,138
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	2,220
Series A, GO, 5.00%, 08/01/2030	4,000	4,697
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	6,158
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,726
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	12,641
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,720
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046 (w)	1,000	1,177
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,652
City of Pittsburgh,
GO, 5.00%, 09/01/2030	500	623
Series B, GO, 5.00%, 09/01/2025 (p)	3,000	3,169
Series B, GO, 5.00%, 09/01/2026 (p)	1,000	1,057
Commonwealth Financing Authority, Series B, Rev., 5.00%, 06/01/2027 (p)	500	522
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,601
Series 1, GO, 4.00%, 03/01/2035	3,650	4,269
Series 1, GO, 4.00%, 03/15/2035	2,000	2,238
Series 1, GO, 5.00%, 11/15/2026 (p)	1,000	1,018

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,826
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	245
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,190
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	167
GO, 5.00%, 11/15/2034 (p)	140	156
Delaware River Joint Toll Bridge Commission, Series A, Rev., 5.00%, 07/01/2025 (p)	1,020	1,069
Delaware River Port Authority,
Rev., 5.00%, 01/01/2030	2,500	2,794
Rev., 5.00%, 01/01/2037	3,000	3,329
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	6,506
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 0.84%, 06/01/2037 (aa)	500	482
DuBois Hospital Authority, Penn Highlands Healthcare,
Rev., 4.00%, 07/15/2045	1,400	1,572
Rev., 5.00%, 07/15/2043	3,410	4,057
Emmaus General Authority, Rev., VRDO, AGM, 0.03%, 07/07/2021 (z)	4,710	4,710
Geisinger Authority, Geisinger Health System, Series C, Rev., 5.00%, 04/01/2043 (z)	2,630	3,402
Health Care Facilities Authority of Sayre, Guthrie Health, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.78%), 0.87%, 12/01/2024 (aa)	1,665	1,668
Lancaster County Hospital Authority, Health Facilities St. Annes, Rev., 5.00%, 04/01/2033	1,830	1,863
Lehigh County Industrial Development Authority, Electricity Utilities Corp., Rev., 1.80%, 09/01/2029 (z)	2,000	2,034
Lycoming County Authority, Pennsylvania College Technology, Rev., 5.00%, 05/01/2026 (p)	2,000	2,080
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,866
Montgomery County Industrial Development Authority, Retirement,
Rev., 5.00%, 11/15/2025 (p)	1,500	1,563
Rev., 5.00%, 11/15/2028 (p)	1,600	1,668
Montgomery County Industrial Development Authority, Retirement Life Cmntys,
Rev., 5.00%, 11/15/2033	1,500	1,782
Series C, Rev., 5.00%, 11/15/2045	2,585	3,129
New Castle Sanitation Authority,
Series A, Rev., AGM, 3.00%, 06/01/2029	500	555
Series A, Rev., AGM, 3.00%, 06/01/2030	500	551
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,795

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority,
Rev., AMT, 5.00%, 06/30/2022	1,000	1,045
Series A, Rev., 5.00%, 11/15/2023	1,665	1,851
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	540
Pennsylvania Economic Development Financing Authority, Philadelphia Bioslides Facility,
Rev., 4.00%, 01/01/2028	1,590	1,837
Rev., 4.00%, 01/01/2029	450	525
Rev., 4.00%, 01/01/2031	800	944
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 0.08%, 07/07/2021 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, PSEG, Rev., VRDO, LOC: TD Bank NA, 0.03%, 07/07/2021 (z)	6,000	6,000
Pennsylvania Economic Development Financing Authority, Republic Services, Series B, Rev., 0.15%, 12/01/2030 (w) (z)	250	250
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Series B1, Rev., AMT, 0.18%, 04/01/2049 (z)	3,630	3,630
Pennsylvania Economic Development Financing Authority, Upmc, Series A1, Rev., 4.00%, 04/15/2045	5,440	6,381
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 0.43%, 06/01/2041 (aa)	805	805
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	5,191
Pennsylvania Higher Education Assistance Agency,
Series A, Rev., AMT, 2.63%, 06/01/2042	895	899
Series A, Rev., AMT, 5.00%, 06/01/2026	95	113
Pennsylvania Higher Educational Facilities Authority, Temple University,
Rev., 5.00%, 04/01/2035 (p)	5,000	5,182
Rev., 5.00%, 04/01/2042 (p)	3,025	3,135
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania, Rev., 5.00%, 08/15/2036	1,935	2,588
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,354
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,600	3,918
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	2,125	2,123

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Social Bonds, Series 135A, Rev., 3.00%, 10/01/2051	1,145	1,242
Pennsylvania Housing Finance Agencyl, Social Bonds,
Series 134B, Rev., AMT, 5.00%, 04/01/2022	1,000	1,035
Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,059
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,263
Series A1, Rev., 5.00%, 12/01/2031	250	313
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,246
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,192
Series A2, Rev., 5.00%, 12/01/2024	100	116
Series A2, Rev., 5.00%, 12/01/2025	1,300	1,557
Series A, Rev., 5.00%, 12/01/2044	2,000	2,552
Series A, Rev., AGM, 5.25%, 07/15/2028	300	390
Series A, Rev., 5.25%, 12/01/2044	2,500	3,225
Series B, Rev., 5.00%, 12/01/2022 (w)	400	427
Series B, Rev., 5.00%, 12/01/2026	400	493
Series B, Rev., 5.00%, 12/01/2027	900	1,137
Series B, Rev., 5.00%, 12/01/2028	700	905
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,209
Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2042 (p)	2,000	2,137
Pennsylvania Turnpike Commission, Subordinate, Series A, Rev., 4.00%, 12/01/2043	2,135	2,540
Pennsylvania Turnpike Commission, Subordinated,
Series A, Rev., 5.00%, 12/01/2036	2,775	3,360
Series B, Rev., 5.25%, 12/01/2031 (p)	1,000	1,021
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,566
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	1,065
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,346
Series A, Rev., 5.00%, 09/01/2035	1,105	1,333
Series A, Rev., 5.00%, 09/01/2047	1,000	1,187
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,883
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	610
Series B, Rev., AGM, 4.00%, 09/01/2038	500	605
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,680
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 0.68%, 09/01/2040 (aa)	4,275	4,314

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	1,750	2,357
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,190
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,776
Rev., AGM, 5.00%, 02/01/2028	2,590	3,278
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,096
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,193
Rev., BAM, 4.00%, 03/01/2030	640	756
Rev., BAM, 4.00%, 03/01/2031	500	590
Rev., BAM, 5.00%, 03/01/2027	715	870
Rev., BAM, 5.00%, 03/01/2028	755	940
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	261
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	4,239
State Public School Building Authority, School District of Philadelphia,
Rev., 5.00%, 04/01/2024 (p)	2,000	2,073
Rev., 5.00%, 04/01/2030 (p)	3,000	3,109
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	649
Series A, Rev., 4.00%, 07/01/2026	1,250	1,442
Series A, Rev., 5.00%, 07/01/2028	1,400	1,765

		264,048

Puerto Rico — 0.3%
Puerto Rico Electric Power Authority,
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	552
Series TT, Rev., 5.00%, 07/01/2020 (d)	270	262
Series TT, Rev., 5.00%, 07/01/2037 (d)	930	902
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	450
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	520	502
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	486
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., Zero Coupon, 07/01/2031	2,825	2,277
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,095	1,244
Series A2, Rev., 4.33%, 07/01/2040	7,950	8,910

		15,585

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	500
Series 73A, Rev., 1.10%, 04/01/2027	300	300
Series 73A, Rev., 1.65%, 10/01/2029	715	725
Series 73A, Rev., 3.00%, 10/01/2050	1,490	1,623
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	471

		3,619

South Carolina — 1.1%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	297
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	935	934
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,163
Rev., 4.00%, 11/01/2031	1,000	1,159
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	44
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,185
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,214
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,862
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	7,004
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,201
Series A, Rev., 4.00%, 12/01/2034	2,000	2,397
Series A, Rev., 5.00%, 12/01/2024	500	577
Series A, Rev., 5.00%, 12/01/2028	1,700	1,977
Series A, Rev., 5.00%, 12/01/2031	4,500	5,953
Series A, Rev., 5.00%, 12/01/2032	1,000	1,317
Series A, Rev., 5.00%, 12/01/2050	5,000	5,762
Series B, Rev., 5.00%, 12/01/2041	1,000	1,204
Series C, Rev., 5.00%, 12/01/2021	500	510
South Carolina Public Service Authority, Santee Cooper, Series A, Rev., 5.75%, 12/01/2043 (p)	4,445	5,033
South Carolina Public Service Authority, Santee Cooper Project,
Series C, Rev., 5.00%, 12/01/2036	715	728
Series D, Rev., 5.00%, 12/01/2043 (p)	3,125	3,264
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 4.00%, 07/01/2050	3,245	3,666
Series B, Rev., 3.25%, 01/01/2052	8,140	8,955

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Transportation Infrastructure Bank, Series 2003B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.45%), 0.51%, 10/01/2031 (aa)	7,000	7,003

		64,409

South Dakota — 0.0% (g)
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	286
Harrisburg School District No. 41-2, GO, 4.50%, 07/15/2036 (p)	1,000	1,023

		1,309

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	388
City of Knoxville, Wastewater System Revenue,
Series A, Rev., 5.00%, 04/01/2028	2,000	2,559
Series A, Rev., 5.00%, 04/01/2032	2,000	2,794
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,622
City of Memphis, Sanitary Sewerage System Revenue,
Series B, Rev., 5.00%, 10/01/2022	1,430	1,517
Series B, Rev., 5.00%, 10/01/2023	1,000	1,108
Series B, Rev., 5.00%, 10/01/2027	1,000	1,262
County of Coffee, GO, 5.00%, 06/01/2026	250	303
Greeneville Health & Educational Facilities Board, People Road Portfolio Project, Rev., 1.45%, 12/01/2022 (z)	1,115	1,121
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	3,875	3,881
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	320
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	335
Rev., AMT, 5.00%, 07/01/2043	2,055	2,499
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	3,215
Metropolitan Government of Nashville & Davidson County, Electric Revenue, Series A, Rev., 5.00%, 05/15/2030	1,000	1,335
Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.00%, 01/01/2025 (p)	1,400	1,501
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025	560	613

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Nashville Airport Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2054	1,000	1,256
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	12,500	14,997
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	3,250	3,679
Rev., 5.00%, 05/01/2052 (z)	14,595	19,339
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,726
Tennessee Housing Development Agency, Residental Financial Program, Rev., 3.00%, 07/01/2051	460	505
Tennessee Housing Development Agency, Residential Finance Program Bonds, Rev., 4.00%, 01/01/2048	2,800	3,142

		72,017

Texas — 10.2%
Abilene Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2024 (p)	2,800	3,019
Alamito Public Facility Corp., Hacep Rad Convertible Program Cramer, Rev., 0.25%, 11/01/2021	10,000	9,999
Angleton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2022	2,880	2,948
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,252
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	222
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	506
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	307
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	523
Series A, Rev., PSF-GTD, 4.00%, 08/15/2036	500	622
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	747
Austin Affordable Public Facility Corp., Inc., Bridge at Turtle Creek, Rev., 0.42%, 12/01/2040 (z)	6,000	6,009
Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2028	1,000	1,288
Balmorhea Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2050	2,500	2,664
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	4,370	5,684
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,290

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	2,000	2,685
Series E, Rev., 5.00%, 08/15/2027	1,000	1,258
Board of Regents of the University of Texas System, Green Bond, Series B, Rev., 2.50%, 08/15/2036 (z)	5,000	5,000
Boerne Public Facilities Corp., Liv At Boerne Senior Apartments, Rev., 2.75%, 11/01/2022 (z)	100	101
Boerne School District, School Building, GO, PSF-GTD, 5.00%, 02/01/2043 (p)	1,800	1,851
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	2,028
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	6,000	6,181
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	3,103
GO, PSF-GTD, 5.00%, 02/15/2028	2,500	3,183
GO, PSF-GTD, 5.00%, 02/15/2029	3,000	3,908
GO, PSF-GTD, 5.00%, 02/15/2030	3,000	3,882
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	9,205	9,220
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	935	1,008
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	955
Series B, Rev., 4.00%, 01/01/2051	1,250	1,462
Series B, Rev., 5.00%, 01/01/2046	1,500	1,916
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	706
Series B, Rev., 4.00%, 01/01/2040	500	588
Series B, Rev., 5.00%, 01/01/2024	230	256
Series B, Rev., 5.00%, 01/01/2045	3,595	4,502
Series E, Rev., 5.00%, 01/01/2045	2,665	3,337
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	5,398
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	3,000	3,217
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	7,045	7,428
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,337
GO, 5.00%, 09/01/2033	1,100	1,463
GO, 5.00%, 09/01/2034	1,750	2,320
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023 (w)	1,020	1,112
City of Austin, GO, 5.00%, 11/01/2021	1,520	1,545
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2025	3,000	3,560
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,292

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,362
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	4,112
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,948
Series B, Rev., 5.00%, 11/15/2038	1,340	1,732
Series B, Rev., 5.00%, 11/15/2044	2,000	2,564
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	825
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	8,504
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	1,380	1,380
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	9,115
Series C, Rev., 4.00%, 10/01/2040	1,000	1,217
Series C, Rev., 5.00%, 10/01/2029	1,125	1,485
Series C, Rev., 5.00%, 10/01/2032	3,450	4,615
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,066
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039 (w)	500	606
GO, AGM, 4.00%, 03/01/2041 (w)	680	820
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	309
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	4,213
Series A, Rev., AMT, 5.00%, 07/01/2023 (p)	10,000	10,469
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,138
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,265
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	3,232
Series B, Rev., 5.00%, 07/01/2027	1,995	2,493
City of Houston Combined Utility System Revenue, First Lien, Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.36%), 0.42%, 05/15/2034 (aa)	1,250	1,250
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	596
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	724
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	1,126
Series B, Rev., 5.00%, 07/01/2026	1,000	1,217
Series B, Rev., 5.00%, 07/01/2030	1,000	1,333
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,454
Series A, Rev., 5.00%, 11/15/2030	1,000	1,349
Series C, Rev., 5.00%, 11/15/2029	2,850	3,766
Series D, Rev., 5.00%, 11/15/2026 (p)	460	468

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	500	504
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,305
City of Lubbock Water & Wastewater System,
Series B, Rev., 5.00%, 02/15/2023	400	431
Series B, Rev., 5.00%, 02/15/2024	490	550
City of Mesquite, Waterworks & Sewer System Revenue, Rev., 4.00%, 03/01/2023 (w)	1,130	1,201
City of San Antonio, GO, 5.00%, 02/01/2022	550	565
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 5.00%, 02/01/2048 (p)	3,660	3,937
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,605
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	3,000	3,547
Series B, Rev., 2.00%, 02/01/2033 (z)	1,370	1,372
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien,
Rev., 5.00%, 02/01/2043 (p)	4,350	4,678
Series A, Rev., 5.00%, 02/01/2038	1,750	2,303
City of San Antonio, General Improvement, GO, 5.00%, 02/01/2023 (p)	1,240	1,275
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,261
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,244
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	81
Rev., PSF-GTD, 4.00%, 08/15/2024	115	127
Rev., PSF-GTD, 4.00%, 08/15/2025	145	165
College Station Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	2,285	2,617
Collin County, Community College District, GO, 4.00%, 08/15/2021	85	85
Conroe Independent School District,
Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	843
Series A, GO, PSF-GTD, 5.00%, 02/15/2026	2,450	2,947
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	12,334
GO, 5.00%, 06/15/2031	1,500	1,814
County of Bexar, Certificates Obligation,
Series A, GO, 4.00%, 06/15/2036 (p)	1,145	1,230
Series B, GO, 5.00%, 06/15/2043 (p)	1,000	1,094
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,717
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,896
Series A, GO, 5.00%, 10/01/2024	3,500	4,029
Series A, GO, 5.00%, 10/01/2026	2,390	2,937
Series A, GO, 5.00%, 10/01/2029	1,150	1,520

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris TX, GO, 5.00%, 10/01/2022	1,185	1,257
County of Harris, Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2022	1,000	1,064
County of Harris, Flood Control District, Series A, GO, 4.00%, 10/01/2036	2,800	3,416
County of Harris, Refunding Road, Series A, GO, 5.00%, 10/01/2029	1,090	1,295
County of Nueces, GO, 5.00%, 02/15/2029	460	596
County of Williams, GO, 5.00%, 02/15/2027	1,000	1,237
Crowley Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/01/2045 (p)	2,000	2,366
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046	5,000	5,875
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,306
Dallas Fort Worth International Airport,
Series B, Rev., 4.00%, 11/01/2034	1,395	1,720
Series B, Rev., AMT, 4.50%, 11/01/2045	1,000	1,048
Series E, Rev., 5.00%, 11/01/2023	1,000	1,063
Dallas Fort Worth International Airport, Joint Improvement,
Series D, Rev., AMT, 5.00%, 11/01/2038 (p)	210	213
Series D, Rev., AMT, 5.00%, 11/01/2042 (p)	11,550	11,733
Dallas Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2022	1,510	1,547
GO, PSF-GTD, 4.00%, 02/15/2023	540	573
Series A, GO, PSF-GTD, 5.00%, 08/15/2023	130	143
Series A, GO, PSF-GTD, 5.00%, 08/15/2034 (p)	1,000	1,146
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043	350	372
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,255
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2023	1,190	1,311
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	1,490	1,487
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	1,100	1,110
Frisco Independent School District, GO, PSF-GTD, 3.00%, 02/15/2022	1,625	1,654
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,439
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	4,000	4,310
Goose Creek Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	1,000	1,030
GO, PSF-GTD, 5.00%, 02/15/2026	900	1,083
Series A, GO, PSF-GTD, 5.00%, 02/15/2028	2,000	2,396

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	11,959
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	111
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	3,220	3,471
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	465
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	375	381
Harlingen Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2024	80	91
GO, PSF-GTD, 5.00%, 08/15/2026	105	128
Harris County Cultural Education Facilities Finance Corp., Baylor College, Rev., 5.00%, 11/15/2037 (p)	1,515	1,615
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, Rev., 5.00%, 12/01/2024	2,000	2,307
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,317
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	2,200	2,940
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,154
Harris County, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2021	100	102
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	115
Harris County-Houston Sports Authority, Prefunded, Senior Lien, Series A, Rev., AGM, 5.00%, 11/15/2022 (p)	650	693
Houston Community College System,
Series A, GO, 3.00%, 02/15/2022	300	306
Series A, GO, 4.00%, 02/15/2023	725	769
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	1,223
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,725	1,777
Houston Independent School District, Maintenance Tax Notes,
GO, 5.00%, 07/15/2021	1,500	1,503
GO, 5.00%, 07/15/2022	80	84
Humble Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2022	1,200	1,236

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,965
Katy Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2031 (p)	1,000	1,030
Klein Independent School District, GO, PSF-GTD, 5.00%, 08/01/2021	1,500	1,506
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	298
Lamar Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,315	1,632
Lewisville Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	1,000	1,147
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029 (p)	4,000	4,217
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	620
Lower Colorado River Authority, Lcra Transmission Services,
Rev., 5.00%, 05/15/2027	700	867
Series A, Rev., 5.00%, 05/15/2022	1,000	1,042
Lower Colorado River Authority, Transmission Services Co., Rev., 5.00%, 05/15/2022	5,000	5,208
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	129
Lumberton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2023	1,125	1,192
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,971
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	655	652
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2028 (p)	1,000	1,016
Metropolitan Transit Authority of Harris County, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2036 (p)	1,785	1,814
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	8,500	8,515
Midlothian Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,410	1,518
Mission Economic Development Corp., Republic Services, Rev., AMT, 0.20%, 01/01/2026 (z)	4,000	4,000
New Hope Cultural Education Facilities Finance Corp., Childrens Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,203
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049 (w)	50	57
North Fort Bend Water Authority, Series B, Rev., 5.00%, 12/15/2029	1,130	1,486

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
North Texas Municipal Water District Water System Revenue,
Rev., 3.00%, 09/01/2041 (w)	575	627
Rev., 5.00%, 09/01/2022 (w)	345	363
North Texas Tollway Authority, Series A, Rev., 5.00%, 01/01/2028	1,750	2,085
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,319
North Texas Tollway Authority, First Tier,
Series A, Rev., 5.00%, 01/01/2025	390	418
Series A, Rev., 5.00%, 01/01/2029 (p)	1,000	1,024
Series D, Rev., 5.00%, 01/01/2038 (p)	2,120	2,171
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 4.00%, 01/01/2035	2,000	2,383
North Texas Tollway Authority, Second Tier,
Series B, Rev., 4.00%, 01/01/2035	1,000	1,224
Series B, Rev., 5.00%, 01/01/2033	1,000	1,207
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	16,850	16,911
Odessa Housing Finance Corp., Rev., 0.37%, 02/01/2024 (z)	1,540	1,542
Pasadena Independent School District, School Building,
GO, PSF-GTD, 5.00%, 02/15/2038	7,500	8,062
Series A, GO, PSF-GTD, 5.00%, 02/15/2035 (p)	1,000	1,030
Pearland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	5,505	6,613
GO, PSF-GTD, 5.00%, 02/15/2027	3,490	4,315
Plano Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2023	2,665	2,873
Series A, GO, PSF-GTD, 4.00%, 02/15/2023	100	103
Round Rock Independent School District,
Series A, GO, PSF-GTD, 5.00%, 08/01/2021	1,700	1,706
Series A, GO, PSF-GTD, 5.00%, 08/01/2031	2,000	2,635
San Antonio Housing Trust Finance Corp., Alsbury Park Apartments, Rev., FHA, 1.38%, 09/01/2022 (z)	25	25
San Antonio Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/15/2027	1,255	1,576
Schertz-Cibolo-Universal City Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,000	1,053
Socorro Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2023 (p)	565	568
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	70
State of Texas, Transportation Commission Highway Improvement, GO, 5.00%, 04/01/2022	3,000	3,109
State of Texas, Veterans, GO, VRDO, 0.05%, 07/07/2021 (z)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	143
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,588
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,387
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	808
Rev., AGM, 1.39%, 09/01/2025	600	603
Tarrant Regional Water District, City of Dallas Project, Series A, Rev., 4.00%, 09/01/2024	3,000	3,355
Texas Department of Housing & Community Affairs, OSO Bay Apartments Mandatory, Rev., 0.27%, 09/01/2024 (z)	700	700
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,290
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,340	2,582
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	213
Rev., 5.00%, 12/15/2023	1,215	1,350
Rev., 5.00%, 12/15/2024	835	961
Rev., 5.00%, 12/15/2025	2,400	2,851
Rev., 5.00%, 12/15/2026	2,435	2,974
Rev., 5.00%, 12/15/2030	2,905	3,812
Rev., 5.00%, 12/15/2032	3,300	4,458
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	7,285	8,584
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	4,420	5,445
Texas Private Activity Bond Surface Transportation Corp., Lbj Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,851
Rev., 4.00%, 06/30/2033	1,000	1,206
Texas Transportation Commission State Highway Fund, Series A, Rev., 5.00%, 10/01/2021	1,000	1,012
Texas Transportation Commission State Highway Fund, First Tier,
Rev., 5.00%, 10/01/2022	2,195	2,328
Series A, Rev., 5.00%, 04/01/2022	1,000	1,037
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,246
Rev., 5.00%, 10/15/2026	3,310	4,076

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	611
Rev., 5.00%, 08/01/2024	250	286
Rev., 5.00%, 08/01/2028	125	161
Series A, Rev., 5.00%, 10/15/2028	100	128
Texas Water Development Board, St Revolving Fund, Rev., 5.00%, 08/01/2022	1,000	1,053
Texas Water Development Board, St Wtrust Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	2,253
Series A, Rev., 5.00%, 10/15/2047	2,480	3,059
Series B, Rev., 5.00%, 04/15/2049	11,535	14,479
Texas Water Development Board, St Wtrust Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,455
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 5.00%, 04/15/2026	100	121
Series A, Rev., 5.00%, 10/15/2030	500	595
Texas Water Development Board, Water Implementation Fund, Series A, Rev., 4.00%, 10/15/2049	1,000	1,188
Tomball Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,870	2,012
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,931
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,973
University of Houston, Series A, Rev., 5.00%, 02/15/2026	2,050	2,466
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	129
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	995
Upper Trinity Regional Water District, Reglional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023 (w)	715	756
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	897

		586,146

Utah — 0.5%
County of Utah, Ihc Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,125	2,581
Emery County School District, GO, SCH BD GTY, 5.00%, 06/15/2025	1,740	2,056
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	1,755	1,997
Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2023 (p)	1,000	1,048

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,564
State of Utah,
GO, 5.00%, 07/01/2024	100	114
GO, 5.00%, 07/01/2025	3,000	3,547
GO, 5.00%, 07/01/2026	2,000	2,442
GO, 5.00%, 07/01/2030	4,500	5,818
Series B, GO, 5.00%, 07/01/2021	90	90
Series B, GO, 5.00%, 07/01/2022	1,000	1,049
Series B, GO, 5.00%, 07/01/2029	100	130
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,839
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	2,115
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	93

		27,483

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	375	424
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	305
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	955	949

		1,678

Virginia — 1.5%
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	384
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	692
City of Richmond Public Utility Revenue, Taxable, Series B, Rev., 2.35%, 01/15/2027	3,000	3,187
County of Fairfax, Series A, GO, 5.00%, 10/01/2031	1,000	1,328
County of Fairfax, Public Improvement,
Series A, GO, 5.00%, 10/01/2031 (p)	945	1,143
Series B, GO, 5.00%, 10/01/2022	2,795	2,965
County of Fairfax, Sewer Revenue, Series B, Rev., 4.00%, 07/15/2038	1,500	1,863
County of Loudoun, Series A, GO, 4.00%, 12/01/2030	3,000	3,634
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	5,250	5,261
Halifax County Industrial Development Authority, Electric & Power Co. Project, Rev., 0.45%, 12/01/2041 (z)	1,000	1,001
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	2,016

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Series A, Rev., 5.00%, 07/01/2032	4,495	6,020
Series A, Rev., 5.00%, 07/01/2038	1,000	1,238
Series A, Rev., 5.00%, 07/01/2039	2,100	2,746
Loudoun County Economic Development Authority,
Series A, Rev., 5.00%, 12/01/2024	2,520	2,917
Series A, Rev., 5.00%, 12/01/2025	2,665	3,189
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,132
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,496
Roanoke Economic Development Authority, Carilion Clinic, Rev., 5.00%, 07/01/2053 (z)	4,000	5,220
University of Virginia, Series B, Rev., 5.00%, 08/01/2021 (p)	1,420	1,426
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,532
Virginia College Building Authority, Series A, Rev., 5.00%, 02/01/2023	1,505	1,620
Virginia College Building Authority, 21st Century Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,925
Virginia College Building Authority, 21st Century College, Rev., 5.00%, 02/01/2025	1,300	1,512
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,302
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	179
Virginia Public Building Authority, Series A, Rev., 5.00%, 08/01/2021	1,175	1,180
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	1,190	1,322
Virginia Resources Authority, Revolving Fund, Series A, Rev., 5.00%, 08/01/2023	700	703
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2044	1,500	1,534
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2024	755	837
Series A, Rev., 5.00%, 01/01/2025	700	802
Series A, Rev., 5.00%, 01/01/2026	1,100	1,296
Series A, Rev., 5.00%, 01/01/2031	1,500	1,843
Series A, Rev., 5.00%, 01/01/2032	1,500	1,837
Virginia Small Business Financing Authority, Senior Lien, Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2040	1,450	1,483
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,806
Rev., AMT, 5.00%, 12/31/2052	4,000	4,795
Rev., AMT, 5.00%, 12/31/2056	1,000	1,198

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	5,575	5,626
Wise County Industrial Development Authority, Virginia Electric & Power Company Project, Series A, Rev., 1.20%, 11/01/2040 (z)	15	15

		88,205

Washington — 3.1%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035	1,085	1,284
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,532
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,574
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	1,016
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,095
Clark County School District No. 37 Vancouver, GO, SCH BD GTY, 4.00%, 12/01/2023	3,765	4,111
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,782
County of King, Sewer Revenue,
Rev., 5.00%, 01/01/2024 (p)	1,570	1,608
Rev., AGM, 5.00%, 01/01/2047	5,000	5,594
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	125
Energy Northwest, Columbia Generating, Series A, Rev., 5.00%, 07/01/2022	1,125	1,125
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	574
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series B, Rev., AMT, 5.00%, 01/01/2022 (p)	1,330	1,361
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,999
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,586
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,099
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,702
King County School District No. 210 Federal Way, GO, SCH BD GTY, 4.00%, 12/01/2025	2,000	2,311
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	12,152
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	566
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,819

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Rev., AMT, 5.00%, 04/01/2030	4,000	5,064
Rev., AMT, 5.00%, 04/01/2044	2,000	2,443
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	6,566
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	2,043
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,493
Skagit County Public Hospital District No. 2, GO, 5.00%, 12/01/2025 (p)	1,020	1,089
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,944
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,499
State of Washington,
GO, 5.00%, 06/01/2040	4,250	5,532
Series 2020A, GO, 5.00%, 08/01/2036	8,000	10,355
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,933
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,319
Series A1, GO, 5.00%, 08/01/2040	13,645	15,938
Series A, GO, 5.00%, 08/01/2022	85	90
Series A, GO, 5.00%, 08/01/2040	3,890	5,084
Series B, GO, 5.00%, 07/01/2025	75	89
Series B, GO, 5.00%, 06/01/2035	4,760	6,268
Series E, GO, 5.00%, 02/01/2023	1,250	1,346
Series RC, GO, 5.00%, 08/01/2029	100	125
Series RD, GO, 5.00%, 08/01/2024	1,025	1,174
Series R-2017A, GO, 5.00%, 08/01/2022	975	1,026
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	2,228
Series R-2020B, GO, 5.00%, 01/01/2026	2,500	3,004
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	4,650	5,222
State of Washington, Motor Vehicle, Series R-2012D, GO, 5.00%, 07/01/2023	1,000	1,048
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 07/01/2021	105	105
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	12,717
Series A, GO, 5.00%, 08/01/2024 (p)	4,750	4,769
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,577
University of Washington, Forward Delivery,
Series C, Rev., 5.00%, 04/01/2022	1,250	1,295
Series C, Rev., 5.00%, 04/01/2025	1,750	2,051
Series C, Rev., 5.00%, 04/01/2026	1,750	2,118
Washington Health Care Facilities Authority, Fred Hutchinson Cancer,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.10%), 1.16%, 01/01/2042 (aa)	550	552
Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.08%, 01/01/2042 (aa)	3,000	3,021

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,475
Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.00%, 10/01/2042 (z)	345	349
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	1,038
Rev., 4.00%, 12/01/2048 (e)	870	1,035
Rev., 5.00%, 09/01/2045	1,000	1,287
Washington State Housing Finance Commission, Social Certificate, Series A1, Rev., 3.50%, 12/20/2035	1,214	1,416
Washington State Housing Finance Commission, Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	830	905
Washington State Housing Finance Commission, College Glen Apartments Project, Series A, Rev., FHA, 1.55%, 07/01/2022 (z)	1,000	1,007
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,272
Washington State Housing Finance Commission, Garden Haus Apartaments Project, Rev., 0.37%, 07/01/2024 (z)	350	350
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	293
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	1,025

		177,594

West Virginia — 0.2%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	393
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	563
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,213
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	578
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,781
West Virginia Housing Development Fund, Charles Towers, Rev., FHA, 0.21%, 09/01/2023 (z)	480	480
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,321

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — continued
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	1,500	1,591
West Virginia University Project, Series A, Rev., 5.00%, 10/01/2032 (p)	1,000	1,060

		9,980

Wisconsin — 1.8%
City of Milwaukee, Corporate Purpose Bonds, Series B4, GO, 5.00%, 04/01/2030	1,800	2,207
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	13,354
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	3,235
City of Superior, Collateral Midwest Energy Resources, Series E, Rev., NATL, 6.90%, 08/01/2021	510	513
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	323
Fox Valley Technical College District, School Facilities, Series C, GO, 3.00%, 12/01/2027 (p)	5,000	5,200
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	450
Rev., 5.00%, 07/01/2037	300	385
Rev., 5.00%, 07/01/2039	350	447
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,320
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	214
Rev., 5.00%, 06/15/2041 (e)	250	272
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	604
Rev., 5.00%, 06/01/2027	425	528
Rev., 5.00%, 06/01/2028	600	763
Rev., 5.00%, 06/01/2034	1,000	1,298
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.20%, 09/01/2027 (z)	4,500	4,500
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,454
Rev., AMT, 2.63%, 11/01/2025	5,000	5,443
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	3,002
Series 1, GO, 5.00%, 05/01/2030	2,500	3,354
Series 20212, GO, 5.00%, 05/01/2026	5,850	7,105
Series B, GO, 5.00%, 05/01/2026	4,000	4,858
Series B, GO, 5.00%, 05/01/2035	10,580	13,645
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	1,058
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	953
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	491
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	347
Wisconsin Department of Transportation,
Series 1, Rev., 5.00%, 07/01/2024 (p)	1,940	2,034
Series A, Rev., 5.00%, 07/01/2027	1,675	2,104
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series A, Rev., 5.00%, 11/15/2021	180	183
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group,
Rev., 5.00%, 11/15/2027	500	632
Rev., 5.00%, 11/15/2029	1,000	1,320
Rev., 5.00%, 11/15/2036	1,500	1,798
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	3,117
Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,267
Series B, Rev., 5.00%, 02/15/2042	1,000	1,148
Series B, Rev., 5.00%, 02/15/2046	4,550	5,204
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	195
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	245
Series D, Rev., 4.00%, 03/01/2047	3,670	4,027
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	955	1,050
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,338

		105,040

Wyoming — 0.2%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	710
Rev., 4.00%, 05/01/2028	460	548
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,078
Wyoming Community Development Authority,
Series 1, Rev., 3.00%, 06/01/2050	2,180	2,391
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.03%, 07/07/2021 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	1,500	1,634

		9,361

Total Municipal Bonds (Cost $5,312,394)		5,382,210

Short-Term Investments — 7.3%
Municipal Bonds — 1.9% (t)
California Public Finance Authority, Henry Mayo Newhall Hospital, Series A, Rev., 4.00%, 10/15/2021	95	96

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Municipal Bonds — continued
City of Boston, Series A, GO, 5.00%, 11/01/2021	2,850	2,896
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2022	790	814
City of Los Angeles, Rev., TRAN, 4.00%, 06/23/2022 (w)	3,000	3,114
City of San Antonio, Certificates Obligation, GO, 5.00%, 08/01/2021	1,620	1,626
City of San Antonio, Tax Notes, GO, 5.00%, 08/01/2021	2,245	2,254
City of Wichita, Temporary Notes, Series 302, GO, 3.50%, 10/15/2021	2,000	2,020
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2021	440	442
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022 (w)	6,565	6,819
County of Nassau, Series B, GO, TAN, 2.00%, 12/10/2021	5,000	5,042
County of Suffolk,
Series I, GO, TAN, 2.00%, 07/22/2021	4,000	4,004
Series I, GO, TAN, 3.00%, 09/24/2021	5,000	5,031
Series II, GO, TAN, 2.00%, 08/19/2021	2,000	2,005
Harlandale Independent School District, GO, PSF-GTD, 3.00%, 08/15/2021	1,355	1,360
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2021 (w)	460	465
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2021 (w)	105	106
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2021	2,000	2,016
Kentucky Rural Water Finance Corp., Public Projects Construction, Rev., 0.43%, 12/01/2021	4,460	4,460
Lone Star College System,
Series A, GO, 5.00%, 02/15/2022 (w)	145	149
Series B, GO, 5.00%, 02/15/2022 (w)	275	283
Los Angeles Department of Water, Series C, Rev., 5.00%, 07/01/2021	1,000	1,000
Metropolitan District, GO, BAN, 3.00%, 09/01/2021	7,000	7,034
Michigan State University, Series A, Rev., 5.00%, 08/15/2021	720	724
Mount San Jacinto Community College District, Election of 2014, Series C, GO, 3.00%, 08/01/2021	2,750	2,756
Piedmont Municipal Power Agency, Series A, Rev., 3.00%, 01/01/2022	2,000	2,028
Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022 (w)	725	745
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2021	1,810	1,810

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
State of Illinois, Series C, GO, 4.00%, 03/01/2022	820	841
State of Texas, Rev., TRAN, 4.00%, 08/26/2021	37,295	37,519
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2022	6,165	6,340
Texas Municipal Gas Acquisition & Supply Corp. III, Rev., 5.00%, 12/15/2021	245	250
Town of Stratford, Series B, GO, BAN, 2.00%, 12/16/2021	2,500	2,521
Weld County School District No. Re-5J, GO, 5.00%, 12/01/2021	565	576
Wisconsin Rapids School District, Rev., BAN, 2.00%, 01/06/2022 (w)	760	762

Total Municipal Bonds		109,908

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Time Deposits — 5.4%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021	72,111	72,111
Barclays SA, 0.01%, 07/01/2021	81,712	81,712
BNP Paribas SA, 0.01%, 07/01/2021	22,899	22,899
Citibank NA, 0.01%, 07/01/2021	33,211	33,211
Sumitomo Mitsui Banking Corp., 0.01%, 07/01/2021	100,371	100,371

Total Time Deposits		310,304

Total Short-Term Investments (Cost $420,198)		420,212

Total Investments — 101.1% (Cost - $5,733,812) *		5,803,625

Liabilities in Excess of Other Assets — (1.1)%		(65,299)

NET ASSETS — 100.0%		$5,738,326

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
U.S. Treasury 5 Year Note	365	09/2021	USD	45,203	(152)

Short Contracts
U.S. Treasury 10 Year Note	(102)	09/2021	USD	(13,452)	(63)

Total unrealized appreciation (depreciation)					(215)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed

HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	—Stateof New York Mortgage Agency
TAN	— Tax Anticipation Note
TRAN	—Tax& Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2021.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 5.4%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	630	637
American Credit Acceptance Receivables Trust, Series 2020-3, Class A, 0.62%, 10/13/2023 (e)	2,835	2,836
Apidos CLO XXXI, (Cayman Islands), Series 2019-31A, Class A1R, (ICE LIBOR USD 3 Month + 1.10%), 0.00%, 04/15/2031 (e) (aa)	1,750	1,751
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 01/15/2032 (e) (aa)	1,710	1,708
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A, Class A, 4.00%, 03/20/2025 (e)	4,000	4,321
Series 2019-3A, Class A, 2.36%, 03/20/2026 (e)	1,320	1,381
Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,185
Bain Capital Credit CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.97%), 0.00%, 07/20/2030 (e) (aa)	1,700	1,698
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 1.19%, 04/20/2031 (e) (aa)	1,640	1,639
Benefit Street Partners CLO III Ltd., (Cayman Islands), Series 2013-IIIA, Class A1R2, (ICE LIBOR USD 3 Month + 1.00%), 1.19%, 07/20/2029 (e) (aa)	2,500	2,499
BMW Vehicle Lease Trust, Series 2021-1, Class A3, 0.29%, 01/25/2024	6,100	6,105
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR3, (ICE LIBOR USD 3 Month + 0.98%), 0.00%, 07/20/2031 (e) (aa)	1,130	1,130
Carlyle US CLO Ltd., (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 07/20/2031 (e) (aa)	1,240	1,239
Carvana Auto Receivables Trust,
Series 2019-2A, Class C, 3.00%, 06/17/2024 (e)	330	337
Series 2021-N1, Class A, 0.70%, 01/10/2028	576	576
Cedar Funding VIII CLO Ltd., (Cayman Islands), Series 2017-8A, Class A1, (ICE LIBOR USD 3 Month + 1.25%), 1.44%, 10/17/2030 (e) (aa)	300	300
Cedar Funding XI CLO Ltd., (Cayman Islands), Series 2019-11A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 05/29/2032 (e) (aa)	1,600	1,598

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	676
Drive Auto Receivables Trust,
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,029
Series 2020-2, Class B, 1.42%, 03/17/2025	3,155	3,186
Exeter Automobile Receivables Trust,
Series 2019-4A, Class B, 2.30%, 12/15/2023 (e)	1,686	1,691
Series 2020-2A, Class A, 1.13%, 08/15/2023 (e)	2,001	2,002
Series 2021-2A, Class A2, 0.27%, 01/16/2024	620	620
Series 2021-2A, Class C, 0.98%, 06/15/2026	420	421
Series 2021-2A, Class D, 1.40%, 04/15/2027	735	734
Ford Credit Auto Owner Trust,
Series 2017-2, Class A, 2.36%, 03/15/2029 (e)	4,000	4,059
Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	3,600	3,885
Series 2021-1, Class A, 1.37%, 10/17/2033 (e)	1,075	1,083
Galaxy XIX CLO Ltd., (Cayman Islands), Series 2015-19A, Class A1RR, (ICE LIBOR USD 3 Month + 0.95%), 1.13%, 07/24/2030 (e) (aa)	4,000	3,997
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/2023	1,200	1,206
Grand Avenue CRE, (Cayman Islands),
Series 2019-FL1, Class A, (ICE LIBOR USD 1 Month + 1.12%), 1.19%, 06/15/2037 (e) (aa)	1,865	1,865
Series 2019-FL1, Class AS, (ICE LIBOR USD 1 Month + 1.50%), 1.57%, 06/15/2037 (e) (aa)	1,500	1,499
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 1.21%, 04/26/2031 (e) (aa)	3,460	3,461
Honda Auto Receivables Owner Trust,
Series 2021-1, Class A2, 0.16%, 07/21/2023	2,801	2,801
Series 2021-2, Class A2, 0.17%, 11/15/2023	2,020	2,020
HPEFS Equipment Trust, Series 2020-2A, Class A2, 0.65%, 07/22/2030 (e)	3,614	3,618
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.46%, 07/18/2030 (e) (aa)	4,000	4,001

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	187

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/2031 (e)	2,795	2,822
Madison Park Funding XXXV Ltd., (Cayman Islands), Series 2019-35A, Class A1R, (ICE LIBOR USD 3 Month + 0.99%), 1.18%, 04/20/2032 (e) (aa)	1,920	1,919
Magnetite XXII Ltd., (Cayman Islands), Series 2019-22A, Class AR, (ICE LIBOR USD 3 Month + 1.06%), 1.21%, 04/15/2031 (e) (aa)	2,500	2,498
Magnetite Xxix Ltd., (Cayman Islands), Series 2021-29A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 1.09%, 01/15/2034 (e) (aa)	250	250
Mountain View CLO LLC, (Cayman Islands), Series 2017-2A, Class A, (ICE LIBOR USD 3 Month + 1.21%), 1.39%, 01/16/2031 (e) (aa)	550	550
MRA Issuance Trust, Series 2021-8, Class A1Y, (ICE LIBOR USD 1 Month + 1.15%), 1.26%, 10/15/2021 (e) (aa)	7,800	7,800
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	950	950
NextGear Floorplan Master Owner Trust,
Series 2018-2A, Class A2, 3.69%, 10/15/2023 (e)	1,623	1,639
Series 2019-2A, Class A2, 2.07%, 10/15/2024 (e)	6,000	6,134
OCP Clo Ltd., (Cayman Islands), Series 2019-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 0.00%, 07/20/2032 (e) (w) (aa)	2,210	2,210
Octagon Investment Partners 32 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.13%, 07/15/2029 (e) (aa)	4,000	3,995
Octagon Investment Partners 48 Ltd., (Cayman Islands), Series 2020-3A, Class B, (ICE LIBOR USD 3 Month + 1.85%), 2.04%, 10/20/2031 (e) (aa)	3,530	3,530
Octagon Loan Funding Ltd., (Cayman Islands), Series 2014-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.18%), 1.34%, 11/18/2031 (e) (aa)	5,022	5,034
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	3,800	4,085
Series 2020-2A, Class A, 1.75%, 09/14/2035 (e)	4,000	4,077
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/2023 (e)	4,800	4,846
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R3, (ICE LIBOR USD 3 Month + 0.85%), 1.03%, 01/15/2029 (e) (aa)	2,727	2,721

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)		1,066	1,076
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.49%, 07/17/2023		590	592
Series 2021-2, Class A2, 0.28%, 04/15/2024		1,625	1,625
Series 2021-2, Class D, 1.35%, 07/15/2027		1,815	1,817
Santander Retail Auto Lease Trust, Series 2021-A, Class A3, 0.51%, 07/22/2024 (e)		2,175	2,176
SCF Equipment Leasing LLC,
Series 2019-2A, Class B, 2.76%, 08/20/2026 (e)		1,905	1,973
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)		500	500
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		500	497
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	994
Summer BidCo BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	105	127
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 03/15/2025		1,594	1,625
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 09/15/2024		6,005	6,044
TCI-Flatiron CLO Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 1.12%, 11/18/2030 (e) (aa)		4,000	4,000
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023 (e)		3,330	3,335
THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR, (ICE LIBOR USD 3 Month + 1.23%), 1.42%, 10/18/2030 (e) (aa)		320	320
TICP CLO XII Ltd., (Cayman Islands), Series 2018-12A, Class A, (ICE LIBOR USD 3 Month + 1.11%), 1.29%, 01/15/2031 (e) (aa)		3,000	3,001
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 02/27/2034 (e)		3,500	3,504
Verizon Owner Trust, Series 2020-C, Class A, 0.41%, 04/21/2025		6,000	6,009
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 04/15/2025 (e)		4,200	4,250

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
World Financial Network Credit Card Master Trust,
Series 2018-C, Class A, 3.55%, 08/15/2025	4,000	4,039
Series 2019-B, Class A, 2.49%, 04/15/2026	1,970	2,012
York CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.33%, 01/22/2031 (e) (aa)	4,170	4,171

Total Asset-Backed Securities (Cost $184,819)		184,541

Collateralized Mortgage Obligations — 0.3%
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)	1,429	1,425
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)	655	654
CSMC Trust, Series 2021-AFC1, Class A1, 0.83%, 03/25/2056 (e) (z)	1,953	1,948
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1, 0.80%, 02/25/2066 (e) (z)	2,406	2,399
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	452	452
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	975	975
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	1,651	1,652
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	976	975

Total Collateralized Mortgage Obligations (Cost $10,492)		10,480

Commercial Mortgage-Backed Securities — 2.8%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 1.19%, 03/15/2037 (e) (aa)	1,600	1,564
BFLD, Series 2019-DPLO, Class E, (ICE LIBOR USD 1 Month + 2.24%), 2.31%, 10/15/2034 (e) (aa)	2,502	2,486
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,748
BX Commercial Mortgage Trust,
Series 2019-IMC, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.07%, 04/15/2034 (e) (aa)	3,690	3,690
Series 2019-XL, Class D, (ICE LIBOR USD 1 Month + 1.45%), 1.52%, 10/15/2036 (e) (aa)	3,911	3,915
BX Trust, Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.25%), 4.32%, 07/15/2034 (e) (aa)	1,700	1,703

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

CHT Mortgage Trust,
Series 2017-CSMO, Class B, (ICE LIBOR USD 1 Month + 1.40%), 1.47%, 11/15/2036 (e) (aa)	1,494	1,496
Series 2017-CSMO, Class E, (ICE LIBOR USD 1 Month + 3.00%), 3.07%, 11/15/2036 (e) (aa)	5,310	5,320
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 1.11%, 02/15/2053 (z)	45,285	3,164
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.32%, 01/15/2034 (e) (aa)	6,000	6,023
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.12%, 12/19/2030 (e) (aa)	452	452
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/2035 (e) (z)	3,845	4,168
Great Wolf Trust,
Series 2019-WOLF, Class D, (ICE LIBOR USD 1 Month + 1.93%), 2.01%, 12/15/2036 (e) (aa)	3,000	2,981
Series 2019-WOLF, Class E, (ICE LIBOR USD 1 Month + 2.73%), 2.81%, 12/15/2036 (e) (aa)	2,000	1,963
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 1.02%, 07/15/2035 (e) (aa)	2,036	2,036
Series 2019-70P, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.07%, 10/15/2036 (e) (aa)	1,252	1,252
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.22%, 05/15/2026 (e) (aa)	720	720
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 5.97%, 05/15/2026 (e) (aa)	270	270
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, 10/10/2048	3,129	3,408
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.77%, 03/15/2038 (e) (aa)	4,000	4,005
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046	1,860	1,914
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	969
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (e)	7,045	7,302

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	189

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ONE Mortgage Trust, Series 2021-PARK, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.77%, 03/15/2036 (e) (aa)	3,800	3,801
One New York Plaza Trust,
Series 2020-1NYP, Class AJ, (ICE LIBOR USD 1 Month + 1.25%), 1.32%, 01/15/2026 (e) (aa)	1,970	1,982
Series 2020-1NYP, Class B, (ICE LIBOR USD 1 Month + 1.50%), 1.57%, 01/15/2026 (e) (aa)	1,200	1,209
PFP Ltd., (Cayman Islands),
Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.04%, 04/14/2036 (e) (aa)	658	658
Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 2.17%, 04/14/2037 (e) (aa)	1,297	1,296
Series 2021-7, Class A, (ICE LIBOR USD 1 Month + 0.85%), 0.92%, 04/14/2038 (e) (aa)	10,000	9,976
VASA Trust, Series 2021-VASA, Class B, (ICE LIBOR USD 1 Month + 1.25%), 1.32%, 07/15/2039 (e) (aa)	7,960	7,962
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	700	719
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 2.10%, 12/15/2033 (e) (aa)	600	596
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)	1,000	1,050
Series 2014-C19, Class A5, 4.10%, 03/15/2047	2,745	2,965

Total Commercial Mortgage-Backed Securities (Cost $95,745)		95,763

Convertible Bonds — 2.2%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Glencore Funding LLC, Reg. S, Zero Coupon, 03/27/2025	200	195

Communications — 0.8%
Internet — 0.4%
Airbnb, Inc., Zero Coupon, 03/15/2026 (e)	2,020	1,904
Booking Holdings, Inc., 0.75%, 05/01/2025	2,617	3,701
Uber Technologies, Inc., Zero Coupon, 12/15/2025 (e)	5,875	5,957
Zillow Group, Inc., 1.38%, 09/01/2026	194	548

		12,110

Media — 0.4%
Cable One, Inc., 1.13%, 03/15/2028 (e)	3,716	3,779
DISH Network Corp.,
2.38%, 03/15/2024	1,042	1,010
3.38%, 08/15/2026	3,522	3,594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		1,822	1,834
2.75%, 09/30/2050 (e)		3,517	3,693

			13,910

Total Communications			26,020

Consumer Cyclical — 0.2%
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain),
Series IAG, Reg. S, 0.63%, 11/17/2022	EUR	100	114
Series IAG, Reg. S, 1.13%, 05/18/2028	EUR	200	226

			340

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026 (e)		814	900

Entertainment — 0.2%
Live Nation Entertainment, Inc.,
2.00%, 02/15/2025		3,280	3,661
2.50%, 03/15/2023		1,633	2,280

			5,941

Retail — 0.0% (g)
National Vision Holdings, Inc., 2.50%, 05/15/2025		869	1,531

Total Consumer Cyclical			8,712

Consumer Non-cyclical — 0.1%
Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	100	120
Shift4 Payments, Inc., Zero Coupon, 12/15/2025 (e)		1,244	1,677

			1,797

Healthcare — Services — 0.1%
Anthem, Inc., 2.75%, 10/15/2042		440	2,375

Total Consumer Non-cyclical			4,172

Energy — 0.4%
Oil & Gas — 0.4%
BP Capital Markets plc, (United Kingdom), Reg. S, 1.00%, 04/28/2023	GBP	200	284
Centennial Resource Production LLC, 3.25%, 04/01/2028		3,249	4,274
CNX Resources Corp., 2.25%, 05/01/2026		1,965	2,547
EQT Corp., 1.75%, 05/01/2026		1,472	2,452
PDC Energy, Inc., 1.13%, 09/15/2021		892	884
Pioneer Natural Resources Co., 0.25%, 05/15/2025		1,971	3,137

Total Energy			13,578

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — continued
Financial — 0.6%
Banks — 0.6%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		6,000	8,606
Series VUN, Zero Coupon, 02/18/2025		3,818	4,262
BofA Finance LLC, 0.13%, 09/01/2022		4,720	5,711
Cembra Money Bank AG, (Switzerland), Reg. S, Zero Coupon, 07/09/2026	CHF	200	222

Total Financial			18,801

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	600	695

Technology — 0.1%
Semiconductors — 0.1%
ams AG, (Austria), Reg. S, Zero Coupon, 03/05/2025	EUR	200	204
Microchip Technology, Inc.,
0.13%, 11/15/2024		847	953
1.63%, 02/15/2025		91	300
1.63%, 02/15/2027		591	1,315
ON Semiconductor Corp., 1.63%, 10/15/2023		1,004	1,908

Total Technology			4,680

Total Convertible Bonds (Cost $73,977)			76,853

Corporate Bonds — 77.6%
Basic Materials — 3.6%
Chemicals — 1.4%
Ashland Services BV, (Netherlands), Reg. S, 2.00%, 01/30/2028	EUR	100	120
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,518	1,484
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		932	976
CeramTec BondCo GmbH, (Germany), Reg. S, 5.25%, 12/15/2025	EUR	200	240
Chemours Co. (The),
4.00%, 05/15/2026	EUR	200	243
5.75%, 11/15/2028 (e)		127	136
7.00%, 05/15/2025		3,399	3,505
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		6,077	6,200
GCP Applied Technologies, Inc., 5.50%, 04/15/2026 (e)		344	354
HB Fuller Co., 4.25%, 10/15/2028		600	619
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,881	1,872
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	135	157
Hexion, Inc., 7.88%, 07/15/2027 (e)		2,815	3,037

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,407	2,687
INEOS Finance plc, (United Kingdom), Reg. S, 3.38%, 03/31/2026	EUR	200	245
INEOS Quattro Finance 2 Plc, (United Kingdom), 3.38%, 01/15/2026 (e)		200	203
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.14%, 10/01/2023 (aa)		1,104	1,106
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		310	322
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	200	244
Mosaic Co. (The), 3.25%, 11/15/2022		493	510
Nouryon Holding BV, (Netherlands), 8.00%, 10/01/2026 (e)		5,359	5,681
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		374	378
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (e)		600	601
PQ Corp., 5.75%, 12/15/2025 (e)		370	380
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		700	723
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029 (e)		525	526
TPC Group, Inc.,
10.50%, 08/01/2024 (e)		1,150	1,081
10.88%, 08/01/2024 (e)		283	303
Tronox, Inc.,
4.63%, 03/15/2029 (e)		1,475	1,492
6.50%, 05/01/2025 (e)		3,932	4,161
Valvoline, Inc.,
3.63%, 06/15/2031 (e)		550	550
4.25%, 02/15/2030 (e)		1,150	1,187
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		1,600	1,572
9.50%, 07/01/2025 (e)		1,000	1,124
WR Grace & Co-Conn,
4.88%, 06/15/2027 (e)		1,515	1,606
5.63%, 10/01/2024 (e)		830	918

			46,543

Forest Products & Paper — 0.0% (g)
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		1,086	1,082
Suzano Austria GmbH, (Austria), 5.75%, 07/14/2026 (e)		200	235

			1,317

Iron/Steel — 0.5%
Allegheny Technologies, Inc., 7.88%, 08/15/2023		46	50

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	191

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Iron/Steel — continued
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		776	823
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,237	6,869
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029 (e)		650	684
4.88%, 03/01/2031 (e)		825	866
CSN Resources SA, (Luxembourg),
7.63%, 02/13/2023 (e)		400	416
7.63%, 04/17/2026 (e)		770	830
POSCO, (South Korea), 2.38%, 11/12/2022 (e)		2,095	2,140
thyssenkrupp AG, (Germany), Reg. S, 2.88%, 02/22/2024	EUR	100	120
TMS International Corp., 6.25%, 04/15/2029 (e)		797	837
United States Steel Corp.,
6.25%, 03/15/2026		49	51
6.88%, 03/01/2029		3,650	3,905

			17,591

Mining — 1.7%
Alcoa Nederland Holding BV, (Netherlands),
5.50%, 12/15/2027 (e)		846	918
7.00%, 09/30/2026 (e)		200	209
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		544	616
Arconic Corp.,
6.00%, 05/15/2025 (e)		570	608
6.13%, 02/15/2028 (e)		2,173	2,331
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)		625	619
Compass Minerals International, Inc., 4.88%, 07/15/2024 (e)		750	774
Constellium SE, (France),
3.75%, 04/15/2029 (e)		4,202	4,160
5.63%, 06/15/2028 (e)		1,876	2,012
Eldorado Gold Corp., (Canada), 9.50%, 06/01/2024 (e)		1,576	1,706
First Quantum Minerals Ltd., (Canada),
6.50%, 03/01/2024 (e)		485	495
6.88%, 03/01/2026 (e)		2,300	2,409
7.25%, 04/01/2023 (e)		4,725	4,817
FMG Resources August 2006 Pty Ltd., (Australia), 5.13%, 05/15/2024 (e)		924	1,006
Freeport-McMoRan, Inc.,
4.25%, 03/01/2030		50	54
4.38%, 08/01/2028		100	106
4.55%, 11/14/2024		2,690	2,925
5.00%, 09/01/2027		925	977
5.25%, 09/01/2029		900	993
5.40%, 11/14/2034		347	419
5.45%, 03/15/2043		4,187	5,118

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mining — continued
Glencore Finance Canada Ltd., (Canada), 4.25%, 10/25/2022 (e)		465	486
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		396	398
4.13%, 05/30/2023 (e)		2,804	2,982
4.13%, 03/12/2024 (e)		2,000	2,156
4.63%, 04/29/2024 (e)		558	612
Hecla Mining Co., 7.25%, 02/15/2028		1,000	1,092
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		375	376
6.13%, 04/01/2029 (e)		2,075	2,210
IAMGOLD Corp., (Canada), 5.75%, 10/15/2028 (e)		1,345	1,399
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/2028 (e)		650	722
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (e)		494	507
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		206	230
KME SE, (Germany), Reg. S, 6.75%, 02/01/2023	EUR	100	110
New Gold, Inc., (Canada),
6.38%, 05/15/2025 (e)		350	361
7.50%, 07/15/2027 (e)		4,440	4,818
Novelis Corp.,
4.75%, 01/30/2030 (e)		2,616	2,747
5.88%, 09/30/2026 (e)		3,090	3,214
Vedanta Resources Finance II plc, (United Kingdom), 8.95%, 03/11/2025 (e)		957	938

			58,630

Total Basic Materials			124,081

Communications — 11.8%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		2,099	2,206
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/2029 (e)		2,587	2,678
7.75%, 04/15/2028 (e)		2,066	2,164
Lamar Media Corp.,
3.63%, 01/15/2031 (e)		350	342
4.88%, 01/15/2029		100	106
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		741	746
4.63%, 03/15/2030 (e)		200	203
5.00%, 08/15/2027 (e)		307	318
6.25%, 06/15/2025 (e)		500	528
Summer BC Holdco A Sarl, (Luxembourg), Reg. S, 9.25%, 10/31/2027	EUR	90	116
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	300	372

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Advertising — continued
Terrier Media Buyer, Inc., 8.88%, 12/15/2027 (e)		9,020	9,756

			19,535

Internet — 1.0%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		1,437	1,433
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,003	997
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		115	114
6.13%, 12/01/2028 (e)		38	39
Baidu, Inc., (Cayman Islands), 3.08%, 04/07/2025		3,000	3,168
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		2,258	2,238
5.63%, 09/15/2028 (e)		2,412	2,460
Cars.com, Inc., 6.38%, 11/01/2028 (e)		900	960
Expedia Group, Inc., 3.60%, 12/15/2023		1,086	1,154
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		974	968
5.25%, 12/01/2027 (e)		1,000	1,050
HSE Finance Sarl, (Luxembourg), Reg. S, 5.63%, 10/15/2026	EUR	100	122
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		687	713
Match Group Holdings II LLC,
4.63%, 06/01/2028 (e)		769	797
5.00%, 12/15/2027 (e)		1,000	1,051
Meituan, (Cayman Islands), 2.13%, 10/28/2025 (e)		800	794
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	200	282
4.88%, 06/15/2030 (e)		1,031	1,226
5.38%, 11/15/2029 (e)		1,539	1,869
5.88%, 11/15/2028		876	1,075
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028 (e)		1,588	1,591
NortonLifeLock, Inc., 5.00%, 04/15/2025 (e)		1,160	1,176
Rakuten Group, Inc., (Japan), Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	200	244
Twitter, Inc., 3.88%, 12/15/2027 (e)		1,219	1,295
Uber Technologies, Inc.,
6.25%, 01/15/2028 (e)		5	5
7.50%, 05/15/2025 (e)		1,769	1,909
7.50%, 09/15/2027 (e)		2,645	2,907
8.00%, 11/01/2026 (e)		2,143	2,309
United Group BV, (Netherlands), Reg. S, 4.00%, 11/15/2027	EUR	100	118
VeriSign, Inc., 5.25%, 04/01/2025		1,045	1,187

			35,251

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — 5.3%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	113
5.00%, 01/15/2028 (e)		1,543	1,512
7.50%, 05/15/2026 (e)		2,989	3,113
AMC Networks, Inc., 4.25%, 02/15/2029		1,444	1,457
Audacy Capital Corp.,
6.50%, 05/01/2027 (e)		925	962
6.75%, 03/31/2029 (e)		425	441
Cable One, Inc., 4.00%, 11/15/2030 (e)		353	354
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		6,976	7,107
4.50%, 08/15/2030 (e)		3,175	3,310
4.50%, 05/01/2032		16,588	17,189
4.50%, 06/01/2033 (e)		2,291	2,344
4.75%, 03/01/2030 (e)		7,346	7,759
5.00%, 02/01/2028 (e)		525	551
5.13%, 05/01/2027 (e)		2,810	2,947
5.50%, 05/01/2026 (e)		1,500	1,551
5.75%, 02/15/2026 (e)		1,035	1,070
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027 (e)		4,344	4,430
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		1,065	1,006
4.13%, 12/01/2030 (e)		2,500	2,484
4.50%, 11/15/2031 (e)		1,732	1,743
4.63%, 12/01/2030 (e)		10,656	10,455
5.00%, 11/15/2031 (e)		987	992
5.25%, 06/01/2024		1,000	1,085
5.38%, 02/01/2028 (e)		1,500	1,586
5.75%, 01/15/2030 (e)		2,624	2,726
6.50%, 02/01/2029 (e)		825	914
6.75%, 11/15/2021		5,600	5,710
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026 (e)		723	756
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (e)		2,985	1,936
6.63%, 08/15/2027 (e)		10,050	4,925
DISH DBS Corp.,
5.13%, 06/01/2029 (e)		4,994	4,936
5.88%, 07/15/2022		3,642	3,799
5.88%, 11/15/2024		2,115	2,271
7.38%, 07/01/2028		1,625	1,749
7.75%, 07/01/2026		4,639	5,253
Gray Television, Inc.,
4.75%, 10/15/2030 (e)		3,080	3,069
5.88%, 07/15/2026 (e)		605	625
7.00%, 05/15/2027 (e)		350	378
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)		525	540
5.25%, 08/15/2027 (e)		775	810
6.38%, 05/01/2026		730	777
8.38%, 05/01/2027		2,023	2,167

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	193

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		1,535	1,584
6.75%, 10/15/2027 (e)		1,039	1,119
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		350	368
News Corp., 3.88%, 05/15/2029 (e)		1,159	1,171
Nexstar Broadcasting, Inc.,
4.75%, 11/01/2028 (e)		2,650	2,723
5.63%, 07/15/2027 (e)		1,550	1,643
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		3,911	4,048
6.50%, 09/15/2028 (e)		7,287	7,655
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)		750	744
5.38%, 01/15/2031 (e)		683	681
Scripps Escrow, Inc., 5.88%, 07/15/2027 (e)		875	903
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)		1,654	1,625
5.13%, 02/15/2027 (e)		61	61
5.50%, 03/01/2030 (e)		800	812
5.88%, 03/15/2026 (e)		1,100	1,136
Sirius XM Radio, Inc.,
3.88%, 08/01/2022 (e)		150	150
4.00%, 07/15/2028 (e)		1,922	1,982
4.13%, 07/01/2030 (e)		1,308	1,325
5.38%, 07/15/2026 (e)		2,585	2,669
5.50%, 07/01/2029 (e)		617	672
TEGNA, Inc., 5.00%, 09/15/2029		1,050	1,099
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,600	1,683
Townsquare Media, Inc., 6.88%, 02/01/2026 (e)		225	241
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		950	957
5.13%, 02/15/2025 (e)		3,101	3,164
6.63%, 06/01/2027 (e)		4,003	4,339
9.50%, 05/01/2025 (e)		2,184	2,408
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		2,877	2,884
UPC Holding BV, (Netherlands), Reg. S, 3.88%, 06/15/2029	EUR	200	240
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	244	295
Urban One, Inc., 7.38%, 02/01/2028 (e)		1,110	1,199
Videotron Ltd., (Canada), 3.63%, 06/15/2029 (e)		1,465	1,487
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	200	237
5.00%, 07/15/2030 (e)		1,650	1,658
Virgin Media Secured Finance plc, (United Kingdom),
5.50%, 08/15/2026 (e)		775	800
5.50%, 05/15/2029 (e)		922	991

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		3,116	3,178
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		955	977
6.00%, 01/15/2027 (e)		1,775	1,855
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		1,047	1,073

			182,738

Telecommunications — 4.9%
Altice France Holding SA, (Luxembourg),
6.00%, 02/15/2028 (e)		2,565	2,545
10.50%, 05/15/2027 (e)		9,661	10,736
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	475
5.13%, 07/15/2029 (e)		5,499	5,526
5.50%, 01/15/2028 (e)		1,338	1,388
7.38%, 05/01/2026 (e)		5,668	5,894
8.13%, 02/01/2027 (e)		1,078	1,175
Avaya, Inc., 6.13%, 09/15/2028 (e)		3,513	3,760
CommScope Technologies LLC,
5.00%, 03/15/2027 (e)		1,096	1,122
6.00%, 06/15/2025 (e)		2,482	2,535
CommScope, Inc.,
5.50%, 03/01/2024 (e)		994	1,022
6.00%, 03/01/2026 (e)		3,055	3,225
7.13%, 07/01/2028 (e)		831	901
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		8,569	9,070
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		2,296	2,470
Digicel Group Holdings Ltd., (Bermuda), 10.00% (Blend (cash 8.00% + PIK 2.00%)), 04/01/2024 (v)		1,313	1,278
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.75%, 05/25/2024 (e)		1,545	1,609
8.00%, 12/31/2026 (e)		4,725	4,630
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (e) (v)		2,070	2,075
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		6,500	6,191
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		3,660	3,784
5.88%, 10/15/2027 (e)		2,236	2,395
6.75%, 05/01/2029 (e)		1,012	1,076
Intelsat Jackson Holdings SA, (Luxembourg), 9.75%, 07/15/2025 (d) (e)		1,875	1,092
Intrado Corp., 8.50%, 10/15/2025 (e)		1,000	978
Level 3 Financing, Inc.,
3.75%, 07/15/2029 (e)		1,795	1,746
4.25%, 07/01/2028 (e)		1,139	1,156
5.25%, 03/15/2026		1,200	1,236

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		547	539
LogMeIn, Inc., 5.50%, 09/01/2027 (e)		675	699
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	200	241
Lumen Technologies, Inc.,
4.00%, 02/15/2027 (e)		1,102	1,124
4.50%, 01/15/2029 (e)		3,251	3,173
5.13%, 12/15/2026 (e)		1,917	1,991
5.38%, 06/15/2029 (e)		1,647	1,674
Series P, 7.60%, 09/15/2039		2,942	3,347
Series T, 5.80%, 03/15/2022		3,000	3,087
Series U, 7.65%, 03/15/2042		2,983	3,348
Series W, 6.75%, 12/01/2023		225	250
Matterhorn Telecom SA, (Luxembourg), Reg. S, 4.00%, 11/15/2027	EUR	300	365
Nokia OYJ, (Finland), 6.63%, 05/15/2039		275	356
Oi SA, (Brazil), Reg. S, 10.00% (cash), 07/27/2025 (v)		100	103
QualityTech LP / QTS Finance Corp., 3.88%, 10/01/2028 (e)		783	837
Qwest Corp., 6.75%, 12/01/2021		1,000	1,024
SoftBank Group Corp., (Japan),
Reg. S, 5.00%, 04/15/2028	EUR	100	133
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		600	606
Sprint Capital Corp.,
6.88%, 11/15/2028		4,366	5,600
8.75%, 03/15/2032		3,385	5,145
Sprint Communications, Inc.,
6.00%, 11/15/2022		100	106
11.50%, 11/15/2021		1,959	2,029
Sprint Corp.,
7.13%, 06/15/2024		400	461
7.25%, 09/15/2021		200	203
7.63%, 02/15/2025		4,000	4,752
7.63%, 03/01/2026		6,671	8,139
7.88%, 09/15/2023		2,885	3,278
Switch Ltd.,
3.75%, 09/15/2028 (e)		1,438	1,456
4.13%, 06/15/2029 (e)		1,333	1,368
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034		2,835	3,271
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	400	695
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	200	233
5.30%, 05/30/2024 (e)		1,172	1,283
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 6 Year + 4.11%), 4.38%, 12/14/2024 (x) (aa)	EUR	300	386
Telesat Canada / Telesat LLC, (Canada), 4.88%, 06/01/2027 (e)		733	707

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
T-Mobile USA, Inc.,
2.63%, 02/15/2029		274	271
2.88%, 02/15/2031		844	838
3.38%, 04/15/2029 (e)		475	490
3.50%, 04/15/2031 (e)		2,370	2,452
4.50%, 02/01/2026		3,500	3,567
4.75%, 02/01/2028		1,000	1,071
Viasat, Inc.,
5.63%, 09/15/2025 (e)		765	779
5.63%, 04/15/2027 (e)		1,185	1,237
6.50%, 07/15/2028 (e)		3,446	3,675
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	200	273
4.75%, 07/15/2031 (e) (w)		385	391
Vodafone Group plc, (United Kingdom),
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	221
Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	122
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (e)		365	376
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		3,962	3,935
6.13%, 03/01/2028 (e)		8,152	8,325

			171,122

Total Communications			408,646

Consumer Cyclical — 14.7%
Airlines — 1.0%
Air France-KLM, (France), Reg. S, 3.88%, 07/01/2026 (w)	EUR	100	117
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		1,030	949
American Airlines, Inc., 11.75%, 07/15/2025 (e)		4,863	6,103
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		1,849	1,957
5.75%, 04/20/2029 (e)		5,000	5,398
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		1,623	1,895
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,560	2,848
Deutsche Lufthansa AG, (Germany), Reg. S, 2.88%, 02/11/2025	EUR	100	120
Finnair Oyj, (Finland), Reg. S, 4.25%, 05/19/2025	EUR	125	151
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e) (e)		1,983	2,132
International Consolidated Airlines Group SA, (Spain),
Reg. S, 1.50%, 07/04/2027	EUR	100	107

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	195

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Airlines — continued
Reg. S, 2.75%, 03/25/2025	EUR	100	119
Reg. S, 3.75%, 03/25/2029	EUR	100	119
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		3,444	3,792
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		674	762
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%, 10/15/2027		3,011	3,342
United Airlines 2020-1 Class B Pass Through Trust, 4.88%, 01/15/2026		58	62
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,565	3,690
4.63%, 04/15/2029 (e)		2,350	2,432

			36,095

Apparel — 0.3%
Crocs, Inc., 4.25%, 03/15/2029 (e)		535	546
Hanesbrands, Inc., 4.63%, 05/15/2024 (e)		500	530
Levi Strauss & Co.,
3.50%, 03/01/2031 (e)		280	278
5.00%, 05/01/2025		200	204
PVH Corp., 4.63%, 07/10/2025		1,590	1,775
Tapestry, Inc., 4.25%, 04/01/2025		1,000	1,088
William Carter Co. (The),
5.50%, 05/15/2025 (e)		686	726
5.63%, 03/15/2027 (e)		1,000	1,052
Wolverine World Wide, Inc.,
5.00%, 09/01/2026 (e)		325	333
6.38%, 05/15/2025 (e)		2,225	2,367

			8,899

Auto Manufacturers — 2.5%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		2,492	2,449
5.88%, 06/01/2029 (e)		1,474	1,614
Daimler Finance North America LLC,
3.65%, 02/22/2024 (e)		2,800	3,004
3.88%, 09/15/2021 (e)		964	971
Ford Motor Co.,
4.75%, 01/15/2043		7,125	7,570
5.29%, 12/08/2046		5,875	6,562
7.40%, 11/01/2046		275	361
8.50%, 04/21/2023		250	279
9.00%, 04/22/2025		8,670	10,689
9.63%, 04/22/2030		750	1,076
Ford Motor Credit Co. LLC,
2.90%, 02/16/2028		623	620
2.98%, 08/03/2022		5,210	5,282
3.38%, 11/13/2025		2,250	2,332
3.82%, 11/02/2027		200	208
4.00%, 11/13/2030		2,468	2,585
4.13%, 08/17/2027		315	334

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
4.13%, 08/04/2025		1,577	1,685
4.39%, 01/08/2026		2,500	2,700
4.54%, 03/06/2025	GBP	100	148
5.11%, 05/03/2029		1,176	1,317
5.13%, 06/16/2025		2,570	2,830
5.58%, 03/18/2024		3,635	3,981
General Motors Co.,
5.40%, 10/02/2023		1,016	1,119
6.13%, 10/01/2025		50	59
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		2,724	2,869
3.15%, 06/30/2022		988	1,012
3.95%, 04/13/2024		681	733
5.10%, 01/17/2024		1,658	1,825
5.20%, 03/20/2023		104	112
5.25%, 03/01/2026		451	521
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	6
Hyundai Capital America,
0.88%, 06/14/2024 (e)		852	848
1.50%, 06/15/2026 (e)		674	669
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 6.88%, 11/15/2026	EUR	100	138
JB Poindexter & Co., Inc., 7.13%, 04/15/2026 (e)		950	1,005
Kia Corp., (South Korea), 1.75%, 10/16/2026 (e)		973	982
Navistar International Corp.,
6.63%, 11/01/2025 (e)		25	26
9.50%, 05/01/2025 (e)		3,775	4,047
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		2,175	2,291
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	200	239
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		3,754	4,048
Tesla, Inc., 5.30%, 08/15/2025 (e)		2,095	2,166
Volkswagen Group of America Finance LLC,
2.90%, 05/13/2022 (e)		222	227
3.35%, 05/13/2025 (e)		1,110	1,198
4.25%, 11/13/2023 (e)		278	300
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	100	128
Reg. S, (EUR Swap Rate 10 Year + 3.37%), 3.88%, 06/14/2027 (x) (aa)	EUR	100	131
Wabash National Corp., 5.50%, 10/01/2025 (e)		349	356

			85,652

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., (Jersey), 4.88%, 08/15/2026 (e)		5,025	5,172
Adient US LLC, 9.00%, 04/15/2025 (e)		427	470
American Axle & Manufacturing, Inc.,
6.25%, 04/01/2025		50	52
6.25%, 03/15/2026		1,675	1,727
6.50%, 04/01/2027		950	1,006
6.88%, 07/01/2028		1,500	1,637
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	300	368
6.25%, 05/15/2026 (e)		1,783	1,899
8.50%, 05/15/2027 (e)		9,488	10,344
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		3,150	3,355
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		1,375	1,293
Dana Financing Luxembourg Sarl, (Luxembourg), 5.75%, 04/15/2025 (e)		75	77
Dana, Inc.,
4.25%, 09/01/2030		425	437
5.38%, 11/15/2027		775	826
5.63%, 06/15/2028		2,541	2,750
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		1,095	1,181
Faurecia SE, (France), Reg. S, 3.75%, 06/15/2028	EUR	100	125
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029 (e)		491	514
5.25%, 07/15/2031 (e)		1,427	1,491
5.63%, 04/30/2033		1,105	1,165
9.50%, 05/31/2025		199	223
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	100	118
IHO Verwaltungs GmbH, (Germany),
4.75% (cash), 09/15/2026 (e) (v)		1,265	1,293
6.00% (cash), 05/15/2027 (e) (v)		325	341
6.38% (cash), 05/15/2029 (e) (v)		1,000	1,090
Meritor, Inc., 4.50%, 12/15/2028 (e)		71	72
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		1,450	1,508
Tenneco, Inc.,
5.13%, 04/15/2029 (e)		2,575	2,646
7.88%, 01/15/2029 (e)		164	185
Titan International, Inc., 7.00%, 04/30/2028 (e)		945	989
ZF Finance GmbH, (Germany),
Reg. S, 2.00%, 05/06/2027	EUR	100	119
Reg. S, 3.75%, 09/21/2028	EUR	100	130
ZF North America Capital, Inc., 4.75%, 04/29/2025 (e)		1,465	1,582

			46,185

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		496	493
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,594	1,632
Core & Main Holdings LP, 8.63% (cash), 09/15/2024 (e) (v)		1,882	1,920
Core & Main LP, 6.13%, 08/15/2025 (e)		7,365	7,512
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		4,554	4,481
IAA, Inc., 5.50%, 06/15/2027 (e)		28	29
KAR Auction Services, Inc., 5.13%, 06/01/2025 (e)		975	1,001

			17,068

Entertainment — 2.8%
Affinity Gaming, 6.88%, 12/15/2027 (e)		1,273	1,351
Bally’s Corp., 6.75%, 06/01/2027 (e)		4,255	4,534
Banijay Group SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	200	245
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		828	854
Caesars Entertainment, Inc.,
6.25%, 07/01/2025 (e)		8,299	8,801
8.13%, 07/01/2027 (e)		6,509	7,239
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.25%, 10/15/2025 (e)		4,405	4,467
5.75%, 07/01/2025 (e)		2,059	2,170
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		875	919
Cedar Fair LP, 5.25%, 07/15/2029		1,125	1,159
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.50%, 05/01/2025 (e)		2,876	3,002
6.50%, 10/01/2028 (e)		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		2,362	2,444
5.50%, 04/01/2027 (e)		161	168
Cinemark USA, Inc., 5.25%, 07/15/2028 (e)		379	388
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	200	238
CPUK Finance Ltd., (Jersey),
Reg. S, 4.50%, 08/28/2027	GBP	100	140
Reg. S, 4.88%, 08/28/2025	GBP	200	280
Everi Holdings, Inc., 5.00%, 07/15/2029 (e) (w) (bb)		438	438
Gamma Bidco SpA, (Italy), Reg. S, 6.25%, 07/15/2025	EUR	100	125
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,500	1,594
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	200	243
4.13%, 04/15/2026 (e)		200	208

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	197

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
5.25%, 01/15/2029 (e)	1,050	1,126
6.25%, 01/15/2027 (e)	1,055	1,203
6.50%, 02/15/2025 (e)	1,250	1,402
Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)	622	650
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)	228	240
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)	200	201
4.75%, 10/15/2027 (e)	906	940
4.88%, 11/01/2024 (e)	412	418
6.50%, 05/15/2027 (e)	2,885	3,202
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)	420	441
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)	2,234	2,237
Mohegan Gaming & Entertainment,
7.88%, 10/15/2024 (e)	200	210
8.00%, 02/01/2026 (e)	1,475	1,541
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)	2,475	2,506
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)	2,761	2,965
Penn National Gaming, Inc.,
4.13%, 07/01/2029 (e) (w)	1,093	1,088
5.63%, 01/15/2027 (e)	3,225	3,350
Powdr Corp., 6.00%, 08/01/2025 (e)	186	195
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/01/2026 (e)	718	728
Scientific Games International, Inc.,
5.00%, 10/15/2025 (e)	396	409
7.00%, 05/15/2028 (e)	818	894
7.25%, 11/15/2029 (e)	575	648
8.25%, 03/15/2026 (e)	5,963	6,395
8.63%, 07/01/2025 (e)	5,683	6,223
Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	850	853
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)	2,994	3,227
Stars Group Holdings BV / Stars Group US Co-Borrower LLC, (Netherlands), 7.00%, 07/15/2026 (e)	1,650	1,711
Vail Resorts, Inc., 6.25%, 05/15/2025 (e)	921	986
WMG Acquisition Corp.,
3.00%, 02/15/2031 (e)	500	474
3.88%, 07/15/2030 (e)	25	25
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)	6,306	6,653
7.75%, 04/15/2025 (e)	1,220	1,314

		95,465

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Food Service — 0.1%
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)	600	615
5.00%, 02/01/2028 (e)	41	43
6.38%, 05/01/2025 (e)	1,501	1,595

		2,253

Home Builders — 1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
6.63%, 01/15/2028 (e)	700	746
6.75%, 08/01/2025 (e)	2,950	3,057
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	2,925	3,064
6.75%, 03/15/2025	2,150	2,220
7.25%, 10/15/2029	1,950	2,165
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	2,563	2,538
5.00%, 06/15/2029 (e)	1,271	1,280
6.25%, 09/15/2027 (e)	5,575	5,889
Century Communities, Inc.,
5.88%, 07/15/2025	752	778
6.75%, 06/01/2027	1,850	1,963
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)	1,540	1,554
5.00%, 03/01/2028 (e)	1,100	1,138
KB Home,
4.00%, 06/15/2031	1,003	1,012
4.80%, 11/15/2029	2,175	2,356
6.88%, 06/15/2027	800	952
Lennar Corp.,
4.50%, 04/30/2024	1,818	1,989
4.75%, 11/15/2022	1,434	1,500
4.75%, 05/30/2025	915	1,026
5.38%, 10/01/2022	1,000	1,056
LGI Homes, Inc.,
4.00%, 07/15/2029 (e)	285	286
6.88%, 07/15/2026 (e)	1,108	1,149
M/I Homes, Inc., 4.95%, 02/01/2028	1,880	1,961
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	3,784	3,866
5.25%, 12/15/2027 (e)	250	261
Meritage Homes Corp.,
5.13%, 06/06/2027	1,375	1,537
6.00%, 06/01/2025	2,575	2,935
Picasso Finance Sub, Inc., 6.13%, 06/15/2025 (e)	1,614	1,706
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028 (e)	1,300	1,336
4.75%, 04/01/2029 (e)	1,150	1,181
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)	1,100	1,158
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	2,752	2,976
5.75%, 01/15/2028 (e)	900	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Home Builders — continued
5.88%, 06/15/2027 (e)		2,922	3,305
6.63%, 07/15/2027 (e)		2,800	2,996
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		175	190
5.70%, 06/15/2028		975	1,075
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		771	796

			66,013

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 04/15/2029 (e)		1,730	1,752
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (e)		633	661

			2,413

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		641	687
Newell Brands, Inc.,
4.88%, 06/01/2025		1,150	1,272
6.00%, 04/01/2046		137	174
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031 (e)		2,073	2,071
4.50%, 10/15/2029		1,927	2,006

			6,210

Leisure Time — 0.7%
Carnival Corp., (Panama),
5.75%, 03/01/2027 (e)		5,143	5,387
9.88%, 08/01/2027 (e)		1,123	1,311
Reg. S, 10.13%, 02/01/2026	EUR	200	277
11.50%, 04/01/2023 (e)		4,900	5,543
Life Time, Inc.,
5.75%, 01/15/2026 (e)		1,408	1,459
8.00%, 04/15/2026 (e)		847	905
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		370	369
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		860	901
10.25%, 02/01/2026 (e)		540	628
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		1,414	1,482
Royal Caribbean Cruises Ltd., (Liberia),
5.50%, 04/01/2028 (e)		2,038	2,135
9.13%, 06/15/2023 (e)		772	847
11.50%, 06/01/2025 (e)		2,170	2,501
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		200	198
6.25%, 05/15/2025 (e)		500	497
7.00%, 02/15/2029 (e)		54	56
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		762	770
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		575	585

			25,851

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — 1.1%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	200	249
Boyd Gaming Corp.,
4.75%, 12/01/2027		3,641	3,768
4.75%, 06/15/2031 (e)		2,765	2,873
8.63%, 06/01/2025 (e)		721	795
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		113	123
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		2,850	2,815
3.75%, 05/01/2029 (e)		1,600	1,612
4.00%, 05/01/2031 (e)		915	923
4.88%, 01/15/2030		1,958	2,090
5.38%, 05/01/2025 (e)		425	447
5.75%, 05/01/2028 (e)		315	341
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		1,567	1,634
Marriott International, Inc., Series EE, 5.75%, 05/01/2025		637	736
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029 (e)		558	566
MGM Resorts International,
4.63%, 09/01/2026		500	528
4.75%, 10/15/2028		3,855	4,096
5.50%, 04/15/2027		1,900	2,085
6.00%, 03/15/2023		465	498
6.75%, 05/01/2025		2,590	2,774
Station Casinos LLC,
4.50%, 02/15/2028 (e)		900	915
5.00%, 10/01/2025 (e)		701	712
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		900	889
Travel + Leisure Co.,
6.60%, 10/01/2025		1,090	1,229
6.63%, 07/31/2026 (e)		754	854
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)		319	331
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)		840	871
Wynn Macau Ltd., (Cayman Islands),
4.88%, 10/01/2024 (e)		750	757
5.13%, 12/15/2029 (e)		525	541
5.50%, 10/01/2027 (e)		1,330	1,383

			37,435

Office Furnishings — 0.0% (g)
Interface, Inc., 5.50%, 12/01/2028 (e)		475	497

Retail — 2.1%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,300	1,284

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	199

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
3.88%, 01/15/2028 (e)		1,182	1,197
4.00%, 10/15/2030 (e)		6,075	5,877
4.38%, 01/15/2028 (e)		1,943	1,970
5.75%, 04/15/2025 (e)		77	81
Academy Ltd., 6.00%, 11/15/2027 (e)		350	374
Ambience Merger Sub, Inc.,
4.88%, 07/15/2028 (e) (w)		175	176
7.13%, 07/15/2029 (e) (w)		759	765
Arcos Dorados Holdings, Inc., (British Virgin Islands),
5.88%, 04/04/2027 (e)		200	210
6.63%, 09/27/2023 (e)		500	548
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028		388	399
4.75%, 03/01/2030		3	3
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		707	725
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029 (e)		356	355
Brinker International, Inc.,
3.88%, 05/15/2023		675	695
5.00%, 10/01/2024 (e)		1,781	1,875
Burger King France SAS, (France), Reg. S, 6.00%, 05/01/2024	EUR	100	121
Caleres, Inc., 6.25%, 08/15/2023		500	501
Carvana Co., 5.50%, 04/15/2027 (e)		999	1,033
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	200	236
eG Global Finance plc, (United Kingdom),
Reg. S, 6.25%, 10/30/2025	EUR	200	243
Reg. S, 6.25%, 03/30/2026	GBP	119	165
6.75%, 02/07/2025 (e)		1,018	1,052
8.50%, 10/30/2025 (e)		1,193	1,262
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,152	2,125
Gap, Inc. (The), 8.88%, 05/15/2027 (e)		275	318
Golden Nugget, Inc., 6.75%, 10/15/2024 (e)		2,205	2,228
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	100	121
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,477	1,483
IRB Holding Corp.,
6.75%, 02/15/2026 (e)		369	382
7.00%, 06/15/2025 (e)		263	284
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
L Brands, Inc.,
6.63%, 10/01/2030 (e)		3	3
6.88%, 11/01/2035		1,441	1,827
9.38%, 07/01/2025 (e)		606	783
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,032	2,048

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		1,351	1,385
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		492	510
Macy’s, Inc., 8.38%, 06/15/2025 (e)		722	795
Marks & Spencer plc, (United Kingdom), Reg. S, 4.50%, 07/10/2027	GBP	100	148
Murphy Oil USA, Inc., 3.75%, 02/15/2031 (e)		150	148
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		2,044	2,177
Park River Holdings, Inc., 5.63%, 02/01/2029 (e)		2,850	2,771
Penske Automotive Group, Inc.,
3.50%, 09/01/2025		438	454
3.75%, 06/15/2029 (e)		252	253
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		2,081	2,161
7.75%, 02/15/2029 (e)		4,357	4,792
Sally Holdings LLC / Sally Capital, Inc.,
5.63%, 12/01/2025		1,250	1,291
8.75%, 04/30/2025 (e)		3,000	3,285
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 09/30/2026 (e)		1,706	1,782
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		1,569	1,604
6.13%, 07/01/2029 (e)		1,841	1,895
Staples, Inc.,
7.50%, 04/15/2026 (e)		2,561	2,657
10.75%, 04/15/2027 (e)		700	712
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.25%, 07/31/2025	GBP	200	289
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,493	1,528
5.88%, 03/01/2027		1,675	1,759
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		1,432	1,475
Tendam Brands SAU, (Spain), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 5.25%, 09/15/2024 (aa)	EUR	100	117
Very Group Funding Plc (The), (United Kingdom), Reg. S, 7.75%, 11/15/2022	GBP	100	139
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		3,310	3,542
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,510	1,562
Yum! Brands, Inc.,
3.63%, 03/15/2031		1,300	1,294
4.63%, 01/31/2032		100	105
4.75%, 01/15/2030 (e)		527	570

			73,952

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
3.38%, 04/01/2026 (e)		630	653
3.75%, 04/01/2029 (e)		776	807
5.45%, 11/01/2041		300	346
6.20%, 10/01/2040		722	890
6.75%, 12/31/2025 (e)		161	169

			2,865

Total Consumer Cyclical			506,853

Consumer Non-cyclical — 12.8%
Agriculture — 0.3%
BAT Capital Corp., 3.22%, 08/15/2024		86	91
BAT International Finance plc, (United Kingdom),
1.67%, 03/25/2026		906	906
3.95%, 06/15/2025 (e)		1,108	1,211
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		1,223	1,287
3.75%, 07/21/2022 (e)		342	351
Reynolds American, Inc., 4.45%, 06/12/2025		332	368
Tereos Finance Groupe I SA, (France), Reg. S, 7.50%, 10/30/2025	EUR	100	127
Vector Group Ltd., 5.75%, 02/01/2029 (e)		2,650	2,706
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		1,342	1,344

			8,391

Beverages — 0.0% (g)
Bacardi Ltd., (Bermuda), 4.45%, 05/15/2025 (e)		223	248
Central American Bottling Corp., (British Virgin Islands), 5.75%, 01/31/2027 (e)		750	783
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (e)		402	403

			1,434

Biotechnology — 0.1%
Royalty Pharma plc, (United Kingdom),
0.75%, 09/02/2023 (e)		2,000	2,006
1.20%, 09/02/2025 (e)		160	158

			2,164

Commercial Services — 3.1%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		800	831
ADT Security Corp. (The), 4.88%, 07/15/2032 (e)		1,581	1,666
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		475	484
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		3,888	3,942

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
6.63%, 07/15/2026 (e)		7,462	7,911
9.75%, 07/15/2027 (e)		6,852	7,546
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		7,469	7,482
Reg. S, 3.63%, 06/01/2028	EUR	117	138
Reg. S, 4.88%, 06/01/2028	GBP	100	137
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		1,875	1,888
4.63%, 10/01/2027 (e)		303	315
APX Group, Inc., 6.75%, 02/15/2027 (e)		1,804	1,921
Autostrade per l’Italia SpA, (Italy), Reg. S, 1.88%, 11/04/2025	EUR	100	123
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		925	950
5.38%, 03/01/2029 (e)		305	318
5.75%, 07/15/2027 (e)		500	521
Avis Budget Finance plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	363
Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		253	257
Brink’s Co. (The), 5.50%, 07/15/2025 (e)		550	583
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		550	549
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,222	2,203
EC Finance plc, (United Kingdom), Reg. S, 2.38%, 11/15/2022	EUR	126	147
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,801	1,810
6.00%, 06/01/2029 (e)		250	248
9.50%, 11/01/2027 (e)		3,383	3,747
Gartner, Inc.,
3.63%, 06/15/2029 (e)		1,326	1,346
3.75%, 10/01/2030 (e)		1,968	2,013
4.50%, 07/01/2028 (e)		928	980
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		899	948
House of Finance NV (The), (Belgium), Reg. S, 4.38%, 07/15/2026	EUR	100	120
IHS Markit Ltd., (Bermuda), 4.13%, 08/01/2023		731	780
Intertrust Group BV, (Netherlands), Reg. S, 3.38%, 11/15/2025	EUR	100	121
IPD 3 BV, (Netherlands), Reg. S, 5.50%, 12/01/2025	EUR	200	247
Jaguar Holding Co. II / PPD Development LP,
4.63%, 06/15/2025 (e)		1,406	1,476
5.00%, 06/15/2028 (e)		1,787	1,937
La Financiere Atalian SASU, (France), Reg. S, 6.63%, 05/15/2025	GBP	100	139
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		166	173

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	201

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Loxam SAS, (France),
Reg. S, 3.75%, 07/15/2026	EUR	100	121
Reg. S, 5.75%, 07/15/2027	EUR	100	123
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		2,998	2,969
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028 (e)		4,098	4,118
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,184	2,279
Nielsen Co. Luxembourg Sarl (The), (Luxembourg), 5.00%, 02/01/2025 (e)		825	849
Nielsen Finance LLC / Nielsen Finance Co.,
4.50%, 07/15/2029 (e)		775	778
4.75%, 07/15/2031 (e)		1,287	1,290
5.63%, 10/01/2028 (e)		3,101	3,277
5.88%, 10/01/2030 (e)		765	833
Prime Security Services Borrower LLC / Prime Finance, Inc.,
3.38%, 08/31/2027 (e)		646	627
5.75%, 04/15/2026 (e)		266	294
6.25%, 01/15/2028 (e)		1,498	1,593
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	200	255
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		2,237	2,433
9.25%, 04/15/2025 (e)		1,841	2,188
Service Corp. International,
3.38%, 08/15/2030		2,072	2,030
4.00%, 05/15/2031		2,194	2,239
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		1,341	1,400
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		750	720
Sotheby’s, 7.38%, 10/15/2027 (e)		2,403	2,592
Square, Inc.,
2.75%, 06/01/2026 (e)		280	285
3.50%, 06/01/2031 (e)		2,483	2,505
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	100	122
Triton Container International Ltd., (Bermuda), 1.15%, 06/07/2024 (e)		223	223
United Rentals North America, Inc.,
3.88%, 02/15/2031		2,100	2,137
4.00%, 07/15/2030		375	386
4.88%, 01/15/2028		4,000	4,245
5.25%, 01/15/2030		1,000	1,096
5.88%, 09/15/2026		1,500	1,552
Verisure Holding AB, (Sweden), Reg. S, 3.25%, 02/15/2027	EUR	100	119
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		5,913	6,231

			108,269

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 4.00%, 04/15/2023	EUR	300	353
Edgewell Personal Care Co., 4.13%, 04/01/2029 (e)		625	631

			984

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		230	234
3.50%, 02/15/2023 (e)		25	26
3.50%, 03/15/2029 (e)		2,891	2,859
4.63%, 01/15/2027 (e)		2,906	3,039
4.88%, 02/15/2030 (e)		968	1,032
5.88%, 02/15/2028 (e)		2,087	2,249
7.50%, 03/15/2026 (e)		1,500	1,646
B&G Foods, Inc., 5.25%, 09/15/2027		2,236	2,329
Bellis Acquisition Co. plc, (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	100	138
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		1,425	1,412
Casino Guichard Perrachon SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 3.99%, 01/31/2024 (x) (aa)	EUR	100	87
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,226	1,271
7.50%, 04/15/2025 (e)		3,616	3,762
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	200	260
Reg. S, 4.63%, 03/15/2025	GBP	100	136
JBS USA LUX SA / JBS USA Finance, Inc., (Multinational), 6.75%, 02/15/2028 (e)		732	804
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.75%, 12/01/2031 (e)		1,985	2,031
5.50%, 01/15/2030 (e)		762	852
6.50%, 04/15/2029 (e)		5,470	6,147
Kraft Heinz Foods Co.,
3.00%, 06/01/2026		758	807
4.25%, 03/01/2031		4,612	5,245
4.38%, 06/01/2046		4,770	5,402
4.88%, 10/01/2049		7,616	9,240
5.00%, 07/15/2035		400	491
5.00%, 06/04/2042		525	641
5.20%, 07/15/2045		4,585	5,686
5.50%, 06/01/2050		5,490	7,130
6.88%, 01/26/2039		1,250	1,795
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		1,000	1,078
Picard Groupe SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.00%), 3.00%, 11/30/2023 (aa)	EUR	200	237
Pilgrim’s Pride Corp.,
4.25%, 04/15/2031 (e)		2,550	2,643
5.88%, 09/30/2027 (e)		1,650	1,757

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,765	1,761
4.63%, 04/15/2030 (e)		1,804	1,831
5.63%, 01/15/2028 (e)		1,216	1,289
5.75%, 03/01/2027 (e)		1,075	1,125
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	100	138
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	200	246
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		881	889
US Foods, Inc., 4.75%, 02/15/2029 (e)		2,738	2,793

			82,538

Healthcare — Products — 0.3%
Avantor Funding, Inc., 4.63%, 07/15/2028 (e)		3,579	3,779
Hologic, Inc., 3.25%, 02/15/2029 (e)		177	175
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
7.25%, 02/01/2028 (e)		3,326	3,633
7.38%, 06/01/2025 (e)		2,066	2,218

			9,805

Healthcare — Services — 4.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		592	617
AHP Health Partners, Inc.,
5.75%, 07/15/2029 (e) (w)		1,240	1,257
9.75%, 07/15/2026 (e)		374	402
Akumin, Inc., (Canada), 7.00%, 11/01/2025 (e)		100	104
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	200	236
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	300	356
3.13%, 02/15/2029 (e)		647	627
5.00%, 07/15/2027 (e)		768	803
Centene Corp.,
2.50%, 03/01/2031		2,618	2,582
3.00%, 10/15/2030		5,845	6,005
4.63%, 12/15/2029		3,046	3,350
5.38%, 06/01/2026 (e)		832	868
5.38%, 08/15/2026 (e)		6,133	6,409
Charles River Laboratories International, Inc.,
3.75%, 03/15/2029 (e)		1,360	1,379
4.00%, 03/15/2031 (e)		942	980
4.25%, 05/01/2028 (e)		405	418
CHS / Community Health Systems, Inc.,
5.63%, 03/15/2027 (e)		672	716
6.00%, 01/15/2029 (e)		601	643
6.63%, 02/15/2025 (e)		5,779	6,111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
8.00%, 03/15/2026 (e)		6,501	7,005
CHS/Community Health Systems, Inc.,
6.13%, 04/01/2030 (e)		993	1,008
6.88%, 04/15/2029 (e)		1,835	1,920
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,675	4,488
4.63%, 06/01/2030 (e)		2,818	2,893
Encompass Health Corp.,
4.50%, 02/01/2028		170	176
4.63%, 04/01/2031		667	715
4.75%, 02/01/2030		1,369	1,455
Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/2022 (e)		276	284
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (e)		736	736
Global Medical Response, Inc., 6.50%, 10/01/2025 (e)		1,450	1,492
HCA, Inc.,
3.50%, 09/01/2030		5,118	5,453
5.25%, 04/15/2025		1,686	1,930
5.25%, 06/15/2026		1,516	1,756
5.38%, 02/01/2025		5,027	5,670
5.38%, 09/01/2026		1,089	1,252
5.63%, 09/01/2028		2,654	3,145
5.88%, 05/01/2023		50	54
5.88%, 02/01/2029		725	875
Indigo Merger Sub, Inc., 2.88%, 07/15/2026 (e) (w)		1,397	1,421
IQVIA, Inc.,
5.00%, 10/15/2026 (e)		897	926
5.00%, 05/15/2027 (e)		480	503
Korian SA, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	100	140
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		790	797
6.75%, 04/15/2025 (e)		1,253	1,333
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		2,538	2,475
MEDNAX, Inc., 6.25%, 01/15/2027 (e)		2,987	3,163
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		1,509	1,571
4.38%, 06/15/2028 (e)		1,256	1,310
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		3,049	3,285
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		6,373	6,859
RP Escrow Issuer LLC, 5.25%, 12/15/2025 (e)		165	172
Select Medical Corp., 6.25%, 08/15/2026 (e)		1,190	1,267
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		2,266	2,311
10.00%, 04/15/2027 (e)		2,798	3,071

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	203

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
Syneos Health, Inc., 3.63%, 01/15/2029 (e)		1,978	1,958
Tenet Healthcare Corp.,
4.25%, 06/01/2029 (e)		5,181	5,246
4.63%, 07/15/2024		525	533
4.63%, 09/01/2024 (e)		1,501	1,540
4.88%, 01/01/2026 (e)		2,276	2,361
5.13%, 11/01/2027 (e)		1,188	1,246
6.13%, 10/01/2028 (e)		14,064	15,003
6.25%, 02/01/2027 (e)		3,775	3,940
7.50%, 04/01/2025 (e)		98	106
US Acute Care Solutions LLC, 6.38%, 03/01/2026 (e)		122	126

			138,833

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		1,275	1,262
Central Garden & Pet Co.,
4.13%, 10/15/2030		834	852
4.13%, 04/30/2031 (e)		300	303
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		704	714
7.00%, 12/31/2027 (e)		1,250	1,255
Ontex Group NV, (Belgium), Reg. S, 3.50%, 07/15/2026 (w)	EUR	100	119
Spectrum Brands, Inc.,
3.88%, 03/15/2031 (e)		349	343
5.50%, 07/15/2030 (e)		1,871	2,016

			6,864

Pharmaceuticals — 2.4%
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		1,186	1,201
6.13%, 08/01/2028 (e)		1,750	1,863
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		2,400	2,609
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		4,462	4,557
5.00%, 01/30/2028 (e)		2,075	1,968
5.00%, 02/15/2029 (e)		2,701	2,519
5.25%, 01/30/2030 (e)		4,297	3,996
5.25%, 02/15/2031 (e)		6,200	5,787
5.75%, 08/15/2027 (e)		1,165	1,237
6.13%, 04/15/2025 (e)		4,287	4,394
6.25%, 02/15/2029 (e)		11,029	10,908
7.00%, 01/15/2028 (e)		2,398	2,470
7.25%, 05/30/2029 (e)		2,500	2,555
9.00%, 12/15/2025 (e)		1,172	1,257
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	593
4.25%, 12/15/2025 (e)		2,940	3,277
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	200	246
5.50%, 01/15/2028 (e)		1,019	1,045

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Diocle Spa, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.88%), 3.88%, 06/30/2026 (aa)	EUR	90	107
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (Multinational),
6.00%, 06/30/2028 (e)		725	489
9.50%, 07/31/2027 (e)		2,228	2,272
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., (Luxembourg), 6.13%, 04/01/2029 (e)		2,761	2,706
Gruenenthal GmbH, (Germany), Reg. S, 3.63%, 11/15/2026	EUR	100	122
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		2,634	2,731
Mylan, Inc., 3.13%, 01/15/2023 (e)		1,950	2,020
Nidda BondCo GmbH, (Germany), Reg. S, 5.00%, 09/30/2025	EUR	100	119
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		2,948	3,006
5.13%, 04/30/2031 (e)		3,704	3,816
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		2,427	2,548
Par Pharmaceutical, Inc., 7.50%, 04/01/2027 (e)		5,810	5,941
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		1,690	1,629
5.13%, 01/15/2028 (e)		50	53
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 10/30/2025	EUR	200	248
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.50%, 03/01/2025	EUR	200	245
6.00%, 01/31/2025	EUR	100	128
Vizient, Inc., 6.25%, 05/15/2027 (e)		935	985

			81,647

Total Consumer Non-cyclical			440,929

Diversified — 0.0% (g)
Holding Companies — Diversified — 0.0% (g)
Stena International SA, (Luxembourg), 6.13%, 02/01/2025 (e)		550	572

Energy — 10.8%
Coal — 0.0% (g)
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		650	692

Energy — Alternate Sources — 0.1%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		1,298	1,357
TerraForm Power Operating LLC,
4.25%, 01/31/2023 (e)		1,550	1,591
4.75%, 01/15/2030 (e)		471	482

			3,430

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — 6.7%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		3,601	3,899
Antero Resources Corp.,
5.00%, 03/01/2025		2,400	2,456
5.38%, 03/01/2030 (e)		2,225	2,271
7.63%, 02/01/2029 (e)		2,952	3,277
8.38%, 07/15/2026 (e)		2,275	2,588
Apache Corp.,
4.25%, 01/15/2030		604	637
4.38%, 10/15/2028		287	306
4.75%, 04/15/2043		2,262	2,310
4.88%, 11/15/2027		1,677	1,816
5.10%, 09/01/2040		1,550	1,624
5.25%, 02/01/2042		78	82
5.35%, 07/01/2049		25	26
7.75%, 12/15/2029		1,450	1,726
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		1,431	1,431
7.00%, 11/01/2026 (e)		4,425	4,629
8.25%, 12/31/2028 (e)		1,875	2,063
9.00%, 11/01/2027 (e)		1,942	2,684
BP Capital Markets plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	100	146
Callon Petroleum Co.,
6.13%, 10/01/2024		1,012	998
6.25%, 04/15/2023		1,570	1,572
8.00%, 08/01/2028 (e) (w)		4,040	4,085
9.00%, 04/01/2025 (e)		4,060	4,425
Cenovus Energy, Inc., (Canada),
3.00%, 08/15/2022		3,026	3,087
3.80%, 09/15/2023		1,987	2,096
5.38%, 07/15/2025		2,081	2,382
Centennial Resource Production LLC, 6.88%, 04/01/2027 (e)		863	882
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)		726	766
5.88%, 02/01/2029 (e)		350	379
Cimarex Energy Co., 4.38%, 06/01/2024		1,255	1,366
Citgo Holding, Inc., 9.25%, 08/01/2024 (e)		1,345	1,372
CITGO Petroleum Corp., 7.00%, 06/15/2025 (e)		699	728
CNX Resources Corp.,
6.00%, 01/15/2029 (e)		1,916	2,072
7.25%, 03/14/2027 (e)		1,275	1,366
Colgate Energy Partners III LLC,
5.88%, 07/01/2029 (e)		2,166	2,244
7.75%, 02/15/2026 (e)		422	463
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		2,829	2,886
6.75%, 03/01/2029 (e)		5,119	5,453
7.50%, 05/15/2025 (e)		1,155	1,198

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Continental Resources, Inc.,
3.80%, 06/01/2024	2,430	2,570
4.90%, 06/01/2044	364	412
5.75%, 01/15/2031 (e)	2,497	2,991
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	450	473
5.63%, 10/15/2025 (e)	6,058	6,270
Devon Energy Corp.,
5.25%, 09/15/2024 (e)	2,188	2,439
5.25%, 10/15/2027 (e)	1,765	1,903
5.88%, 06/15/2028 (e)	32	36
8.25%, 08/01/2023 (e)	569	648
Diamondback Energy, Inc.,
0.90%, 03/24/2023	2,150	2,151
2.88%, 12/01/2024	1,410	1,489
4.75%, 05/31/2025	342	385
5.38%, 05/31/2025	3,500	3,596
Endeavor Energy Resources LP / EER Finance, Inc.,
5.50%, 01/30/2026 (e)	5,184	5,385
5.75%, 01/30/2028 (e)	1,206	1,284
6.63%, 07/15/2025 (e)	1,275	1,364
EQT Corp.,
3.13%, 05/15/2026 (e)	762	779
3.63%, 05/15/2031 (e)	312	325
3.90%, 10/01/2027	3,513	3,763
5.00%, 01/15/2029	969	1,081
8.50%, 02/01/2030	1,085	1,414
Great Western Petroleum LLC / Great Western Finance Corp., 12.00%, 09/01/2025 (e)	68	68
Harvest Operations Corp., (Canada), 1.00%, 04/26/2024 (e)	330	330
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 10/01/2025 (e)	250	254
5.75%, 02/01/2029 (e)	1,348	1,405
6.00%, 02/01/2031 (e)	1,896	2,008
6.25%, 11/01/2028 (e)	1,000	1,062
Independence Energy Finance LLC, 7.25%, 05/01/2026 (e)	2,789	2,929
Indigo Natural Resources LLC, 5.38%, 02/01/2029 (e)	1,898	1,983
Laredo Petroleum, Inc., 9.50%, 01/15/2025	575	606
Lundin Energy Finance BV, (Netherlands), 2.00%, 07/15/2026 (e)	826	828
Matador Resources Co., 5.88%, 09/15/2026	3,990	4,110
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	1,230	1,283
6.50%, 01/15/2025 (e)	2,750	2,847
7.13%, 02/01/2027 (e)	2,299	2,449
Murphy Oil Corp., 6.88%, 08/15/2024	850	869
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	2,300	2,254
7.50%, 01/15/2028 (e)	1,875	1,800
Nabors Industries, Inc., 5.75%, 02/01/2025	2,350	2,162

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	205

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Neptune Energy Bondco plc, (United Kingdom), 6.63%, 05/15/2025 (e)	400	411
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	2,780	2,995
Occidental Petroleum Corp.,
(ICE LIBOR USD 3 Month + 1.45%), 1.61%, 08/15/2022 (aa)	1,810	1,801
2.70%, 02/15/2023	1,357	1,387
2.90%, 08/15/2024	6,379	6,523
3.00%, 02/15/2027	250	248
3.40%, 04/15/2026	50	51
3.50%, 06/15/2025	450	460
3.50%, 08/15/2029	112	112
4.10%, 02/15/2047	1,033	962
4.20%, 03/15/2048	668	625
4.40%, 04/15/2046	2,660	2,555
4.50%, 07/15/2044	2,183	2,101
4.63%, 06/15/2045	2,020	1,969
5.50%, 12/01/2025	1,975	2,181
5.55%, 03/15/2026	61	67
5.88%, 09/01/2025	3,175	3,532
6.13%, 01/01/2031	2,554	2,998
6.20%, 03/15/2040	2,495	2,821
6.45%, 09/15/2036	1,625	1,943
6.63%, 09/01/2030	1,725	2,085
6.95%, 07/01/2024	31	35
7.15%, 05/15/2028	675	769
7.50%, 05/01/2031	1,300	1,638
8.50%, 07/15/2027	1,250	1,574
8.88%, 07/15/2030	850	1,137
Ovintiv, Inc.,
6.50%, 08/15/2034	782	1,032
6.50%, 02/01/2038	150	200
6.63%, 08/15/2037	75	100
7.38%, 11/01/2031	219	291
Parkland Corp., (Canada), 4.50%, 10/01/2029 (e)	1,229	1,249
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2027 (e)	1,178	1,272
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 05/15/2025 (e)	5,274	5,313
PDC Energy, Inc.,
5.75%, 05/15/2026	1,048	1,095
6.13%, 09/15/2024	505	516
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 3.65%), 3.77%, 03/11/2022 (aa)	1,000	1,008
4.25%, 01/15/2025	1,200	1,228
6.88%, 10/16/2025 (e)	191	211
6.88%, 08/04/2026	525	574
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	825	850
Range Resources Corp.,
4.88%, 05/15/2025	2,775	2,872

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
8.25%, 01/15/2029 (e)		436	492
9.25%, 02/01/2026		2,195	2,420
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	300	391
Saudi Arabian Oil Co., (Saudi Arabia),
1.63%, 11/24/2025 (e)		400	404
2.88%, 04/16/2024 (e)		450	474
SM Energy Co.,
5.63%, 06/01/2025		701	694
6.50%, 07/15/2028		1,769	1,817
6.63%, 01/15/2027		67	69
6.75%, 09/15/2026		269	274
10.00%, 01/15/2025 (e)		4,981	5,620
Southwestern Energy Co.,
6.45%, 01/23/2025		20	22
8.38%, 09/15/2028		1,286	1,453
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		650	824
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029 (e)		1,419	1,444
5.50%, 02/15/2026		1,475	1,520
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		800	821
Transocean, Inc., (Cayman Islands), 11.50%, 01/30/2027 (e)		1,200	1,282
Valero Energy Corp.,
1.20%, 03/15/2024		129	130
2.70%, 04/15/2023		556	576
2.85%, 04/15/2025		696	738
3.65%, 03/15/2025		593	646
Vine Energy Holdings LLC, 6.75%, 04/15/2029 (e)		3,273	3,448
Viper Energy Partners LP, 5.38%, 11/01/2027 (e)		547	570

			230,716

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		4,362	4,553
6.88%, 04/01/2027 (e)		1,577	1,674
TechnipFMC plc, (United Kingdom), 6.50%, 02/01/2026 (e)		1,605	1,733
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026		1,734	1,817
6.88%, 09/01/2027		2,904	3,102

			12,879

Pipelines — 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		2,118	2,208

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
5.75%, 03/01/2027 (e)	2,372	2,467
5.75%, 01/15/2028 (e)	3,476	3,658
7.88%, 05/15/2026 (e)	2,756	3,080
Buckeye Partners LP,
5.60%, 10/15/2044	1,033	1,002
5.85%, 11/15/2043	17	17
Cheniere Corpus Christi Holdings LLC,
5.88%, 03/31/2025	2,787	3,195
7.00%, 06/30/2024	1,866	2,138
Cheniere Energy Partners LP,
4.00%, 03/01/2031 (e)	3,907	4,083
4.50%, 10/01/2029	4,071	4,376
Cheniere Energy, Inc., 4.63%, 10/15/2028 (e)	10,726	11,316
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 03/15/2026 (e)	1,150	1,206
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	1,334	1,390
DCP Midstream Operating LP,
5.63%, 07/15/2027	1,000	1,138
6.75%, 09/15/2037 (e)	658	791
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	584	593
4.38%, 06/15/2031 (e)	3,322	3,384
Energy Transfer LP,
4.25%, 03/15/2023	581	609
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	2,157	2,188
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	692	731
EnLink Midstream Partners LP,
4.15%, 06/01/2025	241	252
4.40%, 04/01/2024	879	923
4.85%, 07/15/2026	20	21
5.05%, 04/01/2045	14	12
5.60%, 04/01/2044	1,390	1,258
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	1,735	1,765
4.75%, 01/15/2031 (e)	789	813
5.50%, 07/15/2028	1,625	1,756
6.00%, 07/01/2025 (e)	1,870	2,034
6.50%, 07/01/2027 (e)	1,816	2,025
6.50%, 07/15/2048	600	642
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	242	254
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	375	402
7.00%, 08/01/2027	600	636
Harvest Midstream I LP, 7.50%, 09/01/2028 (e)	531	577
Hess Midstream Operations LP, 5.13%, 06/15/2028 (e)	775	813
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 02/01/2028 (e)	650	665

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
ITT Holdings LLC, 6.50%, 08/01/2029 (e) (w)		1,255	1,282
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)		4,238	4,330
6.75%, 09/15/2025 (e)		4,592	4,713
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)		2,041	2,143
NGPL PipeCo. LLC, 7.77%, 12/15/2037 (e)		1,166	1,663
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023		564	632
NuStar Logistics LP,
5.63%, 04/28/2027		50	54
5.75%, 10/01/2025		728	792
6.00%, 06/01/2026		1,825	1,980
6.38%, 10/01/2030		13	14
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 04/01/2029 (e)		400	425
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)		50	51
6.88%, 04/15/2040 (e)		1,500	1,586
7.50%, 07/15/2038 (e)		1,000	1,105
Rubis Terminal Infra SAS, (France), Reg. S, 5.63%, 05/15/2025	EUR	100	125
Sabine Pass Liquefaction LLC,
5.63%, 04/15/2023		1,354	1,454
5.75%, 05/15/2024		3,792	4,256
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
5.50%, 08/15/2022		275	272
5.75%, 04/15/2025		675	619
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 09/15/2024 (e)		541	548
5.50%, 01/15/2028 (e)		850	865
6.00%, 03/01/2027 (e)		1,438	1,481
6.00%, 12/31/2030 (e)		1,554	1,616
7.50%, 10/01/2025 (e)		816	893
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032 (e)		155	159
4.88%, 02/01/2031 (e)		2,153	2,331
5.38%, 02/01/2027		2,000	2,083
5.50%, 03/01/2030		3,754	4,128
5.88%, 04/15/2026		2,250	2,363
6.50%, 07/15/2027		1,665	1,804
6.88%, 01/15/2029		8	9
Western Midstream Operating LP,
(ICE LIBOR USD 3 Month + 2.10%), 2.29%, 01/13/2023 (aa)		835	831
3.95%, 06/01/2025		1,204	1,251
4.35%, 02/01/2025		1,250	1,321
4.75%, 08/15/2028		700	756
5.30%, 02/01/2030		1,250	1,400
5.30%, 03/01/2048		2,313	2,463

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	207

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pipelines — continued
5.45%, 04/01/2044		2,018	2,174
5.50%, 08/15/2048		251	273
6.50%, 02/01/2050		3,374	3,889

			124,552

Total Energy			372,269

Financial — 9.4%
Banks — 3.1%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		1,879	2,106
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		2,983	3,214
4.75%, 10/12/2023 (e)		3,203	3,479
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (x) (aa)	EUR	200	270
Australia & New Zealand Banking Group Ltd., (Australia),
4.40%, 05/19/2026 (e)		2,114	2,384
4.50%, 03/19/2024 (e)		280	306
Banco BPM SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 5.42%), 5.00%, 09/14/2030 (aa)	EUR	100	130
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	100	119
Bank of America Corp.,
(United States SOFR + 0.41%), 0.52%, 06/14/2024 (aa)		1,114	1,114
(United States SOFR + 1.01%), 1.20%, 10/24/2026 (aa)		1,014	1,005
(United States SOFR + 1.15%), 1.32%, 06/19/2026 (aa)		408	409
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		85	90
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 03/10/2026 (x) (aa)		732	851
Series L, 3.95%, 04/21/2025		279	306
Bank of Cyprus PCL, (Cyprus), Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.50%, 06/24/2027 (aa)	EUR	100	116
Bank of Ireland Group plc, (Ireland), 4.50%, 11/25/2023 (e)		1,589	1,717
BankUnited, Inc., 4.88%, 11/17/2025		864	983
Barclays plc, (United Kingdom),
4.38%, 09/11/2024		200	218
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		2,741	2,811
5.20%, 05/12/2026		720	822
Reg. S, (UK Gilts 5 Year + 6.02%), 6.38%, 12/15/2025 (x) (aa)	GBP	200	310
(UK Gilts 5 Year + 6.58%), 7.13%, 06/15/2025 (x) (aa)	GBP	200	316

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
BBVA Bancomer SA, (Mexico), 4.38%, 04/10/2024 (e)	1,400	1,521
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)	221	218
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)	1,202	1,287
3.70%, 01/12/2026	608	673
3.88%, 03/26/2025	67	74
(CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)	625	638
4.40%, 06/10/2025	1,273	1,422
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)	888	915
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024	748	813
Credit Suisse Group AG, (Switzerland),
(United States SOFR + 0.98%), 1.31%, 02/02/2027 (e) (aa)	276	270
(United States SOFR + 2.04%), 2.19%, 06/05/2026 (e) (aa)	1,106	1,133
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)	388	404
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)	4,689	4,842
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)	1,818	1,936
(CMT Index 5 Year + 3.55%), 4.50%, 09/03/2030 (e) (x) (aa)	220	218
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (x) (aa)	200	219
(CMT Index 5 Year + 4.82%), 6.38%, 08/21/2026 (e) (x) (aa)	1,660	1,848
Reg. S, (USD ICE Swap Rate 5 Year + 4.33%), 7.25%, 09/12/2025 (x) (aa)	400	452
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)	1,172	1,178
1.23%, 06/22/2024 (e)	2,125	2,147
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)	2,585	2,588
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)	1,943	2,068
(CMT Index 1 Year + 1.73%), 5.00%, 01/12/2023 (e) (aa)	221	226
5.38%, 01/12/2024 (e)	3,312	3,673
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)	508	529
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.51%), 0.66%, 09/10/2024 (aa)	1,114	1,112

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		316	338
3.50%, 01/23/2025		79	85
3.50%, 04/01/2025		500	543
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		2,036	2,176
HSBC Bank plc, (United Kingdom), Series 1M, (ICE LIBOR USD 6 Month + 0.25%), 0.42%, 12/31/2021 (x) (aa)		90	84
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.71%), 0.98%, 05/24/2025 (aa)		318	317
4.25%, 03/14/2024		672	728
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		1,568	1,627
ING Groep NV, (Netherlands), (CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	222
Intesa Sanpaolo SpA, (Italy),
3.38%, 01/12/2023 (e)		1,457	1,516
5.02%, 06/26/2024 (e)		1,972	2,146
Reg. S, (EUR Swap Rate 5 Year + 7.19%), 7.75%, 01/11/2027 (x) (aa)	EUR	200	290
Series XR, 3.25%, 09/23/2024 (e)		4,141	4,406
Itau Unibanco Holding SA, (Brazil), 2.90%, 01/24/2023 (e)		800	817
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025		444	499
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		3,034	3,395
Macquarie Group Ltd., (Australia),
(ICE LIBOR USD 3 Month + 1.02%), 1.16%, 11/28/2023 (e) (aa)		1,574	1,590
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		446	442
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (e) (aa)		277	287
Morgan Stanley, (United States SOFR + 0.53%), 0.79%, 05/30/2025 (aa)		1,279	1,274
National Westminster Bank plc, (United Kingdom), Series B, (ICE LIBOR USD 6 Month + 0.25%), 0.50%, 08/14/2021 (x) (aa)		200	199
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		539	553
3.88%, 09/12/2023		607	648
5.13%, 05/28/2024		2,636	2,928
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023		985	1,063
Santander Holdings USA, Inc.,
3.40%, 01/18/2023		621	646
3.45%, 06/02/2025		470	505
3.50%, 06/07/2024		444	475

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.78%), 0.99%, 01/12/2025 (e) (aa)		1,034	1,031
(CMT Index 1 Year + 0.88%), 1.21%, 03/23/2025 (e) (aa)		200	201
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		221	223
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		2,207	2,317
3.20%, 04/17/2025 (e)		682	727
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/2023 (e) (aa)		1,936	1,975
5.20%, 01/26/2024 (e)		585	642
Stichting AK Rabobank Certificaten, (Netherlands), Reg. S, SUB, 2.19% (x)	EUR	118	189
Turkiye Vakiflar Bankasi TAO, (Turkey), 5.75%, 01/30/2023 (e)		1,300	1,338
UBS AG, (Switzerland),
Reg. S, 5.13%, 05/15/2024		2,637	2,907
7.63%, 08/17/2022		4,228	4,548
UBS Group AG, (Switzerland), (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		817	835
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.08%), 3.88%, 06/03/2027 (x) (aa)	EUR	200	227
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	281
7.83%, 12/04/2023 (e)		700	807
Wells Fargo & Co.,
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		336	352
Series BB, (CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		2,300	2,381

			106,260

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	351
3.15%, 02/15/2024		524	550
3.50%, 01/15/2025		662	702
Air Lease Corp., 3.00%, 09/15/2023		2,500	2,613
Aircastle Ltd., (Bermuda),
4.40%, 09/25/2023		448	480
5.00%, 04/01/2023		636	680
5.50%, 02/15/2022		186	191
Alliance Data Systems Corp.,
4.75%, 12/15/2024 (e)		2,080	2,137
7.00%, 01/15/2026 (e)		1,146	1,228
Ally Financial, Inc.,
1.45%, 10/02/2023		80	81
3.88%, 05/21/2024		858	925
4.63%, 03/30/2025		208	233

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	209

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
5.13%, 09/30/2024		2,352	2,650
5.75%, 11/20/2025		2,342	2,690
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029 (e)		385	396
Arrow Global Finance plc, (United Kingdom), Reg. S, 5.13%, 09/15/2024	GBP	200	278
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		354	354
5.50%, 12/15/2024 (e)		1,476	1,669
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		298	297
3.63%, 05/01/2022 (e)		1,848	1,890
4.25%, 04/15/2026 (e)		439	476
5.13%, 10/01/2023 (e)		580	627
Charles Schwab Corp. (The), Series H, (CMT Index 10 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		3,136	3,208
Citigroup Global Markets Holdings, Inc., 0.75%, 06/07/2024		874	870
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	259
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,838	2,026
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	159	220
Reg. S, 5.38%, 02/15/2026	GBP	300	437
Fairstone Financial, Inc., (Canada), 7.88%, 07/15/2024 (e)		1,300	1,355
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	200	247
Reg. S, 7.75%, 11/01/2025	GBP	100	144
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		1,670	1,679
goeasy Ltd., (Canada),
4.38%, 05/01/2026 (e)		675	692
5.38%, 12/01/2024 (e)		700	722
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		2,316	2,160
Intrum AB, (Sweden), Reg. S, 4.88%, 08/15/2025	EUR	300	374
Jerrold Finco plc, (United Kingdom), Reg. S, 5.25%, 01/15/2027	GBP	100	143
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,200	1,196
LPL Holdings, Inc., 4.00%, 03/15/2029 (e)		2,150	2,161
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		1,160	1,154
5.50%, 08/15/2028 (e)		4,576	4,619
Navient Corp.,
4.88%, 03/15/2028		250	251
5.88%, 10/25/2024		740	798

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
6.13%, 03/25/2024	875	944
6.50%, 06/15/2022	1,755	1,830
6.75%, 06/25/2025	426	471
6.75%, 06/15/2026	1,200	1,340
7.25%, 01/25/2022	834	865
7.25%, 09/25/2023	441	487
NFP Corp.,
4.88%, 08/15/2028 (e)	1,008	1,024
6.88%, 08/15/2028 (e)	6,394	6,731
OneMain Finance Corp.,
3.50%, 01/15/2027	1,109	1,117
4.00%, 09/15/2030	829	821
5.38%, 11/15/2029	3,000	3,263
5.63%, 03/15/2023	994	1,064
6.13%, 05/15/2022	350	364
6.13%, 03/15/2024	1,596	1,718
6.63%, 01/15/2028	2,496	2,861
6.88%, 03/15/2025	1,175	1,326
7.13%, 03/15/2026	1,920	2,236
8.25%, 10/01/2023	305	343
8.88%, 06/01/2025	357	396
Park Aerospace Holdings Ltd., (Cayman Islands),
4.50%, 03/15/2023 (e)	1,614	1,696
5.50%, 02/15/2024 (e)	1,590	1,748
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)	925	891
5.38%, 10/15/2025 (e)	890	937
Quicken Loans LLC, 5.25%, 01/15/2028 (e)	1,525	1,601
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.88%, 03/01/2031 (e)	50	50
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)	1,250	1,294
5.50%, 04/15/2029 (e)	699	699

		84,330

Insurance — 1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)	4,663	4,733
6.75%, 10/15/2027 (e)	7,873	8,274
AmWINS Group, Inc., 7.75%, 07/01/2026 (e)	1,924	2,041
Ardonagh Midco 2 plc, (United Kingdom), 11.50% (cash), 01/15/2027 (e) (v)	685	750
AssuredPartners, Inc., 5.63%, 01/15/2029 (e)	1,695	1,695
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)	1,998	2,038
CNO Financial Group, Inc., 5.25%, 05/30/2025	2,028	2,301
F&G Global Funding, 1.75%, 06/30/2026 (e)	416	418

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Insurance — continued
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)		804	926
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	300	437
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		2,067	2,201
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., (Bermuda), 7.63% (cash), 10/15/2025 (e) (v)		567	600
HUB International Ltd., 7.00%, 05/01/2026 (e)		4,633	4,805
Legal & General Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.38%), 5.63%, 03/24/2031 (x) (aa)	GBP	200	310
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	200	247
MGIC Investment Corp., 5.25%, 08/15/2028		300	318
Unipol Gruppo SpA, (Italy), Reg. S, 3.25%, 09/23/2030	EUR	100	133
USI, Inc., 6.88%, 05/01/2025 (e)		1,901	1,925

			34,152

Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
5.25%, 05/15/2027 (e)		1,786	1,846
4.38%, 02/01/2029 (e)		1,293	1,287
6.25%, 05/15/2026		837	888
Owl Rock Technology Finance Corp., 3.75%, 06/17/2026 (e)		145	152

			4,173

Real Estate — 0.5%
ADLER Group SA, (Luxembourg),
Reg. S, 2.75%, 11/13/2026	EUR	100	120
Reg. S, 3.25%, 08/05/2025	EUR	100	122
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	100	123
Canary Wharf Group Investment Holdings plc, (United Kingdom),
Reg. S, 1.75%, 04/07/2026	EUR	100	119
Reg. S, 3.38%, 04/23/2028	GBP	100	140
Citycon OYJ, (Finland), Reg. S, (EUR Swap Rate 5 Year + 4.71%), 4.50%, 11/24/2024 (x) (aa)	EUR	100	123
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		1,303	1,405
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	116
Fastighets AB Balder, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	100	117

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		3,450	3,644
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		1,750	1,799
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	100	117
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	100	123
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		706	706
4.38%, 02/01/2031 (e)		1,607	1,601
5.38%, 08/01/2028 (e)		2,607	2,768
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		2,600	2,522
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 01/15/2029 (e)		522	546

			16,211

REITS — 2.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (e)		16	17
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (e)		592	605
Diversified Healthcare Trust,
4.38%, 03/01/2031		250	239
4.75%, 02/15/2028		3,975	3,915
9.75%, 06/15/2025		1,958	2,169
EPR Properties, 4.75%, 12/15/2026		780	847
ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)		2,645	2,694
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (e)		964	955
GLP Capital LP / GLP Financing II, Inc.,
4.00%, 01/15/2031		57	61
5.25%, 06/01/2025		834	939
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		1,158	1,167
6.00%, 04/15/2025 (e)		1,375	1,449
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	140
Iron Mountain, Inc.,
5.25%, 07/15/2030 (e)		1,511	1,600
5.63%, 07/15/2032 (e)		1,087	1,163
iStar, Inc., 5.50%, 02/15/2026		746	781
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.25%, 02/01/2027 (e)		1,180	1,175
4.75%, 06/15/2029 (e)		498	499
5.25%, 03/15/2022 (e)		1,912	1,921
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
3.88%, 02/15/2029 (e)		1,838	1,866

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	211

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
REITS — continued
4.50%, 09/01/2026	1,210	1,292
4.50%, 01/15/2028	2,440	2,580
4.63%, 06/15/2025 (e)	506	541
5.63%, 05/01/2024	1,818	1,969
5.75%, 02/01/2027	569	633
MPT Operating Partnership LP / MPT Finance Corp.,
3.50%, 03/15/2031	4,544	4,589
4.63%, 08/01/2029	2,085	2,232
5.00%, 10/15/2027	2,507	2,652
5.25%, 08/01/2026	250	258
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
5.88%, 10/01/2028 (e)	1,075	1,145
7.50%, 06/01/2025 (e)	3,550	3,847
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)	793	793
4.75%, 10/15/2027	1,690	1,736
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (e)	917	926
Sabra Health Care LP, 5.13%, 08/15/2026	75	84
SBA Communications Corp.,
3.13%, 02/01/2029 (e)	275	265
3.88%, 02/15/2027	2,568	2,637
4.88%, 09/01/2024	1,605	1,633
Service Properties Trust,
5.50%, 12/15/2027	150	160
7.50%, 09/15/2025	1,524	1,726
SL Green Operating Partnership LP, 3.25%, 10/15/2022	1,060	1,091
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)	2	2
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,
7.13%, 12/15/2024 (e)	535	553
7.88%, 02/15/2025 (e)	5,320	5,686
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)	700	698
6.50%, 02/15/2029 (e)	2,192	2,198
VEREIT Operating Partnership LP, 4.63%, 11/01/2025	736	834
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)	5,843	5,943
4.13%, 08/15/2030 (e)	2,918	2,996
4.25%, 12/01/2026 (e)	2,376	2,472
4.63%, 12/01/2029 (e)	1,200	1,275
Vornado Realty LP, 2.15%, 06/01/2026	135	137
XHR LP, 4.88%, 06/01/2029 (e)	234	242

		80,027

Total Financial		325,153

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Industrial — 7.5%
Aerospace/Defense — 1.9%
BAE Systems plc, (United Kingdom), 4.75%, 10/11/2021 (e)		1,120	1,133
Boeing Co. (The),
2.80%, 03/01/2023		988	1,021
4.51%, 05/01/2023		2,286	2,437
4.88%, 05/01/2025		2,274	2,549
5.15%, 05/01/2030		458	543
5.81%, 05/01/2050		3,485	4,696
5.93%, 05/01/2060		7,623	10,534
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		1,396	1,438
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)		124	130
Rolls-Royce plc, (United Kingdom),
5.75%, 10/15/2027 (e)		2,611	2,876
Reg. S, 5.75%, 10/15/2027	GBP	300	454
Spirit AeroSystems, Inc.,
5.50%, 01/15/2025 (e)		803	853
7.50%, 04/15/2025 (e)		550	587
SSL Robotics LLC, 9.75%, 12/31/2023 (e)		1,832	2,027
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		2,700	2,849
TransDigm, Inc.,
4.63%, 01/15/2029 (e)		2,085	2,086
4.88%, 05/01/2029 (e)		1,104	1,115
5.50%, 11/15/2027		2,300	2,398
6.25%, 03/15/2026 (e)		11,828	12,478
6.38%, 06/15/2026		416	431
7.50%, 03/15/2027		427	454
8.00%, 12/15/2025 (e)		8,458	9,139
Triumph Group, Inc., 8.88%, 06/01/2024 (e)		2,880	3,204

			65,432

Building Materials — 1.0%
APi Group DE, Inc., 4.13%, 07/15/2029 (e)		480	478
Cemex SAB de CV, (Mexico), Reg. S, 3.13%, 03/19/2026	EUR	100	122
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,527	3,783
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (e)		2,337	2,422
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 07/15/2025 (e)		765	824
Griffon Corp., 5.75%, 03/01/2028		2,600	2,762
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	100	131
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,000	1,022
Koppers, Inc., 6.00%, 02/15/2025 (e)		1,400	1,445
Masonite International Corp., (Canada), 5.38%, 02/01/2028 (e)		854	905
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		899	894
7.50%, 10/15/2027 (e)		1,000	1,081

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)		4,621	4,898
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	100	118
3.38%, 01/15/2031 (e)		4,568	4,372
4.38%, 07/15/2030 (e)		3,711	3,827
4.75%, 01/15/2028 (e)		1,325	1,387
5.00%, 02/15/2027 (e)		100	104
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		1,129	1,199
6.50%, 03/15/2027 (e)		850	900
US Concrete, Inc., 5.13%, 03/01/2029 (e)		1,500	1,639
Victors Merger Corp., 6.38%, 05/15/2029 (e)		700	705

			35,018

Electrical Components & Equipments — 0.3%
Belden, Inc., Reg. S, 3.88%, 03/15/2028	EUR	100	124
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		500	500
4.75%, 06/15/2028 (e)		1,558	1,597
WESCO Distribution, Inc.,
5.38%, 06/15/2024		125	127
7.13%, 06/15/2025 (e)		4,856	5,248
7.25%, 06/15/2028 (e)		1,707	1,901

			9,497

Electronics — 0.3%
Atkore, Inc., 4.25%, 06/01/2031 (e)		484	490
Brightstar Escrow Corp., 9.75%, 10/15/2025 (e)		1,250	1,345
Flex Ltd., (Singapore), 3.75%, 02/01/2026		1,000	1,093
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,894	1,948
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		2,130	2,162
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		268	265
4.38%, 02/15/2030 (e)		2,480	2,614

			9,917

Engineering & Construction — 0.3%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	368
AECOM, 5.13%, 03/15/2027		2,325	2,589
Arcosa, Inc., 4.38%, 04/15/2029 (e)		374	380
Brand Industrial Services, Inc., 8.50%, 07/15/2025 (e)		1,477	1,502
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		353	356
Fluor Corp., 3.50%, 12/15/2024		47	50
Heathrow Finance plc, (United Kingdom), Reg. S, SUB, 4.63%, 09/01/2029	GBP	300	427

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
MasTec, Inc., 4.50%, 08/15/2028 (e)		342	360
PowerTeam Services LLC, 9.03%, 12/04/2025 (e)		1,000	1,100
TopBuild Corp., 3.63%, 03/15/2029 (e)		1,425	1,411

			8,543

Environmental Control — 0.4%
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		517	562
Covanta Holding Corp., 5.00%, 09/01/2030		71	75
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		356	355
3.75%, 08/01/2025 (e)		547	562
4.00%, 08/01/2028 (e)		1,770	1,749
4.75%, 06/15/2029 (e)		1,392	1,439
5.13%, 12/15/2026 (e)		1,705	1,804
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,028	1,038
5.88%, 06/30/2029 (e)		2,937	2,989
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028 (w)	EUR	100	118
Stericycle, Inc., 3.88%, 01/15/2029 (e)		176	176
Tervita Corp., (Canada), 11.00%, 12/01/2025 (e)		1,065	1,192
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		1,938	2,000

			14,059

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		1,426	1,451
4.13%, 04/15/2029 (e)		399	406
Terex Corp., 5.00%, 05/15/2029 (e)		2,729	2,845

			4,702

Machinery — Diversified — 0.6%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		114	117
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023		562	606
Colfax Corp., 6.38%, 02/15/2026 (e)		682	720
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		644	661
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		1,401	1,511
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		4,281	4,415
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		523	537
Novafives SAS, (France), Reg. S, 5.00%, 06/15/2025	EUR	100	111
Renk AG/Frankfurt am Main, (Germany), Series JUN, Reg. S, 5.75%, 07/15/2025	EUR	100	123
Sofima Holding SPA, (Italy), Reg. S, 3.75%, 01/15/2028	EUR	100	119

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	213

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery—Diversified — continued
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		1,902	1,971
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	200	248
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		3,754	3,956
Vertical Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	100	126
7.63%, 07/15/2028 (e)		4,040	4,379
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		58	62
4.38%, 08/15/2023		1,117	1,183

			20,845

Metal Fabricate/Hardware — 0.1%
Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)		1,672	1,674

Miscellaneous Manufacturers — 0.7%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,908	1,956
5.63%, 07/01/2027 (e)		122	128
Bombardier, Inc., (Canada),
7.13%, 06/15/2026 (e)		3,484	3,632
7.45%, 05/01/2034 (e)		151	162
7.50%, 12/01/2024 (e)		3,455	3,610
7.50%, 03/15/2025 (e)		1,500	1,542
7.88%, 04/15/2027 (e)		9,241	9,588
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		3,228	3,382

			24,000

Packaging & Containers — 1.6%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		6,932	7,279
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	119
Reg. S, 3.00%, 09/01/2029	EUR	100	118
4.00%, 09/01/2029 (e)		3,641	3,613
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
4.13%, 08/15/2026 (e)		910	939
5.25%, 08/15/2027 (e)		5,580	5,692
6.00%, 02/15/2025 (e)		1,900	1,960
Ball Corp., 2.88%, 08/15/2030		775	761
Berry Global, Inc.,
4.88%, 07/15/2026 (e)		75	79
5.13%, 07/15/2023		1,068	1,069
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 01/15/2023		625	653
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026		146	157

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026		350	363
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025 (e)		175	178
7.88%, 07/15/2026 (e)		2,700	2,808
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		400	431
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		425	436
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,522	1,583
Intertape Polymer Group, Inc., (Canada), 4.38%, 06/15/2029 (e)		502	509
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	100	119
LABL Escrow Issuer LLC,
6.75%, 07/15/2026 (e)		1,014	1,082
10.50%, 07/15/2027 (e)		621	684
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/2024 (e)		2,012	2,032
7.25%, 04/15/2025 (e)		1,175	1,152
OI European Group BV, (Netherlands), Reg. S, 2.88%, 02/15/2025	EUR	100	120
Owens-Brockway Glass Container, Inc.,
5.38%, 01/15/2025 (e)		50	53
6.63%, 05/13/2027 (e)		3,075	3,352
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.00%, 10/15/2027 (e)		825	819
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	94
5.25%, 04/01/2023 (e)		750	793
Trident TPI Holdings, Inc.,
6.63%, 11/01/2025 (e)		25	25
9.25%, 08/01/2024 (e)		1,175	1,228
TriMas Corp., 4.13%, 04/15/2029 (e)		4,900	4,960
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 3.75%, 08/15/2026	EUR	100	120
5.50%, 08/15/2026 (e)		3,420	3,594
8.50%, 08/15/2027 (e)		6,699	7,283

			56,257

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		743	810

Transportation — 0.2%
CMA CGM SA, (France), Reg. S, 7.50%, 01/15/2026	EUR	100	132
Danaos Corp., (Marshall Island), 8.50%, 03/01/2028 (e)		285	312
Getlink SE, (France), Reg. S, 3.50%, 10/30/2025	EUR	100	123

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Transportation — continued
National Express Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (x) (aa)	GBP	100	143
Rumo Luxembourg Sarl, (Luxembourg), 5.88%, 01/18/2025 (e)		400	419
Watco Cos. LLC / Watco Finance Corp., 6.50%, 06/15/2027 (e)		725	776
XPO Logistics, Inc.,
6.13%, 09/01/2023 (e)		150	151
6.25%, 05/01/2025 (e)		4,820	5,140

			7,196

Trucking & Leasing — 0.0% (g)
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		1,416	1,475
6.50%, 10/01/2025 (e)		81	84

			1,559

Total Industrial			259,509

Technology — 4.1%
Computers — 1.6%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		510	527
Austin BidCo., Inc., 7.13%, 12/15/2028 (e)		83	85
Banff Merger Sub, Inc., 9.75%, 09/01/2026 (e)		13,204	13,897
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		1,389	1,417
4.00%, 07/01/2029 (e)		1,384	1,415
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	200	248
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		1,101	1,102
Dell International LLC / EMC Corp.,
4.00%, 07/15/2024		674	733
5.45%, 06/15/2023		4,824	5,233
7.13%, 06/15/2024 (e)		5,310	5,446
Diebold Nixdorf, Inc., 9.38%, 07/15/2025 (e)		175	194
Everi Payments, Inc., 7.50%, 12/15/2025 (e)		2,225	2,310
KBR, Inc., 4.75%, 09/30/2028 (e)		6	6
NCR Corp.,
5.00%, 10/01/2028 (e)		591	611
5.13%, 04/15/2029 (e)		2,622	2,704
5.25%, 10/01/2030 (e)		3,175	3,294
6.13%, 09/01/2029 (e)		1,213	1,322
Science Applications International Corp., 4.88%, 04/01/2028 (e)		817	857
Seagate HDD Cayman, (Cayman Islands),
3.13%, 07/15/2029 (e)		600	581
3.38%, 07/15/2031 (e)		375	363

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Computers — continued
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.,
5.75%, 06/01/2025 (e)		2,130	2,242
6.75%, 06/01/2025 (e)		9,841	10,007

			54,594

Office/Business & Equipments — 0.1%
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029		2,161	2,188
4.13%, 05/01/2025		23	24

			2,212

Semiconductors — 0.6%
ams AG, (Austria), 7.00%, 07/31/2025 (e)		425	458
Broadcom, Inc.,
3.15%, 11/15/2025		1,662	1,783
4.70%, 04/15/2025		146	165
Entegris, Inc.,
3.63%, 05/01/2029 (e)		666	674
4.38%, 04/15/2028 (e)		858	896
Infineon Technologies AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.63%, 01/01/2028 (x) (aa)	EUR	100	131
Microchip Technology, Inc.,
0.97%, 02/15/2024 (e)		889	888
2.67%, 09/01/2023		1,446	1,506
4.25%, 09/01/2025		4,943	5,190
4.33%, 06/01/2023		438	467
NXP BV / NXP Funding LLC, (Multinational), 3.88%, 09/01/2022 (e)		1,008	1,045
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		1,018	1,049
Qorvo, Inc., 3.38%, 04/01/2031 (e)		550	573
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		1,200	1,184
Skyworks Solutions, Inc., 0.90%, 06/01/2023		3,725	3,736
Synaptics, Inc., 4.00%, 06/15/2029 (e)		657	660

			20,405

Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		4,451	4,429
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	377
7.13%, 10/02/2025 (e)		1,551	1,660
9.13%, 03/01/2026 (e)		3,344	3,530
Brunello Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.75%, 02/15/2028 (aa)	EUR	100	118
BY Crown Parent LLC, 7.38%, 10/15/2024 (e)		640	652
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 01/31/2026 (e)		5,812	6,088

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	215

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)	1,348	1,410
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)	3,214	3,266
Clarivate Science Holdings Corp.,
3.88%, 06/30/2028 (e)	1,492	1,500
4.88%, 06/30/2029 (e)	2,870	2,945
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026 (e)	1,502	1,592
10.25%, 02/15/2027 (e)	4,476	4,943
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e) (w) (bb)	1,016	1,016
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (e)	1,374	1,345
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)	1,738	1,736
MSCI, Inc.,
3.63%, 09/01/2030 (e)	1,031	1,053
3.63%, 11/01/2031 (e)	694	712
3.88%, 02/15/2031 (e)	1,022	1,060
Open Text Corp., (Canada), 3.88%, 02/15/2028 (e)	692	701
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)	574	585
Playtika Holding Corp., 4.25%, 03/15/2029 (e)	1,837	1,836
PTC, Inc.,
3.63%, 02/15/2025 (e)	350	361
4.00%, 02/15/2028 (e)	400	413
Rackspace Technology Global, Inc.,
3.50%, 02/15/2028 (e)	975	943
5.38%, 12/01/2028 (e)	2,222	2,280
Rocket Software, Inc., 6.50%, 02/15/2029 (e)	2,764	2,743
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)	5,947	6,302
Twilio, Inc., 3.88%, 03/15/2031	715	734
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)	6,131	6,384
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)	907	901

		63,615

Total Technology		140,826

Utilities — 2.9%
Electric — 2.6%
AES Corp. (The), 3.30%, 07/15/2025 (e)	997	1,064
Alexander Funding Trust, 1.84%, 11/15/2023 (e)	1,472	1,499
American Transmission Systems, Inc., 5.25%, 01/15/2022 (e)	2,500	2,560
Calpine Corp.,
3.75%, 03/01/2031 (e)	1,673	1,593

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
4.50%, 02/15/2028 (e)		2,814	2,870
4.63%, 02/01/2029 (e)		6,568	6,457
5.00%, 02/01/2031 (e)		3,130	3,115
5.13%, 03/15/2028 (e)		8,512	8,672
5.25%, 06/01/2026 (e)		1,044	1,074
Cemig Geracao e Transmissao SA, (Brazil), 9.25%, 12/05/2024 (e)		400	462
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (e)		254	266
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		1,200	1,305
Edison International,
3.13%, 11/15/2022		1,500	1,545
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		1,500	1,511
Electricite de France SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 06/15/2030 (x) (aa)	EUR	600	743
Enel Finance International NV, (Netherlands),
4.25%, 09/14/2023 (e)		2,174	2,342
4.63%, 09/14/2025 (e)		1,672	1,897
FirstEnergy Corp.,
2.05%, 03/01/2025		2,380	2,398
2.65%, 03/01/2030		29	29
Series B, 2.25%, 09/01/2030		24	23
Series B, 4.40%, 07/15/2027		621	675
Series B, 4.75%, 03/15/2023		720	760
Series C, 3.40%, 03/01/2050		348	338
Series C, 5.35%, 07/15/2047		2,203	2,641
FirstEnergy Transmission LLC,
4.55%, 04/01/2049 (e)		36	42
5.45%, 07/15/2044 (e)		1,734	2,166
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		1,525	1,493
3.63%, 02/15/2031 (e)		2,224	2,185
3.75%, 06/15/2024 (e)		1,793	1,911
5.25%, 06/15/2029 (e)		975	1,037
5.75%, 01/15/2028		775	825
6.63%, 01/15/2027		3,557	3,682
7.25%, 05/15/2026		75	78
Orano SA, (France), Reg. S, 2.75%, 03/08/2028	EUR	100	124
Pacific Gas and Electric Co.,
1.37%, 03/10/2023		900	900
3.15%, 01/01/2026		2,350	2,425
3.25%, 06/15/2023		776	802
3.75%, 02/15/2024		1,250	1,311
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,367	1,415
PG&E Corp.,
5.00%, 07/01/2028		3,100	3,134
5.25%, 07/01/2030		3,434	3,467
Pike Corp., 5.50%, 09/01/2028 (e)		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
TransAlta Corp., (Canada), 4.50%, 11/15/2022		800	829
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		2,188	2,310
4.38%, 05/01/2029 (e)		1,920	1,930
5.00%, 07/31/2027 (e)		3,525	3,613
5.50%, 09/01/2026 (e)		4,600	4,744
5.63%, 02/15/2027 (e)		2,088	2,166

			88,433

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,505	1,652
5.63%, 05/20/2024		2,000	2,185
5.75%, 05/20/2027		600	669
5.88%, 08/20/2026		4,170	4,666
Atmos Energy Corp., 0.63%, 03/09/2023		443	443
ONE Gas, Inc.,
0.85%, 03/11/2023		929	930
1.10%, 03/11/2024		1,310	1,311

			11,856

Water — 0.0% (g)
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (e)		499	529
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	268	379

			908

Total Utilities			101,197

Total Corporate Bonds (Cost $2,656,635)			2,680,035

Foreign Government Securities — 0.1%
Egypt Government International Bond, (Egypt), 6.13%, 01/31/2022 (e)		800	817
Kenya Government International Bond, (Kenya), 6.88%, 06/24/2024 (e)		1,000	1,099
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)		800	840

Total Foreign Government Securities (Cost $2,752)			2,756

U.S. Treasury Obligations — 3.0%
U.S. Treasury Notes,
0.13%, 03/31/2023		21,740	21,705
0.13%, 05/31/2023		82,218	82,038

Total U.S. Treasury Obligations (Cost $103,902)			103,743

	SHARES
Preferred Stock — 0.1%
Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring 03/30/2031 (a) (bb) (cc) (Cost $5,117)		5	5,275

SECURITY DESCRIPTION	SHARES	VALUE($)
Loan Assignments — 5.0% (o)
Basic Materials — 0.3%
Chemicals — 0.3%
Alpha 3 BV, Initial Dollar Term Loan, (Netherlands), (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 03/18/2028 (aa)	1,588	1,579
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 08/27/2026 (aa)	443	449
Diamond, Initial USD Term Loan, (Netherlands), (ICE LIBOR USD 3 Month + 3.00%), 3.19%, 09/06/2024 (aa)	2,159	2,146
Lummus Technology Holdings V LLC, 2021 Refinancing Term B Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 06/30/2027 (aa)	1,486	1,476
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 1.43%, 01/17/2023 (aa)	64	64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.63%), 1.80%, 01/17/2025 (aa)	113	112
Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 4.14%, 06/26/2025 (aa)	1,233	1,232
Solenis Holdings LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.50%), 8.64%, 06/26/2026 (aa)	2,256	2,249

Total Basic Materials		9,307

Communications — 0.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 3.69%, 08/21/2026 (aa)	2,827	2,758

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 02/16/2028 (aa)	178	179
Barracuda Networks, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (aa)	827	841
CNT Holdings I Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/08/2027 (aa)	448	448
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 0.98%, 03/15/2024 (aa)	1,750	1,732
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.25%), 6.35%, 02/23/2029 (aa)	109	111
Northwest Fiber LLC, Term B-2 Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.82%, 04/30/2027 (u) (aa)	430	430
Proofpoint, Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.89%, 06/09/2028 (u) (aa)	877	872

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	217

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Loan Assignments — continued
Internet — continued
ProQuest LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 10/23/2026 (u) (aa)	668	667
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 04/04/2025 (aa)	246	245

		5,525

Media — 0.2%
Charter Communications Operating LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 04/30/2025 (u) (aa)	1,820	1,816
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 08/24/2026 (u) (aa)	499	299
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 05/01/2026 (aa)	992	992
Nexstar Broadcasting, Inc., Term A-5 Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 09/19/2024 (u) (aa)	877	872
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 10/04/2023 (aa)	3,024	3,020
Radiate HoldCo LLC, Term B Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 09/25/2026 (aa)	463	463

		7,462

Telecommunications — 0.4%
AT&T, Inc., Advance, (ICE LIBOR USD 1 Month + 1.00%), 1.09%, 03/23/2022 (aa)	1,275	1,273
Connect Finco SARL, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/11/2026 (aa)	738	739
Crown Subsea Communications Holding, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 04/27/2027 (aa)	1,035	1,041
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/01/2027 (aa)	601	602
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 3 Month + 3.25%), 3.43%, 05/27/2024 (aa)	687	659
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, (Luxembourg), 8.63%, 01/02/2024	2,006	2,038
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/10/2024 (aa)	5,314	5,195
Intrado Corp., Incremental Term B-1 Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/2024 (aa)	1,348	1,305

SECURITY DESCRIPTION	SHARES	VALUE($)

Telecommunications — continued
Xplornet Communications, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.85%, 06/10/2027 (aa)	2,144	2,143
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 03/09/2027 (aa)	1,055	1,043

		16,038

Total Communications		31,783

Consumer Cyclical — 0.7%
Airlines — 0.3%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/20/2028 (u) (aa)	3,845	4,005
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (aa)	490	517
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 04/21/2028 (aa)	5,088	5,151

		9,673

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 12/31/2022 (aa)	850	840

Entertainment — 0.0% (g)
Flutter Entertainment plc, USD Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 07/10/2025 (aa)	172	172
Raptor Acquisition Corp., Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/01/2026 (u) (aa)	201	201

		373

Leisure Time — 0.0% (g)
Life Time, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/16/2024 (aa)	1,045	1,047

Lodging — 0.1%
Caesars Resort Collection LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 4.60%, 07/21/2025 (aa)	1,262	1,265
Diamond Resorts International, Inc., 2018 Refinancing Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 09/02/2023 (aa)	716	716
Golden Nugget, Inc., Initial B Term Loan, (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/04/2023 (aa)	910	902
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 06/22/2026 (aa)	1,141	1,131

		4,014

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE($)
Loan Assignments — continued
Retail — 0.3%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), (ICE LIBOR USD 1 Month + 2.00%), 2.07%, 02/03/2024 (aa)	1,041		1,040
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 01/31/2028 (aa)	186		185
IRB Holding Corp., Fourth Amendment Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (aa)	1,861		1,860
LBM Acquisition LLC, Initial Delayed Draw Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (aa)	7		7
LBM Acquisition LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (aa)	45		44
PetSmart LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 02/11/2028 (aa)	3,192		3,193
Staples, Inc., 2019 Refinancing New Term B-1 Loan, (ICE LIBOR USD 3 Month + 5.00%), 5.18%, 04/16/2026 (aa)	506		492
SRS Distribution, (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 05/23/2025 (aa)	—	(h)	—	(h)
White Cap Buyer LLC, Initial Closing Date Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (aa)	2,905		2,908

			9,729

Total Consumer Cyclical			25,676

Consumer Non-cyclical — 0.6%
Commercial Services — 0.2%
Parexel International Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 09/27/2024 (aa)	369		366
Sabre GLBL, Inc., 2020 Other Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027 (aa)	100		100
Sotheby’s, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 01/15/2027 (aa)	192		193
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 08/27/2025 (aa)	5,000		5,008

			5,667

Food — 0.1%
US Foods, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 06/27/2023 (aa)	1,385		1,371

Healthcare — Products — 0.0% (g)
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 06/30/2025 (aa)	845		844

Healthcare — Services — 0.2%
DaVita, Inc., Tranche B-1 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 08/12/2026 (u) (aa)	1,634		1,624

SECURITY DESCRIPTION	SHARES	VALUE($)

Healthcare — Services — continued
Envision Healthcare Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.85%, 10/10/2025 (aa)	2,122	1,812
Gentiva Health Services, Inc., Term B-1 Loan (First Lien), (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 07/02/2025 (u) (aa)	1,037	1,034
ICON Luxembourg S.A.R.L., Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.50%), 3.00%, 06/16/2028 (u) (aa)	357	358
(ICE LIBOR USD 3 Month + 2.50%), 3.25%, 06/16/2028 (u) (aa)	1,434	1,436
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.85%, 11/16/2025 (aa)	592	590
Quorum Health Corp., Term Loan (Exit), (ICE LIBOR USD 3 Month + 8.25%), 9.25%, 04/29/2025 (u) (aa)	670	677
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 01/08/2027 (aa)	292	292

		7,823

Pharmaceuticals — 0.1%
Alphabet Holding Co., Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 09/26/2024 (aa)	793	792
Change Healthcare Holdings LLC, Closing Date Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 03/01/2024 (aa)	1,084	1,083
Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 03/27/2028 (u) (aa)	2,395	2,307
NVA Holdings, Inc., Term A-5 Loan, (ICE LIBOR USD 1 Month + 2.50%), 2.63%, 02/19/2025 (aa)	731	716

		4,898

Total Consumer Non-cyclical		20,603

Energy — 0.2%
Gas & Oil — 0.2%
Ascent Resources Utica Holdings Llc / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 11/01/2025 (u) (aa)	5,059	5,580
Hess Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 2.61%, 03/16/2023 (aa)	762	754

		6,334

Pipelines — 0.0% (g)
Cheniere Corpus Christi Holdings LLC, Tranche 2, (ICE LIBOR USD 3 Month + 1.75%), 1.90%, 06/30/2024 (u) (aa)	754	752

Total Energy		7,086

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	219

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Loan Assignments — continued
Financial — 0.5%
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-3 Loan, (ICE LIBOR USD 3 Month + 1.75%), 2.50%, 01/15/2025 (u) (aa)	852	849
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.75%), 7.50%, 04/07/2028 (aa)	763	780
Delos Finance S.a r.l., New Loan (2018), (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 1.87%, 10/06/2023 (u) (aa)	1,080	1,079

		2,708

Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2020 New Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/05/2027 (u) (aa)	495	495
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 05/09/2025 (aa)	596	589
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 5.35%, 01/31/2028 (aa)	1,794	1,807
Asurion LLC, Replacement B-6 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 11/03/2023 (aa)	1,448	1,440
Hub International Limited, B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 04/25/2025 (aa)	740	740
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 09/03/2026 (aa)	293	294
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 12/31/2025 (aa)	1,830	1,809

		7,174

REITS — 0.2%
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 01/31/2025 (u) (aa)	3,302	3,269
VICI Properties 1 LLC, Term B Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024 (aa)	2,668	2,644

		5,913

Total Financial		15,795

Industrial — 0.6%
Aerospace/Defense — 0.1%
Boeing Co., The, Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 1.37%, 02/07/2022 (aa)	3,929	3,922
Sequa Mezzanine Holdings L.L.C., Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.75%, 11/28/2023 (aa)	291	293

SECURITY DESCRIPTION	SHARES	VALUE($)

Aerospace/Defense — continued
Spirit Aerosystems, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 01/15/2025 (aa)	310	312

		4,527

Building Materials — 0.1%
CP Atlas Buyer, Inc., Term B Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/23/2027 (aa)	628	627
CPG International LLC, New Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 05/05/2024 (aa)	725	724

		1,351

Engineering & Construction — 0.2%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 06/21/2024 (aa)	5,628	5,532

Machinery — Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 03/02/2027 (aa)	449	445

Machinery — Diversified — 0.1%
Titan Acquisition Limited, Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 03/28/2025 (aa)	2,864	2,812

Miscellaneous Manufactur — 0.0% (g)
Momentive Performance Materials, Inc., Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.36%, 05/15/2024 (aa)	507	504

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 04/03/2024 (u) (aa)	1,598	1,559
Owens-Illinois Group, Inc., Tranche A TLA, (ICE LIBOR USD 1 Month + 1.50%), 1.60%, 06/25/2024 (aa)	995	984

		2,543

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.10%, 09/21/2026 (aa)	541	542

Transportation — 0.0% (g)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/06/2028 (aa)	244	244

Total Industrial		18,500

Technology — 1.2%
Computers — 0.3%
Magenta Buyer LLC, Term Loan (First Lien), (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 05/03/2028 (u) (aa)	1,988	1,986
Magenta Buyer LLC, Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 9.00%, 05/03/2029 (u) (aa)	1,262	1,246

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE($)
Loan Assignments — continued
Computers — continued
McAfee LLC, Term B USD Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.85%, 09/30/2024 (u) (aa)	2,785	2,784
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 02/01/2028 (u) (aa)	2,997	3,004

		9,020

Software — 0.9%
Azalea TopCo, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 3.69%, 07/24/2026 (u) (aa)	720	715
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.85%, 10/02/2025 (aa)	1,506	1,497
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (aa)	2,507	2,507
Castle US Holding Corp., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.90%, 01/29/2027 (aa)	1,095	1,080
Dun & Bradstreet Corp., The, Initial Term Borrowing, (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 02/06/2026 (aa)	1,692	1,683
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 07/30/2027 (aa)	1,428	1,426
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/01/2027 (aa)	1,868	1,871
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 03/11/2028 (aa)	407	407
Informatica LLC, Dollar 2020 Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 02/25/2027 (aa)	1,666	1,654
Informatica LLC, Initial Loan (Second Lien), 7.13%, 02/25/2025	558	569
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 06/13/2024 (u) (aa)	1,997	1,965
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 8.25%, 06/13/2025 (aa)	1,000	1,010
Mitchell International, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 11/29/2024 (aa)	890	881
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/18/2028 (aa)	180	179
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 06/02/2028 (u) (aa)	1,394	1,397

SECURITY DESCRIPTION	SHARES			VALUE($)

Software — continued
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 04/26/2024 (aa)		277		277
Rackspace Technology Global, Inc., 2021 Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 02/15/2028 (aa)		794		789
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 04/24/2028 (aa)		1,707		1,701
Renaissance Holding Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 05/30/2025 (aa)		420		415
Salesforce.com, Inc., Delayed Term Loan, (ICE LIBOR USD 1 Month + 0.75%), 0.84%, 12/23/2023 (u) (aa)		1,118		1,116
Sophia, L.P., Closing Date Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.90%, 10/07/2027 (aa)		3,889		3,890
TIBCO Software, Inc., Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.25%), 7.36%, 03/03/2028 (aa)		455		461
UKG, Inc., 2021 Incremental Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 05/04/2026 (aa)		443		443
UKG, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.85%, 05/04/2026 (aa)		792		792
Veritas US, Inc., Dollar Term B-2021 Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 09/01/2025 (aa)		3,643		3,662

				32,387

Total Technology				41,407

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 07/30/2026 (aa)		1,489		1,315

Total Loan Assignments (Cost $171,812)				171,472

Short-Term Investments — 3.3%
Commercial Papers — 0.2%
Enel Finance America LLC, 0.45%, 02/04/2022 (e) (n)		1,000		998
Jabil, Inc.,
0.47%, 07/01/2021 (e) (n)		3,934		3,934
0.48%, 07/06/2021 (e) (n)		2,146		2,146

Total Commercial Papers				7,078

Time Deposits — 2.8%
BNP Paribas SA,
(1.83%), 07/01/2021	CHF	—	(h)	1
(0.78%), 07/01/2021	EUR	149		177

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	221

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Short-Term Investments — continued
Time Deposits — continued
0.01%, 07/01/2021		52,892	52,892
Citibank NA,
0.01%, 07/01/2021	GBP	218	300
0.01%, 07/01/2021		42,769	42,769

Total Time Deposits			96,139

SECURITY DESCRIPTION	SHARES	VALUE($)

U.S. Treasury Obligation — 0.3%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	11,750	11,750

Total Short-Term Investments (Cost $114,967)		114,967

Total Investments — 99.8% (Cost — $3,420,218)*		3,445,885

Other Assets in Excess of Liabilities — 0.2%		5,912

NET ASSETS — 100.0%		$3,451,797

Percentages indicated are based on net assets

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro Schatz	2	09/2021	EUR	266	— (h)
U.S. Treasury 10 Year Note	127	09/2021	USD	16,778	49
U.S. Treasury 2 Year Note	849	09/2021	USD	187,366	(314)
U.S. Treasury 5 Year Note	330	09/2021	USD	40,863	(131)
U.S. Treasury Long Bond	45	09/2021	USD	7,031	203

					(193)

Short Contracts
Euro BOBL	(1)	09/2021	EUR	(159)	— (h)
Euro Bund	(3)	09/2021	EUR	(610)	(4)
Long Gilt	(2)	09/2021	GBP	(353)	(2)
U.S. Treasury 10 Year Note	(4)	09/2021	USD	(528)	(2)
U.S. Treasury 5 Year Note	(609)	09/2021	USD	(75,427)	259
U.S. Treasury Ultra Bond	(73)	09/2021	USD	(13,407)	(660)

					(409)

Total unrealized appreciation (depreciation)					(602)

Forward foreign currency exchange contracts outstanding as of June 30, 2021:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	380	EUR	311	HSBC Bank Plc	07/02/2021	11
USD	226	CHF	202	Morgan Stanley & Co.	09/15/2021	7
USD	25,423	EUR	20,972	BNP Paribas	09/15/2021	516
USD	95	EUR	78	Morgan Stanley & Co.	09/15/2021	2
USD	292	GBP	206	Bank of America, NA	09/15/2021	7
USD	130	GBP	92	Bank of America, NA	09/15/2021	2
USD	7,179	GBP	5,080	Citibank, NA	09/15/2021	150
USD	140	GBP	99	Morgan Stanley & Co.	09/15/2021	3

Total unrealized appreciation						698

USD	369	EUR	311	Citibank, NA	08/03/2021	(—)	(h)

Net unrealized appreciation (depreciation)						698

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2021

Over the Counter (“OTC”) Credit default swap contracts outstanding — sell protection (1) of June 30, 2021:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Adler Real Estate AG, 1.50%, 12/06/2021	5.00%	Quarterly	Morgan Stanley	12/20/2025	2.19	EUR	30	5	(1)		4
CMA CGM SA, 7.50%, 01/15/2026	5.00%	Quarterly	Goldman Sachs	6/20/2026	3.37	EUR	10	1	(—	)(h)	1

Total								6	(1)		5

Centrally Cleared Credit default swap contracts outstanding — sell protection (1) as of June 30, 2021:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/26	2.74	USD	22,325	2,180	120	2,300

Total							2,180	120	2,300

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2021.
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(n)	— The rate shown is the effective yield as of June 30, 2021.
(u)	— All or a portion of the security is unsettled as of June 30, 2021. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	223

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2021.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2021.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$552,887
Cash	—	(a)
Foreign currency, at value	3
Deposits at broker for futures contracts	299
Deposits at broker for centrally cleared swaps	243
Prepaid expenses	1
Receivables:
Investment securities sold	1,056
Fund shares sold	383
Interest and dividends from non-affiliates	1,825
Variation margin on futures contracts	19
Variation margin on centrally cleared swaps (net upfront receipts of $257)	11
Unrealized appreciation on forward foreign currency exchange contracts	856

Total Assets	557,583

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	537
Investment securities purchased	4,437
Fund shares redeemed	175
Unrealized depreciation on forward foreign currency exchange contracts	24
Accrued liabilities:
Investment advisory fees	52
Administration fees	20
Custodian and accounting fees	32
Trustees’ fees	6
Registration and filing fees	2
Other	49

Total Liabilities	5,334

Net Assets	$552,249

NET ASSETS:
Paid-in capital	$555,366
Total distributable earnings (loss)	(3,117)

Total Net Assets	$552,249

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	55,137
Net Asset Value, offering and redemption price per share (b):	$10.02
Cost of investments in non-affiliates	$551,577
Cost of foreign currency	3

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	225

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$599,177
Cash	12
Foreign currency, at value	10
Deposits at broker for futures contracts	335
Deposits at broker for centrally cleared swaps	298
Prepaid expenses	1
Receivables:
Fund shares sold	388
Interest and dividends from non-affiliates	4,699
Variation margin on futures contracts	12
Variation margin on centrally cleared swaps (net upfront receipts of $331)	6
Unrealized appreciation on forward foreign currency exchange contracts	602

Total Assets	605,540

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	536
Investment securities purchased	3,906
Fund shares redeemed	304
Unrealized depreciation on forward foreign currency exchange contracts	26
Accrued liabilities:
Investment advisory fees	47
Administration fees	25
Custodian and accounting fees	28
Trustees’ fees	6
Registration and filing fees	5
Other	42

Total Liabilities	4,925

Net Assets	$600,615

NET ASSETS:
Paid-in capital	$602,992
Total distributable earnings (loss)	(2,377)

Total Net Assets	$600,615

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	60,057
Net Asset Value, offering and redemption price per share (a):	$10.00
Cost of investments in non-affiliates	$596,813
Cost of foreign currency	10

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$18,189,155
Cash	24
Deposits at broker for futures contracts	6,088
Prepaid expenses	2
Receivables:
Fund shares sold	6,714
Interest and dividends from non-affiliates	11,182
Tax reclaims	105
Variation margin on futures contracts	62

Total Assets	18,213,332

LIABILITIES:
Payables:
Investment securities purchased	30,241
Fund shares redeemed	7,927
Accrued liabilities:
Investment advisory fees	564
Administration fees	95
Custodian and accounting fees	56
Trustees’ fees	64
Registration and filing fees	143
Other	250

Total Liabilities	39,340

Net Assets	$18,173,992

NET ASSETS:
Paid-in capital	$12,033,085
Total distributable earnings (loss)	6,140,907

Total Net Assets	$18,173,992

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,134,928
Net Asset Value, offering and redemption price per share (a):	$16.01
Cost of investments in non-affiliates	$13,886,374

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	227

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$11,401,523
Foreign currency, at value	895
Deposits at broker for futures contracts	14,681
Prepaid expenses	9
Receivables:
Investment securities sold	—	(a)
Fund shares sold	5,443
Interest and dividends from non-affiliates	12,249
Tax reclaims	33,646

Total Assets	11,468,446

LIABILITIES:
Payables:
Due to custodian — cash	73
Investment securities purchased	16,666
Fund shares redeemed	3,767
Variation margin on futures contracts	1,614
Accrued liabilities:
Investment advisory fees	474
Administration fees	94
Custodian and accounting fees	578
Trustees’ fees	39
Registration and filing fees	6
Other	228

Total Liabilities	23,539

Net Assets	$11,444,907

NET ASSETS:
Paid-in capital	$10,016,131
Total distributable earnings (loss)	1,428,776

Total Net Assets	$11,444,907

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,038,529
Net Asset Value, offering and redemption price per share (b):	$11.02
Cost of investments in non-affiliates	$9,940,003
Cost of foreign currency	895

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$7,821,263
Repurchase agreements, at value	56,100
Cash	3
Foreign currency, at value	2,916
Deposits at broker for futures contracts	1,976
Deposits at broker for centrally cleared swaps	2,902
Prepaid expenses	2
Receivables:
Investment securities sold	38,400
Investment securities sold — delayed delivery securities	814,059
Fund shares sold	4,594
Interest and dividends from non-affiliates	35,787
Variation margin on futures contracts	115
Variation margin on centrally cleared swaps (net upfront receipts of $1,593)	669
Unrealized appreciation on forward foreign currency exchange contracts	100,925

Total Assets	8,879,711

LIABILITIES:
Payables:
Securities sold short, at value	292,163
Deposits from broker for OTC contracts	13,124
Deposits from broker for delayed delivery securities	280
Interest expense	16
Investment securities purchased	151,504
Investment securities purchased — delayed delivery securities	1,287,781
Fund shares redeemed	2,484
Outstanding options written, at fair value	542
Unrealized depreciation on forward foreign currency exchange contracts	14,894
Outstanding OTC swap contracts, at value (net upfront receipts of $-(a))	61
Accrued liabilities:
Investment advisory fees	348
Administration fees	88
Custodian and accounting fees	571
Trustees’ fees	32
Registration and filing fees	139
Other	89

Total Liabilities	1,764,116

Net Assets	$7,115,595

NET ASSETS:
Paid-in capital	$7,202,305
Total distributable earnings (loss)	(86,710)

Total Net Assets	$7,115,595

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	707,414
Net Asset Value, offering and redemption price per share (b):	$10.06
Cost of investments in non-affiliates	$7,910,752
Cost of repurchase agreements	56,100
Cost of foreign currency	2,916
Proceeds from securities sold short	(292,446)
Premiums received from options written	(677)

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	229

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$5,803,625
Cash	3
Deposits at broker for futures contracts	458
Prepaid expenses	2
Receivables:
Investment securities sold	2,760
Fund shares sold	3,781
Interest and dividends from non-affiliates	55,110

Total Assets	5,865,739

LIABILITIES:
Payables:
Investment securities purchased	123,560
Fund shares redeemed	3,031
Variation margin on futures contracts	1
Accrued liabilities:
Investment advisory fees	489
Administration fees	98
Custodian and accounting fees	87
Trustees’ fees	18
Registration and filing fees	49
Other	80

Total Liabilities	127,413

Net Assets	$5,738,326

NET ASSETS:
Paid-in capital	$5,667,672
Total distributable earnings (loss)	70,654

Total Net Assets	$5,738,326

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	547,293
Net Asset Value, offering and redemption price per share (a):	$10.48
Cost of investments in non-affiliates	$5,733,812

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$3,445,885
Cash	2
Deposits at broker for futures contracts	703
Deposits at broker for centrally cleared swaps	1,910
Deferred offering costs	11
Receivables:
Investment securities sold	27,667
Fund shares sold	2,238
Interest and dividends from non-affiliates	40,699
Variation margin on futures contracts	263
Unrealized appreciation on forward foreign currency exchange contracts	698
Outstanding OTC swap contracts, at value (net upfront payments of $6)	5

Total Assets	3,520,081

LIABILITIES:
Payables:
Due to custodian — foreign currency	—	(a)
Investment securities purchased	66,575
Fund shares redeemed	866
Variation margin on centrally cleared swaps (net upfront payments of $2,180)	5
Unrealized depreciation on forward foreign currency exchange contracts	—	(a)
Accrued liabilities:
Investment advisory fees	539
Administration fees	42
Custodian and accounting fees	74
Trustees’ fees	1
Registration and filing fees	125
Other	57

Total Liabilities	68,284

Net Assets	$3,451,797

NET ASSETS:
Paid-in capital	$3,424,106
Total distributable earnings (loss)	27,691

Total Net Assets	$3,451,797

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	333,519
Net Asset Value, offering and redemption price per share (b):	$10.35
Cost of investments in non-affiliates	$3,420,218

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	231

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,648

Total investment income	2,648

EXPENSES:
Investment advisory fees	661
Administration fees	33
Custodian and accounting fees	59
Professional fees	37
Trustees’ fees	7
Registration and filing fees	12
Transfer agency fees	14
Other	9

Total expenses	832

Less advisory fees waived	(354)

Net expenses	478

Net investment income (loss)	2,170

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(602)
Futures contracts	274
Foreign currency transactions	352
Forward foreign currency exchange contracts	(104)
Swaps	(91)

Net realized gain (loss)	(171)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(2,339)
Futures contracts	(336)
Foreign currency translations	(153)
Forward foreign currency exchange contracts	2,203
Swaps	22

Change in net unrealized appreciation (depreciation)	(603)

Net realized/unrealized gains (losses)	(774)

Change in net assets resulting from operations	$1,396

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,645

Total investment income	2,645

EXPENSES:
Investment advisory fees	718
Administration fees	36
Custodian and accounting fees	52
Professional fees	28
Trustees’ fees	8
Printing and mailing costs	3
Registration and filing fees	11
Transfer agency fees	14
Other	5

Total expenses	875

Less advisory fees waived	(445)

Net expenses	430

Net investment income (loss)	2,215

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	756
Futures contracts	324
Foreign currency transactions	(331)
Forward foreign currency exchange contracts	(1,000)
Swaps	(112)

Net realized gain (loss)	(363)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,388)
Futures contracts	(392)
Foreign currency translations	(21)
Forward foreign currency exchange contracts	1,037
Swaps	20

Change in net unrealized appreciation (depreciation)	(744)

Net realized/unrealized gains (losses)	(1,107)

Change in net assets resulting from operations	$1,108

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	233

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4
Dividend income from non-affiliates	111,494
Foreign taxes withheld	(26)

Total investment income	111,472

EXPENSES:
Investment advisory fees	19,849
Administration fees	193
Custodian and accounting fees	194
Professional fees	127
Trustees’ fees	197
Printing and mailing costs	3
Registration and filing fees	152
Transfer agency fees	14
Interest expense	5
Other	26

Total expenses	20,760

Less advisory fees waived	(16,689)

Net expenses	4,071

Net investment income (loss)	107,401

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	1,534,295
Futures contracts	14,687

Net realized gain (loss)	1,548,982

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,123,017
Futures contracts	628

Change in net unrealized appreciation (depreciation)	1,123,645

Net realized/unrealized gains (losses)	2,672,627

Change in net assets resulting from operations	$2,780,028

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	— (a)
Dividend income from non-affiliates	238,691
Foreign taxes withheld	(28,351)

Total investment income	210,340

EXPENSES:
Investment advisory fees	12,299
Administration fees	190
Custodian and accounting fees	1,325
Professional fees	129
Trustees’ fees	124
Printing and mailing costs	4
Registration and filing fees	103
Transfer agency fees	14
Interest expense	602
Other	33

Total expenses	14,823

Less advisory fees waived	(9,850)

Net expenses	4,973

Net investment income (loss)	205,367

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	477,335
Futures contracts	26,304
Foreign currency transactions	298
Forward foreign currency exchange contracts	1,443

Net realized gain (loss)	505,380

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	239,835
Futures contracts	(3,056)
Foreign currency translations	(5,335)

Change in net unrealized appreciation (depreciation)	231,444

Net realized/unrealized gains (losses)	736,824

Change in net assets resulting from operations	$942,191

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	235

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,632
Foreign taxes withheld	(434)

Total investment income	32,198

EXPENSES:
Investment advisory fees	8,477
Administration fees	193
Custodian and accounting fees	1,106
Professional fees	82
Trustees’ fees	95
Printing and mailing costs	— (a)
Registration and filing fees	5
Transfer agency fees	14
Offering costs	55
Interest expense	32
Other	17

Total expenses	10,076

Less advisory fees waived	(6,447)

Net expenses	3,629

Net investment income (loss)	28,569

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(5,436)
Futures contracts	637
Securities sold short	1,406
Foreign currency transactions	(13,019)
Forward foreign currency exchange contracts	4,693
Swaps	(12)

Net realized gain (loss)	(11,731)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(218,863)
Futures contracts	840
Options written	135
Foreign currency translations	(5,705)
Forward foreign currency exchange contracts	147,374
Securities sold short	1,867
Swaps	(328)

Change in net unrealized appreciation (depreciation)	(74,680)

Net realized/unrealized gains (losses)	(86,411)

Change in net assets resulting from operations	$(57,842)

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$31,087

Total investment income	31,087

EXPENSES:
Investment advisory fees	6,661
Administration fees	188
Custodian and accounting fees	220
Professional fees	64
Trustees’ fees	71
Printing and mailing costs	5
Registration and filing fees	16
Transfer agency fees	13
Offering costs	47
Other	10

Total expenses	7,295

Less advisory fees waived	(3,871)

Net expenses	3,424

Net investment income (loss)	27,663

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	2,173
Futures contracts	(915)

Net realized gain (loss)	1,258

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	20,071
Futures contracts	(449)

Change in net unrealized appreciation (depreciation)	19,622

Net realized/unrealized gains (losses)	20,880

Change in net assets resulting from operations	$48,543

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	237

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$47,229
Dividend income from non-affiliates	253
Foreign taxes withheld	(67)

Total investment income	47,415

EXPENSES:
Investment advisory fees	10,129
Administration fees	84
Custodian and accounting fees	198
Professional fees	121
Trustees’ fees	30
Printing and mailing costs	15
Registration and filing fees	104
Transfer agency fees	14
Offering costs	73
Other	7

Total expenses	10,775

Less advisory fees waived	(7,473)

Net expenses	3,302

Net investment income (loss)	44,113

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(65)
Futures contracts	2,360
Foreign currency transactions	12
Forward foreign currency exchange contracts	(95)
Swaps	960

Net realized gain (loss)	3,172

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	11,062
Futures contracts	(646)
Foreign currency translations	(12)
Forward foreign currency exchange contracts	769
Swaps	(102)

Change in net unrealized appreciation (depreciation)	11,071

Net realized/unrealized gains (losses)	14,243

Change in net assets resulting from operations	$58,356

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Six Months Ended 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,170	$12,057
Net realized gain (loss)	(171)	2,163
Change in net unrealized appreciation (depreciation)	(603)	(618)

Change in net assets resulting from operations	1,396	13,602

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,346)	(13,072)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,671	(684,169)

NET ASSETS:
Change in net assets	35,721	(683,639)
Beginning of period	516,528	1,200,167

End of period	$552,249	$516,528

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$65,255	$125,901
Distributions reinvested	2,346	13,072
Cost of shares redeemed	(30,930)	(823,142)

Total change in net assets resulting from capital transactions	$36,671	$(684,169)

SHARE TRANSACTIONS:
Issued	6,505	12,585
Reinvested	234	1,309
Redeemed	(3,083)	(82,592)

Change in Shares	3,656	(68,698)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	239

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Tax Aware Ultra Short Duration Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,215	$11,491
Net realized gain (loss)	(363)	2,902
Change in net unrealized appreciation (depreciation)	(744)	(716)

Change in net assets resulting from operations	1,108	13,677

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,996)	(12,744)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,677	(787,847)

NET ASSETS:
Change in net assets	31,789	(786,914)
Beginning of period	568,826	1,355,740

End of period	$600,615	$568,826

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$73,764	$154,132
Distributions reinvested	1,996	12,744
Cost of shares redeemed	(43,083)	(954,723)

Total change in net assets resulting from capital transactions	$32,677	$(787,847)

SHARE TRANSACTIONS:
Issued	7,363	15,408
Reinvested	199	1,277
Redeemed	(4,299)	(95,727)

Change in Shares	3,263	(79,042)

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles U.S. Unconstrained Equity Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$107,401	$198,563
Net realized gain (loss)	1,548,982	883,137
Change in net unrealized appreciation (depreciation)	1,123,645	1,835,845

Change in net assets resulting from operations	2,780,028	2,917,545

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(710,202)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,329,546	(379,993)

NET ASSETS:
Change in net assets	5,109,574	1,827,350
Beginning of period	13,064,418	11,237,068

End of period	$18,173,992	$13,064,418

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,235,207	$1,742,825
Distributions reinvested	—	710,202
Cost of shares redeemed	(905,661)	(2,833,020)

Total change in net assets resulting from capital transactions	$2,329,546	$(379,993)

SHARE TRANSACTIONS:
Issued	224,591	151,713
Reinvested	—	53,238
Redeemed	(61,502)	(243,375)

Change in Shares	163,089	(38,424)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	241

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Six Months Ended, June 30, 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$205,367	$155,850
Net realized gain (loss)	505,380	(743,794)
Change in net unrealized appreciation (depreciation)	231,444	1,009,048

Change in net assets resulting from operations	942,191	421,104

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(156,694)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,881,078	3,001,643

NET ASSETS:
Change in net assets	2,823,269	3,266,053
Beginning of period	8,621,638	5,355,585

End of period	$11,444,907	$8,621,638

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,273,754	$4,422,231
Distributions reinvested	—	156,694
Cost of shares redeemed	(392,676)	(1,577,282)

Total change in net assets resulting from capital transactions	$1,881,078	$3,001,643

SHARE TRANSACTIONS:
Issued	212,112	479,556
Reinvested	—	15,908
Redeemed	(37,188)	(190,455)

Change in Shares	174,924	305,009

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles Global Bond Fund
	Six Months Ended June 30, 2021	Period Ended December 31, 2020*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,569	$12,333
Net realized gain (loss)	(11,731)	(43,503)
Change in net unrealized appreciation (depreciation)	(74,680)	68,324

Change in net assets resulting from operations	(57,842)	37,154

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(38,113)	(27,909)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	591,842	6,610,463

NET ASSETS:
Change in net assets	495,887	6,619,708
Beginning of period	6,619,708	—

End of period	$7,115,595	$6,619,708

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$954,489	$6,824,832
Distributions reinvested	38,113	27,909
Cost of shares redeemed	(400,760)	(242,278)

Total change in net assets resulting from capital transactions	$591,842	$6,610,463

SHARE TRANSACTIONS:
Issued	94,682	669,761
Reinvested	3,793	2,737
Redeemed	(39,792)	(23,767)

Change in Shares	58,683	648,731

*	Six Circles Global Bond Fund was launched on May 19, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	243

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
	Six Months Ended June 30, 2021	Period Ended December 31, 2020*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,663	$8,224
Net realized gain (loss)	1,258	107
Change in net unrealized appreciation (depreciation)	19,622	49,976

Change in net assets resulting from operations	48,543	58,307

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(27,720)	(8,476)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	687,853	4,979,819

NET ASSETS:
Change in net assets	708,676	5,029,650
Beginning of period	5,029,650	—

End of period	$5,738,326	$5,029,650

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$973,521	$5,104,736
Distributions reinvested	27,720	8,476
Cost of shares redeemed	(313,388)	(133,393)

Total change in net assets resulting from capital transactions	$687,853	$4,979,819

SHARE TRANSACTIONS:
Issued	93,169	493,510
Reinvested	2,657	816
Redeemed	(29,999)	(12,860)

Change in Shares	65,827	481,466

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles Credit Opportunities Fund
	Six Months Ended June 30, 2021	Period Ended December 31, 2020*
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$44,113	$4,714
Net realized gain (loss)	3,172	340
Change in net unrealized appreciation (depreciation)	11,071	14,802

Change in net assets resulting from operations	58,356	19,856

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(45,502)	(5,019)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,362,418	1,061,688

NET ASSETS:
Change in net assets	2,375,272	1,076,525
Beginning of period	1,076,525	—

End of period	$3,451,797	$1,076,525

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,473,690	$1,095,506
Distributions reinvested	45,502	5,019
Cost of shares redeemed	(156,774)	(38,837)

Total change in net assets resulting from capital transactions	$2,362,418	$1,061,688

SHARE TRANSACTIONS:
Issued	239,717	107,950
Reinvested	4,429	490
Redeemed	(15,245)	(3,822)

Change in Shares	228,901	104,618

*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	245

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2021 (Unaudited)	$10.03	$0.04	$(0.01)	$0.03	$(0.04)	$—	$(0.04)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended December 31, 2019	9.98	0.26	0.02	0.28	(0.27)	—	(0.27)
Period Ended December 31, 2018*	10.00	0.11	(0.04)	0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.02	0.34%	$552,249	0.18%		0.18%	0.82%	0.31%	30.71%
10.03	2.05	516,528	0.17	(e)	0.17	1.47	0.31	121.23
9.99	2.84	1,200,167	0.25		0.20	2.56	0.41	61.40
9.98	0.74	1,082,850	0.23	(e)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	247

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2021 (Unaudited)	$10.02	$0.04	$(0.03)	$0.01	$(0.03)	$—	$(0.03)
Year Ended December 31, 2020	9.98	0.12	0.06	0.18	(0.14)	—	(0.14)
Year Ended December 31, 2019	9.98	0.19	0.01	0.20	(0.20)	—	(0.20)
Period Ended December 31, 2018*	10.00	0.08	(0.03)	0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.00	0.24%	$600,615	0.15	%(e)	0.15%	0.77%	0.30%	12.04%
10.02	1.81	568,826	0.14	(e)	0.14	1.22	0.30	89.21
9.98	1.98	1,355,740	0.21		0.17	1.85	0.37	49.82
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	249

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2021 (Unaudited)	$13.44	0.10	$2.47	$2.57	$—	$—		$—
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)		(0.75)
Year Ended December 31, 2019	9.05	0.21	2.05	2.26	(0.19)	—	(f)	(0.19)
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	—	(f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$16.01	19.12%	$18,173,992	0.05%	1.35%	0.26%	34.12%
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32
11.12	24.94	11,237,068	0.08	2.05	0.29	58.71
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	251

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2021 (Unaudited)	$9.98	$0.22	$0.82	$1.04	$—	$—	$—
Year Ended December 31, 2020	9.59	0.22	0.37	0.59	(0.16)	(0.04)	(0.20)
Year Ended December 31, 2019	8.30	0.31	1.26	1.57	(0.28)	—	(0.28)
Period Ended December 31, 2018*	10.00	0.07	(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the six months ended June 30, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.
(h)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.02	10.42%	$11,444,907	0.09	%(f)	4.18%	0.30%	40.47%
9.98	6.17	8,621,638	0.10	(g)	2.52	0.30	104.24
9.59	18.90	5,355,585	0.13		3.35	0.33	135.39
8.30	(16.83)	2,504,508	0.21	(h)	1.84	0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	253

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2021 (Unaudited)	$10.20	$0.04	$(0.12)	$(0.08)	$(0.06)	$—	$(0.06)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—	(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.06	(0.82)%	$7,115,595	0.11%	0.84%	0.30%	158.24%
10.20	2.67	6,619,708	0.16	0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	255

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2021 (Unaudited)	$10.45	$0.05	$0.03	$0.08	$(0.05)	$—	$(0.05)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—	(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.48	0.80%	$5,738,326	0.13%	1.04%	0.27%	6.92%
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	257

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund
Six Months Ended June 30, 2021 (Unaudited)	$10.29	$0.17	$0.05	$0.22	$(0.16)	$—	$(0.16)
Period Ended December 31, 2020*	10.00	0.13	0.28	0.41	(0.12)	—	(0.12)

*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.35	2.20%	$3,451,797	0.24%	3.27%	0.80%	32.15%
10.29	4.11	1,076,525	0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	259

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are seven separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Non-Diversified*
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Non-Diversified*
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Non-Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Non-Diversified

*	Effective July 7,2021, The Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund are operating as Diversified Funds.

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

260	SIX CIRCLES TRUST	JUNE 30, 2021

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$73,194	$—	$73,194
Certificates of Deposit
Financial	—	10,814	—	10,814
Collateralized Mortgage Obligations	—	22,650	1,742	24,392
Commercial Mortgage-Backed Securities	—	23,266	—	23,266
Corporate Bonds
Basic Materials	—	4,805	—	4,805
Communications	—	21,529	—	21,529
Consumer Cyclical	—	35,312	—	35,312
Consumer Non-cyclical	—	43,683	—	43,683
Diversified	—	933	—	933
Energy	—	10,765	—	10,765
Financial	—	142,048	—	142,048

JUNE 30, 2021	SIX CIRCLES TRUST	261

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial	$—	$8,511	$—	$8,511
Technology	—	8,305	—	8,305
Utilities	—	12,904	—	12,904

Total Corporate Bonds	—	288,795	—	288,795

Foreign Government Securities	—	12,689	—	12,689
Municipal Bonds	—	3,645	—	3,645
U.S. Government Agency Securities	—	11,035	—	11,035
Short-Term Investments
Certificates of Deposit	—	17,554	—	17,554
Commercial Papers	—	9,484	—	9,484
Corporate Bonds	—	2,402	—	2,402
Foreign Government Securities	—	27,652	—	27,652
Municipal Bonds	—	1,195	—	1,195
Time Deposits	—	34,571	—	34,571
U.S. Government Agency Security	—	8,699	—	8,699
U.S. Treasury Obligations	—	3,500	—	3,500

Total Short-Term Investments	—	105,057	—	105,057

Total Investments in Securities	$—	$551,145	$1,742	$552,887

Appreciation in Other Financial Instruments
Future contract	$37	$—	$—	$37
Forward Foreign Currency Exchange contracts	—	856	—	856

Total Appreciation in Other Financial Instruments	$37	$856	$—	$893

Depreciation in Other Financial Instruments
Futures contracts	$(404)	$—	$—	$(404)
Forward Foreign Currency Exchange contracts	—	(24)	—	(24)
Centrally Cleared Interest Rate Swap contracts	—	(10)	—	(10)
Centrally Cleared Credit default swap contracts	—	(34)	—	(34)

Total Depreciation in Other Financial Instruments	$(404)	$(68)	$—	$(472)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$23,132	$—	$23,132
Collateralized Mortgage Obligations	—	24,153	1,851	26,004
Commercial Mortgage-Backed Securities	—	6,065	—	6,065
Corporate Bonds
Communications	—	2,608	—	2,608
Consumer Cyclical	—	7,086	—	7,086
Consumer Non-cyclical	—	15,260	—	15,260
Diversified	—	1,270	—	1,270
Energy	—	2,690	—	2,690
Financial	—	51,058	—	51,058
Industrial	—	2,797	—	2,797
Technology	—	415	—	415
Utilities	—	6,319	—	6,319

Total Corporate Bonds	—	89,503	—	89,503

Foreign Government Securities	—	6,684	—	6,684
Municipal Bonds	—	394,513	—	394,513
U.S. Government Agency Securities	—	11,524	—	11,524

262	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Tax Aware Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Foreign Government Security	$—	$6,779	$—	$6,779
Municipal Bonds	—	16,532	—	16,532
Time Deposits	—	9,942	—	9,942
U.S. Government Agency Security	—	900	—	900
U.S. Treasury Obligations	—	7,599	—	7,599

Total Short-Term Investments	—	41,752	—	41,752

Total Investments in Securities	$—	$597,326	$1,851	$599,177

Appreciation in Other Financial Instruments
Futures contracts	$42	$—	$—	$42
Forward Foreign Currency Exchange contracts	—	602	—	602

Total Appreciation in Other Financial Instruments	$42	$602	$—	$644

Depreciation in Other Financial Instruments
Futures contracts	$(467)	$—	$—	$(467)
Forward Foreign Currency Exchange contracts	—	(26)	—	(26)
Centrally Cleared Interest Rate Swap contracts	—	(11)	—	(11)
Centrally Cleared Credit default swap contracts	—	(45)	—	(45)

Total Depreciation in Other Financial Instruments	$(467)	$(82)	$—	$(549)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$119,110	$—	$—	$119,110
Communications	3,961,620	—	—	3,961,620
Consumer Cyclical	528,655	—	—	528,655
Consumer Non-cyclical	3,237,446	—	—	3,237,446
Energy	169,993	—	—	169,993
Financial	2,652,621	—	—	2,652,621
Industrial	2,578,730	—	—	2,578,730
Technology	4,630,849	—	—	4,630,849
Utilities	173,608	—	—	173,608

Total Common Stocks	18,052,632	—	—	18,052,632

Short-Term Investments
Time Deposits	—	136,523	—	136,523

Total Investments in Securities	$18,052,632	$136,523	$—	$18,189,155

Appreciation in Other Financial Instruments
Futures contracts	$1,996	$—	$—	$1,996

Depreciation in Other Financial Instruments
Futures contracts	$(61)	$—	$—	$(61)

JUNE 30, 2021	SIX CIRCLES TRUST	263

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$2	$—	$2
Common Stocks
Argentina	85	—	—	85
Australia	—	23,909	—	23,909
Austria	—	32,017	—	32,017
Belgium	262	114,824	—	115,086
Brazil	15,900	—	—	15,900
Chile	1,428	2,990	—	4,418
China	27,316	117,078	67	144,461
Colombia	379	—	—	379
Cyprus	—	850	—	850
Czech Republic	—	457	—	457
Denmark	770	441,564	—	442,334
Egypt	—	254	—	254
Finland	—	160,722	—	160,722
France	—	1,093,656	—	1,093,656
Germany	7,344	1,150,466	—	1,157,810
Greece	—	579	—	579
Hong Kong	127	8,522	76	8,725
Hungary	—	842	—	842
India	—	40,019	—	40,019
Indonesia	—	4,448	—	4,448
Ireland	—	75,410	—	75,410
Isle of Man	—	5,405	—	5,405
Italy	—	467,835	—	467,835
Jordan	—	11,695	—	11,695
Kuwait	1,608	218	—	1,826
Luxembourg	174	4,031	—	4,205
Malaysia	3,010	1,968	—	4,978
Mexico	7,168	—	—	7,168
Netherlands	—	587,432	—	587,432
Norway	374	41,952	—	42,326
Pakistan	1	114	—	115
Peru	810	—	—	810
Philippines	1,790	740	—	2,530
Poland	3,537	2,432	—	5,969
Portugal	38,375	433	—	38,808
Qatar	1,911	879	—	2,790
Romania	190	—	—	190
Russia	575	12,215	—	12,790
Saudi Arabia	3,801	8,108	—	11,909
Singapore	—	77	—	77
South Africa	3,207	10,766	—	13,973
South Korea	738	622,768	—	623,506
Spain	16,688	449,262	—	465,950
Sweden	24,514	378,734	—	403,248
Switzerland	42,723	2,864,852	—	2,907,575
Taiwan	364	55,449	339	56,152
Thailand	—	6,625	—	6,625
Turkey	304	526	—	830
United Arab Emirates	2,444	689	—	3,133
United Kingdom	9,444	1,954,057	—	1,963,501

264	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles International Unconstrained Equity Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Uruguay	$401	$—	$—	$401

Total Common Stocks	217,762	10,757,869	482	10,976,113

Preferred Stocks
Brazil	5,397	—	—	5,397
Chile	293	—	—	293
Colombia	158	—	—	158
Germany	—	122,435	—	122,435
Russia	—	190	—	190
South Korea	—	82,488	—	82,488

Total Preferred Stocks	5,848	205,113	—	210,961

Right
Spain	251	—	—	251

Short-Term Investments
Time Deposits	—	214,196	—	214,196

Total Investments in Securities	$223,861	$11,177,180	$482	$11,401,523

Depreciation in Other Financial Instruments
Futures contracts	$(2,504)	$—	$—	$(2,504)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$69,001	$—	$69,001
Certificate of Deposit
Financial	—	155	—	155
Collateralized Mortgage Obligations	—	100,436	9,410	109,846
Commercial Mortgage-Backed Securities	—	43,071	—	43,071
Corporate Bonds
Basic Materials	—	44,444	—	44,444
Communications	—	84,431	—	84,431
Consumer Cyclical	—	86,372	—	86,372
Consumer Non-cyclical	—	195,293	—	195,293
Energy	—	74,708	—	74,708
Financial	—	529,800	—	529,800
Government	—	118,437	—	118,437
Industrial	—	91,435	—	91,435
Technology	—	36,479	—	36,479
Utilities	—	114,062	—	114,062

Total Corporate Bonds	—	1,375,461	—	1,375,461

Foreign Government Securities	—	3,460,043	—	3,460,043
Mortgage-Backed Securities	—	1,563,179	—	1,563,179
Municipal Bonds	—	2,695	—	2,695
U.S. Government Agency Securities	—	19,250	—	19,250
U.S. Treasury Obligations	—	574,196	—	574,196
Short-Term Investments
Repurchase Agreement	—	56,100	—	56,100
Time Deposits	—	571,875	—	571,875
U.S. Treasury Obligations	—	32,491	—	32,491

Total Short-Term Investments	—	660,466	—	660,466

Total Investments in Securities	$—	$7,867,953	$9,410	$7,877,363

JUNE 30, 2021	SIX CIRCLES TRUST	265

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Foreign Government Security	$—	$1,878	$—	$1,878
Mortgage-Backed Securities	—	290,285	—	290,285

Total Securities Sold Short	$—	$292,163	$—	$292,163

Appreciation in Other Financial Instruments
Futures contracts	$1,489	$—	$—	$1,489
Forward Foreign Currency Exchange contracts	—	100,925	—	100,925
Centrally Cleared Interest Rate Swap contracts	—	1,261	—	1,261

Total Appreciation in Other Financial Instruments	$1,489	$102,186	$—	$103,675

Depreciation in Other Financial Instruments
Futures contracts	$(958)	$—	$—	$(958)
Forward Foreign Currency Exchange contracts	—	(14,894)	—	(14,894)
OTC Cleared Interest Rate Swap contracts	—	(61)	—	(61)
Centrally Cleared Interest Rate Swap contracts	—	(1,715)	—	(1,715)
Options Written
Call Options Written	—	(312)	—	(312)
Put Options Written	—	(230)	—	(230)

Total Options Written	—	(542)	—	(542)

Total Depreciation in Other Financial Instruments	$(958)	$(17,212)	$—	$(18,170)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Security	$—	$358	$—	$358
Corporate Bond
Consumer Non-cyclical	—	845	—	845
Municipal Bonds	—	5,382,210	—	5,382,210
Short-Term Investments
Municipal Bonds	—	109,908	—	109,908
Time Deposits	—	310,304	—	310,304

Total Short-Term Investments	—	420,212	—	420,212

Total Investments in Securities	$—	$5,803,625	$—	$5,803,625

Depreciation in Other Financial Instruments
Futures contracts	$(215)	$—	$—	$(215)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$184,541	$—	$184,541
Collateralized Mortgage Obligations	—	10,480	—	10,480
Commercial Mortgage-Backed Securities	—	95,763	—	95,763
Convertible Bonds
Basic Materials	—	195	—	195
Communications	—	26,020	—	26,020
Consumer Cyclical	—	8,712	—	8,712
Consumer Non-cyclical	—	4,172	—	4,172
Energy	—	13,578	—	13,578
Financial	—	18,801	—	18,801

266	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Industrial	$—	$695		$—	$695
Technology	—	4,680		—	4,680

Total Convertible Bonds	—	76,853		—	76,853

Corporate Bonds
Basic Materials	—	124,081		—	124,081
Communications	—	408,646		—	408,646
Consumer Cyclical	—	506,415		438	506,853
Consumer Non-cyclical	—	440,929		—	440,929
Diversified	—	572		—	572
Energy	—	372,269		—	372,269
Financial	—	325,153		—	325,153
Industrial	—	259,509		—	259,509
Technology	—	139,810		1,016	140,826
Utilities	—	101,197		—	101,197

Total Corporate Bonds	—	2,678,581		1,454	2,680,035

Foreign Government Securities	—	2,756		—	2,756
U.S. Treasury Obligations	—	103,743		—	103,743
Preferred Stock	—	—		5,275	5,275
Loan Assignments
Basic Materials	—	9,307		—	9,307
Communications	—	31,783		—	31,783
Consumer Cyclical	—	25,676		—	25,676
Consumer Non-cyclical	—	20,603		—	20,603
Energy	—	7,086		—	7,086
Financial	—	15,795		—	15,795
Industrial	—	18,500		—	18,500
Technology	—	41,407		—	41,407
Utilities	—	1,315		—	1,315

Total Loan Assignments	—	171,472		—	171,472

Short-Term Investments
Commercial Papers	—	7,078		—	7,078
Time Deposits	—	96,139		—	96,139
U.S. Treasury Obligation	—	11,750		—	11,750

Total Short-Term Investments	—	114,967		—	114,967

Total Investments in Securities	$—	$3,439,156		$6,729	$3,445,885

Appreciation in Other Financial Instruments
Futures contracts	$511	$—		$—	$511
Forward Foreign Currency Exchange contracts	—	698		—	698
Centrally Cleared Credit default swap contracts	—	120		—	120

Total Appreciation in Other Financial Instruments	$511	$818		$—	$1,329

Depreciation in Other Financial Instruments
Futures contracts	$(1,113)	$—		$—	$(1,113)
Forward Foreign Currency Exchange contracts	—	(—	)(a)	—	(—	)(a)
OTC Credit default swap contracts	—	(1)		—	(1)

Total Depreciation in Other Financial Instruments	$(1,113)	$(1)		$—	$(1,114)

(a)	— Amount rounds to less than $500.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are

JUNE 30, 2021	SIX CIRCLES TRUST	267

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Credit Opportunities Fund—(Continued)

securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2021, The Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
LBM Acquisition, LLC	Initial Delayed Draw Term Loan (First Lien)	12/17/2027	3.75%	4.50%	3	3	7	7	10	10

E. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

268	SIX CIRCLES TRUST	JUNE 30, 2021

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JUNE 30, 2021	SIX CIRCLES TRUST	269

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Credit Opportunities Fund—(Continued)

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Global Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

270	SIX CIRCLES TRUST	JUNE 30, 2021

(4) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2021, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$37	$—	$—	$37
Foreign exchange contracts	Receivables	—	856	—	856

Total		$37	$856	$—	$893

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(291)	(291)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(404)	—	(10)	(414)
Foreign exchange contracts	Payables	—	(24)	—	(24)

Total		$(404)	$(24)	$(301)	$(729)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$42	$—	$—	$42
Foreign exchange contracts	Receivables	—	602	—	602

Total		$42	$602	$—	$644

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(376)	$(376)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(467)	—	(11)	(478)
Foreign exchange contracts	Payables	—	(26)	—	(26)

Total		$(467)	$(26)	$(387)	$(880)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,996

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(61)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2021	SIX CIRCLES TRUST	271

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(2,504)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,489	$—	$2,471	$—	$—	$3,960
Foreign exchange contracts	Receivables	—	100,925	—	—	—	100,925

Total		$1,489	$100,925	$2,471	$—	$—	$104,885

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(958)	$—	$(4,518)	$(61)	$(542)	$(6,079)
Foreign exchange contracts	Payables	—	(14,894)	—	—	—	(14,894)

Total		$(958)	$(14,894)	$(4,518)	$(61)	$(542)	$(20,973)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(215)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts			Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—		$—		$2,300	$5	$2,305
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	511		—		—	—	511
Foreign exchange contracts	Receivables	—		698		—	—	698

Total		$511		$698		$2,300	$5	$3,514

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,113)		$—		$—	$—	$(1,113)
Foreign exchange contracts	Payables	—		(—	)(h)	—	—	(—	)(h)

Total		$(1,113)	$	(—	)(h)	$—	$—	(1,113)

272	SIX CIRCLES TRUST	JUNE 30, 2021

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2021 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$453	$(9)	$(430)	$14
Barclays Bank plc	116	—	(107)	9
BNP Paribas	109	—	—	109
Citibank NA	145	—	—	145
Morgan Stanley & Co.	33	(15)	—	18

	$856	$(24)	$(537)	$295

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$9	$(9)	$—	$—
Morgan Stanley & Co.	15	(15)	—	—

	$24	$(24)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$446	$(9)	$(420)	$17
Barclays Bank plc	125	—	(116)	9
Morgan Stanley & Co.	31	(17)	—	14

	$602	$(26)	$(536)	$40

JUNE 30, 2021	SIX CIRCLES TRUST	273

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$9	$(9)	$—	$—
Morgan Stanley & Co.	17	(17)	—	—

	$26	$(26)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Global Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$18,965	$(776)	$(3,999)	$14,190
Barclays Bank plc	105	(105)	—	—
BNP Paribas	6,754	(24)	(530)	6,200
Brown Brothers Harriman & Co.	12,128	(856)	—	11,272
Citibank, NA	20,391	(1,155)	(5,002)	14,234
Deutsche Bank AG	9,413	(2,786)	—	6,627
Goldman Sachs International	7,461	(4,476)	(180)	2,805
HSBC Bank plc	291	(7)	(251)	33
Morgan Stanley & Co.	14,145	(1,832)	(3,822)	8,491
Standard Chartered Bank	3,119	(2,814)	—	305
UBS AG LONDON	2,444	(36)	—	2,408
Westpac Banking Corp.	5,709	(79)	—	5,630

Total	$100,925	$(14,946)	$(13,784)	$72,195

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$776	$(776)	$—	$—
Barclays Bank plc	114	(105)	(9)	—
BNP Paribas	24	(24)	—	—
Brown Brothers Harriman & Co.	856	(856)	—	—
Citibank, NA	1,155	(1,155)	—	—
Citigroup Global Markets, Inc.	542	—	(542)	—
Deutsche Bank AG	2,786	(2,786)	—	—
Goldman Sachs International	4,476	(4,476)	—	—
HSBC Bank plc	7	(7)	—	—
Morgan Stanley & Co.	1,832	(1,832)	—	—
Standard Chartered Bank	2,814	(2,814)	—	—
UBS AG LONDON	36	(36)	—	—
Westpac Banking Corp.	79	(79)	—	—

Total	$15,497	$(14,946)	$(551)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

274	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Asset Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$9	$—		$—	$9
BNP Paribas	516	—		—	516
Citibank, NA	150	(—	)(h)	—	150
HSBC Bank Plc	11	—		—	11
Morgan Stanley & Co.	12	(1)		—	11

	$698	$(1)		$—	$697

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset			Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Citibank, NA	$—	(h)	$	(—	)(h)	$—	$—
Goldman Sachs	—	(h)		—		—	—	(h)
Morgan Stanley & Co.	1			(1)		—	—

	$1			$(1)		$—	$—	(h)

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2021, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(91)	$(91)
Interest rate contracts	274	—	—	274
Foreign exchange contracts	—	(104)	—	(104)

Total	$274	$(104)	$(91)	$79

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$20	$20
Interest rate contracts	(336)	—	2	(334)
Foreign exchange contracts	—	2,203	—	2,203

Total	$(336)	$2,203	$22	$1,889

JUNE 30, 2021	SIX CIRCLES TRUST	275

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(112)	$(112)
Interest rate contracts	324	—	—	324
Foreign exchange contracts	—	(1,000)	—	(1,000)

Total	$324	$(1,000)	$(112)	$(788)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$18	$18
Interest rate contracts	(392)	—	2	(390)
Foreign exchange contracts	—	1,037	—	1,037

Total	$(392)	$1,037	$20	$665

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$14,687

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$628

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$26,304	$—	$26,304
Foreign exchange contracts	—	1,443	1,443

Total	$26,304	$1,443	$27,747

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(3,056)	$—	$(3,056)

276	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$637	$—	$(12)	$625
Foreign exchange contracts	—	4,693	—	4,693

Total	$637	$4,693	$(12)	$5,318

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Interest rate contracts	$840	$—	$(328)	$135	$647
Foreign exchange contracts	—	147,374	—	—	147,374

Total	$840	$147,374	$(328)	$135	$148,021

Six Circles Tax Aware Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(915)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(449)

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$960	$960
Equity contracts	37	—	—	37
Interest rate contracts	2,323	—	—	2,323
Foreign exchange contracts	—	(95)	—	(95)

Total	$2,360	$(95)	$960	$3,225

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(102)	$(102)
Interest rate contracts	(646)	—		(646)
Foreign exchange contracts	—	769	—	769

Total	$(646)	$769	$(102)	$21

JUNE 30, 2021	SIX CIRCLES TRUST	277

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Derivatives Volume

The tables below disclose the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2021 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund		Six Circles Tax Aware Bond Fund	Six Circles Credit Opportunities Fund
Futures Contracts:
Average Notional Amount Long	$91,979		$105,812		$106,112	$187,243		$136,196		$79,272	$162,306
Average Notional Amount Short	26,203		30,096		—	—		151,379		6,760	71,620
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	15,600	(a)	12,162	(a)	—	64,523	(b)	1,930,202		—	165	(b)
Average Principal Amount Sold	71,427		28,130		—	63,810	(b)	6,350,768		—	25,883
Credit Default Swaps:
Average Notional Amount — Buy Protection	12,286		15,600		—	—		—		—	11,275	(b)
Average Notional Amount — Sell Protection	—		—		—	—		1,000	(c)	—	19,227	(d)
Interest Rate Swaps:
Average Notional Amount	22,100		25,000		—	—		863,171		—	—
Options Written:
Average Notional Amount	—		—		—	—		73,879	(e)	—	—

(a)	Positions were open for 5 months during the period.
(b)	Positions were open for 2 months during the period.
(c)	Positions were open for 1 month during the period.
(d)	Positions were open for 4 months during the period.
(e)	Positions were open for 3 months during the period.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The

278	SIX CIRCLES TRUST	JUNE 30, 2021

Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

H. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

I. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

The Funds’ repurchase agreements are not subject to master netting arrangements.

J. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the period ended June 30, 2021 of $3,079,762 at a weighted average interest rate of 0.183%

K. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2021, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

L. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

JUNE 30, 2021	SIX CIRCLES TRUST	279

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

M. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except Six Circles Credit Opportunities Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), BlueBay Asset Management (“BlueBay”), BNY Mellon Asset Management North America Corporation, (now known as Mellon Investments Corporation) (“Mellon”), Capital International, Inc. (“Capital”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Wells Capital Management Incorporated (“WellsCap”), Federated Investment Management Company (“Federated”) and Lord Abbett & Co. LLC (“Lord Abbett”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

During the reporting period, affiliates of the Adviser made payments to the Six Circles Global Bond Fund of $8,309 and $791, relating to trade errors.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

280	SIX CIRCLES TRUST	JUNE 30, 2021

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, have been amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2022, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2022, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2022, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2021, there were no amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2021, the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$939	$195	$(9)
Six Circles International Unconstrained Equity Fund	5	2,057	199

4. Investment Transactions

During the period ended June 30, 2021, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$217,434	$117,352	$12,842	$8,742
Six Circles Tax Aware Ultra Short Duration Fund	91,989	64,391	3,400	—
Six Circles U.S. Unconstrained Equity Fund	7,783,207	5,369,670	—	—
Six Circles International Unconstrained Equity Fund	5,954,815	3,887,090	—	—
Six Circles Global Bond Fund	1,760,550	1,118,478	9,806,281	9,758,110
Six Circles Tax Aware Bond Fund	1,401,087	338,481	—	—
Six Circles Credit Opportunities Fund	2,890,771	530,735	391,237	287,168

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

JUNE 30, 2021	SIX CIRCLES TRUST	281

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

The Six Circles Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund and Six Circles Global Bond Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of June 30, 2021, the Six Circles Ultra Short Duration Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

Japan
10.1%

As of June 30, 2021, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

Germany	Switzerland	United Kingdom
11.1%	25.4%	17.2%

As of June 30, 2021, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	Japan
12.4%	19.3%

As of June 30, 2021, a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Six Circles Credit Opportunities Fund may invest a substantial portion of the Fund’s total assets in below investment grade credit instruments including “high-yield” instruments (also known as “junk bonds”) and “distressed” debt instruments.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Six Circles Credit Opportunities Fund invests in Loan Assignments. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale. Certain loan assignments are also subject to the risks associated with high yield securities described above.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may

282	SIX CIRCLES TRUST	JUNE 30, 2021

continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as "benchmarks" and are the subject of recent regulatory reform.

JUNE 30, 2021	SIX CIRCLES TRUST	283

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2021 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	551,320	3,096	(1,365)	1,731
Six Circles Tax Aware Ultra Short Duration Fund	596,482	3,510	(1,051)	2,459
Six Circles U.S. Unconstrained Equity Fund	13,886,374	4,338,411	(33,695)	4,304,716
Six Circles International Unconstrained Equity Fund	9,940,003	1,648,096	(189,080)	1,459,016
Six Circles Global Bond Fund	7,965,259	176,942	(180,384)	(3,442)
Six Circles Tax Aware Bond Fund	5,733,812	75,749	(6,151)	69,598
Six Circles Credit Opportunities Fund	3,422,404	38,892	(13,009)	25,883

As of December 31, 2020, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$2,729	$1,837
Six Circles Tax Aware Ultra Short Duration Fund	—	4,637
Six Circles International Unconstrained Equity Fund	376,703	274,981
During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$(569)	$(19)
Six Circles Tax Aware Ultra Short Duration Fund	(3,664)	—
Six Circles U.S. Unconstrained Equity Fund	(110,956)	(6,354)

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2020, the Funds deferred to January 1, 2021 the following specified ordinary losses of (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	$1,157
Six Circles Tax Aware Ultra Short Duration Fund	539
Six Circles Global Bond Fund	62,012

7. Ownership Concentration

As of June 30, 2021, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund each had one affiliated omnibus account for the benefit of its clients which owned 99.9% of its outstanding shares.

8. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure other than those disclosed above.

284	SIX CIRCLES TRUST	JUNE 30, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund at the beginning of the reporting period, January 1, 2021, and continued to hold your shares at the end of the reporting period, June 30, 2021.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$1,003.40	$0.89	0.18%
Hypothetical	1,000.00	1,023.90	0.90	0.18%
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	1,002.40	0.74	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15%
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	1,191.20	0.27	0.05%
Hypothetical	1,000.00	1,024.55	0.25	0.05%
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	1,104.20	0.47	0.09%
Hypothetical	1,000.00	1,024.35	0.45	0.09%
Six Circles Global Bond Fund
Actual	1,000.00	991.80	0.54	0.11%
Hypothetical	1,000.00	1,024.25	0.55	0.11%
Six Circles Tax Aware Bond Fund
Actual	1,000.00	1,008.00	0.65	0.13%
Hypothetical	1,000.00	1,024.15	0.65	0.13%
Six Circles Credit Opportunities Fund
Actual	1,000.00	1,022.00	1.20	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24%

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JUNE 30, 2021	SIX CIRCLES TRUST	285

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Review and Approval of the Continuation of the Advisory and Sub-Advisory Agreements

The Board of Trustees (the “Board”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”) met on May 25-26, 2021 (the “Meeting”) to consider and approve (i) the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”) and the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) (collectively the “Renewal Funds”), and JPMPI; and (ii) the Sub-Advisory Agreements in respect of the Renewal Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), Mellon Investments Corporation (“Mellon”), Goldman Sachs Asset Management LP (“GSAM”), PGIM, Inc. (“PGIM”), Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by Interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and the Sub-Sub-Advisory Agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) as well as the Sub-Sub-Advisory Agreement between PGIM and PGIM Limited (“PGIML”) (each of BIL, BSL and PGIML, a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement and each Sub-Advisory Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement and Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held a separate conference call on May 20, 2021 to consider the 15(c) Materials and related proposed advisory and sub-advisory arrangements, during which the Independent Trustees raised various questions and requests for additional information to be responded to by JPMPI. Subsequent calls were held with representatives from JPMPI to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by JPMPI either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”) and the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) (collectively the “Renewal Funds”), the Sub-Advisory Agreements in respect of the Renewal Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), Mellon Investments Corporation (“Mellon”), Goldman Sachs Asset Management LP (“GSAM”), PGIM, Inc. (“PGIM”), Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by Interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and the Sub-Sub-Advisory Agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) as well as the Sub-Sub-Advisory Agreement between PGIM and PGIM Limited (“PGIML”) (each of BIL, BSL and PGIML, a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers”), the Trustees took into account the wide variety of materials

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(the “15(c) Materials”) relating to the services provided by JPMPI, the Sub-Advisers and Sub-Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the Renewal Funds. The Trustees reviewed information relating to, among other things, the investment management services provided by the Adviser, the Sub-Adviser and Sub-Sub-Advisers to the Renewal Funds, including the compliance programs of the Adviser, the Sub-Advisers and Sub-Sub-Advisers, valuation, and other information related to personnel of the Adviser, Sub-Advisers and Sub-Sub-Advisers who provide investment management services to the Renewal Funds. They also reviewed comparative fee information prepared by Broadridge, a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the advisory and sub-advisory arrangements with the Adviser and the Sub-Advisers for the Renewal Funds. Representatives of PGIM and PIMCO also attended the Meeting, and it was noted that representatives of the other Sub-Advisers had attended board meetings in the last year.

Review Process. In connection with the approval of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding applicable legal standards from Independent Legal Counsel. The Trustees additionally considered the written information provided by JPMPI, the Sub-Advisers and Sub-Sub-Advisers in response to the Trustees’ requests for information and other information provided by JPMPI. The Trustees also received oral presentations during regular meetings throughout the prior year on matters related to the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, as well as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Trustee Counsel, to discuss the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement during an executive session held as part of the Meeting with

Independent Trustee Counsel at which no representatives of JPMPI, the Sub-Advisers or other representatives from management were present.

In deciding to approve the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI, the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser and Sub-Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the Renewal Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory services provided by each Sub-Adviser and Sub-Sub-Adviser to the Renewal Funds. The Trustees also considered information about the investment personnel of BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS who are responsible for providing services under the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. For each of BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by the Adviser, Sub-Advisers and Sub-Sub-Advisers under the Advisory,

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Sub-Advisory and Sub-Sub-Advisory Agreements were likely to benefit the Renewal Funds and their shareholders.

Investment Performance. As part of their review of the services provided by JPMPI, BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, the Trustees reviewed the performance of each of the Renewal Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the Renewal Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Renewal Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Renewal Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Renewal Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Renewal Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Renewal Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser/Sub-Sub-Adviser sleeve performance and (ii) performance of the J.P. Morgan managed account strategies that invest in the Renewal Funds.

To evaluate Sub-Adviser/Sub-Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

Regarding Renewal Fund performance, in addition to the performance information comparing each of the Renewal Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Renewal Funds, along with 2020 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the Renewal Funds as components of the broader portfolios. The Trustees also considered that Fund performance is reviewed independently by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Renewal Funds and reviewed related materials. The Board considered that PGC to date has been satisfied with the performance of the Renewal Funds and each Sub-Adviser and that the Renewal Funds have to date and continue to serve their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the investment performance provided by each of JPMPI under the Advisory Agreement and BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS under the respective Sub-Advisory and Sub-Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each Renewal Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Renewal Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the Renewal Funds as the fee covers sub-advisory fees and each Renewal Fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the Renewal Funds to the extent the total expense ratio for each Renewal Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each Renewal Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the Renewal Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Renewal Fund to be reasonable. The Trustees noted that the Broadridge information showed that the advisory fee for each Renewal Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each Renewal Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each Renewal Fund. The Trustees also found that the fees paid by JPMPI to BlackRock, PIMCO, Mellon, GSAM, PGIM, Capital, Nuveen, and RIIS were reasonable, noting that the Renewal

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Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the Renewal Funds. The Trustees also considered that the sub-sub-advisory fees paid to the Sub-Advisers are paid out of the sub-advisory fees paid to the Sub-Advisers by JPMPI. The Trustees noted that neither JPMPI nor BlackRock (with respect to the U.S. Equity Fund, International Equity Fund, MEP U.S. Fund, MEP International Fund and Global Bond Fund), PIMCO (with respect to the Global Bond Fund), Mellon, PGIM, Capital and RIIS identified any funds or accounts with comparable investment objectives and strategies as the Renewal Funds. They reviewed the fee rates of funds or accounts with comparable investment objectives and strategies identified by BlackRock (with respect to the Ultra Short Fund), GSAM (with respect to the Ultra Short Fund and Tax Aware Fund), PIMCO (with respect to the Ultra Short Fund and Tax Aware Ultra Short Fund) and Nuveen (with respect to the Global Bond Fund), noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in light of the differences in services provided to the Renewal Funds compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which the Sub-Advisers serve as primary investment adviser, as opposed to fees charged to funds that Sub-Advisers sub-advise, in light of the differences in sub-advisory services provided to the Renewal Funds compared to those provided to other funds for which the Sub-Advisers serve as primary adviser. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock, PIMCO, Mellon, GSAM, PGIM, Capital, Nuveen, and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser to the Renewal Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI, BlackRock, PIMCO, Mellon, GSAM, PGIM, Capital, Nuveen, and RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock, PIMCO, Mellon, GSAM, PGIM, Capital, Nuveen, and RIIS, the level of sub-sub-advisory fees to be paid by BlackRock to BIL and BSL, the level of sub-sub-advisory fees to be paid by PGIM to PGIML, as well as the total expenses of each Renewal Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements benefits each Renewal Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Renewal Funds as well as the estimated profits realized by the Sub-Advisers and Sub-Sub-Advisers in connection with the operation of the

Renewal Funds based on profitability information included in the Meeting Materials, and whether the amount of profits represented a fair entrepreneurial profit for the management of the Renewal Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Renewal Funds. The Trustees also considered the Renewal Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Renewal Funds from inception through December 31, 2020. The Trustees also took into account that, although JPMPI has not realized profits with respect to the Renewal Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Renewal Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Renewal Funds. The Trustees took into account that the Sub-Advisory Agreements for the BlackRock, PIMCO, Mellon, GSAM, PGIM, Nuveen and RIIS include breakpoints to certain of the sub-advisory fee in light of the anticipated size of those Renewal Funds.

Ultimately, the Trustees concluded that each of the Renewal Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the Renewal Funds. The Trustees considered that the Renewal Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Renewal Funds serve to expand the CIO investments toolkit; expand the current capacity to invest, and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who does not retain any fees under the Advisory Agreement for managing the Renewal Funds, the Renewal Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Renewal Funds are utilizing third party service providers and restrict any transactions with affiliates. In this regard, the Trustees took into account JPMPI’s representation that no JPMC affiliate is profiting financially directly from the Renewal Funds themselves. [The Trustees considered that the Adviser] does receive a portfolio management fee (“PMF”) outside of the Renewal Funds based on funds held in the Adviser’s discretionary client accounts, including on assets

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attributable to shares of the Renewal Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it would receive this PMF independent of whether the discretionary accounts allocated investments to the Renewal Funds or allocated the same assets to a third party fund or other investment.

The Trustees additionally considered that BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS were not affiliated with any of the Renewal Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Renewal Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Renewal Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the Renewal Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Renewal Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the Renewal Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Renewal Funds and has to date been unprofitable with respect to its management of the Renewal Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Renewal Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Renewal Funds taking into account the managed account fees they receive that are attributable to assets invested in the Renewal Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Renewal Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock, BIL, BSL, PIMCO, Mellon, GSAM, PGIM, PGIML, Capital, Nuveen, and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements, the Trustees, including the

Independent Trustees, unanimously concluded that the advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable business judgment, approved the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements for an additional one year term.

Board Review and Approval of Lord Abbett Sub-Advisory Agreement for the Six Circles Credit Opportunities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), Lord Abbett (as defined below) or their affiliates (the “Independent Trustees”) met on November 18, 2020 (the “Meeting”) to consider and approve proposed Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between JPMPI and Lord, Abbett & Co. LLC (“Lord Abbett”) (the “New Sub-Advisory Agreement”) for sub-advisory services to be provided to the Six Circles Credit Opportunities Fund (the “Fund”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement.

Lord Abbett had been sent a letter on behalf of the Independent Trustees requesting detailed information from the prospective sub-adviser in connection with the proposed New Sub-Advisory Agreement in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the sub-adviser furnish, such information as may be necessary to evaluate the terms of the proposed agreement. Lord Abbett responded to the information request and provided memoranda and related materials and information for consideration by the Trustees, which were provided to the Board. Representatives of Lord Abbett also participated in the meeting, at which the Board discussed the proposed arrangements with Lord Abbett extensively. The Trustees also discussed the proposed New Sub-Advisory Agreement in an executive session of the Meeting with independent legal counsel at which no representatives of the Adviser or Lord Abbett were present.

Set forth below is a summary of the material factors evaluated by the Board that formed the basis for the Board’s approval of the New Sub-Advisory Agreement. The Board’s conclusions as to the approval of the New Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the New Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Boards’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

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Materials Reviewed. In considering the approval of the New Sub-Advisory Agreement, the Board took into account the wide variety of materials relating to the services to be provided by Lord Abbett provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. The Board reviewed information relating to, among other things, proposed investment management services to be provided by Lord Abbett to the Fund, including the compliance program of Lord Abbett and other information related to personnel of Lord Abbett that would be providing investment management services to the Fund. Among other items, the Board discussed a memorandum prepared by independent legal counsel regarding the responsibilities of the Board in approving advisory and sub-advisory agreements and information regarding Lord Abbett personnel who would be providing investment management services to the Fund.

Review Process. In connection with the approval of the New Sub-Advisory Agreement, the Board reviewed written materials provided by Lord Abbett. The Board also requested and received assistance and advice regarding applicable legal standards from independent legal counsel. The Board additionally considered the written information provided by Lord Abbett in response to the Board’s request for information. The Board also heard oral presentations on matters related to the New Sub-Advisory Agreement. In deciding to approve the New Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of Lord Abbett to be used for the Fund, including the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organization. The Board considered the sub-advisory services proposed to be provided by Lord Abbett to the Fund. The Board also considered information about Lord Abbett’s investment personnel responsible for providing services under the New Sub-Advisory Agreement. The Board reviewed the nature and quality of Lord Abbett’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of the organization. The Board noted the certificates received from Lord Abbett regarding both its compliance program and code of ethics, which noted that Lord Abbett has compliance policies and procedures in place that are reasonably designed to prevent violations of the federal securities laws with respect to the services provided by Lord Abbett and that Lord Abbett has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from: (i) engaging in certain specified conduct; and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by Lord Abbett under the New Sub-Advisory Agreement were likely to benefit the Fund and its shareholders.

Investment Performance. Since the Fund had not yet utilized Lord Abbett’s sub-advisory services, the Board did not receive or consider investment performance information related to the Fund’s performance with Lord Abbett as a Sub-Adviser. The Board considered the manner in which Lord Abbett proposed to manage a particular sleeve of the Fund, as well as Lord Abbett’s performance records in managing accounts similar to the strategy it will use to manage its respective sleeve of the Fund, as described in the Meeting materials. The Board also discussed the background and experience of Lord Abbett and its personnel. The Board concluded that based on the experience of Lord Abbett, Lord Abbett had a reasonable expectation of delivering acceptable performance to shareholders of the Fund.

Advisory Fees and Total Expenses. The Adviser reported to the Board that, in proposing the sub-advisory fees to be paid to Lord Abbett by the Adviser for the Fund, the Adviser considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Fund.

The Board also reviewed the proposed sub-advisory fee schedule under the New Sub-Advisory Agreement for the Fund. The Board noted that the Adviser had agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees the Adviser is contractually required to pay to the Sub-Advisers. The Board considered how these agreements would affect the expenses borne by Fund shareholders with respect to the New Sub-Advisory Agreement.

The Board found the fees to be paid by the Adviser to Lord Abbett to be reasonable. In doing so, they noted that the Fund will not pay the fees to Lord Abbett directly, but that the Adviser will compensate Lord Abbett out of the advisory fee it receives from the Fund. The Board noted the funds advised by Lord Abbett with similar investment objectives and strategies as the sleeve of the Fund to be managed by Lord Abbett, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and accounts that are not registered under the 1940 Act, in light of the differences in services provided to the Fund compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which Lord Abbett serves as primary investment adviser, as opposed to fees charged to funds that Lord Abbett sub-advises, in light of the differences in sub-advisory services provided to the Fund compared to those

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provided to other funds for which Lord Abbett serves as primary adviser. Additionally, the Board noted the most-favored nation provision agreed to by Lord Abbett in the New Sub-Advisory Agreement, which it determined should help ensure that the sub-advisory fee rates paid to Lord Abbett with respect to the Fund are no greater than the range of fees it charges to similar clients.

Based on the information presented by Lord Abbett and the Adviser, the Board determined that the level of the sub-advisory fees to be paid by the Adviser to Lord Abbett are reasonable, fair and equitable and that approval of the New Sub-Advisory Agreement would likely benefit the Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Fund had not yet utilized Lord Abbett’s sub-advisory services, information regarding Lord Abbett’s costs in providing services to the Fund was not available. The Board further noted that the sub-advisory fees paid to Lord Abbett have breakpoints, which may help to reflect economies of scale.

Ancillary Benefits. The Board next considered whether Lord Abbett may receive other benefits as a result of Lord Abbett’s proposed relationship with the Trust or the Fund. The Board considered that Lord Abbett was not affiliated with any of the Fund’s service providers, and therefore would not benefit from those contractual relationships. Taking these considerations into account, the Board concluded that Lord Abbett would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fee under the New Sub-Advisory Agreement.

Conclusions. Having requested and received such information from Lord Abbett as the Board believed to be reasonably necessary to evaluate the terms of the proposed New Sub-Advisory Agreement, the Board, including the Independent Trustees, unanimously concluded that the proposed sub-advisory fee structure was reasonable and, in light of the matters that the Board had considered to be relevant in the exercise of its reasonable judgment, approved the New Sub-Advisory Agreement for an initial term of two years.

Board Review and Approval of each of Bluebay and Muzinich Sub-Advisory Agreements for the Six Circles Credit Opportunities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”) met on March 3, 2021 (the “Meeting”) to consider and approve proposed Investment Sub-Advisory Agreements (the “New Sub-Advisory Agreements”) between JPMPI and each of BlueBay Asset Management LLP (“BlueBay”) and Muzinich & Co., Inc. (“Muzinich”) (each, a “New Sub-Advisory Agreement” and together the “New Sub-Advisory Agreements”) for sub-advisory services to be provided to the Six Circles Credit Opportunities Fund (the “Fund”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreements.

Each of BlueBay and Muzinich had been sent letters on behalf of the Independent Trustees requesting detailed information from the prospective sub-advisers in connection with the proposed New Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. Both BlueBay and Muzinich each responded to the information request and provided memoranda and related materials and information for consideration by the Trustees, which were provided to the Board. Representatives of each of BlueBay and Muzinich also participated in a meeting, at which the Board discussed the proposed arrangements with both BlueBay and Muzinich extensively. The Trustees also discussed the proposed New Sub-Advisory Agreements in an executive session of the Meeting with independent legal counsel at which no representatives of the Adviser, BlueBay or Muzinich were present.

Set forth below is a summary of the material factors evaluated by the Board that formed the basis for the Board’s approval of the New Sub-Advisory Agreements. The Board’s conclusions as to the approval of the New Sub-Advisory Agreements was based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the New Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Boards’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the New Sub-Advisory Agreements, the Board took into account the wide variety of materials relating to the services to be provided by BlueBay and Muzinich provided prior to and during the Meeting and during a prior meeting of the Board to consider the proposed arrangements held on February 18, 2021, the presentations made prior to and during the Meeting, and the related discussions during the Meeting. The Board reviewed information relating to, among other things, proposed investment management services to be provided by each of BlueBay and Muzinich to the Fund, including the compliance programs of BlueBay and Muzinich and other information related to personnel of BlueBay and Muzinich that would be providing investment management services to the Fund. Among other items, the Board discussed a memorandum prepared by independent legal counsel regarding the responsibilities of the Board in approving advisory and sub-advisory agreements. The

292	SIX CIRCLES TRUST	JUNE 30, 2021

Board also considered information regarding the BlueBay and Muzinich personnel who would be providing investment management services to the Fund.

Review Process. In connection with the approval of the New Sub-Advisory Agreements, the Board reviewed written materials provided by the Adviser, BlueBay and Muzinich. The Board also requested and received assistance and advice regarding applicable legal standards from independent legal counsel. The Board additionally considered the written information provided by the Adviser, BlueBay and Muzinich in response to the Board’s request for information. The Board also heard oral presentations on matters related to the New Sub-Advisory Agreements. In deciding to approve the New Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management processes of BlueBay and Muzinich to be used for the Fund, including the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of each organization. The Board considered the sub-advisory services proposed to be provided by BlueBay and Muzinich to the Fund. The Board also considered information about BlueBay’s and Muzinich’s investment personnel responsible for providing services under the New Sub-Advisory Agreements. The Board reviewed the nature and quality of BlueBay’s and Muzinich’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of their portfolio management personnel, and the overall financial strength of the organizations. The Board noted the certificates received from BlueBay and Muzinich regarding their compliance programs and codes of ethics, which noted that BlueBay and Muzinich each have compliance policies and procedures in place that are reasonably designed to prevent violations of the federal securities laws with respect to the services proposed to be provided by BlueBay and Muzinich and that BlueBay and Muzinich each have adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from: (i) engaging in certain specified conduct; and (ii) violating the codes of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by BlueBay and Muzinich under the New Sub-Advisory Agreements were likely to benefit the Fund and its shareholders.

Investment Performance. Since the Fund had not yet utilized BlueBay’s and Muzinich’s sub-advisory services, the Board did not receive or consider investment performance information related to the Fund’s performance with BlueBay and Muzinich as Sub-Advisers. The Board considered the manner in which BlueBay and Muzinich proposed to manage particular sleeves of the Fund, as well as BlueBay’s and Muzinich’s performance records in managing accounts with strategies similar to those that they will use to manage their respective sleeves of the Fund, as described in the Meeting materials. The Board also discussed the background and experience of BlueBay and Muzinich and their personnel. The Board concluded that based on the experience of BlueBay and Muzinich, BlueBay and Muzinich had a reasonable expectation of delivering acceptable performance to shareholders of the Fund.

Advisory Fees and Total Expenses. The Adviser reported to the Board that, in proposing the sub-advisory fees to be paid to BlueBay and Muzinich by the Adviser for the Fund, the Adviser considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Fund.

The Board also reviewed the proposed sub-advisory fee schedules under the New Sub-Advisory Agreements for the Fund. The Board noted that the Adviser had agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees the Adviser is contractually required to pay to the Sub-Advisers. The Board considered how these agreements would affect the expenses borne by Fund shareholders with respect to the New Sub-Advisory Agreements.

The Board found the fees to be paid by the Adviser to BlueBay and Muzinich to be reasonable. In doing so, they noted that the Fund will not pay the fees to BlueBay and Muzinich directly, but that the Adviser will compensate BlueBay and Muzinich out of the advisory fee it receives from the Fund. The Board noted the funds and accounts advised by BlueBay and Muzinich with similar investment objectives and strategies as the sleeves of the Fund to be managed by BlueBay and Muzinich, noting the Adviser’s views regarding the limitations of fee comparisons to other funds and accounts that are not registered under the 1940 Act, in light of the differences in services provided to the Fund compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which BlueBay and Muzinich serve as primary investment adviser, as opposed to fees charged to funds that BlueBay and Muzinich sub-advise, in light of the differences in sub-advisory services provided to the Fund compared to those provided to other funds for which BlueBay and Muzinich serve as primary adviser. Additionally, the Board noted the “most-favored nation” provisions agreed to by BlueBay and Muzinich in the New Sub-Advisory Agreements, which it determined should help ensure that the sub-advisory fee rates paid to BlueBay and Muzinich with respect to the Fund are no greater than the range of fees the particular firm charges to similar clients.

JUNE 30, 2021	SIX CIRCLES TRUST	293

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Based on the information presented by BlueBay, Muzinich and the Adviser, the Board determined that the level of the sub-advisory fees to be paid by the Adviser to BlueBay and Muzinich are reasonable, fair and equitable and that approval of the New Sub-Advisory Agreements would likely benefit the Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. As the Fund had not yet utilized BlueBay’s and Muzinich’s sub-advisory services, information regarding BlueBay’s and Muzinich’s costs in providing services to the Fund was not available. The Board further noted that the sub-advisory fees paid to BlueBay and Muzinich have breakpoints, which may help to reflect economies of scale.

Ancillary Benefits. The Board next considered whether BlueBay and Muzinich may receive other benefits as a result of BlueBay’s and Muzinich’s proposed relationship with the Trust or the Fund. The Board considered that BlueBay and Muzinich were not affiliated with any of the Fund’s service providers, and therefore would not benefit from those contractual relationships. Taking these considerations into account, the Board concluded that BlueBay and Muzinich would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fee under the New Sub-Advisory Agreements.

Conclusions. Having requested and received such information from BlueBay and Muzinich as the Board believed to be reasonably necessary to evaluate the terms of the proposed New Sub-Advisory Agreements, the Board, including the Independent Trustees, unanimously concluded that the proposed sub-advisory fee structures were reasonable and, in light of the matters that the Board had considered to be relevant in the exercise of its reasonable judgment, approved the New Sub-Advisory Agreements for an initial term of two years.

Board Review and Approval of PIMCO Amended Sub-Advisory Agreement for the Six Circles Credit Opportunities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), PIMCO (as defined below) or their affiliates (the “Independent Trustees”) met on April 22, 2021 (the “Meeting”) to consider and approve the proposed amendment to the Investment Sub-Advisory Agreement (the “Amended Sub-Advisory Agreement”) between JPMPI and Pacific Investment Management Company LLC (“PIMCO”) for sub-advisory services to be provided to the Six Circles Credit Opportunities Fund (the “Fund”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the Amended Sub-Advisory Agreement.

PIMCO had been sent a letter on behalf of the Independent Trustees requesting detailed information from PIMCO in connection with the proposed Amended Sub-Advisory Agreement in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. PIMCO responded to the information request and provided memoranda and related materials and information for consideration by the Trustees, which were provided to the Board. Representatives of PIMCO also participated in the meeting, at which the Board discussed the proposed arrangements PIMCO extensively. The Trustees also discussed the proposed Amended Sub-Advisory Agreement in an executive session of the Meeting with independent legal counsel at which no representatives of the Adviser orPIMCO were present.

Set forth below is a summary of the material factors evaluated by the Board that formed the basis for the Board’s approval of the Amended Sub-Advisory Agreement. The Board’s conclusions as to the approval of the Amended Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the Amended Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Boards’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the proposed Sub-Advisory Agreement Amendment with PIMCO for the Credit Opportunities Fund the Board took into account the wide variety of materials (the “15(c) Materials”) relating to the services to be provided by JPMPI and PIMCO provided prior to and during the Meeting, the presentations made during the Meeting, and the related discussions during the Meeting. The Board reviewed information relating to, among other things, proposed investment management services to be provided by PIMCO to the Credit Opportunities Fund including the compliance program of PIMCO and other information related to personnel of PIMCO that would be providing investment management services to the Fund. Among other items, the Board discussed a memorandum prepared by independent legal counsel regarding the responsibilities of the Board in considering approval of advisory and sub-advisory agreement. The Board also considered information regarding PIMCO personnel who would be providing investment management services to the Credit Opportunities Fund.

Review Process. In connection with the approval of the Proposed Sub-Advisory Agreement Amendment, the Board reviewed written materials provided by JPMPI and PIMCO. The Board also requested and received assistance and advice

294	SIX CIRCLES TRUST	JUNE 30, 2021

regarding applicable legal standards from independent legal counsel. The Board additionally considered the written information provided by PIMCO in response to the Independent Trustees’ request for information. The Board also heard oral presentations on matters related to the Proposed Sub-Advisory Agreement Amendment. In deciding to approve the Proposed Sub-Advisory Agreement Amendment, the Board did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Board considered the depth and quality of the investment management process of PIMCO to be used for the applicable sleeves of the Credit Opportunities Fund including the experience and capabilities of their senior management, investment and other personnel, and the overall financial strength and stability of each organization. The Board considered the sub-advisory services proposed to be provided by PIMCO to the Credit Opportunities Fund. The Board also considered information about PIMCO’s investment personnel responsible for providing services under the Proposed Sub-Advisory Agreement Amendments. The Board reviewed the nature and quality of PIMCO’s investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of the organizations. The Board noted the certificates received from PIMCO regarding their compliance programs and codes of ethics, which noted that PIMCO has compliance policies and procedures in place that are reasonably designed to prevent violations of the federal securities laws with respect to the services provided by PIMCO and that PIMCO has adopted a code of ethics that includes provisions reasonably necessary to prevent access persons from: (i) engaging in certain specified conduct; and (ii) violating the codes of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Proposed Sub-Advisory Agreement Amendment were likely to benefit the Credit Opportunities Fund and their shareholders.

Investment Performance. Since the Credit Opportunities Fund had not yet utilized PIMCO’s sub-advisory services, the Board did not receive or consider investment performance information related to the Fund’s performance with PIMCO as Sub-Adviser. The Board considered the manner in which PIMCO proposed to manage particular sleeves of the Credit Opportunities Fund as well as PIMCO’s performance record in managing an account with a strategy similar to the strategy that they will use to manage the emerging markets debt sleeve of the Credit Opportunities Fund, as described in the Meeting Materials. The Board also discussed the background and experience of PIMCO and its personnel. The Board concluded that based on the experience of PIMCO, PIMCO had a reasonable expectation of delivering acceptable performance to shareholders of the Credit Opportunities Fund.

Advisory Fees and Total Expenses. The Adviser reported to the Board that, in proposing the sub-advisory fees to be paid to PIMCO by the Adviser for the Funds, the Adviser considered a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Funds.

The Board also reviewed the proposed sub-advisory fee schedule under the Proposed Sub-Advisory Agreement Amendment with PIMCO for the Credit Opportunities Fund. The Board noted that the Adviser had agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees the Adviser is contractually required to pay to the Sub-Advisers. The Board considered how these agreements would affect the expenses borne by Credit Opportunities Fund shareholders with respect to the Proposed Sub-Advisory Agreement Amendment.

The Board found the fees proposed to be paid by the Adviser to PIMCO to be reasonable. In doing so, they noted that the Fund will not pay the fees to PIMCO directly, but that the Adviser will compensate PIMCO out of the advisory fee it receives from the Credit Opportunities Fund. The Board reviewed the data from Broadridge that compared the average and median advisory fees of other funds in peer groups of comparable funds and noted that the average and median fees in the various categories of comparable mutual funds and separately managed accounts were substantially higher than the sub-advisory fees agreed to between JPMPI and PIMCO. The Board also noted the Adviser’s views regarding the limitations of fee comparisons to other funds and accounts that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in light of the differences in services provided to the Credit Opportunities Fund compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which an adviser serves as primary investment adviser, as opposed to fees charged to funds which are sub-advised, in light of the differences in sub-advisory services provided to funds compared to those provided to other funds for which an adviser serves as primary adviser. Additionally, the Board noted the “most-favored nation” provisions agreed to by PIMCO in the Proposed Sub-Advisory Agreement Amendment, which it determined should help ensure that the sub-advisory fee rates paid to PIMCO with respect to the Credit Opportunities Fund are no greater than the range of fees the particular firm charges to similar clients.

Based on the information presented by PIMCO and the Adviser, the Board determined that the level of the sub-advisory fees to be paid by the Adviser to PIMCO is reasonable, fair and equitable and that approval of the Proposed Sub-Advisory Agreement Amendment would likely benefit the Credit Opportunities Fund and its shareholders.

JUNE 30, 2021	SIX CIRCLES TRUST	295

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Adviser Costs, Level of Profits and Economies of Scale. As the Credit Opportunities Fund had not yet utilized PIMCO’s sub-advisory services, information regarding PIMCO’s costs in providing services to the Fund was not available. The Board further noted that the sub-advisory fees paid to PIMCO have breakpoints, which may help to reflect economies of scale. The Board also considered information estimating the profitability to the Adviser from managing the Credit Opportunities Fund and management’s indication that the Adviser’s estimated profitability would not change meaningfully taking into account the Proposed Sub-Advisory Agreement Amendment.

Ancillary Benefits. The Board next considered whether PIMCO may receive other benefits as a result of PIMCO’s proposed relationship with the Trust or the Credit Opportunities Fund. The Board considered that PIMCO is not affiliated with any of the Credit Opportunities Fund’s service providers, respectively, and therefore would not benefit from those contractual relationships. Taking these considerations into account, the Board concluded that PIMCO would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fee under the Proposed Sub-Advisory Agreement Amendment.

Conclusions. Having requested and received such information from PIMCO as the Board believed to be reasonably necessary to evaluate the terms of the Proposed Sub-Advisory Agreement Amendment, the Board, including the Independent Trustees, unanimously concluded that the proposed sub-advisory fee structure was reasonable and, in light of the matters that the Board had considered to be relevant in the exercise of its reasonable judgment, approved the Proposed Sub-Advisory Agreement Amendment.

296	SIX CIRCLES TRUST	JUNE 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program.

JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On May 26, 2021, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum {“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2021	SIX CIRCLES TRUST	297

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as a stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2021. All rights reserved. June 30, 2021.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2021

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2021 (Unaudited)

Dear Shareholder,

As many of us begin a cautious, yet hopeful, transition to a new normal, we remain keenly aware that in some regions of the world, challenges remain. Our thoughts are with all of those who have been, and continue to be impacted by the COVID-19 virus, and we look forward to the day when we can confidently say for all that the worst is behind us.

Following a 12-month period of unprecedented market volatility, the six months covered by this report were characterized by recovery, as the markets responded positively to the rollout of COVID-19 vaccination programs. Against this backdrop, the Six Circles Funds provided us with the means to target key themes within our discretionary portfolios. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during this time, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2021	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2021 (Unaudited)

Equity markets across the globe posted positive returns in the first half of 2021. The successful rollout of COVID-19 vaccinations in the U.S. is helping the economy to recover and is boosting company earnings leading to equity markets trading at or near an all-time highs. While certain international regions are behind in the COVID-19 recovery, we expect them to follow the path of the U.S. The MSCI USA Index was up 14.9% in the first half of 2021, with Developed Non-U.S. and Emerging Markets Equities also closing in positive territory with the MSCI World ex-USA Index and the MSCI Emerging Markets Index up 9.9% and 7.5% respectively.

Global Bond and cash markets trailed equities; the Bloomberg Barclays U.S. 1-3 Month Treasury Bills Index returned 0.02%

and the Bloomberg Barclays Global Aggregate Hedged Index had a negative return of -1.5%, while the MSCI World Index was up 13.1% in the first half of 2021.

The Federal Open Market Committee decided to maintain the target range for the federal funds rate at 0 – 0.25%, with the view that this level is appropriate to support economic activity, the labor market, and inflation. The Committee stated that it anticipates maintaining an accommodative stance of monetary policy until its employment targets are achieved and inflation has risen to 2% and is on track to moderately exceed 2% for some time. The Committee will continue to monitor economic data to assess any future changes to the target federal funds range.

2	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	15.57%
MSCI USA Index	14.87%

Net Assets as of 06/30/2021 (In Thousands)	$3,752,851

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2021 through June 30, 2021 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well- known and widely-recognized index.

Consumer Staples, Industrials, Information Technology and Communication Services sectors comprised approximately 69% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. During the reporting period, all the four sectors contributed to the Fund’s performance on an absolute basis as well as relative to the Index.

Real Estate and Financials sectors comprised approximately 3% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, both the sectors contributed to the Fund’s performance on an absolute basis but detracted relative to the Index.

On the sleeve level, the Fund’s allocation to Broad U.S.A was the largest contributor to the Fund’s performance with no investment strategy detracting from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to seventeen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	25%
U.S. Software	11
U.S. Pharmaceuticals	9
U.S. Interactive Media & Services	8
U.S. Information Technology	7
U.S. Internet Retail	6
U.S. Air Freight & Logistics	5
U.S. Tech Hardware Equipment	5
U.S. Communication Services	4
U.S. Beverages	4
U.S. Semiconductors & Semiconductor Equipment	4
U.S. Tobacco	3
U.S. Home Entertainment Software	3
U.S. Biotechnology	2
U.S. Machinery	2
U.S. Airlines	1
U.S. Automobiles	1

*

The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value

JUNE 30, 2021	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

Allocation to Broad USA, which was approximately 25% of the Fund as of June 30, 2021, provides what the Adviser believes to be an ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocations to U.S. Software and U.S. Internet Retail provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. These exposures comprised approximately 17% of the Fund as of June 30, 2021.

Allocations to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 11% of the Fund as of June 30, 2021, and provide what the Adviser believes is an opportunity as the market may be overestimating the risks potential policy changes would have, given the industry’s long-term growth tailwinds.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 8% of the Fund as of June 30, 2021. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to U.S. Information Technology, which allows the Adviser to access specific exposures within the Technology sector, was approximately 7% of the Fund as of June 30, 2021.

The Adviser believes that allocation to U.S. Air Freight & Logistics has benefited from COVID-19 given the sector’s e-commerce networks. This allocation comprised approximately 5% of the Fund as of June 30, 2021.

Allocation to U.S. Technology Hardware Storage & Peripherals, which allows the Adviser to access specific exposures within the Technology sector, was approximately 5% of the Fund as of June 30, 2021.

Allocation to Communications Services, allows the Adviser to gain specific exposures within the mega cap technology sectors. The allocation was approximately 4% of the Fund as of June 30, 2021.

Allocation to U.S. Beverages was approximately 4% of the Fund’s exposure as of June 30, 2021 and reflects the Adviser’s belief that major players of this sector are going through structural changes and are set to improve free cash flow conversion.

The Adviser believes that allocation to U.S. Semis & Semi Equipment industries are attractive industries within the broader Information Technology Sector. This allocation comprised approximately 4% of the Fund as of June 30, 2021.

Allocation to U.S. Tobacco comprised approximately 3% of the Fund as of June 30, 2021, reflecting what the Adviser believes to be a defensive sub-industry exposure, within the context of the broader Portfolios.

Allocation to U.S. Home Entertainment Software comprised approximately 3% of the Fund as of June 30, 2021, reflecting the Adviser’s belief that strong secular tailwinds and high barrier to entry could allow companies within this index to outperform.

Allocation to the U.S. Machinery, which is a sub-industry of the Industrials sector, is comprised of concentrated exposure to companies in which the Adviser has high conviction. The allocation was approximately 2% of the Fund as of June 30, 2021.

The Adviser believes that allocation to U.S. Airlines takes advantage of the continued global recovery and rebound in travel. This allocation comprised approximately 1% of the Fund as of June 30, 2021.

The Adviser believes that allocation to U.S. Automobiles helps target direct exposure to a concentrated segment of the market in order to manage risk related to the sector. This allocation comprised approximately 1% of the Fund as of June 30, 2021.

4	SIX CIRCLES TRUST	JUNE 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	15.57%	43.96%	25.94%

*	Not Annualized

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/21)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.09% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2021	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited)

REPORTING PERIOD RETURN
Fund*	13.15%
MSCI World ex USA Index	9.92%

Net Assets as of 06/30/2021 (In Thousands)	$1,936,585

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2021 through June 30, 2021 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, and is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely-recognized index.

Financials, Utilities and Health Care sectors comprised approximately 52% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector overweights relative to the Index. The Financials and Health Care sectors contributed to the Fund’s performance on an absolute basis, while Utilities detracted. Relative to index, Health Care contributed, while Financials and Utilities detracted from performance.

Consumer Discretionary, Communication Services, Materials and Real Estate comprised approximately 9% of the Fund’s sector exposure on a look-through basis at the end of the reporting period, and were the Fund’s largest sector underweights relative to the Index. During the reporting period, the Fund had no exposure to the Communication Services and Real Estate sectors, hence, the sectors did not contribute on an absolute basis. While only Consumer Discretionary and Materials contributed to the Fund’s performance on an absolute basis, all the four sectors contributed from the Fund’s performance relative to the Index.

On the sleeve level, the Fund’s allocation to Europe Semiconductors was the largest contributor, while the allocation to Europe ex-UK Utilities was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

The allocation to Europe Insurance, which the Adviser believes allowed the portfolio to be broadly underweight European Equities but allow the portfolio to target an overall overweight to European Insurance was eliminated during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to ten strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	24%
Europe Pharmaceuticals	19
Europe Industrials	14
Europe Beverages	11
Europe ex-UK Utilities	9
Europe Semiconductors	7
European Metals & Mining	6
Europe Automobiles	4
Europe Integrated Oil & Gas	4
Korea Technology, Hardware, Storage & Peripherals	2

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the

6	SIX CIRCLES TRUST	JUNE 30, 2021

net assets of the Fund at June 30, 2021 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2021. The portfolio allocation is subject to change.

Allocation to the Europe Financials was approximately 24% of the Fund as of June 30, 2021. The Adviser believes in the capital adequacy and the capacity of the sector to pay dividends. Valuations have been compelling and the market has become more realistic about the outlook for credit costs.

Allocation to Europe Pharmaceuticals comprised approximately 19% of the Fund as of June 30, 2021 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals, within the context of the broader Portfolios.

Allocation to the Europe Industrials was approximately 14% of the Fund as of June 30, 2021 and provides an exposure that the Adviser believes will benefit from economic growth and recovery.

Allocation to Europe Beverages was approximately 11% of the Fund’s exposure as of June 30, 2021 and reflects the Adviser’s belief that the market is underestimating the strength of these international companies within a recovery industry.

The Adviser believes that allocation to Europe ex-UK utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 9% of the Fund as of June 30, 2021.

The Adviser believes that companies within the Europe Semiconductors sector have stable long term growth prospects and strong balance sheets. The sector comprised approximately 7% of the Fund as of June 30, 2021.

The allocation Europe Metal and Mining provides what the Adviser believes is a cyclical exposure to companies with strong balance sheets. The allocation was approximately 6% of the Fund as of June 30, 2021.

The Adviser believes that allocation to Europe Automobiles is expected to perform well as the economy recovers. The focus on electric vehicles are likely to be a tailwind. This allocation comprised approximately 4% of the Fund as of June 30, 2021.

Allocation to Europe Integrated Oil & Gas provides exposure to cyclical industry that the Adviser believes will take advantage of the early cycle environment, and comprised approximately 4% of the Fund as of June 30, 2021.

The allocation to Korea Technology Hardware, Software and Peripherals provides what the Adviser believes is exposure to a strong player within the global technology supply chain. The allocation was approximately 2% of the Fund as of June 30, 2021.

JUNE 30, 2021	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2021 Through June 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	13.15%	42.77%	12.17%

*	Not Annualized

GROWTH OF $10,000 REPORT (04/10/19 to 06/30/21)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.40% and 0.20% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.9%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	5	1,562
Albemarle Corp.	3	462
Celanese Corp., Class A	3	471
CF Industries Holdings, Inc.	7	335
Dow, Inc.	18	1,150
DuPont de Nemours, Inc.	13	1,029
Eastman Chemical Co.	4	435
Ecolab, Inc.	7	1,341
FMC Corp.	2	259
International Flavors & Fragrances, Inc.	6	887
Linde plc, (United Kingdom)	13	3,645
LyondellBasell Industries NV, Class A	7	701
Mosaic Co. (The)	11	339
PPG Industries, Inc.	6	1,016
RPM International, Inc.	2	213
Sherwin-Williams Co. (The)	6	1,627

		15,472

Forest Products & Paper — 0.0% (g)
International Paper Co.	10	605

Iron/Steel — 0.0% (g)
Nucor Corp.	8	741
Steel Dynamics, Inc.	7	430

		1,171

Mining — 0.1%
Freeport-McMoRan, Inc.	33	1,241
Newmont Corp.	18	1,164

		2,405

Total Basic Materials		19,653

Communications — 23.1%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	24	771
Omnicom Group, Inc.	13	1,019
Trade Desk, Inc. (The), Class A (a)	65	5,028

		6,818

Internet — 19.9%
Airbnb, Inc., Class A (a)	1	222
Alphabet, Inc., Class A (a)	50	123,223
Alphabet, Inc., Class C (a)	49	123,980
Amazon.com, Inc. (a)	74	253,075
Booking Holdings, Inc. (a)	1	2,131
CDW Corp.	15	2,591
Chewy, Inc., Class A (a)	14	1,095
eBay, Inc.	117	8,241
Etsy, Inc. (a)	21	4,423
Expedia Group, Inc. (a)	3	493
F5 Networks, Inc. (a)	7	1,254
Facebook, Inc., Class A (a)	404	140,339

SECURITY DESCRIPTION	SHARES		VALUE ($)

Internet — continued
GoDaddy, Inc., Class A (a)	8		666
IAC/InterActiveCorp. (a)	13		2,039
Lyft, Inc., Class A (a)	6		359
Match Group, Inc. (a)	42		6,824
MercadoLibre, Inc., (Argentina) (a)	8		12,050
Netflix, Inc. (a)	24		12,878
NortonLifeLock, Inc.	92		2,502
Okta, Inc., Class A (a)	6		1,385
Palo Alto Networks, Inc. (a)	15		5,472
Pinterest, Inc., Class A (a)	89		7,039
Roku, Inc., Class A (a)	6		2,726
Snap, Inc., Class A (a)	158		10,746
Twitter, Inc. (a)	133		9,162
Uber Technologies, Inc. (a)	29		1,478
VeriSign, Inc. (a)	5		1,058
Wayfair, Inc., Class A (a)	13		3,968
Zendesk, Inc. (a)	18		2,589
Zillow Group, Inc., Class A (a)	10		1,239
Zillow Group, Inc., Class C (a)	26		3,207

			748,454

Media — 1.3%
Altice USA, Inc., Class A (a)	12		393
Cable One, Inc.	—	(h)	495
Charter Communications, Inc., Class A (a)	7		5,293
Comcast Corp., Class A	252		14,374
Discovery, Inc., Class A (a)	9		287
Discovery, Inc., Class C (a)	17		503
DISH Network Corp., Class A (a)	15		633
FactSet Research Systems, Inc.	1		380
Fox Corp., Class A	20		739
Fox Corp., Class B	11		377
Liberty Broadband Corp., Class A (a)	1		190
Liberty Broadband Corp., Class C (a)	8		1,427
Liberty Global plc, (United Kingdom), Class A (a)	11		308
Liberty Global plc, (United Kingdom), Class C (a)	21		564
Liberty Media Corp.-Liberty Formula One, Class C (a)	10		479
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	5		248
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	9		414
News Corp., Class A	24		630
Sirius XM Holdings, Inc.	55		360
ViacomCBS, Inc., Class B	33		1,469
Walt Disney Co. (The) (a)	100		17,577

			47,140

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 1.7%
Arista Networks, Inc. (a)	6	2,257
AT&T, Inc.	392	11,286
Cisco Systems, Inc.	450	23,875
Corning, Inc.	84	3,456
Juniper Networks, Inc.	38	1,039
Lumen Technologies, Inc.	53	722
Motorola Solutions, Inc.	18	3,886
T-Mobile US, Inc. (a)	34	4,968
Verizon Communications, Inc.	228	12,796

		64,285

Total Communications		866,697

Consumer Cyclical — 5.0%
Airlines — 1.1%
Alaska Air Group, Inc. (a)	51	3,058
American Airlines Group, Inc. (a)	261	5,542
Delta Air Lines, Inc. (a)	266	11,511
Southwest Airlines Co. (a)	245	13,029
United Airlines Holdings, Inc. (a)	132	6,893

		40,033

Apparel — 0.1%
NIKE, Inc., Class B	30	4,709
VF Corp.	8	654

		5,363

Auto Manufacturers — 2.2%
Cummins, Inc.	20	4,959
Ford Motor Co. (a)	443	6,588
General Motors Co. (a)	148	8,734
PACCAR, Inc.	48	4,305
Tesla, Inc. (a)	87	58,857

		83,443

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	6	973
Autoliv, Inc., (Sweden)	1	118
BorgWarner, Inc.	5	254
Lear Corp.	1	220

		1,565

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	5	719
Fastenal Co.	14	742
LKQ Corp. (a)	7	343
Pool Corp.	1	350
WW Grainger, Inc.	1	521

		2,675

Entertainment — 0.0% (g)
Caesars Entertainment, Inc. (a)	4	438
DraftKings, Inc., Class A (a)	4	224

SECURITY DESCRIPTION	SHARES		VALUE ($)

Entertainment — continued
Live Nation Entertainment, Inc. (a)	9		820
Vail Resorts, Inc. (a)	1		374

			1,856

Food Service — 0.0% (g)
Aramark	6		234

Home Builders — 0.1%
DR Horton, Inc.	9		804
Lennar Corp., Class A	6		620
NVR, Inc. (a)	—	(h)	323
PulteGroup, Inc.	5		267

			2,014

Home Furnishings — 0.0% (g)
Whirlpool Corp.	2		393

Housewares — 0.0% (g)
Newell Brands, Inc.	10		271

Leisure Time — 0.1%
Carnival Corp. (a)	22		579
Peloton Interactive, Inc., Class A (a)	6		761
Royal Caribbean Cruises Ltd. (a)	6		533

			1,873

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	7		827
Las Vegas Sands Corp. (a)	7		349
Marriott International, Inc., Class A (a)	7		934
MGM Resorts International	12		492
Wynn Resorts Ltd. (a)	2		233

			2,835

Retail — 1.2%
Advance Auto Parts, Inc.	1		292
AutoZone, Inc. (a)	1		755
Best Buy Co., Inc.	6		666
Burlington Stores, Inc. (a)	1		425
CarMax, Inc. (a)	4		503
Carvana Co., Class A (a)	2		459
Chipotle Mexican Grill, Inc., Class A (a)	1		1,082
Costco Wholesale Corp.	11		4,230
Darden Restaurants, Inc.	4		523
Dollar General Corp.	6		1,223
Dollar Tree, Inc. (a)	6		588
Domino’s Pizza, Inc.	1		384
Genuine Parts Co.	3		418
Home Depot, Inc. (The)	25		8,067
L Brands, Inc.	5		355
Lowe’s Cos., Inc.	17		3,365
Lululemon Athletica, Inc., (Canada) (a)	3		1,112
McDonald’s Corp.	18		4,067

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
O’Reilly Automotive, Inc. (a)	2	878
Ross Stores, Inc.	9	1,074
Starbucks Corp.	28	3,112
Target Corp.	12	2,848
TJX Cos., Inc. (The)	28	1,875
Tractor Supply Co.	2	431
Ulta Beauty, Inc. (a)	1	402
Walgreens Boots Alliance, Inc.	18	966
Walmart, Inc.	38	5,353
Yum! Brands, Inc.	7	754

		46,207

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	2	331

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	3	252

Total Consumer Cyclical		189,345

Consumer Non-cyclical — 23.0%
Agriculture — 3.2%
Altria Group, Inc.	923	43,987
Archer-Daniels-Midland Co.	14	850
Bunge Ltd.	4	328
Philip Morris International, Inc.	774	76,673

		121,838

Beverages — 4.0%
Boston Beer Co., Inc. (The), Class A (a)	2	2,374
Brown-Forman Corp., Class B	80	6,031
Coca-Cola Co. (The)	1,075	58,148
Constellation Brands, Inc., Class A	45	10,413
Keurig Dr Pepper, Inc.	184	6,481
Molson Coors Beverage Co., Class B (a)	50	2,658
Monster Beverage Corp. (a)	103	9,432
PepsiCo., Inc.	362	53,687

		149,224

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	23	4,317
Alnylam Pharmaceuticals, Inc. (a)	12	2,012
Amgen, Inc.	61	14,892
Biogen, Inc. (a)	16	5,610
BioMarin Pharmaceutical, Inc. (a)	19	1,581
Bio-Rad Laboratories, Inc., Class A (a)	1	399
Corteva, Inc.	19	848
Exact Sciences Corp. (a)	17	2,167
Gilead Sciences, Inc.	133	9,137
Horizon Therapeutics Plc (a)	22	2,052
Illumina, Inc. (a)	4	1,665
Incyte Corp. (a)	19	1,621
Moderna, Inc. (a)	33	7,839
Novavax, Inc. (a)	7	1,512

SECURITY DESCRIPTION	SHARES		VALUE ($)

Biotechnology — continued
Regeneron Pharmaceuticals, Inc. (a)	11		6,224
Royalty Pharma plc, Class A	5		207
Seagen, Inc. (a)	14		2,214
Vertex Pharmaceuticals, Inc. (a)	28		5,594

			69,891

Commercial Services — 1.1%
AMERCO	—	(h)	200
Automatic Data Processing, Inc.	21		4,158
Avalara, Inc. (a)	13		2,089
Booz Allen Hamilton Holding Corp., Class A	3		219
Cintas Corp.	2		925
CoStar Group, Inc. (a)	9		750
Equifax, Inc.	3		747
FleetCor Technologies, Inc. (a)	4		974
Gartner, Inc. (a)	5		1,115
Global Payments, Inc.	14		2,708
IHS Markit Ltd., (United Kingdom)	9		1,059
MarketAxess Holdings, Inc.	1		487
Moody’s Corp.	4		1,483
PayPal Holdings, Inc. (a)	54		15,779
Robert Half International, Inc.	4		317
Rollins, Inc.	6		196
S&P Global, Inc.	6		2,386
Square, Inc., Class A (a)	19		4,600
TransUnion	5		547
United Rentals, Inc. (a)	2		621
Verisk Analytics, Inc., Class A	4		657

			42,017

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	18		1,501
Estee Lauder Cos., Inc. (The), Class A	5		1,725
Procter & Gamble Co. (The)	59		7,932

			11,158

Food — 0.2%
Campbell Soup Co.	3		150
Conagra Brands, Inc.	13		489
General Mills, Inc.	15		923
Hershey Co. (The)	3		578
Hormel Foods Corp.	9		416
J M Smucker Co. (The)	3		401
Kellogg Co.	7		465
Kraft Heinz Co. (The)	17		700
Kroger Co. (The)	19		741
Lamb Weston Holdings, Inc.	3		203
McCormick & Co., Inc.	5		464
Mondelez International, Inc., Class A	34		2,132
Sysco Corp.	12		906

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Tyson Foods, Inc., Class A	8	574

		9,142

Healthcare — Products — 1.0%
10X Genomics, Inc., Class A (a)	2	343
Abbott Laboratories	42	4,926
ABIOMED, Inc. (a)	1	315
Align Technology, Inc. (a)	2	1,095
Avantor, Inc. (a)	11	407
Baxter International, Inc.	13	1,012
Bio-Techne Corp.	1	373
Boston Scientific Corp. (a)	35	1,501
Cooper Cos., Inc. (The)	1	468
Danaher Corp.	16	4,183
DENTSPLY SIRONA, Inc.	5	293
Edwards Lifesciences Corp. (a)	15	1,516
Henry Schein, Inc. (a)	5	378
Hologic, Inc. (a)	6	418
IDEXX Laboratories, Inc. (a)	2	1,233
Insulet Corp. (a)	1	355
Intuitive Surgical, Inc. (a)	3	2,568
Masimo Corp. (a)	1	240
Medtronic plc, (Ireland)	32	4,024
Novocure Ltd., (Jersey) (a)	2	423
PerkinElmer, Inc.	3	476
ResMed, Inc.	3	838
STERIS plc	2	455
Stryker Corp.	8	2,152
Teleflex, Inc.	1	380
Thermo Fisher Scientific, Inc.	9	4,770
West Pharmaceutical Services, Inc.	2	608
Zimmer Biomet Holdings, Inc.	5	826

		36,576

Healthcare — Services — 0.6%
Anthem, Inc.	6	2,184
Catalent, Inc. (a)	47	5,094
Centene Corp. (a)	15	1,074
Charles River Laboratories International, Inc. (a)	1	394
DaVita, Inc. (a)	2	191
HCA Healthcare, Inc.	6	1,342
Humana, Inc.	3	1,287
IQVIA Holdings, Inc. (a)	5	1,106
Laboratory Corp. of America Holdings (a)	3	690
Molina Healthcare, Inc. (a)	1	310
Oak Street Health, Inc. (a)	2	121
PPD, Inc. (a)	2	80
Quest Diagnostics, Inc.	3	451
Teladoc Health, Inc. (a)	3	509
UnitedHealth Group, Inc.	23	9,010

SECURITY DESCRIPTION	SHARES	VALUE ($)

Healthcare — Services — continued
Universal Health Services, Inc., Class B	2	336

		24,179

Household Products/Wares — 0.1%
Avery Dennison Corp.	2	490
Church & Dwight Co., Inc.	5	445
Clorox Co. (The)	3	483
Kimberly-Clark Corp.	8	1,005

		2,423

Pharmaceuticals — 10.6%
AbbVie, Inc.	185	20,854
AmerisourceBergen Corp., Class A	3	385
Becton Dickinson and Co.	7	1,753
Bristol-Myers Squibb Co.	628	41,934
Cardinal Health, Inc.	7	410
Cigna Corp.	9	2,056
CVS Health Corp.	32	2,692
Dexcom, Inc. (a)	2	941
Elanco Animal Health, Inc. (a)	10	348
Eli Lilly & Co.	224	51,419
Jazz Pharmaceuticals plc, (Ireland) (a)	1	198
Johnson & Johnson	740	121,966
McKesson Corp.	4	712
Merck & Co., Inc.	713	55,417
Neurocrine Biosciences, Inc. (a)	10	926
Organon & Co. (a)	65	1,956
Perrigo Co. plc, (Ireland)	34	1,574
Pfizer, Inc.	1,573	61,607
Viatris, Inc.	344	4,912
Zoetis, Inc., Class A	134	24,891

		396,951

Total Consumer Non-cyclical		863,399

Energy — 0.8%
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	14	2,580
Plug Power, Inc. (a)	13	432
SolarEdge Technologies, Inc., (Israel) (a)	6	1,624
Sunrun, Inc. (a)	4	217

		4,853

Oil & Gas — 0.5%
Chevron Corp.	46	4,828
ConocoPhillips	34	2,057
Devon Energy Corp.	18	523
EOG Resources, Inc.	15	1,214
Exxon Mobil Corp.	101	6,340
Hess Corp.	7	613
Marathon Petroleum Corp.	14	870
Occidental Petroleum Corp.	22	689
Phillips 66	9	812

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Pioneer Natural Resources Co.	5	845
Valero Energy Corp.	9	739

		19,530

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	20	459
Halliburton Co.	24	554
Schlumberger NV	34	1,094

		2,107

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	5	451
Kinder Morgan, Inc.	44	801
ONEOK, Inc.	10	529
Williams Cos., Inc. (The)	28	739

		2,520

Total Energy		29,010

Financial — 4.0%
Banks — 1.0%
Bank of America Corp.	187	7,707
Bank of New York Mellon Corp. (The)	21	1,061
Citigroup, Inc.	52	3,650
Citizens Financial Group, Inc.	15	671
Fifth Third Bancorp	22	848
First Republic Bank	5	982
Goldman Sachs Group, Inc. (The)	9	3,251
Huntington Bancshares, Inc.	50	714
KeyCorp.	33	679
M&T Bank Corp.	4	647
Morgan Stanley	35	3,248
Northern Trust Corp.	5	605
PNC Financial Services Group, Inc. (The)	11	2,115
Regions Financial Corp.	33	664
State Street Corp.	9	743
SVB Financial Group (a)	2	897
Truist Financial Corp.	35	1,962
US Bancorp	37	2,116
Wells Fargo & Co.	102	4,598

		37,158

Diversified Financial Services — 1.5%
Ally Financial, Inc.	11	529
American Express Co.	17	2,869
Ameriprise Financial, Inc.	3	748
Apollo Global Management, Inc., Class A	5	326
BlackRock, Inc., Class A	2	1,654
Capital One Financial Corp.	11	1,732
Cboe Global Markets, Inc.	3	385
Charles Schwab Corp. (The)	36	2,615
CME Group, Inc., Class A	9	2,000
Discover Financial Services	9	1,063

SECURITY DESCRIPTION	SHARES		VALUE ($)

Diversified Financial Services — continued
Franklin Resources, Inc.	10		326
Intercontinental Exchange, Inc.	15		1,795
Invesco Ltd.	11		303
Mastercard, Inc., Class A	43		15,714
Nasdaq, Inc.	4		702
Raymond James Financial, Inc.	3		451
SEI Investments Co.	5		287
Synchrony Financial	15		737
T Rowe Price Group, Inc.	6		1,285
Tradeweb Markets, Inc., Class A	3		286
Visa, Inc., Class A	82		19,274
Western Union Co. (The)	18		416

			55,497

Insurance — 0.8%
Aflac, Inc.	16		883
Alleghany Corp. (a)	—	(h)	294
Allstate Corp. (The)	8		978
American Financial Group, Inc.	2		291
American International Group, Inc.	20		936
Aon plc, Class A	6		1,338
Arch Capital Group Ltd., (Bermuda) (a)	12		472
Arthur J Gallagher & Co.	5		702
Assurant, Inc.	2		291
Athene Holding Ltd., (Bermuda), Class A (a)	4		300
Berkshire Hathaway, Inc., Class B (a)	33		9,121
Brown & Brown, Inc.	7		364
Chubb Ltd., (Switzerland)	11		1,742
Cincinnati Financial Corp.	4		498
Equitable Holdings, Inc.	12		373
Erie Indemnity Co., Class A	1		174
Everest Re Group Ltd., (Bermuda)	1		313
Fidelity National Financial, Inc.	5		196
Globe Life, Inc.	3		291
Hartford Financial Services Group, Inc. (The)	9		587
Lincoln National Corp.	5		340
Loews Corp.	7		359
Markel Corp. (a)	—	(h)	443
Marsh & McLennan Cos., Inc.	12		1,749
MetLife, Inc.	18		1,105
Principal Financial Group, Inc.	8		476
Progressive Corp. (The)	15		1,425
Prudential Financial, Inc.	11		1,151
Reinsurance Group of America, Inc.	2		247
RenaissanceRe Holdings Ltd., (Bermuda)	2		256
Travelers Cos., Inc. (The)	6		943
Voya Financial, Inc.	4		254
Willis Towers Watson plc, (United Kingdom)	3		768

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
WR Berkley Corp.	4	323

		29,983

Private Equity — 0.1%
Blackstone Group, Inc. (The)	18	1,781
Carlyle Group, Inc. (The)	6	263
KKR & Co., Inc.	11	653

		2,697

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	9	735

REITS — 0.6%
AGNC Investment Corp.	8	143
Alexandria Real Estate Equities, Inc.	3	536
American Tower Corp.	11	2,845
Annaly Capital Management, Inc.	26	235
AvalonBay Communities, Inc.	4	763
Boston Properties, Inc.	4	431
Camden Property Trust	2	239
Crown Castle International Corp.	10	1,955
Digital Realty Trust, Inc.	6	968
Duke Realty Corp.	8	374
Equinix, Inc.	2	1,647
Equity LifeStyle Properties, Inc.	3	249
Equity Residential	9	680
Essex Property Trust, Inc.	1	436
Extra Space Storage, Inc.	3	445
Healthpeak Properties, Inc.	12	385
Host Hotels & Resorts, Inc. (a)	15	262
Invitation Homes, Inc.	12	431
Iron Mountain, Inc.	5	222
Medical Properties Trust, Inc.	11	216
Mid-America Apartment Communities, Inc.	2	383
Omega Healthcare Investors, Inc.	4	161
Prologis, Inc.	18	2,116
Public Storage	4	1,057
Realty Income Corp.	9	567
Regency Centers Corp.	4	238
SBA Communications Corp., Class A	2	780
Simon Property Group, Inc.	7	975
Sun Communities, Inc.	2	394
UDR, Inc.	5	261
Ventas, Inc.	10	543
VEREIT, Inc.	7	301
VICI Properties, Inc.	12	375
Vornado Realty Trust	6	259
Welltower, Inc.	11	882
Weyerhaeuser Co.	20	700
WP Carey, Inc.	3	229

		23,683

Total Financial		149,753

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrial — 9.3%
Aerospace/Defense — 0.4%
Boeing Co. (The) (a)	13	3,150
General Dynamics Corp.	6	1,119
HEICO Corp.	1	112
HEICO Corp., Class A	1	158
Howmet Aerospace, Inc. (a)	9	304
L3Harris Technologies, Inc.	5	1,051
Lockheed Martin Corp.	6	2,280
Northrop Grumman Corp.	4	1,395
Raytheon Technologies Corp.	37	3,171
Teledyne Technologies, Inc. (a)	1	433
TransDigm Group, Inc. (a)	1	859

		14,032

Building Materials — 0.1%
Carrier Global Corp.	18	895
Fortune Brands Home & Security, Inc.	3	302
Johnson Controls International plc	18	1,237
Lennox International, Inc.	1	223
Martin Marietta Materials, Inc.	2	583
Masco Corp.	5	285
Owens Corning	3	315
Vulcan Materials Co.	4	621

		4,461

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	6	800
Emerson Electric Co.	15	1,406
Generac Holdings, Inc. (a)	2	642

		2,848

Electronics — 0.7%
Agilent Technologies, Inc.	7	1,061
Allegion plc, (Ireland)	2	237
Amphenol Corp., Class A	65	4,436
Arrow Electronics, Inc. (a)	9	980
Fortive Corp.	44	3,094
Garmin Ltd., (Switzerland)	4	562
Honeywell International, Inc.	17	3,719
Keysight Technologies, Inc. (a)	20	3,028
Mettler-Toledo International, Inc. (a)	1	719
Sensata Technologies Holding plc (a)	4	242
TE Connectivity Ltd., (Switzerland)	36	4,845
Trimble, Inc. (a)	26	2,155
Waters Corp. (a)	1	426

		25,504

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	3	442

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	24	1,599
Republic Services, Inc., Class A	6	647

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Environmental Control — continued
Waste Connections, Inc.	7	820
Waste Management, Inc.	10	1,464

		4,530

Hand/Machine Tools — 0.2%
Snap-on, Inc.	8	1,715
Stanley Black & Decker, Inc.	22	4,530

		6,245

Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	75	16,237

Machinery — Diversified — 0.9%
Cognex Corp.	18	1,551
Deere & Co.	41	14,297
Dover Corp.	19	2,888
IDEX Corp.	10	2,186
Ingersoll Rand, Inc. (a)	50	2,433
Nordson Corp.	7	1,513
Otis Worldwide Corp.	55	4,494
Rockwell Automation, Inc.	3	873
Westinghouse Air Brake Technologies Corp.	25	2,083
Xylem, Inc.	24	2,889

		35,207

Miscellaneous Manufacturers — 0.6%
3M Co.	14	2,828
AO Smith Corp.	2	137
Eaton Corp. plc	10	1,435
General Electric Co.	215	2,889
Illinois Tool Works, Inc.	43	9,601
Parker-Hannifin Corp.	18	5,491
Textron, Inc.	6	443
Trane Technologies plc, (Ireland)	6	1,094

		23,918

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	43	492
Ball Corp.	9	720
Crown Holdings, Inc.	4	421
Packaging Corp. of America	3	366
Sealed Air Corp.	5	302
Westrock Co.	8	406

		2,707

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	1	209

Transportation — 5.7%
CH Robinson Worldwide, Inc.	106	9,944
CSX Corp.	55	1,778
Expeditors International of Washington, Inc.	134	17,022

SECURITY DESCRIPTION	SHARES	VALUE ($)

Transportation — continued
FedEx Corp.	194	57,807
JB Hunt Transport Services, Inc.	2	389
Kansas City Southern	2	654
Knight-Swift Transportation Holdings, Inc., Class A	5	244
Norfolk Southern Corp.	6	1,681
Old Dominion Freight Line, Inc.	3	658
Union Pacific Corp.	16	3,594
United Parcel Service, Inc., Class B	574	119,276
XPO Logistics, Inc. (a)	3	378

		213,425

Total Industrial		349,765

Technology — 32.6%
Computers — 7.8%
Accenture plc, (Ireland), Class A	31	9,138
Apple, Inc.	1,789	245,017
Cognizant Technology Solutions Corp., Class A	26	1,824
Crowdstrike Holdings, Inc., Class A (a)	27	6,883
Dell Technologies, Inc., Class C (a)	28	2,765
EPAM Systems, Inc. (a)	3	1,401
Fortinet, Inc. (a)	21	5,106
Hewlett Packard Enterprise Co.	139	2,022
HP, Inc.	135	4,061
International Business Machines Corp.	44	6,428
Leidos Holdings, Inc.	3	345
NetApp, Inc.	23	1,904
Seagate Technology Holdings plc, (Ireland)	23	2,043
Western Digital Corp. (a)	34	2,397
Zscaler, Inc. (a)	12	2,601

		293,935

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	6	3,043

Semiconductors — 6.6%
Advanced Micro Devices, Inc. (a)	140	13,142
Analog Devices, Inc.	43	7,384
Applied Materials, Inc.	106	15,131
Broadcom, Inc.	47	22,544
Intel Corp.	469	26,352
IPG Photonics Corp. (a)	4	853
KLA Corp.	18	5,723
Lam Research Corp.	16	10,720
Marvell Technology, Inc.	91	5,302
Maxim Integrated Products, Inc.	31	3,301
Microchip Technology, Inc.	31	4,616
Micron Technology, Inc. (a)	130	11,010
Monolithic Power Systems, Inc.	5	1,849
NVIDIA Corp.	71	57,170

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
NXP Semiconductors NV, (Netherlands)	32	6,627
ON Semiconductor Corp. (a)	50	1,899
Qorvo, Inc. (a)	13	2,542
QUALCOMM, Inc.	131	18,776
Skyworks Solutions, Inc.	19	3,719
Teradyne, Inc.	19	2,548
Texas Instruments, Inc.	107	20,515
Xilinx, Inc.	28	4,002

		245,725

Software — 18.1%
Activision Blizzard, Inc.	659	62,902
Adobe, Inc. (a)	74	43,279
Akamai Technologies, Inc. (a)	8	958
ANSYS, Inc. (a)	13	4,536
Autodesk, Inc. (a)	34	9,843
Bentley Systems, Inc., Class B	27	1,739
Black Knight, Inc. (a)	24	1,872
Broadridge Financial Solutions, Inc.	5	835
Cadence Design Systems, Inc. (a)	43	5,861
Ceridian HCM Holding, Inc. (a)	21	1,971
Cerner Corp.	8	641
Citrix Systems, Inc.	18	2,162
Clarivate plc, (United Kingdom) (a)	8	229
Cloudflare, Inc., Class A (a)	35	3,680
Coupa Software, Inc. (a)	11	2,896
Datadog, Inc., Class A (a)	27	2,861
DocuSign, Inc., Class A (a)	28	7,961
Dropbox, Inc., Class A (a)	50	1,502
Dynatrace, Inc. (a)	28	1,660
Electronic Arts, Inc.	243	34,945
Fair Isaac Corp. (a)	4	2,189
Fidelity National Information Services, Inc.	31	4,329
Fiserv, Inc. (a)	30	3,188
Guidewire Software, Inc. (a)	12	1,331
HubSpot, Inc. (a)	7	3,938
Intuit, Inc.	42	20,767
Jack Henry & Associates, Inc.	3	563
Microsoft Corp.	1,105	299,285
MongoDB, Inc., Class A (a)	2	863
MSCI, Inc., Class A	2	1,102
Oracle Corp.	295	22,973
Palantir Technologies, Inc., Class A (a)	82	2,151
Paychex, Inc.	16	1,746
Paycom Software, Inc. (a)	8	2,789
PTC, Inc. (a)	17	2,378
RingCentral, Inc., Class A (a)	11	3,308
Roper Technologies, Inc.	2	1,148
salesforce.com, Inc. (a)	142	34,645
ServiceNow, Inc. (a)	30	16,603
Slack Technologies, Inc., Class A (a)	73	3,225
Snowflake, Inc., Class A (a)	1	321

SECURITY DESCRIPTION	SHARES	VALUE ($)

Software — continued
Splunk, Inc. (a)	25	3,565
SS&C Technologies Holdings, Inc.	37	2,643
Synopsys, Inc. (a)	24	6,543
Take-Two Interactive Software, Inc. (a)	98	17,426
Twilio, Inc., Class A (a)	8	3,058
Tyler Technologies, Inc. (a)	6	2,794
Unity Software, Inc. (a)	8	916
Veeva Systems, Inc., Class A (a)	3	1,045
VMware, Inc., Class A (a)	13	2,107
Workday, Inc., Class A (a)	28	6,679
Zoom Video Communications, Inc., Class A (a)	31	12,165

		680,116

Total Technology		1,222,819

Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	13	350
Alliant Energy Corp.	5	263
Ameren Corp.	5	415
American Electric Power Co., Inc.	12	1,043
CenterPoint Energy, Inc.	12	306
CMS Energy Corp.	6	376
Consolidated Edison, Inc.	9	643
Dominion Energy, Inc.	19	1,428
DTE Energy Co.	5	660
Duke Energy Corp.	19	1,839
Edison International	10	575
Entergy Corp.	5	508
Evergy, Inc.	5	276
Eversource Energy	8	613
Exelon Corp.	24	1,070
FirstEnergy Corp.	12	431
NextEra Energy, Inc.	47	3,468
NRG Energy, Inc.	7	269
PG&E Corp. (a)	36	371
Pinnacle West Capital Corp.	3	211
PPL Corp.	20	560
Public Service Enterprise Group, Inc.	13	749
Sempra Energy	8	1,084
Southern Co. (The)	27	1,608
Vistra Corp.	10	195
WEC Energy Group, Inc.	7	591
Xcel Energy, Inc.	13	831

		20,733

Gas — 0.0% (g)
Atmos Energy Corp.	3	256
NiSource, Inc.	9	215
UGI Corp.	6	277

		748

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — 0.0% (g)
American Water Works Co., Inc.	4		633
Essential Utilities, Inc.	5		224

			857

Total Utilities			22,338

Total Common Stocks (Cost $2,895,843)			3,712,779

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.7%
Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021	6,762		6,762
Barclays SA, 0.01%, 07/01/2021	6,937		6,937
BNP Paribas SA, 0.01%, 07/01/2021	25,693		25,693
Brown Brothers Harriman, 0.01%, 07/01/2021	—	(h)	—	(h)
Citibank NA, 0.01%, 07/01/2021	22,171		22,171
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 07/01/2021	1,435		1,435

Total Short-Term Investments (Cost $62,998)			62,998

Total Investments — 100.6% (Cost — $2,958,841)*			3,775,777

Liabilities in Excess of Other Assets — (0.6)%			(22,926)

NET ASSETS — 100.0%			$3,752,851

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-mini NASDAQ 100 Index	221	09/2021	USD	6,184	246

Micro E-mini S&P 500 Index	466	09/2021	USD	9,869	124

NASDAQ 100 E-mini Index	11	09/2021	USD	3,104	97

S&P 500 E-mini Index	39	09/2021	USD	8,235	127

S&P MidCap 400 E-mini Index	1	09/2021	USD	273	(3)

Total unrealized appreciation (depreciation)					591

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	19.8%

Software	18.0%

Pharmaceuticals	10.5%

Computers	7.8%

Semiconductors	6.5%

Transportation	5.7%

Beverages	4.0%

Agriculture	3.2%

Auto Manufacturers	2.2%

Biotechnology	1.8%

Telecommunications	1.7%

Diversified Financial Services	1.5%

Media	1.2%

Retail	1.2%

Commercial Services	1.1%

Airlines	1.1%

Others (Each less than 1.0%)	11.0%

Short-Term Investments	1.7%

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 95.9%
Australia — 1.2%
BHP Group plc	759	22,462

Austria — 0.5%
Erste Group Bank AG	74	2,706
OMV AG	27	1,515
Raiffeisen Bank International AG	39	886
Verbund AG	31	2,866
voestalpine AG	42	1,701

		9,674

Belgium — 2.8%
Ageas SA	46	2,564
Anheuser-Busch InBev SA	495	35,664
Elia Group SA	15	1,553
Groupe Bruxelles Lambert SA	30	3,333
KBC Group NV	66	5,030
Sofina SA	4	1,755
UCB SA	40	4,156

		54,055

Chile — 0.1%
Antofagasta plc	142	2,818

Denmark — 4.9%
AP Moller — Maersk A/S, Class A	1	1,474
AP Moller — Maersk A/S, Class B	1	2,916
Carlsberg AS, Class B	67	12,482
Danske Bank A/S	182	3,201
DSV PANALPINA A/S	34	7,984
Novo Nordisk A/S, Class B	540	45,243
Orsted AS (e)	87	12,236
ROCKWOOL International A/S, Class B	1	689
Tryg A/S	95	2,331
Vestas Wind Systems A/S	167	6,520

		95,076

Finland — 1.5%
Fortum OYJ	205	5,657
Kone OYJ, Class B	56	4,583
Nordea Bank Abp	854	9,508
Orion OYJ, Class B	33	1,434
Sampo OYJ, Class A	131	6,044
Wartsila OYJ Abp	78	1,162

		28,388

France — 12.3%
Aeroports de Paris (a)	5	640
Airbus SE (a)	97	12,521
Alstom SA (a)	46	2,324
Amundi SA (e)	16	1,413
AXA SA	510	12,946
BNP Paribas SA	296	18,603
Bouygues SA	38	1,399
Bureau Veritas SA (a)	48	1,536

SECURITY DESCRIPTION	SHARES		VALUE ($)

France — continued
Cie de Saint-Gobain	84		5,518
CNP Assurances	45		771
Credit Agricole SA	307		4,310
Dassault Aviation SA	—	(h)	491
Eiffage SA	14		1,407
Electricite de France SA	216		2,955
Engie SA	850		11,651
Eurazeo SE	10		908
Getlink SE	73		1,140
Ipsen SA	12		1,231
Legrand SA	44		4,683
Natixis SA	249		1,185
Pernod Ricard SA	136		30,233
Remy Cointreau SA	15		3,048
Renault SA (a)	48		1,939
Safran SA	56		7,838
Sanofi	356		37,366
Schneider Electric SE	89		14,032
SCOR SE (a)	42		1,330
Societe Generale SA	214		6,320
Suez SA	160		3,817
Teleperformance	10		3,941
Thales SA	18		1,792
TotalEnergies SE	450		20,401
Veolia Environnement SA	250		7,567
Vinci SA	88		9,403
Wendel SE	7		952

			237,611

Germany — 10.4%
Allianz SE (Registered)	109		27,114
Bayer AG (Registered)	308		18,747
Bayerische Motoren Werke AG	82		8,735
Brenntag SE	26		2,376
Commerzbank AG (a)	264		1,875
Daimler AG (Registered)	213		19,032
Deutsche Bank AG (Registered) (a)	545		7,101
Deutsche Boerse AG	50		8,739
Deutsche Lufthansa AG (Registered) (a)	50		558
Deutsche Post AG (Registered)	164		11,154
E.ON SE	1,044		12,080
GEA Group AG	25		1,021
Hannover Rueck SE	16		2,660
Infineon Technologies AG	478		19,210
KION Group AG	12		1,276
Knorr-Bremse AG	12		1,383
Merck KGaA	41		7,784
MTU Aero Engines AG	9		2,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	37		10,118
Rational AG	1		760
RWE AG	297		10,786

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Siemens AG (Registered)	126	20,070
Siemens Energy AG (a)	66	1,981
Uniper SE	45	1,669
Volkswagen AG	8	2,655
Zalando SE (a) (e)	9	1,148

		202,219

Ireland — 0.5%
DCC plc	16	1,339
Experian plc	152	5,852
Kingspan Group plc	26	2,411

		9,602

Italy — 5.0%
Assicurazioni Generali SpA	291	5,837
Atlantia SpA (a)	81	1,478
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	339	4,549
Enel SpA	3,763	34,965
Eni SpA	455	5,546
Ferrari NV	31	6,476
FinecoBank Banca Fineco SpA (a)	124	2,172
Intesa Sanpaolo SpA	4,352	12,040
Mediobanca Banca di Credito Finanziario SpA (a)	164	1,915
Poste Italiane SpA (e)	138	1,822
Prysmian SpA	42	1,516
Recordati Industria Chimica e Farmaceutica SpA	33	1,877
Snam SpA	990	5,729
Terna SPA	673	5,019
UniCredit SpA	560	6,622

		97,563

Jordan — 0.1%
Hikma Pharmaceuticals plc	54	1,836

Luxembourg — 0.4%
ArcelorMittal SA	258	7,932

Netherlands — 10.6%
ABN AMRO Bank NV, GDR, CVA (a) (e)	111	1,351
Aegon NV	472	1,961
ASM International NV	17	5,706
ASML Holding NV	153	105,903
EXOR NV	29	2,294
Heineken Holding NV	75	7,548
Heineken NV	168	20,431
ING Groep NV	1,028	13,645
NN Group NV	74	3,495
Randstad NV	20	1,507
Royal Dutch Shell plc, Class A	739	14,820
Royal Dutch Shell plc, Class B	668	12,969
Stellantis NV	505	9,928

SECURITY DESCRIPTION	SHARES		VALUE ($)

Netherlands — continued
Wolters Kluwer NV	44		4,443

			206,001

Norway — 0.7%
DNB ASA	245		5,342
Equinor ASA	176		3,729
Gjensidige Forsikring ASA	53		1,162
Norsk Hydro ASA	483		3,086

			13,319

Poland — 0.0% (g)
InPost SA (a)	33		662

Portugal — 0.4%
EDP — Energias de Portugal SA	1,311		6,950
Galp Energia SGPS SA	90		982

			7,932

South Korea — 1.9%
Samsung Electronics Co. Ltd.	506		36,197
Samsung Electronics Co. Ltd. (Registered), GDR	—	(h)	3

			36,200

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	39		1,033
Aena SME SA (a) (e)	12		2,024
Banco Bilbao Vizcaya Argentaria SA	1,757		10,899
Banco Santander SA	4,570		17,479
CaixaBank SA	1,171		3,607
EDP Renovaveis SA	132		3,050
Enagas SA	73		1,692
Endesa SA	159		3,868
Ferrovial SA	79		2,332
Iberdrola SA	2,695		32,862
Naturgy Energy Group SA	144		3,704
Red Electrica Corp. SA	156		2,888
Repsol SA	268		3,373
Siemens Gamesa Renewable Energy SA	40		1,323

			90,134

Sweden — 4.0%
Alfa Laval AB	52		1,845
Assa Abloy AB, Class B	166		4,993
Atlas Copco AB, Class A	111		6,813
Atlas Copco AB, Class B	64		3,396
Boliden AB	98		3,759
Epiroc AB, Class A	109		2,479
Epiroc AB, Class B	64		1,258
EQT AB	63		2,281
Industrivarden AB, Class A	28		1,095
Industrivarden AB, Class C	42		1,540
Investment AB Latour, Class B	25		807

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — continued
Investor AB, Class B	480	11,067
Kinnevik AB, Class B (a)	64	2,553
L E Lundbergforetagen AB, Class B	20	1,292
Nibe Industrier AB, Class B	236	2,482
Sandvik AB	187	4,769
Securitas AB, Class B	52	817
Skandinaviska Enskilda Banken AB, Class A	429	5,544
Skanska AB, Class B	56	1,490
SKF AB, Class B	63	1,603
Svenska Handelsbanken AB, Class A	384	4,339
Swedbank AB, Class A	239	4,443
Volvo AB, Class A	33	827
Volvo AB, Class B	236	5,693

		77,185

Switzerland — 14.0%
ABB Ltd. (Registered)	287	9,737
Adecco Group AG (Registered)	26	1,742
Baloise Holding AG (Registered)	12	1,908
Banque Cantonale Vaudoise (Registered)	8	713
Coca-Cola HBC AG	130	4,709
Credit Suisse Group AG (Registered)	645	6,752
Geberit AG (Registered)	6	4,597
Glencore plc (a)	3,592	15,415
Julius Baer Group Ltd.	59	3,852
Kuehne + Nagel International AG (Registered)	9	3,054
Novartis AG (Registered)	697	63,579
Partners Group Holding AG	6	9,067
Roche Holding AG	231	87,186
Schindler Holding AG	7	2,065
Schindler Holding AG (Registered)	3	968
SGS SA (Registered)	1	3,087
STMicroelectronics NV	250	9,082
Swiss Life Holding AG (Registered)	8	4,104
Swiss Re AG	79	7,179
UBS Group AG (Registered)	966	14,798
Vifor Pharma AG	15	1,983
Zurich Insurance Group AG	40	15,926

		271,503

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 19.9%
3i Group plc	256	4,162
Admiral Group plc	51	2,211
Anglo American plc	465	18,521
Ashtead Group plc	74	5,518
AstraZeneca plc	412	49,503
Aviva plc	1,035	5,812
BAE Systems plc	532	3,844
Barclays plc	4,575	10,857
BP plc	3,668	16,084

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom — continued
Bunzl plc	55	1,835
CNH Industrial NV	169	2,805
Coca-Cola Europacific Partners plc	133	7,883
Diageo plc	1,519	72,810
Direct Line Insurance Group plc	360	1,418
Evraz plc	183	1,504
Ferguson plc	37	5,173
GlaxoSmithKline plc	1,579	31,045
Hargreaves Lansdown plc	94	2,063
HSBC Holdings plc	5,368	30,979
Intertek Group plc	27	2,045
Legal & General Group plc	1,573	5,610
Lloyds Banking Group plc	18,673	12,079
London Stock Exchange Group plc	86	9,456
M&G plc	685	2,170
Melrose Industries plc	801	1,723
Natwest Group plc	1,283	3,611
Phoenix Group Holdings plc	171	1,598
Prudential plc	688	13,083
RELX plc	319	8,467
Rentokil Initial plc	307	2,102
Rio Tinto plc	403	33,312
Rolls-Royce Holdings plc (a)	1,386	1,897
Schroders plc	33	1,593
Smiths Group plc	65	1,442
Spirax-Sarco Engineering plc	12	2,295
St James’s Place plc	142	2,900
Standard Chartered plc	707	4,512
Standard Life Aberdeen plc	575	2,157

		386,079

Total Common Stocks (Cost $1,501,894)		1,858,251

Preferred Stocks — 1.2%

Germany — 0.9%
Bayerische Motoren Werke AG	14	1,273
Porsche Automobil Holding SE	38	4,091
Volkswagen AG	46	11,580

		16,944

South Korea — 0.3%
Samsung Electronics Co. Ltd.	87	5,702

Total Preferred Stocks (Cost $12,819)		22,646

	NUMBER OF RIGHTS
Right — 0.0% (g)
Spain — 0.0% (g)
ACS Actividades de Construccion y Servicios SA, expiring 07/23/2021 (a)
(Cost $57)	38	53

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 2.7%
Time Deposits — 2.7%
Australia & New Zealand Banking Group Ltd., 0.01%, 07/01/2021		846		846
Barclays SA, 0.01%, 07/01/2021		—	(h)	—	(h)
BNP Paribas SA,
(1.83%), 07/01/2021	CHF	5,221		5,643
(0.78%), 07/01/2021	EUR	22,343		26,493
(0.61%), 07/01/2021	SEK	12,147		1,419
(0.48%), 07/01/2021	DKK	10,415		1,661
0.01%, 07/01/2021		2,415		2,415
Brown Brothers Harriman,
(1.83%), 07/01/2021	CHF	—	(h)	—	(h)
(1.08%), 07/01/2021	NOK	1,752		203
(0.78%), 07/01/2021	EUR	—	(h)	—	(h)
(0.61%), 07/01/2021	SEK	—	(h)	—	(h)
(0.48%), 07/01/2021	DKK	—	(h)	—	(h)
0.00%, 07/01/2021	SGD	—	(h)	—	(h)
0.00%, 07/02/2021	HKD	—	(h)	—	(h)
0.01%, 07/01/2021	GBP	—	(h)	—	(h)
0.01%, 07/01/2021		—	(h)	—	(h)
0.01%, 07/02/2021	CAD	—	(h)	—	(h)
3.65%, 07/01/2021	ZAR	—	(h)	—

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Citibank NA,
0.01%, 07/01/2021	GBP	6,935	9,594
0.01%, 07/01/2021		2,762	2,762
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 07/01/2021		211	211

Total Short-Term Investments (Cost $51,247)			51,247

Total Investments — 99.8% (Cost — $1,566,018)*			1,932,197

Other Assets in Excess of Liabilities — 0.2%			4,388

NET ASSETS — 100.0%			$1,936,585

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Amsterdam Index	12	07/2021	EUR	2,080	(4)

Euro STOXX 50 Index	377	09/2021	EUR	18,365	(236)

FTSE 100 Index	163	09/2021	GBP	15,897	(158)

MSCI Emerging Markets Index	5	09/2021	USD	342	(1)

Total unrealized appreciation (depreciation)					(399)

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2021

Summary of Investments by Industry, June 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	18.3%

Banks	12.1%

Beverages	10.3%

Semiconductors	9.4%

Electric	7.8%

Insurance	7.2%

Mining	5.1%

Oil & Gas	4.2%

Auto Manufacturers	3.7%

Commercial Services	1.8%

Diversified Financial Services	1.7%

Aerospace/Defense	1.6%

Transportation	1.6%

Electrical Components & Equipment	1.6%

Investment Companies	1.4%

Miscellaneous Manufacturers	1.4%

Machinery — Diversified	1.1%

Engineering & Construction	1.0%

Others (Each less than 1.0%)	6.0%

Short-Term Investments	2.7%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
HKD	— Hong Kong Dollar
NOK	— Norwegian korone
EUR	— Euro
GBP	— British Pound
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	23

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30,2021 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$3,775,777
Cash (a)	—
Deposits at broker for futures contracts	1,565
Prepaid expenses	2
Receivables:
Fund shares sold	8,875
Interest and dividends from non-affiliates	3,381
Tax reclaims	12
Variation margin on futures contracts	18

Total Assets	3,789,630

LIABILITIES:
Payables:
Investment securities purchased	35,170
Fund shares redeemed	1,319
Accrued liabilities:
Investment advisory fees	115
Administration fees	26
Custodian and accounting fees	54
Trustees’ fees	9
Registration and filing fees	23
Other	63

Total Liabilities	36,779

Net Assets	$3,752,851

NET ASSETS:
Paid-in capital	$2,830,222
Total distributable earnings (loss)	922,629

Total Net Assets	$3,752,851

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	236,314
Net Asset Value, offering and redemption price per share (b):	$15.88
Cost of investments in non-affiliates	$2,958,841

(a)	Amount rounds to less than $500
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$1,932,197
Foreign currency, at value	108
Deposits at broker for futures contracts	2,852
Prepaid expenses	1
Receivables:
Investment securities sold	—	(a)
Fund shares sold	5,089
Interest and dividends from non-affiliates	1,636
Tax reclaims	4,926

Total Assets	1,946,809

LIABILITIES:
Payable for reverse repurchase agreements
Payables:
Due to custodian—cash	18
Investment securities purchased	8,855
Fund shares redeemed	650
Variation margin on futures contracts	298
Accrued liabilities:
Investment advisory fees	76
Administration fees	18
Custodian and accounting fees	197
Trustees’ fees	6
Registration and filing fees	25
Other	81

Total Liabilities	10,224

Net Assets	$1,936,585

NET ASSETS:
Paid-in capital	$1,593,213
Total distributable earnings (loss)	343,372

Total Net Assets	$1,936,585

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	155,189
Net Asset Value, offering and redemption price per share (b):	$12.48
Cost of investments in non-affiliates	$1,566,018
Cost of foreign currency	108

(a)	Amount rounds to less than $500
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	25

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1
Dividend income from non-affiliates	19,817
Foreign taxes withheld	(5)

Total investment income	19,813

EXPENSES:
Investment advisory fees	3,565
Administration fees	77
Custodian and accounting fees	165
Professional fees	42
Trustees’ fees	36
Printing and mailing costs	4
Registration and filing fees	43
Transfer agency fees	14
Interest expense (a)	—
Other	5

Total expenses	3,951

Less advisory fees waived	(2,996)

Net expenses	955

Net investment income (loss)	18,858

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	89,386
Futures contracts	2,449

Net realized gain (loss)	91,835

Change in net unrealized appreciation (depreciation) of: Investments in non-affiliates	327,393
Futures contracts	336

Change in net unrealized appreciation (depreciation)	327,729

Net realized/unrealized gains (losses)	419,564

Change in net assets resulting from operations	$438,422

(a)	Amount rounds to less than $500

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2021

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	- (a)
Dividend income from non-affiliates	$38,577
Foreign taxes withheld	(4,314)

Total investment income	34,263

EXPENSES:
Investment advisory fees	2,068
Administration fees	54
Custodian and accounting fees	351
Professional fees	58
Trustees’ fees	21
Registration and filing fees	34
Transfer agency fees	14
Interest expense	105
Other	5

Total expenses	2,710

Less advisory fees waived	(1,664)

Net expenses	1,046

Net investment income (loss)	33,217

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	65,045
Futures contracts	4,523
Foreign currency transactions	(52)
Forward foreign currency exchange contracts	(46)

Net realized gain (loss)	69,470

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	97,040
Futures contracts	(444)
Foreign currency translations	(957)

Change in net unrealized appreciation (depreciation)	95,639

Net realized/unrealized gains (losses)	165,109

Change in net assets resulting from operations	$198,326

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Unaudited)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,858	$28,886
Net realized gain (loss)	91,835	28,822
Change in net unrealized appreciation (depreciation)	327,729	376,202

Change in net assets resulting from operations	438,422	433,910

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	(65,182)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,232,917	292,159

NET ASSETS:
Change in net assets	1,671,339	660,887
Beginning of period	2,081,512	1,420,625

End of period	$3,752,851	$2,081,512

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,335,502	$685,743
Distributions reinvested	–	65,182
Cost of shares redeemed	(102,585)	(458,766)

Total change in net assets resulting from capital transactions	$1,232,917	$292,159

SHARE TRANSACTIONS:
Issued	91,801	58,727
Reinvested	–	4,758
Redeemed	(6,997)	(41,110)

Change in Shares	84,804	22,375

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2021

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2021	Year Ended December 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,217	$22,282
Net realized gain (loss)	69,470	(113,990)
Change in net unrealized appreciation (depreciation)	95,639	229,242

Change in net assets resulting from operations	198,326	137,534

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	(24,506)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	349,636	373,969

NET ASSETS:
Change in net assets	547,962	486,997
Beginning of period	1,388,623	901,626

End of period	$1,936,585	$1,388,623

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$419,607	$688,801
Distributions reinvested	–	24,506
Cost of shares redeemed	(69,971)	(339,338)

Total change in net assets resulting from capital transactions	$349,636	$373,969

SHARE TRANSACTIONS:
Issued	35,217	75,174
Reinvested	–	2,236
Redeemed	(5,948)	(39,169)

Change in Shares	29,269	38,241

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	SIX CIRCLES TRUST	29

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2021 (Unaudited)	$13.74	$0.10	$2.04	$2.14	$–	$–	$–
Year Ended December, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)
Period Ended December 31, 2019*	10.00	0.14	1.05	1.19	(0.12)	(0.07)	(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.88	15.57%	$3,752,851	0.07%	1.32%	0.28%	13.94%
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88
11.00	11.90	1,420,625	0.11	1.94	0.33	44.20

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	SIX CIRCLES TRUST	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2021 (Unaudited)	$11.03	$0.24	$1.21	$1.45	$—	$—	$—
Year Ended December, 2020	10.28	0.21	0.74	0.95	(0.20)	—	(0.20)
Period Ended December 31, 2019*	10.00	0.20	0.24	0.44	(0.16)	—	(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$12.48	13.15%	$1,936,585	0.12%		0.11%	4.02%	0.32%	23.92%
11.03	9.25	1,388,623	0.20		0.19	2.22	0.40	91.56
10.28	4.41	901,626	0.26	(e)	0.26	2.86	0.48	62.67

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2020	SIX CIRCLES TRUST	33

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but

34	SIX CIRCLES TRUST	JUNE 30, 2021

not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$19,653	$—	$—	$19,653
Communications	866,697	—	—	866,697
Consumer Cyclical	189,345	—	—	189,345
Consumer Non-cyclical	863,399	—	—	863,399
Energy	29,010	—	—	29,010
Financial	149,753	—	—	149,753
Industrial	349,765	—	—	349,765
Technology	1,222,819	—	—	1,222,819
Utilities	22,338	—	—	22,338

Total Common Stocks	3,712,779	—	—	3,712,779

Short-Term Investments
Time Deposits	—	62,998	—	62,998

Total Investments in Securities	$3,712,779	$62,998	$—	$3,775,777

Appreciation in Other Financial Instruments
Futures contracts	$594	$—	$—	$594

Depreciation in Other Financial Instruments
Futures contracts	$(3)	$—	$—	$(3)

JUNE 30, 2021	SIX CIRCLES TRUST	35

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,462	$—	$22,462
Austria	—	9,674	—	9,674
Belgium	—	54,055	—	54,055
Chile	—	2,818	—	2,818
Denmark	—	95,076	—	95,076
Finland	—	28,388	—	28,388
France	—	237,611	—	237,611
Germany	1,148	201,071	—	202,219
Ireland	—	9,602	—	9,602
Italy	—	97,563	—	97,563
Jordan	—	1,836	—	1,836
Luxembourg	—	7,932	—	7,932
Netherlands	—	206,001	—	206,001
Norway	—	13,319	—	13,319
Poland	662	—	—	662
Portugal	6,950	982	—	7,932
South Korea	—	36,200	—	36,200
Spain	3,050	87,084	—	90,134
Sweden	—	77,185	—	77,185
Switzerland	—	271,503	—	271,503
United Arab Emirates	—	—	—	—
United Kingdom	7,883	378,196	—	386,079

Total Common Stocks	19,693	1,838,558	—	1,858,251

Preferred Stocks
Germany	—	16,944	—	16,944
South Korea	—	5,702	—	5,702

Total Preferred Stocks	—	22,646	—	22,646

Right
Spain	53	—	—	53

Short-Term Investments
Time Deposits	—	51,247	—	51,247

Total Investments in Securities	$19,746	$1,912,451	$—	$1,932,197

Depreciation in Other Financial Instruments
Futures contracts	$(399)	$—	$—	$(399)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

36	SIX CIRCLES TRUST	JUNE 30, 2021

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.

Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2021, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

JUNE 30, 2021	SIX CIRCLES TRUST	37

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2021, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$594

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(3)

Six Circles Managed Equity Portfolio International Unconstrained

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(399)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2021, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$2,449

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$336

Six Circles Managed Equity Portfolio International Unconstrained

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$4,523	$–	$4,523
Foreign exchange contracts	–	(46)	(46)

Total	$4,523	$(46)	$4,477

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(444)

38	SIX CIRCLES TRUST	JUNE 30, 2021

Derivatives Volume

The tables below disclose the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2021 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained
Futures Contracts:
Average Notional Amount Long	$21,614	$32,191
Average Notional Amount Short	–	–
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	–	2,196	(a)
Average Principal Amount Sold	–	473	(b)

(a)	Positions were open for 1 month during the period.
(b)	Positions were open for 2 months during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Coupon payments are based on the adjusted principal at the time the interest is paid. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2021, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

JUNE 30, 2021	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

G. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

H. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3G and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds’ in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Offering Costs — Offering costs, including professional fees, printing fees and initial registration costs, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

G. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2022, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2022, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes,

40	SIX CIRCLES TRUST	JUNE 30, 2021

expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2022, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2021, there were no amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser.

H. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2021, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$195	$939	$(85)
Six Circles Managed Equity Portfolio International Unconstrained Fund	2,057	5	(-) (a	)

(a)	— Amount rounds to less than $500.

4. Investment Transactions

During the period ended June 30, 2021, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$1,636,722	$395,886	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained	758,385	382,915	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of June 30, 2021, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

Germany	Switzerland	United Kingdom
11.2%	25.4%	17.2%

As of June 30, 2021, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

JUNE 30, 2021	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (Unaudited) (continued)

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2021 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$2,958,841	$825,646	$(8,119)	$817,527
Six Circles Managed Equity Portfolio International Unconstrained Fund	1,566,018	381,427	(15,647)	365,780

42	SIX CIRCLES TRUST	JUNE 30, 2021

As of December 31, 2020, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio International Unconstrained Fund	$69,110	$27,149

7. Ownership Concentration

As of June 30, 2021, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund had one affiliated omnibus account for the benefit of its clients which owned 99.96% of its outstanding shares.

8. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that need disclosure.

JUNE 30, 2021	SIX CIRCLES TRUST	43

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Fund on January 1, 2021, and continued to hold your shares at the end of the reporting period, June 30, 2021.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	$1,000.00	$1,155.70	$0.37	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07%
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	1,131.50	0.63	0.12%
Hypothetical	1,000.00	1,024.20	0.60	0.12%

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

44	SIX CIRCLES TRUST	JUNE 30, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Review and Approval of the Continuation of the Advisory and Sub-Advisory Agreements

The Board of Trustees (the “Board”) of the Six Circles Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended, the “1940 Act”) of J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”), the Sub-Advisers (as defined below) or their affiliates (the “Independent Trustees”) met on May 25-26, 2021 (the “Meeting”) to consider and approve (i) the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”) (collectively the “Renewal Funds”), and JPMPI; and (ii) the Sub-Advisory Agreements in respect of the Renewal Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by Interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). At the Meeting, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement and each Sub-Advisory Agreement.

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting detailed information from JPMPI and each Sub-Adviser in connection with the proposed Advisory Agreement and Sub-Advisory Agreements in an effort to observe the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and sub-advisers furnish, such information as may be necessary to evaluate the terms of the proposed agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and information for consideration by the Trustees, which were included in the materials for the Meeting (together, the “15(c) Materials”). Following receipt and review, the Independent Trustees and their counsel, Ropes & Gray, held a separate conference call on May 20, 2021 to consider the 15(c) Materials and related proposed advisory and sub-advisory arrangements, during which the Independent Trustees raised various questions and requests for additional information to be responded to by JPMPI. Subsequent calls were held with representatives from JPMPI to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by JPMPI either in writing or orally at the Meeting.

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding to approve the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) for the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”) (collectively the “Renewal Funds”), the Sub-Advisory Agreements in respect of the Renewal Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”) and Russell Investments Implementation Services, LLC (“RIIS”) (as stand-by Interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) the Trustees took into account the wide variety of materials (the “15(c) Materials”) relating to the services provided by JPMPI, the Sub-Advisers and Sub-Sub-Advisers provided prior to and during the Meeting, the presentations made during the Meeting, and the extensive discussions during the Meeting. It was noted that, to date, RIIS had not been called to act as Interim Sub-Adviser to the Renewal Funds. The Trustees reviewed information relating to, among other things, the investment management services provided by the Adviserand the Sub-Advisers to the Renewal Funds, including the compliance programs of the Adviser and the Sub-Advisers, valuation, and other information related to personnel of the Adviser and Sub-Advisers who provide investment management services to the Renewal Funds. They also reviewed comparative fee information prepared by Broadridge, a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of advisory and sub-advisory agreements.

Representatives of JPMPI also participated in the Meeting, at which the Trustees discussed the advisory and sub-advisory arrangements with the Adviser and the Sub-Advisers for the Renewal Funds. It was noted that representatives of the Sub-Advisers had attended board meetings in the last year.

Review Process. In connection with the approval of the Advisory Agreement and Sub-Advisory Agreements, the Trustees reviewed written materials provided by JPMPI, which included, among other things, comparative fee data prepared by Broadridge, an independent provider of investment company performance and fee and expense data. The Trustees also requested and received assistance and advice regarding

JUNE 30, 2021	SIX CIRCLES TRUST	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

applicable legal standards from Independent Legal Counsel. The Trustees additionally considered the written information provided by JPMPI and the Sub-Advisers in response to the Trustees’ requests for information and other information provided by JPMPI. The Trustees also received oral presentations during regular meetings throughout the prior year on matters related to the Advisory Agreement and the Sub-Advisory Agreements, as well as related arrangements with RIIS. The Independent Trustees held separate telephonic meetings prior to the Meeting, which were attended by Independent Trustee Counsel, to discuss the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement and the related materials and information provided by JPMPI and the Sub-Advisers. Based on their deliberations during the prior meetings, the Independent Trustees formulated a number of questions and requests for follow-up information from management, with respect to which JPMPI had responded in writing or orally during the Meeting. In addition, the Independent Trustees discussed the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement during an executive session held as part of the Meeting with Independent Trustee Counsel at which no representatives of JPMPI, the Sub-Advisers or other representatives from management were present.

In deciding to approve the Advisory Agreement and Sub-Advisory Agreements, the Trustees did not identify any single factor or particular information that, in isolation, was controlling.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and the Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services that JPMPI would provide under the Advisory Agreement. The Trustees also noted JPMPI’s commitment to investing in information technology, supporting compliance, as well as JPMPI’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Trustees considered JPMPI’s review of its policies, procedures and systems to assure compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser; and its processes to keep the Trustees informed about matters relevant to the Renewal Funds and their shareholders.

Similarly, the Trustees considered the sub-advisory services provided by each Sub-Adviser to the Renewal Funds. The Trustees also considered information about the investment personnel of BlackRock and RIIS who are responsible for providing services under the Sub-Advisory Agreements. For each of BlackRock and RIIS, the Trustees reviewed the nature and quality of the investment management, trading, risk management, compliance capabilities and resources, research capabilities, and the experience and capabilities of its portfolio management personnel, and the overall financial strength of each organization. The Trustees noted the certificates received from JPMPI and the Sub-Advisers regarding both their compliance programs and codes of ethics, which noted that that each of JPMPI, BlackRock and RIIS had compliance policies and procedures in place that were reasonably designed to prevent violations of the federal securities laws with respect to the services provided by them and had each adopted a code of ethics that included provisions reasonably necessary to prevent access persons from (i) engaging in certain specified conduct and (ii) violating the code of ethics.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by the Adviser, and Sub-Advisers under the Advisory and Sub-Advisory Agreements were likely to benefit the Renewal Funds and their shareholders.

Investment Performance. As part of their review of the services provided by JPMPI and BlackRock, the Trustees reviewed the performance of each of the Renewal Funds, including the Broadridge report containing comparative performance information of a peer group of similar funds selected by Broadridge. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge do not provide particularly apt comparisons, given the Renewal Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Renewal Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Renewal Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Renewal Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Renewal Funds serve their intended purpose. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Renewal Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies. In this regard, the Trustees received supplemental information regarding (i) Sub-Adviser/Sub-Sub-Adviser sleeve performance and (ii) performance of the J.P. Morgan managed account strategies that invest in the Renewal Funds.

To evaluate Sub-Adviser sleeve performance, the Trustees reviewed performance information of each of the Sub-Adviser sleeves against their performance benchmark(s), which included customized benchmarks in certain cases. The Trustees also considered that Sub-Adviser performance is reviewed independently by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), and reviewed related materials from IPGC reports.

46	SIX CIRCLES TRUST	JUNE 30, 2021

Regarding Renewal Fund performance, in addition to the performance information comparing each of the Renewal Funds against their Broadridge peers and their prospectus stated benchmarks, the Board reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Renewal Funds, along with 2020 portfolio attribution reports pointing out the main contributors to and detractors from the performance of the managed account portfolios, including the role of the Renewal Funds as components of the broader portfolios. The Trustees also considered that Fund performance is reviewed independently by the J.P. Morgan Portfolio Governance Committee (“PGC”), a committee responsible for providing ongoing oversight of its internal investment strategies, including the investment strategies inclusive of the Renewal Funds and reviewed related materials. The Board considered that PGC to date has been satisfied with the performance of the Renewal Funds and each Sub-Adviser and that the Renewal Funds have to date and continue to serve their intended purpose.

Based on these reviews, the Trustees concluded that they were satisfied with the investment performance provided by each of JPMPI under the Advisory Agreement and BlackRock and RIIS under the respective Sub-Advisory Agreements.

Fees and Total Expenses. In considering the fees and expenses of each Renewal Fund, the Trustees took into account a number of factors, including the type and complexity of the services to be provided, the estimated cost of providing services, the risk assumed by JPMPI in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Renewal Funds. The Trustees noted JPMPI’s explanation that the advisory fee rate is consistent across all of the Renewal Funds as the fee covers sub-advisory fees and each Renewal Fund receives similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had: (1) agreed to contractually reimburse expenses for the Renewal Funds to the extent the total expense ratio for each Renewal Fund exceeded a certain specified limit; and (2) agreed to contractually waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers. The Trustees considered how these agreements affect the expenses borne by shareholders.

The Trustees reviewed the advisory fee and total expenses of each Renewal Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to advisory fees, the Trustees reviewed data from Broadridge that compared the average and median advisory fees of other funds in a peer group of comparable funds. The Trustees compared each of the Renewal Funds’ total expenses to other funds in the applicable peer group provided by Broadridge and found the total expenses of each Renewal Fund to be reasonable. The Trustees noted that the Broadridge information showed that the advisory fee for each Renewal Fund was in the low range of the applicable Broadridge peer group and universe. They further noted that the total expense ratio for each Renewal Fund was also within the low range of total expenses within its peer group, when taking into account the fee waiver and expense reimbursement arrangements for each Renewal Fund. The Trustees also found that the fees paid by JPMPI to BlackRock and RIIS were reasonable, noting that the Renewal Funds do not pay the fees to the Sub-Advisers directly, but that JPMPI compensates them out of the advisory fee it receives from the Renewal Funds. The Trustees also considered that the sub-sub-advisory fees paid to the Sub-Advisers are paid out of the sub-advisory fees paid to the Sub-Advisers by JPMPI. The Trustees noted that neither JPMPI nor BlackRock (with respect to the MEP U.S. Fund and MEP International Fund), and RIIS identified any funds or accounts with comparable investment objectives and strategies as the Renewal Funds. They noted the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in light of the differences in services provided to the Renewal Funds compared to those provided to other funds and other accounts that are not registered under the 1940 Act. Further, the Board noted the limitations of fee comparisons to other funds for which the Sub-Advisers serve as primary investment adviser, as opposed to fees charged to funds that Sub-Advisers sub-advise, in light of the differences in sub-advisory services provided to the Renewal Funds compared to those provided to other funds for which the Sub-Advisers serve as primary adviser. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser to the Renewal Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Based on the information presented by JPMPI, BlackRock and RIIS and Broadridge, the Trustees determined that the level of the advisory fees charged by JPMPI, the level of the sub-advisory fees to be paid by JPMPI to BlackRock and RIIS, as well as the total expenses of each Renewal Fund, are reasonable, fair and equitable and that approval of the continuation of the Advisory Agreement, Sub-Advisory Agreements and Sub-Sub-Advisory Agreements benefits each Renewal Fund and its shareholders.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Renewal Funds as well as the estimated profits realized by the Sub-Advisers in connection with the operation of the Renewal Funds based on profitability information included in the Meeting Materials, and whether the amount of profits represented a fair entrepreneurial profit for

JUNE 30, 2021	SIX CIRCLES TRUST	47

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

the management of the Renewal Funds. In doing so, the Trustees also took into account the entrepreneurial and business risk JPMPI undertakes as investment manager and sponsor of the Renewal Funds. The Trustees also considered the Renewal Funds’ operating expenses and the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profits. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Renewal Funds from inception through December 31, 2020. The Trustees also took into account that, although JPMPI has not realized profits with respect to the Renewal Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Renewal Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates to be paid to JPMPI do not have break points, but due to the fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Renewal Funds. The Trustees took into account that the Sub-Advisory Agreements for the BlackRock and RIIS include breakpoints to certain of the sub-advisory fee in light of the anticipated size of those Renewal Funds.

Ultimately, the Trustees concluded that each of the Renewal Funds’ fee and expense structure is reasonable, fair and equitable.

Ancillary Benefits. The Trustees next considered whether the Adviser, BlackRock and RIIS or any of their affiliates may receive other benefits as a result of the relationship with the Trust or the Renewal Funds. The Trustees considered that the Renewal Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. Specifically, the Board considered that the Renewal Funds serve to expand the CIO investments toolkit; expand the current capacity to invest, and reduce unintended portfolio dispersion. The Board also considered that, apart from the Adviser, who does not retain any fees under the Advisory Agreement for managing the Renewal Funds, the Renewal Funds are not engaging any JPMC affiliates as fund service providers. Instead, the Renewal Funds are utilizing third party service providers and restrict any transactions with affiliates. In this regard, the Trustees took into account JPMPI’s representation that no JPMC affiliate is profiting financially directly from the Renewal Funds themselves. [The Trustees considered that the Adviser] does receive a portfolio management fee (“PMF”) outside of the Renewal Funds based on funds held in the Adviser’s discretionary client accounts, including on assets attributable to shares of the Renewal Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it would receive this PMF independent of whether the discretionary accounts allocated investments to the Renewal Funds or allocated the same assets to a third party fund or other investment.

The Trustees additionally considered that BlackRock and RIIS were not affiliated with any of the Renewal Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Renewal Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Renewal Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from RIIS sub-advisory services. The Trustees also considered the proprietary nature of the Renewal Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Renewal Funds. The Trustees also considered portfolio trading practices, noting that while the Adviser was affiliated with a broker-dealer, the broker-dealer affiliate does not execute portfolio transactions on behalf of the Renewal Funds and would not receive the benefit of research provided by any such broker-dealer.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Renewal Funds and has to date been unprofitable with respect to its management of the Renewal Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Renewal Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Renewal Funds taking into account the managed account fees they receive that are attributable to assets invested in the Renewal Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Renewal Funds or in other funds and/or individual securities.

Conclusions. Having requested and received such information from the Adviser, BlackRock and RIIS as the Trustees believed to be reasonably necessary to evaluate the continuation of the terms of the Advisory Agreement and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, unanimously concluded that the advisory fee and sub-advisory fee structures were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable business judgment, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one year term.

48	SIX CIRCLES TRUST	JUNE 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Both of the Funds have adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program.

JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On May 26, 2021, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum {“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented June 30, 2021 with respect to each Fund during the Program Reporting Period.

JUNE 30, 2021	SIX CIRCLES TRUST	49

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2021. All rights reserved. June 30, 2021.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/Mary Savino

Mary Savino

Title: President - Principal Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Mary Savino

Mary Savino

Title: President - Principal Executive Officer

Date: September 2, 2021

By: (Signature and Title)

/s/Gregory McNeil

Gregory McNeil

Title: Treasurer - Principal Financial Officer

Date: September 2, 2021